UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	15.3%
United States of America*	9.1%
United Kingdom	8.4%
Canada	6.6%
Switzerland	6.2%
Cayman Islands	6.0%
France	6.0%
Germany	5.0%
Australia	3.7%
Other	33.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.7
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.6
11.0

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	18.7
Consumer Discretionary	11.0
Industrials	10.4
Health Care	9.8
Information Technology	9.6
Consumer Staples	9.0
Communication Services	6.8
Materials	6.2
Energy	4.5
Utilities	3.0

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
		Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR (a)		26,825	$437,516
Grupo Financiero Galicia SA sponsored ADR		69,343	493,722
Telecom Argentina SA Class B sponsored ADR		52,115	358,030
YPF SA Class D sponsored ADR		101,803	390,924

TOTAL ARGENTINA			1,680,192

Australia - 3.7%
AGL Energy Ltd.		441,046	4,840,487
Alumina Ltd.		1,766,125	1,959,077
AMP Ltd. (b)		2,361,678	2,179,023
APA Group unit		801,426	5,662,769
Aristocrat Leisure Ltd.		385,249	6,318,003
ASX Ltd.		135,988	7,170,035
Aurizon Holdings Ltd.		1,415,742	4,300,816
Australia & New Zealand Banking Group Ltd.		1,976,877	21,473,758
Bendigo & Adelaide Bank Ltd.		330,861	1,399,922
BHP Billiton Ltd.		2,045,256	41,752,491
BlueScope Steel Ltd.		354,625	2,314,590
Boral Ltd.		778,895	1,513,770
Brambles Ltd.		1,056,357	7,550,380
Caltex Australia Ltd.		165,150	2,658,897
Challenger Ltd.		347,285	1,106,048
Cimic Group Ltd.		60,520	963,381
Coca-Cola Amatil Ltd.		326,083	1,815,498
Cochlear Ltd.		43,614	5,185,593
Coles Group Ltd.		932,219	9,348,129
Commonwealth Bank of Australia		1,226,942	49,564,153
Computershare Ltd.		346,131	2,723,245
Crown Ltd.		223,452	1,430,449
CSL Ltd.		315,316	62,851,112
DEXUS Property Group unit		770,641	4,574,777
Flight Centre Travel Group Ltd.		95,098	673,955
Flight Centre Trvl Group Ltd. rights 5/1/20 (b)		21,339	52,702
Fortescue Metals Group Ltd.		964,900	7,374,007
Goodman Group unit		1,175,434	10,011,447
Harvey Norman Holdings Ltd. (a)		369,828	663,552
Incitec Pivot Ltd.		1,052,971	1,628,537
Insurance Australia Group Ltd.		1,574,422	5,882,519
Lendlease Group unit		381,394	3,038,124
Macquarie Group Ltd.		237,006	15,699,987
Magellan Financial Group Ltd.		88,896	2,911,934
Medibank Private Ltd.		1,872,494	3,280,270
Mirvac Group unit		2,668,918	3,878,189
National Australia Bank Ltd.		2,120	23,230
National Australia Bank Ltd.		2,014,064	22,069,067
Newcrest Mining Ltd.		536,933	9,636,036
Orica Ltd.		279,558	3,239,714
Origin Energy Ltd.		1,178,133	4,237,387
Qantas Airways Ltd.		460,062	1,142,637
QBE Insurance Group Ltd.		1,002,408	5,427,897
Ramsay Health Care Ltd.		121,138	4,919,603
realestate.com.au Ltd.		39,054	2,234,631
Rio Tinto Ltd.		259,188	14,608,143
Santos Ltd.		1,187,187	3,775,017
Scentre Group unit		3,784,644	5,685,471
SEEK Ltd.		259,117	2,892,854
Sonic Healthcare Ltd.		298,760	5,276,175
South32 Ltd.		3,423,267	4,305,284
SP AusNet		1,274,358	1,554,239
Stockland Corp. Ltd. unit		1,640,347	3,045,972
Suncorp Group Ltd.		848,839	5,046,227
Sydney Airport unit		761,921	3,103,601
Tabcorp Holdings Ltd.		1,426,902	2,974,912
Telstra Corp. Ltd.		2,826,156	5,559,659
The GPT Group unit		1,342,406	3,689,295
TPG Telecom Ltd.		239,901	1,144,739
Transurban Group unit		1,913,109	17,054,927
Treasury Wine Estates Ltd.		489,187	3,217,560
Vicinity Centres unit		2,265,659	2,168,994
Washington H. Soul Pattinson & Co. Ltd.		73,303	881,591
Wesfarmers Ltd.		795,443	19,320,877
Westpac Banking Corp.		2,486,009	25,864,795
WiseTech Global Ltd.		91,418	1,088,618
Woodside Petroleum Ltd.		646,786	9,261,484
Woolworths Group Ltd.		875,488	20,260,483
WorleyParsons Ltd.		212,614	1,232,363

TOTAL AUSTRALIA			521,695,108

Austria - 0.1%
Andritz AG		53,617	1,762,686
Erste Group Bank AG		202,104	4,390,755
OMV AG		101,562	3,327,772
Raiffeisen International Bank-Holding AG		116,879	2,014,728
Verbund AG		46,019	2,085,782
Voestalpine AG		84,541	1,750,513

TOTAL AUSTRIA			15,332,236

Bailiwick of Jersey - 0.4%
Experian PLC		628,247	18,866,490
Ferguson PLC		157,072	11,325,249
Glencore Xstrata PLC		7,446,030	13,949,696
Polymetal International PLC		145,172	2,986,805
WPP PLC		892,111	6,922,003

TOTAL BAILIWICK OF JERSEY			54,050,243

Belgium - 0.5%
Ageas		120,686	4,344,536
Anheuser-Busch InBev SA NV		531,124	24,734,476
Colruyt NV		39,197	2,346,149
Galapagos Genomics NV (b)		31,023	6,853,828
Groupe Bruxelles Lambert SA		55,039	4,395,720
KBC Groep NV		174,490	9,464,508
Proximus		107,894	2,302,048
Solvay SA Class A		50,520	3,944,013
Telenet Group Holding NV		30,530	1,274,016
Titan Cement International Trading SA		14,199	197,300
Titan Cement International Trading SA		6,734	93,129
UCB SA		88,875	8,136,267
Umicore SA		134,258	5,818,814

TOTAL BELGIUM			73,904,804

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		2,466,000	5,898,693
Alibaba Pictures Group Ltd. (b)		9,340,000	1,250,965
Beijing Enterprises Water Group Ltd.		3,046,000	1,182,006
Brilliance China Automotive Holdings Ltd.		2,014,000	1,863,429
Cheung Kong Infrastructure Holdings Ltd.		475,000	2,821,507
China Gas Holdings Ltd.		1,760,000	6,404,180
China Oriental Group Co. Ltd. (H Shares)		184	56
China Resource Gas Group Ltd.		610,000	3,428,403
Cosco Shipping Ports Ltd.		973,623	518,700
Credicorp Ltd. (United States)		46,360	6,908,567
Dairy Farm International Holdings Ltd.		221,930	1,063,538
GOME Electrical Appliances Holdings Ltd. (a)(b)		7,464,418	866,579
Haier Electronics Group Co. Ltd.		950,000	2,616,389
Hongkong Land Holdings Ltd.		789,056	3,300,737
Jardine Matheson Holdings Ltd.		154,513	6,767,848
Jardine Strategic Holdings Ltd.		150,901	3,243,905
Kerry Properties Ltd.		419,500	1,158,648
Kunlun Energy Co. Ltd.		2,360,000	1,537,530
Luye Pharma Group Ltd. (c)		654,000	317,567
Nine Dragons Paper (Holdings) Ltd.		1,070,000	1,023,694
NWS Holdings Ltd.		1,033,515	1,077,096
Shenzhen International Holdings Ltd.		606,719	1,172,612
Yue Yuen Industrial (Holdings) Ltd.		451,500	720,214

TOTAL BERMUDA			55,142,863

Brazil - 0.8%
Ambev SA		2,387,230	4,978,243
Atacadao Distribuicao Comercio e Industria Ltda		254,200	934,920
B2W Companhia Global do Varejo (b)		158,474	2,134,688
Banco Bradesco SA		426,644	1,377,714
Banco do Brasil SA		604,800	3,169,753
Banco Santander SA (Brasil) unit		259,400	1,287,960
BB Seguridade Participacoes SA		482,600	2,356,246
BM&F BOVESPA SA		1,410,025	9,962,147
BR Malls Participacoes SA		470,330	868,371
Brasil Foods SA (b)		226,200	806,565
BTG Pactual Participations Ltd. unit		200,300	1,558,081
CCR SA		849,200	1,928,616
Centrais Eletricas Brasileiras SA (Electrobras)		153,130	682,874
Cielo SA		783,914	585,279
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		104,301	1,270,125
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		250,300	1,844,834
Companhia Siderurgica Nacional SA (CSN)		376,000	619,533
Cosan SA Industria e Comercio		99,100	1,099,633
Drogasil SA		155,100	2,988,539
Embraer SA (b)		434,600	691,313
Energisa SA unit		105,600	848,622
ENGIE Brasil Energia SA		128,650	925,502
Equatorial Energia SA		624,600	2,105,393
Hapvida Participacoes e Investimentos SA (c)		135,800	1,309,578
Hypermarcas SA		241,800	1,293,062
IRB Brasil Resseguros SA		440,100	827,125
JBS SA		725,900	3,182,378
Klabin SA unit		487,300	1,595,986
Kroton Educacional SA		1,125,092	1,146,216
Localiza Rent A Car SA		434,641	2,732,742
Lojas Renner SA		552,723	3,902,064
Magazine Luiza SA		547,933	5,007,865
Multiplan Empreendimentos Imobiliarios SA		183,356	704,372
Natura & Co. Holding SA		456,264	2,980,286
Notre Dame Intermedica Participacoes SA		328,900	3,315,068
Petrobras Distribuidora SA		538,800	1,935,079
Petroleo Brasileiro SA - Petrobras (ON)		1,744,611	5,983,375
Porto Seguro SA		62,800	523,035
Rumo SA (b)		757,600	2,757,113
Sul America SA unit		207,537	1,707,880
Suzano Papel e Celulose SA		375,271	2,719,695
TIM Participacoes SA		556,803	1,306,535
Ultrapar Participacoes SA		453,000	1,207,911
Vale SA (b)		1,541,786	12,718,976
Vale SA sponsored ADR (b)		709,181	5,850,743
Weg SA		599,366	4,402,192

TOTAL BRAZIL			114,134,227

Canada - 6.0%
Agnico Eagle Mines Ltd. (Canada)		166,686	9,739,267
Air Canada (b)		81,249	1,181,422
Algonquin Power & Utilities Corp.		352,790	4,891,589
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		604,180	16,858,616
AltaGas Ltd. (a)		193,074	2,308,094
ATCO Ltd. Class I (non-vtg.)		50,918	1,429,925
Aurora Cannabis, Inc. (a)(b)		691,406	506,652
Bank of Montreal (a)		447,672	22,760,694
Bank of Nova Scotia		845,143	33,879,794
Barrick Gold Corp. (Canada)		1,231,166	31,691,280
Bausch Health Cos., Inc. (Canada) (b)		213,760	3,862,254
BCE, Inc.		106,189	4,294,248
BlackBerry Ltd. (b)		335,060	1,429,833
Bombardier, Inc. Class B (sub. vtg.) (a)(b)		1,352,500	476,113
Brookfield Asset Management, Inc. (Canada) Class A		925,072	31,262,177
CAE, Inc.		184,344	3,046,023
Cameco Corp.		286,239	2,846,042
Canadian Apartment Properties (REIT) unit		59,751	2,056,161
Canadian Imperial Bank of Commerce		311,805	18,476,006
Canadian National Railway Co.		494,509	40,894,379
Canadian Natural Resources Ltd.		824,171	13,801,808
Canadian Pacific Railway Ltd.		95,093	21,612,573
Canadian Tire Ltd. Class A (non-vtg.) (a)		41,600	2,918,978
Canadian Utilities Ltd. Class A (non-vtg.)		95,597	2,332,321
CCL Industries, Inc. Class B		99,620	3,113,953
Cenovus Energy, Inc. (Canada)		718,898	2,608,165
CGI Group, Inc. Class A (sub. vtg.) (b)		166,318	10,606,738
CI Financial Corp.		163,870	1,741,181
Constellation Software, Inc.		13,947	13,411,745
Cronos Group, Inc. (a)(b)		119,056	704,782
Dollarama, Inc.		203,901	6,395,573
Emera, Inc. (a)		171,936	6,844,336
Empire Co. Ltd. Class A (non-vtg.)		124,272	2,743,546
Enbridge, Inc.		1,405,442	43,063,401
Fairfax Financial Holdings Ltd. (sub. vtg.)		18,236	4,944,597
First Capital Realty, Inc. unit		74,492	767,959
First Quantum Minerals Ltd.		492,461	3,007,233
Fortis, Inc.		305,547	11,840,372
Franco-Nevada Corp.		130,538	17,270,648
George Weston Ltd.		57,388	4,070,901
Gildan Activewear, Inc.		142,331	1,985,752
Great-West Lifeco, Inc.		202,368	3,332,213
H&R (REIT) unit		89,892	636,758
Husky Energy, Inc.		222,659	715,030
Hydro One Ltd. (c)		233,425	4,232,657
iA Financial Corp, Inc.		75,673	2,456,743
IGM Financial, Inc.		56,727	1,201,417
Imperial Oil Ltd.		178,957	2,891,442
Intact Financial Corp.		96,453	9,179,302
Inter Pipeline Ltd.		288,069	2,408,939
Keyera Corp.		140,527	2,084,761
Kinross Gold Corp. (b)		852,777	5,630,246
Kirkland Lake Gold Ltd.		189,905	7,850,234
Loblaw Companies Ltd.		127,514	6,275,160
Lundin Mining Corp.		478,467	2,344,298
Magna International, Inc. Class A (sub. vtg.)		200,821	7,825,375
Manulife Financial Corp.		1,354,728	17,061,232
Methanex Corp.		42,647	678,026
Metro, Inc. Class A (sub. vtg.)		177,822	7,316,258
National Bank of Canada		235,166	9,484,694
Nutrien Ltd.		400,057	14,287,031
Onex Corp. (sub. vtg.)		64,683	2,981,473
Open Text Corp.		194,366	7,344,841
Parkland Fuel Corp.		102,416	2,422,902
Pembina Pipeline Corp.		383,491	8,794,161
Power Corp. of Canada (sub. vtg.)		393,520	6,293,154
PrairieSky Royalty Ltd.		135,862	993,624
Quebecor, Inc. Class B (sub. vtg.)		124,874	2,719,157
Restaurant Brands International, Inc. (a)		136,132	6,640,585
Restaurant Brands International, Inc.		66,872	3,296,790
RioCan (REIT)		102,538	1,171,274
Rogers Communications, Inc. Class B (non-vtg.)		250,889	10,508,157
Royal Bank of Canada		990,784	60,951,064
Saputo, Inc.		181,505	4,563,867
Shaw Communications, Inc. Class B		322,532	5,262,187
Shopify, Inc. Class A (b)		71,774	45,519,345
Smart (REIT)		50,985	780,919
Sun Life Financial, Inc. (a)		409,209	14,025,907
Suncor Energy, Inc.		1,070,034	19,079,884
TC Energy Corp.		648,896	29,863,341
Teck Resources Ltd. Class B (sub. vtg.)		335,685	2,959,054
TELUS Corp.		287,217	4,694,268
The Stars Group, Inc. (b)		155,730	4,344,262
The Toronto-Dominion Bank		1,253,046	52,356,159
Thomson Reuters Corp.		138,365	9,748,522
West Fraser Timber Co. Ltd.		33,813	941,065
Wheaton Precious Metals Corp.		310,582	11,801,201
WSP Global, Inc.		75,903	5,093,645

TOTAL CANADA			842,719,755

Cayman Islands - 6.0%
3SBio, Inc. (b)(c)		822,000	833,358
51job, Inc. sponsored ADR (b)		18,457	1,106,313
58.com, Inc. ADR (b)		69,787	3,625,435
AAC Technology Holdings, Inc.		490,500	2,319,866
Agile Property Holdings Ltd.		822,000	924,560
Airtac International Group		86,000	1,645,082
Alibaba Group Holding Ltd. sponsored ADR (b)		1,203,293	243,871,380
Anta Sports Products Ltd.		745,000	6,344,449
ASM Pacific Technology Ltd.		214,100	2,163,418
Autohome, Inc. ADR Class A		43,189	3,547,976
Baidu.com, Inc. sponsored ADR (b)		193,240	19,503,713
Baozun, Inc. sponsored ADR (a)(b)		31,047	988,536
BeiGene Ltd. ADR (b)		26,727	4,084,687
Best, Inc. ADR (b)		127,641	685,432
Bosideng International Holdings Ltd.		1,866,000	505,903
Budweiser Brewing Co. APAC Ltd. (c)		939,300	2,552,477
Chailease Holding Co. Ltd.		845,475	3,206,498
Cheung Kong Property Holdings Ltd.		1,804,616	11,402,910
China Aoyuan Group Ltd.		750,000	881,198
China Conch Venture Holdings Ltd.		1,201,000	5,742,433
China East Education Holdings Ltd. (c)		322,500	518,144
China Education Group Holdings Ltd.		350,000	587,353
China Hongqiao Group Ltd.		1,081,000	532,882
China Huishan Dairy Holdings Co. Ltd. (b)(d)		958,000	25,950
China Liansu Group Holdings Ltd.		760,000	1,089,057
China Literature Ltd. (b)(c)		181,800	811,536
China Medical System Holdings Ltd.		901,000	1,060,632
China Mengniu Dairy Co. Ltd.		1,892,000	6,699,779
China Resources Cement Holdings Ltd.		1,548,000	2,106,371
China Resources Land Ltd.		2,186,465	9,034,924
China State Construction International Holdings Ltd.		1,487,750	1,153,462
China Zhongwang Holdings Ltd.		1,167,600	280,659
CIFI Holdings Group Co. Ltd.		1,721,898	1,315,423
CK Hutchison Holdings Ltd.		1,905,616	14,124,764
Country Garden Holdings Co. Ltd.		5,673,165	7,348,882
Country Garden Services Holdings Co. Ltd.		861,000	3,977,969
Ctrip.com International Ltd. ADR (b)		324,536	8,360,047
Dali Foods Group Co. Ltd. (c)		1,271,000	785,203
ENN Energy Holdings Ltd.		541,800	6,107,420
Evergrande Real Estate Group Ltd. (a)		1,270,000	2,257,726
Future Land Development Holding Ltd.		1,346,000	1,307,975
GDS Holdings Ltd. ADR (b)		40,609	2,327,708
Geely Automobile Holdings Ltd.		3,496,000	5,438,108
Genscript Biotech Corp. (b)		788,000	1,405,323
Greentown Service Group Co. Ltd.		696,000	915,949
Haidilao International Holding Ltd. (a)(c)		217,000	940,419
Haitian International Holdings Ltd.		394,000	697,122
Hansoh Pharmaceutical Group Co. Ltd. (c)		352,000	1,359,169
Hengan International Group Co. Ltd.		550,500	4,895,570
Huazhu Group Ltd. ADR		93,127	3,353,503
Hutchison China Meditech Ltd. sponsored ADR (b)		37,811	813,315
HUYA, Inc. ADR (a)(b)		39,531	641,588
Innovent Biologics, Inc.(b)(c)		637,000	3,137,088
iQIYI, Inc. ADR (a)(b)		82,407	1,398,447
JD.com, Inc. sponsored ADR (b)		514,797	22,187,751
Kaisa Group Holdings Ltd.		1,299,000	497,022
Kingboard Chemical Holdings Ltd.		527,000	1,285,647
Kingboard Laminates Holdings Ltd.		803,500	777,624
Kingdee International Software Group Co. Ltd.		1,595,000	2,281,128
Kingsoft Corp. Ltd. (a)(b)		574,000	1,971,236
KWG Property Holding Ltd.		780,500	1,154,590
Lee & Man Paper Manufacturing Ltd.		953,000	585,456
Li Ning Co. Ltd.		1,349,500	4,261,011
Lijun International Pharmaceutical Holding Ltd.		972,000	684,419
Logan Property Holdings Co. Ltd.		844,000	1,330,469
Longfor Properties Co. Ltd. (c)		1,213,500	6,169,471
Meituan Dianping Class B(b)		707,590	9,473,984
Melco Crown Entertainment Ltd. sponsored ADR		150,956	2,388,124
Momo, Inc. ADR		101,778	2,450,814
NetEase, Inc. ADR		49,812	17,183,148
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		99,874	12,749,915
Nexteer Auto Group Ltd.		607,000	311,957
NIO, Inc. sponsored ADR (a)(b)		415,140	1,415,627
Noah Holdings Ltd. sponsored ADR (b)		22,243	617,466
Pinduoduo, Inc. ADR (b)		131,410	6,234,090
Ping An Healthcare and Technology Co. Ltd. (b)(c)		219,900	3,029,341
Sands China Ltd.		1,630,800	6,602,289
Semiconductor Manufacturing International Corp. (a)(b)		2,076,500	3,897,471
Shenzhou International Group Holdings Ltd.		519,100	5,991,264
Shimao Property Holdings Ltd.		794,500	3,229,544
Shui On Land Ltd.		1,940,500	343,786
SINA Corp. (b)		44,231	1,493,681
Sino Biopharmaceutical Ltd.		4,752,000	6,926,511
SOHO China Ltd.		1,535,000	735,534
Sunac China Holdings Ltd.		1,668,000	7,461,390
Sunny Optical Technology Group Co. Ltd.		490,100	6,824,902
TAL Education Group ADR (b)		268,442	14,546,872
Tencent Holdings Ltd.		3,968,600	208,627,071
Tencent Music Entertainment Group ADR (b)		59,435	678,153
Tingyi (Cayman Islands) Holding Corp.		1,324,000	2,350,233
Topsports International Holdings Ltd. (c)		888,000	1,122,577
Towngas China Co. Ltd.		617,922	310,616
Uni-President China Holdings Ltd.		776,000	779,056
Vipshop Holdings Ltd. ADR (b)		299,729	4,774,683
Want Want China Holdings Ltd.		3,867,000	2,756,173
Weibo Corp. sponsored ADR (a)(b)		41,339	1,551,453
WH Group Ltd. (c)		6,524,000	6,222,286
Wharf Real Estate Investment Co. Ltd.		815,000	3,450,281
Wuxi Biologics (Cayman), Inc. (b)(c)		529,500	8,242,420
Wynn Macau Ltd.		982,000	1,695,792
Xiaomi Corp. Class B (b)(c)		7,115,200	9,332,260
Xinyi Solar Holdings Ltd.		2,704,488	1,716,407
Yihai International Holding Ltd.		321,000	2,558,013
Yuzhou Properties Co.		953,739	406,326
YY, Inc. ADR (b)		38,988	2,376,708
Zai Lab Ltd. ADR (b)		25,906	1,624,824
Zhen Ding Technology Holding Ltd.		486,230	1,741,615
Zhenro Properties Group Ltd. (a)		985,000	631,810
Zhongsheng Group Holdings Ltd. Class H		421,000	1,689,773
ZTO Express (Cayman), Inc. sponsored ADR		216,358	6,438,814

TOTAL CAYMAN ISLANDS			840,915,969

Chile - 0.2%
Aguas Andinas SA		2,112,562	708,489
Banco de Chile (b)		32,254,453	2,843,368
Banco de Credito e Inversiones		37,264	1,383,530
Banco Santander Chile		42,625,954	1,830,328
Cencosud SA		1,141,645	1,381,077
Colbun SA		4,589,568	673,401
Compania Cervecerias Unidas SA		101,407	728,760
Compania de Petroleos de Chile SA (COPEC)		255,380	1,596,087
CorpBanca SA		72,283,408	204,582
Empresa Nacional de Telecomunicaciones SA (ENTEL)		98,789	597,538
Empresas CMPC SA		742,911	1,601,588
Enel Chile SA		17,546,055	1,428,861
Enersis SA		26,779,757	4,394,331
LATAM Airlines Group SA		154,668	584,474
S.A.C.I. Falabella		698,259	1,906,852

TOTAL CHILE			21,863,266

China - 3.4%
A-Living Services Co. Ltd. (H Shares) (c)		270,750	1,496,678
Accelink Technologies Co. Ltd. (A Shares)		28,600	118,861
Agricultural Bank of China Ltd.:
(A Shares)		1,137,100	555,057
(H Shares)		22,527,000	9,370,828
Aier Eye Hospital Group Co. Ltd. (A Shares)		110,540	684,171
Air China Ltd.:
(A Shares)		210,800	213,607
(H Shares)		1,052,000	750,104
Aisino Co. Ltd. (A Shares)		64,400	154,728
Aluminum Corp. of China Ltd.:
(A shares) (b)		463,800	186,049
(H Shares) (b)		3,700,000	778,727
Angang Steel Co. Ltd. (H Shares)		938,216	252,924
Angel Yeast Co. Ltd. (A Shares)		41,700	217,423
Anhui Conch Cement Co. Ltd.:
(A Shares)		129,900	1,087,628
(H Shares)		881,000	6,947,020
Anhui Gujing Distillery Co. Ltd. (A Shares)		15,700	296,672
Anhui Kouzi Distillery Co. Ltd. (A Shares)		28,300	163,941
Anxin Trust Co. Ltd. (A Shares) (b)(d)		43,200	15,293
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		11,400	299,836
Autobio Diagnostics Co. Ltd.		12,900	243,572
AVIC Aircraft Co. Ltd. (A Shares)		84,600	209,115
AVIC Aviation Engine Corp. PLC (A Shares)		120,752	419,418
AVIC Capital Co. Ltd. (A Shares)		497,900	273,899
AVIC Electromechanical Systems Co. Ltd. (A Shares)		142,000	164,890
AVIC Jonhon OptronicTechnology Co. Ltd.		43,800	220,133
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (b)		56,100	263,828
AviChina Industry & Technology Co. Ltd. (H Shares)		1,710,000	674,891
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (b)		140,200	107,031
Baic Motor Corp. Ltd. (H Shares) (c)		881,000	385,429
Bank Communications Co. Ltd.:
(H Shares)		6,985,200	4,426,566
Class A		753,200	550,005
Bank of Beijing Co. Ltd. (A Shares)		909,300	637,826
Bank of Chengdu Co. Ltd. Class A		202,100	220,369
Bank of China Ltd.:
(A Shares)		1,564,300	767,785
(H Shares)		55,119,024	20,983,985
Bank of Guiyang Co. Ltd. (A Shares)		181,760	201,969
Bank of Hangzhou Co. Ltd. (A Shares)		292,631	340,356
Bank of Jiangsu Co. Ltd. (A Shares)		550,200	468,356
Bank of Nanjing Co. Ltd. (A Shares)		384,000	415,312
Bank of Ningbo Co. Ltd. (A Shares)		221,900	809,493
Bank of Shanghai Co. Ltd. (A Shares)		572,500	659,010
Baoshan Iron & Steel Co. Ltd. (A Shares)		815,800	558,416
BBMG Corp.:
(A Shares)		602,900	273,117
(H Shares)		1,247,000	315,264
Beijing Capital Development Co. Ltd. (A Shares)		176,000	164,130
Beijing Capital International Airport Co. Ltd. (H Shares)		1,766,000	1,183,255
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		167,500	213,316
Beijing Enlight Media Co. Ltd. (A Shares)		123,900	184,760
Beijing New Building Materials PLC (A Shares)		77,400	276,805
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		67,400	363,270
Beijing Originwater Technology Co. Ltd. (A Shares)		190,800	254,483
Beijing Shiji Information Technology Co. Ltd. (A Shares)		27,200	116,619
Beijing Shunxin Agriculture Co. Ltd.		31,500	240,083
Beijing Sinnet Technology Co. Ltd. (A Shares)		72,700	276,868
Beijing SL Pharmaceutical Co. Ltd. (A Shares)		59,100	91,972
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		55,900	266,999
Beijing Tongrentang Co. Ltd. (A Shares)		35,900	129,865
Beijing Yanjing Brewery Co. Ltd. (A Shares)		222,800	186,876
Betta Pharmaceuticals Co. Ltd. (A Shares)		17,400	228,903
BGI Genomics Co. Ltd.		22,400	328,725
BOE Technology Group Co. Ltd. (A Shares)		989,700	518,547
Bohai Leasing Co. Ltd. (A shares) (b)		349,496	134,028
By-Health Co. Ltd. (A Shares)		80,300	210,403
BYD Co. Ltd.:
(A Shares)		22,300	186,253
(H Shares) (a)		507,000	3,152,961
Caitong Securities Co. Ltd.		64,700	85,725
CGN Power Co. Ltd. (H Shares) (c)		7,362,000	1,851,907
Changchun High & New Technology Industry Group, Inc. (A Shares)		6,500	540,247
Changjiang Securities Co. Ltd. (A Shares)		247,700	220,072
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		9,900	137,631
Chaozhou Three-Circle Group Co. (A Shares)		51,500	149,691
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		36,700	197,212
Chengdu Xingrong Environment Co. Ltd. (A Shares)		260,800	177,661
China Aerospace Times Electronics Co. Ltd. (A Shares) (b)		111,500	102,126
China Avionics Systems Co. Ltd. (A Shares)		57,200	111,833
China Cinda Asset Management Co. Ltd. (H Shares)		5,706,000	1,105,920
China CITIC Bank Corp. Ltd.:
(A Shares)		308,300	225,716
(H Shares)		6,063,293	2,962,128
China Coal Energy Co. Ltd. (H Shares)		1,185,000	317,031
China Communications Construction Co. Ltd.:
(A Shares)		293,200	330,026
(H Shares)		2,847,000	1,913,596
China Communications Services Corp. Ltd. (H Shares)		1,540,000	1,097,732
China Construction Bank Corp.:
(A Shares)		1,574,400	1,426,866
(H Shares)		65,429,649	52,518,000
China Eastern Airlines Corp. Ltd.:
(A Shares) (b)		645,300	395,833
(H Shares) (b)		822,000	334,069
China Enterprise Co. Ltd. (A Shares)		356,100	212,602
China Everbright Bank Co. Ltd.:
(A Shares)		1,635,600	859,374
(H Shares)		1,981,000	840,643
China Film Co. Ltd. (A Shares)		50,000	93,105
China Fortune Land Development Co. Ltd. (A Shares)		98,100	328,956
China Galaxy Securities Co. Ltd. (H Shares)		2,585,500	1,312,922
China Gezhouba Group Co. Ltd. (A Shares)		76,500	69,889
China Grand Automotive Services Co. Ltd. (A Shares)		167,800	81,431
China Greatwall Technology Group Co. Ltd. (A Shares)		107,900	178,606
China Huarong Asset Management Co. Ltd. (c)		6,451,000	718,996
China International Capital Corp. Ltd. (H Shares) (c)		892,400	1,370,465
China International Travel Service Corp. Ltd. (A Shares)		72,300	925,466
China Jushi Co. Ltd. (A Shares)		167,800	206,507
China Life Insurance Co. Ltd.		112,700	450,037
China Life Insurance Co. Ltd. (H Shares)		5,242,000	11,179,610
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,180,000	1,089,628
China Merchants Bank Co. Ltd.:
(A Shares)		442,700	2,177,167
(H Shares)		3,158,691	14,947,913
China Merchants Energy Shipping Co. Ltd. (A Shares)		234,800	223,700
China Merchants Securities Co. Ltd. (A Shares)		229,000	590,853
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		336,600	805,729
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,905,200	1,580,713
(H Shares)		4,372,332	3,256,952
China Molybdenum Co. Ltd.:
(H Shares)		2,790,000	841,746
Class A		384,300	187,246
China National Building Materials Co. Ltd. (H Shares)		2,566,000	3,205,308
China National Chemical Engineering Co. Ltd. (A Shares)		121,200	104,715
China National Medicines Corp. Ltd. (A Shares)		40,000	175,308
China National Nuclear Power Co. Ltd. (A Shares)		727,400	444,004
China National Software & Service Co. Ltd. (A Shares)		18,300	210,470
China Northern Rare Earth Group High-Tech Co. Ltd.		167,000	213,074
China Oilfield Services Ltd. (H Shares)		1,022,000	796,051
China Pacific Insurance (Group) Co. Ltd.		54,200	233,008
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,122,800	7,023,141
China Petroleum & Chemical Corp.:
(A Shares)		425,000	267,222
(H Shares)		19,019,800	9,479,710
China Railway Construction Corp. Ltd.:
(A Shares)		612,400	837,720
(H Shares)		1,123,000	1,233,063
China Railway Group Ltd.:
(A Shares)		127,200	104,570
(H Shares)		3,727,000	2,228,476
China Railway Hi tech Industry Co. Ltd. (A Shares)		153,600	210,301
China Railway Signal & Communications Corp. (H Shares) (c)		1,151,000	568,868
China Reinsurance Group Corp. (H Shares)		3,499,000	410,000
China Resources Double Crane Pharmaceutical Co. Ltd.		79,119	141,698
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		35,200	143,298
China Shenhua Energy Co. Ltd.:
(A Shares)		31,000	69,553
(H Shares)		2,506,000	4,439,600
China Shipbuilding Industry Co. (A Shares)		821,400	481,338
China Shipping Development Co. Ltd.:
(A Shares)		293,500	349,540
(H Shares)		618,000	404,577
China South Publishing & Media Group Co. Ltd. (A Shares)		140,474	216,262
China Southern Airlines Ltd.:
(A Shares)		244,900	185,124
(H Shares)		1,300,000	650,040
China Spacesat Co. Ltd. (A Shares)		45,800	211,000
China State Construction Engineering Corp. Ltd. (A Shares)		1,670,040	1,225,757
China Telecom Corp. Ltd. (H Shares)		10,690,000	3,692,331
China Tower Corp. Ltd. (H Shares) (c)		28,864,000	6,423,520
China TransInfo Technology Co. Ltd. (A Shares)		69,600	226,603
China United Network Communications Ltd. (A Shares)		1,157,100	847,425
China Vanke Co. Ltd.:
(A Shares)		407,200	1,525,827
(H Shares)		1,011,700	3,400,051
China Yangtze Power Co. Ltd. (A Shares)		851,500	2,094,466
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		56,000	94,733
Chongqing Brewery Co. Ltd. (A Shares)		21,000	160,889
Chongqing Changan Automobile Co. Ltd. (A Shares)		166,900	227,692
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		42,300	197,082
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,547,000	674,885
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		52,700	584,180
CITIC Securities Co. Ltd.:
(A Shares)		20,500	67,722
(H Shares)		2,186,500	4,188,221
Contemporary Amperex Technology Co. Ltd.		78,500	1,555,707
COSCO Shipping Development Co. Ltd. (H Shares)		481,000	49,727
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		38,300	19,328
(H Shares) (b)		2,061,000	595,460
CRRC Corp. Ltd.:
(A Shares)		474,100	411,890
(H Shares)		3,767,800	1,994,519
CSC Financial Co. Ltd. (A Shares)		96,900	471,298
Dalian Port (PDA) Co. Ltd. (A Shares)		870,200	212,159
Daqin Railway Co. Ltd. (A Shares)		686,000	695,008
Datang International Power Generation Co. Ltd. (H Shares)		1,010,000	146,113
Dawning Information Industry Co. Ltd. (A Shares)		43,200	291,940
DHC Software Co. Ltd. (A Shares)		149,900	284,755
Dong E-E-Jiao Co. Ltd. (A Shares)		22,300	96,613
Dongfang Electric Corp. Ltd. (A Shares)		139,524	168,196
Dongfeng Motor Group Co. Ltd. (H Shares)		2,000,000	1,326,523
Dongxing Securities Co. Ltd. (A Shares)		85,900	128,653
East Money Information Co. Ltd. (A Shares)		272,700	693,029
Eve Energy Co. Ltd. (A shares) (b)		36,100	337,882
Everbright Securities Co. Ltd. (A Shares)		198,200	309,459
Fangda Carbon New Material Co. Ltd. (A Shares)		52,448	61,463
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		58,500	260,938
Financial Street Holdings Co. Ltd. (A Shares)		177,500	173,198
First Capital Securities Co. Ltd. (A Shares)		169,200	164,162
Focus Media Information Technology Co. Ltd. (A Shares)		475,840	322,204
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		78,400	1,351,575
Founder Securities Co. Ltd. (A Shares)		378,800	376,659
Foxconn Industrial Internet Co. Ltd. (A Shares)		196,300	403,748
Fujian Sunner Development Co. Ltd. A Shares		49,600	151,160
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)		516,800	1,127,506
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,600	138,409
GCL System Integration Technology Co. Ltd. (b)		217,700	77,268
GD Power Development Co. Ltd. (A Shares)		493,000	138,405
GEM Co. Ltd. (A Shares)		174,900	113,387
Gemdale Corp. (A Shares)		203,200	381,498
GF Securities Co. Ltd.:
(A Shares)		70,600	135,140
(H Shares)		1,310,200	1,421,725
Giant Network Group Co. Ltd. (A Shares)		72,500	173,638
Gigadevice Semiconductor Beijing, Inc. (A Shares)		11,400	442,344
Glodon Co. Ltd. (A Shares)		46,100	338,125
GoerTek, Inc. (A Shares)		90,300	243,075
Grandjoy Holdings Group Co. Ltd.		183,300	139,017
Great Wall Motor Co. Ltd. (H Shares)		2,086,500	1,394,944
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		107,900	824,318
Greenland Holdings Corp. Ltd. (A Shares)		432,700	343,178
GRG Banking Equipment Co. Ltd. Class A		87,100	158,432
Guangdong Haid Group Co. Ltd. (A Shares)		66,500	404,919
Guangdong HEC Technology Holding Co. Ltd. (A Shares)		129,700	122,704
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (b)		200,700	259,205
Guanghui Energy Co. Ltd. (A Shares)		376,500	133,658
Guangzhou Automobile Group Co. Ltd.		12,200	16,800
Guangzhou Automobile Group Co. Ltd. (H Shares)		2,217,526	1,989,803
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		94,600	210,176
Guangzhou Baiyunshan Pharma Health (A Shares)		64,500	279,348
Guangzhou Haige Communications Group (A Shares)		113,500	192,362
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		19,900	193,367
Guangzhou R&F Properties Co. Ltd. (H Shares)		933,600	1,185,566
Guosen Securities Co. Ltd. (A Shares)		180,900	269,957
Guotai Junan Securities Co. Ltd.:
(A Shares)		299,900	708,883
(H Shares) (c)		569,200	810,167
Guoxuan High Tech Co. Ltd. (A Shares)		45,300	143,309
Guoyuan Securities Co. Ltd. (A Shares)		98,900	112,744
Hafei Aviation Industry Co. Ltd. (A Shares)		41,900	261,162
Haier Smart Home Co. Ltd. (A Shares)		227,300	489,906
Haitong Securities Co. Ltd.:
(A Shares)		18,300	32,874
(H Shares)		2,911,200	2,635,570
Hanergy Mobile Energy Holding (d)		1,902,000	2
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		318,700	1,428,808
Hangzhou Robam Appliances Co. Ltd. (A Shares)		30,000	133,658
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		44,500	88,376
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		21,600	231,208
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		34,400	202,993
Heilan Home Co. Ltd. (A Shares)		93,500	84,134
Heilongjiang Agriculture Co. Ltd. (A Shares)		84,100	201,735
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		99,900	567,216
Hengli Petrochemical Co. Ltd. (A Shares)		227,260	448,856
Hengtong Optic-electric Co. Ltd. (A Shares)		32,000	74,958
Hengyi Petrochemical Co. Ltd. (A Shares)		137,700	237,631
Hesteel Co. Ltd. (A Shares)		727,800	210,251
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		24,400	403,865
Holitech Technology Co. Ltd. (A Shares)		125,900	95,391
Hongfa Technology Co. Ltd. (A Shares)		31,600	144,330
Huaan Securities Co. Ltd. (A Shares)		154,500	155,880
Huadian Power International Corp. Ltd.:
(A Shares)		684,600	354,409
(H Shares)		602,000	209,424
Huadong Medicine Co. Ltd. (A Shares)		78,960	220,532
Hualan Biological Engineer, Inc. (A Shares)		83,850	458,431
Huaneng Power International, Inc.:
(A Shares)		255,300	151,836
(H Shares)		2,750,000	1,033,846
Huatai Securities Co. Ltd.:
(A Shares)		217,500	549,996
(H Shares) (c)		1,391,000	2,306,808
HUAXI Securities Co. Ltd.		117,400	166,659
Huaxia Bank Co. Ltd. (A Shares)		657,800	607,827
Huaxin Cement Co. Ltd. (A Shares)		72,800	269,930
Huayu Automotive Systems Co. Ltd. (A Shares)		114,800	326,411
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		191,400	148,319
Hubei Energy Group Co. Ltd. (A Shares)		391,200	204,947
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		52,300	152,351
Hundsun Technologies, Inc. (A Shares)		17,600	252,355
iFlytek Co. Ltd. (A Shares)		86,100	399,047
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,310,600	955,191
(H Shares)		45,973,008	30,825,330
Industrial Bank Co. Ltd. (A Shares)		822,500	1,918,576
Industrial Securities Co. Ltd. (A Shares)		379,000	319,547
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		223,700	915,912
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		2,285,300	347,943
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		143,700	193,457
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (b)		454,000	183,234
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		488,200	173,615
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		1,192,822	732,208
Inspur Electronic Information Industry Co. Ltd. (A Shares)		55,734	325,300
Jafron Biomedical Co. Ltd. (A Shares)		18,000	280,765
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		165,700	166,196
Jiangsu Expressway Co. Ltd. (H Shares)		770,000	919,122
Jiangsu Hengli Hydraulic Co. Ltd.		33,400	325,267
Jiangsu Hengrui Medicine Co. Ltd. (A Shares) (b)		170,060	2,208,554
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		54,600	249,708
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		60,700	839,966
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		42,300	207,148
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		180,500	204,378
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		145,700	228,861
Jiangxi Copper Co. Ltd. (H Shares)		1,188,000	1,155,760
Jiangxi Ganfeng Lithium Co. Ltd.		42,100	269,716
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		93,800	244,282
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		93,304	200,535
Jinke Properties Group Co. Ltd. (A Shares)		152,000	169,252
Jinyu Bio-Technology Co. Ltd. (A Shares)		67,900	226,222
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		132,100	231,040
Jointown Pharmaceutical Group (A Shares)		62,100	156,359
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		35,100	232,240
Juewei Food Co. Ltd.		31,000	230,538
Juneyao Airlines Co. Ltd. (A shares) (b)		110,600	153,071
Kweichow Moutai Co. Ltd. (A Shares)		46,800	8,325,212
Legend Holdings Corp.:
(H Shares) (c)		193,100	225,972
rights (b)(d)		9,446	1,584
Lens Technology Co. Ltd. (A Shares)		123,700	311,040
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		68,900	367,602
Leyard Optoelectronic Co. Ltd. (A Shares)		201,000	156,510
Liaoning Chengda Co. Ltd. (A Shares) (b)		64,100	158,184
Livzon Pharmaceutical Group, Inc. (A Shares)		28,500	158,770
Lomon Billions Group Co. Ltd. (A Shares)		105,100	244,865
LONGi Green Energy Technology Co. Ltd.		134,830	582,508
Luxshare Precision Industry Co. Ltd. (A Shares)		198,915	1,309,763
Luzhou Laojiao Co. Ltd. (A Shares)		57,000	631,164
Maanshan Iron & Steel Co. Ltd. (A Shares)		912,800	336,912
Mango Excellent Media Co. Ltd. (A Shares)		68,900	446,918
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		145,464	233,719
Metallurgical Corp. China Ltd.:
(A Shares)		1,272,900	459,085
(H Shares)		1,171,000	203,235
Muyuan Foodstuff Co. Ltd. (A Shares)		82,200	1,469,319
Nanji E-Commerce Co. Ltd. (A Shares) (b)		115,200	221,034
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		27,100	218,993
Nanjing Securities Co. Ltd. (A Shares)		170,300	324,549
NARI Technology Co. Ltd. (A Shares)		176,200	496,610
NAURA Technology Group Co. Ltd.		17,800	374,550
NavInfo Co. Ltd. Class A		84,700	173,218
New China Life Insurance Co. Ltd.		64,400	404,895
New China Life Insurance Co. Ltd. (H Shares)		647,200	2,242,361
Ningbo Joyson Electronic Corp. (A shares)		50,100	140,877
Ningbo Zhoushan Port Co. Ltd. Class A		508,600	238,057
Northeast Securities Co. Ltd. (A Shares)		122,300	139,186
O-film Tech Co. Ltd. (A Shares) (b)		109,000	230,538
Oceanwide Holdings Co., Ltd. (A Shares)		290,100	141,875
Offshore Oil Enginering Co. Ltd. (A Shares)		155,000	107,909
Oppein Home Group, Inc. (A Shares)		6,900	102,637
Orient Securities Co. Ltd. (A Shares)		303,700	399,331
Ovctek China, Inc. (A Shares)		15,700	144,551
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		432,800	121,714
People's Insurance Co. of China Group Ltd.:
(A Shares)		244,300	216,699
(H Shares)		6,607,000	2,162,344
Perfect World Co. Ltd. (A Shares)		49,300	326,685
PetroChina Co. Ltd. (H Shares)		15,598,000	5,602,672
PICC Property & Casualty Co. Ltd. (H Shares)		4,872,001	4,662,243
Ping An Bank Co. Ltd. (A Shares)		754,400	1,469,812
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		404,400	4,207,525
(H Shares)		3,936,500	40,058,853
Poly Developments & Holdings (A Shares)		472,500	1,071,048
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		5,549,000	3,315,820
Power Construction Corp. of China Ltd. (A Shares)		678,739	340,620
Qihoo 360 Technology Co. Ltd. (A Shares)		35,200	91,555
Risesun Real Estate Development Co. Ltd. (A Shares)		132,600	150,284
Rongsheng Petrochemical Co. Ltd. (A Shares)		233,000	390,995
SAIC Motor Corp. Ltd. (A Shares)		300,600	794,709
Sanan Optoelectronics Co. Ltd. (A Shares)		143,700	438,014
Sangfor Technologies, Inc.		12,900	347,359
Sany Heavy Industry Co. Ltd. (A Shares)		323,600	887,135
SDIC Capital Co. Ltd.		140,400	234,152
SDIC Power Holdings Co. Ltd. (A Shares)		307,300	332,904
Sealand Securities Co. Ltd. (A Shares)		381,290	230,984
Seazen Holdings Co. Ltd. (A Shares)		82,700	366,422
SF Holding Co. Ltd. (A Shares)		63,500	414,681
Shaanxi Coal Industry Co. Ltd. (A Shares)		393,400	417,353
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		37,470	115,422
Shandong Gold Mining Co. Ltd. (A Shares)		99,580	506,065
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		88,000	205,293
Shandong Linglong Tyre Co. Ltd. (A Shares)		61,200	186,207
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		751,200	221,165
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		39,500	127,323
Shandong Sun Paper Industry JSC Ltd. (A Shares)		141,300	165,383
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,448,000	2,199,721
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		339,840	141,111
Shanghai AJ Group Co. Ltd. (A Shares)		115,500	127,964
Shanghai Baosight Software Co. Ltd. (A Shares)		34,600	245,494
Shanghai Construction Group Co. Ltd. (A Shares)		192,600	89,070
Shanghai Electric Group Co. Ltd.:
(A Shares)		779,100	531,827
(H Shares)		902,000	277,228
Shanghai Electric Power Co. Ltd. (A Shares)		213,400	221,752
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		37,600	176,369
(H Shares)		414,500	1,565,977
Shanghai International Airport Co. Ltd. (A Shares)		39,972	395,872
Shanghai International Port Group Co. Ltd. (A Shares)		339,700	199,162
Shanghai Jahwa United Co. Ltd. (A Shares)		38,300	174,306
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,057,220	872,532
Shanghai M&G Stationery, Inc. (A Shares)		41,300	298,169
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		116,300	303,209
(H Shares)		496,300	873,590
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,176,400	1,758,737
Shanghai RAAS Blood Products Co. Ltd. (A Shares) (b)		206,200	243,839
Shanghai Tunnel Engineering Co. Ltd.		150,800	121,157
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		160,700	172,557
Shanghai Zhangjiang High Ltd. Class A		93,000	173,348
Shanghaioriental Pearl Media Co. Ltd.		189,390	239,707
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		187,000	149,391
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		160,300	149,323
Shanxi Securities Co. Ltd. (A Shares)		229,100	226,684
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		381,000	175,631
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		31,200	468,794
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		255,000	169,702
Shenergy Co. Ltd. (A Shares)		85,171	63,625
Shengyi Technology Co. Ltd.		83,300	376,578
Shennan Circuits Co. Ltd. (A Shares)		12,600	405,132
Shenwan Hongyuan Group Co. Ltd. (A Shares)		974,400	597,140
Shenzhen Energy Group Co. Ltd. (A Shares)		268,349	207,388
Shenzhen Expressway Co. Ltd. (H Shares)		452,000	518,241
Shenzhen Goodix Technology Co. Ltd. (A Shares)		13,300	438,952
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		48,100	148,791
Shenzhen Inovance Technology Co. Ltd. (A Shares)		68,200	312,739
Shenzhen Kangtai Biological Products Co. Ltd.		24,700	461,630
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		38,600	1,380,982
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		425,200	389,513
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		66,500	174,513
Shenzhen Sunway Communication Co. Ltd. (A Shares) (b)		37,200	212,912
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		163,000	79,918
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		146,100	57,024
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		71,500	131,933
Sichuan Chuantou Energy Co. Ltd. (A Shares)		240,000	304,010
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		33,300	90,575
Sichuan Languang Development Co. Ltd. (A Shares)		184,600	150,226
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		148,500	685,057
Sichuan Swellfun Co. Ltd. (A Shares)		22,000	142,300
Sinolink Securities Co. Ltd. (A Shares)		130,500	176,759
Sinopec Engineering Group Co. Ltd. (H Shares)		1,400,500	671,469
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		366,600	206,450
(H Shares)		2,022,000	548,976
Sinopharm Group Co. Ltd. (H Shares)		932,000	2,513,008
Sinotrans Ltd.		448,005	205,035
Sinotrans Ltd. (H Shares)		836,000	202,791
Songcheng Performance Development Co. Ltd. (A Shares)		39,200	164,258
Soochow Securities Co. Ltd. (A Shares)		90,350	97,470
Southwest Securities Co. Ltd. (A Shares)		265,200	167,473
Spring Airlines Co. Ltd. (A Shares)		27,500	144,042
Suning.com Co. Ltd. (A Shares)		351,900	416,364
Sunwoda Electronic Co. Ltd. (A Shares)		59,600	119,343
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		67,500	246,977
Suzhou Gold Mantis Consolidated Co. Ltd.		81,600	92,131
Tahoe Group Co. Ltd. (A Shares) (d)		255,000	158,874
Tangshan Jidong Cement Co. Ltd. A Shares		63,000	177,731
TangShan Port Group Co. Ltd. (A Shares)		614,100	197,148
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		40,000	78,493
TBEA Co. Ltd. (A Shares)		39,900	42,269
TCL Corp. (A Shares)		339,900	219,774
The Pacific Securities Co. Ltd. (A Shares) (b)		477,600	216,943
Tian Di Science & Technology Co. Ltd. (A Shares)		369,800	157,830
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		119,100	286,830
Tianma Microelectronics Co. Ltd. (A Shares)		100,300	198,808
Tianqi Lithium Corp. (A Shares)		65,650	150,836
Toly Bread Co. Ltd.		26,900	185,135
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		57,100	101,350
Tongkun Group Co. Ltd. (A Shares)		104,500	171,860
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		808,900	220,912
Tongwei Co. Ltd. (A Shares)		153,400	322,715
Topchoice Medical Corp. (b)		13,500	231,890
Transfar Zhilian Co. Ltd.		197,838	170,394
TravelSky Technology Ltd. (H Shares)		647,000	1,142,556
Tsingtao Brewery Co. Ltd.:
(A Shares)		22,000	163,087
(H Shares)		278,000	1,688,830
Unigroup Guoxin Microelectronics Co. Ltd.		28,300	242,720
Unisplendour Corp. Ltd. (A Shares)		65,600	383,562
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		76,000	188,965
Venustech Group, Inc. Class A		41,500	238,098
Walvax Biotechnology Co. Ltd. (A Shares)		42,800	242,549
Wanda Film Holding Co. Ltd. (A Shares) (b)		110,000	256,342
Wangsu Science & Technology Co. Ltd. (A Shares)		146,900	167,457
Wanhua Chemical Group Co. Ltd. (A Shares)		122,300	769,196
Weichai Power Co. Ltd.:
(A Shares)		182,100	341,014
(H Shares)		1,382,800	2,429,592
Weifu High-Technology Group Co. Ltd. (A Shares)		6,000	17,058
Weihai Guangwei Composites Co. Ltd. (A Shares)		22,900	175,183
Wens Foodstuffs Group Co. Ltd. (A Shares)		188,300	799,439
Western Securities Co. Ltd. (A Shares)		95,500	106,205
Westone Information Industry, Inc. Class A		33,900	107,114
Will Semiconductor Ltd.		19,800	536,658
Wingtech Technology Co. Ltd. (A Shares) (b)		35,300	524,163
Winning Health Technology Group Co. Ltd. (A Shares)		81,300	289,910
Wuchan Zhongda Group Co. Ltd.		226,000	148,690
Wuhan Guide Infrared Co. Ltd. (A Shares)		36,400	209,723
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		80,700	408,992
Wuliangye Yibin Co. Ltd. (A Shares)		130,800	2,484,927
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		64,200	239,604
WuXi AppTec Co. Ltd.		69,700	983,966
WuXi AppTec Co. Ltd. (H Shares) (c)		88,280	1,244,632
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		37,400	197,742
XCMG Construction Machinery Co. Ltd. (A Shares)		223,300	173,416
Xiamen C&D, Inc. (A Shares)		136,200	160,112
Xinhu Zhongbao Co. Ltd. (A Shares)		326,900	143,383
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		9,500	13,330
(H Shares)		973,564	954,579
Yango Group Co. Ltd. (A Shares)		203,800	199,060
Yantai Jereh Oilfield Services (A Shares)		42,300	147,770
Yanzhou Coal Mining Co. Ltd. (H Shares)		1,532,000	1,163,953
Yealink Network Technology Corp. Ltd.		19,100	242,220
Yifan Pharmaceutical Co. Ltd. (A Shares)		55,300	144,376
Yifeng Pharmacy Chain Co. Ltd.		16,500	220,129
Yintai Gold Co. Ltd. (A Shares)		84,700	194,147
Yonghui Superstores Co. Ltd. (A Shares)		329,600	470,400
Yonyou Network Technology Co. Ltd. (A Shares)		92,400	598,553
Youzu Interactive Co. Ltd. (A shares) (b)		33,400	86,398
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)		53,200	121,785
Yunda Holding Co. Ltd. (A Shares)		61,900	257,395
Yunnan Baiyao Group Co. Ltd. (A Shares)		41,200	524,201
Yunnan Energy New Material Co. Ltd.		29,900	226,375
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		27,600	541,978
Zhaojin Mining Industry Co. Ltd. (H Shares)		690,500	775,793
Zhejiang Chint Electric Co. Ltd. (A Shares)		100,000	349,497
Zhejiang Dahua Technology Co. Ltd. (A Shares)		116,800	274,972
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		14,600	161,421
Zhejiang Expressway Co. Ltd. (H Shares)		1,302,000	984,699
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (b)		66,800	243,298
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		45,200	215,960
Zhejiang Juhua Co. Ltd. (A Shares)		121,400	109,077
Zhejiang Longsheng Group Co. Ltd. (A Shares)		74,200	125,572
Zhejiang NHU Co. Ltd. (A Shares)		95,900	367,171
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		120,600	369,118
Zhejiang Semir Garment Co. Ltd. (A Shares)		66,500	66,869
Zhejiang Supor Cookware Co. Ltd.		24,800	229,773
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		22,100	160,264
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		97,600	179,312
Zheshang Securities Co. Ltd.		116,100	158,224
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		194,500	674,603
Zhongji Innolight Co. Ltd. (A Shares)		26,100	236,003
Zhongjin Gold Co. Ltd. (A Shares)		183,700	217,048
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		43,600	182,496
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		346,100	1,058,767
Zijin Mining Group Co. Ltd.:
(A Shares)		568,800	310,678
(H Shares)		4,587,000	1,872,730
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		1,010,300	908,767
(H Shares)		284,200	230,084
ZTE Corp.:
(A Shares) (b)		32,800	187,452
(H Shares) (b)		745,936	2,102,541

TOTAL CHINA			484,996,808

Colombia - 0.0%
Bancolombia SA		114,465	732,067
Ecopetrol SA		3,547,355	1,872,688
Grupo de Inversiones Suramerica SA		154,792	841,405
Interconexion Electrica SA ESP		299,868	1,378,529
Inversiones Argos SA		178,024	414,595

TOTAL COLOMBIA			5,239,284

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		106,182	1,980,278
Komercni Banka A/S		56,868	1,205,518
MONETA Money Bank A/S (c)		360,134	753,232

TOTAL CZECH REPUBLIC			3,939,028

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A		2,102	1,940,165
Series B		4,920	4,896,647
Carlsberg A/S Series B		77,494	9,771,465
Christian Hansen Holding A/S		71,866	6,193,189
Coloplast A/S Series B		81,822	12,941,557
Danske Bank A/S (b)		442,539	5,251,261
DSV A/S		147,225	15,191,142
Genmab A/S (b)		46,563	11,197,549
H Lundbeck A/S		55,189	2,010,852
ISS Holdings A/S		110,431	1,647,728
Novo Nordisk A/S Series B		1,223,902	78,072,741
Novozymes A/S Series B		145,039	7,105,777
ORSTED A/S (c)		130,433	13,186,486
Pandora A/S (a)		69,111	2,455,182
Tryg A/S		87,109	2,306,532
Vestas Wind Systems A/S		132,551	11,382,574
William Demant Holding A/S (b)		87,223	2,084,744

TOTAL DENMARK			187,635,591

Egypt - 0.0%
Commercial International Bank SAE		817,860	3,325,964
Commercial International Bank SAE sponsored GDR		151,516	581,821
Eastern Tobacco Co.		696,857	530,939
Elsewedy Electric Co.		287,746	162,782

TOTAL EGYPT			4,601,506

Finland - 0.7%
Elisa Corp. (A Shares)		96,009	5,832,923
Fortum Corp.		299,797	4,977,268
Kone OYJ (B Shares)		233,077	14,129,692
Metso Corp.		81,034	2,249,332
Neste Oyj		294,886	10,447,466
Nokia Corp.		3,997,843	14,411,976
Nokian Tyres PLC		86,170	1,844,678
Nordea Bank ABP (Stockholm Stock Exchange)		2,254,908	14,462,838
Orion Oyj (B Shares)		73,143	3,717,531
Sampo Oyj (A Shares)		309,019	10,243,200
Stora Enso Oyj (R Shares)		393,902	4,661,901
UPM-Kymmene Corp.		376,070	10,410,058
Wartsila Corp.		305,659	2,245,548

TOTAL FINLAND			99,634,411

France - 5.9%
Accor SA		120,722	3,349,664
Aeroports de Paris SA		19,635	1,923,621
Air Liquide SA		284,892	36,196,769
Alstom SA		128,441	5,268,520
Amundi SA (c)		41,024	2,724,343
Arkema SA		45,841	3,802,779
Atos Origin SA		66,357	4,730,989
AXA SA		1,340,387	23,827,390
bioMerieux SA		27,816	3,453,629
BNP Paribas SA		783,075	24,601,353
Bollore SA		610,045	1,619,150
Bouygues SA		153,318	4,722,860
Bureau Veritas SA		216,576	4,495,121
Capgemini SA		111,195	10,447,680
Carrefour SA		412,071	6,093,910
Casino Guichard Perrachon SA (a)		37,110	1,392,031
CNP Assurances		107,222	1,107,430
Compagnie de St. Gobain		348,690	9,277,923
Covivio		31,991	2,003,527
Covivio rights (b)(e)		31,991	168,275
Credit Agricole SA		781,361	6,284,848
Danone SA		427,039	29,763,376
Dassault Aviation SA		1,609	1,313,601
Dassault Systemes SA		90,831	13,293,187
Edenred SA		169,716	6,838,605
EDF SA (b)		23,260	185,410
EDF SA (a)		403,520	3,216,544
Eiffage SA		53,695	4,395,472
ENGIE		1,274,296	13,830,315
Essilor International SA		195,585	24,296,450
Eurazeo SA		26,696	1,277,265
Eutelsat Communications		112,452	1,261,881
Faurecia SA		52,740	1,910,707
Gecina SA		30,622	3,996,653
Groupe Eurotunnel SA		299,274	3,814,168
Hermes International SCA		21,709	15,886,834
ICADE		20,289	1,559,694
Iliad SA		10,095	1,504,514
Ingenico SA		41,081	5,163,635
Ipsen SA		27,820	2,065,464
JCDecaux SA		53,660	1,112,559
Kering SA		52,424	26,668,339
Klepierre SA		131,367	2,656,755
L'Oreal SA (b)		23,733	6,900,161
L'Oreal SA		149,797	43,552,162
Legrand SA		185,538	12,438,961
LVMH Moet Hennessy Louis Vuitton SE		191,676	74,100,592
Michelin CGDE Series B		120,560	11,648,646
Natixis SA		646,088	1,530,022
Orange SA		1,387,531	16,857,173
Pernod Ricard SA		148,694	22,665,833
Peugeot Citroen SA		401,243	5,749,106
Publicis Groupe SA		154,341	4,555,988
Remy Cointreau SA (a)		15,134	1,688,312
Renault SA		133,536	2,649,549
Safran SA		227,351	21,137,080
Sanofi SA (a)		780,676	76,302,383
Sartorius Stedim Biotech		19,142	4,593,911
Schneider Electric SA		382,351	35,333,975
SCOR SE		105,880	2,983,138
SEB SA		15,583	1,875,014
Societe Generale Series A		551,668	8,655,143
Sodexo SA (b)		8,142	646,875
Sodexo SA		60,283	4,789,432
SR Teleperformance SA		41,126	9,216,391
Suez Environnement SA		229,652	2,595,916
Thales SA		72,652	5,504,629
Total SA		1,663,558	59,043,687
Ubisoft Entertainment SA (b)		61,519	4,575,899
Valeo SA		161,623	3,749,515
Veolia Environnement SA		366,398	7,811,045
VINCI SA		357,823	29,313,583
Vivendi SA (a)		577,591	12,483,566
Wendel SA		17,633	1,507,204
Worldline SA (b)(c)		95,243	6,468,979

TOTAL FRANCE			826,427,110

Germany - 4.7%
adidas AG		124,857	28,583,833
Allianz SE		287,513	53,209,211
BASF AG		638,311	32,666,531
Bayer AG		681,636	44,922,825
Bayerische Motoren Werke AG (BMW)		217,593	12,888,184
Beiersdorf AG		70,389	7,372,638
Brenntag AG		108,828	4,912,285
Carl Zeiss Meditec AG		28,334	2,792,931
Commerzbank AG		692,859	2,561,775
Continental AG		76,037	6,353,766
Covestro AG (c)		122,421	4,115,877
Daimler AG (Germany) (a)		634,892	21,940,363
Delivery Hero AG (b)(c)		77,834	6,567,668
Deutsche Bank AG		1,373,539	10,202,196
Deutsche Borse AG		131,480	20,384,461
Deutsche Lufthansa AG (a)		152,547	1,365,705
Deutsche Post AG		687,711	20,429,966
Deutsche Telekom AG		2,305,963	33,712,337
Deutsche Wohnen AG (Bearer)		246,770	10,005,647
E.ON AG		1,565,091	15,677,956
Evonik Industries AG		149,932	3,690,245
Fraport AG Frankfurt Airport Services Worldwide (a)		27,513	1,207,211
Fresenius Medical Care AG & Co. KGaA		100,569	7,881,652
Fresenius Medical Care AG & Co. KGaA sponsored ADR		94,187	3,678,944
Fresenius SE & Co. KGaA		290,409	12,612,038
GEA Group AG		106,008	2,437,223
Hannover Reuck SE		41,272	6,580,663
HeidelbergCement AG		100,189	4,750,075
Henkel AG & Co. KGaA		73,221	5,707,825
Hochtief AG		16,197	1,273,525
Infineon Technologies AG		871,724	16,206,164
KION Group AG		46,094	2,288,704
Knorr-Bremse AG		33,219	3,089,162
Lanxess AG		58,499	2,882,212
Merck KGaA		93,528	10,874,471
Metro Wholesale & Food Specialist AG		120,517	1,047,040
MTU Aero Engines Holdings AG		35,795	4,875,786
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		99,739	21,947,236
Puma AG		56,412	3,547,179
RWE AG		408,405	11,743,728
SAP SE		678,510	80,815,492
Siemens AG		530,113	48,920,504
Siemens Healthineers AG (c)		100,966	4,444,915
Symrise AG		88,954	9,011,899
Telefonica Deutschland Holding AG		643,389	1,829,625
Thyssenkrupp AG (a)(b)		306,880	2,044,670
TUI AG (a)		110,007	440,856
TUI AG (GB)		174,451	695,417
Uniper SE		136,908	3,675,750
United Internet AG		71,693	2,470,862
Volkswagen AG (a)		21,574	3,222,387
Vonovia SE		353,806	17,466,710
Wirecard AG (a)		81,901	8,113,509
Zalando SE (b)(c)		97,171	4,737,511

TOTAL GERMANY			656,877,345

Greece - 0.1%
Alpha Bank AE (b)		885,539	647,269
EFG Eurobank Ergasias SA (b)		1,671,386	674,391
Ff Group (b)(d)		7,962	10,470
Greek Organization of Football Prognostics SA		143,171	1,286,530
Hellenic Telecommunications Organization SA		167,180	2,216,771
Jumbo SA		80,881	1,266,572
Motor Oil (HELLAS) Corinth Refineries SA		38,934	572,149
National Bank of Greece SA (b)		362,966	492,820

TOTAL GREECE			7,166,972

Hong Kong - 2.4%
AIA Group Ltd.		8,350,800	76,641,717
Bank of East Asia Ltd.		870,378	1,843,814
Beijing Enterprises Holdings Ltd.		395,000	1,399,322
BOC Hong Kong (Holdings) Ltd.		2,624,500	8,054,940
BYD Electronic International Co. Ltd.		566,500	1,304,494
China Everbright International Ltd.		2,902,629	1,678,576
China Everbright Ltd.		590,000	901,977
China Jinmao Holdings Group Ltd.		3,634,000	2,558,560
China Merchants Holdings International Co. Ltd.		1,057,250	1,360,748
China Mobile Ltd.		4,261,500	34,258,455
China Overseas Land and Investment Ltd.		2,614,000	9,655,975
China Power International Development Ltd.		2,313,000	471,078
China Resources Beer Holdings Co. Ltd.		1,100,989	5,185,450
China Resources Pharmaceutical Group Ltd. (c)		999,000	627,401
China Resources Power Holdings Co. Ltd.		1,381,780	1,636,643
China Taiping Insurance Group Ltd.		1,148,065	1,935,636
China Unicom Ltd.		4,294,000	2,777,071
CITIC Pacific Ltd.		4,635,000	4,813,928
CLP Holdings Ltd.		1,143,500	12,240,169
CNOOC Ltd.		12,723,000	14,066,832
CSPC Pharmaceutical Group Ltd.		3,214,000	6,362,813
Far East Horizon Ltd.		1,439,000	1,164,920
Fosun International Ltd.		1,864,500	2,340,818
Galaxy Entertainment Group Ltd.		1,567,000	10,078,169
Guangdong Investment Ltd.		2,058,000	4,277,485
Hang Lung Properties Ltd.		1,310,000	2,802,361
Hang Seng Bank Ltd.		544,800	9,528,582
Henderson Land Development Co. Ltd.		988,296	4,027,908
Hong Kong & China Gas Co. Ltd.		7,057,794	12,648,978
Hong Kong Exchanges and Clearing Ltd.		837,398	26,848,793
Hua Hong Semiconductor Ltd. (c)		272,000	525,673
Lenovo Group Ltd.		4,922,000	2,658,851
Link (REIT)		1,503,430	13,401,949
MTR Corp. Ltd.		1,099,913	6,093,880
New World Development Co. Ltd.		4,237,497	5,006,366
PCCW Ltd.		3,293,627	2,017,625
Power Assets Holdings Ltd.		940,000	6,298,256
Shanghai Industrial Holdings Ltd.		380,000	646,486
Shenzhen Investment Ltd.		2,123,515	697,125
Sino Land Ltd.		2,080,225	2,907,178
Sino-Ocean Group Holding Ltd.		1,757,913	457,840
Sinotruk Hong Kong Ltd.		437,500	887,050
SJM Holdings Ltd.		1,266,000	1,249,976
Sun Art Retail Group Ltd.		1,736,917	2,891,759
Sun Hung Kai Properties Ltd.		1,100,083	15,042,347
Swire Pacific Ltd. (A Shares)		320,000	2,081,015
Swire Properties Ltd.		846,200	2,373,394
Techtronic Industries Co. Ltd.		938,500	7,116,186
Vitasoy International Holdings Ltd.		552,000	1,968,705
Wharf Holdings Ltd.		663,000	1,255,911
Wheelock and Co. Ltd.		552,000	4,045,601
Winteam Pharmaceutical Group Ltd.		1,784,000	783,021
Yuexiu Property Co. Ltd.		4,972,000	945,324

TOTAL HONG KONG			344,845,131

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		289,669	1,838,890
OTP Bank PLC		152,316	4,517,436
Richter Gedeon PLC		91,707	1,964,354

TOTAL HUNGARY			8,320,680

India - 2.1%
Adani Ports & Special Economic Zone Ltd.		407,507	1,564,953
Ambuja Cements Ltd.		338,604	766,965
Ashok Leyland Ltd.		735,278	505,458
Asian Paints Ltd.		192,753	4,498,426
Aurobindo Pharma Ltd.		201,909	1,651,750
Avenue Supermarts Ltd. (b)(c)		88,004	2,758,834
Axis Bank Ltd.		1,428,579	8,348,075
Bajaj Auto Ltd.		69,188	2,406,502
Bajaj Finance Ltd.		124,312	3,801,687
Bajaj Finserv Ltd.		23,696	1,595,532
Bandhan Bank Ltd. (c)		245,393	842,276
Berger Paints India Ltd.		141,151	949,370
Bharat Forge Ltd.		119,302	486,419
Bharat Petroleum Corp. Ltd.		452,166	2,212,583
Bharti Airtel Ltd. (b)		1,716,557	11,692,306
Bharti Infratel Ltd.		210,307	486,668
Bosch Ltd.		4,166	581,990
Britannia Industries Ltd.		41,642	1,742,965
Cipla Ltd.		234,066	1,822,010
Coal India Ltd.		880,689	1,722,467
Colgate-Palmolive Ltd.		41,762	806,259
Container Corp. of India Ltd.		129,899	642,781
Dabur India Ltd.		386,309	2,499,646
Divi's Laboratories Ltd.		54,492	1,680,603
DLF Ltd.		367,422	704,456
Dr. Reddy's Laboratories Ltd.		79,897	4,139,283
Eicher Motors Ltd.		9,717	1,887,280
GAIL India Ltd. (b)		1,044,534	1,321,949
Godrej Consumer Products Ltd.		260,805	1,871,993
Grasim Industries Ltd.		177,668	1,179,496
Havells India Ltd.		171,565	1,278,942
HCL Technologies Ltd.		727,703	5,220,055
HDFC Asset Management Co. Ltd. (b)(c)		26,369	882,874
HDFC Standard Life Insurance Co. Ltd. (b)(c)		350,574	2,322,098
Hero Motocorp Ltd.		73,182	2,087,818
Hindalco Industries Ltd.		780,078	1,323,393
Hindustan Petroleum Corp. Ltd. (b)		382,425	1,116,325
Hindustan Unilever Ltd.		571,401	16,548,526
Housing Development Finance Corp. Ltd.		1,158,249	29,303,533
ICICI Bank Ltd.		3,384,319	16,981,967
ICICI Lombard General Insurance Co. Ltd. (c)		125,997	2,154,257
ICICI Prudential Life Insurance Co. Ltd. (c)		214,196	1,168,235
Indian Oil Corp. Ltd.		1,180,081	1,315,841
Info Edge India Ltd.		38,467	1,292,145
Infosys Ltd.		1,925,054	17,997,329
Infosys Ltd. sponsored ADR		450,811	4,160,986
InterGlobe Aviation Ltd. (b)(c)		60,707	796,397
ITC Ltd.		2,383,851	5,744,300
JSW Steel Ltd.		543,808	1,284,642
Larsen & Toubro Ltd.		343,247	4,071,087
LIC Housing Finance Ltd.		188,977	707,048
Lupin Ltd.		163,192	1,799,996
Mahindra & Mahindra Financial Services Ltd.		171,208	372,870
Mahindra & Mahindra Ltd.		485,004	2,340,386
Marico Ltd.		345,721	1,313,495
Maruti Suzuki India Ltd.		72,086	5,118,526
Motherson Sumi Systems Ltd. (b)		598,406	689,676
Nestle India Ltd.		15,777	3,743,071
NTPC Ltd.		1,935,745	2,425,608
Oil & Natural Gas Corp. Ltd.		1,616,480	1,710,918
Page Industries Ltd.		3,694	890,229
Petronet LNG Ltd.		398,220	1,283,174
Pidilite Industries Ltd.		73,931	1,490,739
Piramal Enterprises Ltd.		64,074	823,659
Power Grid Corp. of India Ltd.		1,251,535	2,682,995
Rec Ltd.		441,253	556,880
Reliance Industries Ltd.		1,987,898	38,658,454
SBI Life Insurance Co. Ltd. (c)		246,638	2,371,243
Shree Cement Ltd.		5,447	1,422,458
Shriram Transport Finance Co. Ltd.		54,735	561,565
Siemens India Ltd.		46,034	694,598
State Bank of India (b)		1,224,854	3,065,878
Sun Pharmaceutical Industries Ltd.		596,034	3,635,902
Tata Consultancy Services Ltd.		627,371	16,611,299
Tata Motors Ltd. (b)		1,079,910	1,307,882
Tata Power Co. Ltd.		861,517	359,648
Tata Steel Ltd.		228,233	886,488
Tech Mahindra Ltd.		340,655	2,450,510
Titan Co. Ltd.		219,639	2,809,389
Ultratech Cemco Ltd.		64,919	3,022,584
United Spirits Ltd. (b)		254,698	1,813,156
UPL Ltd.		421,851	2,334,858
Vedanta Ltd. (b)		1,385,193	1,614,981
Wipro Ltd.		827,907	2,102,351
Zee Entertainment Enterprises Ltd. (b)		534,479	1,120,413

TOTAL INDIA			299,014,659

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk		3,990,300	406,151
PT Adaro Energy Tbk		9,353,500	573,189
PT Astra International Tbk		14,686,000	3,756,187
PT Bank Central Asia Tbk		6,754,900	11,700,771
PT Bank Mandiri (Persero) Tbk		12,659,600	3,763,210
PT Bank Negara Indonesia (Persero) Tbk		4,841,489	1,321,222
PT Bank Rakyat Indonesia Tbk		39,569,300	7,197,161
PT Bank Tabungan Negara Tbk		2,785,500	164,042
PT Barito Pacific Tbk (b)		19,144,400	1,853,707
PT Bumi Serpong Damai Tbk (b)		4,556,200	214,352
PT Charoen Pokphand Indonesia Tbk		5,050,500	1,553,007
PT Gudang Garam Tbk		381,900	1,160,901
PT Hanjaya Mandala Sampoerna Tbk		6,348,100	676,046
PT Indah Kiat Pulp & Paper Tbk		1,696,400	626,196
PT Indocement Tunggal Prakarsa Tbk		1,148,000	891,024
PT Indofood CBP Sukses Makmur Tbk		1,432,100	947,552
PT Indofood Sukses Makmur Tbk		2,776,000	1,211,207
PT Jasa Marga Tbk		1,285,153	270,587
PT Kalbe Farma Tbk		14,344,100	1,385,698
PT Pabrik Kertas Tjiwi Kimia Tbk		797,100	265,169
PT Pakuwon Jati Tbk		5,852,200	146,962
PT Perusahaan Gas Negara Tbk Series B		7,084,700	401,977
PT Semen Gresik (Persero) Tbk		1,863,800	989,331
PT Surya Citra Media Tbk		7	0
PT Tambang Batubara Bukit Asam Tbk		2,784,300	348,552
PT Telekomunikasi Indonesia Tbk Series B		35,713,800	8,212,462
PT Unilever Indonesia Tbk		5,565,400	3,086,003
PT United Tractors Tbk		1,273,412	1,388,880
PT XL Axiata Tbk (b)		2,112,500	357,994

TOTAL INDONESIA			54,869,540

Ireland - 0.4%
AIB Group PLC		496,500	680,112
Bank Ireland Group PLC		612,591	1,237,220
CRH PLC		402,012	12,196,493
CRH PLC sponsored ADR		142,282	4,285,534
DCC PLC (United Kingdom)		66,975	4,772,807
James Hardie Industries PLC CDI		297,004	4,263,671
Kerry Group PLC Class A		109,322	12,543,114
Kingspan Group PLC (Ireland)		103,687	5,283,581
Paddy Power Betfair PLC (Ireland)		55,476	6,790,620
Smurfit Kappa Group PLC		148,520	4,658,066

TOTAL IRELAND			56,711,218

Isle of Man - 0.0%
Gaming VC Holdings SA		395,958	3,760,267
NEPI Rockcastle PLC		260,338	1,114,064

TOTAL ISLE OF MAN			4,874,331

Israel - 0.4%
Azrieli Group		27,622	1,640,997
Bank Hapoalim BM (Reg.)		754,852	4,867,778
Bank Leumi le-Israel BM		978,406	5,301,804
Check Point Software Technologies Ltd. (b)		84,673	8,953,323
CyberArk Software Ltd. (b)		25,650	2,533,194
Elbit Systems Ltd. (Israel)		17,220	2,343,916
Isracard Ltd.		35,274	92,587
Israel Chemicals Ltd.		444,218	1,550,813
Israel Discount Bank Ltd. (Class A)		774,913	2,527,470
Mizrahi Tefahot Bank Ltd.		89,297	1,837,684
NICE Systems Ltd. (b)		30,371	5,055,735
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)		768,430	8,252,938
Wix.com Ltd. (b)		34,892	4,564,223

TOTAL ISRAEL			49,522,462

Italy - 1.0%
Assicurazioni Generali SpA		748,247	10,671,864
Atlantia SpA		336,726	5,520,033
Davide Campari-Milano SpA		396,256	3,070,057
Enel SpA		5,593,466	38,205,897
Eni SpA		1,778,371	16,941,358
FinecoBank SpA		415,211	4,613,791
Intesa Sanpaolo SpA		10,433,268	16,291,594
Leonardo SpA		284,028	1,959,021
Mediobanca SpA		425,002	2,470,753
Moncler SpA		122,057	4,587,836
Pirelli & C. SpA (c)		262,534	1,022,478
Poste Italiane SpA (c)		343,272	2,916,106
Prysmian SpA		165,048	3,105,501
Recordati SpA		74,437	3,235,953
Snam Rete Gas SpA		1,376,333	6,165,744
Telecom Italia SpA		6,152,180	2,443,089
Terna SpA		971,020	6,086,608
UniCredit SpA		1,411,839	10,875,014

TOTAL ITALY			140,182,697

Japan - 15.3%
ABC-MART, Inc.		24,000	1,232,260
ACOM Co. Ltd.		257,200	1,049,747
Advantest Corp.		136,600	6,628,030
AEON Co. Ltd.		457,900	9,218,253
AEON Financial Service Co. Ltd.		87,900	925,565
AEON MALL Co. Ltd.		62,720	798,356
Agc, Inc.		126,400	3,117,046
Air Water, Inc.		119,100	1,615,893
Aisin Seiki Co. Ltd.		109,800	3,187,131
Ajinomoto Co., Inc.		296,600	5,282,678
Alfresa Holdings Corp.		125,300	2,519,661
Alps Electric Co. Ltd.		133,000	1,371,806
Amada Co. Ltd.		235,900	2,132,311
Ana Holdings, Inc.		79,300	1,685,124
Aozora Bank Ltd.		74,900	1,332,931
Asahi Group Holdings		249,500	8,579,140
ASAHI INTECC Co. Ltd.		128,900	3,438,855
Asahi Kasei Corp.		858,600	6,091,317
Astellas Pharma, Inc.		1,313,800	21,729,137
Bandai Namco Holdings, Inc.		135,600	6,775,449
Bank of Kyoto Ltd.		36,500	1,261,846
Benesse Holdings, Inc.		50,300	1,438,951
Bridgestone Corp.		404,400	12,587,885
Brother Industries Ltd.		153,600	2,627,867
Calbee, Inc.		54,500	1,658,133
Canon, Inc. (a)		596,100	12,539,044
Canon, Inc. sponsored ADR (a)		98,633	2,082,143
Casio Computer Co. Ltd.		136,300	2,151,065
Central Japan Railway Co.		100,900	15,877,065
Chiba Bank Ltd.		348,100	1,615,191
Chubu Electric Power Co., Inc.		436,300	5,900,512
Chugai Pharmaceutical Co. Ltd.		154,600	18,428,586
Chugoku Electric Power Co., Inc.		183,900	2,477,933
Coca-Cola West Co. Ltd.		96,100	1,741,737
Concordia Financial Group Ltd.		686,800	2,104,338
Credit Saison Co. Ltd.		117,400	1,333,329
CyberAgent, Inc.		69,400	2,913,828
Dai Nippon Printing Co. Ltd.		165,600	3,491,531
Dai-ichi Mutual Life Insurance Co.		750,400	9,404,185
Daicel Chemical Industries Ltd.		164,900	1,346,060
Daifuku Co. Ltd.		68,800	4,827,508
Daiichi Sankyo Kabushiki Kaisha		394,100	27,090,931
Daikin Industries Ltd.		172,600	22,149,927
Dainippon Sumitomo Pharma Co. Ltd.		112,100	1,550,975
Daito Trust Construction Co. Ltd.		50,800	4,882,840
Daiwa House Industry Co. Ltd.		393,900	9,981,556
Daiwa House REIT Investment Corp.		1,408	3,417,826
Daiwa Securities Group, Inc.		1,047,200	4,354,709
DENSO Corp.		304,700	10,710,737
Dentsu Group, Inc.		152,900	3,193,142
Disco Corp.		19,000	4,311,140
East Japan Railway Co.		211,300	15,429,122
Eisai Co. Ltd.		176,400	12,314,653
Electric Power Development Co. Ltd.		98,600	1,984,587
FamilyMart Co. Ltd.		182,100	3,087,984
Fanuc Corp.		134,400	21,935,876
Fast Retailing Co. Ltd.		40,900	19,396,703
Fuji Electric Co. Ltd.		90,100	2,149,099
Fujifilm Holdings Corp.		250,400	11,927,193
Fujitsu Ltd.		135,700	13,183,047
Fukuoka Financial Group, Inc.		109,600	1,565,807
GMO Payment Gateway, Inc.		27,800	2,499,837
Hakuhodo DY Holdings, Inc.		168,900	1,891,793
Hamamatsu Photonics K.K.		95,800	4,222,467
Hankyu Hanshin Holdings, Inc.		155,400	5,357,872
Hikari Tsushin, Inc.		14,300	2,796,972
Hino Motors Ltd.		195,300	1,161,787
Hirose Electric Co. Ltd.		23,116	2,556,837
Hisamitsu Pharmaceutical Co., Inc.		34,900	1,652,071
Hitachi Chemical Co. Ltd.		69,300	2,973,736
Hitachi Construction Machinery Co. Ltd.		71,100	1,668,165
Hitachi High-Technologies Corp.		1,600	119,275
Hitachi Ltd.		673,800	19,997,996
Hitachi Metals Ltd.		137,700	1,354,994
Honda Motor Co. Ltd.		1,136,000	27,586,825
Hoshizaki Corp.		37,100	2,848,660
Hoya Corp.		261,700	24,059,378
Hulic Co. Ltd.		205,600	2,053,797
Idemitsu Kosan Co. Ltd.		134,484	3,055,881
IHI Corp.		95,300	1,181,210
Iida Group Holdings Co. Ltd.		98,850	1,325,492
INPEX Corp.		745,300	4,810,983
Isetan Mitsukoshi Holdings Ltd.		225,400	1,371,207
Isuzu Motors Ltd.		372,500	2,830,835
Itochu Corp.		930,700	18,246,481
ITOCHU Techno-Solutions Corp.		67,900	2,087,965
J. Front Retailing Co. Ltd.		149,700	1,221,260
Japan Airlines Co. Ltd.		73,600	1,312,862
Japan Airport Terminal Co. Ltd.		35,300	1,455,551
Japan Exchange Group, Inc.		354,500	6,646,359
Japan Post Bank Co. Ltd.		290,600	2,705,208
Japan Post Holdings Co. Ltd.		1,066,700	8,532,419
Japan Post Insurance Co. Ltd.		158,800	2,045,023
Japan Prime Realty Investment Corp.		541	1,507,329
Japan Real Estate Investment Corp.		898	4,886,847
Japan Retail Fund Investment Corp.		1,801	1,987,033
Japan Tobacco, Inc.		844,400	15,725,307
JFE Holdings, Inc.		337,500	2,239,663
JGC Corp.		142,100	1,372,231
JSR Corp.		130,400	2,478,833
JTEKT Corp.		160,800	1,177,947
JX Holdings, Inc.		2,094,710	7,426,503
Kajima Corp.		313,400	3,256,468
Kakaku.com, Inc.		100,300	2,056,190
Kamigumi Co. Ltd.		67,200	1,191,647
Kansai Electric Power Co., Inc.		501,700	5,141,001
Kansai Paint Co. Ltd.		119,100	2,287,333
Kao Corp.		335,000	25,833,976
Kawasaki Heavy Industries Ltd.		91,300	1,379,549
KDDI Corp.		1,217,100	35,252,443
Keihan Electric Railway Co., Ltd.		69,400	3,133,234
Keihin Electric Express Railway Co. Ltd.		149,900	2,475,169
Keio Corp.		70,300	3,976,697
Keisei Electric Railway Co.		90,000	2,714,789
Keyence Corp.		125,980	45,513,158
Kikkoman Corp.		98,900	4,544,457
Kintetsu Group Holdings Co. Ltd.		116,700	5,611,257
Kirin Holdings Co. Ltd.		576,400	11,123,510
Kobayashi Pharmaceutical Co. Ltd.		33,800	3,130,709
Koito Manufacturing Co. Ltd.		71,700	2,732,638
Komatsu Ltd.		643,200	12,169,944
Konami Holdings Corp.		68,200	2,141,429
Konica Minolta, Inc.		289,600	1,120,642
Kose Corp.		22,600	2,834,608
Kubota Corp.		704,600	8,750,214
Kuraray Co. Ltd.		214,600	2,146,763
Kurita Water Industries Ltd.		65,500	1,849,369
Kyocera Corp.		225,600	12,053,899
Kyowa Hakko Kirin Co., Ltd.		173,200	4,019,914
Kyushu Electric Power Co., Inc.		261,700	2,080,139
Kyushu Railway Co.		107,300	2,902,594
Lawson, Inc.		34,900	1,811,424
LINE Corp. (b)		39,600	1,944,668
Lion Corp.		151,800	3,184,101
LIXIL Group Corp.		186,300	2,270,702
M3, Inc.		306,000	11,044,761
Makita Corp.		156,000	5,116,899
Marubeni Corp.		1,155,500	5,564,704
Marui Group Co. Ltd.		128,600	2,105,043
Maruichi Steel Tube Ltd.		37,500	850,184
Mazda Motor Corp.		407,200	2,302,045
McDonald's Holdings Co. (Japan) Ltd.		42,700	2,100,881
Mebuki Financial Group, Inc.		566,810	1,198,955
Medipal Holdings Corp.		126,800	2,474,204
Meiji Holdings Co. Ltd.		77,400	5,375,722
Mercari, Inc. (a)(b)		51,600	1,304,485
Minebea Mitsumi, Inc.		243,000	3,950,983
Misumi Group, Inc.		192,700	4,643,547
Mitsubishi Chemical Holdings Corp.		873,400	4,964,054
Mitsubishi Corp.		938,700	19,907,941
Mitsubishi Electric Corp.		1,259,600	15,498,935
Mitsubishi Estate Co. Ltd.		821,500	13,290,337
Mitsubishi Gas Chemical Co., Inc.		105,500	1,306,523
Mitsubishi Heavy Industries Ltd.		232,100	5,951,887
Mitsubishi Materials Corp.		81,100	1,661,120
Mitsubishi Motors Corp. of Japan		488,400	1,384,070
Mitsubishi UFJ Financial Group, Inc.		8,517,100	34,409,088
Mitsubishi UFJ Lease & Finance Co. Ltd.		288,000	1,392,834
Mitsui & Co. Ltd.		1,157,300	16,153,991
Mitsui Chemicals, Inc.		125,100	2,456,094
Mitsui Fudosan Co. Ltd.		617,100	11,346,590
Mitsui OSK Lines Ltd.		74,500	1,292,178
Mizuho Financial Group, Inc.		16,800,860	19,563,245
MonotaRO Co. Ltd. (a)		86,200	2,787,252
MS&AD Insurance Group Holdings, Inc.		325,490	9,377,396
Murata Manufacturing Co. Ltd.		399,500	22,510,631
Nabtesco Corp.		77,900	2,257,550
Nagoya Railroad Co. Ltd.		128,700	3,711,750
NEC Corp.		167,600	6,431,618
New Hampshire Foods Ltd.		53,800	1,909,686
Nexon Co. Ltd.		336,500	5,468,537
NGK Insulators Ltd.		179,700	2,350,983
NGK Spark Plug Co. Ltd.		101,800	1,538,644
Nidec Corp.		310,700	18,087,117
Nikon Corp.		235,180	2,187,602
Nintendo Co. Ltd.		77,300	31,919,050
Nippon Building Fund, Inc.		914	5,476,420
Nippon Express Co. Ltd.		52,600	2,569,096
Nippon Paint Holdings Co. Ltd.		99,100	5,734,622
Nippon Prologis REIT, Inc.		1,424	3,922,419
Nippon Shinyaku Co. Ltd.		29,900	2,109,146
Nippon Steel & Sumitomo Metal Corp.		593,817	4,996,156
Nippon Telegraph & Telephone Corp.		886,400	20,186,551
Nippon Yusen KK		104,700	1,378,221
Nissan Chemical Corp.		82,900	3,180,764
Nissan Motor Co. Ltd.		1,594,800	5,428,365
Nisshin Seifun Group, Inc.		133,645	2,076,587
Nissin Food Holdings Co. Ltd.		42,500	3,500,909
Nitori Holdings Co. Ltd.		56,900	8,759,148
Nitto Denko Corp.		105,000	5,245,111
NKSJ Holdings, Inc.		234,000	7,589,911
Nomura Holdings, Inc.		2,263,600	9,393,075
Nomura Real Estate Holdings, Inc.		85,400	1,410,137
Nomura Real Estate Master Fund, Inc.		2,901	3,341,225
Nomura Research Institute Ltd.		229,320	5,628,560
NSK Ltd.		257,200	1,780,247
NTT Data Corp.		426,800	4,355,143
NTT DOCOMO, Inc.		790,800	23,305,843
NTT DOCOMO, Inc. sponsored ADR		125,679	3,662,286
Obayashi Corp.		439,600	3,842,366
OBIC Co. Ltd.		44,600	6,741,015
Odakyu Electric Railway Co. Ltd.		201,600	4,445,750
Oji Holdings Corp.		572,900	2,908,897
Olympus Corp.		809,400	12,842,644
OMRON Corp.		127,600	7,494,604
Ono Pharmaceutical Co. Ltd.		265,500	6,410,199
Oracle Corp. Japan		26,300	2,725,211
Oriental Land Co. Ltd.		138,800	17,693,556
ORIX Corp.		929,900	11,169,371
ORIX JREIT, Inc.		1,734	2,095,698
Osaka Gas Co. Ltd.		257,000	4,785,806
Otsuka Corp.		70,300	3,173,867
Otsuka Holdings Co. Ltd.		266,500	10,474,534
Pan Pacific International Hold		301,600	5,851,290
Panasonic Corp.		1,512,600	11,530,537
Park24 Co. Ltd.		72,900	1,173,845
PeptiDream, Inc. (b)		63,900	2,411,545
Persol Holdings Co., Ltd.		124,600	1,464,107
Pigeon Corp.		76,100	2,719,503
Pola Orbis Holdings, Inc.		67,100	1,199,253
Rakuten, Inc.		611,700	5,186,747
Recruit Holdings Co. Ltd.		942,800	27,502,604
Renesas Electronics Corp. (b)		534,700	2,889,866
Resona Holdings, Inc.		1,469,200	4,588,365
Ricoh Co. Ltd.		452,800	3,086,506
Rinnai Corp.		22,400	1,705,335
ROHM Co. Ltd.		62,700	4,008,032
Ryohin Keikaku Co. Ltd.		167,900	1,998,262
Sankyo Co. Ltd. (Gunma)		28,000	774,915
Santen Pharmaceutical Co. Ltd.		243,800	4,325,539
SBI Holdings, Inc. Japan		165,880	3,139,377
Secom Co. Ltd.		145,900	12,141,698
Sega Sammy Holdings, Inc.		117,600	1,436,645
Seibu Holdings, Inc.		130,200	1,571,160
Seiko Epson Corp.		180,600	2,050,817
Sekisui Chemical Co. Ltd.		252,900	3,228,561
Sekisui House Ltd.		449,300	7,707,612
Seven & i Holdings Co. Ltd.		522,700	17,310,283
Seven Bank Ltd.		380,800	1,036,142
SG Holdings Co. Ltd.		98,300	2,740,657
Sharp Corp. (a)		150,900	1,685,963
Shimadzu Corp.		149,800	3,747,966
Shimamura Co. Ltd.		14,600	925,127
SHIMANO, Inc.		50,300	7,411,992
SHIMIZU Corp.		414,900	3,186,459
Shin-Etsu Chemical Co. Ltd.		244,800	27,001,949
Shinsei Bank Ltd.		131,600	1,587,481
Shionogi & Co. Ltd.		184,300	10,178,433
Shiseido Co. Ltd.		280,600	16,497,384
Shizuoka Bank Ltd.		327,800	1,990,146
Showa Denko K.K.		94,600	2,070,600
SMC Corp.		39,400	17,990,029
SoftBank Corp.		1,149,600	15,682,937
SoftBank Group Corp.		1,086,000	46,548,826
Sohgo Security Services Co., Ltd.		46,400	2,235,363
Sony Corp.		880,200	56,644,490
Sony Financial Holdings, Inc.		106,000	2,009,406
Square Enix Holdings Co. Ltd.		62,700	2,573,671
Stanley Electric Co. Ltd.		93,600	2,158,692
Subaru Corp.		419,700	8,400,089
Sumco Corp.		174,400	2,482,949
Sumitomo Chemical Co. Ltd.		965,300	2,960,770
Sumitomo Corp.		819,700	9,272,605
Sumitomo Electric Industries Ltd.		584,700	6,015,658
Sumitomo Heavy Industries Ltd.		71,200	1,500,482
Sumitomo Metal Mining Co. Ltd.		172,100	4,289,256
Sumitomo Mitsui Financial Group, Inc.		907,700	23,869,993
Sumitomo Mitsui Trust Holdings, Inc.		218,425	6,359,825
Sumitomo Realty & Development Co. Ltd.		236,900	6,344,786
Sumitomo Rubber Industries Ltd.		109,200	1,071,496
Sundrug Co. Ltd.		47,600	1,638,932
Suntory Beverage & Food Ltd.		103,400	3,907,068
Suzuken Co. Ltd.		50,710	1,965,742
Suzuki Motor Corp.		251,000	8,010,732
Sysmex Corp.		115,900	8,035,186
T&D Holdings, Inc.		361,300	3,122,993
Taiheiyo Cement Corp.		78,800	1,546,912
Taisei Corp.		150,400	4,688,284
Taisho Pharmaceutical Holdings Co. Ltd.		25,500	1,599,171
Taiyo Nippon Sanso Corp.		81,000	1,269,552
Takeda Pharmaceutical Co. Ltd.		1,043,215	37,619,849
TDK Corp.		89,100	7,681,099
Teijin Ltd.		129,500	2,065,232
Terumo Corp.		448,100	14,869,131
THK Co. Ltd.		84,400	2,050,327
Tobu Railway Co. Ltd.		130,100	4,412,999
Toho Co. Ltd.		85,500	2,799,925
Toho Gas Co. Ltd.		48,600	2,382,109
Tohoku Electric Power Co., Inc.		293,200	2,767,662
Tokio Marine Holdings, Inc.		440,300	20,657,002
Tokyo Century Corp.		27,200	933,998
Tokyo Electric Power Co., Inc. (b)		1,018,200	3,427,578
Tokyo Electron Ltd.		108,600	23,129,739
Tokyo Gas Co. Ltd.		256,120	5,620,789
Tokyu Corp.		341,200	5,135,733
Tokyu Fudosan Holdings Corp.		411,100	2,011,192
Toppan Printing Co. Ltd.		188,000	2,792,762
Toray Industries, Inc.		924,000	4,236,272
Toshiba Corp.		264,660	6,626,673
Tosoh Corp.		168,200	2,055,697
Toto Ltd.		98,000	3,411,103
Toyo Seikan Group Holdings Ltd.		93,400	947,532
Toyo Suisan Kaisha Ltd.		60,300	2,899,390
Toyoda Gosei Co. Ltd.		42,200	791,975
Toyota Industries Corp.		102,000	5,161,068
Toyota Motor Corp.		1,577,972	97,561,058
Toyota Tsusho Corp.		143,100	3,406,384
Trend Micro, Inc.		86,300	4,378,159
Tsuruha Holdings, Inc.		25,100	3,363,351
Unicharm Corp.		279,000	10,269,301
United Urban Investment Corp.		2,039	2,067,215
USS Co. Ltd.		155,800	2,482,579
Welcia Holdings Co. Ltd.		31,900	2,306,705
West Japan Railway Co.		110,800	6,847,178
Yahoo! Japan Corp.		1,805,100	6,966,471
Yakult Honsha Co. Ltd.		81,200	4,744,202
Yamada Denki Co. Ltd.		414,800	1,979,011
Yamaha Corp.		95,600	3,858,923
Yamaha Motor Co. Ltd.		198,800	2,557,717
Yamato Holdings Co. Ltd.		220,700	3,852,024
Yamazaki Baking Co. Ltd.		79,800	1,412,106
Yaskawa Electric Corp.		172,900	5,637,354
Yokogawa Electric Corp.		153,300	2,089,535
Yokohama Rubber Co. Ltd.		73,800	938,656
Zozo, Inc.		70,500	1,143,083

TOTAL JAPAN			2,156,793,829

Korea (South) - 2.8%
AMOREPACIFIC Corp.		24,419	3,557,804
AMOREPACIFIC Group, Inc.		18,760	897,201
BGF Retail Co. Ltd.		6,172	802,720
BS Financial Group, Inc.		152,699	634,758
Celltrion Healthcare Co. Ltd.		36,074	2,512,150
Celltrion, Inc. (b)		66,733	11,563,084
Cheil Industries, Inc.		58,841	5,134,130
Cheil Worldwide, Inc.		45,048	656,341
CJ CheilJedang Corp.		5,167	1,159,007
CJ Corp.		8,641	576,143
CJ O Shopping Co. Ltd.		8,939	941,110
Coway Co. Ltd.		33,902	1,713,463
Daelim Industrial Co.		20,639	1,496,737
Daewoo Engineering & Construction Co. Ltd. (b)		102,616	300,709
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		19,439	274,422
Db Insurance Co. Ltd.		31,334	1,138,748
Doosan Bobcat, Inc.		45,767	885,322
E-Mart Co. Ltd.		14,214	1,404,037
EUSU Holdings Co. Ltd. (b)		6	29
Fila Holdings Corp.		31,924	914,487
GS Engineering & Construction Corp.		40,060	834,281
GS Holdings Corp.		33,988	1,078,527
GS Retail Co. Ltd.		15,446	482,513
Hana Financial Group, Inc.		207,935	4,724,084
Hanjin Shipping Co. Ltd. (b)(d)		12	0
Hankook Tire Co. Ltd.		47,701	834,387
Hanmi Pharm Co. Ltd.		5,118	1,091,141
Hanon Systems		124,515	935,779
Hanwha Corp.		27,024	460,470
Hanwha Life Insurance Co. Ltd.		198,330	293,861
Hanwha Solutions Corp.		66,933	801,649
HDC Hyundai Development Co.		32,571	505,386
HLB, Inc. (b)		27,303	2,157,558
HLB, Inc. rights 5/29/20 (b)		2,292	32,639
Hotel Shilla Co.		21,230	1,488,917
Hyundai Department Store Co. Ltd.		9,375	561,031
Hyundai Engineering & Construction Co. Ltd.		51,557	1,487,499
Hyundai Fire & Marine Insurance Co. Ltd.		40,584	871,919
Hyundai Glovis Co. Ltd.		11,832	988,565
Hyundai Heavy Industries Co. Ltd. (b)		27,134	1,847,142
Hyundai Mobis		50,602	7,164,354
Hyundai Motor Co.		97,722	7,529,205
Hyundai Robotics Co. Ltd.		7,081	1,416,387
Hyundai Steel Co.		54,749	973,444
Industrial Bank of Korea		178,664	1,161,837
Kakao Corp.		38,817	5,879,233
Kangwon Land, Inc.		73,663	1,518,931
KB Financial Group, Inc.		270,578	7,764,600
KCC Corp.		3,100	421,043
Kia Motors Corp.		175,928	4,293,788
KMW Co. Ltd. (b)		16,920	849,593
Korea Aerospace Industries Ltd.		46,290	977,362
Korea Electric Power Corp. (b)		169,887	3,335,258
Korea Express Co. Ltd. (b)		6,456	786,513
Korea Gas Corp.		14,888	330,275
Korea Investment Holdings Co. Ltd.		26,649	1,099,005
Korea Zinc Co. Ltd.		5,795	1,841,288
Korean Air Lines Co. Ltd.		35,067	571,537
KT&G Corp.		80,058	5,344,493
Kumho Petro Chemical Co. Ltd.		13,206	830,511
LG Chemical Ltd.		30,130	9,337,810
LG Corp.		65,840	3,360,179
LG Display Co. Ltd. (b)		173,515	1,578,266
LG Electronics, Inc.		78,041	3,526,761
LG Household & Health Care Ltd.		6,766	7,719,268
LG Innotek Co. Ltd.		9,039	982,144
LG Telecom Ltd.		141,985	1,560,288
Lotte Chemical Corp.		11,922	2,114,839
Lotte Confectionery Co. Ltd.		15,478	510,905
Lotte Shopping Co. Ltd.		7,779	639,051
Medy-Tox, Inc.		2,952	280,902
Meritz Securities Co. Ltd.		179,782	483,921
Mirae Asset Daewoo Co. Ltd.		254,309	1,174,372
NAVER Corp.		98,562	16,023,505
NCSOFT Corp.		11,207	5,931,728
Netmarble Corp. (b)(c)		17,410	1,368,621
Oci Co. Ltd.		10,821	355,848
Orion Corp./Republic of Korea		16,140	1,647,427
Ottogi Corp.		704	315,828
Pearl Abyss Corp. (b)		4,287	678,600
POSCO		53,820	8,156,661
POSCO Chemtech Co. Ltd.		13,491	575,248
Posco International Corp.		30,187	352,849
S-Oil Corp.		32,069	1,847,840
S1 Corp.		10,021	713,523
Samsung Biologics Co. Ltd. (b)(c)		11,241	5,376,034
Samsung Card Co. Ltd.		17,954	443,367
Samsung Electro-Mechanics Co. Ltd.		39,860	3,724,038
Samsung Electronics Co. Ltd.		3,292,130	135,496,444
Samsung Engineering Co. Ltd. (b)		101,479	960,627
Samsung Fire & Marine Insurance Co. Ltd.		20,750	3,253,824
Samsung Heavy Industries Co. Ltd. (b)		335,817	1,184,498
Samsung Life Insurance Co. Ltd.		46,252	1,869,360
Samsung SDI Co. Ltd.		37,507	8,829,971
Samsung SDS Co. Ltd.		23,480	3,140,743
Samsung Securities Co. Ltd.		45,139	1,118,406
Shinhan Financial Group Co. Ltd.		307,105	7,809,035
Shinsegae Co. Ltd.		5,050	1,101,585
SK C&C Co. Ltd.		24,539	3,676,285
SK Energy Co. Ltd.		38,426	3,109,278
SK Hynix, Inc.		382,632	26,362,565
SK Telecom Co. Ltd.		13,418	2,339,030
STX Pan Ocean Co. Ltd. (Korea) (b)		165,665	469,787
ViroMed Co. Ltd.		15,421	845,411
Woori Financial Group, Inc.		351,845	2,444,414
Woori Investment & Securities Co. Ltd.		115,852	924,077
Yuhan Corp.		35,650	1,383,637

TOTAL KOREA (SOUTH)			399,227,207

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		458,696	5,027,625
Aroundtown SA		861,974	4,637,958
Eurofins Scientific SA		7,832	4,334,262
Globant SA (a)(b)		23,503	2,718,592
Millicom International Cellular SA (depository receipt)		67,927	1,765,157
Reinet Investments SCA		101,023	1,616,104
SES SA (France) (depositary receipt)		253,580	1,693,991
Tenaris SA		315,251	2,181,268

TOTAL LUXEMBOURG			23,974,957

Malaysia - 0.5%
AirAsia Group BHD		911,700	171,364
AMMB Holdings Bhd		957,500	661,671
Axiata Group Bhd		2,117,815	1,931,864
Bumiputra-Commerce Holdings Bhd		3,938,895	3,150,930
Carlsberg Brewery BHD		135,600	865,778
Dialog Group Bhd		2,338,322	1,806,180
DiGi.com Bhd		2,198,400	2,362,485
Fraser & Neave Holdings BHD		86,200	634,248
Gamuda Bhd		1,216,075	906,846
Genting Bhd		1,309,500	1,267,033
Genting Malaysia Bhd		1,864,500	1,025,329
Genting Plantations Bhd		134,600	297,801
Hap Seng Consolidated Bhd		342,500	584,241
Hartalega Holdings Bhd		982,800	1,736,976
Hong Leong Bank Bhd		450,600	1,390,695
Hong Leong Credit Bhd		100,900	307,449
IHH Healthcare Bhd		1,482,000	1,804,189
IJM Corp. Bhd		1,776,100	683,253
IOI Corp. Bhd		1,234,500	1,162,948
IOI Properties Group Bhd		11	3
Kuala Lumpur Kepong Bhd		296,613	1,442,118
Malayan Banking Bhd		2,841,656	4,989,592
Malaysia Airports Holdings Bhd		686,498	835,021
Maxis Bhd		1,533,500	1,949,345
MISC Bhd		877,700	1,601,194
Nestle (Malaysia) BHD		45,100	1,468,504
Petronas Chemicals Group Bhd		1,571,500	2,035,158
Petronas Dagangan Bhd		208,700	984,954
Petronas Gas Bhd		522,600	1,867,597
PPB Group Bhd		380,420	1,450,827
Press Metal Bhd		838,000	763,425
Public Bank Bhd		2,193,400	8,340,051
QL Resources Bhd		388,000	733,955
RHB Capital Bhd		1,153,557	1,270,074
RHB Capital Bhd (b)(d)		122,876	0
Sime Darby Bhd		1,760,607	815,905
Sime Darby Plantation Bhd		1,354,507	1,555,241
Sime Darby Property Bhd		15	2
SP Setia Bhd		14	3
Telekom Malaysia Bhd		826,474	771,748
Tenaga Nasional Bhd		2,172,625	6,154,660
Top Glove Corp. Bhd		1,070,700	1,805,334
Westports Holdings Bhd		505,900	431,987
YTL Corp. Bhd		1,613,512	285,953

TOTAL MALAYSIA			64,303,931

Mexico - 0.5%
Alfa SA de CV Series A		1,902,800	778,458
Alsea S.A.B. de CV (b)		323,600	266,791
America Movil S.A.B. de CV Series L		23,819,946	14,429,742
CEMEX S.A.B. de CV unit		10,661,640	2,242,833
Coca-Cola FEMSA S.A.B. de CV unit		340,700	1,372,639
El Puerto de Liverpool S.A.B. Dcv Class C		104,755	263,876
Embotelladoras Arca S.A.B. de CV		295,762	1,139,189
Fibra Uno Administracion SA de CV		2,279,700	1,870,033
Fomento Economico Mexicano S.A.B. de CV unit		1,338,200	8,649,077
Gruma S.A.B. de CV Series B		184,725	1,753,588
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		228,600	1,428,454
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		132,815	1,330,244
Grupo Bimbo S.A.B. de CV Series A		1,239,100	1,829,782
Grupo Carso SA de CV Series A1		249,100	498,696
Grupo Financiero Banorte S.A.B. de CV Series O		1,749,400	4,784,156
Grupo Financiero Inbursa S.A.B. de CV Series O		1,508,800	907,747
Grupo Mexico SA de CV Series B		2,389,023	5,095,049
Grupo Televisa SA de CV		1,705,500	1,812,284
Industrias Penoles SA de CV		83,590	645,385
Infraestructura Energetica Nova S.A.B. de CV		435,300	1,349,916
Kimberly-Clark de Mexico SA de CV Series A		954,000	1,347,420
Megacable Holdings S.A.B. de CV unit		173,600	432,685
Mexichem S.A.B. de CV		648,816	765,625
Promotora y Operadora de Infraestructura S.A.B. de CV (b)		147,510	1,024,754
Wal-Mart de Mexico SA de CV Series V		3,625,000	8,719,192

TOTAL MEXICO			64,737,615

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		1,707,000	1,766,083
HKT Trust/HKT Ltd. unit		2,656,640	4,287,076

TOTAL MULTI-NATIONAL			6,053,159

Netherlands - 3.0%
ABN AMRO Group NV GDR (c)		291,222	2,233,949
Adyen BV (b)(c)		7,182	7,092,800
AEGON NV		1,222,879	3,163,156
AerCap Holdings NV (b)		89,043	2,503,889
Airbus Group NV		405,229	25,658,515
Akzo Nobel NV (a)		141,940	10,771,808
Altice Europe NV Class A (b)		424,547	1,691,147
ASML Holding NV (Netherlands)		294,136	85,912,862
CNH Industrial NV		688,291	4,308,354
EXOR NV		73,218	4,002,971
Ferrari NV		83,156	13,067,540
Fiat Chrysler Automobiles NV (Italy)		746,508	6,557,575
Heineken Holding NV (a)		82,665	6,440,838
Heineken NV (Bearer)		182,081	15,487,787
ING Groep NV (Certificaten Van Aandelen)		2,729,661	15,293,711
Koninklijke Ahold Delhaize NV		764,701	18,567,219
Koninklijke DSM NV		125,590	15,392,551
Koninklijke KPN NV		2,436,399	5,611,860
Koninklijke Philips Electronics NV		626,921	27,329,057
NN Group NV		209,848	6,070,393
NXP Semiconductors NV		194,701	19,386,379
Prosus NV (b)		335,135	25,406,887
QIAGEN NV (Germany) (b)		153,831	6,405,877
Randstad NV		84,743	3,401,668
STMicroelectronics NV (France)		473,509	12,193,554
Takeaway.com Holding BV (b)(c)		80,088	8,163,848
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		94,620	5,570,191
Unilever NV		1,017,594	50,675,485
Vopak NV		47,626	2,746,288
Wolters Kluwer NV		190,351	14,000,973
X5 Retail Group NV GDR		81,416	2,412,768

TOTAL NETHERLANDS			427,521,900

New Zealand - 0.2%
Auckland International Airport Ltd.		824,952	3,046,374
Fisher & Paykel Healthcare Corp.		389,524	6,507,678
Fletcher Building Ltd.		527,649	1,182,198
Mercury Nz Ltd.		443,177	1,232,009
Meridian Energy Ltd.		853,609	2,325,831
Ryman Healthcare Group Ltd.		295,255	2,153,844
Spark New Zealand Ltd.		1,278,083	3,458,895
The a2 Milk Co. Ltd. (b)		516,943	6,152,623

TOTAL NEW ZEALAND			26,059,452

Norway - 0.3%
Aker Bp ASA		68,323	1,134,376
DNB ASA		645,646	7,827,120
Equinor ASA		556,360	7,790,088
Equinor ASA sponsored ADR		122,603	1,664,949
Gjensidige Forsikring ASA		138,307	2,443,479
Marine Harvest ASA		316,035	5,413,750
Norsk Hydro ASA		955,620	2,424,272
Orkla ASA		546,335	4,945,521
Schibsted ASA (B Shares)		58,821	1,143,114
Telenor ASA		492,601	7,556,030
Yara International ASA		117,484	4,005,560

TOTAL NORWAY			46,348,259

Pakistan - 0.0%
Habib Bank Ltd.		182,000	114,244
Lucky Cement Ltd.		11	32
MCB Bank Ltd.		131,700	134,406
Oil & Gas Development Co. Ltd.		395,000	259,499

TOTAL PAKISTAN			508,181

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		1,461,097	2,867,427
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		147,008	1,101,090
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		1,147,020	934,559
Aboitiz Power Corp.		857,600	462,272
Altus San Nicolas Corp. (d)		15,089	1,549
Ayala Corp.		184,995	2,101,836
Ayala Land, Inc.		5,043,370	3,144,944
Bank of the Philippine Islands (BPI)		552,583	633,915
BDO Unibank, Inc.		1,374,028	2,700,416
DMCI Holdings, Inc.		9	1
Globe Telecom, Inc.		21,255	920,952
GT Capital Holdings, Inc.		59,299	530,278
International Container Terminal Services, Inc.		642,690	1,122,805
JG Summit Holdings, Inc.		1,883,220	1,873,374
Jollibee Food Corp.		273,120	770,694
Manila Electric Co.		143,430	715,296
Megaworld Corp.		5,875,600	296,147
Metro Pacific Investments Corp.		8,060,700	405,913
Metropolitan Bank & Trust Co.		1,321,641	1,009,624
Philippine Long Distance Telephone Co.		63,425	1,605,600
Robinsons Land Corp.		1,131,742	333,990
Security Bank Corp.		99,410	200,855
SM Investments Corp.		158,020	2,630,684
SM Prime Holdings, Inc.		7,264,275	4,418,412
Universal Robina Corp.		614,090	1,518,174

TOTAL PHILIPPINES			28,332,290

Poland - 0.2%
AmRest Holdings NV (b)		44,441	292,967
Bank Millennium SA (b)		425,102	288,333
Bank Polska Kasa Opieki SA		118,884	1,489,489
Bank Zachodni WBK SA		21,455	842,934
BRE Bank SA		8,562	451,957
CD Projekt RED SA		45,973	3,962,578
Cyfrowy Polsat SA		153,577	946,160
Dino Polska SA (b)(c)		33,944	1,428,515
Grupa Lotos SA		64,190	964,830
KGHM Polska Miedz SA (Bearer) (b)		103,627	1,922,774
LPP SA		945	1,480,549
NG2 SA		16,366	204,417
Orange Polska SA (b)		435,915	732,864
Polish Oil & Gas Co. SA		1,194,045	1,068,620
Polska Grupa Energetyczna SA (b)		531,807	528,372
Polski Koncern Naftowy Orlen SA		204,857	3,079,175
Powszechna Kasa Oszczednosci Bank SA		599,800	3,182,028
Powszechny Zaklad Ubezpieczen SA		419,893	3,064,587

TOTAL POLAND			25,931,149

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)		319,729	4
Energias de Portugal SA		1,839,813	7,762,212
Galp Energia SGPS SA Class B		334,009	3,854,837
Jeronimo Martins SGPS SA		187,030	3,159,409

TOTAL PORTUGAL			14,776,462

Qatar - 0.2%
Barwa Real Estate Co. (b)		1,319,194	1,036,225
Industries Qatar QSC (b)		1,249,051	2,418,514
Masraf al Rayan (b)		2,358,611	2,473,918
Mesaieed Petrochemical Holding Co. (b)		3,015,737	1,490,889
Ooredoo Qsc (b)		513,723	903,001
Qatar Electricity & Water Co. (b)		358,114	1,485,175
Qatar Fuel Co. (b)		333,207	1,465,159
Qatar Insurance Co. SAQ (b)		1,121,342	618,109
Qatar International Islamic Bank QSC (b)		507,467	1,117,793
Qatar Islamic Bank (b)		788,236	3,353,413
Qatar National Bank SAQ (b)		3,165,986	14,982,131
The Commercial Bank of Qatar		1,390,469	1,527,568

TOTAL QATAR			32,871,895

Russia - 0.8%
Alrosa Co. Ltd.		1,658,630	1,373,760
Gazprom OAO		5,301,634	13,479,318
Gazprom OAO sponsored ADR (Reg. S)		1,089,314	5,529,358
Inter Rao Ues JSC		25,985,000	1,740,757
Lukoil PJSC		237,559	15,329,133
Lukoil PJSC sponsored ADR		55,393	3,628,242
Magnit OJSC GDR (Reg. S)		246,354	2,722,212
Magnitogorsk Iron & Steel Works PJSC		1,878,100	1,010,299
MMC Norilsk Nickel PJSC		34,617	9,404,921
MMC Norilsk Nickel PJSC sponsored ADR		96,628	2,684,326
Mobile TeleSystems OJSC sponsored ADR		348,135	2,983,517
Moscow Exchange MICEX-RTS OAO		1,058,880	1,711,588
NOVATEK OAO GDR (Reg. S)		61,503	8,635,021
Novolipetsk Steel OJSC		779,780	1,335,071
PhosAgro OJSC GDR (Reg. S)		74,235	896,759
Polyus PJSC		18,037	2,931,186
Rosneft Oil Co. OJSC		555,916	2,495,255
Rosneft Oil Co. OJSC GDR (Reg. S)		228,706	1,025,060
Sberbank of Russia		7,542,483	19,876,217
Severstal PAO		114,459	1,359,328
Severstal PAO GDR (Reg. S) (a)		20,194	241,116
Surgutneftegas OJSC		2,843,400	1,411,958
Surgutneftegas OJSC sponsored ADR		214,357	1,070,499
Tatneft PAO		799,859	5,888,231
Tatneft PAO sponsored ADR		40,785	1,819,827
VTB Bank OJSC		2,053,898,000	961,291

TOTAL RUSSIA			111,544,250

Saudi Arabia - 0.7%
Advanced Polypropylene Co.		68,660	815,880
Al Rajhi Bank		854,384	13,006,192
Alinma Bank		664,290	2,821,575
Almarai Co. Ltd.		173,294	2,264,467
Arab National Bank		428,029	2,328,387
Bank Al-Jazira		351,444	1,120,505
Bank Albilad		239,342	1,449,747
Banque Saudi Fransi		369,418	3,042,844
Bupa Arabia for Cooperative Insurance Co.		17,248	492,997
Dar Al Arkan Real Estate Development Co. (b)		306,095	660,660
Emaar The Economic City (b)		232,487	454,765
Etihad Etisalat Co. (b)		286,439	2,123,041
Jarir Marketing Co.		45,273	1,778,389
National Commercial Bank		823,534	8,142,192
National Industrialization Co. (b)		245,273	663,200
Rabigh Refining & Petrochemical Co. (b)		146,250	533,234
Riyad Bank		872,869	3,953,754
SABIC		513,624	10,238,307
Sahara International Petrochemical Co.		230,918	945,181
Samba Financial Group		713,590	4,421,124
Saudi Airlines Catering Co.		21,115	448,992
Saudi Arabian Fertilizers Co.		111,731	2,105,271
Saudi Arabian Mining Co. (b)		300,268	2,984,700
Saudi Arabian Oil Co.		810,032	6,823,024
Saudi Cement Co.		43,295	607,225
Saudi Electricity Co.		584,367	2,653,174
Saudi Industrial Investment Group		148,351	735,142
Saudi Kayan Petrochemical Co. (b)		560,317	1,294,358
Saudi Telecom Co.		278,959	6,726,197
The Co. for Cooperative Insurance (b)		37,949	733,226
The Saudi British Bank		482,829	3,168,746
The Savola Group		187,642	2,022,489
Yanbu National Petrochemical Co.		150,532	1,802,778

TOTAL SAUDI ARABIA			93,361,763

Singapore - 0.7%
Ascendas Real Estate Investment Trust		2,004,984	4,192,985
BOC Aviation Ltd. Class A (c)		133,300	911,489
CapitaCommercial Trust (REIT)		2,034,050	2,311,387
CapitaLand Ltd.		1,783,900	3,785,018
CapitaMall Trust		1,848,100	2,458,902
City Developments Ltd.		295,500	1,651,771
ComfortDelgro Corp. Ltd.		1,814,300	2,115,154
DBS Group Holdings Ltd.		1,248,341	17,575,532
Genting Singapore Ltd.		4,690,400	2,602,557
Jardine Cycle & Carriage Ltd.		68,593	975,249
Keppel Corp. Ltd.		1,011,300	4,269,432
Mapletree Commercial Trust		1,539,300	2,119,589
Oversea-Chinese Banking Corp. Ltd.		2,288,203	14,599,456
Sembcorp Industries Ltd.		646,100	740,177
Singapore Airlines Ltd.		350,400	1,515,219
Singapore Airport Terminal Service Ltd.		452,200	1,047,655
Singapore Exchange Ltd.		552,600	3,768,237
Singapore Press Holdings Ltd.		1,068,000	1,146,876
Singapore Technologies Engineering Ltd.		1,114,700	2,699,517
Singapore Telecommunications Ltd.		5,706,100	11,402,143
Suntec (REIT)		1,799,600	1,777,503
United Overseas Bank Ltd.		881,689	12,598,557
UOL Group Ltd.		308,421	1,483,403
Venture Corp. Ltd.		199,000	2,223,961
Wilmar International Ltd.		1,303,400	3,282,330
Yangzijiang Shipbuilding Holdings Ltd.		1,518,300	1,052,836

TOTAL SINGAPORE			104,306,935

South Africa - 0.9%
Absa Group Ltd.		510,417	2,518,986
Anglo American Platinum Ltd.		37,032	1,943,440
AngloGold Ashanti Ltd.		290,343	7,087,321
Aspen Pharmacare Holdings Ltd. (b)		253,604	1,581,909
Bidcorp Ltd.		235,211	3,065,320
Bidvest Group Ltd.		179,881	1,460,801
Capitec Bank Holdings Ltd.		31,154	1,518,726
Clicks Group Ltd.		180,974	2,254,263
Discovery Ltd.		289,333	1,517,994
Exxaro Resources Ltd.		160,244	930,254
FirstRand Ltd.		2,327,679	5,080,173
Fortress (REIT) Ltd. Class A		784,315	429,771
Foschini Ltd.		156,758	615,043
Gold Fields Ltd.		582,267	4,334,171
Growthpoint Properties Ltd.		2,698,138	2,025,975
Impala Platinum Holdings Ltd.		548,064	3,268,794
Investec Ltd.		180,746	376,420
Kumba Iron Ore Ltd.		40,649	765,044
Liberty Holdings Ltd.		62,003	235,125
Life Healthcare Group Holdings Ltd.		912,569	877,390
MMI Holdings Ltd.		602,704	563,944
Mr Price Group Ltd.		163,807	1,167,080
MTN Group Ltd.		1,145,217	3,009,471
MultiChoice Group Ltd. (b)		310,288	1,454,290
Naspers Ltd. Class N		309,797	48,219,450
Nedbank Group Ltd.		240,226	1,396,546
Northam Platinum Ltd. (b)		224,405	1,112,249
Old Mutual Ltd.		3,040,841	2,207,357
Pick 'n Pay Stores Ltd.		266,119	833,691
PSG Group Ltd.		97,627	833,811
Rand Merchant Insurance Holdings Ltd.		459,073	621,637
Redefine Properties Ltd.		3,575,385	440,111
Remgro Ltd.		336,072	2,478,599
Resilient Property Income Fund Ltd.		10,053	19,465
RMB Holdings Ltd.		493,456	1,414,737
Sanlam Ltd.		1,369,336	4,377,648
Sasol Ltd. (b)		403,502	1,914,983
Shoprite Holdings Ltd.		311,567	1,777,360
Sibanye Stillwater Ltd. (b)		1,547,884	3,112,313
Spar Group Ltd.		120,995	1,153,300
Standard Bank Group Ltd.		899,881	4,965,275
Steinhoff Africa Retail Ltd. (c)		499,668	326,194
Telkom SA Ltd.		146,231	162,132
Tiger Brands Ltd.		112,877	1,099,144
Vodacom Group Ltd.		439,841	2,923,120
Woolworths Holdings Ltd.		636,997	1,049,033

TOTAL SOUTH AFRICA			130,519,860

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		176,099	4,403,608
Aena Sme SA (c)		45,791	5,795,798
Amadeus IT Holding SA Class A		299,426	14,411,293
Banco Bilbao Vizcaya Argentaria SA		4,671,481	15,270,056
Banco de Sabadell SA (a)		3,920,360	1,624,365
Banco Santander SA (Spain)		11,329,428	25,296,283
Banco Santander SA (Spain) sponsored ADR (a)		194,484	422,030
Bankia SA		859,783	875,109
Bankinter SA		464,066	1,914,170
CaixaBank SA		2,578,071	4,636,119
Cellnex Telecom SA (c)		173,043	9,064,274
Enagas SA		165,961	3,871,977
Endesa SA		214,751	4,765,531
Ferrovial SA		342,098	8,547,449
Gas Natural SDG SA		194,553	3,434,667
Grifols SA		205,702	7,001,500
Iberdrola SA		4,223,957	42,019,026
Inditex SA		759,974	19,464,764
MAPFRE SA (Reg.)		702,359	1,286,135
Red Electrica Corporacion SA		291,625	5,133,149
Repsol SA		964,818	8,757,490
Siemens Gamesa Renewable Energy SA		156,019	2,320,109
Telefonica SA		3,249,918	14,860,210

TOTAL SPAIN			205,175,112

Sweden - 1.5%
Alfa Laval AB		207,909	3,885,184
ASSA ABLOY AB (B Shares) (a)		696,071	12,461,022
Atlas Copco AB:
(A Shares) (a)		456,341	15,727,554
(B Shares)		275,128	8,510,225
Boliden AB (a)		203,203	4,096,046
Electrolux AB (B Shares)		162,331	2,219,693
Epiroc AB:
Class A		477,757	4,781,215
Class B		243,275	2,400,177
Ericsson (B Shares)		2,147,118	18,343,180
Essity AB Class B		415,679	13,465,247
H&M Hennes & Mauritz AB (B Shares) (a)		549,004	7,504,664
Hexagon AB (B Shares)		184,514	9,054,460
Husqvarna AB (B Shares)		325,206	1,956,859
ICA Gruppen AB		62,356	2,728,413
Industrivarden AB (C Shares)		122,216	2,500,906
Investor AB (B Shares)		309,940	15,403,462
Kinnevik AB (B Shares)		172,486	3,545,099
Lundbergfoeretagen AB		48,659	2,043,046
Lundin Petroleum AB		123,521	3,178,079
Sandvik AB		781,888	12,028,114
Securitas AB (B Shares)		227,278	2,689,199
Skandinaviska Enskilda Banken AB (A Shares)		1,134,563	9,340,245
Skanska AB (B Shares)		242,281	4,609,572
SKF AB (B Shares)		269,466	4,253,150
Svenska Handelsbanken AB (A Shares)		1,087,990	9,930,458
Swedbank AB (A Shares)		612,331	7,246,415
Swedish Match Co. AB		118,194	7,303,973
Tele2 AB (B Shares) (a)		336,124	4,334,192
Telia Co. AB		1,854,658	6,448,581
Volvo AB (B Shares)		1,027,501	13,166,984

TOTAL SWEDEN			215,155,414

Switzerland - 6.2%
ABB Ltd. (Reg.)		1,285,727	24,406,037
Adecco SA (Reg.)		121,187	5,303,232
Alcon, Inc. (Switzerland) (b)		290,090	15,309,179
Baloise Holdings AG		33,259	4,978,944
Barry Callebaut AG		2,104	4,124,080
Clariant AG (Reg.)		143,991	2,665,008
Coca-Cola HBC AG		136,271	3,458,411
Compagnie Financiere Richemont SA Series A		363,436	20,618,984
Credit Suisse Group AG		1,498,390	13,681,256
Credit Suisse Group AG sponsored ADR		289,318	2,615,435
Dufry AG		26,840	873,951
Ems-Chemie Holding AG		5,573	3,611,408
Galenica AG		33,179	4,985,873
Geberit AG (Reg.)		26,334	11,815,856
Givaudan SA		6,395	21,419,358
Julius Baer Group Ltd.		153,969	6,047,158
Kuehne & Nagel International AG		37,225	5,323,917
LafargeHolcim Ltd. (Reg.)		339,367	14,077,446
Lindt & Spruengli AG		68	5,692,204
Lindt & Spruengli AG (participation certificate)		735	5,729,992
Lonza Group AG		51,825	22,625,284
Nestle SA (Reg. S)		2,054,276	217,568,433
Novartis AG		1,486,771	126,878,764
Pargesa Holding SA		26,343	1,873,553
Partners Group Holding AG		13,156	10,355,793
Roche Holding AG (participation certificate)		485,937	168,278,710
Schindler Holding AG:
(participation certificate)		28,435	6,318,889
(Reg.)		13,348	2,862,508
SGS SA (Reg.)		4,283	9,695,265
Sika AG		89,414	14,793,490
Sonova Holding AG Class B		37,393	6,752,240
Straumann Holding AG		7,062	5,358,414
Swatch Group AG (Bearer)		17,532	3,518,001
Swatch Group AG (Bearer) (Reg.)		49,477	1,926,284
Swiss Life Holding AG		23,013	8,151,406
Swiss Prime Site AG		53,276	5,061,289
Swiss Re Ltd.		206,342	14,994,119
Swisscom AG		18,131	9,425,678
Temenos Group AG		44,853	5,836,350
UBS Group AG		2,364,489	25,328,999
UBS Group AG (a)		326,625	3,514,485
Zurich Insurance Group Ltd.		103,227	32,728,570

TOTAL SWITZERLAND			880,584,253

Taiwan - 3.2%
Accton Technology Corp.		365,000	2,641,158
Acer, Inc.		1,991,060	1,100,363
Advantech Co. Ltd.		243,465	2,298,627
ASE Technology Holding Co. Ltd.		2,352,943	5,232,268
Asia Cement Corp.		1,441,785	2,114,323
ASUSTeK Computer, Inc.		477,422	3,221,404
AU Optronics Corp.		6,188,000	1,624,403
Catcher Technology Co. Ltd.		445,000	3,364,599
Cathay Financial Holding Co. Ltd.		5,529,332	7,364,639
Chang Hwa Commercial Bank		3,612,771	2,358,245
Cheng Shin Rubber Industry Co. Ltd.		1,474,513	1,692,060
Chicony Electronics Co. Ltd.		378,870	1,065,295
China Airlines Ltd.		1,317,835	363,033
China Development Finance Holding Corp.		9,596,819	2,898,480
China Life Insurance Co. Ltd. (b)		1,709,431	1,165,139
China Steel Corp.		8,137,421	5,440,391
Chinatrust Financial Holding Co. Ltd.		13,431,255	8,934,414
Chunghwa Picture Tubes, Ltd. (b)(d)		551	3
Chunghwa Telecom Co. Ltd.		2,653,400	9,734,803
Compal Electronics, Inc.		2,921,394	1,859,025
Delta Electronics, Inc.		1,361,383	6,338,368
E.SUN Financial Holdings Co. Ltd.		7,062,865	6,405,726
ECLAT Textile Co. Ltd.		142,420	1,419,276
EVA Airways Corp.		1,209,284	464,231
Evergreen Marine Corp. (Taiwan) (b)		1,552,554	573,662
Far Eastern Textile Ltd.		2,487,032	2,155,777
Far EasTone Telecommunications Co. Ltd.		1,066,000	2,370,011
Feng Tay Enterprise Co. Ltd.		218,136	1,238,786
First Financial Holding Co. Ltd.		6,718,187	4,938,881
Formosa Chemicals & Fibre Corp.		2,423,620	6,128,062
Formosa Petrochemical Corp.		814,000	2,437,870
Formosa Plastics Corp.		3,054,640	8,950,018
Formosa Taffeta Co. Ltd.		542,000	616,888
Foxconn Technology Co. Ltd.		821,811	1,575,119
Fubon Financial Holding Co. Ltd.		4,788,487	6,758,662
Giant Manufacturing Co. Ltd.		179,042	1,053,482
GlobalWafers Co. Ltd.		142,000	1,803,994
Highwealth Construction Corp.		580,400	845,404
HIWIN Technologies Corp.		155,305	1,478,667
Hon Hai Precision Industry Co. Ltd. (Foxconn)		8,808,593	22,597,147
Hotai Motor Co. Ltd.		206,000	3,796,574
Hua Nan Financial Holdings Co. Ltd.		5,279,196	3,423,110
Innolux Corp.		6,079,819	1,318,191
Inventec Corp.		1,609,209	1,262,124
Largan Precision Co. Ltd.		73,000	9,933,020
Lite-On Technology Corp.		1,486,053	2,305,104
MediaTek, Inc.		1,060,989	14,624,291
Mega Financial Holding Co. Ltd.		7,920,833	7,953,492
Micro-Star International Co. Ltd.		446,000	1,380,985
Nan Ya Plastics Corp.		3,525,980	7,786,359
Nanya Technology Corp.		959,000	2,054,876
Nien Made Enterprise Co. Ltd.		113,000	865,509
Novatek Microelectronics Corp.		396,000	2,458,286
Pegatron Corp.		1,342,652	2,940,366
Phison Electronics Corp.		97,199	920,721
Pou Chen Corp.		1,500,240	1,410,231
Powertech Technology, Inc.		519,700	1,734,788
President Chain Store Corp.		397,000	4,097,898
Quanta Computer, Inc.		1,832,000	3,951,237
Realtek Semiconductor Corp.		344,744	2,946,853
Ruentex Development Co. Ltd.		344,948	512,468
Ruentex Industries Ltd.		276,690	632,561
Shin Kong Financial Holding Co. Ltd.		9,432,780	2,680,569
Shin Kong Financial Holding Co. Ltd. rights 5/6/20 (b)		172,783	4,292
Sinopac Holdings Co.		7,297,250	2,964,752
Standard Foods Corp.		225,981	508,411
Synnex Technology International Corp.		904,920	1,205,531
Taishin Financial Holdings Co. Ltd.		6,562,380	2,786,183
Taiwan Business Bank		3,365,874	1,217,094
Taiwan Cement Corp.		3,384,528	4,874,345
Taiwan Cooperative Financial Holding Co. Ltd.		6,099,812	4,088,747
Taiwan High Speed Rail Corp.		1,241,000	1,414,811
Taiwan Mobile Co. Ltd.		1,116,400	4,015,291
Taiwan Semiconductor Manufacturing Co. Ltd.		16,583,000	166,985,556
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		88,529	4,703,546
Tatung Co. Ltd. (b)		1,215,000	871,470
The Shanghai Commercial & Savings Bank Ltd.		2,292,815	3,370,312
Unified-President Enterprises Corp.		3,275,620	7,613,218
United Microelectronics Corp.		7,554,000	3,901,157
Vanguard International Semiconductor Corp.		586,000	1,357,089
Walsin Technology Corp.		210,000	1,484,584
Win Semiconductors Corp.		230,000	2,052,408
Winbond Electronics Corp.		1,927,000	892,573
Wistron Corp.		1,883,291	1,762,870
Wiwynn Corp.		49,000	1,255,040
WPG Holding Co. Ltd.		1,142,378	1,485,478
Yageo Corp.		179,292	2,315,575
Yuanta Financial Holding Co. Ltd.		6,869,085	3,908,205

TOTAL TAIWAN			452,650,854

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		800,200	4,876,949
Airports of Thailand PCL (For. Reg.)		2,973,400	5,674,786
B. Grimm Power PCL		913,800	1,253,954
Bangkok Bank PCL (For. Reg.)		303,300	964,838
Bangkok Dusit Medical Services PCL (For. Reg.)		6,587,200	4,192,751
Bangkok Expressway and Metro PCL		4,844,200	1,400,308
Banpu PCL (For. Reg.)		2,328,500	414,020
Berli Jucker PCL (For. Reg)		888,900	1,093,517
BTS Group Holdings PCL (For. Reg.)		4,510,700	1,596,217
Bumrungrad Hospital PCL (For. Reg.)		328,900	1,184,723
C.P. ALL PCL (For. Reg.)		4,011,000	8,773,164
Central Pattana PCL (For. Reg.)		1,527,900	2,263,645
Central Retail Corp. PCL		1,375,150	1,565,676
Charoen Pokphand Foods PCL (For. Reg.)		2,549,440	2,113,169
Electricity Generating PCL (For. Reg.)		184,200	1,612,348
Energy Absolute PCL		1,017,200	1,248,355
Global Power Synergy Public Co. Ltd.		514,400	1,111,987
Gulf Energy Development PCL		1,771,500	2,110,034
Home Product Center PCL (For. Reg.)		4,140,447	1,729,718
Indorama Ventures PCL (For. Reg.)		1,238,300	1,083,698
Intouch Holdings PCL (For. Reg.)		1,543,000	2,529,902
IRPC PCL (For. Reg.)		8,611,500	705,375
Kasikornbank PCL		92,000	241,881
Kasikornbank PCL (For. Reg.)		1,129,000	2,968,305
Krung Thai Bank PCL (For. Reg.)		2,475,475	832,675
Land & House PCL		2,351,500	531,686
Land & House PCL (For. Reg.)		4,704,000	1,063,598
Minor International PCL:
warrants 9/30/21 (b)		45,263	3,120
(For. Reg.)		1,891,970	1,223,432
Muangthai Leasing PCL		363,991	529,812
Osotspa PCL		542,300	690,344
PTT Exploration and Production PCL (For. Reg.)		942,951	2,435,466
PTT Global Chemical PCL		454,300	523,278
PTT Global Chemical PCL (For. Reg.)		1,446,886	1,666,572
PTT PCL (For. Reg.)		7,728,600	8,443,791
Ratchaburi Electric Generating Holding PCL (For. Reg.)		380,100	777,874
Siam Cement PCL		71,600	761,036
Siam Cement PCL (For. Reg.)		521,650	5,544,616
Siam Commercial Bank PCL (For. Reg.)		563,900	1,178,482
Srisawad Corp. PCL		460,900	762,317
Thai Oil PCL (For. Reg.)		931,800	1,166,380
Thai Union Frozen Products PCL (For. Reg.)		2,237,100	903,055
TMB Bank PCL (For. Reg.)		14,197,991	416,502
Total Access Communication PCL (For. Reg.)		433,800	561,729
True Corp. PCL (For. Reg.)		7,069,135	722,045

TOTAL THAILAND			83,447,130

Turkey - 0.1%
Akbank TAS (b)		1,987,158	1,674,563
Anadolu Efes Biracilik Ve Malt Sanayii A/S		127,526	335,350
Arcelik A/S		133,252	312,659
Aselsan A/S		204,059	792,354
Bim Birlesik Magazalar A/S JSC		282,934	2,240,560
Eregli Demir ve Celik Fabrikalari T.A.S.		976,134	1,129,827
Ford Otomotiv Sanayi A/S		42,117	381,430
Haci Omer Sabanci Holding A/S		551,482	645,414
Koc Holding A/S		508,491	1,115,996
TAV Havalimanlari Holding A/S		143,068	372,536
Tupras Turkiye Petrol Rafinerileri A/S		78,423	1,018,787
Turk Hava Yollari AO (b)		334,279	511,259
Turkcell Iletisim Hizmet A/S		800,732	1,598,142
Turkiye Garanti Bankasi A/S (b)		1,460,657	1,742,883
Turkiye Is Bankasi A/S Series C (b)		896,622	634,992

TOTAL TURKEY			14,506,752

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		1,990,698	2,406,300
Aldar Properties PJSC (b)		2,766,057	1,370,547
DP World Ltd.		114,081	1,824,155
Dubai Islamic Bank Pakistan Ltd. (b)		1,024,093	1,023,215
Emaar Malls Group PJSC (b)		1,547,179	543,365
Emaar Properties PJSC		2,336,576	1,736,616
Emirates Telecommunications Corp.		1,211,617	5,112,795
National Bank of Abu Dhabi PJSC (b)		2,005,867	6,334,633

TOTAL UNITED ARAB EMIRATES			20,351,626

United Kingdom - 8.4%
3i Group PLC		660,062	6,517,769
Admiral Group PLC		128,785	3,779,370
Anglo American PLC (United Kingdom)		715,829	12,759,254
Antofagasta PLC		263,264	2,695,754
Ashtead Group PLC		309,637	8,482,235
Associated British Foods PLC		238,829	5,692,737
AstraZeneca PLC (United Kingdom)		906,792	94,843,281
Auto Trader Group PLC (c)		663,600	3,820,018
Aveva Group PLC		60,436	2,717,453
Aviva PLC		2,712,100	8,201,738
BAE Systems PLC		2,199,593	14,029,960
Barclays PLC		12,002,457	16,026,895
Barratt Developments PLC		721,777	4,718,116
Berkeley Group Holdings PLC		84,614	4,457,879
BHP Billiton PLC		1,463,289	24,561,273
BP PLC		10,412,840	41,030,936
BP PLC sponsored ADR		606,912	14,444,506
British American Tobacco PLC (United Kingdom)		1,587,242	61,179,050
British Land Co. PLC		595,509	3,037,840
BT Group PLC		5,699,167	8,330,186
Bunzl PLC		235,986	5,134,551
Burberry Group PLC		272,830	4,737,292
Carnival PLC		100,543	1,385,506
Centrica PLC		4,009,019	2,005,140
Coca-Cola European Partners PLC		156,120	6,188,597
Compass Group PLC		1,102,696	18,555,517
Croda International PLC		89,247	5,487,690
Diageo PLC		1,622,652	55,867,669
Direct Line Insurance Group PLC		920,340	3,158,733
easyJet PLC		96,081	729,957
Evraz PLC		353,659	1,181,290
G4S PLC (United Kingdom)		965,991	1,328,599
GlaxoSmithKline PLC		3,446,448	71,901,855
Halma PLC		256,209	6,744,330
Hargreaves Lansdown PLC		225,253	4,086,787
HSBC Holdings PLC (United Kingdom)		14,029,218	72,109,661
Imperial Brands PLC		662,663	14,013,338
Informa PLC		837,706	4,627,372
InterContinental Hotel Group PLC		116,685	5,315,318
Intertek Group PLC		109,446	6,547,744
ITV PLC		2,666,209	2,568,939
J Sainsbury PLC		1,161,201	2,897,277
John David Group PLC		299,649	1,997,998
Johnson Matthey PLC		131,437	3,298,482
Kingfisher PLC		1,409,344	2,795,849
Land Securities Group PLC		471,786	3,933,700
Legal & General Group PLC		4,137,014	10,660,824
Lloyds Banking Group PLC		48,523,174	19,632,896
London Stock Exchange Group PLC		215,360	20,224,096
M&G PLC		1,820,423	3,032,258
Marks & Spencer Group PLC		1,337,416	1,558,181
Meggitt PLC		567,057	1,994,784
Melrose Industries PLC		3,407,548	4,282,365
Micro Focus International PLC		216,020	1,280,737
Mondi PLC		158,564	2,815,930
Mondi PLC		274,124	4,884,906
National Grid PLC		2,395,469	28,173,616
Next PLC		95,202	5,666,801
NMC Health PLC		75,611	25,700
Ocado Group PLC (b)		307,323	6,210,591
Pearson PLC		310,999	1,793,422
Pearson PLC sponsored ADR (a)		212,236	1,243,703
Persimmon PLC		224,673	6,239,613
Prudential PLC		1,796,315	25,341,367
Reckitt Benckiser Group PLC		488,750	40,712,759
RELX PLC (London Stock Exchange)		1,336,131	30,232,526
Rentokil Initial PLC		1,284,900	7,644,660
Rio Tinto PLC		778,054	36,116,227
Rolls-Royce Holdings PLC		1,225,569	5,072,574
Royal Bank of Scotland Group PLC		3,265,723	4,556,049
Royal Dutch Shell PLC:
Class A (United Kingdom)		2,885,325	47,504,756
Class B (United Kingdom)		2,594,787	41,539,045
RSA Insurance Group PLC		918,914	4,180,428
Sage Group PLC		735,695	5,930,290
Schroders PLC		84,093	2,810,988
Scottish & Southern Energy PLC		712,947	11,182,842
Segro PLC		764,624	7,989,412
Severn Trent PLC		154,683	4,656,275
Smith & Nephew PLC		604,584	11,831,166
Smiths Group PLC		367,548	5,742,606
Spirax-Sarco Engineering PLC		49,410	5,431,600
St. James's Place Capital PLC		378,734	4,061,310
Standard Chartered PLC (United Kingdom)		1,830,076	9,392,796
Standard Life PLC		1,596,104	4,444,758
Taylor Wimpey PLC		2,213,966	4,100,475
Tesco PLC		6,750,268	19,966,073
The Weir Group PLC		186,805	2,245,991
Unilever PLC		766,656	39,476,790
United Utilities Group PLC		451,314	5,128,375
Vodafone Group PLC		13,686,877	19,307,736
Vodafone Group PLC sponsored ADR		476,079	6,731,757
Whitbread PLC		92,075	3,455,860
WM Morrison Supermarkets PLC		1,635,029	3,768,554

TOTAL UNITED KINGDOM			1,190,201,909

United States of America - 0.1%
Luckin Coffee, Inc. ADR (a)(d)		52,754	231,590
NICE Systems Ltd. sponsored ADR (b)		13,349	2,193,241
Ovintiv, Inc.		161,804	1,011,311
Southern Copper Corp. (a)		55,841	1,811,482
Yum China Holdings, Inc.		243,942	11,821,429

TOTAL UNITED STATES OF AMERICA			17,069,053

TOTAL COMMON STOCKS
(Cost $13,744,709,282)			12,616,581,150

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Ambev SA sponsored ADR		855,318	1,838,934
Banco Bradesco SA:
(PN)		2,187,951	7,705,045
(PN) sponsored ADR		1,334,553	4,697,627
Brasil Foods SA sponsored ADR (b)		134,762	482,448
Braskem SA (PN-A)		129,400	503,046
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		173,642	888,982
Companhia Energetica de Minas Gerais (CEMIG) (PN)		584,565	1,023,384
Gerdau SA		815,850	1,761,356
Itau Unibanco Holding SA		2,277,061	9,534,688
Itau Unibanco Holding SA sponsored ADR		1,067,998	4,496,272
Itausa-Investimentos Itau SA (PN)		3,057,407	5,060,163
Lojas Americanas SA (PN)		533,765	2,442,133
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		1,847,340	6,131,868
(PN) sponsored ADR (non-vtg.)		911,924	6,082,533
sponsored ADR		109,587	757,246
Telefonica Brasil SA		309,340	2,596,843

TOTAL BRAZIL			56,002,568

Chile - 0.0%
Embotelladora Andina SA Class B		245,535	586,414
Sociedad Quimica y Minera de Chile SA (PN-B)		81,516	1,938,068

TOTAL CHILE			2,524,482

Colombia - 0.0%
Bancolombia SA (PN)		356,897	2,333,037
Grupo Aval Acciones y Valores SA		2,671,310	570,158

TOTAL COLOMBIA			2,903,195

France - 0.1%
Air Liquide SA (b)		41,793	5,309,983
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		59,529	2,819,450
Fuchs Petrolub AG		47,119	1,827,066
Henkel AG & Co. KGaA		121,005	10,746,174
Porsche Automobil Holding SE (Germany)		110,805	5,594,962
Sartorius AG (non-vtg.)		24,588	6,919,414
Volkswagen AG		130,508	18,337,664

TOTAL GERMANY			46,244,730

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		4,151,283	1,653,173
Korea (South) - 0.2%
AMOREPACIFIC Corp.		4,740	244,249
Hyundai Motor Co.		33,791	1,582,684
Hyundai Motor Co. Series 2		15,910	767,448
LG Chemical Ltd.		7,920	1,124,593
LG Household & Health Care Ltd.		831	496,614
Samsung Electronics Co. Ltd.		591,041	20,555,367

TOTAL KOREA (SOUTH)			24,770,955

Russia - 0.0%
AK Transneft OAO		335	614,637
Surgutneftegas OJSC		5,118,617	2,504,773

TOTAL RUSSIA			3,119,410

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $198,716,786)			142,528,496
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	38,879
		Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.16% (g)		910,425,092	910,698,219
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)		223,054,757	223,077,062
TOTAL MONEY MARKET FUNDS
(Cost $1,133,692,629)			1,133,775,281
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $15,077,165,378)			13,892,923,806
NET OTHER ASSETS (LIABILITIES) - 1.6%			223,949,580
NET ASSETS - 100%			$14,116,873,386

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10,842	June 2020	$888,122,430	$94,729,512	$94,729,512
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8,398	June 2020	380,387,410	32,295,992	32,295,992
TME S&P/TSX 60 Index Contracts (Canada)	716	June 2020	91,375,581	9,114,477	9,114,477
TOTAL FUTURES CONTRACTS					$136,139,981

The notional amount of futures purchased as a percentage of Net Assets is 9.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $968,760,098.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,405,345 or 1.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,994,696
Fidelity Securities Lending Cash Central Fund	1,101,809
Total	$5,096,505

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$946,353,895	$258,899,794	$687,454,101	$--
Consumer Discretionary	1,529,548,752	733,841,632	795,465,060	242,060
Consumer Staples	1,314,652,872	342,484,267	972,142,655	25,950
Energy	659,434,262	244,629,540	414,804,722	--
Financials	2,391,189,038	888,364,989	1,502,808,752	15,297
Health Care	1,360,010,611	396,123,362	963,887,249	--
Industrials	1,449,248,109	494,850,408	954,397,701	--
Information Technology	1,331,975,694	529,738,145	802,235,962	1,587
Materials	932,577,273	378,074,725	554,502,548	--
Real Estate	383,650,604	119,195,975	264,294,206	160,423
Utilities	460,468,536	199,679,578	260,788,956	2
Corporate Bonds	38,879	--	38,879	--
Money Market Funds	1,133,775,281	1,133,775,281	--	--
Total Investments in Securities:	$13,892,923,806	$5,719,657,696	$8,172,820,791	$445,319
Derivative Instruments:
Assets
Futures Contracts	$136,139,981	$136,139,981	$--	$--
Total Assets	$136,139,981	$136,139,981	$--	$--
Total Derivative Instruments:	$136,139,981	$136,139,981	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$136,139,981	$0
Total Equity Risk	136,139,981	0
Total Value of Derivatives	$136,139,981	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $208,525,021) — See accompanying schedule: Unaffiliated issuers (cost $13,943,472,749)	$12,759,148,525
Fidelity Central Funds (cost $1,133,692,629)	1,133,775,281
Total Investment in Securities (cost $15,077,165,378)		$13,892,923,806
Segregated cash with brokers for derivative instruments		132,713,107
Cash		41,182
Foreign currency held at value (cost $34,024,316)		34,053,926
Receivable for fund shares sold		343,046,349
Dividends receivable		50,659,490
Interest receivable		27
Distributions receivable from Fidelity Central Funds		357,429
Receivable from investment adviser for expense reductions		64,509
Other receivables		11,192
Total assets		14,453,871,017
Liabilities
Payable for investments purchased
Regular delivery	$84,594,573
Delayed delivery	168,275
Payable for fund shares redeemed	5,671,206
Payable for daily variation margin on futures contracts	22,578,447
Other payables and accrued expenses	888,188
Collateral on securities loaned	223,096,942
Total liabilities		336,997,631
Net Assets		$14,116,873,386
Net Assets consist of:
Paid in capital		$15,572,966,758
Total accumulated earnings (loss)		(1,456,093,372)
Net Assets		$14,116,873,386
Net Asset Value, offering price and redemption price per share ($14,116,873,386 ÷ 1,304,405,578 shares)		$10.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$164,862,230
Interest		178,523
Income from Fidelity Central Funds (including $1,101,809 from security lending)		5,096,505
Income before foreign taxes withheld		170,137,258
Less foreign taxes withheld		(16,531,134)
Total income		153,606,124
Expenses
Custodian fees and expenses	$1,430,769
Independent trustees' fees and expenses	22,553
Commitment fees	16,227
Total expenses before reductions	1,469,549
Expense reductions	(491,456)
Total expenses after reductions		978,093
Net investment income (loss)		152,628,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(56,806,637)
Fidelity Central Funds	(10,622)
Foreign currency transactions	(5,372,004)
Futures contracts	(336,085,000)
Total net realized gain (loss)		(398,274,263)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,463,964)	(1,922,668,242)
Fidelity Central Funds	82,245
Assets and liabilities in foreign currencies	(74,676)
Futures contracts	126,370,662
Total change in net unrealized appreciation (depreciation)		(1,796,290,011)
Net gain (loss)		(2,194,564,274)
Net increase (decrease) in net assets resulting from operations		$(2,041,936,243)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,628,031	$248,923,717
Net realized gain (loss)	(398,274,263)	(6,948,205)
Change in net unrealized appreciation (depreciation)	(1,796,290,011)	661,419,837
Net increase (decrease) in net assets resulting from operations	(2,041,936,243)	903,395,349
Distributions to shareholders	(282,158,115)	(162,270,724)
Share transactions
Proceeds from sales of shares	4,403,723,972	5,751,733,918
Reinvestment of distributions	282,158,115	162,270,722
Cost of shares redeemed	(311,499,599)	(535,268,971)
Net increase (decrease) in net assets resulting from share transactions	4,374,382,488	5,378,735,669
Total increase (decrease) in net assets	2,050,288,130	6,119,860,294
Net Assets
Beginning of period	12,066,585,256	5,946,724,962
End of period	$14,116,873,386	$12,066,585,256
Other Information
Shares
Sold	366,025,872	470,239,752
Issued in reinvestment of distributions	21,771,460	14,436,897
Redeemed	(27,736,011)	(44,169,493)
Net increase (decrease)	360,061,321	440,507,156

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.78	$11.80	$13.22	$10.95	$11.15	$12.16
Income from Investment Operations
Net investment income (loss)A	.14	.40	.37	.33	.30	.31
Net realized and unrealized gain (loss)	(1.82)	.90	(1.46)	2.21	(.23)	(.96)
Total from investment operations	(1.68)	1.30	(1.09)	2.54	.07	(.65)
Distributions from net investment income	(.26)	(.32)	(.31)	(.27)	(.27)	(.35)
Distributions from net realized gain	(.01)	–	(.02)	(.01)	–	(.01)
Total distributions	(.28)B	(.32)	(.33)	(.27)C	(.27)	(.36)
Net asset value, end of period	$10.82	$12.78	$11.80	$13.22	$10.95	$11.15
Total ReturnD,E	(13.53)%	11.36%	(8.48)%	23.84%	.71%	(5.53)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.04%	.06%	.06%	.16%	.20%
Expenses net of fee waivers, if any	.01%H	.04%	.06%	.06%	.16%	.20%
Expenses net of all reductions	.01%H	.04%	.06%	.06%	.16%	.20%
Net investment income (loss)	2.27%H	3.27%	2.82%	2.74%	2.84%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$14,116,873	$12,066,585	$5,946,725	$4,997,008	$3,638,463	$2,998,297
Portfolio turnover rateI	3%H	3%J	2%	4%	1%	2%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.012 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,510,498,507
Gross unrealized depreciation	(2,639,283,644)
Net unrealized appreciation (depreciation)	$(1,128,785,137)
Tax cost	$15,157,848,924

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(27,725,210)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	3,320,394,661	173,299,080

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $811,648,495 in exchange for 65,088,091 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Global ex U.S. Index Fund	$16,227

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $14,849. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3,075 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $489,411.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,045.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.01%	$1,000.00	$864.70	$.05
Hypothetical-C		$1,000.00	$1,024.81	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SGX-SANN-0620
1.899282.110

Fidelity® Emerging Markets Index Fund

Fidelity® Global ex U.S. Index Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

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Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	6.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.8
China Construction Bank Corp. (H Shares) (China, Banks)	1.5
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.3
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.2
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	0.9
28.2

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	20.5
Information Technology	17.2
Consumer Discretionary	15.2
Communication Services	13.3
Materials	7.0
Consumer Staples	6.5
Energy	6.2
Industrials	4.5
Health Care	3.7
Real Estate	2.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Cayman Islands	21.9%
China	13.6%
Taiwan	12.6%
Korea (South)	11.8%
India	8.3%
Brazil	4.7%
South Africa	3.7%
Russia	3.2%
Hong Kong	3.0%
Other*	17.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.2
Short-Term Investments and Net Other Assets (Liabilities)	(0.2)

Fidelity® Emerging Markets Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
		Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR		23,838	$388,798
Grupo Financiero Galicia SA sponsored ADR		53,225	378,962
Telecom Argentina SA Class B sponsored ADR		46,466	319,221
YPF SA Class D sponsored ADR		90,061	345,834

TOTAL ARGENTINA			1,432,815

Bailiwick of Jersey - 0.1%
Polymetal International PLC		111,313	2,290,182
Belgium - 0.0%
Titan Cement International Trading SA		17,611	244,712
Titan Cement International Trading SA		4,887	67,585

TOTAL BELGIUM			312,297

Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)		1,900,000	4,544,816
Alibaba Pictures Group Ltd. (a)		7,830,000	1,048,722
Beijing Enterprises Water Group Ltd.		2,576,000	999,621
Brilliance China Automotive Holdings Ltd.		1,620,000	1,498,886
China Gas Holdings Ltd.		1,369,000	4,981,433
China Resource Gas Group Ltd.		468,000	2,630,316
Cosco Shipping Ports Ltd.		931,680	496,355
Credicorp Ltd.		4,744	710,414
Credicorp Ltd. (United States)		30,641	4,566,122
GOME Electrical Appliances Holdings Ltd. (a)		5,285,802	613,653
Haier Electronics Group Co. Ltd.		663,000	1,825,964
Kunlun Energy Co. Ltd.		1,848,000	1,203,964
Luye Pharma Group Ltd. (b)		623,000	302,514
Nine Dragons Paper (Holdings) Ltd.		895,000	856,267
Shenzhen International Holdings Ltd.		524,573	1,013,848

TOTAL BERMUDA			27,292,895

Brazil - 3.4%
Ambev SA		2,479,000	5,169,617
Atacadao Distribuicao Comercio e Industria Ltda		215,800	793,689
B2W Companhia Global do Varejo (a)		111,187	1,497,719
Banco Bradesco SA		674,931	2,179,479
Banco do Brasil SA		455,600	2,387,797
Banco Santander SA (Brasil) unit		218,200	1,083,396
BB Seguridade Participacoes SA		373,300	1,822,600
BM&F BOVESPA SA		1,087,014	7,680,001
BR Malls Participacoes SA		410,195	757,343
Brasil Foods SA (a)		302,500	1,078,629
BTG Pactual Participations Ltd. unit		122,200	950,562
CCR SA		645,200	1,465,312
Centrais Eletricas Brasileiras SA (Electrobras)		166,865	744,125
Cielo SA		646,314	482,546
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		85,900	1,046,047
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		179,000	1,319,318
Companhia Siderurgica Nacional SA (CSN)		337,600	556,262
Cosan SA Industria e Comercio		84,000	932,080
Drogasil SA		121,300	2,337,265
Embraer SA (a)		375,200	596,826
Energisa SA unit		90,000	723,257
ENGIE Brasil Energia SA		108,150	778,026
Equatorial Energia SA		455,200	1,534,382
Hapvida Participacoes e Investimentos SA (b)		118,100	1,138,889
Hypermarcas SA		202,000	1,080,226
IRB Brasil Resseguros SA		373,600	702,145
Itausa-Investimentos Itau SA		5,812	11,372
JBS SA		569,400	2,496,275
Klabin SA unit		366,700	1,201,002
Kroton Educacional SA		938,974	956,604
Localiza Rent A Car SA		318,449	2,002,201
Lojas Renner SA		417,259	2,945,728
Magazine Luiza SA		385,331	3,521,755
Multiplan Empreendimentos Imobiliarios SA		148,158	569,157
Natura & Co. Holding SA		347,366	2,268,972
Notre Dame Intermedica Participacoes SA		252,500	2,545,013
Petrobras Distribuidora SA		363,900	1,306,932
Petroleo Brasileiro SA - Petrobras (ON)		1,953,197	6,698,748
Porto Seguro SA		52,400	436,418
Rumo SA (a)		572,100	2,082,028
Sul America SA unit		153,474	1,262,980
Suzano Papel e Celulose SA		291,055	2,109,358
TIM Participacoes SA		455,100	1,067,889
Ultrapar Participacoes SA		385,900	1,028,991
Vale SA (a)		1,670,084	13,777,371
Weg SA		440,832	3,237,800

TOTAL BRAZIL			92,364,132

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(b)(c)		376,000	28,373
Cayman Islands - 21.9%
3SBio, Inc. (a)(b)		702,000	711,699
51job, Inc. sponsored ADR (a)		14,291	856,603
58.com, Inc. ADR (a)		50,009	2,597,968
AAC Technology Holdings, Inc.		379,500	1,794,881
Agile Property Holdings Ltd.		710,000	798,586
Airtac International Group		65,000	1,243,376
Alibaba Group Holding Ltd. sponsored ADR (a)		916,426	185,732,036
Anta Sports Products Ltd.		567,000	4,828,594
Autohome, Inc. ADR Class A (d)		31,083	2,553,468
Baidu.com, Inc. sponsored ADR (a)		144,527	14,587,110
Baozun, Inc. sponsored ADR (a)(d)		23,367	744,005
Best, Inc. ADR (a)		107,055	574,885
Bosideng International Holdings Ltd.		1,730,000	469,031
Chailease Holding Co. Ltd.		634,850	2,407,694
China Aoyuan Group Ltd.		626,000	735,507
China Conch Venture Holdings Ltd.		850,500	4,066,561
China East Education Holdings Ltd. (b)		280,000	449,862
China Education Group Holdings Ltd.		305,000	511,836
China Hongqiao Group Ltd.		956,000	471,263
China Huishan Dairy Holdings Co. Ltd. (a)(c)		888,000	24,054
China Liansu Group Holdings Ltd.		576,000	825,391
China Literature Ltd. (a)(b)		135,000	602,626
China Medical System Holdings Ltd.		724,000	852,272
China Mengniu Dairy Co. Ltd.		1,438,000	5,092,115
China Resources Cement Holdings Ltd.		1,300,000	1,768,917
China Resources Land Ltd.		1,664,744	6,879,066
China State Construction International Holdings Ltd.		1,089,000	844,309
China Zhongwang Holdings Ltd.		939,600	225,854
CIFI Holdings Group Co. Ltd.		1,437,623	1,098,255
Country Garden Holdings Co. Ltd.		3,919,984	5,077,853
Country Garden Services Holdings Co. Ltd.		647,000	2,989,252
Ctrip.com International Ltd. ADR (a)		247,491	6,375,368
Dali Foods Group Co. Ltd. (b)		1,091,000	674,002
ENN Energy Holdings Ltd.		415,000	4,678,072
Evergrande Real Estate Group Ltd. (d)		972,000	1,727,961
Future Land Development Holding Ltd.		1,132,000	1,100,020
GDS Holdings Ltd. ADR (a)(d)		32,832	1,881,930
Geely Automobile Holdings Ltd.		2,638,000	4,103,469
Genscript Biotech Corp. (a)		500,000	891,702
Greentown Service Group Co. Ltd.		584,000	768,555
Haidilao International Holding Ltd. (b)(d)		191,000	827,742
Haitian International Holdings Ltd.		339,000	599,808
Hansoh Pharmaceutical Group Co. Ltd. (b)		278,000	1,073,435
Hengan International Group Co. Ltd.		376,000	3,343,750
Huazhu Group Ltd. ADR		70,175	2,527,002
Hutchison China Meditech Ltd. sponsored ADR (a)		31,731	682,534
HUYA, Inc. ADR (a)		32,940	534,616
Innovent Biologics, Inc.(a)(b)		495,500	2,440,231
iQIYI, Inc. ADR (a)(d)		67,464	1,144,864
JD.com, Inc. sponsored ADR (a)		388,982	16,765,124
Kaisa Group Holdings Ltd.		1,228,000	469,856
Kingboard Chemical Holdings Ltd.		366,500	894,098
Kingboard Laminates Holdings Ltd.		592,000	572,935
Kingdee International Software Group Co. Ltd.		1,220,000	1,744,813
Kingsoft Corp. Ltd. (a)(d)		438,000	1,504,183
KWG Property Holding Ltd.		660,500	977,074
Lee & Man Paper Manufacturing Ltd.		739,000	453,990
Li Ning Co. Ltd.		1,034,000	3,264,828
Lijun International Pharmaceutical Holding Ltd.		814,000	573,166
Logan Property Holdings Co. Ltd.		710,000	1,119,234
Longfor Properties Co. Ltd. (b)		932,000	4,738,317
Meituan Dianping Class B (a)		535,300	7,167,178
Momo, Inc. ADR		80,558	1,939,837
NetEase, Inc. ADR		37,420	12,908,403
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		74,967	9,570,287
Nexteer Auto Group Ltd.		480,000	246,688
NIO, Inc. sponsored ADR (a)(d)		349,718	1,192,538
Noah Holdings Ltd. sponsored ADR (a)(d)		18,495	513,421
Pinduoduo, Inc. ADR (a)		101,837	4,831,147
Ping An Healthcare and Technology Co. Ltd. (a)(b)		168,900	2,326,766
Semiconductor Manufacturing International Corp. (a)(d)		1,594,200	2,992,221
Shenzhou International Group Holdings Ltd.		394,300	4,550,868
Shimao Property Holdings Ltd.		608,000	2,471,445
Shui On Land Ltd.		1,715,000	303,836
SINA Corp. (a)		33,779	1,140,717
Sino Biopharmaceutical Ltd.		3,639,000	5,304,204
SOHO China Ltd.		1,106,500	530,207
Sunac China Holdings Ltd.		1,273,000	5,694,454
Sunny Optical Technology Group Co. Ltd.		375,300	5,226,251
TAL Education Group ADR (a)		202,841	10,991,954
Tencent Holdings Ltd.		3,022,600	158,896,383
Tencent Music Entertainment Group ADR (a)		49,439	564,099
Tingyi (Cayman Islands) Holding Corp.		1,046,000	1,856,755
Topsports International Holdings Ltd. (b)		677,000	855,838
Towngas China Co. Ltd.		564,506	283,765
Uni-President China Holdings Ltd.		682,000	684,686
Vipshop Holdings Ltd. ADR (a)		231,519	3,688,098
Want Want China Holdings Ltd.		2,631,000	1,875,224
Weibo Corp. sponsored ADR (a)(d)		29,722	1,115,467
Wuxi Biologics (Cayman), Inc. (a)(b)		409,500	6,374,450
Xiaomi Corp. Class B (a)(b)		5,497,000	7,209,837
Xinyi Solar Holdings Ltd.		2,160,560	1,371,202
Yihai International Holding Ltd.		250,000	1,992,222
Yuzhou Properties Co.		882,701	376,061
YY, Inc. ADR (a)		31,002	1,889,882
Zai Lab Ltd. ADR (a)		19,713	1,236,399
Zhen Ding Technology Holding Ltd.		291,000	1,042,325
Zhenro Properties Group Ltd. (d)		817,000	524,050
Zhongsheng Group Holdings Ltd. Class H		300,500	1,206,121
ZTO Express (Cayman), Inc. sponsored ADR		167,295	4,978,699

TOTAL CAYMAN ISLANDS			598,791,593

Chile - 0.6%
Aguas Andinas SA		1,339,687	449,290
Banco de Chile (a)		23,335,574	2,057,130
Banco de Credito e Inversiones		26,700	991,312
Banco Santander Chile		35,279,821	1,514,890
Cencosud SA		783,261	947,531
Colbun SA		4,244,047	622,704
Compania Cervecerias Unidas SA		82,337	591,714
Compania de Petroleos de Chile SA (COPEC)		209,097	1,306,825
CorpBanca SA		81,923,787	231,867
Empresa Nacional de Telecomunicaciones SA (ENTEL)		84,033	508,284
Empresas CMPC SA		615,803	1,327,565
Enel Chile SA		14,847,261	1,209,085
Enersis SA		19,824,941	3,253,104
LATAM Airlines Group SA		121,133	457,749
S.A.C.I. Falabella		408,988	1,116,891
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		6,196	141,269

TOTAL CHILE			16,727,210

China - 13.6%
A-Living Services Co. Ltd. (H Shares) (b)		229,250	1,267,270
Accelink Technologies Co. Ltd. (A Shares)		13,200	54,859
AECC Aero-Engine Control Co. Ltd. (A Shares)		38,200	69,536
Agricultural Bank of China Ltd.:
(A Shares)		1,680,500	820,309
(H Shares)		16,331,000	6,793,403
Aier Eye Hospital Group Co. Ltd. (A Shares)		94,770	586,565
Air China Ltd.:
(A Shares)		130,500	132,238
(H Shares)		930,000	663,115
Aisino Co. Ltd. (A Shares)		68,800	165,299
Aluminum Corp. of China Ltd.:
(A shares) (a)		558,300	223,957
(H Shares) (a)		1,808,000	380,524
Angel Yeast Co. Ltd. (A Shares)		26,500	138,170
Anhui Conch Cement Co. Ltd.:
(A Shares)		84,800	710,014
(H Shares)		698,000	5,503,996
Anhui Gujing Distillery Co. Ltd. (A Shares)		11,900	224,866
Anhui Kouzi Distillery Co. Ltd. (A Shares)		19,200	111,225
Anxin Trust Co. Ltd. (A Shares) (a)(c)		186,700	66,091
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		7,100	186,740
Autobio Diagnostics Co. Ltd.		8,800	166,157
AVIC Aircraft Co. Ltd. (A Shares)		87,700	216,777
AVIC Aviation Engine Corp. PLC (A Shares)		72,400	251,473
AVIC Capital Co. Ltd. (A Shares)		221,100	121,629
AVIC Electromechanical Systems Co. Ltd. (A Shares)		121,900	141,550
AVIC Jonhon OptronicTechnology Co. Ltd.		34,700	174,397
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)		31,100	146,258
AviChina Industry & Technology Co. Ltd. (H Shares)		1,373,000	541,886
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)		83,600	63,821
Baic Motor Corp. Ltd. (H Shares) (b)		912,500	399,210
Bank Communications Co. Ltd.:
(H Shares)		5,241,000	3,321,255
Class A		746,800	545,332
Bank of Beijing Co. Ltd. (A Shares)		686,880	481,810
Bank of Chengdu Co. Ltd. Class A		130,200	141,969
Bank of China Ltd.:
(A Shares)		361,700	177,529
(H Shares)		42,974,000	16,360,336
Bank of Guiyang Co. Ltd. (A Shares)		115,420	128,253
Bank of Hangzhou Co. Ltd. (A Shares)		175,520	204,145
Bank of Jiangsu Co. Ltd. (A Shares)		378,100	321,856
Bank of Nanjing Co. Ltd. (A Shares)		252,500	273,089
Bank of Ningbo Co. Ltd. (A Shares)		173,000	631,106
Bank of Shanghai Co. Ltd. (A Shares)		450,677	518,778
Baoshan Iron & Steel Co. Ltd. (A Shares)		584,600	400,159
BBMG Corp.:
(A Shares)		118,700	53,772
(H Shares)		1,498,000	378,721
Beijing Capital Development Co. Ltd. (A Shares)		88,800	82,811
Beijing Capital International Airport Co. Ltd. (H Shares)		908,000	608,378
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		136,900	174,346
Beijing Enlight Media Co. Ltd. (A Shares)		93,800	139,875
Beijing New Building Materials PLC (A Shares)		54,300	194,192
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		46,600	251,163
Beijing Originwater Technology Co. Ltd. (A Shares)		109,700	146,315
Beijing Sanju Environmental Protection and New Material Co. Ltd. (A Shares)		84,300	49,160
Beijing Shiji Information Technology Co. Ltd. (A Shares)		29,400	126,051
Beijing Shunxin Agriculture Co. Ltd.		23,000	175,299
Beijing Sinnet Technology Co. Ltd. (A Shares)		50,700	193,084
Beijing SL Pharmaceutical Co. Ltd. (A Shares)		41,300	64,272
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		33,300	159,053
Beijing Tongrentang Co. Ltd. (A Shares)		46,600	168,571
Beijing Yanjing Brewery Co. Ltd. (A Shares)		104,400	87,567
Betta Pharmaceuticals Co. Ltd. (A Shares)		12,400	163,126
BGI Genomics Co. Ltd.		13,200	193,713
BOE Technology Group Co. Ltd. (A Shares)		1,064,700	557,842
Bohai Leasing Co. Ltd. (A shares) (a)		147,000	56,373
BTG Hotels Group Co. Ltd.		14,600	33,378
By-Health Co. Ltd. (A Shares)		54,400	142,540
BYD Co. Ltd.:
(A Shares)		49,700	415,102
(H Shares) (d)		354,500	2,204,585
Caitong Securities Co. Ltd.		124,300	164,692
Centre Testing International Group Co. Ltd. (A Shares)		3,500	8,358
CGN Power Co. Ltd. (H Shares) (b)		5,653,000	1,422,009
Changchun High & New Technology Industry Group, Inc. (A Shares)		5,100	423,886
Changjiang Securities Co. Ltd. (A Shares)		195,300	173,517
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		9,100	126,509
Chaozhou Three-Circle Group Co. (A Shares)		62,200	180,791
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		23,200	124,668
Chengdu Xingrong Environment Co. Ltd. (A Shares)		122,700	83,585
China Aerospace Times Electronics Co. Ltd. (A Shares) (a)		96,800	88,662
China Avionics Systems Co. Ltd. (A Shares)		50,600	98,930
China Cinda Asset Management Co. Ltd. (H Shares)		4,856,000	941,176
China CITIC Bank Corp. Ltd.:
(A Shares)		212,900	155,871
(H Shares)		4,695,000	2,293,669
China Coal Energy Co. Ltd. (H Shares)		1,220,000	326,395
China Communications Construction Co. Ltd.:
(A Shares)		34,000	38,270
(H Shares)		2,458,000	1,652,132
China Communications Services Corp. Ltd. (H Shares)		1,292,000	920,954
China Construction Bank Corp.:
(A Shares)		396,900	359,707
(H Shares)		50,623,000	40,633,242
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)		343,700	210,829
(H Shares) (a)		610,000	247,910
China Enterprise Co. Ltd. (A Shares)		165,100	98,570
China Everbright Bank Co. Ltd.:
(A Shares)		1,611,000	846,449
(H Shares)		1,274,000	540,626
China Film Co. Ltd. (A Shares)		55,300	102,974
China Fortune Land Development Co. Ltd. (A Shares)		95,800	321,244
China Galaxy Securities Co. Ltd. (H Shares)		1,946,500	988,436
China Gezhouba Group Co. Ltd. (A Shares)		162,300	148,275
China Grand Automotive Services Co. Ltd. (A Shares)		295,700	143,499
China Greatwall Technology Group Co. Ltd. (A Shares)		90,300	149,473
China Huarong Asset Management Co. Ltd. (b)		5,463,000	608,878
China International Capital Corp. Ltd. (H Shares) (b)		726,800	1,116,152
China International Marine Containers Group Co. Ltd.		52,000	54,327
China International Travel Service Corp. Ltd. (A Shares)		60,400	773,141
China Jushi Co. Ltd. (A Shares)		114,100	140,420
China Life Insurance Co. Ltd.		39,900	159,330
China Life Insurance Co. Ltd. (H Shares)		4,022,000	8,577,717
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,674,000	836,715
China Meheco Co. Ltd. (A Shares)		43,500	87,695
China Merchants Bank Co. Ltd.:
(A Shares)		468,400	2,303,558
(H Shares)		2,249,346	10,644,608
China Merchants Energy Shipping Co. Ltd. (A Shares)		187,700	178,827
China Merchants Securities Co. Ltd. (A Shares)		185,100	477,585
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		249,500	597,235
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,399,200	1,160,893
(H Shares)		3,454,040	2,572,916
China Molybdenum Co. Ltd.:
(H Shares)		1,911,000	576,551
Class A		627,300	305,644
China National Accord Medicines Corp. Ltd. (A Shares)		13,100	75,589
China National Building Materials Co. Ltd. (H Shares)		2,042,000	2,550,756
China National Chemical Engineering Co. Ltd. (A Shares)		172,600	149,125
China National Medicines Corp. Ltd. (A Shares)		26,000	113,950
China National Nuclear Power Co. Ltd. (A Shares)		433,600	264,669
China National Software & Service Co. Ltd. (A Shares)		15,300	175,967
China Northern Rare Earth Group High-Tech Co. Ltd.		114,000	145,452
China Oilfield Services Ltd. (H Shares)		830,000	646,499
China Pacific Insurance (Group) Co. Ltd.		120,900	519,754
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,492,200	4,936,843
China Petroleum & Chemical Corp.:
(A Shares)		417,800	262,695
(H Shares)		13,965,000	6,960,333
China Railway Construction Corp. Ltd.:
(A Shares)		336,800	460,719
(H Shares)		1,063,000	1,167,182
China Railway Group Ltd.:
(A Shares)		688,700	566,175
(H Shares)		1,913,000	1,143,836
China Railway Hi tech Industry Co. Ltd. (A Shares)		77,700	106,383
China Railway Signal & Communications Corp. (H Shares) (b)		821,000	405,769
China Reinsurance Group Corp. (H Shares)		3,126,000	366,293
China Resources Double Crane Pharmaceutical Co. Ltd.		41,300	73,966
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		31,500	128,236
China Shenhua Energy Co. Ltd.:
(A Shares)		115,200	258,468
(H Shares)		1,815,500	3,216,318
China Shipbuilding Industry Co. (A Shares)		701,300	410,959
China Shipping Development Co. Ltd.:
(A Shares)		39,200	46,685
(H Shares)		798,000	522,415
China South Publishing & Media Group Co. Ltd. (A Shares)		68,200	104,995
China Southern Airlines Ltd.:
(A Shares)		236,600	178,850
(H Shares)		902,000	451,028
China Spacesat Co. Ltd. (A Shares)		38,100	175,526
China State Construction Engineering Corp. Ltd. (A Shares)		1,311,680	962,732
China Telecom Corp. Ltd. (H Shares)		7,430,000	2,566,325
China Tower Corp. Ltd. (H Shares) (b)		22,094,000	4,916,895
China TransInfo Technology Co. Ltd. (A Shares)		39,000	126,976
China United Network Communications Ltd. (A Shares)		965,800	707,323
China Vanke Co. Ltd.:
(A Shares)		377,200	1,413,414
(H Shares)		686,400	2,306,805
China Yangtze Power Co. Ltd. (A Shares)		671,400	1,651,467
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		57,000	96,424
Chongqing Brewery Co. Ltd. (A Shares)		15,200	116,453
Chongqing Changan Automobile Co. Ltd. (A Shares)		124,500	169,848
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		25,800	120,206
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,298,000	566,258
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		42,200	467,788
CITIC Guoan Information Industry Co. Ltd. (A Shares) (a)		149,600	68,030
CITIC Securities Co. Ltd.:
(A Shares)		183,600	606,528
(H Shares)		1,351,000	2,587,828
Contemporary Amperex Technology Co. Ltd.		67,400	1,335,728
COSCO Shipping Development Co. Ltd. (A Shares)		279,000	75,700
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		215,700	108,851
(H Shares) (a)		1,405,500	406,075
CRRC Corp. Ltd.:
(A Shares)		704,800	612,319
(H Shares)		2,359,600	1,249,075
CSC Financial Co. Ltd. (A Shares)		84,800	412,447
Dalian Port (PDA) Co. Ltd. (A Shares)		319,300	77,847
Daqin Railway Co. Ltd. (A Shares)		450,600	456,517
Datang International Power Generation Co. Ltd. (H Shares)		1,722,000	249,116
Dawning Information Industry Co. Ltd. (A Shares)		30,400	205,439
DHC Software Co. Ltd. (A Shares)		103,300	196,232
Dong E-E-Jiao Co. Ltd. (A Shares)		21,600	93,581
Dongfang Electric Corp. Ltd. (A Shares)		99,300	119,706
Dongfeng Motor Group Co. Ltd. (H Shares)		1,452,000	963,056
Dongxing Securities Co. Ltd. (A Shares)		110,100	164,897
East Money Information Co. Ltd. (A Shares)		212,800	540,801
Eve Energy Co. Ltd. (A shares) (a)		29,500	276,108
Everbright Securities Co. Ltd. (A Shares)		135,600	211,719
Fangda Carbon New Material Co. Ltd. (A Shares)		88,744	103,998
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		41,900	186,894
Financial Street Holdings Co. Ltd. (A Shares)		111,500	108,797
First Capital Securities Co. Ltd. (A Shares)		116,500	113,031
Focus Media Information Technology Co. Ltd. (A Shares)		460,720	311,966
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		68,700	1,184,352
Founder Securities Co. Ltd. (A Shares)		278,600	277,025
Foxconn Industrial Internet Co. Ltd. (A Shares)		124,400	255,865
Fujian Sunner Development Co. Ltd. A Shares		32,400	98,742
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		129,300	359,908
(H Shares) (b)		212,400	463,394
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		2,300	122,439
GCL System Integration Technology Co. Ltd. (a)		171,000	60,693
GD Power Development Co. Ltd. (A Shares)		675,400	189,612
GEM Co. Ltd. (A Shares)		139,500	90,438
Gemdale Corp. (A Shares)		148,700	279,177
GF Securities Co. Ltd.:
(A Shares)		190,500	364,647
(H Shares)		749,600	813,406
Giant Network Group Co. Ltd. (A Shares)		42,700	102,267
Gigadevice Semiconductor Beijing, Inc. (A Shares)		9,900	384,141
Glodon Co. Ltd. (A Shares)		37,100	272,114
GoerTek, Inc. (A Shares)		99,800	268,648
Grandjoy Holdings Group Co. Ltd.		108,400	82,212
Great Wall Motor Co. Ltd. (H Shares)		1,671,500	1,117,493
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		93,000	710,487
Greenland Holdings Corp. Ltd. (A Shares)		269,633	213,848
GRG Banking Equipment Co. Ltd. Class A		58,000	105,500
Guangdong Haid Group Co. Ltd. (A Shares)		49,700	302,623
Guangdong HEC Technology Holding Co. Ltd. (A Shares)		94,700	89,592
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)		175,000	226,014
Guanghui Energy Co. Ltd. (A Shares)		247,500	87,863
Guangshen Railway Co. Ltd. (A Shares)		201,400	67,253
Guangzhou Automobile Group Co. Ltd.		64,500	88,820
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,606,000	1,441,076
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		64,500	143,302
Guangzhou Baiyunshan Pharma Health (A Shares)		40,600	175,838
Guangzhou Haige Communications Group (A Shares)		96,700	163,889
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		14,000	136,037
Guangzhou R&F Properties Co. Ltd. (H Shares)		672,800	854,380
Guizhou Bailing Group Pharmaceutical Co. Ltd. (A Shares)		49,000	56,580
Guosen Securities Co. Ltd. (A Shares)		132,900	198,326
Guotai Junan Securities Co. Ltd.:
(A Shares)		261,000	616,934
(H Shares) (b)		421,800	600,366
Guoxuan High Tech Co. Ltd. (A Shares)		39,700	125,593
Guoyuan Securities Co. Ltd. (A Shares)		129,600	147,742
Hafei Aviation Industry Co. Ltd. (A Shares)		19,600	122,167
Haier Smart Home Co. Ltd. (A Shares)		182,400	393,132
Haitong Securities Co. Ltd.:
(A Shares)		144,500	259,582
(H Shares)		1,804,000	1,633,199
Hanergy Mobile Energy Holding (c)		1,618,000	2
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		287,500	1,288,931
Hangzhou Robam Appliances Co. Ltd. (A Shares)		32,000	142,569
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		31,800	63,154
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		22,900	245,123
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		21,600	127,461
Heilan Home Co. Ltd. (A Shares)		104,400	93,942
Heilongjiang Agriculture Co. Ltd. (A Shares)		62,600	150,162
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		84,723	481,043
Hengli Petrochemical Co. Ltd. (A Shares)		180,740	356,975
Hengtong Optic-electric Co. Ltd. (A Shares)		66,780	156,428
Hengyi Petrochemical Co. Ltd. (A Shares)		91,400	157,730
Hesteel Co. Ltd. (A Shares)		349,400	100,937
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		16,600	274,760
Holitech Technology Co. Ltd. (A Shares)		73,500	55,689
Hongfa Technology Co. Ltd. (A Shares)		24,200	110,531
Huaan Securities Co. Ltd. (A Shares)		147,500	148,817
Huadian Power International Corp. Ltd.:
(A Shares)		258,600	133,874
(H Shares)		826,000	287,349
Huadong Medicine Co. Ltd. (A Shares)		56,180	156,909
Hualan Biological Engineer, Inc. (A Shares)		57,460	314,150
Huaneng Power International, Inc.:
(A Shares)		189,600	112,762
(H Shares)		2,088,000	784,971
Huatai Securities Co. Ltd.:
(A Shares)		177,000	447,583
(H Shares) (b)		979,400	1,624,218
HUAXI Securities Co. Ltd.		58,800	83,471
Huaxia Bank Co. Ltd. (A Shares)		431,600	398,811
Huaxin Cement Co. Ltd. (A Shares)		42,100	156,099
Huayu Automotive Systems Co. Ltd. (A Shares)		98,400	279,780
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		162,700	126,079
Hubei Energy Group Co. Ltd. (A Shares)		116,000	60,772
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		27,200	79,234
Hubei Kaile Technology Co. Ltd. (A Shares)		18,200	38,415
Hunan Valin Steel Co. Ltd. (A Shares) (a)		141,100	78,999
Hundsun Technologies, Inc. (A Shares)		25,490	365,484
Hytera Communications Corp. Ltd. (A Shares)		32,800	30,236
iFlytek Co. Ltd. (A Shares)		70,400	326,283
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,409,100	1,026,980
(H Shares)		34,716,000	23,277,402
Industrial Bank Co. Ltd. (A Shares)		636,900	1,485,643
Industrial Securities Co. Ltd. (A Shares)		241,000	203,195
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		188,000	769,743
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		1,440,300	219,290
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		64,000	86,160
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (a)		300,600	121,322
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		203,800	72,476
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		721,988	443,189
Inspur Electronic Information Industry Co. Ltd. (A Shares)		45,696	266,711
Jafron Biomedical Co. Ltd. (A Shares)		13,100	204,335
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		53,900	54,061
Jiangsu Expressway Co. Ltd. (H Shares)		670,000	799,756
Jiangsu Hengli Hydraulic Co. Ltd.		26,900	261,966
Jiangsu Hengrui Medicine Co. Ltd. (A Shares) (a)		134,580	1,747,778
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		39,000	178,363
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		46,700	646,234
Jiangsu Yangnong Chemical Co. Ltd. Class A		10,600	112,062
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		35,400	173,358
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		119,800	135,648
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		107,400	168,700
Jiangxi Copper Co. Ltd.:
(A Shares)		89,200	159,686
(H Shares)		573,000	557,450
Jiangxi Ganfeng Lithium Co. Ltd.		34,900	223,588
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		74,800	194,800
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		47,100	101,230
Jinduicheng Molybdenum Co. Ltd. (A Shares)		90,000	74,719
Jinke Properties Group Co. Ltd. (A Shares)		172,900	192,524
Jinyu Bio-Technology Co. Ltd. (A Shares)		37,200	123,939
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		63,700	111,410
Jointown Pharmaceutical Group (A Shares)		65,300	164,416
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		25,100	166,074
Juewei Food Co. Ltd.		18,600	138,323
Juneyao Airlines Co. Ltd. (A shares) (a)		57,000	78,888
Kweichow Moutai Co. Ltd. (A Shares)		38,200	6,795,366
Laobaixing Pharmacy Chain JSC (A Shares)		9,500	101,331
Legend Holdings Corp.:
(H Shares) (b)		210,100	245,866
rights (a)(c)		12,238	2,052
Lens Technology Co. Ltd. (A Shares)		80,300	201,912
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		58,900	314,249
Leyard Optoelectronic Co. Ltd. (A Shares)		39,100	30,445
Liaoning Chengda Co. Ltd. (A Shares) (a)		54,200	133,753
Livzon Pharmaceutical Group, Inc. (A Shares)		19,900	110,860
Lomon Billions Group Co. Ltd. (A Shares)		66,700	155,400
LONGi Green Energy Technology Co. Ltd.		113,100	488,628
Luxi Chemical Group Co. Ltd.		53,400	58,735
Luxshare Precision Industry Co. Ltd. (A Shares)		163,295	1,075,222
Luzhou Laojiao Co. Ltd. (A Shares)		44,600	493,858
Maanshan Iron & Steel Co. Ltd. (A Shares)		695,100	256,560
Mango Excellent Media Co. Ltd. (A Shares)		46,610	302,334
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		117,060	188,082
Metallurgical Corp. China Ltd.:
(A Shares)		823,400	296,968
(H Shares)		1,152,000	199,937
Muyuan Foodstuff Co. Ltd. (A Shares)		65,000	1,161,871
Nanji E-Commerce Co. Ltd. (A Shares) (a)		79,200	151,961
Nanjing Iron & Steel Co. Ltd.		153,100	68,704
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		18,000	145,457
Nanjing Securities Co. Ltd. (A Shares)		92,000	175,329
NARI Technology Co. Ltd. (A Shares)		142,600	401,910
NAURA Technology Group Co. Ltd.		14,500	305,111
NavInfo Co. Ltd. Class A		63,000	128,840
New China Life Insurance Co. Ltd.		52,400	329,448
New China Life Insurance Co. Ltd. (H Shares)		454,300	1,574,018
Newland Digital Technology Co. Ltd. (A Shares)		20,200	46,542
Ningbo Joyson Electronic Corp. (A shares)		35,900	100,948
Ningbo Zhoushan Port Co. Ltd. Class A		233,200	109,153
Northeast Securities Co. Ltd. (A Shares)		24,500	27,883
O-film Tech Co. Ltd. (A Shares) (a)		87,100	184,219
Oceanwide Holdings Co., Ltd. (A Shares)		134,700	65,876
Offshore Oil Enginering Co. Ltd. (A Shares)		143,700	100,042
Oppein Home Group, Inc. (A Shares)		9,500	141,312
Orient Securities Co. Ltd. (A Shares)		190,900	251,012
Ovctek China, Inc. (A Shares)		12,400	114,168
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		285,800	80,374
People's Insurance Co. of China Group Ltd.:
(A Shares)		158,800	140,859
(H Shares)		4,512,000	1,476,691
Perfect World Co. Ltd. (A Shares)		41,400	274,336
PetroChina Co. Ltd.:
(A Shares)		546,400	342,088
(H Shares)		11,050,000	3,969,068
PICC Property & Casualty Co. Ltd. (H Shares)		3,595,840	3,441,026
Ping An Bank Co. Ltd. (A Shares)		583,500	1,136,845
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		241,100	2,508,492
(H Shares)		3,049,000	31,027,421
Poly Developments & Holdings (A Shares)		367,700	833,490
Postal Savings Bank of China Co. Ltd. (H Shares) (b)		4,238,000	2,532,428
Power Construction Corp. of China Ltd. (A Shares)		442,800	222,216
Qihoo 360 Technology Co. Ltd. (A Shares)		44,600	116,004
Risesun Real Estate Development Co. Ltd. (A Shares)		148,300	168,077
Rongsheng Petrochemical Co. Ltd. (A Shares)		31,300	52,524
SAIC Motor Corp. Ltd. (A Shares)		244,000	645,073
Sanan Optoelectronics Co. Ltd. (A Shares)		126,400	385,281
Sangfor Technologies, Inc.		10,800	290,812
Sansteel Minguang Co. Ltd. (A Shares)		79,600	81,246
Sany Heavy Industry Co. Ltd. (A Shares)		255,100	699,345
SDIC Capital Co. Ltd.		116,800	194,793
SDIC Power Holdings Co. Ltd. (A Shares)		201,500	218,289
Sealand Securities Co. Ltd. (A Shares)		109,000	66,032
Seazen Holdings Co. Ltd. (A Shares)		69,500	307,936
SF Holding Co. Ltd. (A Shares)		51,000	333,051
Shaanxi Coal Industry Co. Ltd. (A Shares)		265,300	281,453
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		38,443	118,419
Shandong Gold Mining Co. Ltd. (A Shares)		79,760	405,340
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		52,800	123,176
Shandong Linglong Tyre Co. Ltd. (A Shares)		40,600	123,530
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		401,700	118,267
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		29,900	96,378
Shandong Sun Paper Industry JSC Ltd. (A Shares)		85,100	99,604
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,064,000	1,616,370
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		214,171	88,930
Shanghai AJ Group Co. Ltd. (A Shares)		9,300	10,304
Shanghai Baosight Software Co. Ltd. (A Shares)		27,100	192,280
Shanghai Construction Group Co. Ltd. (A Shares)		299,000	138,277
Shanghai Electric Group Co. Ltd.:
(A Shares)		349,600	238,643
(H Shares)		1,036,000	318,412
Shanghai Electric Power Co. Ltd. (A Shares)		93,100	96,744
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		39,200	183,874
(H Shares)		308,000	1,163,621
Shanghai International Airport Co. Ltd. (A Shares)		30,100	298,103
Shanghai International Port Group Co. Ltd. (A Shares)		229,000	134,260
Shanghai Jahwa United Co. Ltd. (A Shares)		23,500	106,950
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		9,200	37,792
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		713,576	588,920
Shanghai M&G Stationery, Inc. (A Shares)		29,100	210,090
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		99,400	259,149
(H Shares)		376,600	662,893
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		903,100	1,350,149
Shanghai RAAS Blood Products Co. Ltd. (A Shares) (a)		134,200	158,696
Shanghai Shangling Electric Appliances Co. Ltd. (A Shares)		27,300	56,971
Shanghai Tunnel Engineering Co. Ltd.		71,000	57,043
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (A Shares)		27,600	55,753
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		109,100	117,150
Shanghai Zhangjiang High Ltd. Class A		38,700	72,135
Shanghaioriental Pearl Media Co. Ltd.		138,290	175,031
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		69,000	55,123
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		124,700	116,161
Shanxi Securities Co. Ltd. (A Shares)		115,500	114,282
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		193,600	89,244
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		26,500	398,175
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		125,600	83,587
Shanying International Holdings Co. Ltd. Class A (a)		185,100	78,472
Shenergy Co. Ltd. (A Shares)		166,400	124,306
Shenghe Resources Holding Co. Ltd. (A Shares)		59,200	57,164
Shengyi Technology Co. Ltd.		70,200	317,356
Shennan Circuits Co. Ltd. (A Shares)		10,600	340,825
Shenwan Hongyuan Group Co. Ltd. (A Shares)		766,200	469,549
Shenzhen Airport Co. Ltd. (A Shares)		67,500	78,090
Shenzhen Energy Group Co. Ltd. (A Shares)		117,800	91,039
Shenzhen Expressway Co. Ltd. (H Shares)		398,000	456,327
Shenzhen Goodix Technology Co. Ltd. (A Shares)		11,700	386,146
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		34,900	107,958
Shenzhen Inovance Technology Co. Ltd. (A Shares)		52,600	241,203
Shenzhen Kangtai Biological Products Co. Ltd.		19,700	368,183
Shenzhen Kingdom Sci-Tech Co. Ltd. (A Shares) (a)		16,700	39,468
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		30,500	1,091,190
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		272,800	249,904
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		30,400	79,777
Shenzhen Sunway Communication Co. Ltd. (A Shares) (a)		30,500	174,565
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		138,900	68,102
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		80,000	31,225
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		42,000	172,644
Siasun Robot & Automation Co. Ltd. (A Shares) (a)		57,600	106,284
Sichuan Chuantou Energy Co. Ltd. (A Shares)		143,200	181,393
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)		337,100	64,507
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		45,300	123,215
Sichuan Languang Development Co. Ltd. (A Shares)		102,400	83,332
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		128,100	590,948
Sichuan Swellfun Co. Ltd. (A Shares)		15,300	98,963
Sinochem International Corp. (A Shares)		107,800	74,715
Sinolink Securities Co. Ltd. (A Shares)		76,500	103,618
Sinopec Engineering Group Co. Ltd. (H Shares)		784,000	375,889
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		392,200	220,867
(H Shares)		1,247,000	338,562
Sinopharm Group Co. Ltd. (H Shares)		696,400	1,877,746
Sinotrans Ltd.		70,600	32,311
Sinotrans Ltd. (H Shares)		1,303,000	316,073
Songcheng Performance Development Co. Ltd. (A Shares)		47,100	197,361
Soochow Securities Co. Ltd. (A Shares)		139,750	150,763
Southwest Securities Co. Ltd. (A Shares)		174,700	110,322
Spring Airlines Co. Ltd. (A Shares)		29,787	156,021
Suning.com Co. Ltd. (A Shares)		300,600	355,666
Sunwoda Electronic Co. Ltd. (A Shares)		48,600	97,317
Suofeiya Home Collection Co. Ltd. (A Shares)		15,300	40,247
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		51,800	189,532
Suzhou Gold Mantis Consolidated Co. Ltd.		94,300	106,470
Tahoe Group Co. Ltd. (A Shares) (c)		103,100	64,235
Tangshan Jidong Cement Co. Ltd. A Shares		44,000	124,130
TangShan Port Group Co. Ltd. (A Shares)		257,900	82,795
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		50,200	98,508
TBEA Co. Ltd. (A Shares)		132,700	140,578
TCL Corp. (A Shares)		441,500	285,468
Tech-Bank Food Co. Ltd. (A Shares) (a)		35,800	62,964
The Pacific Securities Co. Ltd. (A Shares) (a)		141,300	64,184
Tian Di Science & Technology Co. Ltd. (A Shares)		180,800	77,165
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		90,100	216,989
Tianma Microelectronics Co. Ltd. (A Shares)		71,300	141,326
Tianqi Lithium Corp. (A Shares)		47,190	108,423
Toly Bread Co. Ltd.		17,900	123,194
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		64,900	115,195
Tongkun Group Co. Ltd. (A Shares)		60,300	99,169
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		353,900	96,651
Tongwei Co. Ltd. (A Shares)		120,700	253,922
Topchoice Medical Corp. (a)		9,900	170,053
Transfar Zhilian Co. Ltd.		110,400	95,085
TravelSky Technology Ltd. (H Shares)		493,000	870,603
Tsingtao Brewery Co. Ltd.:
(A Shares)		50,600	375,099
(H Shares)		178,000	1,081,337
Tus-Sound Environmental Resources Co. Ltd. (A Shares)		52,800	59,489
Unigroup Guoxin Microelectronics Co. Ltd.		20,000	171,533
Unisplendour Corp. Ltd. (A Shares)		48,674	284,596
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		40,700	101,196
Venustech Group, Inc. Class A		30,700	176,135
Visionox Technology, Inc. (A Shares) (a)		33,200	56,662
Walvax Biotechnology Co. Ltd. (A Shares)		47,700	270,317
Wanda Film Holding Co. Ltd. (A Shares) (a)		71,100	165,690
Wangsu Science & Technology Co. Ltd. (A Shares)		85,000	96,895
Wanhua Chemical Group Co. Ltd. (A Shares)		95,900	603,156
Wanxiang Qianchao Co. Ltd. (A Shares)		33,500	23,318
Weichai Power Co. Ltd.:
(A Shares)		251,800	471,539
(H Shares)		963,200	1,692,351
Weifu High-Technology Group Co. Ltd. (A Shares)		41,200	117,131
Weihai Guangwei Composites Co. Ltd. (A Shares)		16,800	128,518
Wens Foodstuffs Group Co. Ltd. (A Shares)		162,500	689,904
Western Securities Co. Ltd. (A Shares)		137,900	153,358
Westone Information Industry, Inc. Class A		18,800	59,403
Will Semiconductor Ltd.		17,700	479,740
Wingtech Technology Co. Ltd. (A Shares) (a)		28,300	420,222
Winning Health Technology Group Co. Ltd. (A Shares)		53,600	191,134
Wuchan Zhongda Group Co. Ltd.		197,500	129,939
Wuhan Guide Infrared Co. Ltd. (A Shares)		27,200	156,716
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		61,600	312,192
Wuliangye Yibin Co. Ltd. (A Shares)		117,700	2,236,054
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		53,400	199,297
WuXi AppTec Co. Ltd.		42,300	597,156
WuXi AppTec Co. Ltd. (H Shares) (b)		84,480	1,191,057
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		29,400	155,444
XCMG Construction Machinery Co. Ltd. (A Shares)		256,900	199,510
Xiamen C&D, Inc. (A Shares)		97,200	114,265
Xiamen Tungsten Co. Ltd. (A Shares)		47,700	75,890
Xinhu Zhongbao Co. Ltd. (A Shares)		267,500	117,330
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		82,300	115,477
(H Shares)		483,210	473,787
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)		81,000	53,505
Xinxing Ductile Iron Pipe Co. Ltd. Class A		139,500	67,906
Xinyu Iron & Steel Co. Ltd.		116,100	65,857
Yango Group Co. Ltd. (A Shares)		132,500	129,419
Yantai Jereh Oilfield Services (A Shares)		29,700	103,753
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		115,300	134,431
(H Shares)		898,000	682,265
Yealink Network Technology Corp. Ltd.		15,900	201,639
Yifan Pharmaceutical Co. Ltd. (A Shares)		40,800	106,519
Yifeng Pharmacy Chain Co. Ltd.		11,900	158,760
Yintai Gold Co. Ltd. (A Shares)		61,800	141,656
Yonghui Superstores Co. Ltd. (A Shares)		303,000	432,437
Yonyou Network Technology Co. Ltd. (A Shares)		78,260	506,956
Youzu Interactive Co. Ltd. (A shares) (a)		22,400	57,944
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)		47,200	108,050
Yunda Holding Co. Ltd. (A Shares)		46,800	194,606
Yunnan Baiyao Group Co. Ltd. (A Shares)		39,300	500,026
Yunnan Energy New Material Co. Ltd.		21,300	161,264
Yunnan Tin Co. Ltd. (A Shares) (a)		61,700	73,052
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		18,700	367,210
Zhaojin Mining Industry Co. Ltd. (H Shares)		575,000	646,026
Zhejiang Chint Electric Co. Ltd. (A Shares)		68,100	238,008
Zhejiang Conba Pharmaceutical Co. Ltd. (A Shares)		86,800	62,645
Zhejiang Dahua Technology Co. Ltd. (A Shares)		96,400	226,946
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		10,800	119,407
Zhejiang Expressway Co. Ltd. (H Shares)		792,000	598,988
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (a)		42,000	152,972
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		33,516	160,135
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. (A Shares)		50,900	62,209
Zhejiang Juhua Co. Ltd. (A Shares)		92,600	83,200
Zhejiang Longsheng Group Co. Ltd. (A Shares)		101,200	171,265
Zhejiang NHU Co. Ltd. (A Shares)		66,700	255,374
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		87,100	266,586
Zhejiang Semir Garment Co. Ltd. (A Shares)		60,900	61,238
Zhejiang Supor Cookware Co. Ltd.		18,200	168,623
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)		33,800	30,259
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		51,600	88,397
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		15,800	114,578
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		71,800	131,912
Zheshang Securities Co. Ltd.		61,900	84,359
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(d)		160,900	558,065
Zhongji Innolight Co. Ltd. (A Shares)		18,900	170,899
Zhongjin Gold Co. Ltd. (A Shares)		110,400	130,442
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		34,600	144,825
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		291,200	890,820
Zijin Mining Group Co. Ltd.:
(A Shares)		728,200	397,741
(H Shares)		2,872,000	1,172,549
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		665,500	598,618
(H Shares)		208,200	168,556
ZTE Corp.:
(A Shares) (a)		90,500	517,207
(H Shares) (a)		471,080	1,327,815

TOTAL CHINA			372,265,690

Colombia - 0.2%
Bancolombia SA		146,804	938,893
Bancolombia SA sponsored ADR		9,448	246,593
Ecopetrol SA		2,580,920	1,362,496
Grupo de Inversiones Suramerica SA		123,416	670,854
Interconexion Electrica SA ESP		233,893	1,075,234
Inversiones Argos SA		146,187	340,451

TOTAL COLOMBIA			4,634,521

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		87,011	1,622,742
Komercni Banka A/S		41,508	879,908
MONETA Money Bank A/S (b)		280,090	585,818

TOTAL CZECH REPUBLIC			3,088,468

Egypt - 0.1%
Commercial International Bank SAE		709,621	2,885,792
Commercial International Bank SAE sponsored GDR		26,118	100,293
Eastern Tobacco Co.		526,214	400,925
Elsewedy Electric Co.		387,651	219,300

TOTAL EGYPT			3,606,310

Greece - 0.2%
Alpha Bank AE (a)		740,263	541,082
EFG Eurobank Ergasias SA (a)		1,385,493	559,035
Ff Group (a)(c)		1,035	1,361
Greek Organization of Football Prognostics SA		102,152	917,935
Hellenic Telecommunications Organization SA		129,617	1,718,694
Jumbo SA		59,669	934,398
Motor Oil (HELLAS) Corinth Refineries SA		33,269	488,900
National Bank of Greece SA (a)		290,021	393,778

TOTAL GREECE			5,555,183

Hong Kong - 3.0%
Beijing Enterprises Holdings Ltd.		277,000	981,297
BYD Electronic International Co. Ltd.		378,500	871,582
China Everbright International Ltd.		1,976,333	1,142,904
China Everbright Ltd.		508,000	776,618
China Jinmao Holdings Group Ltd.		2,784,000	1,960,107
China Merchants Holdings International Co. Ltd.		744,105	957,711
China Mobile Ltd.		3,242,000	26,062,633
China Overseas Land and Investment Ltd.		2,000,000	7,387,892
China Power International Development Ltd.		2,377,000	484,113
China Resources Beer Holdings Co. Ltd.		762,878	3,593,011
China Resources Pharmaceutical Group Ltd. (b)		837,500	525,974
China Resources Power Holdings Co. Ltd.		1,013,691	1,200,662
China Taiping Insurance Group Ltd.		864,177	1,457,001
China Unicom Ltd.		3,268,000	2,113,523
CITIC Pacific Ltd.		3,017,000	3,133,467
CNOOC Ltd.		9,195,000	10,166,197
CNOOC Ltd. sponsored ADR		1,744	195,973
CSPC Pharmaceutical Group Ltd.		2,460,000	4,870,106
Far East Horizon Ltd.		1,172,000	948,775
Fosun International Ltd.		1,340,000	1,682,326
Guangdong Investment Ltd.		1,552,000	3,225,781
Hua Hong Semiconductor Ltd. (b)		241,000	465,761
Lenovo Group Ltd.		3,764,000	2,033,303
Shanghai Industrial Holdings Ltd.		259,000	440,631
Shenzhen Investment Ltd.		1,567,793	514,688
Sino-Ocean Group Holding Ltd.		1,556,979	405,507
Sinotruk Hong Kong Ltd.		363,000	735,998
Sun Art Retail Group Ltd.		1,255,966	2,091,033
Wharf Holdings Ltd.		551,000	1,043,751
Winteam Pharmaceutical Group Ltd.		1,190,000	522,307
Yuexiu Property Co. Ltd.		3,612,000	686,748

TOTAL HONG KONG			82,677,380

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		205,966	1,307,523
OTP Bank PLC		116,009	3,440,631
Richter Gedeon PLC		70,546	1,511,088

TOTAL HUNGARY			6,259,242

India - 8.3%
Adani Ports & Special Economic Zone Ltd.		324,595	1,246,545
Ambuja Cements Ltd.		309,911	701,973
Ashok Leyland Ltd.		617,028	424,168
Asian Paints Ltd.		150,735	3,517,820
Aurobindo Pharma Ltd.		139,647	1,142,405
Avenue Supermarts Ltd. (a)(b)		65,699	2,059,595
Axis Bank Ltd.		1,096,392	6,406,900
Bajaj Auto Ltd.		43,324	1,506,898
Bajaj Finance Ltd.		94,845	2,900,533
Bajaj Finserv Ltd.		20,162	1,357,576
Bandhan Bank Ltd. (b)		213,186	731,730
Berger Paints India Ltd.		121,975	820,394
Bharat Forge Ltd.		113,655	463,395
Bharat Petroleum Corp. Ltd.		345,462	1,690,448
Bharti Airtel Ltd. (a)		1,291,831	8,799,290
Bharti Infratel Ltd.		176,399	408,202
Bosch Ltd.		3,844	537,007
Britannia Industries Ltd.		30,535	1,278,071
Cipla Ltd.		185,624	1,444,929
Coal India Ltd.		656,381	1,283,761
Colgate-Palmolive Ltd.		36,545	705,540
Container Corp. of India Ltd.		111,559	552,029
Dabur India Ltd.		278,865	1,804,420
Divi's Laboratories Ltd.		41,746	1,287,500
DLF Ltd.		301,553	578,166
Dr. Reddy's Laboratories Ltd.		60,052	3,111,159
Eicher Motors Ltd.		7,174	1,393,367
GAIL India Ltd. (a)		838,072	1,060,653
Godrej Consumer Products Ltd.		192,002	1,378,143
Grasim Industries Ltd.		154,335	1,024,594
Havells India Ltd.		134,145	999,992
HCL Technologies Ltd.		566,672	4,064,926
HDFC Asset Management Co. Ltd. (a)(b)		22,843	764,819
HDFC Standard Life Insurance Co. Ltd. (a)(b)		266,998	1,768,515
Hero Motocorp Ltd.		52,650	1,502,058
Hindalco Industries Ltd.		623,066	1,057,024
Hindustan Petroleum Corp. Ltd. (a)		324,526	947,314
Hindustan Unilever Ltd.		433,089	12,542,828
Housing Development Finance Corp. Ltd.		865,300	21,891,966
ICICI Bank Ltd.		2,512,915	12,609,402
ICICI Lombard General Insurance Co. Ltd. (b)		96,475	1,649,499
ICICI Prudential Life Insurance Co. Ltd. (b)		181,461	989,697
Indian Oil Corp. Ltd.		1,000,102	1,115,157
Info Edge India Ltd.		32,427	1,089,256
Infosys Ltd.		1,793,533	16,767,739
InterGlobe Aviation Ltd. (a)(b)		47,065	617,432
ITC Ltd.		1,813,025	4,368,797
JSW Steel Ltd.		453,003	1,070,133
Larsen & Toubro Ltd.		246,327	2,921,566
LIC Housing Finance Ltd.		164,061	613,826
Lupin Ltd.		118,809	1,310,455
Mahindra & Mahindra Financial Services Ltd.		177,488	386,547
Mahindra & Mahindra Ltd.		397,732	1,919,255
Marico Ltd.		246,828	937,771
Maruti Suzuki India Ltd.		55,385	3,932,658
Motherson Sumi Systems Ltd. (a)		504,851	581,852
Nestle India Ltd.		12,240	2,903,923
NTPC Ltd.		1,229,657	1,540,836
Oil & Natural Gas Corp. Ltd.		1,334,554	1,412,522
Page Industries Ltd.		2,945	709,725
Petronet LNG Ltd.		322,042	1,037,707
Pidilite Industries Ltd.		64,241	1,295,351
Piramal Enterprises Ltd.		53,595	688,954
Power Grid Corp. of India Ltd.		968,885	2,077,060
Rec Ltd.		359,827	454,117
Reliance Industries Ltd.		1,502,491	29,218,792
SBI Life Insurance Co. Ltd. (b)		184,923	1,777,899
Shree Cement Ltd.		4,504	1,176,198
Shriram Transport Finance Co. Ltd.		46,113	473,106
Siemens India Ltd.		39,017	588,720
State Bank of India (a)		917,456	2,296,443
Sun Pharmaceutical Industries Ltd.		438,790	2,676,689
Tata Consultancy Services Ltd.		473,762	12,544,096
Tata Motors Ltd. (a)		903,340	1,094,037
Tata Power Co. Ltd.		567,623	236,959
Tata Steel Ltd.		187,464	728,136
Tech Mahindra Ltd.		245,441	1,765,586
Titan Co. Ltd.		160,847	2,057,384
Ultratech Cemco Ltd.		53,176	2,475,838
United Spirits Ltd. (a)		153,898	1,095,576
UPL Ltd.		282,486	1,563,502
Vedanta Ltd. (a)		994,405	1,159,366
Wipro Ltd.		605,993	1,538,832
Zee Entertainment Enterprises Ltd. (a)		458,669	961,495

TOTAL INDIA			227,586,544

Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk		3,952,500	402,303
PT Adaro Energy Tbk		7,661,200	469,484
PT Astra International Tbk		10,483,300	2,681,277
PT Bank Central Asia Tbk		5,177,900	8,969,107
PT Bank Mandiri (Persero) Tbk		9,735,500	2,893,988
PT Bank Negara Indonesia (Persero) Tbk		3,958,300	1,080,203
PT Bank Rakyat Indonesia Tbk		29,076,100	5,288,579
PT Bank Tabungan Negara Tbk		2,186,500	128,766
PT Barito Pacific Tbk (a)		14,187,800	1,373,771
PT Bumi Serpong Damai Tbk (a)		3,948,000	185,739
PT Charoen Pokphand Indonesia Tbk		3,909,100	1,202,032
PT Gudang Garam Tbk		266,700	810,716
PT Hanjaya Mandala Sampoerna Tbk		5,314,900	566,015
PT Indah Kiat Pulp & Paper Tbk		1,482,400	547,202
PT Indocement Tunggal Prakarsa Tbk		975,000	756,749
PT Indofood CBP Sukses Makmur Tbk		1,240,600	820,846
PT Indofood Sukses Makmur Tbk		2,327,500	1,015,520
PT Jasa Marga Tbk		1,163,937	245,065
PT Kalbe Farma Tbk		11,297,200	1,091,355
PT Pabrik Kertas Tjiwi Kimia Tbk		759,000	252,495
PT Pakuwon Jati Tbk		8,529,900	214,205
PT Perusahaan Gas Negara Tbk Series B		5,819,600	330,197
PT Semen Gresik (Persero) Tbk		1,568,000	832,316
PT Surya Citra Media Tbk		12	1
PT Tambang Batubara Bukit Asam Tbk		1,855,600	232,293
PT Telekomunikasi Indonesia Tbk Series B		25,938,000	5,964,497
PT Unilever Indonesia Tbk		4,036,000	2,237,954
PT United Tractors Tbk		900,300	981,935
PT XL Axiata Tbk (a)		2,041,800	346,013

TOTAL INDONESIA			41,920,623

Isle of Man - 0.0%
NEPI Rockcastle PLC		206,649	884,313
Korea (South) - 11.1%
AMOREPACIFIC Corp.		16,296	2,374,298
AMOREPACIFIC Group, Inc.		15,414	737,178
BGF Retail Co. Ltd.		4,256	553,528
BS Financial Group, Inc.		140,066	582,244
Celltrion Healthcare Co. Ltd.		27,675	1,927,254
Celltrion, Inc. (a)		49,786	8,626,612
Cheil Industries, Inc.		44,713	3,901,401
Cheil Worldwide, Inc.		35,795	521,527
CJ CheilJedang Corp.		4,324	969,914
CJ Corp.		7,816	521,135
CJ O Shopping Co. Ltd.		5,567	586,101
Coway Co. Ltd.		27,717	1,400,863
Daelim Industrial Co.		14,884	1,079,385
Daewoo Engineering & Construction Co. Ltd. (a)		98,360	288,237
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		19,571	276,285
Db Insurance Co. Ltd.		26,200	952,167
Doosan Bobcat, Inc.		25,936	501,709
E-Mart Co. Ltd.		11,289	1,115,110
Fila Holdings Corp.		26,048	746,164
GS Engineering & Construction Corp.		31,827	662,822
GS Holdings Corp.		27,170	862,174
GS Retail Co. Ltd.		15,153	473,360
Hana Financial Group, Inc.		155,349	3,529,380
Hankook Tire Co. Ltd.		40,134	702,025
Hanmi Pharm Co. Ltd.		3,461	737,874
Hanon Systems		100,815	757,664
Hanwha Corp.		22,751	387,661
Hanwha Life Insurance Co. Ltd.		157,179	232,888
Hanwha Solutions Corp.		54,290	650,225
HDC Hyundai Development Co.		22,399	347,553
HLB, Inc. (a)		17,782	1,405,183
HLB, Inc. rights 5/29/20 (a)		1,776	25,291
Hotel Shilla Co.		17,058	1,196,323
Hyundai Department Store Co. Ltd.		7,662	458,519
Hyundai Engineering & Construction Co. Ltd.		41,513	1,197,714
Hyundai Fire & Marine Insurance Co. Ltd.		33,196	713,193
Hyundai Glovis Co. Ltd.		9,790	817,955
Hyundai Heavy Industries Co. Ltd. (a)		20,397	1,388,522
Hyundai Mobis		35,029	4,959,491
Hyundai Motor Co.		76,757	5,913,911
Hyundai Robotics Co. Ltd.		5,078	1,015,734
Hyundai Steel Co.		42,923	763,176
Industrial Bank of Korea		132,581	862,163
Kakao Corp.		27,070	4,100,030
Kangwon Land, Inc.		59,746	1,231,962
KB Financial Group, Inc.		208,252	5,976,071
KCC Corp.		2,443	331,809
Kia Motors Corp.		137,344	3,352,087
KMW Co. Ltd. (a)		14,271	716,581
Korea Aerospace Industries Ltd.		39,051	824,519
Korea Electric Power Corp. (a)		135,621	2,662,541
Korea Express Co. Ltd. (a)		4,966	604,992
Korea Gas Corp.		14,548	322,733
Korea Investment Holdings Co. Ltd.		22,233	916,889
Korea Zinc Co. Ltd.		4,550	1,445,705
Korean Air Lines Co. Ltd.		24,223	394,797
KT&G Corp.		61,821	4,127,032
Kumho Petro Chemical Co. Ltd.		9,651	606,941
LG Chemical Ltd.		24,471	7,583,988
LG Corp.		49,652	2,534,016
LG Display Co. Ltd. (a)		124,577	1,133,133
LG Electronics, Inc.		55,472	2,506,843
LG Household & Health Care Ltd.		5,013	5,719,286
LG Innotek Co. Ltd.		7,641	830,243
LG Telecom Ltd.		113,998	1,252,736
Lotte Chemical Corp.		9,066	1,608,214
Lotte Confectionery Co. Ltd.		13,992	461,854
Lotte Shopping Co. Ltd.		6,001	492,987
Medy-Tox, Inc.		2,471	235,132
Meritz Securities Co. Ltd.		165,537	445,578
Mirae Asset Daewoo Co. Ltd.		211,121	974,934
NAVER Corp.		73,828	12,002,428
NCSOFT Corp.		8,675	4,591,572
Netmarble Corp. (a)(b)		13,769	1,082,397
Oci Co. Ltd.		9,776	321,484
Orion Corp./Republic of Korea		12,505	1,276,399
Ottogi Corp.		655	293,845
Pearl Abyss Corp. (a)		3,516	556,556
POSCO		41,324	6,262,836
POSCO Chemtech Co. Ltd.		12,410	529,154
Posco International Corp.		26,444	309,098
S-Oil Corp.		24,004	1,383,129
S1 Corp.		9,029	642,890
Samsung Biologics Co. Ltd. (a)(b)		8,719	4,169,882
Samsung Card Co. Ltd.		16,880	416,845
Samsung Electro-Mechanics Co. Ltd.		29,263	2,733,982
Samsung Electronics Co. Ltd.		2,503,508	103,038,589
Samsung Engineering Co. Ltd. (a)		84,107	796,179
Samsung Fire & Marine Insurance Co. Ltd.		16,349	2,563,699
Samsung Heavy Industries Co. Ltd. (a)		228,672	806,575
Samsung Life Insurance Co. Ltd.		36,779	1,486,491
Samsung SDI Co. Ltd.		28,970	6,820,174
Samsung SDS Co. Ltd.		18,469	2,470,459
Samsung Securities Co. Ltd.		33,832	838,253
Shinhan Financial Group Co. Ltd.		238,906	6,074,877
Shinsegae Co. Ltd.		3,939	859,237
SK C&C Co. Ltd.		18,405	2,757,326
SK Energy Co. Ltd.		29,486	2,385,889
SK Hynix, Inc.		287,780	19,827,455
SK Telecom Co. Ltd.		10,820	1,886,146
STX Pan Ocean Co. Ltd. (Korea) (a)		138,736	393,423
ViroMed Co. Ltd.		13,285	728,311
Woori Financial Group, Inc.		284,994	1,979,972
Woori Investment & Securities Co. Ltd.		77,177	615,591
Yuhan Corp.		24,111	935,789

TOTAL KOREA (SOUTH)			304,952,478

Luxembourg - 0.1%
Globant SA (a)		18,565	2,147,414
Reinet Investments SCA		79,126	1,265,809

TOTAL LUXEMBOURG			3,413,223

Malaysia - 1.8%
AirAsia Group BHD		760,500	142,945
AMMB Holdings Bhd		864,700	597,542
Axiata Group Bhd		1,458,941	1,330,841
Bumiputra-Commerce Holdings Bhd		2,605,342	2,084,150
Carlsberg Brewery BHD		78,900	503,760
Dialog Group Bhd		1,930,600	1,491,245
DiGi.com Bhd		1,670,200	1,794,861
Fraser & Neave Holdings BHD		78,600	578,328
Gamuda Bhd		921,200	686,953
Genting Bhd		1,083,400	1,048,266
Genting Malaysia Bhd		1,522,100	837,036
Genting Plantations Bhd		136,100	301,120
Hap Seng Consolidated Bhd		339,700	579,464
Hartalega Holdings Bhd		807,600	1,427,332
Hong Leong Bank Bhd		343,400	1,059,842
Hong Leong Credit Bhd		118,400	360,773
IHH Healthcare Bhd		1,160,100	1,412,308
IJM Corp. Bhd		1,455,100	559,767
IOI Corp. Bhd		983,600	926,591
IOI Properties Group Bhd		75	18
Kuala Lumpur Kepong Bhd		224,047	1,089,306
Malayan Banking Bhd		2,027,687	3,560,364
Malaysia Airports Holdings Bhd		522,806	635,914
Maxis Bhd		1,250,800	1,589,984
MISC Bhd		711,000	1,297,082
Nestle (Malaysia) BHD		37,600	1,224,296
Petronas Chemicals Group Bhd		1,274,100	1,650,012
Petronas Dagangan Bhd		159,600	753,228
Petronas Gas Bhd		424,930	1,518,557
PPB Group Bhd		299,920	1,143,820
Press Metal Bhd		757,600	690,180
Public Bank Bhd		1,625,700	6,181,463
QL Resources Bhd		336,200	635,968
RHB Capital Bhd		839,089	923,842
RHB Capital Bhd (a)(c)		99,132	0
Sime Darby Bhd		1,467,749	680,188
Sime Darby Plantation Bhd		1,088,449	1,249,754
Sime Darby Property Bhd		14	2
SP Setia Bhd		17	3
Telekom Malaysia Bhd		611,180	570,710
Tenaga Nasional Bhd		1,624,100	4,600,786
Top Glove Corp. Bhd		815,400	1,374,866
Westports Holdings Bhd		450,400	384,596
YTL Corp. Bhd		1,455,043	257,869

TOTAL MALAYSIA			49,735,932

Mexico - 1.8%
Alfa SA de CV Series A		1,608,500	658,056
Alsea S.A.B. de CV (a)		282,000	232,494
America Movil S.A.B. de CV Series L		17,705,400	10,725,648
CEMEX S.A.B. de CV unit		8,046,918	1,692,788
Coca-Cola FEMSA S.A.B. de CV unit		281,900	1,135,741
El Puerto de Liverpool S.A.B. Dcv Class C		105,340	265,350
Embotelladoras Arca S.A.B. de CV		246,200	948,290
Fibra Uno Administracion SA de CV		1,697,900	1,392,784
Fomento Economico Mexicano S.A.B. de CV unit		1,020,200	6,593,774
Gruma S.A.B. de CV Series B		111,070	1,054,384
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		189,500	1,184,129
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		110,755	1,109,296
Grupo Bimbo S.A.B. de CV Series A		859,800	1,269,669
Grupo Carso SA de CV Series A1		246,200	492,890
Grupo Financiero Banorte S.A.B. de CV Series O		1,351,600	3,696,276
Grupo Financiero Inbursa S.A.B. de CV Series O		1,222,700	735,619
Grupo Mexico SA de CV Series B		1,836,707	3,917,130
Grupo Televisa SA de CV		1,275,400	1,355,255
Industrias Penoles SA de CV		75,565	583,425
Infraestructura Energetica Nova S.A.B. de CV		292,800	908,007
Kimberly-Clark de Mexico SA de CV Series A		800,200	1,130,194
Megacable Holdings S.A.B. de CV unit		160,400	399,785
Mexichem S.A.B. de CV		556,655	656,872
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		123,885	860,631
Wal-Mart de Mexico SA de CV Series V		2,753,800	6,623,700

TOTAL MEXICO			49,622,187

Netherlands - 0.1%
X5 Retail Group NV:
GDR		59,448	1,761,745
GDR (Reg. S)		4,626	136,560

TOTAL NETHERLANDS			1,898,305

Pakistan - 0.0%
Habib Bank Ltd.		302,200	189,696
MCB Bank Ltd.		212,500	216,866
Oil & Gas Development Co. Ltd.		325,800	214,038

TOTAL PAKISTAN			620,600

Peru - 0.0%
Compania de Minas Buenaventura SA (c)		6,329	46,875
Compania de Minas Buenaventura SA sponsored ADR		109,028	816,620

TOTAL PERU			863,495

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.		1,055,770	860,211
Aboitiz Power Corp.		760,600	409,986
Altus San Nicolas Corp. (c)		18,209	1,869
Ayala Corp.		150,775	1,713,043
Ayala Land, Inc.		3,894,540	2,428,557
Bank of the Philippine Islands (BPI)		470,767	540,057
BDO Unibank, Inc.		1,042,116	2,048,100
DMCI Holdings, Inc.		74,012	6,011
Globe Telecom, Inc.		17,920	776,451
GT Capital Holdings, Inc.		51,574	461,197
International Container Terminal Services, Inc.		529,800	925,582
JG Summit Holdings, Inc.		1,523,810	1,515,843
Jollibee Food Corp.		225,230	635,557
Manila Electric Co.		118,270	589,821
Megaworld Corp.		5,705,800	287,589
Metro Pacific Investments Corp.		7,499,500	377,653
Metropolitan Bank & Trust Co.		944,357	721,410
Philippine Long Distance Telephone Co.		46,365	1,173,727
Robinsons Land Corp.		1,042,551	307,669
Security Bank Corp.		113,760	229,849
SM Investments Corp.		125,690	2,092,461
SM Prime Holdings, Inc.		5,226,400	3,178,898
Universal Robina Corp.		466,810	1,154,063

TOTAL PHILIPPINES			22,435,604

Poland - 0.8%
AmRest Holdings NV (a)		38,778	255,635
Bank Millennium SA (a)		315,980	214,319
Bank Polska Kasa Opieki SA		90,141	1,129,370
Bank Zachodni WBK SA		18,615	731,355
BRE Bank SA		7,704	406,666
CD Projekt RED SA		35,205	3,034,446
Cyfrowy Polsat SA		134,744	830,133
Dino Polska SA (a)(b)		26,420	1,111,871
Grupa Lotos SA		49,421	742,840
KGHM Polska Miedz SA (Bearer) (a)		76,015	1,410,440
LPP SA		691	1,082,602
NG2 SA		14,666	183,184
Orange Polska SA (a)		348,155	585,321
Polish Oil & Gas Co. SA		926,468	829,150
Polska Grupa Energetyczna SA (a)		438,788	435,954
Polski Koncern Naftowy Orlen SA		155,292	2,334,171
Powszechna Kasa Oszczednosci Bank SA		463,464	2,458,745
Powszechny Zaklad Ubezpieczen SA		321,107	2,343,598

TOTAL POLAND			20,119,800

Qatar - 0.9%
Barwa Real Estate Co. (a)		993,003	780,002
Industries Qatar QSC (a)		979,337	1,896,272
Masraf al Rayan (a)		1,965,787	2,061,890
Mesaieed Petrochemical Holding Co. (a)		2,336,698	1,155,193
Ooredoo Qsc (a)		429,300	754,606
Qatar Electricity & Water Co. (a)		289,156	1,199,191
Qatar Fuel Co. (a)		261,910	1,151,656
Qatar Insurance Co. SAQ (a)		852,385	469,854
Qatar International Islamic Bank QSC (a)		393,419	866,581
Qatar Islamic Bank (a)		600,601	2,555,152
Qatar National Bank SAQ (a)		2,378,546	11,255,794
The Commercial Bank of Qatar		1,046,695	1,149,898

TOTAL QATAR			25,296,089

Russia - 3.1%
Alrosa Co. Ltd.		1,384,383	1,146,615
Gazprom OAO		3,679,066	9,353,966
Gazprom OAO sponsored ADR (Reg. S)		966,280	4,904,837
Inter Rao Ues JSC		18,951,744	1,269,593
Lukoil PJSC		180,854	11,670,090
Lukoil PJSC sponsored ADR		37,620	2,464,110
Magnit OJSC GDR (Reg. S)		185,625	2,051,156
Magnitogorsk Iron & Steel Works PJSC		1,227,300	660,210
MMC Norilsk Nickel PJSC		24,918	6,769,848
MMC Norilsk Nickel PJSC sponsored ADR		83,598	2,322,352
Mobile TeleSystems OJSC sponsored ADR		265,830	2,278,163
Moscow Exchange MICEX-RTS OAO		736,461	1,190,426
NOVATEK OAO GDR (Reg. S)		47,717	6,699,467
Novolipetsk Steel OJSC		556,742	953,205
Novolipetsk Steel OJSC GDR (Reg. S)		10,508	181,263
PhosAgro OJSC GDR (Reg. S)		61,764	746,109
Polyus PJSC		13,577	2,206,393
Polyus PJSC unit		1,013	82,509
Rosneft Oil Co. OJSC		425,344	1,909,176
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	858,290
Sberbank of Russia		5,629,176	14,834,203
Sberbank of Russia sponsored ADR		13,059	139,144
Severstal PAO		77,864	924,722
Severstal PAO GDR (Reg. S)		37,022	442,043
Surgutneftegas OJSC		2,641,649	1,311,774
Surgutneftegas OJSC sponsored ADR		92,857	463,728
Tatneft PAO		582,357	4,287,072
Tatneft PAO sponsored ADR		36,670	1,636,215
VTB Bank OJSC		1,422,625,800	665,835
VTB Bank OJSC sponsored GDR (Reg. S)		111,561	105,314

TOTAL RUSSIA			84,527,828

Saudi Arabia - 2.6%
Advanced Polypropylene Co.		57,013	677,480
Al Rajhi Bank		644,428	9,810,055
Alinma Bank		505,460	2,146,944
Almarai Co. Ltd.		132,962	1,737,441
Arab National Bank		317,910	1,729,363
Bank Al-Jazira		217,216	692,548
Bank Albilad		194,534	1,178,335
Banque Saudi Fransi		287,353	2,366,886
Bupa Arabia for Cooperative Insurance Co.		15,038	429,829
Dar Al Arkan Real Estate Development Co. (a)		274,467	592,396
Emaar The Economic City (a)		187,696	367,150
Etihad Etisalat Co. (a)		202,541	1,501,202
Jarir Marketing Co.		32,765	1,287,056
National Commercial Bank		629,594	6,224,728
National Industrialization Co. (a)		168,867	456,604
Rabigh Refining & Petrochemical Co. (a)		116,496	424,749
Riyad Bank		636,946	2,885,115
SABIC		392,757	7,829,008
Sahara International Petrochemical Co.		190,548	779,941
Samba Financial Group		509,421	3,156,173
Saudi Airlines Catering Co.		20,436	434,554
Saudi Arabian Fertilizers Co.		88,525	1,668,016
Saudi Arabian Mining Co. (a)		223,520	2,221,816
Saudi Arabian Oil Co.		633,534	5,336,354
Saudi Cement Co.		39,272	550,801
Saudi Electricity Co.		441,176	2,003,051
Saudi Industrial Investment Group		116,065	575,151
Saudi Kayan Petrochemical Co. (a)		389,134	898,918
Saudi Telecom Co.		210,794	5,082,618
The Co. for Cooperative Insurance (a)		32,089	620,003
The Saudi British Bank		381,477	2,503,586
The Savola Group		138,770	1,495,725
Yanbu National Petrochemical Co.		119,984	1,436,934

TOTAL SAUDI ARABIA			71,100,530

Singapore - 0.0%
BOC Aviation Ltd. Class A (b)		109,700	750,115
South Africa - 3.7%
Absa Group Ltd.		381,027	1,880,427
Anglo American Platinum Ltd.		28,616	1,501,768
AngloGold Ashanti Ltd.		218,524	5,334,207
Aspen Pharmacare Holdings Ltd. (a)		204,892	1,278,058
Bidcorp Ltd.		179,000	2,332,767
Bidvest Group Ltd.		153,560	1,247,050
Capitec Bank Holdings Ltd.		24,561	1,197,324
Clicks Group Ltd.		140,529	1,750,469
Discovery Ltd.		207,045	1,086,267
Exxaro Resources Ltd.		132,522	769,321
FirstRand Ltd.		1,734,439	3,785,424
Fortress (REIT) Ltd.:
Class A		600,191	328,879
Class B		450,430	56,684
Foschini Ltd.		128,760	505,192
Gold Fields Ltd.		435,342	3,240,518
Growthpoint Properties Ltd.		1,625,507	1,220,559
Impala Platinum Holdings Ltd.		423,813	2,527,730
Investec Ltd.		150,493	313,416
Kumba Iron Ore Ltd.		34,314	645,814
Liberty Holdings Ltd.		67,092	254,423
Life Healthcare Group Holdings Ltd.		719,138	691,416
MMI Holdings Ltd.		448,236	419,410
Mr Price Group Ltd.		139,468	993,671
MTN Group Ltd.		902,490	2,371,618
MultiChoice Group Ltd. (a)		234,870	1,100,813
Naspers Ltd. Class N		234,196	36,452,265
Nedbank Group Ltd.		196,340	1,141,416
Northam Platinum Ltd. (a)		187,608	929,867
Old Mutual Ltd.		2,491,942	1,808,909
Pick 'n Pay Stores Ltd.		199,538	625,107
PSG Group Ltd.		79,580	679,676
Rand Merchant Insurance Holdings Ltd.		393,416	532,730
Redefine Properties Ltd.		2,930,709	360,755
Remgro Ltd.		278,550	2,054,363
Resilient Property Income Fund Ltd.		8,746	16,935
RMB Holdings Ltd.		403,776	1,157,625
Sanlam Ltd.		986,914	3,155,078
Sasol Ltd. (a)		298,978	1,418,922
Shoprite Holdings Ltd.		252,985	1,443,174
Sibanye Stillwater Ltd. (a)		1,203,479	2,419,822
Spar Group Ltd.		104,155	992,784
Standard Bank Group Ltd.		656,357	3,621,583
Steinhoff Africa Retail Ltd. (b)		502,534	328,065
Telkom SA Ltd.		149,302	165,537
Tiger Brands Ltd.		85,282	830,437
Vodacom Group Ltd.		332,090	2,207,023
Woolworths Holdings Ltd.		528,756	870,777

TOTAL SOUTH AFRICA			100,046,075

Taiwan - 12.6%
Accton Technology Corp.		269,000	1,946,497
Acer, Inc.		1,595,994	882,029
Advantech Co. Ltd.		181,459	1,713,209
ASE Technology Holding Co. Ltd.		1,812,927	4,031,428
Asia Cement Corp.		1,154,153	1,692,522
ASUSTeK Computer, Inc.		370,000	2,496,574
AU Optronics Corp.		4,620,000	1,212,790
Catcher Technology Co. Ltd.		341,000	2,578,266
Cathay Financial Holding Co. Ltd.		4,104,832	5,467,316
Chang Hwa Commercial Bank		2,910,913	1,900,106
Cheng Shin Rubber Industry Co. Ltd.		1,076,937	1,235,826
Chicony Electronics Co. Ltd.		320,766	901,920
China Airlines Ltd.		1,202,043	331,135
China Development Finance Holding Corp.		6,773,800	2,045,857
China Life Insurance Co. Ltd. (a)		1,404,278	957,148
China Steel Corp.		6,256,204	4,182,676
Chinatrust Financial Holding Co. Ltd.		9,742,826	6,480,887
Chunghwa Telecom Co. Ltd.		2,017,000	7,399,977
Compal Electronics, Inc.		2,194,000	1,396,149
Delta Electronics, Inc.		1,028,381	4,787,968
E.SUN Financial Holdings Co. Ltd.		5,507,278	4,994,873
ECLAT Textile Co. Ltd.		101,613	1,012,617
EVA Airways Corp.		1,162,850	446,405
Evergreen Marine Corp. (Taiwan) (a)		1,289,908	476,615
Far Eastern Textile Ltd.		1,790,705	1,552,196
Far EasTone Telecommunications Co. Ltd.		845,000	1,878,667
Feng Tay Enterprise Co. Ltd.		174,072	988,548
First Financial Holding Co. Ltd.		5,221,617	3,838,677
Formosa Chemicals & Fibre Corp.		1,838,760	4,649,258
Formosa Petrochemical Corp.		662,000	1,982,641
Formosa Plastics Corp.		2,336,520	6,845,944
Formosa Taffeta Co. Ltd.		470,000	534,939
Foxconn Technology Co. Ltd.		480,587	921,114
Fubon Financial Holding Co. Ltd.		3,484,334	4,917,928
Giant Manufacturing Co. Ltd.		153,000	900,251
GlobalWafers Co. Ltd.		117,000	1,486,389
Highwealth Construction Corp.		416,000	605,941
HIWIN Technologies Corp.		119,857	1,141,165
Hon Hai Precision Industry Co. Ltd. (Foxconn)		6,577,869	16,874,553
Hotai Motor Co. Ltd.		160,000	2,948,795
Hua Nan Financial Holdings Co. Ltd.		4,154,082	2,693,569
Innolux Corp.		4,407,347	955,575
Inventec Corp.		1,372,865	1,076,757
Largan Precision Co. Ltd.		53,000	7,211,645
Lite-On Technology Corp.		1,088,279	1,688,093
MediaTek, Inc.		795,292	10,962,019
Mega Financial Holding Co. Ltd.		5,724,413	5,748,016
Micro-Star International Co. Ltd.		365,000	1,130,178
Nan Ya Plastics Corp.		2,699,860	5,962,053
Nanya Technology Corp.		650,000	1,392,773
Nien Made Enterprise Co. Ltd.		89,000	681,684
Novatek Microelectronics Corp.		310,000	1,924,416
Pegatron Corp.		1,044,000	2,286,328
Phison Electronics Corp.		80,000	757,802
Pou Chen Corp.		1,174,000	1,103,564
Powertech Technology, Inc.		393,000	1,311,856
President Chain Store Corp.		302,000	3,117,292
Quanta Computer, Inc.		1,419,000	3,060,483
Realtek Semiconductor Corp.		257,401	2,200,250
Ruentex Development Co. Ltd.		280,480	416,692
Ruentex Industries Ltd.		188,200	430,258
Shin Kong Financial Holding Co. Ltd.		5,641,513	1,603,182
Shin Kong Financial Holding Co. Ltd. rights 5/6/20 (a)		140,581	3,492
Sinopac Holdings Co.		5,692,591	2,312,805
Standard Foods Corp.		215,812	485,533
Synnex Technology International Corp.		750,500	999,813
Taishin Financial Holdings Co. Ltd.		5,108,162	2,168,767
Taiwan Business Bank		2,850,109	1,030,594
Taiwan Cement Corp.		2,551,667	3,674,872
Taiwan Cooperative Financial Holding Co. Ltd.		4,772,362	3,198,948
Taiwan High Speed Rail Corp.		1,052,000	1,199,340
Taiwan Mobile Co. Ltd.		864,900	3,110,735
Taiwan Semiconductor Manufacturing Co. Ltd.		12,989,000	130,795,114
Tatung Co. Ltd. (a)		1,015,000	728,018
The Shanghai Commercial & Savings Bank Ltd.		1,773,246	2,606,574
Unified-President Enterprises Corp.		2,528,983	5,877,879
United Microelectronics Corp.		5,866,000	3,029,413
Vanguard International Semiconductor Corp.		486,000	1,125,504
Walsin Technology Corp.		170,000	1,201,806
Win Semiconductors Corp.		177,000	1,579,462
Winbond Electronics Corp.		1,584,000	733,698
Wistron Corp.		1,520,008	1,422,816
Wiwynn Corp.		41,000	1,050,135
WPG Holding Co. Ltd.		856,200	1,113,350
Yageo Corp.		137,085	1,770,467
Yuanta Financial Holding Co. Ltd.		5,297,952	3,014,300

TOTAL TAIWAN			344,585,716

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)		623,500	3,800,022
Airports of Thailand PCL (For. Reg.)		2,222,400	4,241,489
B. Grimm Power PCL		638,500	876,176
Bangkok Bank PCL (For. Reg.)		250,100	795,602
Bangkok Dusit Medical Services PCL (For. Reg.)		4,792,600	3,050,489
Bangkok Expressway and Metro PCL		3,955,100	1,143,297
Banpu PCL (For. Reg.)		2,229,500	396,418
Berli Jucker PCL (For. Reg)		647,200	796,180
BTS Group Holdings PCL (For. Reg.)		3,729,500	1,319,771
Bumrungrad Hospital PCL (For. Reg.)		227,400	819,112
C.P. ALL PCL (For. Reg.)		3,108,100	6,798,273
Central Pattana PCL (For. Reg.)		1,214,700	1,799,627
Central Retail Corp. PCL (b)		280,100	318,908
Central Retail Corp. PCL		749,316	853,133
Charoen Pokphand Foods PCL (For. Reg.)		1,958,020	1,622,955
Electricity Generating PCL (For. Reg.)		150,900	1,320,865
Energy Absolute PCL		848,700	1,041,564
Global Power Synergy Public Co. Ltd.		325,000	702,558
Gulf Energy Development PCL		1,394,500	1,660,989
Home Product Center PCL (For. Reg.)		3,042,806	1,271,166
Indorama Ventures PCL (For. Reg.)		988,000	864,648
Intouch Holdings PCL (For. Reg.)		1,172,200	1,921,939
IRPC PCL (For. Reg.)		5,932,600	485,944
Kasikornbank PCL		36,900	97,015
Kasikornbank PCL (For. Reg.)		895,000	2,353,085
Krung Thai Bank PCL (For. Reg.)		1,842,570	619,785
Land & House PCL (For. Reg.)		4,285,300	968,928
Minor International PCL:
warrants 9/30/21 (a)		54,189	3,735
(For. Reg.)		1,554,480	1,005,196
Muangthai Leasing PCL		315,700	459,522
Osotspa PCL		421,400	536,439
PTT Exploration and Production PCL (For. Reg.)		725,039	1,872,640
PTT Global Chemical PCL (For. Reg.)		1,193,339	1,374,528
PTT PCL (For. Reg.)		6,048,200	6,607,890
Ratchaburi Electric Generating Holding PCL (For. Reg.)		316,000	646,693
Siam Cement PCL (For. Reg.)		412,850	4,388,181
Siam Commercial Bank PCL (For. Reg.)		440,500	920,591
Srisawad Corp. PCL		402,900	666,386
Thai Oil PCL (For. Reg.)		570,800	714,499
Thai Union Frozen Products PCL (For. Reg.)		1,757,720	709,543
TMB Bank PCL (For. Reg.)		13,902,896	407,845
Total Access Communication PCL (For. Reg.)		226,300	293,037
True Corp. PCL (For. Reg.)		5,757,019	588,025

TOTAL THAILAND			63,134,688

Turkey - 0.4%
Akbank TAS (a)		1,475,922	1,243,749
Anadolu Efes Biracilik Ve Malt Sanayii A/S		105,132	276,461
Arcelik A/S		116,017	272,220
Aselsan A/S		181,170	703,477
Bim Birlesik Magazalar A/S JSC		226,669	1,794,997
Eregli Demir ve Celik Fabrikalari T.A.S.		749,071	867,013
Ford Otomotiv Sanayi A/S		36,223	328,051
Haci Omer Sabanci Holding A/S		474,587	555,422
Koc Holding A/S		398,715	875,068
TAV Havalimanlari Holding A/S		91,349	237,864
Tupras Turkiye Petrol Rafinerileri A/S		66,494	863,818
Turk Hava Yollari AO (a)		279,157	426,953
Turkcell Iletisim Hizmet A/S		581,979	1,161,543
Turkiye Garanti Bankasi A/S (a)		1,216,000	1,450,954
Turkiye Is Bankasi A/S Series C (a)		801,905	567,913

TOTAL TURKEY			11,625,503

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC		1,445,577	1,747,373
Aldar Properties PJSC (a)		2,062,422	1,021,904
DP World Ltd.		89,136	1,425,285
Dubai Islamic Bank Pakistan Ltd. (a)		908,595	907,816
Emaar Malls Group PJSC (a)		1,399,596	491,534
Emaar Properties PJSC		1,862,923	1,384,583
Emirates Telecommunications Corp.		917,481	3,871,597
National Bank of Abu Dhabi PJSC (a)		1,434,379	4,529,844

TOTAL UNITED ARAB EMIRATES			15,379,936

United States of America - 0.4%
Luckin Coffee, Inc. ADR (c)(d)		42,464	186,417
Southern Copper Corp.		45,649	1,480,854
Yum China Holdings, Inc.		187,583	9,090,272

TOTAL UNITED STATES OF AMERICA			10,757,543

TOTAL COMMON STOCKS
(Cost $2,759,603,095)			2,668,583,418

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.3%
Banco Bradesco SA (PN)		2,351,332	8,280,404
Braskem SA (PN-A)		100,300	389,919
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		107,906	552,438
Companhia Energetica de Minas Gerais (CEMIG) (PN)		484,533	848,260
Gerdau SA		586,600	1,266,423
Itau Unibanco Holding SA		2,541,931	10,643,772
Itausa-Investimentos Itau SA (PN)		2,325,928	3,849,529
Lojas Americanas SA (PN)		404,109	1,848,918
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		2,213,700	7,347,926
Telefonica Brasil SA		233,700	1,961,861

TOTAL BRAZIL			36,989,450

Chile - 0.1%
Embotelladora Andina SA Class B		197,154	470,865
Sociedad Quimica y Minera de Chile SA (PN-B)		54,921	1,305,763

TOTAL CHILE			1,776,628

Colombia - 0.0%
Bancolombia SA (PN)		174,661	1,141,760
Grupo Aval Acciones y Valores SA		2,031,566	433,613

TOTAL COLOMBIA			1,575,373

Korea (South) - 0.7%
AMOREPACIFIC Corp.		6,652	342,774
Hyundai Motor Co.		11,763	550,949
Hyundai Motor Co. Series 2		21,857	1,054,312
LG Chemical Ltd.		3,194	453,529
LG Household & Health Care Ltd.		981	586,255
Samsung Electronics Co. Ltd.		449,674	15,638,871

TOTAL KOREA (SOUTH)			18,626,690

Russia - 0.1%
AK Transneft OAO		247	453,180
Surgutneftegas OJSC		3,819,740	1,869,173

TOTAL RUSSIA			2,322,353

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $90,277,229)			61,290,494
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	44,066
		Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.16% (f)		5,782,265	5,784,000
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)		15,326,524	15,328,057
TOTAL MONEY MARKET FUNDS
(Cost $21,111,681)			21,112,057
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,871,044,914)			2,751,030,035
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(10,118,149)
NET ASSETS - 100%			$2,740,911,886

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	339	June 2020	$15,355,005	$1,287,247	$1,287,247

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $87,097,480.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,804,135 or 2.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$429,145
Fidelity Securities Lending Cash Central Fund	226,054
Total	$655,199

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$353,171,698	$102,239,943	$250,931,755	$--
Consumer Discretionary	419,643,090	299,070,478	120,384,834	187,778
Consumer Staples	179,842,967	63,530,471	116,288,442	24,054
Energy	167,871,436	54,569,911	113,301,525	--
Financials	570,916,782	158,044,481	412,806,210	66,091
Health Care	99,705,165	25,555,003	74,150,162	--
Industrials	137,390,555	49,253,106	88,137,449	--
Information Technology	463,177,320	157,721,377	305,453,891	2,052
Materials	191,283,350	70,471,185	120,736,917	75,248
Real Estate	76,936,771	7,356,853	69,513,814	66,104
Utilities	69,934,778	22,263,442	47,671,334	2
Corporate Bonds	44,066	--	44,066	--
Money Market Funds	21,112,057	21,112,057	--	--
Total Investments in Securities:	$2,751,030,035	$1,031,188,307	$1,719,420,399	$421,329
Derivative Instruments:
Assets
Futures Contracts	$1,287,247	$1,287,247	$--	$--
Total Assets	$1,287,247	$1,287,247	$--	$--
Total Derivative Instruments:	$1,287,247	$1,287,247	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,287,247	$0
Total Equity Risk	1,287,247	0
Total Value of Derivatives	$1,287,247	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,586,083) — See accompanying schedule: Unaffiliated issuers (cost $2,849,933,233)	$2,729,917,978
Fidelity Central Funds (cost $21,111,681)	21,112,057
Total Investment in Securities (cost $2,871,044,914)		$2,751,030,035
Segregated cash with brokers for derivative instruments		2,184,050
Cash		33,881
Foreign currency held at value (cost $4,097,883)		4,105,862
Receivable for fund shares sold		4,181,444
Dividends receivable		3,196,894
Interest receivable		30
Distributions receivable from Fidelity Central Funds		29,026
Receivable for daily variation margin on futures contracts		25,570
Other receivables		3,429
Total assets		2,764,790,221
Liabilities
Payable for investments purchased	$978
Payable for fund shares redeemed	8,034,606
Accrued management fee	167,917
Payable for daily variation margin on futures contracts	350,259
Collateral on securities loaned	15,324,575
Total liabilities		23,878,335
Net Assets		$2,740,911,886
Net Assets consist of:
Paid in capital		$3,027,254,498
Total accumulated earnings (loss)		(286,342,612)
Net Assets		$2,740,911,886
Net Asset Value and Maximum Offering Price
Fidelity Emerging Markets Index Fund:
Net Asset Value, offering price and redemption price per share ($2,740,911,886 ÷ 301,541,882 shares)		$9.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$27,279,693
Interest		27,523
Income from Fidelity Central Funds (including $226,054 from security lending)		655,199
Income before foreign taxes withheld		27,962,415
Less foreign taxes withheld		(3,000,604)
Total income		24,961,811
Expenses
Management fee	$1,120,004
Independent trustees' fees and expenses	5,310
Interest	336
Commitment fees	3,723
Total expenses before reductions	1,129,373
Expense reductions	(22,717)
Total expenses after reductions		1,106,656
Net investment income (loss)		23,855,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,307,666)
Fidelity Central Funds	(2,338)
Foreign currency transactions	(675,861)
Futures contracts	(20,226,119)
Total net realized gain (loss)		(65,211,984)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,152,368)	(300,856,518)
Fidelity Central Funds	(36)
Assets and liabilities in foreign currencies	(239,567)
Futures contracts	(810,339)
Total change in net unrealized appreciation (depreciation)		(301,906,460)
Net gain (loss)		(367,118,444)
Net increase (decrease) in net assets resulting from operations		$(343,263,289)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,855,155	$81,023,089
Net realized gain (loss)	(65,211,984)	(30,462,296)
Change in net unrealized appreciation (depreciation)	(301,906,460)	166,398,094
Net increase (decrease) in net assets resulting from operations	(343,263,289)	216,958,887
Distributions to shareholders	(80,764,390)	(37,459,724)
Share transactions - net increase (decrease)	226,918,377	1,148,807,753
Total increase (decrease) in net assets	(197,109,302)	1,328,306,916
Net Assets
Beginning of period	2,938,021,188	1,609,714,272
End of period	$2,740,911,886	$2,938,021,188

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$9.62	$11.23	$9.04	$8.43	$10.18
Income from Investment Operations
Net investment income (loss)A	.08	.35B	.27	.24	.19	.26
Net realized and unrealized gain (loss)	(1.19)	.72	(1.66)	2.09	.61	(1.82)
Total from investment operations	(1.11)	1.07	(1.39)	2.33	.80	(1.56)
Distributions from net investment income	(.28)	(.21)	(.20)	(.14)	(.19)	(.19)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.28)	(.21)	(.22)C	(.14)	(.19)	(.19)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$9.09	$10.48	$9.62	$11.23	$9.04	$8.43
Total ReturnE,F	(10.88)%	11.33%	(12.65)%	26.29%	9.98%	(15.46)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.08%	.08%	.09%	.19%	.25%
Expenses net of fee waivers, if any	.08%I	.08%	.08%	.09%	.10%	.10%
Expenses net of all reductions	.07%I	.08%	.08%	.09%	.10%	.10%
Net investment income (loss)	1.60%I	3.40%B	2.46%	2.36%	2.26%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$2,740,912	$2,938,021	$593,466	$192,681	$269	$243
Portfolio turnover rateJ	7%I	3%	4%	4%	25%	1%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.66%.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.9
Nestle SA (Reg. S) (Switzerland, Food Products)	1.7
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.7
12.0

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	19.9
Consumer Discretionary	11.7
Industrials	11.0
Health Care	10.4
Information Technology	10.2
Consumer Staples	9.8
Communication Services	7.4
Materials	6.7
Energy	4.8
Utilities	3.2

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	16.4%
United Kingdom	9.0%
Switzerland	6.7%
Canada	6.6%
Cayman Islands	6.4%
France	6.3%
Germany	5.4%
Australia	4.0%
China	3.7%
Other*	35.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Fidelity® Global ex U.S. Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
		Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR		10,550	$172,071
Grupo Financiero Galicia SA sponsored ADR		24,086	171,492
Telecom Argentina SA Class B sponsored ADR		18,972	130,338
YPF SA Class D sponsored ADR		45,420	174,413

TOTAL ARGENTINA			648,314

Australia - 4.0%
AGL Energy Ltd.		167,974	1,843,517
Alumina Ltd.		653,770	725,195
AMP Ltd. (a)		852,724	786,773
APA Group unit		300,127	2,120,657
Aristocrat Leisure Ltd.		147,971	2,426,693
ASX Ltd.		48,832	2,574,692
Aurizon Holdings Ltd.		509,262	1,547,063
Australia & New Zealand Banking Group Ltd.		728,715	7,915,642
Bendigo & Adelaide Bank Ltd.		127,724	540,419
BHP Billiton Ltd.		759,147	15,497,463
BlueScope Steel Ltd.		127,911	834,858
Boral Ltd.		321,144	624,138
Brambles Ltd.		399,270	2,853,808
Caltex Australia Ltd.		64,674	1,041,245
Challenger Ltd.		139,186	443,285
Cimic Group Ltd.		25,086	399,329
Coca-Cola Amatil Ltd.		125,564	699,090
Cochlear Ltd.		16,489	1,960,500
Coles Group Ltd.		343,070	3,440,246
Commonwealth Bank of Australia		454,951	18,378,425
Computershare Ltd.		128,336	1,009,706
Crown Ltd.		95,305	610,104
CSL Ltd.		117,216	23,364,358
DEXUS Property Group unit		287,756	1,708,214
Flight Centre Travel Group Ltd.		36,066	255,598
Flight Centre Trvl Group Ltd. rights 5/1/20 (a)		7,729	19,089
Fortescue Metals Group Ltd.		358,356	2,738,646
Goodman Group unit		426,177	3,629,850
Harvey Norman Holdings Ltd.		132,464	237,669
Incitec Pivot Ltd.		424,163	656,015
Insurance Australia Group Ltd.		597,801	2,233,566
Lendlease Group unit		146,519	1,167,147
Macquarie Group Ltd.		84,779	5,616,015
Magellan Financial Group Ltd.		33,182	1,086,931
Medibank Private Ltd.		720,273	1,261,788
Mirvac Group unit		1,028,296	1,494,211
National Australia Bank Ltd.		742,103	8,131,579
National Australia Bank Ltd.		2,120	23,230
Newcrest Mining Ltd.		199,099	3,573,118
Orica Ltd.		102,361	1,186,231
Origin Energy Ltd.		458,986	1,650,833
Qantas Airways Ltd.		186,893	464,178
QBE Insurance Group Ltd.		380,159	2,058,507
Ramsay Health Care Ltd.		45,943	1,865,817
realestate.com.au Ltd.		12,757	729,943
Rio Tinto Ltd.		96,047	5,413,323
Santos Ltd.		459,153	1,460,014
Scentre Group unit		1,364,531	2,049,863
SEEK Ltd.		85,423	953,686
Sonic Healthcare Ltd.		113,968	2,012,703
South32 Ltd.		1,302,424	1,637,998
SP AusNet		430,673	525,259
Stockland Corp. Ltd. unit		626,232	1,162,854
Suncorp Group Ltd.		324,682	1,930,188
Sydney Airport unit		276,476	1,126,194
Tabcorp Holdings Ltd.		500,599	1,043,686
Telstra Corp. Ltd.		1,076,697	2,118,095
The GPT Group unit		510,455	1,402,869
TPG Telecom Ltd.		101,342	483,575
Transurban Group unit		697,285	6,216,136
Treasury Wine Estates Ltd.		180,628	1,188,056
Vicinity Centres unit		825,637	790,411
Washington H. Soul Pattinson & Co. Ltd.		30,857	371,107
Wesfarmers Ltd.		291,464	7,079,502
Westpac Banking Corp.		915,690	9,526,970
WiseTech Global Ltd.		35,746	425,668
Woodside Petroleum Ltd.		250,012	3,579,982
Woolworths Group Ltd.		324,700	7,514,185
WorleyParsons Ltd.		88,042	510,313

TOTAL AUSTRALIA			193,948,018

Austria - 0.1%
Andritz AG		18,709	615,068
Erste Group Bank AG		77,942	1,693,308
OMV AG		38,424	1,258,998
Raiffeisen International Bank-Holding AG		35,674	614,938
Verbund AG		17,360	786,831
Voestalpine AG		31,148	644,953

TOTAL AUSTRIA			5,614,096

Bailiwick of Jersey - 0.4%
Experian PLC		234,543	7,043,413
Ferguson PLC		58,082	4,187,845
Glencore Xstrata PLC		2,744,198	5,141,092
Polymetal International PLC		53,079	1,092,061
WPP PLC		325,213	2,523,369

TOTAL BAILIWICK OF JERSEY			19,987,780

Belgium - 0.6%
Ageas		46,492	1,673,650
Anheuser-Busch InBev SA NV		196,285	9,141,004
Colruyt NV		15,112	904,534
Galapagos Genomics NV (a)		11,433	2,525,862
Groupe Bruxelles Lambert SA		19,174	1,531,342
KBC Groep NV		64,508	3,498,977
Proximus		40,813	870,794
Solvay SA Class A		19,030	1,485,641
Telenet Group Holding NV		11,813	492,956
Titan Cement International Trading SA		7,686	106,800
Titan Cement International Trading SA		3,502	48,431
UCB SA		33,013	3,022,251
Umicore SA		51,109	2,215,092

TOTAL BELGIUM			27,517,334

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		890,000	2,128,888
Alibaba Pictures Group Ltd. (a)		3,950,000	529,049
Beijing Enterprises Water Group Ltd.		1,214,000	471,095
Brilliance China Automotive Holdings Ltd.		742,000	686,527
Cheung Kong Infrastructure Holdings Ltd.		167,000	991,982
China Gas Holdings Ltd.		667,000	2,427,039
China Oriental Group Co. Ltd. (H Shares)		107	32
China Resource Gas Group Ltd.		238,000	1,337,639
Cosco Shipping Ports Ltd.		420,953	224,264
Credicorp Ltd. (United States)		17,723	2,641,081
Dairy Farm International Holdings Ltd.		90,900	435,613
GOME Electrical Appliances Holdings Ltd. (a)		2,681,104	311,262
Haier Electronics Group Co. Ltd.		320,000	881,310
Hongkong Land Holdings Ltd.		286,782	1,199,651
Jardine Matheson Holdings Ltd.		57,260	2,508,054
Jardine Strategic Holdings Ltd.		57,652	1,239,340
Kerry Properties Ltd.		180,000	497,155
Kunlun Energy Co. Ltd.		880,000	573,316
Luye Pharma Group Ltd. (b)		314,500	152,714
Nine Dragons Paper (Holdings) Ltd.		406,000	388,430
NWS Holdings Ltd.		414,871	432,365
Shenzhen International Holdings Ltd.		237,276	458,586
Yue Yuen Industrial (Holdings) Ltd.		192,000	306,271

TOTAL BERMUDA			20,821,663

Brazil - 0.9%
Ambev SA		1,221,000	2,546,229
Atacadao Distribuicao Comercio e Industria Ltda		107,100	393,902
B2W Companhia Global do Varejo (a)		55,177	743,249
Banco Bradesco SA		336,003	1,085,017
Banco do Brasil SA		224,000	1,173,983
Banco Santander SA (Brasil) unit		103,800	515,383
BB Seguridade Participacoes SA		173,300	846,120
BM&F BOVESPA SA		533,866	3,771,885
BR Malls Participacoes SA		195,340	360,656
Brasil Foods SA (a)		149,900	534,501
BTG Pactual Participations Ltd. unit		55,900	434,831
CCR SA		319,900	726,524
Centrais Eletricas Brasileiras SA (Electrobras)		129,180	576,071
Cielo SA		309,971	231,428
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		41,000	499,277
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		83,900	618,384
Companhia Siderurgica Nacional SA (CSN)		171,000	281,756
Cosan SA Industria e Comercio		38,500	427,204
Drogasil SA		58,800	1,132,986
Embraer SA (a)		177,300	282,029
Energisa SA unit		46,200	371,272
ENGIE Brasil Energia SA		51,350	369,410
Equatorial Energia SA		218,600	736,854
Hapvida Participacoes e Investimentos SA (b)		57,400	553,533
Hypermarcas SA		93,700	501,075
IRB Brasil Resseguros SA		182,700	343,367
JBS SA		283,400	1,242,438
Klabin SA unit		186,900	612,128
Kroton Educacional SA		459,152	467,773
Localiza Rent A Car SA		159,580	1,003,336
Lojas Renner SA		206,718	1,459,369
Magazine Luiza SA		189,838	1,735,035
Multiplan Empreendimentos Imobiliarios SA		80,166	307,962
Natura & Co. Holding SA		164,033	1,071,453
Notre Dame Intermedica Participacoes SA		125,500	1,264,947
Petrobras Distribuidora SA		170,300	611,626
Petroleo Brasileiro SA - Petrobras (ON)		961,109	3,296,251
Porto Seguro SA		26,900	224,039
Rumo SA (a)		272,500	991,702
Sul America SA unit		70,147	577,259
Suzano Papel e Celulose SA		142,417	1,032,136
TIM Participacoes SA		230,300	540,398
Ultrapar Participacoes SA		180,000	479,965
Vale SA (a)		821,245	6,774,867
Weg SA		218,250	1,602,991

TOTAL BRAZIL			45,352,601

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		61,770	3,609,148
Air Canada (a)		33,683	489,776
Algonquin Power & Utilities Corp.		132,258	1,833,815
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		225,975	6,305,448
AltaGas Ltd.		74,759	893,703
ATCO Ltd. Class I (non-vtg.)		20,320	570,645
Aurora Cannabis, Inc. (a)(c)		285,488	209,201
Bank of Montreal (c)		164,237	8,350,194
Bank of Nova Scotia		313,809	12,579,864
Barrick Gold Corp. (Canada)		459,881	11,837,736
Bausch Health Cos., Inc. (Canada) (a)		83,026	1,500,129
BCE, Inc.		39,022	1,578,037
BlackBerry Ltd. (a)		125,464	535,404
Bombardier, Inc. Class B (sub. vtg.) (a)		535,283	188,433
Brookfield Asset Management, Inc. (Canada) Class A		343,950	11,623,555
CAE, Inc.		68,438	1,130,841
Cameco Corp.		96,165	956,158
Canadian Apartment Properties (REIT) unit		20,826	716,668
Canadian Imperial Bank of Commerce		114,916	6,809,348
Canadian National Railway Co.		183,190	15,149,252
Canadian Natural Resources Ltd.		306,597	5,134,363
Canadian Pacific Railway Ltd.		35,088	7,974,740
Canadian Tire Ltd. Class A (non-vtg.) (c)		14,715	1,032,518
Canadian Utilities Ltd. Class A (non-vtg.)		35,410	863,913
CCL Industries, Inc. Class B		39,105	1,222,356
Cenovus Energy, Inc. (Canada)		266,022	965,129
CGI Group, Inc. Class A (sub. vtg.) (a)		62,680	3,997,344
CI Financial Corp.		60,051	638,065
Constellation Software, Inc.		5,245	5,043,708
Cronos Group, Inc. (a)(c)		44,700	264,613
Dollarama, Inc.		77,923	2,444,138
Emera, Inc. (c)		62,825	2,500,904
Empire Co. Ltd. Class A (non-vtg.)		46,652	1,029,934
Enbridge, Inc.		521,488	15,978,637
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,024	1,904,521
First Capital Realty, Inc. unit		26,576	273,979
First Quantum Minerals Ltd.		179,280	1,094,781
Fortis, Inc.		114,657	4,443,118
Franco-Nevada Corp.		49,001	6,483,009
George Weston Ltd.		20,634	1,463,703
Gildan Activewear, Inc.		53,666	748,729
Great-West Lifeco, Inc.		71,006	1,169,193
H&R (REIT) unit		35,468	251,241
Husky Energy, Inc.		94,420	303,213
Hydro One Ltd. (b)		82,875	1,502,759
iA Financial Corp, Inc.		26,536	861,498
IGM Financial, Inc.		23,240	492,198
Imperial Oil Ltd.		67,163	1,085,165
Intact Financial Corp.		36,010	3,427,023
Inter Pipeline Ltd.		108,372	906,247
Keyera Corp. (c)		58,012	860,626
Kinross Gold Corp. (a)		313,237	2,068,069
Kirkland Lake Gold Ltd.		70,184	2,901,245
Loblaw Companies Ltd.		48,183	2,371,160
Lundin Mining Corp.		178,024	872,247
Magna International, Inc. Class A (sub. vtg.)		74,535	2,904,399
Manulife Financial Corp.		504,126	6,348,884
Methanex Corp.		16,214	257,779
Metro, Inc. Class A (sub. vtg.)		67,268	2,767,656
National Bank of Canada		86,367	3,483,346
Nutrien Ltd.		148,406	5,299,948
Onex Corp. (sub. vtg.)		22,575	1,040,563
Open Text Corp.		70,698	2,671,586
Parkland Fuel Corp.		36,984	874,947
Pembina Pipeline Corp.		142,263	3,262,355
Power Corp. of Canada (sub. vtg.)		144,912	2,317,426
PrairieSky Royalty Ltd.		49,072	358,887
Quebecor, Inc. Class B (sub. vtg.)		48,356	1,052,962
Restaurant Brands International, Inc.		62,209	3,034,585
Restaurant Brands International, Inc.		10,443	514,840
RioCan (REIT)		44,778	511,491
Rogers Communications, Inc. Class B (non-vtg.)		93,728	3,925,674
Royal Bank of Canada		367,945	22,635,246
Saputo, Inc.		61,258	1,540,307
Shaw Communications, Inc. Class B		119,830	1,955,055
Shopify, Inc. Class A (a)		26,603	16,871,724
Smart (REIT)		19,121	292,870
Sun Life Financial, Inc.		152,252	5,218,537
Suncor Energy, Inc.		395,156	7,046,066
TC Energy Corp.		240,104	11,050,011
Teck Resources Ltd. Class B (sub. vtg.)		125,386	1,105,274
TELUS Corp.		103,876	1,697,747
The Stars Group, Inc. (a)		57,894	1,615,018
The Toronto-Dominion Bank		463,344	19,359,953
Thomson Reuters Corp.		52,426	3,693,680
West Fraser Timber Co. Ltd.		12,586	350,287
Wheaton Precious Metals Corp.		116,328	4,420,121
WSP Global, Inc.		27,029	1,813,843

TOTAL CANADA			312,734,508

Cayman Islands - 6.4%
3SBio, Inc. (a)(b)		288,000	291,979
51job, Inc. sponsored ADR (a)		6,707	402,018
58.com, Inc. ADR (a)		24,746	1,285,555
AAC Technology Holdings, Inc.		188,500	891,528
Agile Property Holdings Ltd.		346,000	389,170
Airtac International Group		32,000	612,123
Alibaba Group Holding Ltd. sponsored ADR (a)		446,378	90,467,404
Anta Sports Products Ltd.		280,000	2,384,491
ASM Pacific Technology Ltd.		81,100	819,492
Autohome, Inc. ADR Class A (c)		15,444	1,268,725
Baidu.com, Inc. sponsored ADR (a)		70,412	7,106,683
Baozun, Inc. sponsored ADR (a)(c)		11,158	355,271
BeiGene Ltd. ADR (a)		10,169	1,554,128
Best, Inc. ADR (a)		50,990	273,816
Bosideng International Holdings Ltd.		836,000	226,653
Budweiser Brewing Co. APAC Ltd. (b)		330,800	898,924
Chailease Holding Co. Ltd.		322,304	1,222,351
Cheung Kong Property Holdings Ltd.		662,716	4,187,534
China Aoyuan Group Ltd.		286,000	336,030
China Conch Venture Holdings Ltd.		421,000	2,012,959
China East Education Holdings Ltd. (b)		116,000	186,371
China Education Group Holdings Ltd.		150,000	251,723
China Hongqiao Group Ltd.		417,000	205,561
China Huishan Dairy Holdings Co. Ltd. (a)(d)		397,000	10,754
China Liansu Group Holdings Ltd.		276,000	395,500
China Literature Ltd. (a)(b)		53,200	237,479
China Medical System Holdings Ltd.		319,000	375,518
China Mengniu Dairy Co. Ltd.		702,000	2,485,859
China Resources Cement Holdings Ltd.		656,000	892,623
China Resources Land Ltd.		808,634	3,341,442
China State Construction International Holdings Ltd.		443,250	343,655
China Zhongwang Holdings Ltd.		280,000	67,304
CIFI Holdings Group Co. Ltd.		735,441	561,831
CK Hutchison Holdings Ltd.		694,216	5,145,652
Country Garden Holdings Co. Ltd.		1,970,906	2,553,064
Country Garden Services Holdings Co. Ltd.		294,000	1,358,331
Ctrip.com International Ltd. ADR (a)		122,279	3,149,907
Dali Foods Group Co. Ltd. (b)		481,000	297,154
ENN Energy Holdings Ltd.		206,200	2,324,382
Evergrande Real Estate Group Ltd. (c)		490,000	871,091
Future Land Development Holding Ltd.		524,000	509,197
GDS Holdings Ltd. ADR (a)(c)		15,263	874,875
Geely Automobile Holdings Ltd.		1,304,000	2,028,402
Genscript Biotech Corp. (a)		222,000	395,916
Greentown Service Group Co. Ltd.		268,000	352,693
Haidilao International Holding Ltd. (b)		95,000	411,704
Haitian International Holdings Ltd.		172,000	304,327
Hansoh Pharmaceutical Group Co. Ltd. (b)		120,000	463,353
Hengan International Group Co. Ltd.		186,000	1,654,089
Huazhu Group Ltd. ADR		34,541	1,243,821
Hutchison China Meditech Ltd. sponsored ADR (a)		16,725	359,755
HUYA, Inc. ADR (a)(c)		15,934	258,609
Innovent Biologics, Inc.(a)(b)		237,500	1,169,636
iQIYI, Inc. ADR (a)(c)		31,546	535,336
JD.com, Inc. sponsored ADR (a)		190,726	8,220,291
Kaisa Group Holdings Ltd.		505,000	193,222
Kingboard Chemical Holdings Ltd.		162,000	395,208
Kingboard Laminates Holdings Ltd.		274,000	265,176
Kingdee International Software Group Co. Ltd.		579,000	828,071
Kingsoft Corp. Ltd. (a)(c)		220,000	755,526
KWG Property Holding Ltd.		307,500	454,883
Lee & Man Paper Manufacturing Ltd.		261,000	160,340
Li Ning Co. Ltd.		516,000	1,629,257
Lijun International Pharmaceutical Holding Ltd.		364,000	256,305
Logan Property Holdings Co. Ltd.		328,000	517,054
Longfor Properties Co. Ltd. (b)		457,000	2,323,402
Meituan Dianping Class B (a)		262,500	3,514,635
Melco Crown Entertainment Ltd. sponsored ADR		53,223	841,988
Momo, Inc. ADR		36,966	890,141
NetEase, Inc. ADR		18,362	6,334,156
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		36,794	4,697,122
Nexteer Auto Group Ltd.		166,000	85,313
NIO, Inc. sponsored ADR (a)(c)		171,318	584,194
Noah Holdings Ltd. sponsored ADR (a)(c)		9,514	264,109
Pinduoduo, Inc. ADR (a)		50,142	2,378,736
Ping An Healthcare and Technology Co. Ltd. (a)(b)		81,200	1,118,611
Sands China Ltd.		618,400	2,503,591
Semiconductor Manufacturing International Corp. (a)(c)		795,100	1,492,357
Shenzhou International Group Holdings Ltd.		189,600	2,188,294
Shimao Property Holdings Ltd.		283,500	1,152,392
Shui On Land Ltd.		624,000	110,550
SINA Corp. (a)		16,763	566,087
Sino Biopharmaceutical Ltd.		1,804,500	2,630,238
SOHO China Ltd.		345,000	165,315
Sunac China Holdings Ltd.		633,000	2,831,571
Sunny Optical Technology Group Co. Ltd.		184,500	2,569,260
TAL Education Group ADR (a)		99,273	5,379,604
Tencent Holdings Ltd.		1,476,500	77,618,775
Tencent Music Entertainment Group ADR (a)		19,319	220,430
Tingyi (Cayman Islands) Holding Corp.		516,000	915,952
Topsports International Holdings Ltd. (b)		306,000	386,834
Towngas China Co. Ltd.		167,852	84,375
Uni-President China Holdings Ltd.		260,000	261,024
Vipshop Holdings Ltd. ADR (a)		114,385	1,822,153
Want Want China Holdings Ltd.		1,283,000	914,448
Weibo Corp. sponsored ADR (a)(c)		13,971	524,332
WH Group Ltd. (b)		2,470,000	2,355,770
Wharf Real Estate Investment Co. Ltd.		313,000	1,325,077
Wuxi Biologics (Cayman), Inc. (a)(b)		196,000	3,051,019
Wynn Macau Ltd.		398,800	688,678
Xiaomi Corp. Class B (a)(b)		2,657,400	3,485,432
Xinyi Solar Holdings Ltd.		972,432	617,155
Yihai International Holding Ltd.		123,000	980,173
Yuzhou Properties Co.		334,478	142,499
YY, Inc. ADR (a)		14,764	900,013
Zai Lab Ltd. ADR (a)		9,434	591,700
Zhen Ding Technology Holding Ltd.		138,302	495,380
Zhenro Properties Group Ltd. (c)		442,000	283,513
Zhongsheng Group Holdings Ltd. Class H		134,000	537,838
ZTO Express (Cayman), Inc. sponsored ADR		80,585	2,398,210

TOTAL CAYMAN ISLANDS			311,501,527

Chile - 0.2%
Aguas Andinas SA		524,141	175,781
Banco de Chile (a)		11,488,897	1,012,795
Banco de Credito e Inversiones		13,927	517,079
Banco Santander Chile		17,119,431	735,096
Cencosud SA		420,141	508,255
Colbun SA		1,710,041	250,904
Compania Cervecerias Unidas SA		33,399	240,022
Compania de Petroleos de Chile SA (COPEC)		106,226	663,897
CorpBanca SA		34,171,557	96,715
Empresa Nacional de Telecomunicaciones SA (ENTEL)		31,103	188,130
Empresas CMPC SA		316,849	683,072
Enel Chile SA		7,645,415	622,604
Enersis SA		9,590,988	1,573,800
LATAM Airlines Group SA		59,407	224,493
S.A.C.I. Falabella		208,767	570,115

TOTAL CHILE			8,062,758

China - 3.7%
A-Living Services Co. Ltd. (H Shares) (b)		97,500	538,970
Agricultural Bank of China Ltd.:
(A Shares)		584,800	285,461
(H Shares)		8,145,000	3,388,174
Aier Eye Hospital Group Co. Ltd. (A Shares)		40,270	249,245
Air China Ltd. (H Shares)		522,000	372,200
Aisino Co. Ltd. (A Shares)		37,600	90,338
Aluminum Corp. of China Ltd.:
(A shares) (a)		236,800	94,990
(H Shares) (a)		844,000	177,634
Angang Steel Co. Ltd. (H Shares)		37	10
Anhui Conch Cement Co. Ltd.:
(A Shares)		32,800	274,628
(H Shares)		351,000	2,767,769
Anhui Gujing Distillery Co. Ltd. (A Shares)		8,400	158,729
Anhui Kouzi Distillery Co. Ltd. (A Shares)		15,900	92,108
Anxin Trust Co. Ltd. (A Shares) (a)(d)		32,800	11,611
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		6,200	163,069
Autobio Diagnostics Co. Ltd.		6,400	120,842
AVIC Aircraft Co. Ltd. (A Shares)		66,000	163,139
AVIC Aviation Engine Corp. PLC (A Shares)		43,500	151,092
AVIC Capital Co. Ltd. (A Shares)		223,200	122,784
AVIC Electromechanical Systems Co. Ltd. (A Shares)		124,900	145,034
AVIC Jonhon OptronicTechnology Co. Ltd.		22,000	110,569
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)		28,500	134,031
AviChina Industry & Technology Co. Ltd. (H Shares)		662,000	261,273
Baic Motor Corp. Ltd. (H Shares) (b)		409,500	179,152
Bank Communications Co. Ltd.:
(H Shares)		2,049,000	1,298,464
Class A		730,700	533,575
Bank of Beijing Co. Ltd. (A Shares)		410,516	287,955
Bank of Chengdu Co. Ltd. Class A		142,900	155,817
Bank of China Ltd. (H Shares)		21,080,000	8,025,222
Bank of Guiyang Co. Ltd. (A Shares)		82,420	91,584
Bank of Hangzhou Co. Ltd. (A Shares)		127,280	148,038
Bank of Jiangsu Co. Ltd. (A Shares)		181,100	154,161
Bank of Nanjing Co. Ltd. (A Shares)		172,900	186,999
Bank of Ningbo Co. Ltd. (A Shares)		94,200	343,643
Bank of Shanghai Co. Ltd. (A Shares)		245,620	282,735
Baoshan Iron & Steel Co. Ltd. (A Shares)		296,700	203,091
BBMG Corp. (H Shares)		485,000	122,617
Beijing Capital Development Co. Ltd. (A Shares)		97,300	90,738
Beijing Capital International Airport Co. Ltd. (H Shares)		396,000	265,328
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		68,900	87,746
Beijing Enlight Media Co. Ltd. (A Shares)		65,400	97,525
Beijing New Building Materials PLC (A Shares)		37,000	132,323
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		36,400	196,187
Beijing Originwater Technology Co. Ltd. (A Shares)		97,400	129,909
Beijing Shiji Information Technology Co. Ltd. (A Shares)		19,400	83,177
Beijing Shunxin Agriculture Co. Ltd.		17,300	131,855
Beijing Sinnet Technology Co. Ltd. (A Shares)		40,200	153,096
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		28,600	136,604
Beijing Tongrentang Co. Ltd. (A Shares)		31,500	113,948
Beijing Yanjing Brewery Co. Ltd. (A Shares)		84,100	70,540
Betta Pharmaceuticals Co. Ltd. (A Shares)		6,600	86,825
BGI Genomics Co. Ltd.		11,800	173,167
BOE Technology Group Co. Ltd. (A Shares)		609,100	319,134
Bohai Leasing Co. Ltd. (A shares) (a)		165,200	63,353
By-Health Co. Ltd. (A Shares)		45,700	119,744
BYD Co. Ltd.:
(A Shares)		17,000	141,987
(H Shares) (c)		170,500	1,060,315
Caitong Securities Co. Ltd.		65,900	87,314
CGN Power Co. Ltd. (H Shares) (b)		2,489,000	626,107
Changchun High & New Technology Industry Group, Inc. (A Shares)		3,100	257,656
Changjiang Securities Co. Ltd. (A Shares)		46,300	41,136
Chaozhou Three-Circle Group Co. (A Shares)		28,000	81,385
China Avionics Systems Co. Ltd. (A Shares)		30,000	58,654
China Cinda Asset Management Co. Ltd. (H Shares)		2,401,000	465,355
China CITIC Bank Corp. Ltd.:
(A Shares)		111,700	81,779
(H Shares)		2,311,000	1,129,003
China Coal Energy Co. Ltd. (H Shares)		334,000	89,357
China Communications Construction Co. Ltd.:
(A Shares)		82,200	92,524
(H Shares)		1,044,000	701,719
China Communications Services Corp. Ltd. (H Shares)		538,000	383,493
China Construction Bank Corp. (H Shares)		24,932,000	20,012,010
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)		127,400	78,148
(H Shares) (a)		444,000	180,446
China Everbright Bank Co. Ltd.:
(A Shares)		324,600	170,551
(H Shares)		1,197,000	507,951
China Film Co. Ltd. (A Shares)		59,000	109,864
China Fortune Land Development Co. Ltd. (A Shares)		54,600	183,089
China Galaxy Securities Co. Ltd. (H Shares)		805,500	409,034
China Gezhouba Group Co. Ltd. (A Shares)		123,800	113,102
China Grand Automotive Services Co. Ltd. (A Shares)		153,400	74,443
China Greatwall Technology Group Co. Ltd. (A Shares)		51,700	85,579
China Huarong Asset Management Co. Ltd. (b)		2,132,000	237,622
China International Capital Corp. Ltd. (H Shares) (b)		317,200	487,126
China International Travel Service Corp. Ltd. (A Shares)		33,500	428,812
China Jushi Co. Ltd. (A Shares)		94,700	116,545
China Life Insurance Co. Ltd.		31,100	124,189
China Life Insurance Co. Ltd. (H Shares)		1,945,000	4,148,100
China Longyuan Power Grid Corp. Ltd. (H Shares)		686,000	342,883
China Merchants Bank Co. Ltd.:
(A Shares)		204,500	1,005,716
(H Shares)		1,094,751	5,180,704
China Merchants Energy Shipping Co. Ltd. (A Shares)		110,600	105,372
China Merchants Securities Co. Ltd. (A Shares)		90,100	232,471
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		144,200	345,176
China Minsheng Banking Corp. Ltd.:
(A Shares)		589,800	489,347
(H Shares)		1,759,800	1,310,876
China Molybdenum Co. Ltd.:
(H Shares)		909,000	274,246
Class A		278,300	135,598
China National Building Materials Co. Ltd. (H Shares)		949,000	1,185,439
China National Chemical Engineering Co. Ltd. (A Shares)		100,800	87,090
China National Nuclear Power Co. Ltd. (A Shares)		334,200	203,995
China National Software & Service Co. Ltd. (A Shares)		8,800	101,210
China Northern Rare Earth Group High-Tech Co. Ltd.		51,000	65,071
China Oilfield Services Ltd. (H Shares)		458,000	356,743
China Pacific Insurance (Group) Co. Ltd.		33,900	145,737
China Pacific Insurance (Group) Co. Ltd. (H Shares)		770,400	2,548,816
China Petroleum & Chemical Corp.:
(A Shares)		332,700	209,188
(H Shares)		6,674,000	3,326,406
China Railway Construction Corp. Ltd. (H Shares)		712,500	782,330
China Railway Group Ltd.:
(A Shares)		462,900	380,546
(H Shares)		562,000	336,035
China Railway Signal & Communications Corp. (H Shares) (b)		323,000	159,639
China Reinsurance Group Corp. (H Shares)		1,336,000	156,548
China Resources Double Crane Pharmaceutical Co. Ltd.		32,300	57,848
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		27,900	113,580
China Shenhua Energy Co. Ltd.:
(A Shares)		42,300	94,906
(H Shares)		924,500	1,637,833
China Shipbuilding Industry Co. (A Shares)		374,400	219,397
China Shipping Development Co. Ltd.:
(A Shares)		122,300	145,652
(H Shares)		208,000	136,168
China South Publishing & Media Group Co. Ltd. (A Shares)		48,000	73,897
China Southern Airlines Ltd. (H Shares)		664,000	332,021
China Spacesat Co. Ltd. (A Shares)		18,600	85,690
China State Construction Engineering Corp. Ltd. (A Shares)		728,560	534,740
China Telecom Corp. Ltd. (H Shares)		3,540,000	1,222,718
China Tower Corp. Ltd. (H Shares) (b)		10,906,000	2,427,069
China TransInfo Technology Co. Ltd. (A Shares)		23,000	74,883
China United Network Communications Ltd. (A Shares)		470,300	344,434
China Vanke Co. Ltd.:
(A Shares)		112,000	419,677
(H Shares)		431,000	1,448,475
China Yangtze Power Co. Ltd. (A Shares)		347,000	853,529
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		25,900	43,814
Chongqing Changan Automobile Co. Ltd. (A Shares)		79,900	109,003
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		655,000	285,747
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		22,600	250,521
CITIC Securities Co. Ltd.:
(A Shares)		128,200	423,513
(H Shares)		549,000	1,051,605
Contemporary Amperex Technology Co. Ltd.		35,000	693,627
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		239,300	120,760
(H Shares) (a)		435,500	125,824
CRRC Corp. Ltd. (H Shares)		1,622,950	859,123
CSC Financial Co. Ltd. (A Shares)		44,600	216,924
Daqin Railway Co. Ltd. (A Shares)		274,600	278,206
Datang International Power Generation Co. Ltd. (H Shares)		482,000	69,729
Dawning Information Industry Co. Ltd. (A Shares)		14,800	100,017
DHC Software Co. Ltd. (A Shares)		48,700	92,512
Dong E-E-Jiao Co. Ltd. (A Shares)		21,600	93,581
Dongfang Electric Corp. Ltd. (A Shares)		58,000	69,919
Dongfeng Motor Group Co. Ltd. (H Shares)		672,000	445,712
Dongxing Securities Co. Ltd. (A Shares)		61,600	92,259
East Money Information Co. Ltd. (A Shares)		77,500	196,955
Eve Energy Co. Ltd. (A shares) (a)		16,900	158,177
Everbright Securities Co. Ltd. (A Shares)		72,800	113,666
Fangda Carbon New Material Co. Ltd. (A Shares)		72,400	84,845
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		29,600	132,030
Financial Street Holdings Co. Ltd. (A Shares)		135,000	131,728
First Capital Securities Co. Ltd. (A Shares)		93,900	91,104
Focus Media Information Technology Co. Ltd. (A Shares)		252,840	171,205
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		32,400	558,559
Founder Securities Co. Ltd. (A Shares)		136,200	135,430
Foxconn Industrial Internet Co. Ltd. (A Shares)		41,300	84,945
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		69,500	193,454
(H Shares) (b)		60,800	132,648
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		900	47,911
GCL System Integration Technology Co. Ltd. (a)		116,200	41,243
GD Power Development Co. Ltd. (A Shares)		261,000	73,273
Gemdale Corp. (A Shares)		84,400	158,457
GF Securities Co. Ltd.:
(A Shares)		159,000	304,351
(H Shares)		149,600	162,334
Giant Network Group Co. Ltd. (A Shares)		42,900	102,746
Gigadevice Semiconductor Beijing, Inc. (A Shares)		5,400	209,531
Glodon Co. Ltd. (A Shares)		25,300	185,565
GoerTek, Inc. (A Shares)		54,100	145,630
Grandjoy Holdings Group Co. Ltd.		100,400	76,145
Great Wall Motor Co. Ltd. (H Shares)		753,500	503,758
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		19,600	149,737
Greenland Holdings Corp. Ltd. (A Shares)		131,300	104,135
Guangdong Haid Group Co. Ltd. (A Shares)		35,800	217,986
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)		92,600	119,594
Guanghui Energy Co. Ltd. (A Shares)		176,300	62,587
Guangzhou Automobile Group Co. Ltd.		76,100	104,794
Guangzhou Automobile Group Co. Ltd. (H Shares)		724,000	649,651
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		45,800	101,756
Guangzhou Baiyunshan Pharma Health (A Shares)		36,800	159,380
Guangzhou Haige Communications Group (A Shares)		36,400	61,692
Guangzhou R&F Properties Co. Ltd. (H Shares)		318,000	403,824
Guosen Securities Co. Ltd. (A Shares)		48,100	71,780
Guotai Junan Securities Co. Ltd.:
(A Shares)		15,500	36,638
(H Shares) (b)		292,400	416,186
Guoyuan Securities Co. Ltd. (A Shares)		71,000	80,939
Hafei Aviation Industry Co. Ltd. (A Shares)		20,900	130,269
Haier Smart Home Co. Ltd. (A Shares)		108,100	232,991
Haitong Securities Co. Ltd.:
(A Shares)		114,700	206,049
(H Shares)		749,600	678,628
Hanergy Mobile Energy Holding (d)		576,000	1
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		131,900	591,339
Hangzhou Robam Appliances Co. Ltd. (A Shares)		26,800	119,402
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		15,000	160,561
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		18,300	107,988
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		41,800	237,333
Hengli Petrochemical Co. Ltd. (A Shares)		107,600	212,518
Hengtong Optic-electric Co. Ltd. (A Shares)		53,800	126,023
Hengyi Petrochemical Co. Ltd. (A Shares)		70,100	120,972
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		9,700	160,553
Hongfa Technology Co. Ltd. (A Shares)		12,800	58,463
Huaan Securities Co. Ltd. (A Shares)		89,900	90,703
Huadian Power International Corp. Ltd. (H Shares)		526,000	182,985
Huadong Medicine Co. Ltd. (A Shares)		38,360	107,138
Hualan Biological Engineer, Inc. (A Shares)		40,950	223,885
Huaneng Power International, Inc. (H Shares)		1,136,000	427,072
Huatai Securities Co. Ltd.:
(A Shares)		71,000	179,539
(H Shares) (b)		485,600	805,310
HUAXI Securities Co. Ltd.		51,000	72,399
Huaxia Bank Co. Ltd. (A Shares)		256,800	237,291
Huaxin Cement Co. Ltd. (A Shares)		21,900	81,201
Huayu Automotive Systems Co. Ltd. (A Shares)		47,531	135,145
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		148,600	115,153
Hundsun Technologies, Inc. (A Shares)		11,600	166,325
iFlytek Co. Ltd. (A Shares)		29,300	135,797
Industrial & Commercial Bank of China Ltd.:
(A Shares)		423,500	308,655
(H Shares)		17,191,000	11,526,726
Industrial Bank Co. Ltd. (A Shares)		287,300	670,160
Industrial Securities Co. Ltd. (A Shares)		121,800	102,693
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		103,500	423,768
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		755,900	115,088
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		78,100	105,142
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (a)		192,200	77,572
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		334,081	205,074
Inspur Electronic Information Industry Co. Ltd. (A Shares)		28,112	164,080
Jafron Biomedical Co. Ltd. (A Shares)		8,600	134,143
Jiangsu Expressway Co. Ltd. (H Shares)		264,000	315,128
Jiangsu Hengli Hydraulic Co. Ltd.		16,200	157,764
Jiangsu Hengrui Medicine Co. Ltd. (A Shares) (a)		61,700	801,292
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		29,700	135,830
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		25,200	348,717
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		17,200	84,230
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		90,400	102,359
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		61,500	96,602
Jiangxi Copper Co. Ltd. (H Shares)		332,000	322,990
Jiangxi Ganfeng Lithium Co. Ltd.		16,300	104,427
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		45,700	119,016
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		43,300	93,063
Jinke Properties Group Co. Ltd. (A Shares)		128,900	143,530
Jinyu Bio-Technology Co. Ltd. (A Shares)		21,700	72,298
Jointown Pharmaceutical Group (A Shares)		41,500	104,491
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		19,900	131,669
Juewei Food Co. Ltd.		18,800	139,810
Juneyao Airlines Co. Ltd. (A shares) (a)		61,900	85,670
Kangmei Pharmaceutical Co. Ltd. (A Shares)		10,500	3,968
Kweichow Moutai Co. Ltd. (A Shares)		18,600	3,308,738
Legend Holdings Corp.:
(H Shares) (b)		86,900	101,693
rights (a)(d)		7,753	1,300
Lens Technology Co. Ltd. (A Shares)		59,900	150,617
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		32,700	174,464
Leyard Optoelectronic Co. Ltd. (A Shares)		58,000	45,162
Liaoning Chengda Co. Ltd. (A Shares) (a)		28,500	70,331
Lomon Billions Group Co. Ltd. (A Shares)		54,900	127,908
LONGi Green Energy Technology Co. Ltd.		34,800	150,347
Luxshare Precision Industry Co. Ltd. (A Shares)		88,115	580,197
Luzhou Laojiao Co. Ltd. (A Shares)		21,800	241,393
Maanshan Iron & Steel Co. Ltd. (A Shares)		415,200	153,249
Mango Excellent Media Co. Ltd. (A Shares)		27,800	180,324
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		74,364	119,482
Metallurgical Corp. China Ltd. (H Shares)		1,254,000	217,640
Muyuan Foodstuff Co. Ltd. (A Shares)		33,000	589,873
Nanji E-Commerce Co. Ltd. (A Shares) (a)		62,600	120,110
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		8,900	71,920
Nanjing Securities Co. Ltd. (A Shares)		53,600	102,148
NARI Technology Co. Ltd. (A Shares)		52,900	149,096
NAURA Technology Group Co. Ltd.		8,700	183,066
NavInfo Co. Ltd. Class A		43,300	88,552
New China Life Insurance Co. Ltd. (H Shares)		261,500	906,022
Ningbo Joyson Electronic Corp. (A shares)		20,300	57,082
Ningbo Zhoushan Port Co. Ltd. Class A		246,300	115,284
Northeast Securities Co. Ltd. (A Shares)		57,700	65,667
O-film Tech Co. Ltd. (A Shares) (a)		54,500	115,269
Offshore Oil Enginering Co. Ltd. (A Shares)		104,800	72,960
Oppein Home Group, Inc. (A Shares)		7,800	116,024
Orient Securities Co. Ltd. (A Shares)		106,100	139,510
People's Insurance Co. of China Group Ltd.:
(A Shares)		140,700	124,804
(H Shares)		2,046,000	669,617
Perfect World Co. Ltd. (A Shares)		24,800	164,336
PetroChina Co. Ltd. (H Shares)		5,562,000	1,997,824
PICC Property & Casualty Co. Ltd. (H Shares)		1,772,933	1,696,602
Ping An Bank Co. Ltd. (A Shares)		267,700	521,565
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		109,400	1,138,237
(H Shares)		1,494,000	15,203,335
Poly Developments & Holdings (A Shares)		200,700	454,940
Postal Savings Bank of China Co. Ltd. (H Shares) (b)		2,068,000	1,235,739
Power Construction Corp. of China Ltd. (A Shares)		304,400	152,761
Qihoo 360 Technology Co. Ltd. (A Shares)		28,600	74,388
Risesun Real Estate Development Co. Ltd. (A Shares)		93,000	105,402
Rongsheng Petrochemical Co. Ltd. (A Shares)		94,300	158,244
SAIC Motor Corp. Ltd. (A Shares)		132,000	348,974
Sanan Optoelectronics Co. Ltd. (A Shares)		67,100	204,528
Sangfor Technologies, Inc.		6,400	172,333
Sany Heavy Industry Co. Ltd. (A Shares)		128,300	351,729
SDIC Capital Co. Ltd.		42,900	71,547
SDIC Power Holdings Co. Ltd. (A Shares)		147,300	159,573
Sealand Securities Co. Ltd. (A Shares)		114,180	69,170
Seazen Holdings Co. Ltd. (A Shares)		25,600	113,427
SF Holding Co. Ltd. (A Shares)		30,900	201,790
Shaanxi Coal Industry Co. Ltd. (A Shares)		125,800	133,460
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		32,210	99,219
Shandong Gold Mining Co. Ltd. (A Shares)		37,080	188,440
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		45,800	106,846
Shandong Linglong Tyre Co. Ltd. (A Shares)		18,800	57,201
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		237,000	69,777
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		472,000	717,036
Shanghai AJ Group Co. Ltd. (A Shares)		67,900	75,227
Shanghai Baosight Software Co. Ltd. (A Shares)		18,600	131,971
Shanghai Construction Group Co. Ltd. (A Shares)		236,800	109,511
Shanghai Electric Group Co. Ltd.:
(A Shares)		219,900	150,107
(H Shares)		516,000	158,591
Shanghai Electric Power Co. Ltd. (A Shares)		147,100	152,857
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		36,100	169,333
(H Shares)		145,000	547,808
Shanghai International Airport Co. Ltd. (A Shares)		5,300	52,490
Shanghai International Port Group Co. Ltd. (A Shares)		201,100	117,902
Shanghai Jahwa United Co. Ltd. (A Shares)		23,900	108,771
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		354,010	292,167
Shanghai M&G Stationery, Inc. (A Shares)		19,400	140,060
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		81,400	212,220
(H Shares)		133,300	234,635
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		437,800	654,518
Shanghai RAAS Blood Products Co. Ltd. (A Shares) (a)		84,800	100,279
Shanghai Tunnel Engineering Co. Ltd.		151,500	121,720
Shanghaioriental Pearl Media Co. Ltd.		19,390	24,542
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		130,000	103,855
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		77,000	71,727
Shanxi Securities Co. Ltd. (A Shares)		64,500	63,820
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		15,500	232,895
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		148,000	98,494
Shenergy Co. Ltd. (A Shares)		170,800	127,593
Shengyi Technology Co. Ltd.		38,700	174,953
Shennan Circuits Co. Ltd. (A Shares)		6,000	192,920
Shenwan Hongyuan Group Co. Ltd. (A Shares)		354,900	217,493
Shenzhen Energy Group Co. Ltd. (A Shares)		190,800	147,456
Shenzhen Expressway Co. Ltd. (H Shares)		188,000	215,552
Shenzhen Goodix Technology Co. Ltd. (A Shares)		6,200	204,624
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		19,300	59,702
Shenzhen Inovance Technology Co. Ltd. (A Shares)		35,100	160,955
Shenzhen Kangtai Biological Products Co. Ltd.		11,600	216,798
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		15,400	550,962
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		170,200	155,915
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		32,300	84,763
Shenzhen Sunway Communication Co. Ltd. (A Shares) (a)		17,900	102,450
Siasun Robot & Automation Co. Ltd. (A Shares) (a)		29,800	54,987
Sichuan Chuantou Energy Co. Ltd. (A Shares)		31,436	39,820
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		29,900	81,327
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		39,400	181,759
Sinolink Securities Co. Ltd. (A Shares)		75,000	101,586
Sinopec Engineering Group Co. Ltd. (H Shares)		322,000	154,383
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		287,900	162,130
(H Shares)		577,000	156,656
Sinopharm Group Co. Ltd. (H Shares)		335,600	904,899
Sinotrans Ltd.		160,600	73,501
Sinotrans Ltd. (H Shares)		514,000	124,683
Songcheng Performance Development Co. Ltd. (A Shares)		32,700	137,021
Soochow Securities Co. Ltd. (A Shares)		78,130	84,287
Southwest Securities Co. Ltd. (A Shares)		114,400	72,243
Spring Airlines Co. Ltd. (A Shares)		21,200	111,043
Suning.com Co. Ltd. (A Shares)		198,500	234,863
Sunwoda Electronic Co. Ltd. (A Shares)		24,400	48,859
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		34,400	125,867
Suzhou Gold Mantis Consolidated Co. Ltd.		101,500	114,599
Tahoe Group Co. Ltd. (A Shares) (d)		141,800	88,346
TangShan Port Group Co. Ltd. (A Shares)		370,500	118,944
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		48,500	95,172
TBEA Co. Ltd. (A Shares)		117,000	123,946
TCL Corp. (A Shares)		212,300	137,270
The Pacific Securities Co. Ltd. (A Shares) (a)		144,200	65,501
Tian Di Science & Technology Co. Ltd. (A Shares)		178,500	76,184
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		41,800	100,668
Tianma Microelectronics Co. Ltd. (A Shares)		56,400	111,792
Tianqi Lithium Corp. (A Shares)		33,150	76,165
Toly Bread Co. Ltd.		15,300	105,300
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		55,500	98,510
Tongkun Group Co. Ltd. (A Shares)		40,400	66,442
Tongwei Co. Ltd. (A Shares)		65,600	138,006
Topchoice Medical Corp. (a)		6,800	116,804
Transfar Zhilian Co. Ltd.		105,600	90,951
TravelSky Technology Ltd. (H Shares)		257,000	453,844
Tsingtao Brewery Co. Ltd.:
(A Shares)		14,800	109,713
(H Shares)		86,000	522,444
Unigroup Guoxin Microelectronics Co. Ltd.		14,700	126,077
Unisplendour Corp. Ltd. (A Shares)		26,300	153,775
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		22,700	56,441
Venustech Group, Inc. Class A		24,300	139,417
Walvax Biotechnology Co. Ltd. (A Shares)		30,700	173,978
Wanda Film Holding Co. Ltd. (A Shares) (a)		61,800	144,018
Wangsu Science & Technology Co. Ltd. (A Shares)		44,200	50,385
Wanhua Chemical Group Co. Ltd. (A Shares)		53,600	337,113
Wanxiang Qianchao Co. Ltd. (A Shares)		65,200	45,383
Weichai Power Co. Ltd.:
(A Shares)		88,600	165,919
(H Shares)		509,600	895,372
Weifu High-Technology Group Co. Ltd. (A Shares)		37,700	107,180
Weihai Guangwei Composites Co. Ltd. (A Shares)		8,200	62,729
Wens Foodstuffs Group Co. Ltd. (A Shares)		83,000	352,381
Western Securities Co. Ltd. (A Shares)		67,600	75,178
Will Semiconductor Ltd.		9,200	249,356
Wingtech Technology Co. Ltd. (A Shares) (a)		14,300	212,338
Winning Health Technology Group Co. Ltd. (A Shares)		26,400	94,141
Wuchan Zhongda Group Co. Ltd.		106,200	69,871
Wuhan Guide Infrared Co. Ltd. (A Shares)		14,700	84,696
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		40,800	206,777
Wuliangye Yibin Co. Ltd. (A Shares)		46,500	883,403
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		30,300	113,084
WuXi AppTec Co. Ltd.		23,600	333,165
WuXi AppTec Co. Ltd. (H Shares) (b)		38,000	535,750
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		19,900	105,215
XCMG Construction Machinery Co. Ltd. (A Shares)		142,700	110,821
Xiamen C&D, Inc. (A Shares)		104,400	122,729
Xinhu Zhongbao Co. Ltd. (A Shares)		153,700	67,415
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		59,282	83,180
(H Shares)		134,252	131,634
Yango Group Co. Ltd. (A Shares)		105,900	103,437
Yantai Jereh Oilfield Services (A Shares)		19,800	69,169
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		90,400	105,400
(H Shares)		424,000	322,138
Yealink Network Technology Corp. Ltd.		9,500	120,476
Yifeng Pharmacy Chain Co. Ltd.		9,700	129,409
Yintai Gold Co. Ltd. (A Shares)		31,100	71,286
Yonghui Superstores Co. Ltd. (A Shares)		150,700	215,077
Yonyou Network Technology Co. Ltd. (A Shares)		29,100	188,505
Yunda Holding Co. Ltd. (A Shares)		31,400	130,569
Yunnan Baiyao Group Co. Ltd. (A Shares)		23,300	296,453
Yunnan Energy New Material Co. Ltd.		10,800	81,768
Yunnan Tin Co. Ltd. (A Shares) (a)		41,000	48,543
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		9,998	196,330
Zhaojin Mining Industry Co. Ltd. (H Shares)		235,000	264,028
Zhejiang Chint Electric Co. Ltd. (A Shares)		38,700	135,255
Zhejiang Dahua Technology Co. Ltd. (A Shares)		48,900	115,121
Zhejiang Expressway Co. Ltd. (H Shares)		318,000	240,503
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (a)		22,600	82,313
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		16,800	80,268
Zhejiang Longsheng Group Co. Ltd. (A Shares)		31,500	53,309
Zhejiang NHU Co. Ltd. (A Shares)		49,400	189,137
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		60,100	183,947
Zhejiang Supor Cookware Co. Ltd.		13,200	122,298
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		55,800	102,516
Zheshang Securities Co. Ltd.		52,300	71,276
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)		77,200	267,760
Zhongji Innolight Co. Ltd. (A Shares)		9,100	82,285
Zhongjin Gold Co. Ltd. (A Shares)		60,400	71,365
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		22,800	95,434
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		146,800	449,081
Zijin Mining Group Co. Ltd. (H Shares)		1,908,000	778,977
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		461,300	414,940
ZTE Corp.:
(A Shares) (a)		30,600	174,879
(H Shares) (a)		237,080	668,248

TOTAL CHINA			183,136,643

Colombia - 0.0%
Bancolombia SA		69,950	447,369
Ecopetrol SA		1,261,976	666,211
Grupo de Inversiones Suramerica SA		57,602	313,108
Interconexion Electrica SA ESP		104,792	481,741
Inversiones Argos SA		75,786	176,496

TOTAL COLOMBIA			2,084,925

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		43,103	803,864
Komercni Banka A/S		20,576	436,181
MONETA Money Bank A/S (b)		144,163	301,522

TOTAL CZECH REPUBLIC			1,541,567

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		1,136	1,048,538
Series B		1,539	1,531,695
Carlsberg A/S Series B		27,653	3,486,855
Christian Hansen Holding A/S		27,330	2,355,214
Coloplast A/S Series B		30,758	4,864,907
Danske Bank A/S (a)		164,776	1,955,267
DSV A/S		53,807	5,551,977
Genmab A/S (a)		16,573	3,985,503
H Lundbeck A/S		18,347	668,486
ISS Holdings A/S		41,115	613,472
Novo Nordisk A/S Series B		455,904	29,082,128
Novozymes A/S Series B		55,372	2,712,795
ORSTED A/S (b)		48,865	4,940,143
Pandora A/S		25,853	918,433
Tryg A/S		30,590	809,983
Vestas Wind Systems A/S		48,678	4,180,134
William Demant Holding A/S (a)		27,618	660,106

TOTAL DENMARK			69,365,636

Egypt - 0.0%
Commercial International Bank SAE		217,285	883,626
Commercial International Bank SAE sponsored GDR		131,006	503,063
Eastern Tobacco Co.		193,921	147,749
Elsewedy Electric Co.		134,494	76,085

TOTAL EGYPT			1,610,523

Finland - 0.8%
Elisa Corp. (A Shares)		36,045	2,189,875
Fortum Corp.		116,383	1,932,205
Kone OYJ (B Shares)		87,145	5,282,941
Metso Corp.		27,420	761,121
Neste Oyj		109,651	3,884,807
Nokia Corp.		1,455,027	5,245,282
Nokian Tyres PLC		31,625	677,010
Nordea Bank ABP (Stockholm Stock Exchange)		833,885	5,348,486
Orion Oyj (B Shares)		26,040	1,323,497
Sampo Oyj (A Shares)		114,105	3,782,293
Stora Enso Oyj (R Shares)		153,697	1,819,032
UPM-Kymmene Corp.		138,861	3,843,835
Wartsila Corp.		115,656	849,676

TOTAL FINLAND			36,940,060

France - 6.3%
Accor SA		45,604	1,265,371
Aeroports de Paris SA		7,415	726,440
Air Liquide SA		113,303	14,395,639
Alstom SA		48,961	2,008,331
Amundi SA (b)		16,127	1,070,970
Arkema SA		17,321	1,436,878
Atos Origin SA		24,597	1,753,668
AXA SA		494,728	8,794,532
bioMerieux SA		10,830	1,344,651
BNP Paribas SA		289,323	9,089,471
Bollore SA		236,181	626,859
Bollore SA (a)		1,343	3,591
Bouygues SA		58,144	1,791,088
Bureau Veritas SA		75,164	1,560,059
Capgemini SA		41,142	3,865,627
Carrefour SA		157,902	2,335,133
Casino Guichard Perrachon SA (c)		13,692	513,600
CNP Assurances		45,148	466,306
Compagnie de St. Gobain		126,945	3,377,745
Covivio		11,763	736,691
Covivio rights (a)		11,763	61,874
Credit Agricole SA		297,297	2,391,297
Danone SA		158,647	11,057,234
Dassault Aviation SA		634	517,603
Dassault Systemes SA		34,057	4,984,268
Edenred SA		62,600	2,522,430
EDF SA (a)		5,248	41,833
EDF SA		149,662	1,192,988
Eiffage SA		18,972	1,553,048
ENGIE		471,964	5,122,366
Essilor International SA		72,910	9,057,209
Eurazeo SA		9,941	475,625
Eutelsat Communications		41,523	465,951
Faurecia SA		19,009	688,673
Gecina SA		11,595	1,513,330
Groupe Eurotunnel SA		109,896	1,400,595
Hermes International SCA		8,101	5,928,382
ICADE		7,239	556,490
Iliad SA		3,805	567,080
Ingenico SA		15,629	1,964,471
Ipsen SA		9,172	680,964
JCDecaux SA		21,991	455,950
Kering SA		19,501	9,920,252
Klepierre SA		49,263	996,291
L'Oreal SA		60,483	17,584,901
L'Oreal SA (a)		4,395	1,277,808
Legrand SA		67,362	4,516,127
LVMH Moet Hennessy Louis Vuitton SE		71,456	27,624,386
Michelin CGDE Series B		44,097	4,260,703
Natixis SA		246,777	584,400
Orange SA		514,129	6,246,175
Pernod Ricard SA		54,714	8,340,205
Peugeot Citroen SA		152,587	2,186,303
Publicis Groupe SA		55,886	1,649,698
Remy Cointreau SA		5,808	647,926
Renault SA		49,873	989,553
Safran SA		83,932	7,803,253
Sanofi SA		290,382	28,381,606
Sartorius Stedim Biotech		7,297	1,751,215
Schneider Electric SA		140,833	13,014,716
SCOR SE		41,385	1,166,010
SEB SA		6,036	726,278
Societe Generale Series A		209,126	3,280,987
Sodexo SA		20,603	1,636,890
Sodexo SA (a)		2,224	176,695
SR Teleperformance SA		15,152	3,395,583
Suez Environnement SA		90,860	1,027,054
Thales SA		27,236	2,063,592
Total SA		617,005	21,898,996
Ubisoft Entertainment SA (a)		23,024	1,712,569
Valeo SA		62,486	1,449,622
Veolia Environnement SA		139,921	2,982,902
VINCI SA		131,481	10,771,189
Vivendi SA		209,630	4,530,766
Wendel SA		7,221	617,224
Worldline SA (a)(b)		35,407	2,404,871

TOTAL FRANCE			307,979,057

Germany - 5.0%
adidas AG		46,463	10,636,894
Allianz SE		106,367	19,685,037
BASF AG		237,151	12,136,561
Bayer AG		252,495	16,640,536
Bayerische Motoren Werke AG (BMW)		80,780	4,784,655
Beiersdorf AG		25,958	2,718,876
Brenntag AG		39,528	1,784,217
Carl Zeiss Meditec AG		10,003	986,013
Commerzbank AG		252,075	932,022
Continental AG		28,598	2,389,692
Covestro AG (b)		43,900	1,475,948
Daimler AG (Germany)		234,835	8,115,341
Delivery Hero AG (a)(b)		28,734	2,424,588
Deutsche Bank AG		509,027	3,780,885
Deutsche Borse AG		49,094	7,611,460
Deutsche Lufthansa AG (c)		57,716	516,713
Deutsche Post AG		255,858	7,600,824
Deutsche Telekom AG		857,873	12,541,790
Deutsche Wohnen AG (Bearer)		93,027	3,771,915
E.ON AG		580,918	5,819,219
Evonik Industries AG		53,985	1,328,722
Fraport AG Frankfurt Airport Services Worldwide (c)		11,355	498,233
Fresenius Medical Care AG & Co. KGaA		55,086	4,317,123
Fresenius SE & Co. KGaA		107,731	4,678,600
GEA Group AG		38,387	882,553
Hannover Reuck SE		15,572	2,482,896
HeidelbergCement AG		37,825	1,793,326
Henkel AG & Co. KGaA		24,217	1,887,797
Hochtief AG		6,397	502,978
Infineon Technologies AG		324,152	6,026,289
KION Group AG		17,054	846,782
Knorr-Bremse AG		12,312	1,144,940
Lanxess AG		22,203	1,093,929
Merck KGaA		33,718	3,920,381
Metro Wholesale & Food Specialist AG		45,565	395,864
MTU Aero Engines Holdings AG		13,404	1,825,815
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		37,006	8,143,047
Puma AG		21,651	1,361,412
RWE AG		151,699	4,362,121
SAP SE		253,227	30,161,183
Siemens AG		197,335	18,210,698
Siemens Healthineers AG (b)		38,809	1,708,523
Symrise AG		33,401	3,383,844
Telefonica Deutschland Holding AG		233,087	662,837
Thyssenkrupp AG (a)(c)		103,478	689,450
TUI AG		14,121	56,590
TUI AG (GB)		102,729	409,510
Uniper SE		50,207	1,347,974
United Internet AG		26,446	911,448
Volkswagen AG		8,601	1,284,683
Vonovia SE		132,819	6,557,014
Wirecard AG (c)		30,412	3,012,760
Zalando SE (a)(b)		36,396	1,774,464

TOTAL GERMANY			244,016,972

Greece - 0.1%
Alpha Bank AE (a)		370,489	270,802
EFG Eurobank Ergasias SA (a)		704,013	284,064
Ff Group (a)(d)		5,453	7,171
Greek Organization of Football Prognostics SA		49,239	442,460
Hellenic Telecommunications Organization SA		63,384	840,458
Jumbo SA		25,368	397,255
Motor Oil (HELLAS) Corinth Refineries SA		16,201	238,079
National Bank of Greece SA (a)		124,820	169,475

TOTAL GREECE			2,649,764

Hong Kong - 2.6%
AIA Group Ltd.		3,110,000	28,542,863
Bank of East Asia Ltd.		336,912	713,716
Beijing Enterprises Holdings Ltd.		125,500	444,595
BOC Hong Kong (Holdings) Ltd.		936,000	2,872,709
BYD Electronic International Co. Ltd.		180,500	415,642
China Everbright International Ltd.		813,481	470,432
China Everbright Ltd.		256,000	391,366
China Jinmao Holdings Group Ltd.		1,396,000	982,870
China Merchants Holdings International Co. Ltd.		363,123	467,363
China Mobile Ltd.		1,582,000	12,717,793
China Overseas Land and Investment Ltd.		996,000	3,679,170
China Power International Development Ltd.		726,000	147,861
China Resources Beer Holdings Co. Ltd.		365,162	1,719,844
China Resources Pharmaceutical Group Ltd. (b)		445,000	279,473
China Resources Power Holdings Co. Ltd.		528,523	626,007
China Taiping Insurance Group Ltd.		438,177	738,766
China Unicom Ltd.		1,516,000	980,447
CITIC Pacific Ltd.		1,397,000	1,450,929
CLP Holdings Ltd.		420,500	4,501,085
CNOOC Ltd.		4,612,000	5,099,130
CSPC Pharmaceutical Group Ltd.		1,214,000	2,403,377
Far East Horizon Ltd.		597,000	483,292
Fosun International Ltd.		604,000	758,302
Galaxy Entertainment Group Ltd.		557,000	3,582,348
Guangdong Investment Ltd.		766,000	1,592,106
Hang Lung Properties Ltd.		511,000	1,093,135
Hang Seng Bank Ltd.		195,600	3,421,055
Henderson Land Development Co. Ltd.		382,625	1,559,430
Hong Kong & China Gas Co. Ltd.		2,612,980	4,682,983
Hong Kong Exchanges and Clearing Ltd.		311,414	9,984,607
Hua Hong Semiconductor Ltd. (b)		110,000	212,588
Lenovo Group Ltd.		1,828,000	987,481
Link (REIT)		541,947	4,831,050
MTR Corp. Ltd.		394,591	2,186,164
New World Development Co. Ltd.		1,587,354	1,875,370
PCCW Ltd.		1,009,913	618,657
Power Assets Holdings Ltd.		357,500	2,395,347
Shanghai Industrial Holdings Ltd.		73,000	124,193
Shenzhen Investment Ltd.		795,872	261,275
Sino Land Ltd.		779,770	1,089,752
Sino-Ocean Group Holding Ltd.		872,091	227,132
Sinotruk Hong Kong Ltd.		164,500	333,531
SJM Holdings Ltd.		517,000	510,456
Sun Art Retail Group Ltd.		630,872	1,050,326
Sun Hung Kai Properties Ltd.		408,281	5,582,765
Swire Pacific Ltd. (A Shares)		128,000	832,406
Swire Properties Ltd.		304,800	854,893
Techtronic Industries Co. Ltd.		348,500	2,642,505
Vitasoy International Holdings Ltd.		196,000	699,033
Wharf Holdings Ltd.		277,000	524,717
Wheelock and Co. Ltd.		216,000	1,583,061
Winteam Pharmaceutical Group Ltd.		578,000	253,692
Yuexiu Property Co. Ltd.		1,548,000	294,321

TOTAL HONG KONG			126,773,411

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		107,789	684,271
OTP Bank PLC		56,781	1,684,029
Richter Gedeon PLC		38,364	821,753

TOTAL HUNGARY			3,190,053

India - 2.3%
Adani Ports & Special Economic Zone Ltd.		167,754	644,227
Ambuja Cements Ltd.		167,595	379,616
Ashok Leyland Ltd.		285,526	196,281
Asian Paints Ltd.		71,581	1,670,541
Aurobindo Pharma Ltd.		60,091	491,584
Avenue Supermarts Ltd. (a)(b)		32,810	1,028,559
Axis Bank Ltd.		541,959	3,167,003
Bajaj Auto Ltd.		22,305	775,814
Bajaj Finance Ltd.		45,543	1,392,788
Bajaj Finserv Ltd.		10,083	678,923
Bandhan Bank Ltd. (b)		94,343	323,819
Berger Paints India Ltd.		61,780	415,527
Bharat Forge Ltd.		59,479	242,508
Bharat Petroleum Corp. Ltd.		159,433	780,153
Bharti Airtel Ltd. (a)		632,185	4,306,120
Bharti Infratel Ltd.		78,312	181,220
Bosch Ltd.		1,636	228,549
Britannia Industries Ltd.		15,747	659,105
Cipla Ltd.		96,996	755,034
Coal India Ltd.		329,155	643,767
Colgate-Palmolive Ltd.		18,382	354,884
Container Corp. of India Ltd.		47,207	233,595
Dabur India Ltd.		138,774	897,949
Divi's Laboratories Ltd.		18,906	583,085
DLF Ltd.		152,026	291,479
Dr. Reddy's Laboratories Ltd.		30,794	1,595,368
Eicher Motors Ltd.		3,207	622,878
GAIL India Ltd. (a)		384,414	486,509
Godrej Consumer Products Ltd.		94,989	681,807
Grasim Industries Ltd.		71,738	476,252
Havells India Ltd.		68,633	511,629
HCL Technologies Ltd.		282,012	2,022,966
HDFC Asset Management Co. Ltd. (a)(b)		10,569	353,866
HDFC Standard Life Insurance Co. Ltd. (a)(b)		122,365	810,509
Hero Motocorp Ltd.		24,995	713,085
Hindalco Industries Ltd.		320,707	544,076
Hindustan Petroleum Corp. Ltd. (a)		163,985	478,684
Hindustan Unilever Ltd.		211,326	6,120,279
Housing Development Finance Corp. Ltd.		422,512	10,689,493
ICICI Bank Ltd.		1,233,830	6,191,160
ICICI Lombard General Insurance Co. Ltd. (b)		45,569	779,125
ICICI Prudential Life Insurance Co. Ltd. (b)		86,845	473,657
Indian Oil Corp. Ltd.		452,861	504,959
Info Edge India Ltd.		15,752	529,126
Infosys Ltd.		741,272	6,930,152
Infosys Ltd. sponsored ADR		135,442	1,250,130
InterGlobe Aviation Ltd. (a)(b)		22,959	301,192
ITC Ltd.		905,192	2,181,216
JSW Steel Ltd.		228,570	539,953
Larsen & Toubro Ltd.		121,857	1,445,287
LIC Housing Finance Ltd.		67,366	252,046
Lupin Ltd.		59,913	660,836
Mahindra & Mahindra Financial Services Ltd.		79,431	172,991
Mahindra & Mahindra Ltd.		189,766	915,715
Marico Ltd.		122,322	464,737
Maruti Suzuki India Ltd.		26,754	1,899,690
Motherson Sumi Systems Ltd. (a)		253,203	291,822
Nestle India Ltd.		6,047	1,434,642
NTPC Ltd.		608,459	762,437
Oil & Natural Gas Corp. Ltd.		640,746	678,180
Page Industries Ltd.		1,305	314,496
Petronet LNG Ltd.		137,881	444,290
Pidilite Industries Ltd.		33,028	665,974
Piramal Enterprises Ltd.		27,491	353,392
Power Grid Corp. of India Ltd.		479,176	1,027,240
Rec Ltd.		184,858	233,299
Reliance Industries Ltd.		735,254	14,298,411
SBI Life Insurance Co. Ltd. (b)		87,129	837,681
Shree Cement Ltd.		2,222	580,265
Shriram Transport Finance Co. Ltd.		21,730	222,943
Siemens India Ltd.		19,199	289,690
State Bank of India (a)		465,016	1,163,961
Sun Pharmaceutical Industries Ltd.		208,483	1,271,779
Tata Consultancy Services Ltd.		232,359	6,152,316
Tata Motors Ltd. (a)		405,648	491,281
Tata Power Co. Ltd.		211,281	88,201
Tata Steel Ltd.		98,718	383,434
Tech Mahindra Ltd.		122,200	879,049
Titan Co. Ltd.		81,386	1,041,003
Ultratech Cemco Ltd.		25,199	1,173,248
United Spirits Ltd. (a)		74,021	526,944
UPL Ltd.		135,724	751,204
Vedanta Ltd. (a)		496,535	578,905
Wipro Ltd.		284,217	721,728
Zee Entertainment Enterprises Ltd. (a)		222,197	465,785

TOTAL INDIA			111,045,103

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk		2,073,500	211,050
PT Adaro Energy Tbk		3,349,900	205,284
PT Astra International Tbk		5,129,700	1,312,005
PT Bank Central Asia Tbk		2,543,700	4,406,172
PT Bank Mandiri (Persero) Tbk		4,708,900	1,399,774
PT Bank Negara Indonesia (Persero) Tbk		1,999,900	545,764
PT Bank Rakyat Indonesia Tbk		14,384,400	2,616,343
PT Bank Tabungan Negara Tbk		699,600	41,201
PT Barito Pacific Tbk (a)		6,658,600	644,737
PT Bumi Serpong Damai Tbk(a)		1,279,200	60,182
PT Charoen Pokphand Indonesia Tbk		1,875,400	576,678
PT Gudang Garam Tbk		130,600	396,998
PT Hanjaya Mandala Sampoerna Tbk		2,152,000	229,179
PT Indah Kiat Pulp & Paper Tbk		625,900	231,040
PT Indocement Tunggal Prakarsa Tbk		500,300	388,309
PT Indofood CBP Sukses Makmur Tbk		668,000	441,984
PT Indofood Sukses Makmur Tbk		1,182,300	515,854
PT Jasa Marga Tbk		435,096	91,609
PT Kalbe Farma Tbk		5,104,700	493,135
PT Pabrik Kertas Tjiwi Kimia Tbk		336,700	112,009
PT Pakuwon Jati Tbk		3,007,600	75,528
PT Perusahaan Gas Negara Tbk Series B		2,587,100	146,789
PT Semen Gresik (Persero) Tbk		799,200	424,227
PT Surya Citra Media Tbk		4	0
PT Tambang Batubara Bukit Asam Tbk		547,200	68,501
PT Telekomunikasi Indonesia Tbk Series B		12,948,700	2,977,580
PT Unilever Indonesia Tbk		2,091,000	1,159,455
PT United Tractors Tbk		476,400	519,598
PT XL Axiata Tbk (a)		1,044,700	177,040

TOTAL INDONESIA			20,468,025

Ireland - 0.4%
AIB Group PLC		208,509	285,618
Bank Ireland Group PLC		236,569	477,787
CRH PLC		177,238	5,377,158
CRH PLC sponsored ADR		25,065	754,958
DCC PLC (United Kingdom)		25,595	1,823,964
James Hardie Industries PLC CDI		114,196	1,639,352
Kerry Group PLC Class A		40,546	4,652,065
Kingspan Group PLC (Ireland)		39,499	2,012,752
Paddy Power Betfair PLC (Ireland)		20,267	2,480,811
Smurfit Kappa Group PLC		58,357	1,830,264

TOTAL IRELAND			21,334,729

Isle of Man - 0.0%
Gaming VC Holdings SA		150,238	1,426,755
NEPI Rockcastle PLC		97,315	416,440

TOTAL ISLE OF MAN			1,843,195

Israel - 0.4%
Azrieli Group		10,420	619,042
Bank Hapoalim BM (Reg.)		284,938	1,837,466
Bank Leumi le-Israel BM		377,059	2,043,214
Check Point Software Technologies Ltd. (a)		31,669	3,348,680
CyberArk Software Ltd. (a)		9,460	934,270
Elbit Systems Ltd. (Israel)		6,076	827,040
Isracard Ltd.		14,087	36,975
Israel Chemicals Ltd.		188,795	659,104
Israel Discount Bank Ltd. (Class A)		292,830	955,100
Mizrahi Tefahot Bank Ltd.		34,660	713,284
NICE Systems Ltd. (a)		12,711	2,115,948
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		282,940	3,038,776
Wix.com Ltd. (a)		12,466	1,630,677

TOTAL ISRAEL			18,759,576

Italy - 1.1%
Assicurazioni Generali SpA		279,955	3,992,855
Atlantia SpA		127,622	2,092,139
Davide Campari-Milano SpA		152,309	1,180,038
Enel SpA		2,091,423	14,285,363
Eni SpA		653,184	6,222,450
FinecoBank SpA		158,964	1,766,395
Intesa Sanpaolo SpA		3,821,963	5,968,012
Leonardo SpA		103,352	712,848
Mediobanca SpA		157,528	915,791
Moncler SpA		46,840	1,760,606
Pirelli & C. SpA (b)		103,728	403,984
Poste Italiane SpA (b)		128,202	1,089,080
Prysmian SpA		62,526	1,176,473
Recordati SpA		26,149	1,136,759
Snam Rete Gas SpA		544,370	2,438,688
Telecom Italia SpA		1,950,380	774,514
Terna SpA		353,064	2,213,098
UniCredit SpA		519,055	3,998,140

TOTAL ITALY			52,127,233

Japan - 16.4%
ABC-MART, Inc.		8,900	456,963
ACOM Co. Ltd.		106,400	434,265
Advantest Corp.		51,640	2,505,648
AEON Co. Ltd.		165,900	3,339,830
AEON Financial Service Co. Ltd.		31,900	335,899
AEON MALL Co. Ltd.		24,070	306,384
Agc, Inc.		47,500	1,171,358
Air Water, Inc.		48,500	658,025
Aisin Seiki Co. Ltd.		42,200	1,224,927
Ajinomoto Co., Inc.		111,800	1,991,245
Alfresa Holdings Corp.		46,100	927,026
Alps Electric Co. Ltd.		55,200	569,351
Amada Co. Ltd.		88,300	798,148
Ana Holdings, Inc.		28,900	614,125
Aozora Bank Ltd.		32,000	569,476
Asahi Group Holdings		93,700	3,221,905
ASAHI INTECC Co. Ltd.		50,800	1,355,266
Asahi Kasei Corp.		327,800	2,325,569
Astellas Pharma, Inc.		489,300	8,092,607
Bandai Namco Holdings, Inc.		51,800	2,588,262
Bank of Kyoto Ltd.		15,200	525,481
Benesse Holdings, Inc.		16,800	480,604
Bridgestone Corp.		146,900	4,572,602
Brother Industries Ltd.		56,300	963,209
Calbee, Inc.		21,400	651,083
Canon, Inc.		256,500	5,395,512
Casio Computer Co. Ltd.		47,900	755,950
Central Japan Railway Co.		37,100	5,837,850
Chiba Bank Ltd.		133,000	617,123
Chubu Electric Power Co., Inc.		161,300	2,181,418
Chugai Pharmaceutical Co. Ltd.		57,900	6,901,780
Chugoku Electric Power Co., Inc.		68,900	928,383
Coca-Cola West Co. Ltd.		32,900	596,287
Concordia Financial Group Ltd.		272,700	835,546
Credit Saison Co. Ltd.		42,400	481,543
CyberAgent, Inc.		25,400	1,066,444
Dai Nippon Printing Co. Ltd.		61,800	1,302,999
Dai-ichi Mutual Life Insurance Co.		279,100	3,497,745
Daicel Chemical Industries Ltd.		56,600	462,019
Daifuku Co. Ltd.		26,200	1,838,382
Daiichi Sankyo Kabushiki Kaisha		146,400	10,063,721
Daikin Industries Ltd.		64,000	8,213,183
Dainippon Sumitomo Pharma Co. Ltd.		39,300	543,740
Daito Trust Construction Co. Ltd.		18,200	1,749,364
Daiwa House Industry Co. Ltd.		146,000	3,699,688
Daiwa House REIT Investment Corp.		458	1,111,764
Daiwa Securities Group, Inc.		402,500	1,673,769
DENSO Corp.		111,400	3,915,904
Dentsu Group, Inc.		53,900	1,125,640
Disco Corp.		6,700	1,520,244
East Japan Railway Co.		77,700	5,673,653
Eisai Co. Ltd.		65,100	4,544,693
Electric Power Development Co. Ltd.		35,900	722,583
FamilyMart Co. Ltd.		66,200	1,122,595
Fanuc Corp.		49,900	8,144,347
Fast Retailing Co. Ltd.		15,100	7,161,130
Fuji Electric Co. Ltd.		34,100	813,366
Fujifilm Holdings Corp.		92,900	4,425,065
Fujitsu Ltd.		50,800	4,935,142
Fukuoka Financial Group, Inc.		44,200	631,466
GMO Payment Gateway, Inc.		10,200	917,206
Hakuhodo DY Holdings, Inc.		59,500	666,440
Hamamatsu Photonics K.K.		36,600	1,613,176
Hankyu Hanshin Holdings, Inc.		57,700	1,989,377
Hikari Tsushin, Inc.		5,500	1,075,758
Hino Motors Ltd.		72,300	430,093
Hirose Electric Co. Ltd.		8,083	894,052
Hisamitsu Pharmaceutical Co., Inc.		13,200	624,852
Hitachi Chemical Co. Ltd.		27,000	1,158,599
Hitachi Construction Machinery Co. Ltd.		27,200	638,173
Hitachi Ltd.		249,100	7,393,144
Hitachi Metals Ltd.		54,300	534,322
Honda Motor Co. Ltd.		420,800	10,218,781
Hoshizaki Corp.		13,400	1,028,896
Hoya Corp.		96,900	8,908,497
Hulic Co. Ltd.		73,900	738,208
Idemitsu Kosan Co. Ltd.		49,293	1,120,085
IHI Corp.		37,200	461,081
Iida Group Holdings Co. Ltd.		42,200	565,865
INPEX Corp.		265,800	1,715,764
Isetan Mitsukoshi Holdings Ltd.		86,100	523,784
Isuzu Motors Ltd.		139,400	1,059,378
Itochu Corp.		346,700	6,797,094
ITOCHU Techno-Solutions Corp.		22,600	694,963
J. Front Retailing Co. Ltd.		61,900	504,983
Japan Airlines Co. Ltd.		29,800	531,566
Japan Airport Terminal Co. Ltd.		12,500	515,422
Japan Exchange Group, Inc.		128,500	2,409,188
Japan Post Bank Co. Ltd.		103,700	965,348
Japan Post Holdings Co. Ltd.		405,400	3,242,751
Japan Post Insurance Co. Ltd.		56,700	730,181
Japan Prime Realty Investment Corp.		194	540,521
Japan Real Estate Investment Corp.		343	1,866,580
Japan Retail Fund Investment Corp.		668	737,000
Japan Tobacco, Inc.		304,600	5,672,582
JFE Holdings, Inc.		127,260	844,502
JGC Corp.		53,700	518,570
JSR Corp.		49,100	933,364
JTEKT Corp.		54,600	399,975
JX Holdings, Inc.		788,700	2,796,226
Kajima Corp.		111,600	1,159,610
Kakaku.com, Inc.		33,300	682,663
Kamigumi Co. Ltd.		29,400	521,346
Kansai Electric Power Co., Inc.		183,400	1,879,330
Kansai Paint Co. Ltd.		46,600	894,960
Kao Corp.		123,830	9,549,317
Kawasaki Heavy Industries Ltd.		38,000	574,182
KDDI Corp.		454,400	13,161,375
Keihan Electric Railway Co., Ltd.		26,100	1,178,349
Keihin Electric Express Railway Co. Ltd.		58,800	970,914
Keio Corp.		27,100	1,532,980
Keisei Electric Railway Co.		32,900	992,406
Keyence Corp.		46,940	16,958,149
Kikkoman Corp.		36,530	1,678,554
Kintetsu Group Holdings Co. Ltd.		44,600	2,144,491
Kirin Holdings Co. Ltd.		212,800	4,106,667
Kobayashi Pharmaceutical Co. Ltd.		13,100	1,213,381
Koito Manufacturing Co. Ltd.		27,300	1,040,460
Komatsu Ltd.		237,700	4,497,506
Konami Holdings Corp.		25,100	788,121
Konica Minolta, Inc.		115,900	448,489
Kose Corp.		8,800	1,103,741
Kubota Corp.		270,000	3,353,048
Kuraray Co. Ltd.		77,300	773,275
Kurita Water Industries Ltd.		24,800	700,219
Kyocera Corp.		82,500	4,408,008
Kyowa Hakko Kirin Co., Ltd.		63,900	1,483,097
Kyushu Electric Power Co., Inc.		102,700	816,317
Kyushu Railway Co.		42,400	1,146,971
Lawson, Inc.		13,100	679,933
LINE Corp. (a)		15,400	756,260
Lion Corp.		55,900	1,172,538
LIXIL Group Corp.		67,900	827,594
M3, Inc.		113,900	4,111,106
Makita Corp.		57,100	1,872,916
Marubeni Corp.		398,600	1,919,594
Marui Group Co. Ltd.		49,700	813,535
Maruichi Steel Tube Ltd.		13,500	306,066
Mazda Motor Corp.		149,900	847,438
McDonald's Holdings Co. (Japan) Ltd.		16,900	831,496
Mebuki Financial Group, Inc.		246,840	522,133
Medipal Holdings Corp.		45,100	880,021
Meiji Holdings Co. Ltd.		29,700	2,062,777
Mercari, Inc. (a)		17,800	449,997
Minebea Mitsumi, Inc.		90,300	1,468,205
Misumi Group, Inc.		73,200	1,763,921
Mitsubishi Chemical Holdings Corp.		320,900	1,823,866
Mitsubishi Corp.		348,300	7,386,743
Mitsubishi Electric Corp.		467,800	5,756,114
Mitsubishi Estate Co. Ltd.		304,300	4,923,006
Mitsubishi Gas Chemical Co., Inc.		43,800	542,424
Mitsubishi Heavy Industries Ltd.		82,400	2,113,035
Mitsubishi Materials Corp.		30,500	624,712
Mitsubishi Motors Corp. of Japan		181,900	515,484
Mitsubishi UFJ Financial Group, Inc.		3,164,100	12,782,966
Mitsubishi UFJ Lease & Finance Co. Ltd.		96,500	466,696
Mitsui & Co. Ltd.		419,100	5,849,942
Mitsui Chemicals, Inc.		47,060	923,931
Mitsui Fudosan Co. Ltd.		224,900	4,135,226
Mitsui OSK Lines Ltd.		29,000	502,996
Mizuho Financial Group, Inc.		6,195,700	7,214,393
MonotaRO Co. Ltd.		31,400	1,015,310
MS&AD Insurance Group Holdings, Inc.		121,500	3,500,426
Murata Manufacturing Co. Ltd.		148,100	8,344,992
Nabtesco Corp.		28,100	814,341
Nagoya Railroad Co. Ltd.		47,200	1,361,264
NEC Corp.		64,100	2,459,825
New Hampshire Foods Ltd.		20,900	741,867
Nexon Co. Ltd.		128,100	2,081,782
NGK Insulators Ltd.		70,000	915,798
NGK Spark Plug Co. Ltd.		39,700	600,041
Nidec Corp.		114,800	6,682,977
Nikon Corp.		86,200	801,817
Nintendo Co. Ltd.		28,900	11,933,513
Nippon Building Fund, Inc.		348	2,085,114
Nippon Express Co. Ltd.		20,700	1,011,032
Nippon Paint Holdings Co. Ltd.		38,100	2,204,734
Nippon Prologis REIT, Inc.		525	1,446,117
Nippon Shinyaku Co. Ltd.		11,700	825,318
Nippon Steel & Sumitomo Metal Corp.		211,570	1,780,072
Nippon Telegraph & Telephone Corp.		330,400	7,524,409
Nippon Yusen KK		40,800	537,072
Nissan Chemical Corp.		32,800	1,258,493
Nissan Motor Co. Ltd.		607,600	2,068,143
Nisshin Seifun Group, Inc.		50,395	783,042
Nissin Food Holdings Co. Ltd.		16,400	1,350,939
Nitori Holdings Co. Ltd.		20,800	3,201,938
Nitto Denko Corp.		41,000	2,048,091
NKSJ Holdings, Inc.		86,950	2,820,268
Nomura Holdings, Inc.		857,400	3,557,883
Nomura Real Estate Holdings, Inc.		30,300	500,318
Nomura Real Estate Master Fund, Inc.		1,011	1,164,419
Nomura Research Institute Ltd.		86,606	2,125,707
NSK Ltd.		92,500	640,252
NTT Data Corp.		164,600	1,679,608
NTT DOCOMO, Inc.		342,300	10,088,000
Obayashi Corp.		171,600	1,499,886
OBIC Co. Ltd.		16,800	2,539,216
Odakyu Electric Railway Co. Ltd.		74,900	1,651,720
Oji Holdings Corp.		231,800	1,176,963
Olympus Corp.		300,600	4,769,581
OMRON Corp.		47,000	2,760,552
Ono Pharmaceutical Co. Ltd.		97,600	2,356,442
Oracle Corp. Japan		9,400	974,030
Oriental Land Co. Ltd.		51,400	6,552,225
ORIX Corp.		341,900	4,106,687
ORIX JREIT, Inc.		645	779,542
Osaka Gas Co. Ltd.		95,700	1,782,108
Otsuka Corp.		26,000	1,173,834
Otsuka Holdings Co. Ltd.		101,000	3,969,711
Pan Pacific International Hold		114,500	2,221,395
Panasonic Corp.		571,800	4,358,826
Park24 Co. Ltd.		30,600	492,725
PeptiDream, Inc. (a)		23,800	898,197
Persol Holdings Co., Ltd.		44,500	522,895
Pigeon Corp.		29,000	1,036,342
Pola Orbis Holdings, Inc.		24,500	437,879
Rakuten, Inc.		226,200	1,918,003
Recruit Holdings Co. Ltd.		349,300	10,189,499
Renesas Electronics Corp. (a)		191,700	1,036,071
Resona Holdings, Inc.		548,300	1,712,361
Ricoh Co. Ltd.		166,100	1,132,219
Rinnai Corp.		8,400	639,501
ROHM Co. Ltd.		24,600	1,572,529
Ryohin Keikaku Co. Ltd.		61,200	728,372
Sankyo Co. Ltd. (Gunma)		13,100	362,550
Santen Pharmaceutical Co. Ltd.		92,100	1,634,053
SBI Holdings, Inc. Japan		60,730	1,149,351
Secom Co. Ltd.		53,900	4,485,521
Sega Sammy Holdings, Inc.		45,800	559,510
Seibu Holdings, Inc.		49,300	594,917
Seiko Epson Corp.		70,400	799,433
Sekisui Chemical Co. Ltd.		91,300	1,165,550
Sekisui House Ltd.		161,600	2,772,202
Seven & i Holdings Co. Ltd.		194,400	6,437,955
Seven Bank Ltd.		143,000	389,098
SG Holdings Co. Ltd.		38,100	1,062,249
Sharp Corp.		53,100	593,271
Shimadzu Corp.		57,700	1,443,643
Shimamura Co. Ltd.		5,000	316,824
SHIMANO, Inc.		19,200	2,829,230
SHIMIZU Corp.		154,700	1,188,106
Shin-Etsu Chemical Co. Ltd.		90,400	9,971,308
Shinsei Bank Ltd.		49,000	591,083
Shionogi & Co. Ltd.		70,300	3,882,495
Shiseido Co. Ltd.		103,000	6,055,704
Shizuoka Bank Ltd.		120,200	729,761
Showa Denko K.K.		34,900	763,889
SMC Corp.		14,700	6,712,016
SoftBank Corp.		429,600	5,860,638
SoftBank Group Corp.		403,700	17,303,647
Sohgo Security Services Co., Ltd.		18,300	881,620
Sony Corp.		327,400	21,069,537
Sony Financial Holdings, Inc.		37,600	712,770
Square Enix Holdings Co. Ltd.		22,900	939,985
Stanley Electric Co. Ltd.		34,900	804,897
Subaru Corp.		158,900	3,180,305
Sumco Corp.		61,100	869,887
Sumitomo Chemical Co. Ltd.		391,300	1,200,196
Sumitomo Corp.		309,100	3,496,599
Sumitomo Electric Industries Ltd.		193,000	1,985,671
Sumitomo Heavy Industries Ltd.		28,800	606,936
Sumitomo Metal Mining Co. Ltd.		59,500	1,482,921
Sumitomo Mitsui Financial Group, Inc.		332,800	8,751,717
Sumitomo Mitsui Trust Holdings, Inc.		81,500	2,373,015
Sumitomo Realty & Development Co. Ltd.		86,000	2,303,299
Sumitomo Rubber Industries Ltd.		47,200	463,137
Sundrug Co. Ltd.		19,000	654,196
Suntory Beverage & Food Ltd.		36,600	1,382,966
Suzuken Co. Ltd.		17,730	687,293
Suzuki Motor Corp.		95,400	3,044,717
Sysmex Corp.		43,300	3,001,929
T&D Holdings, Inc.		139,900	1,209,263
Taiheiyo Cement Corp.		30,400	596,778
Taisei Corp.		53,000	1,652,121
Taisho Pharmaceutical Holdings Co. Ltd.		9,400	589,498
Taiyo Nippon Sanso Corp.		30,400	476,474
Takeda Pharmaceutical Co. Ltd.		386,196	13,926,789
TDK Corp.		33,500	2,887,955
Teijin Ltd.		46,200	736,786
Terumo Corp.		166,500	5,524,906
THK Co. Ltd.		30,300	736,077
Tobu Railway Co. Ltd.		50,400	1,709,571
Toho Co. Ltd.		29,800	975,880
Toho Gas Co. Ltd.		18,300	896,967
Tohoku Electric Power Co., Inc.		103,400	976,044
Tokio Marine Holdings, Inc.		164,500	7,717,640
Tokyo Century Corp.		9,700	333,080
Tokyo Electric Power Co., Inc. (a)		406,700	1,369,079
Tokyo Electron Ltd.		40,500	8,625,731
Tokyo Gas Co. Ltd.		95,000	2,084,863
Tokyu Corp.		125,900	1,895,043
Tokyu Fudosan Holdings Corp.		150,500	736,279
Toppan Printing Co. Ltd.		72,600	1,078,482
Toray Industries, Inc.		360,300	1,651,871
Toshiba Corp.		99,400	2,488,821
Tosoh Corp.		66,800	816,412
Toto Ltd.		37,500	1,305,269
Toyo Seikan Group Holdings Ltd.		33,400	338,839
Toyo Suisan Kaisha Ltd.		21,600	1,038,587
Toyoda Gosei Co. Ltd.		16,700	313,412
Toyota Industries Corp.		37,900	1,917,691
Toyota Motor Corp.		587,082	36,297,438
Toyota Tsusho Corp.		56,000	1,333,036
Trend Micro, Inc.		32,800	1,664,005
Tsuruha Holdings, Inc.		9,100	1,219,382
Unicharm Corp.		103,600	3,813,260
United Urban Investment Corp.		727	737,060
USS Co. Ltd.		56,000	892,326
Welcia Holdings Co. Ltd.		12,400	896,650
West Japan Railway Co.		42,000	2,595,501
Yahoo! Japan Corp.		671,800	2,592,696
Yakult Honsha Co. Ltd.		31,600	1,846,266
Yamada Denki Co. Ltd.		170,700	814,410
Yamaha Corp.		37,300	1,505,626
Yamaha Motor Co. Ltd.		70,700	909,611
Yamato Holdings Co. Ltd.		78,300	1,366,622
Yamazaki Baking Co. Ltd.		30,700	543,254
Yaskawa Electric Corp.		60,700	1,979,106
Yokogawa Electric Corp.		61,600	839,631
Yokohama Rubber Co. Ltd.		27,700	352,314
Zozo, Inc.		26,600	431,291

TOTAL JAPAN			802,478,156

Korea (South) - 3.0%
AMOREPACIFIC Corp.		7,994	1,164,711
AMOREPACIFIC Group, Inc.		6,549	313,207
BGF Retail Co. Ltd.		1,772	230,463
BS Financial Group, Inc.		81,371	338,253
Celltrion Healthcare Co. Ltd.		14,304	996,113
Celltrion, Inc. (a)		24,681	4,276,572
Cheil Industries, Inc.		22,210	1,937,918
Cheil Worldwide, Inc.		16,169	235,579
CJ CheilJedang Corp.		1,847	414,299
CJ Corp.		3,234	215,628
CJ O Shopping Co. Ltd.		2,363	248,780
Coway Co. Ltd.		12,731	643,446
Daelim Industrial Co.		7,789	564,857
Daewoo Engineering & Construction Co. Ltd. (a)		29,404	86,166
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		7,280	102,772
Db Insurance Co. Ltd.		13,569	493,128
Doosan Bobcat, Inc.		13,707	265,150
E-Mart Co. Ltd.		5,856	578,447
Fila Holdings Corp.		11,076	317,280
GS Engineering & Construction Corp.		13,408	279,232
GS Holdings Corp.		11,161	354,167
GS Retail Co. Ltd.		5,082	158,755
Hana Financial Group, Inc.		76,599	1,740,256
Hankook Tire Co. Ltd.		20,604	360,405
Hanmi Pharm Co. Ltd.		1,468	312,973
Hanon Systems		42,794	321,614
Hanwha Corp.		13,174	224,475
Hanwha Life Insurance Co. Ltd.		54,059	80,098
Hanwha Solutions Corp.		23,437	280,702
HDC Hyundai Development Co.		14,603	226,587
HLB, Inc. (a)		8,686	686,392
HLB, Inc. rights 5/29/20 (a)		867	12,347
Hotel Shilla Co.		8,461	593,393
Hyundai Department Store Co. Ltd.		4,197	251,162
Hyundai Engineering & Construction Co. Ltd.		21,058	607,556
Hyundai Fire & Marine Insurance Co. Ltd.		17,858	383,667
Hyundai Glovis Co. Ltd.		5,267	440,058
Hyundai Heavy Industries Co. Ltd. (a)		10,141	690,347
Hyundai Mobis		17,295	2,448,668
Hyundai Motor Co.		37,079	2,856,833
Hyundai Robotics Co. Ltd.		2,635	527,069
Hyundai Steel Co.		21,597	383,997
Industrial Bank of Korea		60,686	394,636
Kakao Corp.		13,116	1,986,553
Kangwon Land, Inc.		31,604	651,674
KB Financial Group, Inc.		103,230	2,962,324
KCC Corp.		1,182	160,540
Kia Motors Corp.		68,705	1,676,849
KMW Co. Ltd. (a)		6,797	341,294
Korea Aerospace Industries Ltd.		16,574	349,942
Korea Electric Power Corp. (a)		63,804	1,252,614
Korea Express Co. Ltd. (a)		2,686	327,227
Korea Gas Corp.		5,640	125,118
Korea Investment Holdings Co. Ltd.		11,412	470,631
Korea Zinc Co. Ltd.		2,342	744,141
Korean Air Lines Co. Ltd.		13,030	212,369
KT&G Corp.		30,121	2,010,811
Kumho Petro Chemical Co. Ltd.		4,158	261,492
LG Chemical Ltd.		11,548	3,578,926
LG Corp.		24,166	1,233,325
LG Display Co. Ltd. (a)		61,337	557,912
LG Electronics, Inc.		26,742	1,208,501
LG Household & Health Care Ltd.		2,505	2,857,932
LG Innotek Co. Ltd.		3,845	417,783
LG Telecom Ltd.		55,663	611,686
Lotte Chemical Corp.		4,760	844,375
Lotte Confectionery Co. Ltd.		5,539	182,834
Lotte Shopping Co. Ltd.		2,579	211,867
Medy-Tox, Inc.		1,066	101,437
Meritz Securities Co. Ltd.		83,365	224,395
Mirae Asset Daewoo Co. Ltd.		105,580	487,557
NAVER Corp.		36,240	5,891,640
NCSOFT Corp.		4,241	2,244,710
Netmarble Corp. (a)(b)		7,274	571,818
Oci Co. Ltd.		4,157	136,703
Orion Corp./Republic of Korea		6,690	682,855
Ottogi Corp.		294	131,894
Pearl Abyss Corp. (a)		1,502	237,755
POSCO		20,460	3,100,804
POSCO Chemtech Co. Ltd.		5,667	241,637
Posco International Corp.		9,051	105,795
S-Oil Corp.		11,612	669,092
S1 Corp.		4,192	298,482
Samsung Biologics Co. Ltd. (a)(b)		4,309	2,060,789
Samsung Card Co. Ltd.		8,523	210,472
Samsung Electro-Mechanics Co. Ltd.		14,165	1,323,407
Samsung Electronics Co. Ltd.		1,227,153	50,506,775
Samsung Engineering Co. Ltd. (a)		42,858	405,705
Samsung Fire & Marine Insurance Co. Ltd.		7,694	1,206,502
Samsung Heavy Industries Co. Ltd. (a)		122,569	432,327
Samsung Life Insurance Co. Ltd.		17,128	692,260
Samsung SDI Co. Ltd.		13,968	3,288,374
Samsung SDS Co. Ltd.		8,724	1,166,944
Samsung Securities Co. Ltd.		17,400	431,119
Shinhan Financial Group Co. Ltd.		118,993	3,025,742
Shinsegae Co. Ltd.		1,680	366,468
SK C&C Co. Ltd.		9,189	1,376,641
SK Energy Co. Ltd.		14,699	1,189,384
SK Hynix, Inc.		140,773	9,698,973
SK Telecom Co. Ltd.		5,047	879,795
STX Pan Ocean Co. Ltd. (Korea) (a)		76,951	218,215
ViroMed Co. Ltd.		6,062	332,331
Woori Financial Group, Inc.		143,536	997,204
Woori Investment & Securities Co. Ltd.		40,548	323,425
Yuhan Corp.		11,160	433,139

TOTAL KOREA (SOUTH)			148,969,443

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		174,065	1,907,873
Aroundtown SA		314,146	1,690,301
Eurofins Scientific SA		2,866	1,586,057
Globant SA (a)		8,474	980,188
Millicom International Cellular SA (depository receipt)		23,657	614,753
Reinet Investments SCA		38,029	608,365
SES SA (France) (depositary receipt)		94,430	630,821
Tenaris SA		125,838	870,691

TOTAL LUXEMBOURG			8,889,049

Malaysia - 0.5%
AirAsia Group BHD		476,300	89,526
AMMB Holdings Bhd		353,700	244,421
Axiata Group Bhd		676,334	616,950
Bumiputra-Commerce Holdings Bhd		1,296,943	1,037,493
Carlsberg Brewery BHD		38,700	247,091
Dialog Group Bhd		904,422	698,599
DiGi.com Bhd		782,800	841,227
Fraser & Neave Holdings BHD		33,000	242,810
Gamuda Bhd		467,100	348,324
Genting Bhd		570,100	551,612
Genting Malaysia Bhd		678,500	373,122
Genting Plantations Bhd		70,900	156,866
Hap Seng Consolidated Bhd		107,800	183,887
Hartalega Holdings Bhd		365,200	645,445
Hong Leong Bank Bhd		175,000	540,106
Hong Leong Credit Bhd		39,300	119,750
IHH Healthcare Bhd		595,800	725,328
IJM Corp. Bhd		734,700	282,634
IOI Corp. Bhd		439,000	413,556
IOI Properties Group Bhd		30	7
Kuala Lumpur Kepong Bhd		114,441	556,407
Malayan Banking Bhd		1,032,520	1,812,976
Malaysia Airports Holdings Bhd		223,102	271,370
Maxis Bhd		654,600	832,110
MISC Bhd		337,800	616,251
Nestle (Malaysia) BHD		18,600	605,636
Petronas Chemicals Group Bhd		638,500	826,884
Petronas Dagangan Bhd		73,900	348,769
Petronas Gas Bhd		196,200	701,153
PPB Group Bhd		143,080	545,671
Press Metal Bhd		399,900	364,312
Public Bank Bhd		812,300	3,088,640
QL Resources Bhd		139,400	263,694
RHB Capital Bhd		428,174	471,422
RHB Capital Bhd (a)(d)		46,292	0
Sime Darby Bhd		786,085	364,290
Sime Darby Plantation Bhd		530,485	609,101
Sime Darby Property Bhd		10	2
SP Setia Bhd		13	2
Telekom Malaysia Bhd		290,626	271,382
Tenaga Nasional Bhd		818,700	2,319,231
Top Glove Corp. Bhd		347,600	586,097
Westports Holdings Bhd		201,800	172,317
YTL Corp. Bhd		791,122	140,206

TOTAL MALAYSIA			24,126,677

Mexico - 0.5%
Alfa SA de CV Series A		866,500	354,495
Alsea S.A.B. de CV (a)		114,100	94,069
America Movil S.A.B. de CV Series L		8,648,800	5,239,305
CEMEX S.A.B. de CV unit		3,935,494	827,889
Coca-Cola FEMSA S.A.B. de CV unit		141,100	568,475
El Puerto de Liverpool S.A.B. Dcv Class C		47,470	119,576
Embotelladoras Arca S.A.B. de CV		112,900	434,858
Fibra Uno Administracion SA de CV		833,000	683,308
Fomento Economico Mexicano S.A.B. de CV unit		500,600	3,235,487
Gruma S.A.B. de CV Series B		54,410	516,512
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		96,900	605,499
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		52,035	521,170
Grupo Bimbo S.A.B. de CV Series A		428,200	632,324
Grupo Carso SA de CV Series A1		108,100	216,415
Grupo Financiero Banorte S.A.B. de CV Series O		670,300	1,833,097
Grupo Financiero Inbursa S.A.B. de CV Series O		588,300	353,942
Grupo Mexico SA de CV Series B		907,624	1,935,682
Grupo Televisa SA de CV		625,000	664,132
Industrias Penoles SA de CV		37,210	287,293
Infraestructura Energetica Nova S.A.B. de CV		123,100	381,747
Kimberly-Clark de Mexico SA de CV Series A		390,100	550,973
Megacable Holdings S.A.B. de CV unit		58,500	145,807
Mexichem S.A.B. de CV		273,637	322,901
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		52,210	362,704
Wal-Mart de Mexico SA de CV Series V		1,349,500	3,245,945

TOTAL MEXICO			24,133,605

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit		684,000	707,675
HKT Trust/HKT Ltd. unit		991,860	1,600,585

TOTAL MULTI-NATIONAL			2,308,260

Netherlands - 3.2%
ABN AMRO Group NV GDR (b)		109,665	841,235
Adyen BV (a)(b)		2,689	2,655,603
AEGON NV		444,937	1,150,895
AerCap Holdings NV (a)		31,425	883,671
Airbus Group NV		149,933	9,493,541
Akzo Nobel NV		51,204	3,885,865
Altice Europe NV Class A (a)		167,255	666,246
ASML Holding NV (Netherlands)		109,625	32,019,874
CNH Industrial NV		257,231	1,610,136
EXOR NV		28,092	1,535,845
Ferrari NV		31,015	4,873,849
Fiat Chrysler Automobiles NV (Italy)		280,380	2,462,951
Heineken Holding NV		29,949	2,333,474
Heineken NV (Bearer)		66,828	5,684,381
ING Groep NV (Certificaten Van Aandelen)		1,005,336	5,632,684
Koninklijke Ahold Delhaize NV		279,736	6,792,092
Koninklijke DSM NV		46,903	5,748,521
Koninklijke KPN NV		929,931	2,141,949
Koninklijke Philips Electronics NV		232,936	10,154,264
NN Group NV		79,669	2,304,631
NXP Semiconductors NV		71,955	7,164,559
Prosus NV (a)		124,595	9,445,659
QIAGEN NV (Germany) (a)		59,235	2,466,682
Randstad NV		31,440	1,262,033
STMicroelectronics NV (France)		177,398	4,568,260
Takeaway.com Holding BV (a)(b)		29,384	2,995,286
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		36,014	2,120,110
Unilever NV		377,652	18,806,811
Vopak NV		18,465	1,064,759
Wolters Kluwer NV		68,521	5,039,956
X5 Retail Group NV GDR		29,614	877,613

TOTAL NETHERLANDS			158,683,435

New Zealand - 0.2%
Auckland International Airport Ltd.		312,852	1,155,297
Fisher & Paykel Healthcare Corp.		143,524	2,397,819
Fletcher Building Ltd.		216,238	484,481
Mercury Nz Ltd.		183,328	509,642
Meridian Energy Ltd.		322,052	877,496
Ryman Healthcare Group Ltd.		105,071	766,478
Spark New Zealand Ltd.		480,739	1,301,031
The a2 Milk Co. Ltd. (a)		190,033	2,261,761

TOTAL NEW ZEALAND			9,754,005

Norway - 0.4%
Aker Bp ASA		26,524	440,382
DNB ASA		245,602	2,977,415
Equinor ASA		258,916	3,625,312
Gjensidige Forsikring ASA		48,268	852,754
Marine Harvest ASA		113,670	1,947,193
Norsk Hydro ASA		346,340	878,615
Orkla ASA		195,520	1,769,882
Schibsted ASA (B Shares)		25,143	488,623
Telenor ASA		187,199	2,871,454
Yara International ASA		43,818	1,493,953

TOTAL NORWAY			17,345,583

Pakistan - 0.0%
Habib Bank Ltd.		112,000	70,304
MCB Bank Ltd.		63,800	65,111
Oil & Gas Development Co. Ltd.		109,100	71,674

TOTAL PAKISTAN			207,089

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		478,107	938,293
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		58,448	437,776
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		437,450	356,422
Aboitiz Power Corp.		309,600	166,884
Altus San Nicolas Corp. (d)		9,184	943
Ayala Corp.		75,760	860,754
Ayala Land, Inc.		1,866,900	1,164,161
Bank of the Philippine Islands (BPI)		221,056	253,592
BDO Unibank, Inc.		521,834	1,025,575
DMCI Holdings, Inc.		4	0
Globe Telecom, Inc.		8,285	358,979
GT Capital Holdings, Inc.		26,381	235,911
International Container Terminal Services, Inc.		252,370	440,900
JG Summit Holdings, Inc.		738,320	734,460
Jollibee Food Corp.		117,390	331,253
Manila Electric Co.		54,280	270,698
Megaworld Corp.		2,862,400	144,273
Metro Pacific Investments Corp.		3,853,200	194,036
Metropolitan Bank & Trust Co.		418,371	319,601
Philippine Long Distance Telephone Co.		21,415	542,119
Robinsons Land Corp.		411,306	121,381
Security Bank Corp.		37,860	76,495
SM Investments Corp.		64,718	1,077,412
SM Prime Holdings, Inc.		2,551,800	1,552,103
Universal Robina Corp.		236,670	585,103

TOTAL PHILIPPINES			10,813,055

Poland - 0.2%
AmRest Holdings NV (a)		21,626	142,564
Bank Millennium SA (a)		139,019	94,292
Bank Polska Kasa Opieki SA		45,063	564,591
Bank Zachodni WBK SA		10,131	398,031
BRE Bank SA		3,270	172,611
CD Projekt RED SA		16,774	1,445,811
Cyfrowy Polsat SA		59,093	364,061
Dino Polska SA (a)(b)		11,496	483,803
Grupa Lotos SA		25,860	388,698
KGHM Polska Miedz SA (Bearer) (a)		38,387	712,262
LPP SA		355	556,185
NG2 SA		6,517	81,400
Orange Polska SA (a)		162,069	272,472
Polish Oil & Gas Co. SA		388,105	347,338
Polska Grupa Energetyczna SA (a)		189,644	188,419
Polski Koncern Naftowy Orlen SA		74,083	1,113,531
Powszechna Kasa Oszczednosci Bank SA		216,964	1,151,026
Powszechny Zaklad Ubezpieczen SA		154,689	1,128,997

TOTAL POLAND			9,606,092

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)		82,039	1
Energias de Portugal SA		656,272	2,768,826
Galp Energia SGPS SA Class B		130,031	1,500,703
Jeronimo Martins SGPS SA		67,630	1,142,442

TOTAL PORTUGAL			5,411,972

Qatar - 0.3%
Barwa Real Estate Co. (a)		442,566	347,635
Industries Qatar QSC (a)		473,967	917,733
Masraf al Rayan (a)		990,594	1,039,022
Mesaieed Petrochemical Holding Co. (a)		1,004,003	496,349
Ooredoo Qsc (a)		213,843	375,884
Qatar Electricity & Water Co. (a)		135,772	563,075
Qatar Fuel Co. (a)		117,216	515,416
Qatar Insurance Co. SAQ (a)		422,529	232,907
Qatar International Islamic Bank QSC (a)		199,275	438,941
Qatar Islamic Bank (a)		285,092	1,212,874
Qatar National Bank SAQ (a)		1,161,077	5,494,468
The Commercial Bank of Qatar		520,547	571,873

TOTAL QATAR			12,206,177

Russia - 0.8%
Alrosa Co. Ltd.		646,321	535,315
Gazprom OAO		2,190,652	5,569,697
Gazprom OAO sponsored ADR (Reg. S)		276,218	1,402,083
Inter Rao Ues JSC		9,111,000	610,353
Lukoil PJSC		100,878	6,509,424
Lukoil PJSC sponsored ADR		5,519	361,495
Magnit OJSC GDR (Reg. S)		92,741	1,024,788
Magnitogorsk Iron & Steel Works PJSC		660,500	355,307
MMC Norilsk Nickel PJSC		13,113	3,562,606
MMC Norilsk Nickel PJSC sponsored ADR		33,411	928,158
Mobile TeleSystems OJSC sponsored ADR		122,886	1,053,133
Moscow Exchange MICEX-RTS OAO		375,885	607,586
NOVATEK OAO GDR (Reg. S)		23,158	3,251,383
Novolipetsk Steel OJSC		295,010	505,090
PhosAgro OJSC GDR (Reg. S)		29,869	360,818
Polyus PJSC		7,038	1,143,743
Rosneft Oil Co. OJSC		231,503	1,039,112
Rosneft Oil Co. OJSC GDR (Reg. S)		70,664	316,716
Sberbank of Russia		2,769,416	7,298,063
Severstal PAO		43,863	520,922
Severstal PAO GDR (Reg. S)		12,600	150,444
Surgutneftegas OJSC		1,012,500	502,781
Surgutneftegas OJSC sponsored ADR		79,195	395,500
Tatneft PAO		325,005	2,392,552
Tatneft PAO sponsored ADR		11,981	534,592
VTB Bank OJSC		833,820,334	390,255

TOTAL RUSSIA			41,321,916

Saudi Arabia - 0.7%
Advanced Polypropylene Co.		28,891	343,309
Al Rajhi Bank		317,792	4,837,712
Alinma Bank		242,310	1,029,213
Almarai Co. Ltd.		63,497	829,728
Arab National Bank		147,509	802,418
Bank Al-Jazira		104,626	333,578
Bank Albilad		93,270	564,957
Banque Saudi Fransi		133,237	1,097,454
Bupa Arabia for Cooperative Insurance Co.		4,697	134,254
Dar Al Arkan Real Estate Development Co. (a)		140,582	303,425
Emaar The Economic City (a)		105,641	206,643
Etihad Etisalat Co. (a)		94,095	697,417
Jarir Marketing Co.		14,671	576,298
National Commercial Bank		311,702	3,081,764
National Industrialization Co. (a)		99,279	268,443
Rabigh Refining & Petrochemical Co. (a)		60,654	221,147
Riyad Bank		313,078	1,418,120
SABIC		194,388	3,874,827
Sahara International Petrochemical Co.		92,660	379,271
Samba Financial Group		257,320	1,594,254
Saudi Airlines Catering Co.		9,448	200,904
Saudi Arabian Fertilizers Co.		41,950	790,435
Saudi Arabian Mining Co. (a)		114,889	1,142,010
Saudi Arabian Oil Co.		301,144	2,536,582
Saudi Cement Co.		19,230	269,706
Saudi Electricity Co.		209,553	951,424
Saudi Industrial Investment Group		59,274	293,728
Saudi Kayan Petrochemical Co. (a)		195,620	451,891
Saudi Telecom Co.		104,122	2,510,566
The Co. for Cooperative Insurance (a)		16,759	323,807
The Saudi British Bank		187,753	1,232,199
The Savola Group		67,055	722,749
Yanbu National Petrochemical Co.		56,339	674,719

TOTAL SAUDI ARABIA			34,694,952

Singapore - 0.8%
Ascendas Real Estate Investment Trust		730,052	1,526,744
BOC Aviation Ltd. Class A (b)		52,900	361,724
CapitaCommercial Trust (REIT)		725,146	824,018
CapitaLand Ltd.		667,500	1,416,279
CapitaMall Trust		657,900	875,338
City Developments Ltd.		114,900	642,262
ComfortDelgro Corp. Ltd.		571,100	665,802
DBS Group Holdings Ltd.		463,429	6,524,669
Genting Singapore Ltd.		1,586,500	880,300
Jardine Cycle & Carriage Ltd.		23,300	331,277
Keppel Corp. Ltd.		379,100	1,600,457
Mapletree Commercial Trust		547,400	753,760
Oversea-Chinese Banking Corp. Ltd.		838,589	5,350,462
Sembcorp Industries Ltd.		284,800	326,269
Singapore Airlines Ltd.		141,100	610,152
Singapore Airport Terminal Service Ltd.		177,200	410,536
Singapore Exchange Ltd.		201,800	1,376,095
Singapore Press Holdings Ltd.		443,600	476,362
Singapore Technologies Engineering Ltd.		400,100	968,939
Singapore Telecommunications Ltd.		2,115,200	4,226,672
Suntec (REIT)		467,600	461,858
United Overseas Bank Ltd.		326,153	4,660,438
UOL Group Ltd.		111,077	534,244
Venture Corp. Ltd.		71,300	796,826
Wilmar International Ltd.		490,200	1,234,462
Yangzijiang Shipbuilding Holdings Ltd.		628,600	435,891

TOTAL SINGAPORE			38,271,836

South Africa - 1.0%
Absa Group Ltd.		184,074	908,433
Anglo American Platinum Ltd.		13,227	694,153
AngloGold Ashanti Ltd.		107,619	2,626,998
Aspen Pharmacare Holdings Ltd. (a)		97,412	607,628
Bidcorp Ltd.		84,720	1,104,089
Bidvest Group Ltd.		78,223	635,244
Capitec Bank Holdings Ltd.		11,977	583,867
Clicks Group Ltd.		66,170	824,232
Discovery Ltd.		93,155	488,740
Exxaro Resources Ltd.		57,939	336,349
FirstRand Ltd.		863,957	1,885,591
Fortress (REIT) Ltd. Class A		358,853	196,636
Foschini Ltd.		64,753	254,060
Gold Fields Ltd.		215,768	1,606,094
Growthpoint Properties Ltd.		754,219	566,327
Impala Platinum Holdings Ltd.		199,565	1,190,257
Investec Ltd.		80,214	167,053
Kumba Iron Ore Ltd.		14,770	277,982
Liberty Holdings Ltd.		25,827	97,940
Life Healthcare Group Holdings Ltd.		377,912	363,344
MMI Holdings Ltd.		199,312	186,494
Mr Price Group Ltd.		64,013	456,075
MTN Group Ltd.		439,028	1,153,705
MultiChoice Group Ltd. (a)		118,745	556,546
Naspers Ltd. Class N		114,239	17,781,133
Nedbank Group Ltd.		96,060	558,442
Northam Platinum Ltd. (a)		89,933	445,747
Old Mutual Ltd.		1,246,197	904,619
Pick 'n Pay Stores Ltd.		84,660	265,221
PSG Group Ltd.		43,127	368,339
Rand Merchant Insurance Holdings Ltd.		162,250	219,705
Redefine Properties Ltd.		1,532,011	188,582
Remgro Ltd.		140,878	1,039,004
Resilient Property Income Fund Ltd.		4,599	8,905
RMB Holdings Ltd.		202,727	581,218
Sanlam Ltd.		473,969	1,515,238
Sasol Ltd. (a)		145,452	690,302
Shoprite Holdings Ltd.		125,105	713,672
Sibanye Stillwater Ltd. (a)		565,857	1,137,762
Spar Group Ltd.		51,576	491,612
Standard Bank Group Ltd.		339,424	1,872,841
Steinhoff Africa Retail Ltd. (b)		244,168	159,398
Telkom SA Ltd.		55,896	61,974
Tiger Brands Ltd.		44,728	435,541
Vodacom Group Ltd.		165,614	1,100,647
Woolworths Holdings Ltd.		260,514	429,025

TOTAL SOUTH AFRICA			48,736,764

Spain - 1.6%
ACS Actividades de Construccion y Servicios SA		66,960	1,674,431
Aena Sme SA (b)		17,019	2,154,106
Amadeus IT Holding SA Class A		110,854	5,335,373
Banco Bilbao Vizcaya Argentaria SA		1,715,611	5,607,959
Banco de Sabadell SA		1,466,893	607,794
Banco Santander SA (Spain)		4,279,552	9,555,360
Bankia SA		323,177	328,938
Bankinter SA		176,313	727,252
CaixaBank SA		929,105	1,670,800
Cellnex Telecom SA (b)		64,719	3,390,087
Enagas SA		61,524	1,435,395
Endesa SA		82,425	1,829,090
Ferrovial SA		126,402	3,158,202
Gas Natural SDG SA		75,934	1,340,550
Grifols SA		75,578	2,572,456
Iberdrola SA		1,577,712	15,694,744
Inditex SA		280,075	7,173,395
MAPFRE SA (Reg.)		267,539	489,908
Red Electrica Corporacion SA		110,237	1,940,379
Repsol SA		366,550	3,327,113
Siemens Gamesa Renewable Energy SA		61,430	913,506
Telefonica SA		1,207,237	5,520,076

TOTAL SPAIN			76,446,914

Sweden - 1.6%
Alfa Laval AB		81,153	1,516,502
ASSA ABLOY AB (B Shares)		256,807	4,597,344
Atlas Copco AB:
(A Shares)		168,834	5,818,775
(B Shares)		104,670	3,237,639
Boliden AB (c)		71,967	1,450,668
Electrolux AB (B Shares)		56,995	779,342
Epiroc AB:
Class A		145,607	1,457,181
Class B		124,924	1,232,513
Ericsson (B Shares)		794,019	6,783,434
Essity AB Class B		155,311	5,031,048
H&M Hennes & Mauritz AB (B Shares)		208,063	2,844,138
Hexagon AB (B Shares)		67,942	3,334,046
Husqvarna AB (B Shares)		112,844	679,015
ICA Gruppen AB		22,631	990,229
Industrivarden AB (C Shares)		41,596	851,179
Investor AB (B Shares)		116,265	5,778,162
Kinnevik AB (B Shares)		60,232	1,237,946
Lundbergfoeretagen AB		19,615	823,575
Lundin Petroleum AB		45,872	1,180,243
Sandvik AB		290,616	4,470,669
Securitas AB (B Shares)		78,713	931,348
Skandinaviska Enskilda Banken AB (A Shares)		420,364	3,460,630
Skanska AB (B Shares)		88,427	1,682,388
SKF AB (B Shares)		98,866	1,560,464
Svenska Handelsbanken AB (A Shares)		397,685	3,629,807
Swedbank AB (A Shares)		235,162	2,782,942
Swedish Match Co. AB		44,451	2,746,915
Tele2 AB (B Shares)		130,005	1,676,366
Telia Co. AB		707,875	2,461,257
Volvo AB (B Shares)		381,282	4,885,965

TOTAL SWEDEN			79,911,730

Switzerland - 6.7%
ABB Ltd. (Reg.)		473,322	8,984,733
Adecco SA (Reg.)		39,059	1,709,250
Alcon, Inc. (Switzerland) (a)		107,137	5,654,037
Baloise Holdings AG		12,769	1,911,547
Barry Callebaut AG		788	1,544,570
Clariant AG (Reg.)		50,971	943,379
Coca-Cola HBC AG		51,869	1,316,379
Compagnie Financiere Richemont SA Series A		134,735	7,643,984
Credit Suisse Group AG		661,020	6,035,534
Dufry AG		10,328	336,295
Ems-Chemie Holding AG		2,066	1,338,807
Galenica AG		11,456	1,721,515
Geberit AG (Reg.)		9,523	4,272,894
Givaudan SA		2,382	7,978,250
Julius Baer Group Ltd.		58,281	2,288,996
Kuehne & Nagel International AG		13,742	1,965,380
LafargeHolcim Ltd. (Reg.)		126,894	5,263,751
Lindt & Spruengli AG		25	2,092,722
Lindt & Spruengli AG (participation certificate)		288	2,245,221
Lonza Group AG		19,045	8,314,492
Nestle SA (Reg. S)		765,571	81,081,648
Novartis AG		553,398	47,226,139
Pargesa Holding SA		10,421	741,157
Partners Group Holding AG		4,840	3,809,823
Roche Holding AG (participation certificate)		180,912	62,649,352
Schindler Holding AG:
(participation certificate)		10,988	2,441,778
(Reg.)		4,633	993,557
SGS SA (Reg.)		1,562	3,535,840
Sika AG		33,031	5,464,958
Sonova Holding AG Class B		13,881	2,506,561
Straumann Holding AG		2,689	2,040,325
Swatch Group AG (Bearer)		5,777	1,159,223
Swatch Group AG (Bearer) (Reg.)		21,980	855,746
Swiss Life Holding AG		8,730	3,092,242
Swiss Prime Site AG		18,516	1,759,044
Swiss Re Ltd.		75,912	5,516,248
Swisscom AG		6,707	3,486,737
Temenos Group AG		17,019	2,214,542
UBS Group AG		996,490	10,674,651
Zurich Insurance Group Ltd.		38,412	12,178,692

TOTAL SWITZERLAND			326,989,999

Taiwan - 3.4%
Accton Technology Corp.		128,000	926,214
Acer, Inc.		685,288	378,726
Advantech Co. Ltd.		96,591	911,945
ASE Technology Holding Co. Ltd.		910,840	2,025,446
Asia Cement Corp.		595,466	873,228
ASUSTeK Computer, Inc.		188,000	1,268,530
AU Optronics Corp.		2,261,000	593,532
Catcher Technology Co. Ltd.		164,000	1,239,987
Cathay Financial Holding Co. Ltd.		2,020,879	2,691,653
Chang Hwa Commercial Bank		1,490,799	973,123
Cheng Shin Rubber Industry Co. Ltd.		508,899	583,981
Chicony Electronics Co. Ltd.		134,493	378,163
China Airlines Ltd.		509,490	140,353
China Development Finance Holding Corp.		3,234,800	976,991
China Life Insurance Co. Ltd. (a)		641,256	437,077
China Steel Corp.		2,888,426	1,931,099
Chinatrust Financial Holding Co. Ltd.		4,839,579	3,219,267
Chunghwa Telecom Co. Ltd.		986,000	3,617,440
Compal Electronics, Inc.		1,165,000	741,346
Delta Electronics, Inc.		507,621	2,363,397
E.SUN Financial Holdings Co. Ltd.		2,685,552	2,435,684
ECLAT Textile Co. Ltd.		46,941	467,787
EVA Airways Corp.		725,422	278,481
Evergreen Marine Corp. (Taiwan) (a)		669,120	247,237
Far Eastern Textile Ltd.		867,664	752,097
Far EasTone Telecommunications Co. Ltd.		431,000	958,232
Feng Tay Enterprise Co. Ltd.		84,379	479,185
First Financial Holding Co. Ltd.		2,619,278	1,925,565
Formosa Chemicals & Fibre Corp.		924,590	2,337,803
Formosa Petrochemical Corp.		334,000	1,000,306
Formosa Plastics Corp.		1,159,480	3,397,247
Formosa Taffeta Co. Ltd.		160,000	182,107
Foxconn Technology Co. Ltd.		271,535	520,436
Fubon Financial Holding Co. Ltd.		1,732,398	2,445,176
Giant Manufacturing Co. Ltd.		74,000	435,416
GlobalWafers Co. Ltd.		56,000	711,434
Highwealth Construction Corp.		213,480	310,953
HIWIN Technologies Corp.		54,202	516,060
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,222,990	8,268,106
Hotai Motor Co. Ltd.		76,000	1,400,678
Hua Nan Financial Holdings Co. Ltd.		2,000,630	1,297,239
Innolux Corp.		1,954,427	423,748
Inventec Corp.		724,280	568,063
Largan Precision Co. Ltd.		26,000	3,537,788
Lite-On Technology Corp.		577,910	896,430
MediaTek, Inc.		390,970	5,388,990
Mega Financial Holding Co. Ltd.		2,832,246	2,843,924
Micro-Star International Co. Ltd.		159,000	492,324
Nan Ya Plastics Corp.		1,347,780	2,976,279
Nanya Technology Corp.		300,000	642,818
Nien Made Enterprise Co. Ltd.		41,000	314,034
Novatek Microelectronics Corp.		145,000	900,130
Pegatron Corp.		491,000	1,075,275
Phison Electronics Corp.		33,000	312,594
Pou Chen Corp.		599,000	563,062
Powertech Technology, Inc.		204,000	680,964
President Chain Store Corp.		149,000	1,538,002
Quanta Computer, Inc.		684,000	1,475,243
Realtek Semiconductor Corp.		119,090	1,017,975
Ruentex Development Co. Ltd.		133,694	198,621
Ruentex Industries Ltd.		77,809	177,885
Shin Kong Financial Holding Co. Ltd.		2,682,339	762,256
Shin Kong Financial Holding Co. Ltd. rights 5/6/20 (a)		66,841	1,660
Sinopac Holdings Co.		2,723,314	1,106,437
Standard Foods Corp.		125,986	283,443
Synnex Technology International Corp.		329,500	438,959
Taishin Financial Holdings Co. Ltd.		2,334,301	991,072
Taiwan Business Bank		1,304,943	471,865
Taiwan Cement Corp.		1,288,942	1,856,314
Taiwan Cooperative Financial Holding Co. Ltd.		2,281,329	1,529,191
Taiwan High Speed Rail Corp.		491,000	559,768
Taiwan Mobile Co. Ltd.		417,600	1,501,957
Taiwan Semiconductor Manufacturing Co. Ltd.		5,885,000	59,260,085
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		86,021	4,570,296
Tatung Co. Ltd. (a)		527,000	377,995
The Shanghai Commercial & Savings Bank Ltd.		839,616	1,234,189
Unified-President Enterprises Corp.		1,259,080	2,926,362
United Microelectronics Corp.		2,827,000	1,459,964
Vanguard International Semiconductor Corp.		252,000	583,595
Walsin Technology Corp.		73,000	516,070
Win Semiconductors Corp.		85,000	758,499
Winbond Electronics Corp.		691,000	320,066
Wistron Corp.		716,666	670,841
Wiwynn Corp.		20,000	512,261
WPG Holding Co. Ltd.		377,320	490,644
Yageo Corp.		64,519	833,270
Yuanta Financial Holding Co. Ltd.		2,486,372	1,414,635

TOTAL TAIWAN			168,094,570

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		303,200	1,847,902
Airports of Thailand PCL (For. Reg.)		1,155,300	2,204,910
B. Grimm Power PCL		322,800	442,960
Bangkok Bank PCL (For. Reg.)		113,700	361,695
Bangkok Dusit Medical Services PCL (For. Reg.)		2,371,300	1,509,332
Bangkok Expressway and Metro PCL		1,742,700	503,761
Banpu PCL (For. Reg.)		1,005,100	178,712
Berli Jucker PCL (For. Reg)		276,400	340,025
BTS Group Holdings PCL (For. Reg.)		1,740,300	615,846
Bumrungrad Hospital PCL (For. Reg.)		118,600	427,206
C.P. ALL PCL (For. Reg.)		1,565,100	3,423,306
Central Pattana PCL (For. Reg.)		604,500	895,591
Central Retail Corp. PCL		460,166	523,922
Charoen Pokphand Foods PCL (For. Reg.)		943,900	782,376
Electricity Generating PCL (For. Reg.)		73,900	646,865
Energy Absolute PCL		467,700	573,983
Global Power Synergy Public Co. Ltd.		177,900	384,569
Gulf Energy Development PCL		716,500	853,423
Home Product Center PCL (For. Reg.)		1,430,767	597,719
Indorama Ventures PCL (For. Reg.)		459,200	401,869
Intouch Holdings PCL (For. Reg.)		583,300	956,378
IRPC PCL (For. Reg.)		2,299,400	188,346
Kasikornbank PCL (For. Reg.)		456,500	1,200,205
Krung Thai Bank PCL (For. Reg.)		1,036,855	348,767
Land & House PCL (For. Reg.)		2,149,500	486,013
Minor International PCL:
warrants 9/30/21 (a)		36,068	2,486
(For. Reg.)		778,370	503,329
Muangthai Leasing PCL		128,209	186,616
Osotspa PCL		191,000	243,142
PTT Exploration and Production PCL (For. Reg.)		337,744	872,330
PTT Global Chemical PCL (For. Reg.)		553,439	637,470
PTT PCL (For. Reg.)		2,946,800	3,219,492
Ratchaburi Electric Generating Holding PCL (For. Reg.)		154,100	315,365
Siam Cement PCL (For. Reg.)		207,100	2,201,265
Siam Commercial Bank PCL (For. Reg.)		226,800	473,984
Srisawad Corp. PCL		181,100	299,535
Thai Oil PCL (For. Reg.)		311,900	390,421
Thai Union Frozen Products PCL (For. Reg.)		828,700	334,523
TMB Bank PCL (For. Reg.)		6,186,688	181,488
Total Access Communication PCL (For. Reg.)		102,100	132,210
True Corp. PCL (For. Reg.)		2,917,012	297,945

TOTAL THAILAND			30,987,282

Turkey - 0.1%
Akbank TAS (a)		745,223	627,994
Anadolu Efes Biracilik Ve Malt Sanayii A/S		57,165	150,324
Arcelik A/S		39,999	93,853
Aselsan A/S		71,791	278,762
Bim Birlesik Magazalar A/S JSC		111,674	884,349
Eregli Demir ve Celik Fabrikalari T.A.S.		322,859	373,693
Ford Otomotiv Sanayi A/S		17,735	160,616
Haci Omer Sabanci Holding A/S		259,532	303,737
Koc Holding A/S		201,466	442,162
TAV Havalimanlari Holding A/S		35,498	92,433
Tupras Turkiye Petrol Rafinerileri A/S		33,678	437,508
Turk Hava Yollari AO (a)		153,517	234,795
Turkcell Iletisim Hizmet A/S		290,814	580,421
Turkiye Garanti Bankasi A/S (a)		611,141	729,225
Turkiye Is Bankasi A/S Series C (a)		370,295	262,245

TOTAL TURKEY			5,652,117

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		722,610	873,471
Aldar Properties PJSC (a)		911,865	451,818
DP World Ltd.		45,256	723,643
Dubai Islamic Bank Pakistan Ltd. (a)		463,466	463,069
Emaar Malls Group PJSC (a)		746,722	262,247
Emaar Properties PJSC		884,121	657,106
Emirates Telecommunications Corp.		456,398	1,925,913
National Bank of Abu Dhabi PJSC (a)		716,224	2,261,873

TOTAL UNITED ARAB EMIRATES			7,619,140

United Kingdom - 9.0%
3i Group PLC		251,175	2,480,223
Admiral Group PLC		48,342	1,418,661
Anglo American PLC (United Kingdom)		263,761	4,701,393
Antofagasta PLC		103,643	1,061,277
Ashtead Group PLC		116,936	3,203,359
Associated British Foods PLC		89,700	2,138,093
AstraZeneca PLC (United Kingdom)		337,789	35,330,062
Auto Trader Group PLC (b)		232,918	1,340,794
Aveva Group PLC		15,963	717,763
Aviva PLC		1,008,240	3,049,047
BAE Systems PLC		818,062	5,217,955
Barclays PLC		4,442,074	5,931,507
Barratt Developments PLC		263,302	1,721,154
Berkeley Group Holdings PLC		31,078	1,637,341
BHP Billiton PLC		544,669	9,142,257
BP PLC		4,501,989	17,739,716
BP PLC sponsored ADR		121,951	2,902,434
British American Tobacco PLC (United Kingdom)		590,693	22,767,818
British Land Co. PLC		228,441	1,165,334
BT Group PLC		2,167,314	3,167,854
Bunzl PLC		88,151	1,917,977
Burberry Group PLC		106,459	1,848,504
Carnival PLC		41,212	567,911
Centrica PLC		1,443,738	722,096
Coca-Cola European Partners PLC		59,288	2,350,176
Compass Group PLC		407,832	6,862,756
Croda International PLC		33,160	2,038,968
Diageo PLC		602,577	20,746,637
Direct Line Insurance Group PLC		358,695	1,231,091
easyJet PLC		39,804	302,403
Evraz PLC		136,508	455,963
G4S PLC (United Kingdom)		370,030	508,930
GlaxoSmithKline PLC		1,284,489	26,797,776
Halma PLC		97,875	2,576,417
Hargreaves Lansdown PLC		85,497	1,551,180
HSBC Holdings PLC (United Kingdom)		5,222,279	26,842,320
Imperial Brands PLC		246,239	5,207,217
Informa PLC		322,842	1,783,335
InterContinental Hotel Group PLC		44,393	2,022,221
Intertek Group PLC		41,726	2,496,310
ITV PLC		904,284	871,293
J Sainsbury PLC		465,668	1,161,874
John David Group PLC		107,362	715,868
Johnson Matthey PLC		48,070	1,206,342
Kingfisher PLC		542,317	1,075,846
Land Securities Group PLC		176,670	1,473,055
Legal & General Group PLC		1,535,937	3,958,013
Lloyds Banking Group PLC		18,065,246	7,309,355
London Stock Exchange Group PLC		81,010	7,607,513
M&G PLC		663,435	1,105,076
Marks & Spencer Group PLC		511,284	595,681
Meggitt PLC		197,019	693,070
Melrose Industries PLC		1,247,317	1,567,540
Micro Focus International PLC		89,065	528,048
Mondi PLC		95,342	1,693,174
Mondi PLC		30,915	550,907
National Grid PLC		892,611	10,498,186
Next PLC		34,463	2,051,375
NMC Health PLC		30,958	10,523
Ocado Group PLC (a)		114,995	2,323,897
Pearson PLC		193,922	1,118,280
Persimmon PLC		82,458	2,290,022
Prudential PLC		669,164	9,440,176
Reckitt Benckiser Group PLC		181,982	15,159,057
RELX PLC (London Stock Exchange)		499,825	11,309,499
Rentokil Initial PLC		473,493	2,817,101
Rio Tinto PLC		288,769	13,404,271
Rolls-Royce Holdings PLC		444,785	1,840,945
Royal Bank of Scotland Group PLC		1,247,860	1,740,904
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,092,748	17,991,293
Class B (United Kingdom)		942,480	15,087,835
RSA Insurance Group PLC		264,989	1,205,518
Sage Group PLC		282,937	2,280,699
Schroders PLC		32,398	1,082,972
Scottish & Southern Energy PLC		268,461	4,210,912
Segro PLC		281,713	2,943,566
Severn Trent PLC		60,985	1,835,774
Smith & Nephew PLC		225,223	4,407,412
Smiths Group PLC		103,390	1,615,375
Spirax-Sarco Engineering PLC		18,860	2,073,264
St. James's Place Capital PLC		138,632	1,486,604
Standard Chartered PLC (United Kingdom)		702,477	3,605,437
Standard Life PLC		600,115	1,671,173
Taylor Wimpey PLC		851,292	1,576,673
Tesco PLC		2,520,448	7,455,030
The Weir Group PLC		67,496	811,517
Unilever PLC		285,255	14,688,402
United Utilities Group PLC		170,400	1,936,291
Vodafone Group PLC		5,846,632	8,247,698
Vodafone Group PLC sponsored ADR		106,118	1,500,509
Whitbread PLC		34,778	1,305,326
WM Morrison Supermarkets PLC		612,671	1,412,136

TOTAL UNITED KINGDOM			442,212,537

United States of America - 0.1%
Luckin Coffee, Inc. ADR (c)(d)		21,522	94,482
NICE Systems Ltd. sponsored ADR (a)(c)		3,551	583,429
Ovintiv, Inc. (c)		65,041	406,521
Southern Copper Corp.		21,790	706,868
Yum China Holdings, Inc.		92,723	4,493,357

TOTAL UNITED STATES OF AMERICA			6,284,657

TOTAL COMMON STOCKS
(Cost $5,342,625,217)			4,694,588,152

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Banco Bradesco SA (PN)		1,152,808	4,059,706
Braskem SA (PN-A)		45,700	177,660
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		7,107	36,385
Companhia Energetica de Minas Gerais (CEMIG) (PN)		246,407	431,379
Gerdau SA		288,100	621,985
Itau Unibanco Holding SA		1,252,521	5,244,654
Itausa-Investimentos Itau SA (PN)		1,150,898	1,904,795
Lojas Americanas SA (PN)		192,440	880,470
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,072,000	3,558,285
Telefonica Brasil SA		109,100	915,871

TOTAL BRAZIL			17,831,190

Chile - 0.0%
Embotelladora Andina SA Class B		92,928	221,941
Sociedad Quimica y Minera de Chile SA (PN-B)		30,622	728,047

TOTAL CHILE			949,988

Colombia - 0.0%
Bancolombia SA (PN)		107,905	705,375
Grupo Aval Acciones y Valores SA		950,250	202,819

TOTAL COLOMBIA			908,194

France - 0.0%
Air Liquide SA (a)		7,782	988,737
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		19,947	944,743
Fuchs Petrolub AG		17,864	692,687
Henkel AG & Co. KGaA		48,023	4,264,811
Porsche Automobil Holding SE (Germany)		38,811	1,959,713
Sartorius AG (non-vtg.)		8,877	2,498,115
Volkswagen AG		47,722	6,705,413

TOTAL GERMANY			17,065,482

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,851,377	737,277
Korea (South) - 0.2%
AMOREPACIFIC Corp.		3,178	163,761
Hyundai Motor Co.		4,075	190,863
Hyundai Motor Co. Series 2		13,638	657,854
LG Chemical Ltd.		2,468	350,441
LG Household & Health Care Ltd.		419	250,398
Samsung Electronics Co. Ltd.		210,354	7,315,742

TOTAL KOREA (SOUTH)			8,929,059

Russia - 0.0%
AK Transneft OAO		100	183,474
Surgutneftegas OJSC		1,917,133	938,141

TOTAL RUSSIA			1,121,615

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $65,573,418)			48,531,542
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	11,626
		Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.16% (f)		100,610,383	100,640,566
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)		28,216,953	28,219,774
TOTAL MONEY MARKET FUNDS
(Cost $128,853,848)			128,860,340
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $5,537,066,442)			4,871,991,660
NET OTHER ASSETS (LIABILITIES) - 0.5%			24,672,018
NET ASSETS - 100%			$4,896,663,678
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,236	June 2020	$101,246,940	$10,491,255	$10,491,255
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	960	June 2020	43,483,200	4,006,549	4,006,549
TME S&P/TSX 60 Index Contracts (Canada)	81	June 2020	10,337,182	1,150,493	1,150,493
TOTAL FUTURES CONTRACTS					$15,648,297

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,046,650 or 1.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$677,364
Fidelity Securities Lending Cash Central Fund	333,489
Total	$1,010,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$351,542,646	$92,943,956	$258,598,690	$--
Consumer Discretionary	567,611,075	272,097,187	295,412,235	101,653
Consumer Staples	489,244,330	127,677,160	361,556,416	10,754
Energy	245,096,576	86,659,899	158,436,677	--
Financials	888,103,159	329,819,761	558,271,786	11,612
Health Care	506,015,383	145,277,594	360,737,789	--
Industrials	537,991,758	184,162,989	353,828,769	--
Information Technology	495,428,203	198,135,971	297,290,932	1,300
Materials	347,778,441	141,626,602	206,151,839	--
Real Estate	142,318,503	44,188,163	98,041,051	89,289
Utilities	171,989,620	74,509,410	97,480,209	1
Corporate Bonds	11,626	--	11,626	--
Money Market Funds	128,860,340	128,860,340	--	--
Total Investments in Securities:	$4,871,991,660	$1,825,959,032	$3,045,818,019	$214,609
Derivative Instruments:
Assets
Futures Contracts	$15,648,297	$15,648,297	$--	$--
Total Assets	$15,648,297	$15,648,297	$--	$--
Total Derivative Instruments:	$15,648,297	$15,648,297	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$15,648,297	$0
Total Equity Risk	15,648,297	0
Total Value of Derivatives	$15,648,297	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,243,559) — See accompanying schedule: Unaffiliated issuers (cost $5,408,212,594)	$4,743,131,320
Fidelity Central Funds (cost $128,853,848)	128,860,340
Total Investment in Securities (cost $5,537,066,442)		$4,871,991,660
Segregated cash with brokers for derivative instruments		19,695,376
Cash		18,102
Foreign currency held at value (cost $11,771,837)		11,803,767
Receivable for fund shares sold		6,280,523
Dividends receivable		23,477,707
Interest receivable		8
Distributions receivable from Fidelity Central Funds		76,029
Other receivables		1,041
Total assets		4,933,344,213
Liabilities
Payable for investments purchased	$227,308
Payable for fund shares redeemed	4,685,067
Accrued management fee	214,473
Payable for daily variation margin on futures contracts	3,335,316
Collateral on securities loaned	28,218,371
Total liabilities		36,680,535
Net Assets		$4,896,663,678
Net Assets consist of:
Paid in capital		$5,674,867,452
Total accumulated earnings (loss)		(778,203,774)
Net Assets		$4,896,663,678
Net Asset Value and Maximum Offering Price
Fidelity Global ex U.S. Index Fund:
Net Asset Value, offering price and redemption price per share ($4,896,663,678 ÷ 445,108,742 shares)		$11.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$66,735,950
Interest		42,373
Income from Fidelity Central Funds (including $333,489 from security lending)		1,010,853
Income before foreign taxes withheld		67,789,176
Less foreign taxes withheld		(7,599,990)
Total income		60,189,186
Expenses
Management fee	$1,466,773
Independent trustees' fees and expenses	9,881
Commitment fees	6,773
Total expenses before reductions	1,483,427
Expense reductions	(10,475)
Total expenses after reductions		1,472,952
Net investment income (loss)		58,716,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $46)	(26,376,768)
Fidelity Central Funds	2,959
Foreign currency transactions	(623,031)
Futures contracts	(28,647,386)
Total net realized gain (loss)		(55,644,226)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $591,608)	(791,546,117)
Fidelity Central Funds	5,857
Assets and liabilities in foreign currencies	1,580
Futures contracts	11,713,521
Total change in net unrealized appreciation (depreciation)		(779,825,159)
Net gain (loss)		(835,469,385)
Net increase (decrease) in net assets resulting from operations		$(776,753,151)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,716,234	$175,719,492
Net realized gain (loss)	(55,644,226)	140,656,340
Change in net unrealized appreciation (depreciation)	(779,825,159)	231,091,659
Net increase (decrease) in net assets resulting from operations	(776,753,151)	547,467,491
Distributions to shareholders	(156,691,409)	(108,403,469)
Share transactions - net increase (decrease)	486,713,170	810,629,225
Total increase (decrease) in net assets	(446,731,390)	1,249,693,247
Net Assets
Beginning of period	5,343,395,068	4,093,701,821
End of period	$4,896,663,678	$5,343,395,068

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$12.07	$13.50	$11.13	$11.33	$12.30
Income from Investment Operations
Net investment income (loss)A	.14	.41	.38	.33	.32	.33
Net realized and unrealized gain (loss)	(1.85)	.91	(1.50)	2.27	(.26)B	(1.00)
Total from investment operations	(1.71)	1.32	(1.12)	2.60	.06	(.67)
Distributions from net investment income	(.38)	(.30)	(.28)	(.22)	(.26)	(.29)
Distributions from net realized gain	–	–	(.03)	(.01)	–	(.01)
Total distributions	(.38)	(.30)	(.31)	(.23)	(.26)	(.30)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$11.00	$13.09	$12.07	$13.50	$11.13	$11.33
Total ReturnD,E	(13.49)%	11.28%	(8.47)%	23.83%	.68%	(5.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.06%	.06%	.14%	.20%
Expenses net of fee waivers, if any	.06%H	.06%	.06%	.06%	.08%	.10%
Expenses net of all reductions	.06%H	.06%	.06%	.06%	.08%	.10%
Net investment income (loss)	2.21%H	3.32%	2.91%	2.75%	2.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$4,896,664	$5,343,395	$2,879,110	$952,883	$644,884	$87,972
Portfolio turnover rateI	3%H	5%J	19%J	9%	1%J	1%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective after the close of business November 9, 2018, each Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$2,888,865,555	$430,535,754	$(567,084,027)	$(136,548,273)
Fidelity Global ex U.S. Index Fund	5,563,732,298	534,280,370	(1,210,372,711)	(676,092,341)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(31,981,633)	$(66,849,807)	$(98,831,440)
Fidelity Global ex U.S. Index Fund	(10,847,456)	(61,270,755)	(72,118,211)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Global ex U.S. Index Fund. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	319,495,821	99,388,519
Fidelity Global ex U.S. Index Fund	443,223,391	71,584,868

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, Fidelity Global ex U.S. Index Fund received investments and cash valued at $136,253,459 in exchange for 11,159,169 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective April 29, 2020, the Board approved to add an expense contract to each Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global Ex-U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2020. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Global ex U.S. Index Fund had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Index Fund	Borrower	$7,284,500.28%		$336

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 63,510,266 shares of the Fidelity Global ex U.S. Index Fund were redeemed in-kind for investments and cash with a value of $811,648,495. The Fund had a net realized gain of $194,672,044 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Fidelity Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Emerging Markets Index Fund	$3,723
Fidelity Global ex U.S. Index Fund	6,773

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Index Fund	$14,373	$1	$–
Fidelity Global ex U.S. Index Fund	$5,360	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Index Fund	$22,717
Fidelity Global ex U.S. Index Fund	10,475

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Fidelity Emerging Markets Index Fund
Distributions to shareholders
Fidelity Emerging Markets Index Fund	80,764,390	37,459,724
Total	$80,764,390	$37,459,724
Fidelity Global ex U.S. Index Fund
Distributions to shareholders
Fidelity Global ex U.S. Index Fund	156,691,409	108,403,469
Total	$156,691,409	$108,403,469

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Fidelity Emerging Markets Index Fund
Investor Class
Shares sold	–	47,688	$–	$474,950
Shares redeemed	–	(3,819,334)	–	(37,362,011)
Net increase (decrease)	–	(3,771,646)	$–	$(36,887,061)
Premium Class
Shares sold	–	689,194	$–	$6,903,964
Shares redeemed	–	(77,401,256)	–	(757,631,697)
Net increase (decrease)	–	(76,712,062)	$–	$(750,727,733)
Institutional Class
Shares sold	–	582,859	$–	$5,809,747
Shares redeemed	–	(25,820,349)	–	(253,143,825)
Net increase (decrease)	–	(25,237,490)	$–	$(247,334,078)
Fidelity Emerging Markets Index Fund
Shares sold	99,462,741	276,388,718	$950,092,185	$2,766,924,036
Reinvestment of distributions	6,367,220	3,427,984	65,709,713	32,805,804
Shares redeemed	(84,559,117)	(61,235,464)	(788,883,521)	(615,973,215)
Net increase (decrease)	21,270,844	218,581,238	$226,918,377	$2,183,756,625
Fidelity Global ex U.S. Index Fund
Investor Class
Shares sold	–	83,392	$–	$1,024,236
Shares redeemed	–	(3,869,137)	–	(47,325,730)
Net increase (decrease)	–	(3,785,745)	$–	$(46,301,494)
Premium Class
Shares sold	–	433,950	$–	$5,335,819
Shares redeemed	–	(72,629,330)	–	(888,620,605)
Net increase (decrease)	–	(72,195,380)	$–	$(883,284,786)
Institutional Class
Shares sold	–	238,558	$–	$2,941,634
Shares redeemed	–	(24,965,817)	–	(305,562,280)
Net increase (decrease)	–	(24,727,259)	$–	$(302,620,646)
Fidelity Global ex U.S. Index Fund
Shares sold	106,876,477	317,154,787(a)	$1,294,701,889	$3,900,989,974(a)
Reinvestment of distributions	11,328,212	9,016,767	146,587,056	104,233,831
Shares redeemed	(81,218,153)	(156,601,538)(b)	(954,575,775)	(1,962,387,654)(b)
Net increase (decrease)	36,986,536	169,570,016	$486,713,170	$2,042,836,151

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Unaffiliated Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Fidelity Emerging Markets Index Fund	.08%
Actual		$1,000.00	$891.20	$.38
Hypothetical-C		$1,000.00	$1,024.47	$.40
Fidelity Global ex U.S. Index Fund	.06%
Actual		$1,000.00	$865.10	$.28
Hypothetical-C		$1,000.00	$1,024.57	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMX-I-GUX-I-SANN-0620
1.929371.108

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Fidelity® SAI International Low Volatility Index Fund

Fidelity® SAI U.S. Low Volatility Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI International Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Taiwan	18.6%
India	13.5%
Cayman Islands	11.9%
Korea (South)	8.6%
Malaysia	6.4%
Hong Kong	5.1%
United States of America	5.0%
Thailand	4.8%
China	3.6%
Other*	22.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2020

% of fund's net assets
ZTO Express (Cayman), Inc. sponsored ADR (Cayman Islands, Air Freight & Logistics)	2.2
Hengan International Group Co. Ltd. (Cayman Islands, Personal Products)	1.9
Yum China Holdings, Inc. (United States of America, Hotels, Restaurants & Leisure)	1.8
Quanta Computer, Inc. (Taiwan, Technology Hardware, Storage & Peripherals)	1.8
Guangdong Investment Ltd. (Hong Kong, Water Utilities)	1.7
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.7
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7
Taiwan Mobile Co. Ltd. (Taiwan, Wireless Telecommunication Services)	1.6
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.6
Hindustan Unilever Ltd. (India, Household Products)	1.6
17.6

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	19.0
Communication Services	14.3
Information Technology	13.7
Consumer Staples	10.7
Health Care	8.1
Utilities	7.8
Consumer Discretionary	7.8
Industrials	7.3
Materials	3.8
Energy	2.9

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Bailiwick of Jersey - 0.7%
WNS Holdings Ltd. sponsored ADR (a)	114,859	$5,610,862
Bermuda - 2.0%
China Resource Gas Group Ltd.	2,092,000	11,757,735
Shenzhen International Holdings Ltd.	2,422,565	4,682,116

TOTAL BERMUDA		16,439,851

Brazil - 1.4%
Atacadao Distribuicao Comercio e Industria Ltda	637,400	2,344,287
EDP Energias do Brasil SA	327,400	1,023,520
Embraer SA (a)	1,767,400	2,811,381
Hapvida Participacoes e Investimentos SA (b)	397,200	3,830,370
IRB Brasil Resseguros SA	1,100,700	2,068,658

TOTAL BRAZIL		12,078,216

Cayman Islands - 11.9%
Hengan International Group Co. Ltd.	1,783,500	15,860,579
PagSeguro Digital Ltd. (a)(c)	148,843	3,770,193
Semiconductor Manufacturing International Corp. (a)(c)	6,570,000	12,331,511
Shenzhou International Group Holdings Ltd.	1,018,100	11,750,541
Sino Biopharmaceutical Ltd.	6,460,000	9,416,091
Tencent Holdings Ltd.	256,400	13,478,804
Want Want China Holdings Ltd.	16,084,000	11,463,739
Zhenro Properties Group Ltd.	5,307,000	3,404,079
ZTO Express (Cayman), Inc. sponsored ADR	624,327	18,579,973

TOTAL CAYMAN ISLANDS		100,055,510

Chile - 1.0%
Banco de Chile (a)	70,914,142	6,251,384
Compania Cervecerias Unidas SA	351,994	2,529,601

TOTAL CHILE		8,780,985

China - 3.6%
China Telecom Corp. Ltd. (H Shares)	33,402,000	11,537,065
Huaneng Power International, Inc. (H Shares)	9,538,000	3,585,752
Jiangsu Expressway Co. Ltd. (H Shares)	3,144,000	3,752,883
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,292,000	3,481,879
Sinopharm Group Co. Ltd. (H Shares)	1,340,400	3,614,202
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,390,100	4,252,504

TOTAL CHINA		30,224,285

Czech Republic - 0.0%
Komercni Banka A/S	9,397	199,203
Hong Kong - 5.1%
China Mobile Ltd.	1,733,000	13,931,691
China Resources Pharmaceutical Group Ltd. (b)	4,177,500	2,623,590
China Resources Power Holdings Co. Ltd.	3,789,000	4,487,864
CNOOC Ltd.	1,191,000	1,316,796
Far East Horizon Ltd.	6,931,500	5,611,289
Guangdong Investment Ltd.	7,090,000	14,736,331

TOTAL HONG KONG		42,707,561

India - 13.5%
Apollo Hospitals Enterprise Ltd.	229,908	4,231,743
Cipla Ltd.	711,086	5,535,217
Dr. Reddy's Laboratories Ltd.	206,409	10,693,584
HCL Technologies Ltd.	1,701,529	12,205,632
Hindustan Unilever Ltd.	463,954	13,436,719
ICICI Lombard General Insurance Co. Ltd. (b)	220,867	3,776,315
Infosys Ltd.	1,290,680	12,066,567
Lupin Ltd.	562,548	6,204,863
Petronet LNG Ltd.	88,043	283,699
Pidilite Industries Ltd.	312,890	6,309,091
Power Grid Corp. of India Ltd.	4,012,427	8,601,695
Sun Pharmaceutical Industries Ltd.	393,309	2,399,247
Tata Consultancy Services Ltd.	444,875	11,779,237
Tech Mahindra Ltd.	1,001,030	7,200,935
Wipro Ltd.	3,476,507	8,828,089

TOTAL INDIA		113,552,633

Indonesia - 3.0%
PT Bank Central Asia Tbk	5,773,700	10,001,146
PT Indofood CBP Sukses Makmur Tbk	5,635,100	3,728,477
PT Telekomunikasi Indonesia Tbk Series B	51,582,400	11,861,480

TOTAL INDONESIA		25,591,103

Korea (South) - 8.6%
Coway Co. Ltd.	129,387	6,539,431
Db Insurance Co. Ltd.	86,162	3,131,320
E-Mart Co. Ltd.	2,138	211,188
Hankook Tire Co. Ltd.	201,236	3,520,023
Hyundai Mobis	62,964	8,914,596
Kangwon Land, Inc.	260,960	5,380,995
Korea Electric Power Corp. (a)	464,025	9,109,839
KT&G Corp.	154,082	10,286,170
S1 Corp.	45,678	3,252,401
Samsung Life Insurance Co. Ltd.	171,077	6,914,393
SK C&C Co. Ltd.	30,646	4,591,199
SK Telecom Co. Ltd.	59,673	10,402,216

TOTAL KOREA (SOUTH)		72,253,771

Kuwait - 2.0%
Boubyan Bank KSC	2,310,151	3,734,483
Gulf Bank	654,412	457,009
Mabanee Co. SAKC	1,276,540	2,624,893
National Bank of Kuwait	4,359,390	10,443,931

TOTAL KUWAIT		17,260,316

Malaysia - 6.4%
Dialog Group Bhd	6,281,900	4,852,300
Hap Seng Consolidated Bhd	1,656,700	2,826,018
Hong Leong Bank Bhd	1,141,300	3,522,415
IHH Healthcare Bhd	7,265,500	8,845,031
Malayan Banking Bhd	5,681,668	9,976,297
Petronas Dagangan Bhd	762,200	3,597,183
Petronas Gas Bhd	1,128,300	4,032,165
PPB Group Bhd	1,050,400	4,005,963
Public Bank Bhd	3,251,200	12,362,165

TOTAL MALAYSIA		54,019,537

Mexico - 1.7%
Gruma S.A.B. de CV Series B	45,820	434,968
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	957,900	5,985,633
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	505,505	5,063,020
Kimberly-Clark de Mexico SA de CV Series A	2,160,200	3,051,044

TOTAL MEXICO		14,534,665

Philippines - 2.3%
Bank of the Philippine Islands (BPI)	3,136,320	3,597,941
BDO Unibank, Inc.	4,449,950	8,745,611
Jollibee Food Corp.	1,056,250	2,980,542
Manila Electric Co.	427,440	2,131,675
SM Prime Holdings, Inc.	3,154,500	1,918,688

TOTAL PHILIPPINES		19,374,457

Qatar - 3.2%
Qatar Electricity & Water Co. (a)	456,758	1,894,272
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	6,897,870	4,732,458
Qatar Islamic Bank (a)	1,199,314	5,102,272
Qatar National Bank SAQ (a)	2,048,167	9,692,370
The Commercial Bank of Qatar	5,035,733	5,532,253

TOTAL QATAR		26,953,625

Saudi Arabia - 1.6%
Jarir Marketing Co.	149,384	5,868,018
Saudi Arabian Fertilizers Co.	222,733	4,196,805
Saudi Telecom Co.	146,353	3,528,831

TOTAL SAUDI ARABIA		13,593,654

South Africa - 0.9%
Bidcorp Ltd.	608,380	7,928,539
Taiwan - 18.6%
ASUSTeK Computer, Inc.	814,000	5,492,464
Chang Hwa Commercial Bank	15,463,280	10,093,694
China Steel Corp.	17,368,000	11,611,629
Chunghwa Telecom Co. Ltd.	3,962,000	14,535,800
Far EasTone Telecommunications Co. Ltd.	4,086,000	9,084,302
Formosa Petrochemical Corp.	3,234,000	9,685,593
Formosa Plastics Corp.	3,259,000	9,548,787
Novatek Microelectronics Corp.	550,000	3,414,286
Pou Chen Corp.	5,770,000	5,423,819
President Chain Store Corp.	411,000	4,242,408
Quanta Computer, Inc.	6,878,000	14,834,392
Taiwan Cooperative Financial Holding Co. Ltd.	12,466,990	8,356,711
Taiwan Mobile Co. Ltd.	3,821,000	13,742,767
The Shanghai Commercial & Savings Bank Ltd.	5,560,000	8,172,895
Unified-President Enterprises Corp.	4,602,000	10,695,999
United Microelectronics Corp.	25,753,000	13,299,775
WPG Holding Co. Ltd.	3,580,000	4,655,213

TOTAL TAIWAN		156,890,534

Thailand - 4.8%
Advanced Info Service PCL	53,700	327,283
Advanced Info Service PCL (For. Reg.)	968,800	5,904,509
Bangkok Bank PCL	927,800	2,951,456
Bangkok Dusit Medical Services PCL	536,900	341,737
Bangkok Dusit Medical Services PCL (For. Reg.)	7,051,300	4,488,151
BTS Group Holdings PCL	1,099,000	388,528
BTS Group Holdings PCL (For. Reg.)	13,304,600	4,708,146
Bumrungrad Hospital PCL	43,000	154,889
Bumrungrad Hospital PCL (For. Reg.)	855,600	3,081,936
CPN Retail Growth Leasehold REIT	460,600	422,543
CPN Retail Growth Leasehold REIT	3,709,400	3,402,911
CPN Retail Growth Leasehold REIT:
rights (a)	220,244	0
rights (a)	248,290	0
Electricity Generating PCL	37,200	325,621
Electricity Generating PCL (For. Reg.)	581,800	5,092,639
Kasikornbank PCL	280,900	738,527
Kasikornbank PCL (For. Reg.)	1,961,100	5,156,017
Krung Thai Bank PCL (For. Reg.)	8,822,800	2,967,723

TOTAL THAILAND		40,452,616

United Arab Emirates - 2.7%
Dubai Islamic Bank Pakistan Ltd. (a)	231,541	231,342
Emirates Telecommunications Corp.	2,930,959	12,368,094
National Bank of Abu Dhabi PJSC (a)	3,090,808	9,760,933

TOTAL UNITED ARAB EMIRATES		22,360,369

United States of America - 1.8%
Yum China Holdings, Inc.	319,694	15,492,371
TOTAL COMMON STOCKS
(Cost $913,006,787)		816,354,663

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.16% (d)	19,166,770	19,172,520
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	6,864,994	6,865,680
TOTAL MONEY MARKET FUNDS
(Cost $26,037,865)		26,038,200
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $939,044,652)		842,392,863
NET OTHER ASSETS (LIABILITIES) - 0.1%		784,231
NET ASSETS - 100%		$843,177,094

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	590	June 2020	$26,724,050	$2,912,096	$2,912,096

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,230,275 or 1.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,132
Fidelity Securities Lending Cash Central Fund	2,125
Total	$59,257

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$120,702,842	$15,896,925	$104,805,917	$--
Consumer Discretionary	65,870,336	45,715,434	20,154,902	--
Consumer Staples	90,219,681	18,857,258	71,362,423	--
Energy	24,468,029	4,732,458	19,735,571	--
Financials	159,549,753	63,519,551	96,030,202	--
Health Care	68,942,530	3,830,370	65,112,160	--
Industrials	60,893,802	40,283,607	20,610,195	--
Information Technology	115,489,156	9,381,055	106,108,101	--
Materials	31,666,312	4,196,805	27,469,507	--
Real Estate	11,773,114	2,624,893	9,148,221	--
Utilities	66,779,108	12,027,631	54,751,477	--
Money Market Funds	26,038,200	26,038,200	--	--
Total Investments in Securities:	$842,392,863	$247,104,187	$595,288,676	$--
Derivative Instruments:
Assets
Futures Contracts	$2,912,096	$2,912,096	$--	$--
Total Assets	$2,912,096	$2,912,096	$--	$--
Total Derivative Instruments:	$2,912,096	$2,912,096	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,912,096	$0
Total Equity Risk	2,912,096	0
Total Value of Derivatives	$2,912,096	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,561,298) — See accompanying schedule: Unaffiliated issuers (cost $913,006,787)	$816,354,663
Fidelity Central Funds (cost $26,037,865)	26,038,200
Total Investment in Securities (cost $939,044,652)		$842,392,863
Segregated cash with brokers for derivative instruments		3,157,000
Foreign currency held at value (cost $3,385,926)		3,398,357
Receivable for fund shares sold		1,123,194
Dividends receivable		1,367,842
Distributions receivable from Fidelity Central Funds		5,349
Prepaid expenses		325
Total assets		851,444,930
Liabilities
Payable for investments purchased	$1,254
Payable for fund shares redeemed	412,834
Accrued management fee	103,615
Payable for daily variation margin on futures contracts	556,890
Other payables and accrued expenses	327,443
Collateral on securities loaned	6,865,800
Total liabilities		8,267,836
Net Assets		$843,177,094
Net Assets consist of:
Paid in capital		$958,726,807
Total accumulated earnings (loss)		(115,549,713)
Net Assets		$843,177,094
Net Asset Value, offering price and redemption price per share ($843,177,094 ÷ 98,160,036 shares)		$8.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$8,431,260
Interest		5,382
Income from Fidelity Central Funds (including $2,125 from security lending)		59,257
Income before foreign taxes withheld		8,495,899
Less foreign taxes withheld		(630,084)
Total income		7,865,815
Expenses
Management fee	$527,020
Custodian fees and expenses	235,352
Independent trustees' fees and expenses	1,199
Registration fees	90,620
Audit	51,789
Legal	777
Interest	2,360
Miscellaneous	1,864
Total expenses before reductions	910,981
Expense reductions	(29,033)
Total expenses after reductions		881,948
Net investment income (loss)		6,983,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,229,789)
Fidelity Central Funds	(2,233)
Foreign currency transactions	(653,186)
Futures contracts	(4,451,670)
Total net realized gain (loss)		(10,336,878)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $370,972)	(100,698,524)
Fidelity Central Funds	335
Assets and liabilities in foreign currencies	(38,308)
Futures contracts	2,758,703
Total change in net unrealized appreciation (depreciation)		(97,977,794)
Net gain (loss)		(108,314,672)
Net increase (decrease) in net assets resulting from operations		$(101,330,805)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	For the period January 30, 2019 (commencement of operations) to October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,983,867	$12,757,180
Net realized gain (loss)	(10,336,878)	(15,448,205)
Change in net unrealized appreciation (depreciation)	(97,977,794)	4,171,974
Net increase (decrease) in net assets resulting from operations	(101,330,805)	1,480,949
Distributions to shareholders	(12,652,850)	–
Share transactions
Proceeds from sales of shares	352,917,361	935,474,352
Reinvestment of distributions	12,534,179	–
Cost of shares redeemed	(52,375,844)	(292,870,248)
Net increase (decrease) in net assets resulting from share transactions	313,075,696	642,604,104
Total increase (decrease) in net assets	199,092,041	644,085,053
Net Assets
Beginning of period	644,085,053	–
End of period	$843,177,094	$644,085,053
Other Information
Shares
Sold	39,406,599	92,906,995
Issued in reinvestment of distributions	1,273,799	–
Redeemed	(6,239,609)	(29,187,748)
Net increase (decrease)	34,440,789	63,719,247

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.11	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.22
Net realized and unrealized gain (loss)	(1.42)	(.11)
Total from investment operations	(1.33)	.11
Distributions from net investment income	(.19)	–
Total distributions	(.19)	–
Net asset value, end of period	$8.59	$10.11
Total ReturnC,D	(13.37)%	1.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.35%G
Expenses net of fee waivers, if any	.25%G	.26%G
Expenses net of all reductions	.25%G	.26%G
Net investment income (loss)	1.99%G	2.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$843,177	$644,085
Portfolio turnover rateH	25%G	75%

 A For the period January 30, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	30.1%
Switzerland	14.7%
United Kingdom	12.2%
France	9.5%
Germany	8.5%
Hong Kong	7.5%
United States of America	3.5%
Bermuda	2.4%
Netherlands	2.0%
Other*	9.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2
Sanofi SA (France, Pharmaceuticals)	2.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Novartis AG (Switzerland, Pharmaceuticals)	2.0
L'Oreal SA (France, Personal Products)	1.9
Givaudan SA (Switzerland, Chemicals)	1.9
CLP Holdings Ltd. (Hong Kong, Electric Utilities)	1.9
Deutsche Telekom AG (Germany, Diversified Telecommunication Services)	1.9
Diageo PLC (United Kingdom, Beverages)	1.9
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.8
19.8

Top Market Sectors as of April 30, 2020

% of fund's net assets
Consumer Staples	16.1
Industrials	15.4
Financials	13.9
Health Care	10.5
Utilities	9.6
Communication Services	9.7
Real Estate	7.2
Consumer Discretionary	7.3
Materials	4.2
Information Technology	2.6

Fidelity® SAI International Low Volatility Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 1.0%
Sonic Healthcare Ltd.	1,477,976	$26,101,422
Wesfarmers Ltd.	261,160	6,343,434

TOTAL AUSTRALIA		32,444,856

Belgium - 0.5%
Cofinimmo SA	29,492	4,104,489
Elia System Operator SA/NV	120,370	13,850,284

TOTAL BELGIUM		17,954,773

Bermuda - 2.4%
Cheung Kong Infrastructure Holdings Ltd.	2,711,000	16,103,380
Hiscox Ltd.	1,070,643	9,474,384
Jardine Matheson Holdings Ltd.	1,042,101	45,645,227
Jardine Strategic Holdings Ltd.	448,402	9,639,258

TOTAL BERMUDA		80,862,249

Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (a)(b)	5,145,000	139,368
Denmark - 1.3%
Christian Hansen Holding A/S	362,309	31,222,663
Tryg A/S	441,467	11,689,467

TOTAL DENMARK		42,912,130

Finland - 1.8%
Kesko Oyj	992,016	16,143,446
Sampo Oyj (A Shares)	1,280,653	42,450,417

TOTAL FINLAND		58,593,863

France - 9.5%
Essilor International SA	431,867	53,648,465
L'Oreal SA	224,783	65,353,683
Orange SA	2,941,385	35,735,012
Orpea	186,279	20,719,585
Sanofi SA	757,901	74,076,381
SCOR SE	581,854	16,393,564
Sodexo SA	285,677	22,696,788
Thales SA	378,923	28,709,885

TOTAL FRANCE		317,333,363

Germany - 8.5%
Beiersdorf AG	358,990	37,601,095
Deutsche Borse AG	386,605	59,938,656
Deutsche Telekom AG	4,258,799	62,262,086
Hannover Reuck SE	172,773	27,547,994
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	221,233	48,681,587
Symrise AG	458,083	46,408,232

TOTAL GERMANY		282,439,650

Hong Kong - 7.5%
CLP Holdings Ltd.	5,869,000	62,822,519
Hang Seng Bank Ltd.	2,218,700	38,805,184
Hong Kong & China Gas Co. Ltd.	21,781,654	39,037,080
Link (REIT)	4,907,200	43,744,001
MTR Corp. Ltd.	5,622,947	31,152,975
Power Assets Holdings Ltd.	4,989,500	33,431,007

TOTAL HONG KONG		248,992,766

Israel - 0.8%
Bank Hapoalim BM (Reg.)	2,991,032	19,288,124
Isracard Ltd.	147,950	388,337
Israel Discount Bank Ltd. (Class A)	140,085	456,904
Mizrahi Tefahot Bank Ltd.	371,622	7,647,780

TOTAL ISRAEL		27,781,145

Japan - 30.1%
Activia Properties, Inc.	2,563	7,570,899
Advance Residence Investment Corp.	1,768	5,420,230
Ajinomoto Co., Inc.	2,005,900	35,726,647
Ana Holdings, Inc.	394,300	8,378,870
Aozora Bank Ltd.	432,070	7,689,176
Asahi Group Holdings	1,214,230	41,751,699
Canon, Inc.	437,200	9,196,561
Central Japan Railway Co.	328,880	51,750,735
Chugoku Electric Power Co., Inc.	1,138,510	15,340,684
Daito Trust Construction Co. Ltd.	251,000	24,125,844
Daiwa House REIT Investment Corp.	5,599	13,591,199
Fujifilm Holdings Corp.	1,211,310	57,697,797
Hankyu Hanshin Holdings, Inc.	928,240	32,003,802
Japan Airlines Co. Ltd.	413,700	7,379,495
Japan Prime Realty Investment Corp.	3,371	9,392,247
Japan Real Estate Investment Corp.	5,059	27,530,690
Japan Retail Fund Investment Corp.	9,563	10,550,801
Keihan Electric Railway Co., Ltd.	392,700	17,729,409
Kenedix Office Investment Corp.	1,567	7,870,410
Kintetsu Group Holdings Co. Ltd.	696,400	33,484,825
Kyushu Railway Co.	56,400	1,525,688
Lawson, Inc.	183,200	9,508,680
Nagoya Railroad Co. Ltd.	718,500	20,721,777
Nippon Building Fund, Inc.	5,158	30,905,223
Nippon Telegraph & Telephone Corp.	2,503,496	57,013,707
NTT Data Corp.	1,899,600	19,383,857
NTT DOCOMO, Inc.	4,800	141,462
Odakyu Electric Railway Co. Ltd.	1,017,010	22,427,444
Oriental Land Co. Ltd.	340,500	43,405,302
ORIX JREIT, Inc.	10,082	12,185,020
Osaka Gas Co. Ltd.	1,521,960	28,341,655
Otsuka Holdings Co. Ltd.	551,260	21,666,760
Secom Co. Ltd.	689,270	57,360,578
Sekisui House Ltd.	702,100	12,044,324
Seven & i Holdings Co. Ltd.	1,405,500	46,546,017
SHIMANO, Inc.	311,600	45,916,038
SoftBank Corp.	4,512,700	61,562,622
Suntory Beverage & Food Ltd.	107,700	4,069,548
Tobu Railway Co. Ltd.	726,400	24,639,528
Tokyo Gas Co. Ltd.	1,422,200	31,211,489
Toyo Suisan Kaisha Ltd.	372,580	17,914,670
Yamada Denki Co. Ltd.	2,612,500	12,464,241

TOTAL JAPAN		1,005,137,650

Netherlands - 2.0%
Koninklijke Ahold Delhaize NV	2,403,842	58,366,159
Unilever NV	170,850	8,508,213

TOTAL NETHERLANDS		66,874,372

Norway - 0.8%
Marine Harvest ASA	1,639,924	28,092,265
Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,386,184	2,898,901
CapitaMall Trust	10,375,400	13,804,497
Singapore Airlines Ltd.	1,902,400	8,226,462
Singapore Telecommunications Ltd.	9,321,650	18,626,870

TOTAL SINGAPORE		43,556,730

Spain - 0.6%
Enagas SA	831,271	19,394,090
Sweden - 1.5%
Svenska Handelsbanken AB (A Shares)	5,657,102	51,634,310
Switzerland - 14.7%
Allreal Holding AG	24,362	4,527,887
Baloise Holdings AG	178,258	26,685,606
Galenica Sante Ltd. (c)	182,634	13,064,882
Givaudan SA	18,758	62,827,883
Helvetia Holding AG (Reg.)	119,218	10,912,106
Lindt & Spruengli AG	148	12,388,915
Nestle SA (Reg. S)	669,447	70,901,152
Novartis AG	774,797	66,119,992
PSP Swiss Property AG	31,821	3,698,851
Roche Holding AG (participation certificate)	214,649	74,332,384
SGS SA (Reg.)	13,938	31,550,925
Swiss Prime Site AG	261,323	24,826,023
Swiss Re Ltd.	562,019	40,839,867
Swisscom AG	92,716	48,199,833

TOTAL SWITZERLAND		490,876,306

United Kingdom - 12.2%
Admiral Group PLC	850,122	24,947,978
Bunzl PLC	1,225,909	26,673,159
Compass Group PLC	2,660,196	44,764,208
Diageo PLC	1,789,395	61,608,606
Direct Line Insurance Group PLC	5,022,548	17,238,075
GlaxoSmithKline PLC	194,625	4,060,383
Informa PLC	4,571,846	25,254,245
National Grid PLC	5,156,834	60,650,613
Pearson PLC	1,902,553	10,971,352
RELX PLC (London Stock Exchange)	2,573,590	58,232,409
Smith & Nephew PLC	2,524,324	49,398,753
Unilever PLC	431,299	22,208,526

TOTAL UNITED KINGDOM		406,008,307

TOTAL COMMON STOCKS
(Cost $3,441,825,704)		3,221,028,193

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.16% (d)
(Cost $68,327,960)	68,312,001	68,332,494
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $3,510,153,664)		3,289,360,687
NET OTHER ASSETS (LIABILITIES) - 1.4%		48,186,696
NET ASSETS - 100%		$3,337,547,383

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,425	June 2020	$116,728,875	$10,407,462	$10,407,462

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $105,772,844.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,064,882 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$396,246
Fidelity Securities Lending Cash Central Fund	46,344
Total	$442,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$319,767,189	$109,762,455	$210,004,734	$--
Consumer Discretionary	241,282,800	78,566,331	162,716,469	--
Consumer Staples	536,828,689	125,718,619	410,970,702	139,368
Financials	462,709,516	204,958,342	257,751,174	--
Health Care	349,540,542	107,860,848	241,679,694	--
Industrials	517,232,451	250,631,879	266,600,572	--
Information Technology	86,278,215	--	86,278,215	--
Materials	140,458,778	94,050,546	46,408,232	--
Real Estate	246,747,212	186,299,813	60,447,399	--
Utilities	320,182,801	109,235,671	210,947,130	--
Money Market Funds	68,332,494	68,332,494	--	--
Total Investments in Securities:	$3,289,360,687	$1,335,416,998	$1,953,804,321	$139,368
Derivative Instruments:
Assets
Futures Contracts	$10,407,462	$10,407,462	$--	$--
Total Assets	$10,407,462	$10,407,462	$--	$--
Total Derivative Instruments:	$10,407,462	$10,407,462	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$10,407,462	$0
Total Equity Risk	10,407,462	0
Total Value of Derivatives	$10,407,462	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,441,825,704)	$3,221,028,193
Fidelity Central Funds (cost $68,327,960)	68,332,494
Total Investment in Securities (cost $3,510,153,664)		$3,289,360,687
Segregated cash with brokers for derivative instruments		12,605,400
Foreign currency held at value (cost $11,730,178)		11,825,285
Receivable for fund shares sold		7,596,538
Dividends receivable		21,890,881
Distributions receivable from Fidelity Central Funds		11,929
Prepaid expenses		890
Other receivables		89
Total assets		3,343,291,699
Liabilities
Payable for fund shares redeemed	$2,763,138
Accrued management fee	398,339
Payable for daily variation margin on futures contracts	2,325,776
Other payables and accrued expenses	257,063
Total liabilities		5,744,316
Net Assets		$3,337,547,383
Net Assets consist of:
Paid in capital		$3,583,374,554
Total accumulated earnings (loss)		(245,827,171)
Net Assets		$3,337,547,383
Net Asset Value, offering price and redemption price per share ($3,337,547,383 ÷ 346,992,701 shares)		$9.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$45,989,653
Interest		18,961
Income from Fidelity Central Funds (including $46,344 from security lending)		442,590
Income before foreign taxes withheld		46,451,204
Less foreign taxes withheld		(5,364,711)
Total income		41,086,493
Expenses
Management fee	$2,190,630
Custodian fees and expenses	156,657
Independent trustees' fees and expenses	4,821
Registration fees	283,277
Audit	47,684
Legal	3,392
Interest	909
Miscellaneous	6,519
Total expenses		2,693,889
Net investment income (loss)		38,392,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,839,353
Fidelity Central Funds	1,758
Foreign currency transactions	(1,003,735)
Futures contracts	(44,178,077)
Total net realized gain (loss)		(36,340,701)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(390,537,832)
Fidelity Central Funds	4,534
Assets and liabilities in foreign currencies	282,049
Futures contracts	8,594,199
Total change in net unrealized appreciation (depreciation)		(381,657,050)
Net gain (loss)		(417,997,751)
Net increase (decrease) in net assets resulting from operations		$(379,605,147)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,392,604	$48,989,086
Net realized gain (loss)	(36,340,701)	92,849,665
Change in net unrealized appreciation (depreciation)	(381,657,050)	91,064,989
Net increase (decrease) in net assets resulting from operations	(379,605,147)	232,903,740
Distributions to shareholders	(156,889,665)	(41,490,344)
Share transactions
Proceeds from sales of shares	1,479,710,007	1,485,208,139
Reinvestment of distributions	154,116,638	11,543,460
Cost of shares redeemed	(307,840,337)	(676,579,273)
Net increase (decrease) in net assets resulting from share transactions	1,325,986,308	820,172,326
Total increase (decrease) in net assets	789,491,496	1,011,585,722
Net Assets
Beginning of period	2,548,055,887	1,536,470,165
End of period	$3,337,547,383	$2,548,055,887
Other Information
Shares
Sold	144,383,439	135,788,034
Issued in reinvestment of distributions	14,100,333	1,123,998
Redeemed	(32,263,558)	(62,553,001)
Net increase (decrease)	126,220,214	74,359,031

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$10.49	$10.83	$9.76	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.28	.27	.29	.28	.10
Net realized and unrealized gain (loss)	(1.38)	1.04	(.42)	1.04	(.02)	(.49)
Total from investment operations	(1.24)	1.32	(.15)	1.33	.26	(.39)
Distributions from net investment income	(.22)	(.24)	(.19)	(.22)	(.10)	–
Distributions from net realized gain	(.46)	(.03)	–	(.05)	–C	–
Total distributions	(.68)	(.27)	(.19)	(.26)D	(.11)E	–
Net asset value, end of period	$9.62	$11.54	$10.49	$10.83	$9.76	$9.61
Total ReturnF,G	(11.49)%	12.89%	(1.47)%	14.15%	2.75%	(3.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.18%J	.25%	.30%	.31%	.32%	.40%J
Expenses net of fee waivers, if any	.18%J	.20%	.20%	.20%	.20%	.20%J
Expenses net of all reductions	.18%J	.20%	.20%	.20%	.20%	.20%J
Net investment income (loss)	2.63%J	2.59%	2.49%	2.86%	2.88%	2.51%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,337,547	$2,548,056	$1,536,470	$1,814,457	$1,179,067	$737,119
Portfolio turnover rateK	20%J	93%	43%	25%	22%	6%L

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.045 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Johnson & Johnson	3.6
UnitedHealth Group, Inc.	3.3
Procter & Gamble Co.	3.2
Visa, Inc. Class A	3.1
Verizon Communications, Inc.	3.1
Intel Corp.	3.0
Microsoft Corp.	2.7
Walmart, Inc.	2.7
AT&T, Inc.	2.6
McDonald's Corp.	2.5
29.8

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	22.6
Health Care	15.7
Consumer Discretionary	12.2
Financials	9.7
Consumer Staples	9.2

Asset Allocation (% of fund's net assets)

As of April 30, 2020 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 8.1%

Fidelity® SAI U.S. Low Volatility Index Fund

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	3,373,313	$102,784,847
Verizon Communications, Inc.	2,081,236	119,567,008
		222,351,855
Entertainment - 0.4%
Cinemark Holdings, Inc. (a)	75,467	1,077,669
The Walt Disney Co.	137,926	14,916,697
		15,994,366
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (b)	23,643	31,840,028
Media - 0.5%
Cable One, Inc. (a)	3,558	6,805,956
Omnicom Group, Inc.	154,134	8,790,262
Sirius XM Holdings, Inc. (a)	339,319	2,005,375
		17,601,593
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (b)	224,097	19,675,717

TOTAL COMMUNICATION SERVICES		307,463,559

CONSUMER DISCRETIONARY - 12.2%
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (b)	41,206	4,798,439
H&R Block, Inc.	138,216	2,301,296
		7,099,735
Hotels, Restaurants & Leisure - 5.3%
Cracker Barrel Old Country Store, Inc.	17,032	1,658,917
Darden Restaurants, Inc.	86,791	6,404,308
Domino's Pizza, Inc.	27,528	9,963,209
Dunkin' Brands Group, Inc.	58,645	3,685,252
McDonald's Corp.	519,181	97,377,588
Starbucks Corp.	836,036	64,149,042
Texas Roadhouse, Inc. Class A	43,985	2,071,254
Vail Resorts, Inc.	28,410	4,858,110
Yum! Brands, Inc.	214,115	18,505,959
		208,673,639
Household Durables - 0.2%
NVR, Inc. (b)	2,459	7,622,900
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (b)	15,609	38,616,666
Multiline Retail - 1.6%
Dollar General Corp.	180,233	31,594,845
Target Corp.	267,904	29,399,785
		60,994,630
Specialty Retail - 2.3%
AutoZone, Inc. (b)	16,867	17,209,737
Burlington Stores, Inc. (b)	46,899	8,567,978
O'Reilly Automotive, Inc. (b)	53,559	20,691,984
TJX Companies, Inc.	858,454	42,107,169
		88,576,868
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	730,613	63,694,841

TOTAL CONSUMER DISCRETIONARY		475,279,279

CONSUMER STAPLES - 9.2%
Beverages - 1.3%
PepsiCo, Inc.	367,694	48,642,239
The Coca-Cola Co.	51,356	2,356,727
		50,998,966
Food & Staples Retailing - 3.1%
Sysco Corp.	263,003	14,799,179
Walmart, Inc.	860,264	104,565,089
		119,364,268
Food Products - 0.9%
Hormel Foods Corp.	196,843	9,222,095
McCormick & Co., Inc. (non-vtg.)	87,476	13,719,736
The Hershey Co.	104,988	13,903,561
		36,845,392
Household Products - 3.9%
Church & Dwight Co., Inc.	173,721	12,158,733
Clorox Co. (a)	88,844	16,564,075
Procter & Gamble Co.	1,050,498	123,822,199
		152,545,007

TOTAL CONSUMER STAPLES		359,753,633

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp.	1,075,251	49,966,914
FINANCIALS - 9.7%
Banks - 1.6%
Bank of Hawaii Corp. (a)	28,510	1,943,812
Commerce Bancshares, Inc.	73,417	4,492,386
Credicorp Ltd. (United States)	47,438	7,069,211
First Republic Bank	114,205	11,910,439
U.S. Bancorp	1,006,140	36,724,110
		62,139,958
Capital Markets - 3.0%
Cboe Global Markets, Inc.	78,479	7,799,243
CME Group, Inc.	253,686	45,209,382
FactSet Research Systems, Inc.	23,133	6,361,575
Intercontinental Exchange, Inc.	394,197	35,260,922
MarketAxess Holdings, Inc.	26,847	12,215,653
The NASDAQ OMX Group, Inc.	81,225	8,907,946
		115,754,721
Insurance - 5.0%
AFLAC, Inc.	519,616	19,350,500
Allstate Corp.	229,330	23,327,448
American Financial Group, Inc.	49,680	3,290,803
Arch Capital Group Ltd. (b)	286,920	6,894,688
Arthur J. Gallagher & Co.	132,041	10,365,219
Brown & Brown, Inc.	165,543	5,944,649
Chubb Ltd.	320,824	34,652,200
Everest Re Group Ltd.	28,870	4,998,263
Hanover Insurance Group, Inc.	27,886	2,799,197
Loews Corp.	181,081	6,276,267
Marsh & McLennan Companies, Inc.	357,257	34,771,824
Progressive Corp.	396,838	30,675,577
Reinsurance Group of America, Inc.	44,323	4,639,732
Selective Insurance Group, Inc.	42,051	2,108,017
W.R. Berkley Corp.	102,719	5,546,826
		195,641,210
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc.	95,063	2,236,832
Chimera Investment Corp.	132,481	1,029,377
MFA Financial, Inc.	319,810	559,668
Starwood Property Trust, Inc.	199,579	2,582,552
		6,408,429

TOTAL FINANCIALS		379,944,318

HEALTH CARE - 15.7%
Health Care Equipment & Supplies - 4.3%
Danaher Corp.	136,093	22,245,762
Medtronic PLC	922,984	90,110,928
ResMed, Inc.	101,787	15,809,557
Stryker Corp.	213,140	39,735,690
		167,901,937
Health Care Providers & Services - 3.5%
Quest Diagnostics, Inc.	85,173	9,378,399
UnitedHealth Group, Inc.	433,193	126,695,957
		136,074,356
Pharmaceuticals - 7.9%
Eli Lilly & Co.	598,120	92,493,277
Johnson & Johnson	946,946	142,079,778
Pfizer, Inc.	1,941,265	74,466,925
		309,039,980

TOTAL HEALTH CARE		613,016,273

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.7%
HEICO Corp.	69,068	6,050,357
Lockheed Martin Corp.	165,262	64,296,834
Northrop Grumman Corp.	110,954	36,689,159
		107,036,350
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	95,744	6,788,250
Expeditors International of Washington, Inc.	120,557	8,632,484
		15,420,734
Commercial Services & Supplies - 1.4%
Cintas Corp.	41,689	9,247,871
Republic Services, Inc.	149,110	11,681,277
Rollins, Inc.	99,673	3,986,920
Waste Management, Inc.	276,297	27,635,226
		52,551,294
Industrial Conglomerates - 1.0%
3M Co.	141,724	21,530,710
Honeywell International, Inc.	131,540	18,665,526
		40,196,236
Machinery - 0.1%
Toro Co.	75,464	4,815,358
Professional Services - 0.6%
CoreLogic, Inc.	56,292	2,162,739
Exponent, Inc.	36,690	2,580,408
Verisk Analytics, Inc.	116,005	17,729,044
		22,472,191
Trading Companies & Distributors - 0.1%
Watsco, Inc. (a)	23,112	3,720,801

TOTAL INDUSTRIALS		246,212,964

INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.1%
F5 Networks, Inc. (b)	41,853	5,828,449
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	209,888	18,524,715
Dolby Laboratories, Inc. Class A	40,523	2,432,596
		20,957,311
IT Services - 11.6%
Accenture PLC Class A	449,565	83,254,942
Amdocs Ltd.	96,197	6,198,935
Automatic Data Processing, Inc.	306,309	44,932,467
Broadridge Financial Solutions, Inc.	81,159	9,414,444
Fidelity National Information Services, Inc.	435,079	57,382,569
Fiserv, Inc. (b)	404,293	41,666,437
Genpact Ltd.	108,924	3,750,253
Jack Henry & Associates, Inc.	54,464	8,907,587
MasterCard, Inc. Class A	210,805	57,965,051
Maximus, Inc. (a)	45,291	3,048,990
Paychex, Inc.	225,518	15,452,493
Visa, Inc. Class A	678,437	121,250,261
		453,224,429
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	1,929,213	115,714,196
Software - 5.0%
CDK Global, Inc.	85,938	3,375,645
Check Point Software Technologies Ltd. (b)	82,984	8,774,728
Intuit, Inc.	110,464	29,804,292
j2 Global, Inc. (a)	32,771	2,642,653
Microsoft Corp.	588,489	105,463,114
Oracle Corp.	814,890	43,164,723
		193,225,155
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	316,209	92,902,204

TOTAL INFORMATION TECHNOLOGY		881,851,744

MATERIALS - 3.7%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	156,046	35,200,857
Ecolab, Inc.	177,523	34,350,701
Linde PLC	380,270	69,965,877
		139,517,435
Containers & Packaging - 0.1%
Aptargroup, Inc.	45,254	4,845,798

TOTAL MATERIALS		144,363,233

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Campus Communities, Inc.	87,477	3,087,063
American Tower Corp.	43,660	10,391,080
AvalonBay Communities, Inc.	98,868	16,110,541
Crown Castle International Corp.	294,324	46,924,075
CubeSmart	137,019	3,452,879
EPR Properties	42,464	1,249,291
Equity Lifestyle Properties, Inc.	128,887	7,773,175
Essex Property Trust, Inc.	46,780	11,418,998
Extra Space Storage, Inc.	91,682	8,090,020
Federal Realty Investment Trust (SBI)	49,721	4,140,268
Gaming & Leisure Properties	123,992	3,501,534
Mid-America Apartment Communities, Inc.	80,748	9,037,316
National Health Investors, Inc.	31,120	1,713,467
National Retail Properties, Inc.	121,504	3,965,891
Public Storage	106,345	19,721,680
Realty Income Corp.	230,720	12,671,142
Simon Property Group, Inc.	217,229	14,504,380
Store Capital Corp.	151,259	3,035,768
Ventas, Inc.	194,227	6,283,243
WP Carey, Inc.	114,367	7,523,061
		194,594,872
UTILITIES - 5.3%
Electric Utilities - 2.5%
Allete, Inc.	36,576	2,105,315
Duke Energy Corp.	516,087	43,691,925
Evergy, Inc.	86,086	5,030,005
Eversource Energy	193,876	15,645,793
Pinnacle West Capital Corp.	79,576	6,126,556
Portland General Electric Co.	63,267	2,960,263
Xcel Energy, Inc.	371,217	23,594,553
		99,154,410
Gas Utilities - 0.2%
Atmos Energy Corp.	34,186	3,485,946
Spire, Inc. (a)	35,193	2,567,681
		6,053,627
Multi-Utilities - 2.2%
CMS Energy Corp.	200,933	11,471,265
Consolidated Edison, Inc.	235,329	18,543,925
Dominion Energy, Inc.	360,156	27,778,832
DTE Energy Co.	78,463	8,139,752
WEC Energy Group, Inc.	223,299	20,219,724
		86,153,498
Water Utilities - 0.4%
American Water Works Co., Inc.	127,972	15,572,913

TOTAL UTILITIES		206,934,448

TOTAL COMMON STOCKS
(Cost $3,523,179,804)		3,859,381,237

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.16% (c)	28,169,874	28,178,325
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	25,857,686	25,860,271
TOTAL MONEY MARKET FUNDS
(Cost $54,038,706)		54,038,596
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,577,218,510)		3,913,419,833
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(11,577,188)
NET ASSETS - 100%		$3,901,842,645

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	220	June 2020	$31,926,400	$2,299,017	$2,299,017
CME E-mini S&P MidCap 400 Index Contracts (United States)	65	June 2020	10,668,450	1,022,646	1,022,646
TOTAL FUTURES CONTRACTS					$3,321,663

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $24,354,508 .

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,546
Fidelity Securities Lending Cash Central Fund	53,646
Total	$172,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,321,663	$0
Total Equity Risk	3,321,663	0
Total Value of Derivatives	$3,321,663	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,382,738) — See accompanying schedule: Unaffiliated issuers (cost $3,523,179,804)	$3,859,381,237
Fidelity Central Funds (cost $54,038,706)	54,038,596
Total Investment in Securities (cost $3,577,218,510)		$3,913,419,833
Segregated cash with brokers for derivative instruments		3,162,000
Receivable for fund shares sold		8,453,939
Dividends receivable		5,507,856
Distributions receivable from Fidelity Central Funds		7,751
Prepaid expenses		1,447
Other receivables		95
Total assets		3,930,552,921
Liabilities
Payable for fund shares redeemed	$1,796,736
Accrued management fee	314,986
Payable for daily variation margin on futures contracts	653,101
Other payables and accrued expenses	89,110
Collateral on securities loaned	25,856,343
Total liabilities		28,710,276
Net Assets		$3,901,842,645
Net Assets consist of:
Paid in capital		$3,529,351,078
Total accumulated earnings (loss)		372,491,567
Net Assets		$3,901,842,645
Net Asset Value, offering price and redemption price per share ($3,901,842,645 ÷ 280,507,003 shares)		$13.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$46,950,039
Interest		4,574
Income from Fidelity Central Funds (including $53,646 from security lending)		172,192
Total income		47,126,805
Expenses
Management fee	$2,007,901
Custodian fees and expenses	45,452
Independent trustees' fees and expenses	7,238
Registration fees	221,492
Audit	28,855
Legal	4,776
Interest	51,190
Miscellaneous	9,915
Total expenses before reductions	2,376,819
Expense reductions	(1,872)
Total expenses after reductions		2,374,947
Net investment income (loss)		44,751,858
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,315,989
Fidelity Central Funds	854
Futures contracts	(5,362,981)
Total net realized gain (loss)		20,953,862
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(173,874,426)
Fidelity Central Funds	(132)
Futures contracts	3,032,414
Total change in net unrealized appreciation (depreciation)		(170,842,144)
Net gain (loss)		(149,888,282)
Net increase (decrease) in net assets resulting from operations		$(105,136,424)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,751,858	$62,977,580
Net realized gain (loss)	20,953,862	112,767,268
Change in net unrealized appreciation (depreciation)	(170,842,144)	332,693,400
Net increase (decrease) in net assets resulting from operations	(105,136,424)	508,438,248
Distributions to shareholders	(165,562,928)	(54,799,991)
Share transactions
Proceeds from sales of shares	1,307,841,648	2,407,697,652
Reinvestment of distributions	162,467,419	16,697,276
Cost of shares redeemed	(1,418,308,568)	(737,165,017)
Net increase (decrease) in net assets resulting from share transactions	52,000,499	1,687,229,911
Total increase (decrease) in net assets	(218,698,853)	2,140,868,168
Net Assets
Beginning of period	4,120,541,498	1,979,673,330
End of period	$3,901,842,645	$4,120,541,498
Other Information
Shares
Sold	93,718,402	173,126,994
Issued in reinvestment of distributions	10,889,237	1,300,351
Redeemed	(96,661,302)	(52,084,717)
Net increase (decrease)	7,946,337	122,342,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$13.18	$12.60	$10.86	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.29	.26	.24	.23	.09
Net realized and unrealized gain (loss)	(.79)	1.98	.82	1.74	.53	.13
Total from investment operations	(.63)	2.27	1.08	1.98	.76	.22
Distributions from net investment income	(.24)	(.20)	(.14)	(.24)	(.12)	–
Distributions from net realized gain	(.34)	(.13)	(.37)	–	–C	–
Total distributions	(.58)	(.33)	(.50)D	(.24)	(.12)	–
Net asset value, end of period	$13.91	$15.12	$13.18	$12.60	$10.86	$10.22
Total ReturnE,F	(4.44)%	17.62%	8.79%	18.60%	7.56%	2.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.19%	.23%	.26%	.23%	.31%I
Expenses net of fee waivers, if any	.12%I	.15%	.15%	.15%	.15%	.15%I
Expenses net of all reductions	.12%I	.15%	.15%	.15%	.15%	.15%I
Net investment income (loss)	2.23%I	2.05%	2.00%	2.04%	2.12%	2.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,901,843	$4,120,541	$1,979,673	$848,388	$948,587	$669,739
Portfolio turnover rateJ	66%I	72%	39%	108%	37%	3%K

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.368 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI Emerging Markets Low Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI Emerging Markets Low Volatility Index Fund	$944,249,554	$41,576,811	$(140,521,406)	$(98,944,595)
Fidelity SAI International Low Volatility Index Fund	3,541,294,917	152,765,541	(394,292,309)	(241,526,768)
Fidelity SAI U.S. Low Volatility Index Fund	3,596,955,598	530,004,502	(210,218,604)	319,785,898

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity SAI Emerging Markets Low Volatility Index Fund	$(9,464,932)	$(499,537)	$(9,964,469)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	366,164,190	83,757,679
Fidelity SAI International Low Volatility Index Fund	1,378,496,314	283,584,041
Fidelity SAI U.S. Low Volatility Index Fund	1,320,920,381	1,426,465,690

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	$5,122,333	1.81%	$2,314
Fidelity SAI International Low Volatility Index Fund	Borrower	$18,336,000	1.78%	$909
Fidelity SAI U.S. Low Volatility Index Fund	Borrower	$102,275,636	1.64%	$51,190

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Emerging Markets Low Volatility Index Fund	$832
Fidelity SAI International Low Volatility Index Fund	3,434
Fidelity SAI U.S. Low Volatility Index Fund	4,971

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS. Affiliated security lending activity was as follows:

Total Security Lending Income Fees Paid to NFS
Fidelity SAI Emerging Markets Low Volatility Index Fund	$96
Fidelity SAI U.S. Low Volatility Index Fund	5,655

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	$810,000	2.05%	$46

10. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%	$29,033

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity SAI U.S. Low Volatility Index Fund	$1,872

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	Strategic Advisers Fidelity International Fund	Strategic Advisers Value Fund	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Emerging Market Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	–%	–%	–%	38%	19%
Fidelity SAI International Low Volatility Index Fund	24%	–%	–%	–%	–%
Fidelity SAI U.S. Low Volatility Index Fund	–%	12%	15%	–%	–%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Fund.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	57%
Fidelity SAI International Low Volatility Index Fund	30%
Fidelity SAI U.S. Low Volatility Index Fund	27%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-A November 1, 2019 to April 30, 2020
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%
Actual		$1,000.00	$866.30	$1.16
Hypothetical-B		$1,000.00	$1,023.62	$1.26
Fidelity SAI International Low Volatility Index Fund	.18%
Actual		$1,000.00	$885.10	$.84
Hypothetical-B		$1,000.00	$1,023.97	$.91
Fidelity SAI U.S. Low Volatility Index Fund	.12%
Actual		$1,000.00	$955.60	$.58
Hypothetical-B		$1,000.00	$1,024.27	$.60

 A Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 B 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV1-SV2-SANN-0620
1.9867662.104

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	25.1%
United Kingdom	13.8%
Switzerland	10.2%
France	9.7%
Germany	8.2%
Australia	6.1%
Netherlands	4.9%
United States of America*	3.0%
Hong Kong	2.7%
Other	16.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
Novartis AG (Switzerland, Pharmaceuticals)	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.1
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
SAP SE (Germany, Software)	1.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9
AIA Group Ltd. (Hong Kong, Insurance)	0.9
Sanofi SA (France, Pharmaceuticals)	0.9
12.9

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	15.4
Health Care	14.4
Industrials	14.1
Consumer Staples	12.1
Consumer Discretionary	10.4
Information Technology	8.0
Materials	6.4
Communication Services	5.1
Utilities	4.2
Energy	3.6

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 6.1%
AGL Energy Ltd.	249,291	$2,735,973
Alumina Ltd.	1,090,057	1,209,147
AMP Ltd. (a)	1,373,115	1,266,917
APA Group unit	458,854	3,242,201
Aristocrat Leisure Ltd.	233,590	3,830,827
ASX Ltd.	75,956	4,004,818
Aurizon Holdings Ltd.	797,778	2,423,532
Australia & New Zealand Banking Group Ltd.	1,114,242	12,103,415
Bendigo & Adelaide Bank Ltd.	228,624	967,342
BHP Billiton Ltd.	1,161,168	23,704,444
BlueScope Steel Ltd.	204,195	1,332,754
Boral Ltd.	548,936	1,066,849
Brambles Ltd.	610,263	4,361,895
Caltex Australia Ltd.	100,611	1,619,826
Challenger Ltd.	250,119	796,589
Cimic Group Ltd.	44,293	705,073
Coca-Cola Amatil Ltd.	222,635	1,239,542
Cochlear Ltd.	25,293	3,007,273
Coles Group Ltd.	526,229	5,276,932
Commonwealth Bank of Australia	697,865	28,191,298
Computershare Ltd.	177,170	1,393,916
Crown Ltd.	166,592	1,066,455
CSL Ltd.	179,003	35,680,199
DEXUS Property Group unit	408,749	2,426,468
Flight Centre Travel Group Ltd.	55,318	392,036
Flight Centre Trvl Group Ltd. rights 5/1/20 (a)	14,645	36,170
Fortescue Metals Group Ltd.	546,224	4,174,381
Goodman Group unit	653,945	5,569,803
Harvey Norman Holdings Ltd.	251,978	452,103
Incitec Pivot Ltd.	617,333	954,774
Insurance Australia Group Ltd.	900,214	3,363,473
Lendlease Group unit	214,868	1,711,605
Macquarie Group Ltd.	132,173	8,755,535
Magellan Financial Group Ltd.	51,587	1,689,817
Medibank Private Ltd.	1,060,330	1,857,506
Mirvac Group unit	1,500,419	2,180,250
National Australia Bank Ltd.	1,133,145	12,416,414
National Australia Bank Ltd.	2,120	23,230
Newcrest Mining Ltd.	301,991	5,419,664
Orica Ltd.	161,868	1,875,840
Origin Energy Ltd.	707,432	2,544,418
Qantas Airways Ltd.	326,888	811,878
QBE Insurance Group Ltd.	583,096	3,157,382
Ramsay Health Care Ltd.	70,582	2,866,445
realestate.com.au Ltd.	20,748	1,187,180
Rio Tinto Ltd.	145,974	8,227,268
Santos Ltd.	716,037	2,276,854
Scentre Group unit	2,014,037	3,025,582
SEEK Ltd.	145,518	1,624,603
Sonic Healthcare Ltd.	173,763	3,068,698
South32 Ltd.	1,902,128	2,392,218
SP AusNet	813,495	992,159
Stockland Corp. Ltd. unit	967,106	1,795,826
Suncorp Group Ltd.	479,896	2,852,913
Sydney Airport unit	446,490	1,818,727
Tabcorp Holdings Ltd.	804,593	1,677,475
Telstra Corp. Ltd.	1,630,880	3,208,293
The GPT Group unit	751,291	2,064,751
TPG Telecom Ltd.	169,110	806,944
Transurban Group unit	1,078,125	9,611,237
Treasury Wine Estates Ltd.	275,239	1,810,347
Vicinity Centres unit	1,259,577	1,205,837
Washington H. Soul Pattinson & Co. Ltd.	54,802	659,085
Wesfarmers Ltd.	443,406	10,770,090
Westpac Banking Corp.	1,404,287	14,610,404
WiseTech Global Ltd.	64,258	765,193
Woodside Petroleum Ltd.	340,883	4,881,185
Woolworths Group Ltd.	495,711	11,471,710
WorleyParsons Ltd.	151,377	877,418

TOTAL AUSTRALIA		297,588,406

Austria - 0.2%
Andritz AG	29,464	968,644
Erste Group Bank AG	114,442	2,486,278
OMV AG	59,610	1,953,176
Raiffeisen International Bank-Holding AG	58,326	1,005,407
Verbund AG	27,689	1,254,986
Voestalpine AG	46,883	970,763

TOTAL AUSTRIA		8,639,254

Bailiwick of Jersey - 0.6%
Experian PLC	358,821	10,775,527
Ferguson PLC	89,567	6,457,985
Glencore Xstrata PLC	4,201,772	7,871,771
WPP PLC	494,547	3,837,253

TOTAL BAILIWICK OF JERSEY		28,942,536

Belgium - 0.9%
Ageas	68,930	2,481,388
Anheuser-Busch InBev SA NV	300,463	13,992,580
Colruyt NV	22,527	1,348,361
Galapagos Genomics NV (a)	17,824	3,937,809
Groupe Bruxelles Lambert SA	31,684	2,530,460
KBC Groep NV	98,280	5,330,803
Proximus	61,987	1,322,567
Solvay SA Class A	28,862	2,253,209
Telenet Group Holding NV	20,725	864,854
UCB SA	49,668	4,546,972
Umicore SA	77,442	3,356,378

TOTAL BELGIUM		41,965,381

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	270,000	1,603,804
Dairy Farm International Holdings Ltd.	154,213	739,023
Hongkong Land Holdings Ltd.	441,523	1,846,955
Jardine Matheson Holdings Ltd.	86,744	3,799,487
Jardine Strategic Holdings Ltd.	85,719	1,842,694
Kerry Properties Ltd.	298,500	824,449
NWS Holdings Ltd.	696,856	726,241
Yue Yuen Industrial (Holdings) Ltd.	332,000	529,593

TOTAL BERMUDA		11,912,246

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	123,300	1,245,910
BeiGene Ltd. ADR (a)	15,057	2,301,161
Budweiser Brewing Co. APAC Ltd. (b)	535,500	1,455,181
Cheung Kong Property Holdings Ltd.	1,016,000	6,419,846
CK Hutchison Holdings Ltd.	1,062,000	7,871,732
Melco Crown Entertainment Ltd. sponsored ADR	87,468	1,383,744
Sands China Ltd.	932,400	3,774,819
WH Group Ltd. (b)	3,743,000	3,569,898
Wharf Real Estate Investment Co. Ltd.	460,000	1,947,398
Wynn Macau Ltd.	610,000	1,053,394

TOTAL CAYMAN ISLANDS		31,023,083

Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	1,591	1,468,508
Series B	2,440	2,428,419
Carlsberg A/S Series B	41,594	5,244,720
Christian Hansen Holding A/S	41,317	3,560,571
Coloplast A/S Series B	46,906	7,418,991
Danske Bank A/S (a)	248,706	2,951,198
DSV A/S	83,329	8,598,150
Genmab A/S (a)	25,507	6,133,967
H Lundbeck A/S	27,729	1,010,326
ISS Holdings A/S	70,631	1,053,877
Novo Nordisk A/S Series B	698,419	44,552,166
Novozymes A/S Series B	83,930	4,111,914
ORSTED A/S (b)	74,585	7,540,377
Pandora A/S	40,467	1,437,598
Tryg A/S	48,988	1,297,138
Vestas Wind Systems A/S	74,275	6,378,229
William Demant Holding A/S (a)	44,264	1,057,968

TOTAL DENMARK		106,244,117

Finland - 1.2%
Elisa Corp. (A Shares)	56,051	3,405,318
Fortum Corp. (c)	175,468	2,913,142
Kone OYJ (B Shares)	134,716	8,166,810
Metso Corp.	42,217	1,171,854
Neste Oyj	166,364	5,894,082
Nokia Corp.	2,219,833	8,002,360
Nokian Tyres PLC	50,309	1,076,986
Nordea Bank ABP (Stockholm Stock Exchange)	1,277,437	8,193,400
Orion Oyj (B Shares)	40,009	2,033,478
Sampo Oyj (A Shares)	175,149	5,805,748
Stora Enso Oyj (R Shares)	224,386	2,655,649
UPM-Kymmene Corp. (c)	211,943	5,866,830
Wartsila Corp.	179,634	1,319,695

TOTAL FINLAND		56,505,352

France - 9.7%
Accor SA	66,614	1,848,333
Aeroports de Paris SA	11,461	1,122,823
Air Liquide SA	187,278	23,794,485
Alstom SA	75,097	3,080,403
Amundi SA (b)	24,745	1,643,279
Arkema SA	27,995	2,322,349
Atos Origin SA	37,947	2,705,469
AXA SA	763,348	13,569,656
bioMerieux SA	16,916	2,100,287
BNP Paribas SA	443,536	13,934,279
Bollore SA	350,560	930,438
Bouygues SA	87,861	2,706,500
Bureau Veritas SA	112,147	2,327,656
Capgemini SA	62,591	5,880,936
Carrefour SA	236,362	3,495,438
Casino Guichard Perrachon SA (c)	24,321	912,304
CNP Assurances	76,636	791,526
Compagnie de St. Gobain	193,494	5,148,477
Covivio	18,201	1,139,889
Covivio rights (a)(d)	18,201	95,739
Credit Agricole SA	452,546	3,640,037
Danone SA	243,696	16,984,902
Dassault Aviation SA	1,121	915,194
Dassault Systemes SA	51,917	7,598,093
Edenred SA	95,962	3,866,732
EDF SA	237,198	1,890,756
Eiffage SA	29,669	2,428,704
ENGIE	722,025	7,836,353
Essilor International SA	111,983	13,911,033
Eurazeo SA	17,608	842,451
Eutelsat Communications	78,196	877,477
Faurecia SA	30,330	1,098,820
Gecina SA	17,601	2,297,207
Groupe Eurotunnel SA	165,496	2,109,203
Hermes International SCA	12,513	9,157,121
ICADE	12,095	929,790
Iliad SA (c)	6,544	975,289
Ingenico SA	23,552	2,960,345
Ipsen SA	16,892	1,254,127
JCDecaux SA	38,068	789,282
Kering SA	29,863	15,191,451
Klepierre SA	77,154	1,560,356
L'Oreal SA	99,074	28,804,895
Legrand SA	105,295	7,059,257
LVMH Moet Hennessy Louis Vuitton SE	109,714	42,414,660
Michelin CGDE Series B	67,093	6,482,603
Natixis SA	359,471	851,275
Orange SA	785,945	9,548,479
Pernod Ricard SA	83,592	12,742,157
Peugeot Citroen SA	230,072	3,296,527
Publicis Groupe SA	82,072	2,422,681
Remy Cointreau SA	9,148	1,020,528
Renault SA	72,637	1,441,224
Safran SA	128,932	11,986,954
Sanofi SA	444,912	43,485,192
Sartorius Stedim Biotech	10,999	2,639,663
Schneider Electric SA	218,354	20,178,618
SCOR SE	61,174	1,723,559
SEB SA	9,189	1,105,660
Societe Generale Series A	318,521	4,997,289
Sodexo SA	35,685	2,835,142
SR Teleperformance SA	23,104	5,177,637
Suez Environnement SA	131,245	1,483,553
Thales SA	41,708	3,160,093
Total SA	946,134	33,580,578
Ubisoft Entertainment SA (a)	35,081	2,609,391
Valeo SA	92,630	2,148,937
Veolia Environnement SA	211,737	4,513,909
VINCI SA	203,061	16,635,167
Vivendi SA	325,607	7,037,396
Wendel SA	10,392	888,270
Worldline SA (a)(b)	54,294	3,687,691

TOTAL FRANCE		474,623,974

Germany - 7.7%
adidas AG	71,139	16,286,034
Allianz SE	164,942	30,525,346
BASF AG	362,934	18,573,696
Bayer AG	387,402	25,531,504
Bayerische Motoren Werke AG (BMW)	130,875	7,751,817
Beiersdorf AG	39,680	4,156,136
Brenntag AG	58,845	2,656,149
Carl Zeiss Meditec AG	16,400	1,616,576
Commerzbank AG	405,744	1,500,197
Continental AG	43,045	3,596,905
Covestro AG (b)	65,915	2,216,107
Daimler AG (Germany)	358,849	12,400,971
Delivery Hero AG (a)(b)	44,613	3,764,465
Deutsche Bank AG	773,133	5,742,578
Deutsche Borse AG	75,117	11,646,026
Deutsche Lufthansa AG (c)	95,758	857,291
Deutsche Post AG	390,249	11,593,204
Deutsche Telekom AG	1,315,398	19,230,638
Deutsche Wohnen AG (Bearer)	142,217	5,766,394
E.ON AG	888,642	8,901,777
Evonik Industries AG	80,142	1,972,518
Fraport AG Frankfurt Airport Services Worldwide (c)	18,674	819,375
Fresenius Medical Care AG & Co. KGaA	84,120	6,592,535
Fresenius SE & Co. KGaA	164,880	7,160,497
GEA Group AG	57,639	1,325,174
Hannover Reuck SE	23,873	3,806,459
HeidelbergCement AG	57,050	2,704,806
Henkel AG & Co. KGaA	41,797	3,258,218
Hochtief AG	11,232	883,141
Infineon Technologies AG	493,199	9,169,030
KION Group AG	24,251	1,204,134
Knorr-Bremse AG	18,857	1,753,585
Lanxess AG	30,614	1,508,334
Merck KGaA	50,217	5,838,715
Metro Wholesale & Food Specialist AG	80,778	701,791
MTU Aero Engines Holdings AG	20,472	2,788,576
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,994	12,541,340
Puma AG	33,738	2,121,441
RWE AG	229,838	6,609,016
SAP SE	388,140	46,230,306
Siemens AG	302,037	27,872,930
Siemens Healthineers AG (b)	58,741	2,586,007
Symrise AG	50,831	5,149,671
Telefonica Deutschland Holding AG	397,288	1,129,780
Thyssenkrupp AG (a)(c)	162,983	1,085,918
TUI AG (GB) (c)	200,539	799,412
Uniper SE	79,440	2,132,831
United Internet AG	41,385	1,426,313
Volkswagen AG	13,934	2,081,243
Vonovia SE	203,666	10,054,592
Wirecard AG (c)	46,236	4,580,362
Zalando SE (a)(b)	53,119	2,589,783

TOTAL GERMANY		374,791,644

Hong Kong - 2.7%
AIA Group Ltd.	4,772,200	43,798,151
Bank of East Asia Ltd.	488,508	1,034,858
BOC Hong Kong (Holdings) Ltd.	1,444,500	4,433,363
CLP Holdings Ltd.	648,500	6,941,626
Galaxy Entertainment Group Ltd.	839,000	5,396,033
Hang Lung Properties Ltd.	805,000	1,722,061
Hang Seng Bank Ltd.	299,700	5,241,769
Henderson Land Development Co. Ltd.	561,021	2,286,502
Hong Kong & China Gas Co. Ltd.	4,010,800	7,188,156
Hong Kong Exchanges and Clearing Ltd.	480,360	15,401,382
Link (REIT)	827,800	7,379,215
MTR Corp. Ltd.	621,231	3,441,824
New World Development Co. Ltd.	2,330,380	2,753,214
PCCW Ltd.	1,901,584	1,164,881
Power Assets Holdings Ltd.	547,500	3,668,399
Sino Land Ltd.	1,228,697	1,717,141
SJM Holdings Ltd.	767,000	757,292
Sun Hung Kai Properties Ltd.	629,500	8,607,676
Swire Pacific Ltd. (A Shares)	208,000	1,352,660
Swire Properties Ltd.	468,200	1,313,192
Techtronic Industries Co. Ltd.	538,000	4,079,391
Vitasoy International Holdings Ltd.	328,000	1,169,810
Wheelock and Co. Ltd.	317,000	2,323,289

TOTAL HONG KONG		133,171,885

Ireland - 0.7%
AIB Group PLC	370,551	507,585
Bank Ireland Group PLC	433,033	874,576
CRH PLC	311,694	9,456,369
DCC PLC (United Kingdom)	38,564	2,748,167
James Hardie Industries PLC CDI	170,081	2,441,615
Kerry Group PLC Class A	62,622	7,184,966
Kingspan Group PLC (Ireland)	59,678	3,041,013
Paddy Power Betfair PLC (Ireland)	30,520	3,735,845
Smurfit Kappa Group PLC	86,339	2,707,870

TOTAL IRELAND		32,698,006

Isle of Man - 0.1%
Gaming VC Holdings SA	236,353	2,244,557
Israel - 0.6%
Azrieli Group	19,016	1,129,723
Bank Hapoalim BM (Reg.)	434,076	2,799,205
Bank Leumi le-Israel BM	567,278	3,073,976
Check Point Software Technologies Ltd. (a)	47,921	5,067,167
CyberArk Software Ltd. (a)	15,300	1,511,028
Elbit Systems Ltd. (Israel)	9,805	1,334,616
Israel Chemicals Ltd.	284,309	992,553
Israel Discount Bank Ltd. (Class A)	466,963	1,523,055
Mizrahi Tefahot Bank Ltd.	62,618	1,288,645
NICE Systems Ltd. (a)	24,368	4,056,440
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	427,860	4,595,216
Wix.com Ltd. (a)	18,990	2,484,082

TOTAL ISRAEL		29,855,706

Italy - 1.6%
Assicurazioni Generali SpA	437,702	6,242,719
Atlantia SpA	191,742	3,143,275
Davide Campari-Milano SpA	236,720	1,834,026
Enel SpA	3,217,074	21,974,067
Eni SpA	999,834	9,524,754
FinecoBank SpA	233,682	2,596,655
Intesa Sanpaolo SpA	5,872,489	9,169,917
Leonardo SpA	162,806	1,122,919
Mediobanca SpA	234,020	1,360,478
Moncler SpA	70,841	2,662,747
Pirelli & C. SpA (b)	182,067	709,087
Poste Italiane SpA (b)	202,360	1,719,054
Prysmian SpA	98,333	1,850,209
Recordati SpA	42,429	1,844,489
Snam Rete Gas SpA	803,950	3,601,563
Telecom Italia SpA	3,112,388	1,235,959
Terna SpA	553,399	3,468,850
UniCredit SpA	791,294	6,095,124

TOTAL ITALY		80,155,892

Japan - 25.1%
ABC-MART, Inc.	15,100	775,297
ACOM Co. Ltd.	182,100	743,231
Advantest Corp.	77,500	3,760,412
AEON Co. Ltd.	255,700	5,147,646
AEON Financial Service Co. Ltd.	44,600	469,627
AEON MALL Co. Ltd.	46,900	596,985
Agc, Inc.	68,530	1,689,961
Air Water, Inc.	72,300	980,933
Aisin Seiki Co. Ltd.	61,690	1,790,657
Ajinomoto Co., Inc.	171,400	3,052,768
Alfresa Holdings Corp.	76,600	1,540,351
Alps Electric Co. Ltd.	93,600	965,421
Amada Co. Ltd.	131,900	1,192,250
Ana Holdings, Inc.	46,600	990,249
Aozora Bank Ltd.	47,250	840,867
Asahi Group Holdings	141,100	4,851,770
ASAHI INTECC Co. Ltd.	74,900	1,998,217
Asahi Kasei Corp.	489,400	3,472,037
Astellas Pharma, Inc.	743,400	12,295,205
Bandai Namco Holdings, Inc.	77,800	3,887,389
Bank of Kyoto Ltd.	21,700	750,193
Benesse Holdings, Inc.	32,800	938,322
Bridgestone Corp.	224,400	6,984,969
Brother Industries Ltd.	89,900	1,538,055
Calbee, Inc.	35,800	1,089,195
Canon, Inc.	393,800	8,283,636
Casio Computer Co. Ltd. (c)	77,500	1,223,093
Central Japan Railway Co.	56,800	8,937,733
Chiba Bank Ltd.	216,700	1,005,492
Chubu Electric Power Co., Inc.	252,260	3,411,559
Chugai Pharmaceutical Co. Ltd.	88,200	10,513,592
Chugoku Electric Power Co., Inc.	113,000	1,522,602
Coca-Cola West Co. Ltd.	49,700	900,773
Concordia Financial Group Ltd.	390,900	1,197,708
Credit Saison Co. Ltd.	71,000	806,358
CyberAgent, Inc.	41,000	1,721,426
Dai Nippon Printing Co. Ltd.	88,420	1,864,258
Dai-ichi Mutual Life Insurance Co.	422,300	5,292,361
Daicel Chemical Industries Ltd.	109,900	897,101
Daifuku Co. Ltd.	39,500	2,771,607
Daiichi Sankyo Kabushiki Kaisha	223,100	15,336,175
Daikin Industries Ltd.	98,300	12,614,935
Dainippon Sumitomo Pharma Co. Ltd.	63,500	878,563
Daito Trust Construction Co. Ltd.	27,500	2,643,270
Daiwa House Industry Co. Ltd.	222,000	5,625,553
Daiwa House REIT Investment Corp.	807	1,958,939
Daiwa Securities Group, Inc.	587,800	2,444,326
DENSO Corp.	170,400	5,989,857
Dentsu Group, Inc.	80,300	1,676,974
Disco Corp.	10,600	2,405,162
East Japan Railway Co.	119,300	8,711,284
Eisai Co. Ltd.	99,200	6,925,247
Electric Power Development Co. Ltd.	58,800	1,183,507
FamilyMart Co. Ltd.	103,000	1,746,636
Fanuc Corp.	76,400	12,469,501
Fast Retailing Co. Ltd.	22,900	10,860,257
Fuji Electric Co. Ltd.	50,500	1,204,545
Fujifilm Holdings Corp.	141,800	6,754,297
Fujitsu Ltd.	77,500	7,529,006
Fukuoka Financial Group, Inc.	66,800	954,342
GMO Payment Gateway, Inc.	16,600	1,492,708
Hakuhodo DY Holdings, Inc.	91,600	1,025,981
Hamamatsu Photonics K.K.	54,200	2,388,911
Hankyu Hanshin Holdings, Inc.	88,100	3,037,506
Hikari Tsushin, Inc.	8,400	1,642,976
Hino Motors Ltd.	128,870	766,613
Hirose Electric Co. Ltd.	13,130	1,452,296
Hisamitsu Pharmaceutical Co., Inc.	22,600	1,069,822
Hitachi Chemical Co. Ltd.	41,300	1,772,227
Hitachi Construction Machinery Co. Ltd.	43,400	1,018,261
Hitachi Ltd.	381,100	11,310,828
Hitachi Metals Ltd.	86,500	851,176
Honda Motor Co. Ltd.	641,800	15,585,585
Hoshizaki Corp.	22,200	1,704,589
Hoya Corp.	149,200	13,716,696
Hulic Co. Ltd.	122,500	1,223,687
Idemitsu Kosan Co. Ltd.	79,423	1,804,730
IHI Corp.	59,100	732,524
Iida Group Holdings Co. Ltd.	65,800	882,320
INPEX Corp.	388,100	2,505,223
Isetan Mitsukoshi Holdings Ltd.	150,800	917,382
Isuzu Motors Ltd.	210,000	1,595,907
Itochu Corp.	531,800	10,426,000
ITOCHU Techno-Solutions Corp.	39,200	1,205,423
J. Front Retailing Co. Ltd.	103,100	841,095
Japan Airlines Co. Ltd.	45,700	815,187
Japan Airport Terminal Co. Ltd. (c)	20,300	837,045
Japan Exchange Group, Inc.	199,500	3,740,335
Japan Post Bank Co. Ltd.	166,100	1,546,232
Japan Post Holdings Co. Ltd.	622,100	4,976,111
Japan Post Insurance Co. Ltd.	80,500	1,036,677
Japan Prime Realty Investment Corp.	319	888,795
Japan Real Estate Investment Corp.	511	2,780,823
Japan Retail Fund Investment Corp.	1,067	1,177,215
Japan Tobacco, Inc.	473,200	8,812,429
JFE Holdings, Inc.	183,500	1,217,713
JGC Corp.	99,400	959,886
JSR Corp.	71,000	1,349,672
JTEKT Corp.	92,220	675,561
JX Holdings, Inc.	1,188,300	4,212,952
Kajima Corp.	168,200	1,747,728
Kakaku.com, Inc.	55,000	1,127,522
Kamigumi Co. Ltd.	48,900	867,136
Kansai Electric Power Co., Inc.	273,000	2,797,475
Kansai Paint Co. Ltd.	71,600	1,375,088
Kao Corp.	189,700	14,628,971
Kawasaki Heavy Industries Ltd.	55,550	839,364
KDDI Corp.	697,100	20,191,010
Keihan Electric Railway Co., Ltd.	39,100	1,765,266
Keihin Electric Express Railway Co. Ltd.	84,120	1,389,001
Keio Corp.	39,400	2,228,761
Keisei Electric Railway Co.	52,000	1,568,545
Keyence Corp.	72,000	26,011,648
Kikkoman Corp.	55,700	2,559,416
Kintetsu Group Holdings Co. Ltd.	67,400	3,240,777
Kirin Holdings Co. Ltd.	322,800	6,229,474
Kobayashi Pharmaceutical Co. Ltd.	19,860	1,839,523
Koito Manufacturing Co. Ltd.	41,900	1,596,897
Komatsu Ltd.	363,700	6,881,543
Konami Holdings Corp.	37,900	1,190,031
Konica Minolta, Inc.	180,800	699,627
Kose Corp.	13,400	1,680,697
Kubota Corp.	407,700	5,063,103
Kuraray Co. Ltd.	119,420	1,194,625
Kurita Water Industries Ltd.	44,200	1,247,971
Kyocera Corp.	126,300	6,748,260
Kyowa Hakko Kirin Co., Ltd.	98,800	2,293,115
Kyushu Electric Power Co., Inc.	151,800	1,206,592
Kyushu Railway Co.	61,900	1,674,470
Lawson, Inc.	20,100	1,043,256
LINE Corp. (a)	24,900	1,222,783
Lion Corp.	91,130	1,911,509
LIXIL Group Corp.	106,500	1,298,066
M3, Inc.	173,100	6,247,870
Makita Corp.	86,320	2,831,351
Marubeni Corp.	605,800	2,917,436
Marui Group Co. Ltd.	76,400	1,250,585
Maruichi Steel Tube Ltd.	25,700	582,659
Mazda Motor Corp.	228,100	1,289,530
McDonald's Holdings Co. (Japan) Ltd.	26,900	1,323,506
Mebuki Financial Group, Inc.	396,760	839,254
Medipal Holdings Corp.	67,200	1,311,250
Meiji Holdings Co. Ltd.	44,500	3,090,693
Mercari, Inc. (a)(c)	33,800	854,488
Minebea Mitsumi, Inc.	137,710	2,239,053
Misumi Group, Inc.	107,850	2,598,892
Mitsubishi Chemical Holdings Corp.	495,300	2,815,086
Mitsubishi Corp.	534,600	11,337,792
Mitsubishi Electric Corp.	718,000	8,834,737
Mitsubishi Estate Co. Ltd.	465,100	7,524,450
Mitsubishi Gas Chemical Co., Inc.	71,900	890,417
Mitsubishi Heavy Industries Ltd.	124,400	3,190,068
Mitsubishi Materials Corp.	49,300	1,009,781
Mitsubishi Motors Corp. of Japan	301,700	854,983
Mitsubishi UFJ Financial Group, Inc.	4,850,700	19,596,831
Mitsubishi UFJ Lease & Finance Co. Ltd.	181,200	876,325
Mitsui & Co. Ltd.	652,300	9,105,028
Mitsui Chemicals, Inc.	74,400	1,460,698
Mitsui Fudosan Co. Ltd.	345,800	6,358,209
Mitsui OSK Lines Ltd.	51,400	891,516
Mizuho Financial Group, Inc.	9,483,300	11,042,537
MonotaRO Co. Ltd.	51,100	1,652,304
MS&AD Insurance Group Holdings, Inc.	186,800	5,381,725
Murata Manufacturing Co. Ltd.	226,100	12,740,059
Nabtesco Corp.	45,100	1,307,003
Nagoya Railroad Co. Ltd.	71,400	2,059,200
NEC Corp.	97,000	3,722,356
New Hampshire Foods Ltd.	33,200	1,178,468
Nexon Co. Ltd.	194,510	3,161,025
NGK Insulators Ltd.	105,800	1,384,163
NGK Spark Plug Co. Ltd.	60,400	912,909
Nidec Corp.	176,200	10,257,322
Nikon Corp.	116,100	1,079,941
Nintendo Co. Ltd.	44,200	18,251,255
Nippon Building Fund, Inc.	522	3,127,671
Nippon Express Co. Ltd.	31,800	1,553,180
Nippon Paint Holdings Co. Ltd.	57,480	3,326,197
Nippon Prologis REIT, Inc.	815	2,244,924
Nippon Shinyaku Co. Ltd.	18,400	1,297,936
Nippon Steel & Sumitomo Metal Corp.	312,300	2,627,577
Nippon Telegraph & Telephone Corp.	508,300	11,575,839
Nippon Yusen KK	68,800	905,650
Nissan Chemical Corp.	50,800	1,949,129
Nissan Motor Co. Ltd.	906,500	3,085,536
Nisshin Seifun Group, Inc.	79,800	1,239,939
Nissin Food Holdings Co. Ltd.	25,800	2,125,257
Nitori Holdings Co. Ltd.	31,300	4,818,301
Nitto Denko Corp.	61,000	3,047,160
NKSJ Holdings, Inc.	132,000	4,281,488
Nomura Holdings, Inc.	1,298,600	5,388,694
Nomura Real Estate Holdings, Inc.	55,700	919,726
Nomura Real Estate Master Fund, Inc.	1,591	1,832,433
Nomura Research Institute Ltd.	133,820	3,284,554
NSK Ltd.	142,100	983,566
NTT Data Corp.	244,700	2,496,962
NTT DOCOMO, Inc.	526,710	15,522,788
Obayashi Corp.	246,200	2,151,935
OBIC Co. Ltd.	25,400	3,839,053
Odakyu Electric Railway Co. Ltd.	113,400	2,500,735
Oji Holdings Corp.	351,000	1,782,201
Olympus Corp.	459,300	7,287,653
OMRON Corp.	72,200	4,240,677
Ono Pharmaceutical Co. Ltd.	140,300	3,387,386
Oracle Corp. Japan	15,700	1,626,837
Oriental Land Co. Ltd.	78,700	10,032,297
ORIX Corp.	521,200	6,260,325
ORIX JREIT, Inc.	1,001	1,209,800
Osaka Gas Co. Ltd.	143,230	2,667,202
Otsuka Corp.	40,300	1,819,443
Otsuka Holdings Co. Ltd.	152,800	6,005,661
Pan Pacific International Hold	172,800	3,352,463
Panasonic Corp.	867,000	6,609,133
Park24 Co. Ltd.	51,800	834,090
PeptiDream, Inc. (a)	38,100	1,437,870
Persol Holdings Co., Ltd.	79,100	929,461
Pigeon Corp.	47,000	1,679,588
Pola Orbis Holdings, Inc.	41,700	745,288
Rakuten, Inc.	328,500	2,785,428
Recruit Holdings Co. Ltd.	535,300	15,615,342
Renesas Electronics Corp. (a)	311,400	1,683,008
Resona Holdings, Inc.	782,520	2,443,838
Ricoh Co. Ltd.	254,400	1,734,115
Rinnai Corp.	14,700	1,119,126
ROHM Co. Ltd.	35,700	2,282,085
Ryohin Keikaku Co. Ltd.	96,000	1,142,544
Sankyo Co. Ltd. (Gunma)	20,500	567,348
Santen Pharmaceutical Co. Ltd.	138,200	2,451,967
SBI Holdings, Inc. Japan	95,800	1,813,072
Secom Co. Ltd.	82,400	6,857,272
Sega Sammy Holdings, Inc.	69,200	845,373
Seibu Holdings, Inc.	79,700	961,762
Seiko Epson Corp.	113,000	1,283,180
Sekisui Chemical Co. Ltd.	133,400	1,703,005
Sekisui House Ltd.	242,900	4,166,880
Seven & i Holdings Co. Ltd.	296,700	9,825,829
Seven Bank Ltd.	263,900	718,062
SG Holdings Co. Ltd.	54,400	1,516,701
Sharp Corp. (c)	95,200	1,063,643
Shimadzu Corp.	84,300	2,109,169
Shimamura Co. Ltd.	9,600	608,303
SHIMANO, Inc.	29,000	4,273,315
SHIMIZU Corp.	221,400	1,700,367
Shin-Etsu Chemical Co. Ltd.	139,700	15,409,200
Shinsei Bank Ltd.	77,800	938,496
Shionogi & Co. Ltd.	105,200	5,809,935
Shiseido Co. Ltd.	157,100	9,236,419
Shizuoka Bank Ltd.	180,200	1,094,034
Showa Denko K.K.	54,400	1,190,705
SMC Corp.	22,600	10,319,154
SoftBank Corp.	661,300	9,021,509
SoftBank Group Corp.	618,200	26,497,683
Sohgo Security Services Co., Ltd.	28,900	1,392,284
Sony Corp.	502,200	32,318,636
Sony Financial Holdings, Inc.	61,200	1,160,147
Square Enix Holdings Co. Ltd.	37,400	1,535,172
Stanley Electric Co. Ltd.	51,400	1,185,435
Subaru Corp.	241,300	4,829,501
Sumco Corp.	101,200	1,440,794
Sumitomo Chemical Co. Ltd.	596,900	1,830,813
Sumitomo Corp.	467,200	5,285,057
Sumitomo Electric Industries Ltd.	288,100	2,964,103
Sumitomo Heavy Industries Ltd.	49,600	1,045,279
Sumitomo Metal Mining Co. Ltd.	88,530	2,206,437
Sumitomo Mitsui Financial Group, Inc.	513,300	13,498,367
Sumitomo Mitsui Trust Holdings, Inc.	122,900	3,578,448
Sumitomo Realty & Development Co. Ltd.	130,200	3,487,088
Sumitomo Rubber Industries Ltd.	76,820	753,776
Sundrug Co. Ltd.	32,100	1,105,246
Suntory Beverage & Food Ltd.	51,900	1,961,091
Suzuken Co. Ltd.	29,000	1,124,167
Suzuki Motor Corp.	144,600	4,614,948
Sysmex Corp.	65,800	4,561,823
T&D Holdings, Inc.	217,400	1,879,155
Taiheiyo Cement Corp.	48,290	947,974
Taisei Corp.	76,700	2,390,900
Taisho Pharmaceutical Holdings Co. Ltd.	15,100	946,960
Taiyo Nippon Sanso Corp.	59,000	924,736
Takeda Pharmaceutical Co. Ltd.	589,703	21,265,547
TDK Corp.	50,700	4,370,727
Teijin Ltd.	61,700	983,976
Terumo Corp.	254,300	8,438,339
THK Co. Ltd.	48,200	1,170,921
Tobu Railway Co. Ltd.	74,200	2,516,868
Toho Co. Ltd.	40,370	1,322,023
Toho Gas Co. Ltd.	28,100	1,377,310
Tohoku Electric Power Co., Inc.	172,010	1,623,688
Tokio Marine Holdings, Inc.	252,100	11,827,459
Tokyo Century Corp.	19,500	669,594
Tokyo Electric Power Co., Inc. (a)	616,900	2,076,678
Tokyo Electron Ltd.	61,900	13,183,525
Tokyo Gas Co. Ltd.	147,500	3,237,023
Tokyu Corp.	195,900	2,948,682
Tokyu Fudosan Holdings Corp.	227,000	1,110,534
Toppan Printing Co. Ltd.	112,200	1,666,744
Toray Industries, Inc.	539,700	2,474,368
Toshiba Corp.	151,400	3,790,820
Tosoh Corp.	94,490	1,154,833
Toto Ltd.	53,200	1,851,742
Toyo Seikan Group Holdings Ltd.	64,600	655,359
Toyo Suisan Kaisha Ltd.	35,900	1,726,171
Toyoda Gosei Co. Ltd.	30,100	564,892
Toyota Industries Corp.	56,570	2,862,369
Toyota Motor Corp.	901,530	55,738,772
Toyota Tsusho Corp.	81,540	1,940,996
Trend Micro, Inc.	49,100	2,490,934
Tsuruha Holdings, Inc.	15,000	2,009,971
Unicharm Corp.	158,500	5,833,993
United Urban Investment Corp.	1,128	1,143,609
USS Co. Ltd.	77,100	1,228,542
Welcia Holdings Co. Ltd.	19,200	1,388,361
West Japan Railway Co.	64,100	3,961,228
Yahoo! Japan Corp.	1,042,000	4,021,418
Yakult Honsha Co. Ltd.	46,300	2,705,130
Yamada Denki Co. Ltd.	253,900	1,211,357
Yamaha Corp.	54,800	2,212,018
Yamaha Motor Co. Ltd.	112,600	1,448,687
Yamato Holdings Co. Ltd.	125,000	2,181,708
Yamazaki Baking Co. Ltd.	53,400	944,943
Yaskawa Electric Corp.	91,400	2,980,070
Yokogawa Electric Corp.	86,300	1,176,301
Yokohama Rubber Co. Ltd.	52,000	661,384
Zozo, Inc.	49,000	794,484

TOTAL JAPAN		1,230,946,695

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	255,424	2,799,624
Aroundtown SA	472,699	2,543,415
Eurofins Scientific SA	4,503	2,491,979
Millicom International Cellular SA (depository receipt)	42,471	1,103,655
SES SA (France) (depositary receipt)	147,208	983,394
Tenaris SA	188,449	1,303,906

TOTAL LUXEMBOURG		11,225,973

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	1,089,500	1,127,210
HKT Trust/HKT Ltd. unit	1,427,000	2,302,780

TOTAL MULTI-NATIONAL		3,429,990

Netherlands - 4.9%
ABN AMRO Group NV GDR (b)	161,292	1,237,263
Adyen BV (a)(b)	4,163	4,111,296
AEGON NV	692,110	1,790,244
AerCap Holdings NV (a)	49,300	1,386,316
Airbus Group NV	230,049	14,566,371
Akzo Nobel NV	79,736	6,051,155
Altice Europe NV Class A (a)	230,961	920,013
ASML Holding NV (Netherlands)	168,048	49,084,385
CNH Industrial NV	394,255	2,467,837
EXOR NV	42,160	2,304,970
Ferrari NV	47,764	7,505,869
Fiat Chrysler Automobiles NV (Italy)	432,150	3,796,150
Heineken Holding NV	44,798	3,490,433
Heineken NV (Bearer)	102,073	8,682,317
ING Groep NV (Certificaten Van Aandelen)	1,535,206	8,601,433
Koninklijke Ahold Delhaize NV	432,918	10,511,407
Koninklijke DSM NV	71,620	8,777,884
Koninklijke KPN NV	1,396,505	3,216,629
Koninklijke Philips Electronics NV	357,409	15,580,354
NN Group NV	121,310	3,509,204
NXP Semiconductors NV	110,210	10,973,610
Prosus NV (a)	192,176	14,569,036
QIAGEN NV (Germany) (a)	89,209	3,714,868
Randstad NV	45,673	1,833,359
STMicroelectronics NV (France)	269,358	6,936,365
Takeaway.com Holding BV (a)(b)	45,162	4,603,632
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	54,498	3,208,246
Unilever NV	578,860	28,826,832
Vopak NV	28,674	1,653,447
Wolters Kluwer NV	107,651	7,918,103

TOTAL NETHERLANDS		241,829,028

New Zealand - 0.3%
Auckland International Airport Ltd.	479,999	1,772,535
Fisher & Paykel Healthcare Corp.	226,571	3,785,264
Fletcher Building Ltd.	376,316	843,136
Mercury Nz Ltd.	304,643	846,892
Meridian Energy Ltd.	518,425	1,412,554
Ryman Healthcare Group Ltd.	161,381	1,177,252
Spark New Zealand Ltd.	736,503	1,993,209
The a2 Milk Co. Ltd. (a)	285,725	3,400,681

TOTAL NEW ZEALAND		15,231,523

Norway - 0.5%
Aker Bp ASA	49,072	814,749
DNB ASA	371,404	4,502,504
Equinor ASA	390,121	5,462,429
Gjensidige Forsikring ASA	81,629	1,442,145
Marine Harvest ASA	172,352	2,952,428
Norsk Hydro ASA	541,194	1,372,932
Orkla ASA	290,271	2,627,584
Schibsted ASA (B Shares)	43,580	846,924
Telenor ASA	281,304	4,314,936
Yara International ASA (c)	68,386	2,331,587

TOTAL NORWAY		26,668,218

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	767,708	1,506,640
Portugal - 0.2%
Energias de Portugal SA	1,010,923	4,265,107
Galp Energia SGPS SA Class B	192,971	2,227,101
Jeronimo Martins SGPS SA	102,798	1,736,518

TOTAL PORTUGAL		8,228,726

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,108,476	2,318,135
CapitaCommercial Trust (REIT)	970,658	1,103,004
CapitaLand Ltd.	938,000	1,990,216
CapitaMall Trust	950,000	1,263,978
City Developments Ltd.	179,100	1,001,124
ComfortDelgro Corp. Ltd.	870,900	1,015,316
DBS Group Holdings Ltd.	708,477	9,974,727
Genting Singapore Ltd.	2,391,900	1,327,191
Jardine Cycle & Carriage Ltd.	44,900	638,384
Keppel Corp. Ltd.	560,100	2,364,589
Mapletree Commercial Trust	783,500	1,078,866
Oversea-Chinese Banking Corp. Ltd.	1,305,160	8,327,332
Sembcorp Industries Ltd.	439,700	503,724
Singapore Airlines Ltd.	213,000	921,066
Singapore Airport Terminal Service Ltd.	307,500	712,415
Singapore Exchange Ltd.	328,000	2,236,666
Singapore Press Holdings Ltd.	619,400	665,145
Singapore Technologies Engineering Ltd.	628,600	1,522,308
Singapore Telecommunications Ltd.	3,208,700	6,411,745
Suntec (REIT)	876,700	865,935
United Overseas Bank Ltd.	495,472	7,079,857
UOL Group Ltd.	205,291	987,382
Venture Corp. Ltd.	110,000	1,229,325
Wilmar International Ltd.	714,100	1,798,306
Yangzijiang Shipbuilding Holdings Ltd.	1,088,300	754,661

TOTAL SINGAPORE		58,091,397

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	98,487	2,462,808
Aena Sme SA (b)	26,623	3,369,691
Amadeus IT Holding SA Class A	170,028	8,183,402
Banco Bilbao Vizcaya Argentaria SA	2,624,043	8,577,426
Banco de Sabadell SA	2,263,851	938,006
Banco Santander SA (Spain)	6,551,223	14,627,534
Bankia SA	550,432	560,244
Bankinter SA	251,291	1,036,520
CaixaBank SA	1,401,151	2,519,676
Cellnex Telecom SA (b)	98,680	5,169,019
Enagas SA	95,889	2,237,152
Endesa SA	124,233	2,756,850
Ferrovial SA	192,668	4,813,883
Gas Natural SDG SA	116,447	2,055,772
Grifols SA	117,141	3,987,140
Iberdrola SA	2,432,723	24,200,211
Inditex SA	430,806	11,033,979
MAPFRE SA (Reg.)	483,295	884,993
Red Electrica Corporacion SA	169,826	2,989,257
Repsol SA	551,841	5,008,968
Siemens Gamesa Renewable Energy SA	92,481	1,375,256
Telefonica SA	1,839,172	8,409,591

TOTAL SPAIN		117,197,378

Sweden - 2.5%
Alfa Laval AB	123,771	2,312,902
ASSA ABLOY AB (B Shares)	396,521	7,098,496
Atlas Copco AB:
(A Shares)	255,925	8,820,321
(B Shares)	165,202	5,110,008
Boliden AB	104,345	2,103,325
Electrolux AB (B Shares)	81,377	1,112,739
Epiroc AB:
Class A	258,811	2,590,085
Class B	151,015	1,489,930
Ericsson (B Shares)	1,210,309	10,339,868
Essity AB Class B	239,718	7,765,276
H&M Hennes & Mauritz AB (B Shares)	315,276	4,309,696
Hexagon AB (B Shares)	103,759	5,091,656
Husqvarna AB (B Shares)	167,380	1,007,174
ICA Gruppen AB	36,885	1,613,919
Industrivarden AB (C Shares)	68,223	1,396,047
Investor AB (B Shares)	181,493	9,019,876
Kinnevik AB (B Shares)	92,373	1,898,539
Lundbergfoeretagen AB	31,184	1,309,323
Lundin Petroleum AB	75,037	1,930,632
Sandvik AB	445,944	6,860,145
Securitas AB (B Shares)	112,950	1,336,447
Skandinaviska Enskilda Banken AB (A Shares)	640,888	5,276,085
Skanska AB (B Shares)	139,095	2,646,383
SKF AB (B Shares)	146,539	2,312,916
Svenska Handelsbanken AB (A Shares)	610,679	5,573,877
Swedbank AB (A Shares)	355,657	4,208,897
Swedish Match Co. AB	66,707	4,122,258
Tele2 AB (B Shares)	193,735	2,498,140
Telia Co. AB	1,073,569	3,732,762
Volvo AB (B Shares)	587,909	7,533,801

TOTAL SWEDEN		122,421,523

Switzerland - 10.2%
ABB Ltd. (Reg.)	727,899	13,817,186
Adecco SA (Reg.)	62,454	2,733,033
Alcon, Inc. (Switzerland) (a)	163,672	8,637,609
Baloise Holdings AG	18,569	2,779,819
Barry Callebaut AG	1,175	2,303,134
Clariant AG (Reg.)	80,209	1,484,521
Coca-Cola HBC AG	76,637	1,944,965
Compagnie Financiere Richemont SA Series A	205,269	11,645,622
Credit Suisse Group AG	1,007,456	9,198,716
Dufry AG	18,120	590,015
Ems-Chemie Holding AG	3,233	2,095,044
Galenica AG	17,508	2,630,961
Geberit AG (Reg.)	14,633	6,565,711
Givaudan SA	3,653	12,235,327
Julius Baer Group Ltd.	86,685	3,404,568
Kuehne & Nagel International AG	21,174	3,028,304
LafargeHolcim Ltd. (Reg.)	194,476	8,067,153
Lindt & Spruengli AG	40	3,348,355
Lindt & Spruengli AG (participation certificate)	422	3,289,873
Lonza Group AG	29,428	12,847,407
Nestle SA (Reg. S)	1,174,937	124,437,611
Novartis AG	848,054	72,371,632
Pargesa Holding SA	15,131	1,076,139
Partners Group Holding AG	7,382	5,810,768
Roche Holding AG (participation certificate)	277,340	96,042,116
Schindler Holding AG:
(participation certificate)	15,146	3,365,778
(Reg.)	8,995	1,928,998
SGS SA (Reg.)	2,382	5,392,044
Sika AG	50,320	8,325,412
Sonova Holding AG Class B	21,602	3,900,781
Straumann Holding AG	4,007	3,040,380
Swatch Group AG (Bearer)	10,638	2,134,639
Swatch Group AG (Bearer) (Reg.)	22,825	888,644
Swiss Life Holding AG	13,215	4,680,869
Swiss Prime Site AG	29,999	2,849,944
Swiss Re Ltd.	116,157	8,440,705
Swisscom AG	10,193	5,298,987
Temenos Group AG	25,675	3,340,875
UBS Group AG	1,521,853	16,302,471
Zurich Insurance Group Ltd.	59,275	18,793,397

TOTAL SWITZERLAND		501,069,513

United Kingdom - 13.8%
3i Group PLC	383,716	3,788,996
Admiral Group PLC	75,410	2,213,008
Anglo American PLC (United Kingdom)	405,711	7,231,573
Antofagasta PLC	159,807	1,636,381
Ashtead Group PLC	179,387	4,914,150
Associated British Foods PLC	140,934	3,359,308
AstraZeneca PLC (United Kingdom)	517,691	54,146,390
Auto Trader Group PLC (b)	351,890	2,025,657
Aveva Group PLC	26,316	1,183,277
Aviva PLC	1,548,366	4,682,458
BAE Systems PLC	1,262,750	8,054,368
Barclays PLC	6,806,779	9,089,100
Barratt Developments PLC	393,108	2,569,670
Berkeley Group Holdings PLC	48,585	2,559,695
BHP Billiton PLC	832,772	13,978,059
BP PLC	7,991,849	31,491,221
British American Tobacco PLC (United Kingdom)	905,813	34,913,882
British Land Co. PLC	336,712	1,717,652
BT Group PLC	3,303,652	4,828,782
Bunzl PLC	130,561	2,840,728
Burberry Group PLC	155,594	2,701,661
Carnival PLC	70,155	966,752
Centrica PLC	2,358,637	1,179,690
Coca-Cola European Partners PLC	88,413	3,504,691
Compass Group PLC	625,002	10,517,165
Croda International PLC	50,230	3,088,582
Diageo PLC	926,163	31,887,656
Direct Line Insurance Group PLC	559,239	1,919,385
easyJet PLC	72,306	549,331
Evraz PLC	228,819	764,300
G4S PLC (United Kingdom)	699,779	962,458
GlaxoSmithKline PLC	1,968,990	41,078,245
Halma PLC	149,692	3,940,425
Hargreaves Lansdown PLC	130,478	2,367,275
HSBC Holdings PLC (United Kingdom)	8,016,883	41,206,481
Imperial Brands PLC	371,487	7,855,837
Informa PLC	476,816	2,633,866
InterContinental Hotel Group PLC	65,293	2,974,273
Intertek Group PLC	63,628	3,806,625
ITV PLC	1,456,265	1,403,137
J Sainsbury PLC	718,321	1,792,261
John David Group PLC	177,806	1,185,574
Johnson Matthey PLC	74,621	1,872,654
Kingfisher PLC	807,140	1,601,200
Land Securities Group PLC	286,498	2,388,789
Legal & General Group PLC	2,354,399	6,067,138
Lloyds Banking Group PLC	27,623,678	11,176,779
London Stock Exchange Group PLC	124,627	11,703,512
M&G PLC	1,011,028	1,684,058
Marks & Spencer Group PLC	790,855	921,400
Meggitt PLC	315,131	1,108,563
Melrose Industries PLC	1,888,521	2,373,359
Micro Focus International PLC	151,557	898,550
Mondi PLC	190,852	3,389,331
National Grid PLC	1,376,009	16,183,532
Next PLC	51,737	3,079,592
NMC Health PLC	55,366	18,819
Ocado Group PLC (a)	177,921	3,595,548
Pearson PLC	296,057	1,707,256
Persimmon PLC	123,097	3,418,647
Prudential PLC	1,025,856	14,472,179
Reckitt Benckiser Group PLC	279,940	23,318,935
RELX PLC (London Stock Exchange)	766,497	17,343,464
Rentokil Initial PLC	729,063	4,337,644
Rio Tinto PLC	444,179	20,618,195
Rolls-Royce Holdings PLC	678,595	2,808,674
Royal Bank of Scotland Group PLC	1,904,795	2,657,402
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,649,627	27,159,896
Class B (United Kingdom)	1,472,018	23,565,026
RSA Insurance Group PLC	398,833	1,814,417
Sage Group PLC	428,883	3,457,140
Schroders PLC	50,723	1,695,524
Scottish & Southern Energy PLC	408,475	6,407,084
Segro PLC	435,925	4,554,898
Severn Trent PLC	93,249	2,806,986
Smith & Nephew PLC	345,495	6,761,027
Smiths Group PLC	160,291	2,504,402
Spirax-Sarco Engineering PLC	29,124	3,201,577
St. James's Place Capital PLC	206,658	2,216,073
Standard Chartered PLC (United Kingdom)	1,071,110	5,497,432
Standard Life PLC	903,851	2,517,003
Taylor Wimpey PLC	1,259,419	2,332,563
Tesco PLC	3,860,966	11,420,040
The Weir Group PLC	113,698	1,367,012
Unilever PLC	437,617	22,533,854
United Utilities Group PLC	269,211	3,059,101
Vodafone Group PLC	10,556,691	14,892,061
Whitbread PLC	49,880	1,872,151
WM Morrison Supermarkets PLC	917,874	2,115,594

TOTAL UNITED KINGDOM		678,006,106

TOTAL COMMON STOCKS
(Cost $4,914,845,845)		4,726,214,749

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	21,974	1,040,747
Fuchs Petrolub AG	28,335	1,098,706
Henkel AG & Co. KGaA	69,703	6,190,162
Porsche Automobil Holding SE (Germany)	59,117	2,985,040
Sartorius AG (non-vtg.)	14,051	3,954,152
Volkswagen AG	72,063	10,125,564

TOTAL GERMANY		25,394,371

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	2,737,185	1,090,034
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $29,012,164)		26,484,405

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.16% (e)	83,006,470	83,031,372
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	20,343,933	20,345,967
TOTAL MONEY MARKET FUNDS
(Cost $103,376,891)		103,377,339
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $5,047,234,900)		4,856,076,493
NET OTHER ASSETS (LIABILITIES) - 0.9%		43,451,970
NET ASSETS - 100%		$4,899,528,463

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,816	June 2020	$148,757,640	$11,769,207	$11,769,207

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,997,487 or 1.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$579,173
Fidelity Securities Lending Cash Central Fund	289,154
Total	$868,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$259,522,574	$49,355,600	$210,166,974	$--
Consumer Discretionary	538,235,550	174,852,643	363,382,907	--
Consumer Staples	592,448,032	124,523,879	467,924,153	--
Energy	174,458,296	15,777,883	158,680,413	--
Financials	769,123,723	222,255,853	546,867,870	--
Health Care	697,167,984	200,637,670	496,530,314	--
Industrials	676,925,581	199,836,732	477,088,849	--
Information Technology	368,044,703	132,726,722	235,317,981	--
Materials	326,475,474	100,496,280	225,979,194	--
Real Estate	157,172,705	60,266,859	96,905,846	--
Utilities	193,124,532	79,009,626	114,114,906	--
Money Market Funds	103,377,339	103,377,339	--	--
Total Investments in Securities:	$4,856,076,493	$1,463,117,086	$3,392,959,407	$--
Derivative Instruments:
Assets
Futures Contracts	$11,769,207	$11,769,207	$--	$--
Total Assets	$11,769,207	$11,769,207	$--	$--
Total Derivative Instruments:	$11,769,207	$11,769,207	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,769,207	$0
Total Equity Risk	11,769,207	0
Total Value of Derivatives	$11,769,207	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,727,655) — See accompanying schedule: Unaffiliated issuers (cost $4,943,858,009)	$4,752,699,154
Fidelity Central Funds (cost $103,376,891)	103,377,339
Total Investment in Securities (cost $5,047,234,900)		$4,856,076,493
Segregated cash with brokers for derivative instruments		17,108,000
Foreign currency held at value (cost $12,966,986)		13,096,615
Receivable for fund shares sold		1,689,842
Dividends receivable		38,619,904
Interest receivable		3,811
Distributions receivable from Fidelity Central Funds		81,989
Prepaid expenses		2,848
Receivable from investment adviser for expense reductions		113,011
Total assets		4,926,792,513
Liabilities
Payable for investments purchased
Regular delivery	$310,028
Delayed delivery	95,739
Payable for fund shares redeemed	2,938,983
Accrued management fee	138,712
Payable for daily variation margin on futures contracts	3,157,314
Other payables and accrued expenses	275,462
Collateral on securities loaned	20,347,812
Total liabilities		27,264,050
Net Assets		$4,899,528,463
Net Assets consist of:
Paid in capital		$5,623,262,623
Total accumulated earnings (loss)		(723,734,160)
Net Assets		$4,899,528,463
Net Asset Value, offering price and redemption price per share ($4,899,528,463 ÷ 485,464,361 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$80,488,894
Interest		44,233
Income from Fidelity Central Funds (including $289,154 from security lending)		868,327
Income before foreign taxes withheld		81,401,454
Less foreign taxes withheld		(4,248,272)
Total income		77,153,182
Expenses
Management fee	$1,079,520
Custodian fees and expenses	397,747
Independent trustees' fees and expenses	11,474
Registration fees	66,504
Audit	31,480
Legal	8,423
Interest	18,009
Miscellaneous	18,009
Total expenses before reductions	1,631,166
Expense reductions	(516,500)
Total expenses after reductions		1,114,666
Net investment income (loss)		76,038,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(264,360,804)
Fidelity Central Funds	6,603
Foreign currency transactions	2,969,764
Futures contracts	(27,775,912)
Total net realized gain (loss)		(289,160,349)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(833,770,766)
Fidelity Central Funds	1,089
Assets and liabilities in foreign currencies	283,662
Futures contracts	10,255,373
Total change in net unrealized appreciation (depreciation)		(823,230,642)
Net gain (loss)		(1,112,390,991)
Net increase (decrease) in net assets resulting from operations		$(1,036,352,475)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,038,516	$233,297,918
Net realized gain (loss)	(289,160,349)	(270,294,820)
Change in net unrealized appreciation (depreciation)	(823,230,642)	773,698,887
Net increase (decrease) in net assets resulting from operations	(1,036,352,475)	736,701,985
Distributions to shareholders	(205,960,432)	(216,059,751)
Share transactions
Proceeds from sales of shares	1,520,966,575	1,167,868,158
Reinvestment of distributions	201,549,942	90,028,249
Cost of shares redeemed	(2,070,708,490)	(3,173,000,195)
Net increase (decrease) in net assets resulting from share transactions	(348,191,973)	(1,915,103,788)
Total increase (decrease) in net assets	(1,590,504,880)	(1,394,461,554)
Net Assets
Beginning of period	6,490,033,343	7,884,494,897
End of period	$4,899,528,463	$6,490,033,343
Other Information
Shares
Sold	139,534,555	104,064,167
Issued in reinvestment of distributions	16,753,944	8,501,251
Redeemed	(203,255,824)	(279,539,272)
Net increase (decrease)	(46,967,325)	(166,973,854)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$11.27	$12.40	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.38	.37	.33	.25
Net realized and unrealized gain (loss)	(1.85)	.85	(1.24)	2.02	(.06)
Total from investment operations	(1.71)	1.23	(.87)	2.35	.19
Distributions from net investment income	(.39)	(.31)	(.20)	(.12)	–
Distributions from net realized gain	–	–	(.06)	(.03)	–
Total distributions	(.39)	(.31)	(.26)	(.14)C	–
Net asset value, end of period	$10.09	$12.19	$11.27	$12.40	$10.19
Total ReturnD,E	(14.55)%	11.36%	(7.14)%	23.41%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.11%	.13%	.12%	.21%H
Expenses net of fee waivers, if any	.04%H	.05%	.05%	.05%	.07%H
Expenses net of all reductions	.04%H	.05%	.05%	.05%	.07%H
Net investment income (loss)	2.47%H	3.35%	2.98%	2.89%	3.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,899,528	$6,490,033	$7,884,495	$6,365,867	$1,623,150
Portfolio turnover rateI	18%H	4%	7%	2%	1%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$734,667,459
Gross unrealized depreciation	(939,316,461)
Net unrealized appreciation (depreciation)	$(204,649,002)
Tax cost	$5,072,494,702

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(142,829,106)
Long-term	(139,700,614)
Total capital loss carryforward	$(282,529,720)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	528,605,957	1,077,358,392

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Index Fund	Borrower	$37,474,520.69%		$18,009

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI International Index Fund	$7,966

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $226. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $516,500.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.04%	$1,000.00	$854.50	$.18
Hypothetical-C		$1,000.00	$1,024.66	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV7-SANN-0620
1.9870291.104

Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Cayman Islands	21.6%
China	13.8%
Taiwan	12.5%
Korea (South)	11.7%
India	8.3%
Brazil	4.6%
South Africa	3.7%
Russia	3.2%
Hong Kong	3.0%
Other*	17.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	6.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.3
China Construction Bank Corp. (H Shares) (China, Banks)	1.5
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.3
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	0.9
28.6

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	20.6
Information Technology	17.1
Consumer Discretionary	14.8
Communication Services	13.0
Materials	6.9
Consumer Staples	6.6
Energy	6.1
Industrials	4.8
Health Care	3.7
Real Estate	2.6

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	33,156	$540,774
Grupo Financiero Galicia SA sponsored ADR	75,050	534,356
Telecom Argentina SA Class B sponsored ADR	63,604	436,959
YPF SA Class D sponsored ADR	125,398	481,528

TOTAL ARGENTINA		1,993,617

Bailiwick of Jersey - 0.1%
Polymetal International PLC	143,605	2,954,566
Belgium - 0.0%
Titan Cement International Trading SA	28,274	392,878
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)	2,497,000	5,972,845
Alibaba Pictures Group Ltd. (a)	9,890,000	1,324,630
Beijing Enterprises Water Group Ltd.	3,524,000	1,367,495
Brilliance China Automotive Holdings Ltd.	2,014,000	1,863,429
China Gas Holdings Ltd.	1,803,300	6,561,738
China Oriental Group Co. Ltd. (H Shares)	341	103
China Resource Gas Group Ltd.	600,000	3,372,199
Cosco Shipping Ports Ltd.	1,017,745	542,206
Credicorp Ltd. (United States)	47,231	7,038,364
GOME Electrical Appliances Holdings Ltd. (a)	6,360,000	738,362
Haier Electronics Group Co. Ltd.	787,000	2,167,471
Kunlun Energy Co. Ltd.	2,317,000	1,509,516
Luye Pharma Group Ltd. (b)	661,500	321,209
Nine Dragons Paper (Holdings) Ltd.	1,037,000	992,122
Shenzhen International Holdings Ltd.	599,021	1,157,734

TOTAL BERMUDA		34,929,423

Brazil - 3.3%
Ambev SA	3,283,098	6,846,454
Atacadao Distribuicao Comercio e Industria Ltda	262,800	966,550
B2W Companhia Global do Varejo (a)	145,764	1,963,481
Banco Bradesco SA	992,096	3,203,664
Banco do Brasil SA	610,205	3,198,081
Banco Santander SA (Brasil) unit	299,100	1,485,077
BB Seguridade Participacoes SA	486,658	2,376,059
BM&F BOVESPA SA	1,420,480	10,036,014
BR Malls Participacoes SA	550,816	1,016,972
Brasil Foods SA (a)	407,369	1,452,562
BTG Pactual Participations Ltd. unit	157,100	1,222,040
CCR SA	842,612	1,913,654
Centrais Eletricas Brasileiras SA (Electrobras)	173,197	772,362
Cielo SA	854,331	637,854
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	104,100	1,267,677
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	250,100	1,843,360
Companhia Siderurgica Nacional SA (CSN)	426,000	701,918
Cosan SA Industria e Comercio	107,300	1,190,622
Drogasil SA	157,500	3,034,784
Embraer SA (a)	467,600	743,806
Energisa SA unit	114,300	918,537
ENGIE Brasil Energia SA	149,020	1,072,043
Equatorial Energia SA	593,500	2,000,562
Hapvida Participacoes e Investimentos SA (b)	157,800	1,521,733
Hypermarcas SA	266,300	1,424,080
IRB Brasil Resseguros SA	487,600	916,396
JBS SA	764,300	3,350,726
Klabin SA unit	485,200	1,589,108
Kroton Educacional SA	1,238,282	1,261,532
Localiza Rent A Car SA	394,611	2,481,059
Lojas Renner SA	542,794	3,831,969
Magazine Luiza SA	502,252	4,590,361
Multiplan Empreendimentos Imobiliarios SA	197,619	759,165
Natura & Co. Holding SA	451,588	2,949,743
Notre Dame Intermedica Participacoes SA	337,100	3,397,718
Petrobras Distribuidora SA	454,200	1,631,241
Petroleo Brasileiro SA - Petrobras (ON)	2,416,708	8,288,421
Porto Seguro SA	65,400	544,689
Rumo SA (a)	741,300	2,697,793
Sul America SA unit	198,252	1,631,471
Suzano Papel e Celulose SA	371,119	2,689,604
TIM Participacoes SA	577,200	1,354,396
Ultrapar Participacoes SA	498,738	1,329,870
Vale SA (a)	2,196,906	18,123,394
Weg SA	581,840	4,273,468

TOTAL BRAZIL		120,502,070

Cayman Islands - 21.6%
3SBio, Inc. (a)(b)	747,500	757,828
51job, Inc. sponsored ADR (a)	17,706	1,061,298
58.com, Inc. ADR (a)	64,737	3,363,087
AAC Technology Holdings, Inc.	487,133	2,303,941
Agile Property Holdings Ltd.	922,000	1,037,037
Airtac International Group	86,000	1,645,082
Alibaba Group Holding Ltd. sponsored ADR (a)	1,204,340	244,083,576
Anta Sports Products Ltd.	750,000	6,387,029
Autohome, Inc. ADR Class A (c)	40,478	3,325,268
Baidu.com, Inc. sponsored ADR (a)	189,537	19,129,969
Baozun, Inc. sponsored ADR (a)(c)	28,024	892,284
Best, Inc. ADR (a)	134,224	720,783
Bosideng International Holdings Ltd.	2,222,000	602,420
Chailease Holding Co. Ltd.	846,601	3,210,768
China Aoyuan Group Ltd.	873,000	1,025,715
China Conch Venture Holdings Ltd.	1,098,100	5,250,429
China East Education Holdings Ltd. (b)	321,000	515,734
China Education Group Holdings Ltd.	413,000	693,076
China Hongqiao Group Ltd.	984,200	485,164
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	62,357
China Liansu Group Holdings Ltd.	742,000	1,063,264
China Literature Ltd. (a)(b)	177,300	791,449
China Medical System Holdings Ltd.	957,000	1,126,553
China Mengniu Dairy Co. Ltd.	1,886,000	6,678,532
China Resources Cement Holdings Ltd.	1,544,000	2,100,929
China Resources Land Ltd.	2,182,812	9,019,829
China State Construction International Holdings Ltd.	1,313,500	1,018,365
China Zhongwang Holdings Ltd.	702,000	168,742
CIFI Holdings Group Co. Ltd.	1,977,797	1,510,914
Country Garden Holdings Co. Ltd.	5,359,260	6,942,257
Country Garden Services Holdings Co. Ltd.	842,000	3,890,186
Ctrip.com International Ltd. ADR (a)	322,373	8,304,328
Dali Foods Group Co. Ltd. (b)	1,364,800	843,151
ENN Energy Holdings Ltd.	539,543	6,081,978
Evergrande Real Estate Group Ltd. (c)	1,323,000	2,351,946
Future Land Development Holding Ltd.	1,556,000	1,512,042
GDS Holdings Ltd. ADR (a)(c)	41,967	2,405,548
Geely Automobile Holdings Ltd.	3,419,517	5,319,137
Genscript Biotech Corp. (a)	626,000	1,116,411
Greentown Service Group Co. Ltd.	782,000	1,029,127
Haidilao International Holding Ltd. (b)(c)	268,000	1,161,439
Haitian International Holdings Ltd.	432,000	764,357
Hansoh Pharmaceutical Group Co. Ltd. (b)	354,000	1,366,892
Hengan International Group Co. Ltd.	480,900	4,276,620
Huazhu Group Ltd. ADR	91,735	3,303,377
Hutchison China Meditech Ltd. sponsored ADR (a)	42,046	904,409
HUYA, Inc. ADR (a)	37,403	607,051
Innovent Biolgics, Inc. (a)(b)	602,000	2,964,720
iQIYI, Inc. ADR (a)(c)	85,003	1,442,501
JD.com, Inc. sponsored ADR (a)	508,722	21,925,918
Jiayuan International Group Ltd.	470	196
Kaisa Group Holdings Ltd.	1,734,000	663,461
Kingboard Chemical Holdings Ltd.	411,400	1,003,634
Kingboard Laminates Holdings Ltd.	702,000	679,393
Kingdee International Software Group Co. Ltd.	1,559,000	2,229,642
Kingsoft Corp. Ltd. (a)	567,000	1,947,196
KWG Property Holding Ltd.	908,000	1,343,200
Lee & Man Paper Manufacturing Ltd.	757,000	465,048
Li Ning Co. Ltd.	1,353,500	4,273,641
Lijun International Pharmaceutical Holding Ltd.	1,004,000	706,952
Logan Property Holdings Co. Ltd.	977,000	1,540,129
Longfor Properties Co. Ltd. (b)	1,253,200	6,371,307
Meituan Dianping Class B (a)	698,700	9,354,955
Momo, Inc. ADR	100,588	2,422,159
NetEase, Inc. ADR	49,074	16,928,567
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	98,979	12,635,659
Nexteer Auto Group Ltd.	532,000	273,412
NIO, Inc. sponsored ADR (a)(c)	453,777	1,547,380
Noah Holdings Ltd. sponsored ADR (a)(c)	18,348	509,340
Pinduoduo, Inc. ADR (a)	133,155	6,316,873
Ping An Healthcare and Technology Co. Ltd. (a)(b)	217,600	2,997,656
Semiconductor Manufacturing International Corp. (a)(c)	2,087,100	3,917,366
Shenzhou International Group Holdings Ltd.	513,800	5,930,093
Shimao Property Holdings Ltd.	818,700	3,327,914
Shui On Land Ltd.	2,304,000	408,186
SINA Corp. (a)	40,508	1,367,955
Sino Biopharmaceutical Ltd.	4,792,500	6,985,544
SOHO China Ltd.	1,466,500	702,711
Sunac China Holdings Ltd.	1,701,000	7,609,007
Sunny Optical Technology Group Co. Ltd.	485,300	6,758,059
TAL Education Group ADR (a)	267,419	14,491,436
Tencent Holdings Ltd.	3,971,700	208,790,036
Tencent Music Entertainment Group ADR (a)	57,893	660,559
Tingyi (Cayman Islands) Holding Corp.	1,367,000	2,426,563
Topsports International Holdings Ltd. (b)	619,000	782,517
Towngas China Co. Ltd.	495,414	249,034
Uni-President China Holdings Ltd.	873,000	876,438
Vipshop Holdings Ltd. ADR (a)	302,586	4,820,195
Want Want China Holdings Ltd.	3,357,418	2,392,972
Weibo Corp. sponsored ADR (a)(c)	36,559	1,372,059
Wuxi Biologics (Cayman), Inc. (a)(b)	534,000	8,312,469
Xiaomi Corp. Class B (a)(b)	7,174,400	9,409,906
Xinyi Solar Holdings Ltd.	2,604,751	1,653,108
Yihai International Holding Ltd.	326,000	2,597,858
Yuzhou Properties Co.	1,181,075	503,179
YY, Inc. ADR (a)	38,513	2,347,752
Zai Lab Ltd. ADR (a)	23,271	1,459,557
Zhen Ding Technology Holding Ltd.	372,000	1,332,457
Zhenro Properties Group Ltd. (c)	934,000	599,097
Zhongsheng Group Holdings Ltd. Class H	335,100	1,344,995
ZTO Express (Cayman), Inc. sponsored ADR	214,856	6,394,115

TOTAL CAYMAN ISLANDS		782,577,754

Chile - 0.6%
Aguas Andinas SA	1,895,332	635,637
Banco de Chile (a)	31,631,469	2,788,449
Banco de Credito e Inversiones	33,761	1,253,472
Banco Santander Chile	46,085,607	1,978,883
Cencosud SA	860,943	1,041,505
Colbun SA	5,752,063	843,967
Compania Cervecerias Unidas SA	98,113	705,088
Compania de Petroleos de Chile SA (COPEC)	267,813	1,673,791
CorpBanca SA	106,281,330	300,806
Empresa Nacional de Telecomunicaciones SA (ENTEL)	86,570	523,630
Empresas CMPC SA	620,706	1,338,135
Enel Chile SA	19,026,440	1,549,416
Enersis SA	26,550,237	4,356,668
LATAM Airlines Group SA	183,291	692,638
S.A.C.I. Falabella	486,880	1,329,604

TOTAL CHILE		21,011,689

China - 13.8%
A-Living Services Co. Ltd. (H Shares) (b)	299,000	1,652,841
Accelink Technologies Co. Ltd. (A Shares)	33,600	139,641
AECC Aero-Engine Control Co. Ltd. (A Shares)	63,900	116,319
Agricultural Bank of China Ltd.:
(A Shares)	1,594,400	778,281
(H Shares)	22,023,297	9,161,296
Aier Eye Hospital Group Co. Ltd. (A Shares)	143,350	887,243
Air China Ltd.:
(A Shares)	117,000	118,558
(H Shares)	1,420,000	1,012,498
Aisino Co. Ltd. (A Shares)	85,200	204,702
Aluminum Corp. of China Ltd.:
(A shares) (a)	859,900	344,940
(H Shares) (a)	445,000	93,658
Angang Steel Co. Ltd.:
(A Shares)	414,300	153,480
(H Shares)	70	19
Angel Yeast Co. Ltd. (A Shares)	38,300	199,695
Anhui Conch Cement Co. Ltd.:
(A Shares)	86,400	723,411
(H Shares)	941,400	7,423,297
Anhui Gujing Distillery Co. Ltd. (A Shares)	17,200	325,016
Anhui Kouzi Distillery Co. Ltd. (A Shares)	25,900	150,038
Anxin Trust Co. Ltd. (A Shares) (a)(d)	181,200	64,144
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	11,000	289,315
Autobio Diagnostics Co. Ltd.	13,500	254,901
AVIC Aircraft Co. Ltd. (A Shares)	121,800	301,066
AVIC Aviation Engine Corp. PLC (A Shares)	114,700	398,397
AVIC Capital Co. Ltd. (A Shares)	689,100	379,079
AVIC Electromechanical Systems Co. Ltd. (A Shares)	221,800	257,554
AVIC Jonhon OptronicTechnology Co. Ltd.	52,200	262,350
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (a)	33,400	157,074
AviChina Industry & Technology Co. Ltd. (H Shares)	1,385,000	546,622
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	182,000	138,941
Baic Motor Corp. Ltd. (H Shares) (b)	962,200	420,953
Bank Communications Co. Ltd.:
(H Shares)	5,658,176	3,585,622
Class A	1,585,300	1,157,625
Bank of Beijing Co. Ltd. (A Shares)	1,141,925	801,000
Bank of Chengdu Co. Ltd. Class A	230,600	251,445
Bank of China Ltd.:
(A Shares)	1,474,000	723,464
(H Shares)	54,836,464	20,876,413
Bank of Guiyang Co. Ltd. (A Shares)	124,880	138,765
Bank of Hangzhou Co. Ltd. (A Shares)	305,500	355,324
Bank of Jiangsu Co. Ltd. (A Shares)	629,503	535,862
Bank of Nanjing Co. Ltd. (A Shares)	398,800	431,319
Bank of Ningbo Co. Ltd. (A Shares)	249,700	910,908
Bank of Shanghai Co. Ltd. (A Shares)	604,580	695,937
Baoshan Iron & Steel Co. Ltd. (A Shares)	777,200	531,994
BBMG Corp.:
(A Shares)	604,800	273,978
(H Shares)	109,000	27,557
Beijing Capital Development Co. Ltd. (A Shares)	128,400	119,740
Beijing Capital International Airport Co. Ltd. (H Shares)	1,057,000	708,211
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	193,100	245,918
Beijing Enlight Media Co. Ltd. (A Shares)	133,500	199,076
Beijing New Building Materials PLC (A Shares)	78,700	281,454
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	71,400	384,829
Beijing Originwater Technology Co. Ltd. (A Shares)	160,600	214,203
Beijing Sanju Environmental Protection and New Material Co. Ltd. (A Shares)	107,000	62,397
Beijing Shiji Information Technology Co. Ltd. (A Shares)	42,200	180,931
Beijing Shunxin Agriculture Co. Ltd.	33,400	254,564
Beijing Sinnet Technology Co. Ltd. (A Shares)	73,600	280,296
Beijing SL Pharmaceutical Co. Ltd. (A Shares)	76,500	119,050
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	58,300	278,462
Beijing Tongrentang Co. Ltd. (A Shares)	87,200	315,437
Beijing Yanjing Brewery Co. Ltd. (A Shares)	170,100	142,673
Betta Pharmaceuticals Co. Ltd. (A Shares)	17,900	235,480
BGI Genomics Co. Ltd.	21,300	312,582
BOE Technology Group Co. Ltd. (A Shares)	1,583,000	829,402
Bohai Leasing Co. Ltd. (A shares) (a)	457,100	175,293
BTG Hotels Group Co. Ltd.	50,200	114,767
By-Health Co. Ltd. (A Shares)	76,700	200,971
BYD Co. Ltd.:
(A Shares)	44,000	367,495
(H Shares) (c)	485,800	3,021,121
Caitong Securities Co. Ltd.	153,500	203,380
Centre Testing International Group Co. Ltd. (A Shares)	73,800	176,226
CGN Power Co. Ltd. (H Shares) (b)	6,835,447	1,719,453
Changchun High & New Technology Industry Group, Inc. (A Shares)	7,700	639,985
Changjiang Securities Co. Ltd. (A Shares)	222,300	197,505
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	13,200	183,508
Chaozhou Three-Circle Group Co. (A Shares)	82,200	238,924
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	32,400	174,106
Chengdu Xingrong Environment Co. Ltd. (A Shares)	338,000	230,251
China Aerospace Times Electronics Co. Ltd. (A Shares) (a)	210,300	192,620
China Avionics Systems Co. Ltd. (A Shares)	42,800	83,680
China Cinda Asset Management Co. Ltd. (H Shares)	5,540,000	1,073,747
China CITIC Bank Corp. Ltd.:
(A Shares)	275,500	201,702
(H Shares)	5,619,051	2,745,100
China Coal Energy Co. Ltd. (H Shares)	704,000	188,346
China Communications Construction Co. Ltd. (H Shares)	3,165,000	2,127,338
China Communications Services Corp. Ltd. (H Shares)	1,550,000	1,104,860
China Construction Bank Corp. (H Shares)	67,263,000	53,989,565
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	143,800	88,208
(H Shares) (a)	1,658,000	673,828
China Enterprise Co. Ltd. (A Shares)	395,100	235,886
China Everbright Bank Co. Ltd.:
(A Shares)	2,320,200	1,219,075
(H Shares)	1,068,000	453,209
China Film Co. Ltd. (A Shares)	66,800	124,388
China Fortune Land Development Co. Ltd. (A Shares)	145,400	487,566
China Galaxy Securities Co. Ltd. (H Shares)	2,065,000	1,048,611
China Gezhouba Group Co. Ltd. (A Shares)	289,100	264,117
China Grand Automotive Services Co. Ltd. (A Shares)	370,600	179,847
China Greatwall Technology Group Co. Ltd. (A Shares)	132,500	219,327
China Huarong Asset Management Co. Ltd. (b)	6,455,000	719,442
China International Capital Corp. Ltd. (H Shares) (b)	815,800	1,252,830
China International Marine Containers Group Co. Ltd.	87,400	91,311
China International Travel Service Corp. Ltd. (A Shares)	90,100	1,153,312
China Jushi Co. Ltd. (A Shares)	179,700	221,152
China Life Insurance Co. Ltd.	133,200	531,898
China Life Insurance Co. Ltd. (H Shares)	5,069,747	10,812,246
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,145,000	1,072,134
China Meheco Co. Ltd. (A Shares)	93,400	188,292
China Merchants Bank Co. Ltd.:
(A Shares)	619,200	3,045,182
(H Shares)	2,939,921	13,912,625
China Merchants Energy Shipping Co. Ltd. (A Shares)	293,400	279,530
China Merchants Securities Co. Ltd. (A Shares)	287,500	741,792
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	376,400	900,999
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,630,400	1,352,716
(H Shares)	4,403,061	3,279,842
China Molybdenum Co. Ltd.:
(H Shares)	2,707,000	816,705
Class A	572,200	278,798
China National Accord Medicines Corp. Ltd. (A Shares)	21,900	126,367
China National Building Materials Co. Ltd. (H Shares)	2,692,000	3,362,701
China National Chemical Engineering Co. Ltd. (A Shares)	335,308	289,702
China National Medicines Corp. Ltd. (A Shares)	43,100	188,894
China National Nuclear Power Co. Ltd. (A Shares)	874,300	533,672
China National Software & Service Co. Ltd. (A Shares)	23,600	271,426
China Northern Rare Earth Group High-Tech Co. Ltd.	138,800	177,094
China Oilfield Services Ltd. (H Shares)	1,138,000	886,405
China Pacific Insurance (Group) Co. Ltd.	123,100	529,211
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,978,428	6,545,496
China Petroleum & Chemical Corp.:
(A Shares)	995,300	625,802
(H Shares)	16,896,704	8,421,532
China Railway Construction Corp. Ltd.:
(A Shares)	488,800	668,644
(H Shares)	1,156,500	1,269,846
China Railway Group Ltd.:
(A Shares)	977,000	803,184
(H Shares)	1,982,000	1,185,093
China Railway Hi tech Industry Co. Ltd. (A Shares)	146,800	200,990
China Railway Signal & Communications Corp. (H Shares) (b)	867,000	428,504
China Reinsurance Group Corp. (H Shares)	2,932,000	343,561
China Resources Double Crane Pharmaceutical Co. Ltd.	73,000	130,739
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	47,200	192,150
China Shenhua Energy Co. Ltd.:
(A Shares)	385,485	864,893
(H Shares)	1,939,202	3,435,467
China Shipbuilding Industry Co. (A Shares)	1,000,800	586,465
China Shipping Development Co. Ltd.:
(A Shares)	135,100	160,896
(H Shares)	540,000	353,514
China South Publishing & Media Group Co. Ltd. (A Shares)	50,800	78,208
China Southern Airlines Ltd.:
(A Shares)	133,400	100,840
(H Shares)	1,560,000	780,048
China Spacesat Co. Ltd. (A Shares)	54,000	248,777
China State Construction Engineering Corp. Ltd. (A Shares)	1,993,040	1,462,829
China Telecom Corp. Ltd. (H Shares)	9,202,689	3,178,613
China Tower Corp. Ltd. (H Shares) (b)	28,683,000	6,383,240
China TransInfo Technology Co. Ltd. (A Shares)	69,800	227,254
China United Network Communications Ltd. (A Shares)	1,366,400	1,000,710
China Vanke Co. Ltd.:
(A Shares)	513,800	1,925,270
(H Shares)	893,300	3,002,140
China Yangtze Power Co. Ltd. (A Shares)	1,027,400	2,527,133
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	55,900	94,563
Chongqing Brewery Co. Ltd. (A Shares)	22,900	175,445
Chongqing Changan Automobile Co. Ltd. (B Shares)	763,300	369,843
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	36,100	168,195
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,484,646	647,683
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	69,400	769,300
CITIC Guoan Information Industry Co. Ltd. (A Shares) (a)	165,500	75,261
CITIC Securities Co. Ltd.:
(A Shares)	190,600	629,653
(H Shares)	1,585,600	3,037,202
Contemporary Amperex Technology Co. Ltd.	103,300	2,047,191
COSCO Shipping Development Co. Ltd. (A Shares)	311,000	84,382
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)	78,300	39,513
(H Shares) (a)	1,808,000	522,364
CRRC Corp. Ltd.:
(A Shares)	1,120,600	973,559
(H Shares)	2,426,000	1,284,225
CSC Financial Co. Ltd. (A Shares)	127,300	619,157
Dalian Port (PDA) Co. Ltd. (A Shares)	759,100	185,072
Daqin Railway Co. Ltd. (A Shares)	665,500	674,239
Datang International Power Generation Co. Ltd. (H Shares)	826,000	119,495
Dawning Information Industry Co. Ltd. (A Shares)	39,900	269,639
DHC Software Co. Ltd. (A Shares)	142,100	269,938
Dong E-E-Jiao Co. Ltd. (A Shares)	23,900	103,545
Dongfang Electric Corp. Ltd. (A Shares)	164,300	198,064
Dongfeng Motor Group Co. Ltd. (H Shares)	1,841,000	1,221,065
Dongxing Securities Co. Ltd. (A Shares)	101,600	152,167
East Money Information Co. Ltd. (A Shares)	315,600	802,053
Eve Energy Co. Ltd. (A shares) (a)	44,700	418,374
Everbright Securities Co. Ltd. (A Shares)	156,858	244,910
Fangda Carbon New Material Co. Ltd. (A Shares)	96,749	113,379
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	62,400	278,334
Financial Street Holdings Co. Ltd. (A Shares)	149,800	146,169
First Capital Securities Co. Ltd. (A Shares)	143,800	139,518
Focus Media Information Technology Co. Ltd. (A Shares)	641,640	434,472
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	104,700	1,804,973
Founder Securities Co. Ltd. (A Shares)	469,200	466,548
Foxconn Industrial Internet Co. Ltd. (A Shares)	182,400	375,158
Fujian Sunner Development Co. Ltd. A Shares	41,200	125,561
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	176,600	491,568
(H Shares) (b)	87,100	190,027
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	3,500	186,320
GCL System Integration Technology Co. Ltd. (a)	235,500	83,586
GD Power Development Co. Ltd. (A Shares)	1,459,600	409,769
GEM Co. Ltd. (A Shares)	233,300	151,248
Gemdale Corp. (A Shares)	206,400	387,505
GF Securities Co. Ltd.:
(A Shares)	178,900	342,443
(H Shares)	527,428	572,323
Giant Network Group Co. Ltd. (A Shares)	71,300	170,764
Gigadevice Semiconductor Beijing, Inc. (A Shares)	15,000	582,032
Glodon Co. Ltd. (A Shares)	55,200	404,870
GoerTek, Inc. (A Shares)	150,800	405,933
Grandjoy Holdings Group Co. Ltd.	161,700	122,636
Great Wall Motor Co. Ltd. (H Shares)	2,012,500	1,345,471
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	136,400	1,042,048
Greenland Holdings Corp. Ltd. (A Shares)	469,500	372,365
GRG Banking Equipment Co. Ltd. Class A	105,300	191,537
Guangdong Haid Group Co. Ltd. (A Shares)	69,700	424,404
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	153,700	145,409
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)	262,800	339,408
Guanghui Energy Co. Ltd. (A Shares)	403,100	143,101
Guangshen Railway Co. Ltd. (A Shares)	227,624	76,010
Guangzhou Automobile Group Co. Ltd.	70,700	97,357
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,986,200	1,782,232
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	87,200	193,735
Guangzhou Baiyunshan Pharma Health (A Shares)	68,300	295,805
Guangzhou Haige Communications Group (A Shares)	121,600	206,090
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	20,600	200,169
Guangzhou R&F Properties Co. Ltd. (H Shares)	930,800	1,182,011
Guizhou Bailing Group Pharmaceutical Co. Ltd. (A Shares)	70,900	81,867
Guosen Securities Co. Ltd. (A Shares)	211,100	315,024
Guotai Junan Securities Co. Ltd.:
(A Shares)	489,000	1,155,865
(H Shares) (b)	136,900	194,856
Guoxuan High Tech Co. Ltd. (A Shares)	49,700	157,229
Guoyuan Securities Co. Ltd. (A Shares)	142,800	162,790
Hafei Aviation Industry Co. Ltd. (A Shares)	34,200	213,168
Haier Smart Home Co. Ltd. (A Shares)	271,300	584,740
Haitong Securities Co. Ltd.:
(A Shares)	171,900	308,803
(H Shares)	2,012,000	1,821,505
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	436,800	1,958,279
Hangzhou Robam Appliances Co. Ltd. (A Shares)	35,000	155,935
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	58,100	115,385
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	35,400	378,924
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	29,900	176,439
Heilan Home Co. Ltd. (A Shares)	114,000	102,581
Heilongjiang Agriculture Co. Ltd. (A Shares)	105,100	252,109
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	129,100	733,008
Hengli Petrochemical Co. Ltd. (A Shares)	264,820	523,040
Hengtong Optic-electric Co. Ltd. (A Shares)	96,008	224,892
Hengyi Petrochemical Co. Ltd. (A Shares)	126,600	218,475
Hesteel Co. Ltd. (A Shares)	833,600	240,815
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	25,200	417,106
Holitech Technology Co. Ltd. (A Shares)	143,500	108,726
Hongfa Technology Co. Ltd. (A Shares)	34,200	156,206
Huaan Securities Co. Ltd. (A Shares)	159,193	160,615
Huadian Power International Corp. Ltd.:
(A Shares)	311,800	161,415
(H Shares)	8,000	2,783
Huadong Medicine Co. Ltd. (A Shares)	77,600	216,734
Hualan Biological Engineer, Inc. (A Shares)	96,070	525,241
Huaneng Power International, Inc.:
(A Shares)	152,200	90,519
(H Shares)	2,366,186	889,553
Huatai Securities Co. Ltd.:
(A Shares)	209,400	529,514
(H Shares) (b)	1,078,000	1,787,735
HUAXI Securities Co. Ltd.	216,300	307,055
Huaxia Bank Co. Ltd. (A Shares)	785,858	726,156
Huaxin Cement Co. Ltd. (A Shares)	67,500	250,278
Huayu Automotive Systems Co. Ltd. (A Shares)	141,800	403,180
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	262,700	203,571
Hubei Energy Group Co. Ltd. (A Shares)	219,700	115,099
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	37,300	108,656
Hubei Kaile Technology Co. Ltd. (A Shares)	52,800	111,445
Hunan Valin Steel Co. Ltd. (A Shares) (a)	281,800	157,775
Hundsun Technologies, Inc. (A Shares)	38,260	548,585
Hytera Communications Corp. Ltd. (A Shares)	95,100	87,665
iFlytek Co. Ltd. (A Shares)	105,000	486,643
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,233,100	898,707
(H Shares)	46,189,000	30,970,155
Industrial Bank Co. Ltd. (A Shares)	924,700	2,156,970
Industrial Securities Co. Ltd. (A Shares)	276,100	232,789
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	278,300	1,139,465
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	2,249,700	342,523
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)	102,500	137,991
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (a)	301,100	121,524
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)	312,800	111,239
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,709,136	1,049,145
Inspur Electronic Information Industry Co. Ltd. (A Shares)	67,872	396,145
Jafron Biomedical Co. Ltd. (A Shares)	19,600	305,722
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	128,400	128,785
Jiangsu Expressway Co. Ltd. (H Shares)	664,000	792,594
Jiangsu Hengli Hydraulic Co. Ltd.	40,200	391,489
Jiangsu Hengrui Medicine Co. Ltd. (A Shares) (a)	206,860	2,686,472
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	55,900	255,653
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	68,700	950,669
Jiangsu Yangnong Chemical Co. Ltd. Class A	16,800	177,608
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	52,500	257,099
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	169,400	191,809
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	160,600	252,265
Jiangxi Copper Co. Ltd.:
(A Shares)	158,600	283,927
(H Shares)	323,000	314,235
Jiangxi Ganfeng Lithium Co. Ltd.	50,800	325,453
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	109,400	284,909
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	105,800	227,392
Jinduicheng Molybdenum Co. Ltd. (A Shares)	120,800	100,289
Jinke Properties Group Co. Ltd. (A Shares)	230,200	256,328
Jinyu Bio-Technology Co. Ltd. (A Shares)	70,900	236,217
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	90,100	157,583
Jointown Pharmaceutical Group (A Shares)	85,500	215,277
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	37,000	244,811
Juewei Food Co. Ltd.	25,500	189,636
Juneyao Airlines Co. Ltd. (A shares) (a)	84,600	117,087
Kweichow Moutai Co. Ltd. (A Shares)	58,900	10,477,671
Laobaixing Pharmacy Chain JSC (A Shares)	13,400	142,931
Legend Holdings Corp.:
(H Shares) (b)	161,300	188,759
rights (a)(d)	16,330	2,738
Lens Technology Co. Ltd. (A Shares)	135,100	339,705
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	82,200	438,561
Leyard Optoelectronic Co. Ltd. (A Shares)	137,000	106,676
Liaoning Chengda Co. Ltd. (A Shares) (a)	66,400	163,860
Livzon Pharmaceutical Group, Inc. (A Shares)	27,300	152,085
Lomon Billions Group Co. Ltd. (A Shares)	96,100	223,897
LONGi Green Energy Technology Co. Ltd.	176,820	763,918
Luxi Chemical Group Co. Ltd.	78,100	85,903
Luxshare Precision Industry Co. Ltd. (A Shares)	249,424	1,642,342
Luzhou Laojiao Co. Ltd. (A Shares)	66,700	738,573
Maanshan Iron & Steel Co. Ltd. (A Shares)	252,800	93,308
Mango Excellent Media Co. Ltd. (A Shares)	82,170	532,993
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)	178,888	287,422
Metallurgical Corp. China Ltd.:
(A Shares)	771,100	278,106
(H Shares)	1,376,000	238,814
Muyuan Foodstuff Co. Ltd. (A Shares)	101,260	1,810,016
Nanji E-Commerce Co. Ltd. (A Shares) (a)	105,500	202,423
Nanjing Iron & Steel Co. Ltd.	315,500	141,581
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	26,500	214,145
Nanjing Securities Co. Ltd. (A Shares)	158,500	302,061
NARI Technology Co. Ltd. (A Shares)	204,400	576,090
NAURA Technology Group Co. Ltd.	23,000	483,969
NavInfo Co. Ltd. Class A	90,600	185,284
New China Life Insurance Co. Ltd.	42,300	265,948
New China Life Insurance Co. Ltd. (H Shares)	542,000	1,877,873
Newland Digital Technology Co. Ltd. (A Shares)	52,400	120,733
Ningbo Joyson Electronic Corp. (A shares)	61,200	172,090
Ningbo Zhoushan Port Co. Ltd. Class A	305,200	142,853
Northeast Securities Co. Ltd. (A Shares)	196,200	223,289
O-film Tech Co. Ltd. (A Shares) (a)	126,100	266,704
Oceanwide Holdings Co., Ltd. (A Shares)	147,400	72,087
Offshore Oil Enginering Co. Ltd. (A Shares)	164,400	114,453
Oppein Home Group, Inc. (A Shares)	10,800	160,649
Orient Securities Co. Ltd. (A Shares)	366,118	481,404
Ovctek China, Inc. (A Shares)	17,900	164,807
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	481,300	135,353
People's Insurance Co. of China Group Ltd.:
(A Shares)	167,800	148,842
(H Shares)	5,650,552	1,849,317
Perfect World Co. Ltd. (A Shares)	61,400	406,865
PetroChina Co. Ltd.:
(A Shares)	354,100	221,694
(H Shares)	14,203,790	5,101,883
PICC Property & Casualty Co. Ltd. (H Shares)	4,625,568	4,426,420
Ping An Bank Co. Ltd. (A Shares)	862,500	1,680,426
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	353,500	3,677,943
(H Shares)	3,946,141	40,156,963
Poly Developments & Holdings (A Shares)	546,000	1,237,655
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	5,321,000	3,179,578
Power Construction Corp. of China Ltd. (A Shares)	909,700	456,526
Qihoo 360 Technology Co. Ltd. (A Shares)	65,200	169,585
Risesun Real Estate Development Co. Ltd. (A Shares)	241,300	273,480
Rongsheng Petrochemical Co. Ltd. (A Shares)	215,800	362,132
SAIC Motor Corp. Ltd. (A Shares)	348,900	922,401
Sanan Optoelectronics Co. Ltd. (A Shares)	190,600	580,970
Sangfor Technologies, Inc.	16,500	444,297
Sansteel Minguang Co. Ltd. (A Shares)	138,300	141,160
Sany Heavy Industry Co. Ltd. (A Shares)	370,300	1,015,161
SDIC Capital Co. Ltd.	154,400	257,501
SDIC Power Holdings Co. Ltd. (A Shares)	321,000	347,745
Sealand Securities Co. Ltd. (A Shares)	376,350	227,992
Seazen Holdings Co. Ltd. (A Shares)	101,000	447,505
SF Holding Co. Ltd. (A Shares)	77,900	508,719
Shaanxi Coal Industry Co. Ltd. (A Shares)	458,100	485,993
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	48,688	149,977
Shandong Gold Mining Co. Ltd. (A Shares)	121,360	616,751
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	76,900	179,398
Shandong Linglong Tyre Co. Ltd. (A Shares)	43,300	131,745
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	906,100	266,770
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	41,000	132,158
Shandong Sun Paper Industry JSC Ltd. (A Shares)	120,500	141,038
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,378,000	2,093,381
Shandong Xinchao Energy Corp. Ltd. (A Shares) (a)	530,200	134,264
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)	279,499	116,056
Shanghai AJ Group Co. Ltd. (A Shares)	152,800	169,289
Shanghai Baosight Software Co. Ltd. (A Shares)	40,900	290,194
Shanghai Construction Group Co. Ltd. (A Shares)	266,500	123,247
Shanghai Electric Group Co. Ltd.:
(A Shares)	312,000	212,976
(H Shares)	1,012,000	311,036
Shanghai Electric Power Co. Ltd. (A Shares)	176,000	182,888
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	59,900	280,970
(H Shares)	375,000	1,416,746
Shanghai International Airport Co. Ltd. (A Shares)	45,000	445,668
Shanghai International Port Group Co. Ltd. (A Shares)	389,843	228,560
Shanghai Jahwa United Co. Ltd. (A Shares)	31,700	144,269
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	48,400	198,820
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	2,666,940	2,201,045
Shanghai M&G Stationery, Inc. (A Shares)	43,300	312,609
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	94,200	245,592
(H Shares)	549,509	967,249
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,291,209	1,930,378
Shanghai RAAS Blood Products Co. Ltd. (A Shares) (a)	256,800	303,675
Shanghai Shangling Electric Appliances Co. Ltd. (A Shares)	38,100	79,509
Shanghai Tunnel Engineering Co. Ltd.	417,396	335,348
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (A Shares)	57,100	115,343
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	177,000	190,059
Shanghai Zhangjiang High Ltd. Class A	63,400	118,175
Shanghaioriental Pearl Media Co. Ltd.	141,170	178,676
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	111,200	88,836
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	183,400	170,841
Shanxi Securities Co. Ltd. (A Shares)	125,200	123,880
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	390,200	179,872
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	40,000	601,018
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	111,300	74,070
Shanying International Holdings Co. Ltd. Class A (a)	377,600	160,082
Shenergy Co. Ltd. (A Shares)	157,200	117,433
Shenghe Resources Holding Co. Ltd. (A Shares)	96,100	92,795
Shengyi Technology Co. Ltd.	107,400	485,527
Shennan Circuits Co. Ltd. (A Shares)	16,100	517,668
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,381,300	846,501
Shenzhen Airport Co. Ltd. (A Shares)	98,400	113,838
Shenzhen Energy Group Co. Ltd. (A Shares)	126,800	97,995
Shenzhen Expressway Co. Ltd. (H Shares)	326,000	373,776
Shenzhen Goodix Technology Co. Ltd. (A Shares)	17,800	587,469
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	49,000	151,575
Shenzhen Inovance Technology Co. Ltd. (A Shares)	73,400	336,584
Shenzhen Kangtai Biological Products Co. Ltd.	32,400	605,539
Shenzhen Kingdom Sci-Tech Co. Ltd. (A Shares) (a)	38,400	90,753
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	48,000	1,717,283
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	326,300	298,914
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	37,800	99,197
Shenzhen Sunway Communication Co. Ltd. (A Shares) (a)	47,100	269,575
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)	100,700	49,372
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)	252,800	98,670
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	66,900	274,997
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	91,000	167,915
Sichuan Chuantou Energy Co. Ltd. (A Shares)	176,900	224,081
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)	603,800	115,542
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	60,200	163,743
Sichuan Languang Development Co. Ltd. (A Shares)	151,100	122,964
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	194,600	897,725
Sichuan Swellfun Co. Ltd. (A Shares)	21,500	139,066
Sinochem International Corp. (A Shares)	211,400	146,520
Sinolink Securities Co. Ltd. (A Shares)	141,400	191,523
Sinopec Engineering Group Co. Ltd. (H Shares)	710,500	340,649
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	952,200	536,230
(H Shares)	17,000	4,616
Sinopharm Group Co. Ltd. (H Shares)	927,000	2,499,527
Sinotrans Ltd.	257,700	117,940
Songcheng Performance Development Co. Ltd. (A Shares)	64,700	271,109
Soochow Securities Co. Ltd. (A Shares)	154,700	166,891
Southwest Securities Co. Ltd. (A Shares)	219,900	138,866
Spring Airlines Co. Ltd. (A Shares)	44,900	235,181
Suning.com Co. Ltd. (A Shares)	462,300	546,988
Sunwoda Electronic Co. Ltd. (A Shares)	67,300	134,762
Suofeiya Home Collection Co. Ltd. (A Shares)	43,600	114,690
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	75,000	274,419
Suzhou Gold Mantis Consolidated Co. Ltd.	88,100	99,470
Tahoe Group Co. Ltd. (A Shares) (d)	196,000	122,115
Tangshan Jidong Cement Co. Ltd. A Shares	59,700	168,421
TangShan Port Group Co. Ltd. (A Shares)	626,700	201,193
Tasly Pharmaceutical Group Co. Ltd. (A Shares)	64,060	125,706
TBEA Co. Ltd. (A Shares)	328,300	347,789
TCL Corp. (A Shares)	629,900	407,284
Tech-Bank Food Co. Ltd. (A Shares) (a)	43,900	77,210
The Pacific Securities Co. Ltd. (A Shares) (a)	409,500	186,010
Tian Di Science & Technology Co. Ltd. (A Shares)	309,500	132,094
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	128,800	310,191
Tianma Microelectronics Co. Ltd. (A Shares)	93,200	184,734
Tianqi Lithium Corp. (A Shares)	68,130	156,534
Toly Bread Co. Ltd.	27,300	187,888
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	88,800	157,616
Tongkun Group Co. Ltd. (A Shares)	85,300	140,284
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	297,400	81,221
Tongwei Co. Ltd. (A Shares)	182,500	383,934
Topchoice Medical Corp. (a)	14,100	242,197
Transfar Zhilian Co. Ltd.	114,400	98,530
TravelSky Technology Ltd. (H Shares)	639,000	1,128,429
Tsingtao Brewery Co. Ltd.:
(A Shares)	49,500	366,945
(H Shares)	213,000	1,293,959
Tus-Sound Environmental Resources Co. Ltd. (A Shares)	48,100	54,193
Unigroup Guoxin Microelectronics Co. Ltd.	28,000	240,147
Unisplendour Corp. Ltd. (A Shares)	81,036	473,815
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	66,300	164,847
Venustech Group, Inc. Class A	42,400	243,262
Visionox Technology, Inc. (A Shares) (a)	60,400	103,084
Visual China Group Co. Ltd. (A Shares)	36,700	90,041
Walvax Biotechnology Co. Ltd. (A Shares)	83,100	470,930
Wanda Film Holding Co. Ltd. (A Shares) (a)	104,800	244,224
Wangsu Science & Technology Co. Ltd. (A Shares)	111,100	126,647
Wanhua Chemical Group Co. Ltd. (A Shares)	140,400	883,035
Wanxiang Qianchao Co. Ltd. (A Shares)	78,300	54,502
Weichai Power Co. Ltd.:
(A Shares)	97,400	182,398
(H Shares)	1,474,000	2,589,831
Weifu High-Technology Group Co. Ltd. (A Shares)	30,500	86,711
Weihai Guangwei Composites Co. Ltd. (A Shares)	22,700	173,653
Wens Foodstuffs Group Co. Ltd. (A Shares)	243,800	1,035,068
Western Securities Co. Ltd. (A Shares)	133,600	148,576
Westone Information Industry, Inc. Class A	35,700	112,802
Will Semiconductor Ltd.	26,700	723,675
Wingtech Technology Co. Ltd. (A Shares) (a)	43,900	651,863
Winning Health Technology Group Co. Ltd. (A Shares)	82,600	294,546
Wuchan Zhongda Group Co. Ltd.	308,900	203,232
Wuhan Guide Infrared Co. Ltd. (A Shares)	44,600	256,969
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	99,800	505,792
Wuliangye Yibin Co. Ltd. (A Shares)	180,400	3,427,223
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	81,400	303,798
WuXi AppTec Co. Ltd.	53,300	752,444
WuXi AppTec Co. Ltd. (H Shares) (b)	112,660	1,588,358
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	42,000	222,063
XCMG Construction Machinery Co. Ltd. (A Shares)	283,500	220,167
Xiamen C&D, Inc. (A Shares)	82,225	96,661
Xiamen Tungsten Co. Ltd. (A Shares)	85,400	135,870
Xinhu Zhongbao Co. Ltd. (A Shares)	377,000	165,358
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	49,600	69,595
(H Shares)	405,564	397,655
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	158,200	104,501
Xinxing Ductile Iron Pipe Co. Ltd. Class A	395,400	192,473
Xinyu Iron & Steel Co. Ltd.	271,300	153,894
Yango Group Co. Ltd. (A Shares)	191,300	186,851
Yantai Jereh Oilfield Services (A Shares)	41,000	143,228
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	105,000	122,422
(H Shares)	848,000	644,277
Yealink Network Technology Corp. Ltd.	25,700	325,920
Yifan Pharmaceutical Co. Ltd. (A Shares)	53,900	140,721
Yifeng Pharmacy Chain Co. Ltd.	18,000	240,141
Yintai Gold Co. Ltd. (A Shares)	94,300	216,152
Yonghui Superstores Co. Ltd. (A Shares)	453,200	646,800
Yonyou Network Technology Co. Ltd. (A Shares)	119,400	773,454
Youzu Interactive Co. Ltd. (A shares) (a)	41,400	107,092
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)	76,700	175,582
Yunda Holding Co. Ltd. (A Shares)	69,600	289,414
Yunnan Baiyao Group Co. Ltd. (A Shares)	58,000	737,952
Yunnan Energy New Material Co. Ltd.	31,200	236,218
Yunnan Tin Co. Ltd. (A Shares) (a)	122,000	144,446
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	27,800	545,906
Zhaojin Mining Industry Co. Ltd. (H Shares)	636,500	715,122
Zhejiang Chint Electric Co. Ltd. (A Shares)	99,500	347,750
Zhejiang Conba Pharmaceutical Co. Ltd. (A Shares)	102,400	73,904
Zhejiang Dahua Technology Co. Ltd. (A Shares)	135,300	318,525
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	14,600	161,421
Zhejiang Expressway Co. Ltd. (H Shares)	814,000	615,626
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (a)	61,500	223,995
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	49,050	234,355
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. (A Shares)	63,700	77,853
Zhejiang Juhua Co. Ltd. (A Shares)	143,500	128,934
Zhejiang Longsheng Group Co. Ltd. (A Shares)	121,800	206,127
Zhejiang NHU Co. Ltd. (A Shares)	96,700	370,234
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	125,600	384,422
Zhejiang Semir Garment Co. Ltd. (A Shares)	81,900	82,354
Zhejiang Supor Cookware Co. Ltd.	27,600	255,715
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	165,200	147,894
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	65,300	111,867
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	22,000	159,538
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	94,000	172,698
Zheshang Securities Co. Ltd.	189,100	257,710
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)	206,100	714,837
Zhongji Innolight Co. Ltd. (A Shares)	27,300	246,854
Zhongjin Gold Co. Ltd. (A Shares)	150,500	177,821
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	49,100	205,517
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	371,427	1,136,246
Zijin Mining Group Co. Ltd.:
(A Shares)	400,700	218,862
(H Shares)	4,190,000	1,710,647
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	251,800	226,495
(H Shares)	741,200	600,065
ZTE Corp.:
(A Shares) (a)	55,400	316,611
(H Shares) (a)	663,800	1,871,027

TOTAL CHINA		497,606,651

Colombia - 0.2%
Bancolombia SA	198,256	1,267,957
Ecopetrol SA	3,363,606	1,775,685
Grupo de Inversiones Suramerica SA	163,674	889,685
Interconexion Electrica SA ESP	314,616	1,446,328
Inversiones Argos SA	204,934	477,265

TOTAL COLOMBIA		5,856,920

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	96,323	1,796,409
Komercni Banka A/S	48,011	1,017,762
MONETA Money Bank A/S (b)	312,930	654,504

TOTAL CZECH REPUBLIC		3,468,675

Egypt - 0.1%
Commercial International Bank SAE	981,961	3,993,308
Eastern Tobacco Co.	605,577	461,392
Elsewedy Electric Co.	479,700	271,373

TOTAL EGYPT		4,726,073

Greece - 0.2%
Alpha Bank AE (a)	979,109	715,662
EFG Eurobank Ergasias SA (a)	1,824,496	736,169
Ff Group (a)(d)	1,944	2,556
Greek Organization of Football Prognostics SA	137,548	1,236,002
Hellenic Telecommunications Organization SA	155,520	2,062,162
Jumbo SA	65,431	1,024,630
Motor Oil (HELLAS) Corinth Refineries SA	35,844	526,740
National Bank of Greece SA (a)	387,699	526,401

TOTAL GREECE		6,830,322

Hong Kong - 3.0%
Beijing Enterprises Holdings Ltd.	297,927	1,055,432
BYD Electronic International Co. Ltd.	389,500	896,912
China Everbright International Ltd.	2,229,814	1,289,490
China Everbright Ltd.	581,000	888,218
China Jinmao Holdings Group Ltd.	3,692,000	2,599,395
China Merchants Holdings International Co. Ltd.	828,880	1,066,822
China Mobile Ltd.	4,241,071	34,094,225
China Overseas Land and Investment Ltd.	2,672,202	9,870,970
China Power International Development Ltd.	2,302,000	468,838
China Resources Beer Holdings Co. Ltd.	1,008,144	4,748,167
China Resources Pharmaceutical Group Ltd. (b)	1,119,200	702,890
China Resources Power Holdings Co. Ltd.	1,348,940	1,597,746
China Taiping Insurance Group Ltd.	1,053,655	1,776,460
China Unicom Ltd.	4,141,814	2,678,647
CITIC Pacific Ltd.	3,803,941	3,950,787
CNOOC Ltd.	12,357,584	13,662,820
CSPC Pharmaceutical Group Ltd.	3,232,963	6,400,354
Far East Horizon Ltd.	1,416,000	1,146,301
Fosun International Ltd.	1,478,454	1,856,150
Guangdong Investment Ltd.	2,063,126	4,288,139
Hua Hong Semiconductor Ltd. (b)	304,000	587,516
Lenovo Group Ltd.	4,783,000	2,583,764
Shanghai Industrial Holdings Ltd.	330,241	561,832
Shenzhen Investment Ltd.	1,919,619	630,188
Sino-Ocean Group Holding Ltd.	2,095,000	545,632
Sinotruk Hong Kong Ltd.	478,500	970,179
Sun Art Retail Group Ltd.	1,619,571	2,696,392
Wharf Holdings Ltd.	732,000	1,386,617
Winteam Pharmaceutical Group Ltd.	1,538,000	675,049
Yuexiu Property Co. Ltd.	4,517,000	858,815

TOTAL HONG KONG		106,534,747

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	256,882	1,630,750
OTP Bank PLC	157,147	4,660,715
Richter Gedeon PLC	97,636	2,091,353

TOTAL HUNGARY		8,382,818

India - 8.3%
Adani Ports & Special Economic Zone Ltd.	420,614	1,615,288
Ambuja Cements Ltd.	412,610	934,594
Ashok Leyland Ltd.	822,124	565,159
Asian Paints Ltd.	198,365	4,629,398
Aurobindo Pharma Ltd.	184,531	1,509,586
Avenue Supermarts Ltd. (a)(b)	86,913	2,724,632
Axis Bank Ltd.	1,449,491	8,470,277
Bajaj Auto Ltd.	57,584	2,002,890
Bajaj Finance Ltd.	119,069	3,641,347
Bajaj Finserv Ltd.	26,882	1,810,057
Bandhan Bank Ltd. (b)	281,349	965,690
Berger Paints India Ltd.	163,760	1,101,436
Bharat Forge Ltd.	133,429	544,017
Bharat Petroleum Corp. Ltd.	453,119	2,217,246
Bharti Airtel Ltd. (a)	1,704,472	11,609,989
Bharti Infratel Ltd.	235,798	545,656
Bosch Ltd.	4,840	676,148
Britannia Industries Ltd.	41,149	1,722,330
Cipla Ltd.	244,590	1,903,931
Coal India Ltd.	859,297	1,680,628
Colgate-Palmolive Ltd.	37,979	733,224
Container Corp. of India Ltd.	127,256	629,702
Dabur India Ltd.	355,340	2,299,258
Divi's Laboratories Ltd.	55,227	1,703,271
DLF Ltd.	447,042	857,111
Dr. Reddy's Laboratories Ltd.	80,021	4,145,707
Eicher Motors Ltd.	9,177	1,782,399
GAIL India Ltd. (a)	1,128,141	1,427,761
Godrej Consumer Products Ltd.	246,278	1,767,722
Grasim Industries Ltd.	211,861	1,406,495
Havells India Ltd.	160,531	1,196,688
HCL Technologies Ltd.	756,084	5,423,641
HDFC Asset Management Co. Ltd. (a)(b)	28,269	946,489
HDFC Standard Life Insurance Co. Ltd. (a)(b)	355,446	2,354,368
Hero Motocorp Ltd.	65,358	1,864,606
Hindalco Industries Ltd.	798,894	1,355,314
Hindustan Petroleum Corp. Ltd. (a)	420,260	1,226,768
Hindustan Unilever Ltd.	565,486	16,377,220
Housing Development Finance Corp. Ltd.	1,133,881	28,687,026
ICICI Bank Ltd.	3,333,014	16,724,527
ICICI Lombard General Insurance Co. Ltd. (b)	126,419	2,161,473
ICICI Prudential Life Insurance Co. Ltd. (b)	245,144	1,337,027
Indian Oil Corp. Ltd.	1,298,603	1,447,998
Info Edge India Ltd.	41,743	1,402,189
Infosys Ltd.	2,362,756	22,089,405
InterGlobe Aviation Ltd. (a)(b)	69,976	917,994
ITC Ltd.	2,334,779	5,626,053
JSW Steel Ltd.	570,124	1,346,809
Larsen & Toubro Ltd.	323,570	3,837,708
LIC Housing Finance Ltd.	193,584	724,285
Lupin Ltd.	153,983	1,698,421
Mahindra & Mahindra Financial Services Ltd.	158,071	344,259
Mahindra & Mahindra Ltd.	516,483	2,492,288
Marico Ltd.	288,920	1,097,691
Maruti Suzuki India Ltd.	72,766	5,166,810
Motherson Sumi Systems Ltd. (a)	657,739	758,059
Nestle India Ltd.	16,553	3,927,176
NTPC Ltd.	1,750,673	2,193,702
Oil & Natural Gas Corp. Ltd.	1,779,791	1,883,770
Page Industries Ltd.	3,802	916,256
Petronet LNG Ltd.	379,747	1,223,648
Pidilite Industries Ltd.	83,788	1,689,495
Piramal Enterprises Ltd.	72,010	925,675
Power Grid Corp. of India Ltd.	1,289,144	2,763,620
Rec Ltd.	496,043	626,028
Reliance Industries Ltd.	1,981,714	38,538,194
SBI Life Insurance Co. Ltd. (b)	245,913	2,364,273
Shree Cement Ltd.	6,061	1,582,801
Shriram Transport Finance Co. Ltd.	52,874	542,472
Siemens India Ltd.	42,065	634,710
State Bank of India (a)	1,258,494	3,150,080
Sun Pharmaceutical Industries Ltd.	589,695	3,597,233
Tata Consultancy Services Ltd.	625,907	16,572,535
Tata Motors Ltd. (a)	1,186,308	1,436,741
Tata Power Co. Ltd.	792,666	330,906
Tata Steel Ltd.	235,464	914,575
Tech Mahindra Ltd.	320,490	2,305,453
Titan Co. Ltd.	215,984	2,762,638
Ultratech Cemco Ltd.	71,354	3,322,194
United Spirits Ltd. (a)	204,260	1,454,096
UPL Ltd.	371,495	2,056,148
Vedanta Ltd. (a)	1,282,006	1,494,676
Wipro Ltd.	802,899	2,038,846
Zee Entertainment Enterprises Ltd. (a)	604,246	1,266,663

TOTAL INDIA		298,742,669

Indonesia - 1.5%
PT ACE Hardware Indonesia Tbk	4,113,800	418,721
PT Adaro Energy Tbk	9,597,400	588,135
PT Astra International Tbk	14,066,659	3,597,780
PT Bank Central Asia Tbk	6,898,670	11,949,808
PT Bank Mandiri (Persero) Tbk	13,101,598	3,894,599
PT Bank Negara Indonesia (Persero) Tbk	5,150,800	1,405,631
PT Bank Rakyat Indonesia Tbk	38,956,305	7,085,665
PT Bank Tabungan Negara Tbk	2,685,700	158,165
PT Barito Pacific Tbk (a)	18,740,000	1,814,550
PT Bumi Serpong Damai Tbk (a)	5,336,700	251,072
PT Charoen Pokphand Indonesia Tbk	5,240,700	1,611,493
PT Gudang Garam Tbk	298,200	906,469
PT Hanjaya Mandala Sampoerna Tbk	5,392,400	574,268
PT Indah Kiat Pulp & Paper Tbk	1,783,400	658,311
PT Indocement Tunggal Prakarsa Tbk	1,288,800	1,000,306
PT Indofood CBP Sukses Makmur Tbk	1,582,000	1,046,734
PT Indofood Sukses Makmur Tbk	3,049,100	1,330,364
PT Jasa Marga Tbk	1,394,897	293,693
PT Kalbe Farma Tbk	15,228,200	1,471,105
PT Pabrik Kertas Tjiwi Kimia Tbk	924,500	307,551
PT Pakuwon Jati Tbk	11,749,100	295,047
PT Perusahaan Gas Negara Tbk Series B	7,513,100	426,284
PT Semen Gresik (Persero) Tbk	2,035,748	1,080,604
PT Tambang Batubara Bukit Asam Tbk	1,908,700	238,940
PT Telekomunikasi Indonesia Tbk Series B	34,367,165	7,902,801
PT Unilever Indonesia Tbk	5,390,095	2,988,797
PT United Tractors Tbk	1,112,800	1,213,704
PT XL Axiata Tbk (a)	2,280,200	386,413

TOTAL INDONESIA		54,897,010

Isle of Man - 0.0%
NEPI Rockcastle PLC	269,772	1,154,435
Korea (South) - 11.1%
AMOREPACIFIC Corp.	22,556	3,286,369
AMOREPACIFIC Group, Inc.	20,801	994,813
BGF Retail Co. Ltd.	4,904	637,806
BS Financial Group, Inc.	200,223	832,312
Celltrion Healthcare Co. Ltd.	37,193	2,590,076
Celltrion, Inc. (a)	62,998	10,915,906
Cheil Industries, Inc.	59,238	5,168,770
Cheil Worldwide, Inc.	51,769	754,265
CJ CheilJedang Corp.	6,009	1,347,875
CJ Corp.	9,239	616,014
CJ O Shopping Co. Ltd.	7,110	748,550
Coway Co. Ltd.	35,556	1,797,058
Daelim Industrial Co.	20,007	1,450,904
Daewoo Engineering & Construction Co. Ltd. (a)	132,809	389,187
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	26,949	380,441
Db Insurance Co. Ltd.	36,077	1,311,119
Doosan Bobcat, Inc.	36,775	711,380
E-Mart Co. Ltd.	14,356	1,418,063
Fila Holdings Corp.	34,285	982,119
GS Engineering & Construction Corp.	41,786	870,226
GS Holdings Corp.	34,136	1,083,223
GS Retail Co. Ltd.	13,731	428,938
Hana Financial Group, Inc.	217,765	4,947,412
Hankook Tire Co. Ltd.	52,732	922,389
Hanmi Pharm Co. Ltd.	4,718	1,005,863
Hanon Systems	125,444	942,761
Hanwha Corp.	18,920	322,383
Hanwha Life Insurance Co. Ltd.	216,051	320,118
Hanwha Solutions Corp.	74,003	886,325
HDC Hyundai Development Co.	25,237	391,589
HLB, Inc. (a)	23,495	1,856,640
HLB, Inc. rights 5/29/20 (a)	2,346	33,408
Hotel Shilla Co.	20,332	1,425,938
Hyundai Department Store Co. Ltd.	10,105	604,716
Hyundai Engineering & Construction Co. Ltd.	54,165	1,562,743
Hyundai Fire & Marine Insurance Co. Ltd.	45,717	982,198
Hyundai Glovis Co. Ltd.	13,685	1,143,383
Hyundai Heavy Industries Co. Ltd. (a)	28,147	1,916,102
Hyundai Mobis	47,016	6,656,640
Hyundai Motor Co.	107,346	8,270,707
Hyundai Robotics Co. Ltd.	6,998	1,399,784
Hyundai Steel Co.	54,148	962,758
Industrial Bank of Korea	187,414	1,218,737
Kakao Corp.	35,954	5,445,603
Kangwon Land, Inc.	87,455	1,803,322
KB Financial Group, Inc.	279,397	8,017,673
KCC Corp.	3,819	518,698
Kia Motors Corp.	187,385	4,573,413
KMW Co. Ltd. (a)	16,205	813,692
Korea Aerospace Industries Ltd.	50,653	1,069,482
Korea Electric Power Corp. (a)	185,041	3,632,765
Korea Express Co. Ltd. (a)	6,025	734,006
Korea Gas Corp.	20,813	461,715
Korea Investment Holdings Co. Ltd.	28,625	1,180,495
Korea Zinc Co. Ltd.	5,672	1,802,206
Korean Air Lines Co. Ltd.	33,654	548,508
KT&G Corp.	78,011	5,207,840
Kumho Petro Chemical Co. Ltd.	13,044	820,323
LG Chemical Ltd.	31,015	9,612,087
LG Corp.	66,013	3,369,008
LG Display Co. Ltd. (a)	163,429	1,486,525
LG Electronics, Inc.	72,177	3,261,761
LG Household & Health Care Ltd.	6,330	7,221,840
LG Innotek Co. Ltd.	9,811	1,066,027
LG Telecom Ltd.	88,478	972,294
Lotte Chemical Corp.	12,165	2,157,945
Lotte Confectionery Co. Ltd.	17,306	571,244
Lotte Shopping Co. Ltd.	8,403	690,313
Medy-Tox, Inc.	2,535	241,222
Meritz Securities Co. Ltd.	209,358	563,532
Mirae Asset Daewoo Co. Ltd.	256,971	1,186,664
NAVER Corp.	97,241	15,808,746
NCSOFT Corp.	11,421	6,044,996
Netmarble Corp. (a)(b)	16,971	1,334,110
Oci Co. Ltd.	13,788	453,418
Orion Corp./Republic of Korea	16,986	1,733,779
Ottogi Corp.	883	396,130
Pearl Abyss Corp. (a)	4,172	660,396
POSCO	54,188	8,212,433
POSCO Chemtech Co. Ltd.	17,507	746,487
Posco International Corp.	34,914	408,102
S-Oil Corp.	30,785	1,773,855
S1 Corp.	12,541	892,954
Samsung Biologics Co. Ltd. (a)(b)	11,527	5,512,814
Samsung Card Co. Ltd.	17,361	428,723
Samsung Electro-Mechanics Co. Ltd.	38,102	3,559,791
Samsung Electronics Co. Ltd.	3,327,004	136,931,777
Samsung Engineering Co. Ltd. (a)	106,905	1,011,991
Samsung Fire & Marine Insurance Co. Ltd.	21,860	3,427,884
Samsung Heavy Industries Co. Ltd. (a)	327,924	1,156,658
Samsung Life Insurance Co. Ltd.	52,407	2,118,126
Samsung SDI Co. Ltd.	38,123	8,974,991
Samsung SDS Co. Ltd.	24,639	3,295,774
Samsung Securities Co. Ltd.	34,437	853,243
Shinhan Financial Group Co. Ltd.	329,091	8,368,092
Shinsegae Co. Ltd.	5,318	1,160,046
SK C&C Co. Ltd.	24,707	3,701,454
SK Energy Co. Ltd.	38,723	3,133,310
SK Hynix, Inc.	378,927	26,107,298
SK Telecom Co. Ltd.	13,501	2,353,499
STX Pan Ocean Co. Ltd. (Korea) (a)	189,439	537,204
ViroMed Co. Ltd.	15,400	844,259
Woori Financial Group, Inc.	364,551	2,532,688
Woori Investment & Securities Co. Ltd.	87,675	699,327
Yuhan Corp.	33,695	1,307,760

TOTAL KOREA (SOUTH)		402,000,326

Luxembourg - 0.1%
Globant SA (a)	24,169	2,795,628
Reinet Investments SCA	96,976	1,551,363

TOTAL LUXEMBOURG		4,346,991

Malaysia - 1.8%
AirAsia Group BHD	1,102,900	207,303
AMMB Holdings Bhd	1,129,000	780,184
Axiata Group Bhd	1,935,498	1,765,555
Bumiputra-Commerce Holdings Bhd	3,618,452	2,894,591
Carlsberg Brewery BHD	21,000	134,081
Dialog Group Bhd	2,539,465	1,961,548
DiGi.com Bhd	2,114,000	2,271,786
Fraser & Neave Holdings BHD	109,200	803,479
Gamuda Bhd	1,226,100	914,322
Genting Bhd	1,550,700	1,500,411
Genting Malaysia Bhd	2,129,640	1,171,135
Genting Plantations Bhd	195,800	433,206
Hap Seng Consolidated Bhd	463,700	790,985
Hartalega Holdings Bhd	1,069,600	1,890,384
Hong Leong Bank Bhd	470,100	1,450,878
Hong Leong Credit Bhd	166,200	506,422
IHH Healthcare Bhd	1,587,187	1,932,244
IJM Corp. Bhd	1,894,100	728,647
IOI Corp. Bhd	1,369,200	1,289,841
IOI Properties Group Bhd	25	6
Kuala Lumpur Kepong Bhd	299,228	1,454,832
Malayan Banking Bhd	2,781,774	4,884,447
Malaysia Airports Holdings Bhd	727,800	885,258
Maxis Bhd	1,619,000	2,058,030
MISC Bhd	925,700	1,688,760
Nestle (Malaysia) BHD	48,900	1,592,236
Petronas Chemicals Group Bhd	1,674,300	2,168,288
Petronas Dagangan Bhd	200,326	945,433
Petronas Gas Bhd	557,800	1,993,390
PPB Group Bhd	414,140	1,579,427
Press Metal Bhd	892,000	812,620
Public Bank Bhd	2,190,557	8,329,241
QL Resources Bhd	474,900	898,339
RHB Capital Bhd	1,134,460	1,249,048
RHB Capital Bhd (a)(d)	141,500	0
Sime Darby Bhd	1,779,549	824,683
Sime Darby Plantation Bhd	1,478,249	1,697,321
SP Setia Bhd	26	5
Telekom Malaysia Bhd	759,800	709,489
Tenaga Nasional Bhd	2,208,172	6,255,358
Top Glove Corp. Bhd	1,079,200	1,819,666
Westports Holdings Bhd	625,200	533,857
YTL Corp. Bhd	1,862,896	330,150

TOTAL MALAYSIA		66,136,886

Mexico - 1.8%
Alfa SA de CV Series A	1,980,000	810,041
Alsea S.A.B. de CV (a)	366,900	302,490
America Movil S.A.B. de CV Series L	23,320,047	14,126,911
CEMEX S.A.B. de CV unit	10,561,386	2,221,743
Coca-Cola FEMSA S.A.B. de CV unit	368,569	1,484,920
El Puerto de Liverpool S.A.B. Dcv Class C	118,399	298,245
Embotelladoras Arca S.A.B. de CV	289,500	1,115,069
Fibra Uno Administracion SA de CV	2,089,483	1,713,999
Fomento Economico Mexicano S.A.B. de CV unit	1,347,691	8,710,420
Gruma S.A.B. de CV Series B	143,625	1,363,427
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	246,427	1,539,849
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	141,460	1,416,830
Grupo Bimbo S.A.B. de CV Series A	1,146,870	1,693,585
Grupo Carso SA de CV Series A1	311,200	623,020
Grupo Financiero Banorte S.A.B. de CV Series O	1,805,381	4,937,250
Grupo Financiero Inbursa S.A.B. de CV Series O	1,654,500	995,405
Grupo Mexico SA de CV Series B	2,404,654	5,128,385
Grupo Televisa SA de CV	1,691,193	1,797,081
Industrias Penoles SA de CV	89,590	691,710
Infraestructura Energetica Nova S.A.B. de CV	370,800	1,149,894
Kimberly-Clark de Mexico SA de CV Series A	1,088,427	1,537,283
Megacable Holdings S.A.B. de CV unit	206,600	514,936
Mexichem S.A.B. de CV	720,220	849,884
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	151,595	1,053,133
Wal-Mart de Mexico SA de CV Series V	3,575,556	8,600,265

TOTAL MEXICO		64,675,775

Netherlands - 0.1%
X5 Retail Group NV GDR	82,695	2,450,671
Pakistan - 0.0%
Habib Bank Ltd.	449,900	282,410
MCB Bank Ltd.	322,300	328,922
Oil & Gas Development Co. Ltd.	468,000	307,457

TOTAL PAKISTAN		918,789

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	145,101	1,086,806
Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	1,416,920	1,154,466
Aboitiz Power Corp.	1,036,155	558,518
Altus San Nicolas Corp. (d)	27,638	2,837
Ayala Corp.	194,916	2,214,554
Ayala Land, Inc.	5,238,413	3,266,569
Bank of the Philippine Islands (BPI)	591,428	678,478
BDO Unibank, Inc.	1,432,381	2,815,098
Globe Telecom, Inc.	23,110	1,001,327
GT Capital Holdings, Inc.	65,907	589,370
International Container Terminal Services, Inc.	718,190	1,254,706
JG Summit Holdings, Inc.	2,105,660	2,094,652
Jollibee Food Corp.	312,353	881,402
Manila Electric Co.	156,760	781,774
Megaworld Corp.	7,992,500	402,845
Metro Pacific Investments Corp.	10,020,200	504,588
Metropolitan Bank & Trust Co.	1,222,992	934,264
Philippine Long Distance Telephone Co.	58,880	1,490,544
Robinsons Land Corp.	1,462,197	431,511
Security Bank Corp.	148,990	301,030
SM Investments Corp.	161,865	2,694,695
SM Prime Holdings, Inc.	7,141,600	4,343,796
Universal Robina Corp.	617,888	1,527,563

TOTAL PHILIPPINES		29,924,587

Poland - 0.7%
AmRest Holdings NV (a)	56,102	369,839
Bank Millennium SA (a)	446,772	303,031
Bank Polska Kasa Opieki SA	120,563	1,510,525
Bank Zachodni WBK SA	25,542	1,003,506
BRE Bank SA	10,888	574,738
CD Projekt RED SA	45,979	3,963,095
Cyfrowy Polsat SA	178,356	1,098,819
Dino Polska SA (a)(b)	33,265	1,399,940
Grupa Lotos SA	62,781	943,652
KGHM Polska Miedz SA (Bearer) (a)	90,516	1,679,503
LPP SA	880	1,378,712
NG2 SA	20,123	251,343
Orange Polska SA (a)	436,284	733,485
Polish Oil & Gas Co. SA	1,129,545	1,010,895
Polska Grupa Energetyczna SA (a)	613,284	609,322
Polski Koncern Naftowy Orlen SA	208,349	3,131,663
Powszechna Kasa Oszczednosci Bank SA	616,017	3,268,062
Powszechny Zaklad Ubezpieczen SA	415,898	3,035,430

TOTAL POLAND		26,265,560

Qatar - 0.9%
Barwa Real Estate Co. (a)	1,230,083	966,228
Industries Qatar QSC (a)	1,244,146	2,409,017
Masraf al Rayan (a)	2,541,684	2,665,941
Mesaieed Petrochemical Holding Co. (a)	3,088,413	1,526,818
Ooredoo Qsc (a)	522,113	917,749
Qatar Electricity & Water Co. (a)	387,754	1,608,098
Qatar Fuel Co. (a)	341,630	1,502,196
Qatar Insurance Co. SAQ (a)	1,154,094	636,162
Qatar International Islamic Bank QSC (a)	528,281	1,163,640
Qatar Islamic Bank (a)	836,864	3,560,292
Qatar National Bank SAQ (a)	3,169,715	14,999,777
The Commercial Bank of Qatar	1,363,068	1,497,466

TOTAL QATAR		33,453,384

Russia - 3.1%
Alrosa Co. Ltd.	1,740,571	1,441,628
Gazprom OAO	7,459,816	18,966,461
Inter Rao Ues JSC	26,291,158	1,761,266
Lukoil PJSC	289,964	18,710,706
Magnit OJSC GDR (Reg. S)	237,692	2,626,497
Magnitogorsk Iron & Steel Works PJSC	1,393,900	749,830
MMC Norilsk Nickel PJSC	43,845	11,912,030
Mobile TeleSystems OJSC sponsored ADR	339,690	2,911,143
Moscow Exchange MICEX-RTS OAO	802,837	1,297,717
NOVATEK OAO GDR (Reg. S)	63,848	8,964,259
Novolipetsk Steel OJSC	759,666	1,300,633
PhosAgro OJSC GDR (Reg. S)	80,896	977,224
Polyus PJSC	18,277	2,970,188
Rosneft Oil Co. OJSC	821,221	3,686,089
Sberbank of Russia	7,565,035	19,935,647
Severstal PAO	124,116	1,474,016
Surgutneftegas OJSC	4,937,562	2,451,864
Tatneft PAO	1,054,171	7,760,371
VTB Bank OJSC	2,443,909,962	1,143,829

TOTAL RUSSIA		111,041,398

Saudi Arabia - 2.6%
Advanced Polypropylene Co.	68,252	811,032
Al Rajhi Bank	855,729	13,026,666
Alinma Bank	667,200	2,833,935
Almarai Co. Ltd.	176,887	2,311,418
Arab National Bank	425,996	2,317,328
Bank Al-Jazira	259,991	828,927
Bank Albilad	261,822	1,585,913
Banque Saudi Fransi	383,331	3,157,444
Bupa Arabia for Cooperative Insurance Co.	16,758	478,991
Dar Al Arkan Real Estate Development Co. (a)	378,373	816,661
Emaar The Economic City(a)	272,983	533,979
Etihad Etisalat Co. (a)	253,654	1,880,044
Jarir Marketing Co.	34,533	1,356,506
National Commercial Bank	843,819	8,342,748
National Industrialization Co. (a)	225,777	610,484
Rabigh Refining & Petrochemical Co. (a)	151,004	550,567
Riyad Bank	851,807	3,858,351
SABIC	523,161	10,428,412
Sahara International Petrochemical Co.	249,384	1,020,765
Samba Financial Group	694,126	4,300,533
Saudi Airlines Catering Co.	29,090	618,574
Saudi Arabian Fertilizers Co.	114,574	2,158,839
Saudi Arabian Mining Co. (a)	290,793	2,890,517
Saudi Arabian Oil Co.	813,385	6,851,267
Saudi Cement Co.	50,995	715,219
Saudi Electricity Co.	590,865	2,682,676
Saudi Industrial Investment Group	157,978	782,848
Saudi Kayan Petrochemical Co. (a)	513,270	1,185,678
Saudi Telecom Co.	275,507	6,642,963
The Co. for Cooperative Insurance (a)	42,879	828,480
The Saudi British Bank	508,933	3,340,063
The Savola Group	187,085	2,016,485
Yanbu National Petrochemical Co.	152,521	1,826,599

TOTAL SAUDI ARABIA		93,590,912

Singapore - 0.0%
BOC Aviation Ltd. Class A (b)	148,300	1,014,057
South Africa - 3.7%
Absa Group Ltd.	506,013	2,497,252
Anglo American Platinum Ltd.	38,006	1,994,556
AngloGold Ashanti Ltd.	288,052	7,031,397
Aspen Pharmacare Holdings Ltd. (a)	275,863	1,720,755
Bidcorp Ltd.	227,050	2,958,965
Bidvest Group Ltd.	198,417	1,611,331
Capitec Bank Holdings Ltd.	32,313	1,575,226
Clicks Group Ltd.	180,074	2,243,052
Discovery Ltd.	282,914	1,484,316
Exxaro Resources Ltd.	173,519	1,007,318
FirstRand Ltd.	2,353,512	5,136,554
Fortress (REIT) Ltd. Class A	719,805	394,422
Foschini Ltd.	143,377	562,542
Gold Fields Ltd.	577,069	4,295,479
Growthpoint Properties Ltd.	1,985,774	1,491,076
Impala Platinum Holdings Ltd.	558,605	3,331,664
Investec Ltd.	194,236	404,515
Kumba Iron Ore Ltd.	45,095	848,721
Liberty Holdings Ltd.	97,304	368,992
Life Healthcare Group Holdings Ltd.	1,027,984	988,356
MMI Holdings Ltd.	678,446	634,815
Mr Price Group Ltd.	164,757	1,173,848
MTN Group Ltd.	1,185,362	3,114,967
MultiChoice Group Ltd. (a)	306,764	1,437,773
Naspers Ltd. Class N	308,746	48,055,863
Nedbank Group Ltd.	263,274	1,530,535
Northam Platinum Ltd. (a)	251,161	1,244,864
Old Mutual Ltd.	3,314,682	2,406,139
Pick 'n Pay Stores Ltd.	249,425	781,392
PSG Group Ltd.	106,198	907,015
Rand Merchant Insurance Holdings Ltd.	555,267	751,895
Redefine Properties Ltd.	3,771,160	464,210
Remgro Ltd.	373,372	2,753,694
RMB Holdings Ltd.	550,603	1,578,577
Sanlam Ltd.	1,341,892	4,289,912
Sasol Ltd. (a)	391,716	1,859,048
Shoprite Holdings Ltd.	325,301	1,855,707
Sibanye Stillwater Ltd. (a)	1,586,079	3,189,111
Spar Group Ltd.	127,836	1,218,507
Standard Bank Group Ltd.	918,513	5,068,081
Steinhoff Africa Retail Ltd. (b)	426,420	278,377
Telkom SA Ltd.	209,172	231,917
Tiger Brands Ltd.	112,916	1,099,524
Vodacom Group Ltd.	445,271	2,959,207
Woolworths Holdings Ltd.	710,589	1,170,228

TOTAL SOUTH AFRICA		132,001,695

Taiwan - 12.5%
Accton Technology Corp.	324,000	2,344,480
Acer, Inc.	1,653,000	913,533
Advantech Co. Ltd.	232,993	2,199,757
ASE Technology Holding Co. Ltd.	2,423,592	5,389,371
Asia Cement Corp.	1,552,000	2,275,949
ASUSTeK Computer, Inc.	473,502	3,194,954
AU Optronics Corp.	6,052,000	1,588,702
Catcher Technology Co. Ltd.	454,095	3,433,366
Cathay Financial Holding Co. Ltd.	5,420,809	7,220,095
Chang Hwa Commercial Bank	3,848,704	2,512,251
Cheng Shin Rubber Industry Co. Ltd.	1,307,000	1,499,832
Chicony Electronics Co. Ltd.	373,008	1,048,812
China Airlines Ltd.	1,769,000	487,318
China Development Finance Holding Corp.	8,511,000	2,570,535
China Life Insurance Co. Ltd. (a)	1,755,055	1,196,236
China Steel Corp.	7,771,289	5,195,608
Chinatrust Financial Holding Co. Ltd.	13,063,778	8,689,970
Chunghwa Telecom Co. Ltd.	2,594,129	9,517,350
Compal Electronics, Inc.	2,524,000	1,606,144
Delta Electronics, Inc.	1,338,717	6,232,839
E.SUN Financial Holdings Co. Ltd.	7,419,110	6,728,825
ECLAT Textile Co. Ltd.	131,129	1,306,756
EVA Airways Corp.	1,630,659	625,992
Evergreen Marine Corp. (Taiwan) (a)	1,519,735	561,536
Far Eastern Textile Ltd.	1,953,000	1,692,874
Far EasTone Telecommunications Co. Ltd.	1,026,348	2,281,854
Feng Tay Enterprise Co. Ltd.	229,992	1,306,115
First Financial Holding Co. Ltd.	7,115,062	5,230,644
Formosa Chemicals & Fibre Corp.	2,462,149	6,225,482
Formosa Petrochemical Corp.	797,347	2,387,996
Formosa Plastics Corp.	3,139,085	9,197,439
Formosa Taffeta Co. Ltd.	556,000	632,822
Foxconn Technology Co. Ltd.	489,710	938,600
Fubon Financial Holding Co. Ltd.	4,719,846	6,661,779
Giant Manufacturing Co. Ltd.	218,000	1,282,711
GlobalWafers Co. Ltd.	149,000	1,892,923
Highwealth Construction Corp.	557,000	811,320
HIWIN Technologies Corp.	166,744	1,587,579
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,656,465	22,206,885
Hotai Motor Co. Ltd.	209,000	3,851,864
Hua Nan Financial Holdings Co. Ltd.	5,675,203	3,679,887
Innolux Corp.	5,823,000	1,262,509
Inventec Corp.	1,514,000	1,187,451
Largan Precision Co. Ltd.	69,451	9,450,112
Lite-On Technology Corp.	1,386,044	2,149,974
MediaTek, Inc.	1,050,615	14,481,300
Mega Financial Holding Co. Ltd.	7,695,289	7,727,018
Micro-Star International Co. Ltd.	422,000	1,306,672
Nan Ya Plastics Corp.	3,645,358	8,049,979
Nanya Technology Corp.	870,000	1,864,173
Nien Made Enterprise Co. Ltd.	110,000	842,531
Novatek Microelectronics Corp.	397,000	2,464,494
Pegatron Corp.	1,369,000	2,998,067
Phison Electronics Corp.	100,000	947,253
Pou Chen Corp.	1,530,391	1,438,573
Powertech Technology, Inc.	521,981	1,742,402
President Chain Store Corp.	373,000	3,850,166
Quanta Computer, Inc.	1,835,000	3,957,707
Realtek Semiconductor Corp.	338,000	2,889,206
Ruentex Development Co. Ltd.	370,600	550,578
Ruentex Industries Ltd.	213,000	486,955
Shin Kong Financial Holding Co. Ltd.	7,796,742	2,215,646
Shin Kong Financial Holding Co. Ltd. rights 5/6/20 (a)	194,287	4,826
Sinopac Holdings Co.	7,580,302	3,079,751
Standard Foods Corp.	304,016	683,974
Synnex Technology International Corp.	782,700	1,042,710
Taishin Financial Holdings Co. Ltd.	6,681,532	2,836,771
Taiwan Business Bank	3,610,545	1,305,567
Taiwan Cement Corp.	3,425,519	4,933,380
Taiwan Cooperative Financial Holding Co. Ltd.	6,382,202	4,278,035
Taiwan High Speed Rail Corp.	1,418,000	1,616,601
Taiwan Mobile Co. Ltd.	1,087,000	3,909,549
Taiwan Semiconductor Manufacturing Co. Ltd.	17,087,740	172,068,127
Tatung Co. Ltd. (a)	1,264,000	906,615
The Shanghai Commercial & Savings Bank Ltd.	2,381,420	3,500,557
Unified-President Enterprises Corp.	3,412,332	7,930,965
United Microelectronics Corp.	7,736,000	3,995,149
Vanguard International Semiconductor Corp.	628,000	1,454,355
Walsin Technology Corp.	216,000	1,527,001
Win Semiconductors Corp.	234,000	2,088,102
Winbond Electronics Corp.	2,029,000	939,819
Wistron Corp.	1,850,251	1,731,943
Wiwynn Corp.	55,647	1,425,290
WPG Holding Co. Ltd.	865,880	1,125,937
Yageo Corp.	178,321	2,303,035
Yuanta Financial Holding Co. Ltd.	7,009,284	3,987,972

TOTAL TAIWAN		450,747,782

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	928,200	5,657,066
Airports of Thailand PCL (For. Reg.)	3,200,900	6,108,973
B. Grimm Power PCL	634,600	870,824
Bangkok Bank PCL (For. Reg.)	245,900	782,241
Bangkok Dusit Medical Services PCL (For. Reg.)	7,067,700	4,498,589
Bangkok Expressway and Metro PCL	5,857,000	1,693,077
Banpu PCL (For. Reg.)	3,509,500	624,009
Berli Jucker PCL (For. Reg)	393,200	483,711
BTS Group Holdings PCL (For. Reg.)	5,354,800	1,894,922
Bumrungrad Hospital PCL (For. Reg.)	258,500	931,137
C.P. ALL PCL (For. Reg.)	4,357,900	9,531,930
Central Pattana PCL (For. Reg.)	1,357,300	2,010,894
Central Retail Corp. PCL	552,424	628,962
Charoen Pokphand Foods PCL (For. Reg.)	3,004,400	2,490,274
Electricity Generating PCL (For. Reg.)	145,000	1,269,221
Energy Absolute PCL	1,006,800	1,235,591
Global Power Synergy Public Co. Ltd.	402,500	870,091
Gulf Energy Development PCL	1,679,500	2,000,453
Home Product Center PCL (For. Reg.)	4,752,000	1,985,201
Indorama Ventures PCL (For. Reg.)	984,900	861,935
Intouch Holdings PCL (For. Reg.)	1,797,500	2,947,180
IRPC PCL (For. Reg.)	8,673,200	710,429
Kasikornbank PCL (For. Reg.)	1,162,100	3,055,330
Krung Thai Bank PCL (For. Reg.)	2,900,600	975,674
Land & House PCL (For. Reg.)	5,997,000	1,355,952
Minor International PCL:
warrants 9/30/21 (a)	79,000	5,445
(For. Reg.)	2,232,900	1,443,893
Muangthai Leasing PCL	517,401	753,110
Osotspa PCL	331,000	421,361
PTT Exploration and Production PCL (For. Reg.)	1,090,600	2,816,816
PTT Global Chemical PCL (For. Reg.)	1,742,400	2,006,955
PTT PCL (For. Reg.)	8,707,300	9,513,059
Ratchaburi Electric Generating Holding PCL (For. Reg.)	206,400	422,397
Robinsons Department Store PCL (For. Reg.)	55,100	99,826
Siam Cement PCL (For. Reg.)	609,300	6,476,248
Siam Commercial Bank PCL (For. Reg.)	637,100	1,331,461
Srisawad Corp. PCL	275,200	455,174
Thai Oil PCL (For. Reg.)	634,500	794,235
Thai Union Frozen Products PCL (For. Reg.)	1,742,000	703,197
TMB Bank PCL (For. Reg.)	18,128,658	531,809
Total Access Communication PCL (For. Reg.)	132,500	171,575
True Corp. PCL (For. Reg.)	9,116,337	931,147

TOTAL THAILAND		84,351,374

Turkey - 0.4%
Akbank TAS (a)	2,104,337	1,773,309
Anadolu Efes Biracilik Ve Malt Sanayii A/S	153,826	404,510
Arcelik A/S	151,241	354,868
Aselsan A/S	231,756	899,901
Bim Birlesik Magazalar A/S JSC	293,742	2,326,149
Eregli Demir ve Celik Fabrikalari T.A.S.	931,788	1,078,498
Ford Otomotiv Sanayi A/S	52,652	476,840
Haci Omer Sabanci Holding A/S	676,041	791,189
Koc Holding A/S	539,758	1,184,618
TAV Havalimanlari Holding A/S	131,860	343,351
Tupras Turkiye Petrol Rafinerileri A/S	81,066	1,053,122
Turk Hava Yollari AO (a)	396,078	605,776
Turkcell Iletisim Hizmet A/S	765,024	1,526,874
Turkiye Garanti Bankasi A/S (a)	1,680,818	2,005,583
Turkiye Is Bankasi A/S Series C (a)	1,174,932	832,093

TOTAL TURKEY		15,656,681

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	1,949,282	2,356,237
Aldar Properties PJSC (a)	2,701,661	1,338,639
DP World Ltd.	105,484	1,686,689
Dubai Islamic Bank Pakistan Ltd. (a)	963,962	963,135
Emaar Malls Group PJSC (a)	1,696,229	595,711
Emaar Properties PJSC	2,226,498	1,654,803
Emirates Telecommunications Corp.	1,210,634	5,108,647
National Bank of Abu Dhabi PJSC (a)	1,858,336	5,868,722

TOTAL UNITED ARAB EMIRATES		19,572,583

United States of America - 0.4%
Luckin Coffee, Inc. ADR (c)(d)	58,916	258,641
Southern Copper Corp.	56,814	1,843,046
Yum China Holdings, Inc.	247,348	11,986,484

TOTAL UNITED STATES OF AMERICA		14,088,171

TOTAL COMMON STOCKS
(Cost $3,302,665,983)		3,505,886,745

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.3%
Banco Bradesco SA:
(PN)	3,016,046	10,621,247
(PN) sponsored ADR	12,433	43,764
Braskem SA (PN-A)	134,200	521,707
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	192,205	984,017
Companhia Energetica de Minas Gerais (CEMIG) (PN)	638,229	1,117,332
Gerdau SA	725,900	1,567,161
Itau Unibanco Holding SA	3,381,671	14,159,997
Itausa-Investimentos Itau SA (PN)	3,113,112	5,152,358
Lojas Americanas SA (PN)	515,129	2,356,867
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	3,085,800	10,242,684
Telefonica Brasil SA	307,825	2,584,125

TOTAL BRAZIL		49,351,259

Chile - 0.1%
Embotelladora Andina SA Class B	229,704	548,604
Sociedad Quimica y Minera de Chile SA (PN-B)	78,849	1,874,659

TOTAL CHILE		2,423,263

Colombia - 0.1%
Bancolombia SA (PN)	279,193	1,825,086
Grupo Aval Acciones y Valores SA	2,896,239	618,167

TOTAL COLOMBIA		2,443,253

Korea (South) - 0.6%
AMOREPACIFIC Corp.	5,658	291,553
Hyundai Motor Co.	14,354	672,305
Hyundai Motor Co. Series 2	23,951	1,155,320
LG Chemical Ltd.	7,867	1,117,067
LG Household & Health Care Ltd.	1,770	1,057,769
Samsung Electronics Co. Ltd.	560,171	19,481,763

TOTAL KOREA (SOUTH)		23,775,777

Russia - 0.1%
AK Transneft OAO	332	609,133
Surgutneftegas OJSC	5,082,222	2,486,963

TOTAL RUSSIA		3,096,096

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $96,813,117)		81,089,648

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.16% (e)	8,555,345	8,557,912
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	19,816,886	19,818,867
TOTAL MONEY MARKET FUNDS
(Cost $28,376,779)		28,376,779
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,427,855,879)		3,615,353,172
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,594,517
NET ASSETS - 100%		$3,617,947,689

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	705	June 2020	$31,932,975	$1,700,910	$1,700,910

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $279,318,669.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,795,577 or 2.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,453,717
Fidelity Securities Lending Cash Central Fund	264,250
Total	$1,717,967

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$461,876,549	$132,170,356	$329,706,193	$--
Consumer Discretionary	549,148,520	392,564,438	156,322,885	261,197
Consumer Staples	237,191,858	82,237,828	154,891,673	62,357
Energy	220,510,430	57,445,557	163,064,873	--
Financials	752,808,959	209,295,499	543,449,316	64,144
Health Care	133,381,414	33,216,750	100,164,664	--
Industrials	178,879,542	64,145,729	114,733,813	--
Information Technology	608,554,604	207,556,668	400,995,198	2,738
Materials	250,030,085	87,867,153	162,162,932	--
Real Estate	104,117,246	9,396,157	94,596,137	124,952
Utilities	90,477,186	29,481,108	60,996,078	--
Money Market Funds	28,376,779	28,376,779	--	--
Total Investments in Securities:	$3,615,353,172	$1,333,754,022	$2,281,083,762	$515,388
Derivative Instruments:
Assets
Futures Contracts	$1,700,910	$1,700,910	$--	$--
Total Assets	$1,700,910	$1,700,910	$--	$--
Total Derivative Instruments:	$1,700,910	$1,700,910	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,700,910	$0
Total Equity Risk	1,700,910	0
Total Value of Derivatives	$1,700,910	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,892,028) — See accompanying schedule: Unaffiliated issuers (cost $3,399,479,100)	$3,586,976,393
Fidelity Central Funds (cost $28,376,779)	28,376,779
Total Investment in Securities (cost $3,427,855,879)		$3,615,353,172
Segregated cash with brokers for derivative instruments		3,763,100
Cash		42,197
Foreign currency held at value (cost $12,458,593)		12,518,443
Receivable for fund shares sold		4,649,989
Dividends receivable		4,268,628
Distributions receivable from Fidelity Central Funds		23,334
Prepaid expenses		1,519
Receivable from investment adviser for expense reductions		200,339
Other receivables		707
Total assets		3,640,821,428
Liabilities
Payable for investments purchased	$3,397
Payable for fund shares redeemed	1,437,577
Accrued management fee	215,833
Payable for daily variation margin on futures contracts	597,396
Custody fee payable	763,133
Other payables and accrued expenses	26,283
Collateral on securities loaned	19,830,120
Total liabilities		22,873,739
Net Assets		$3,617,947,689
Net Assets consist of:
Paid in capital		$3,898,544,582
Total accumulated earnings (loss)		(280,596,893)
Net Assets		$3,617,947,689
Net Asset Value, offering price and redemption price per share ($3,617,947,689 ÷ 304,993,640 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$37,062,012
Interest		80,354
Income from Fidelity Central Funds (including $264,250 from security lending)		1,717,967
Income before foreign taxes withheld		38,860,333
Less foreign taxes withheld		(4,043,273)
Total income		34,817,060
Expenses
Management fee	$1,563,308
Custodian fees and expenses	1,245,682
Independent trustees' fees and expenses	7,333
Registration fees	62,942
Audit	60,851
Legal	5,114
Interest	45,572
Miscellaneous	10,666
Total expenses before reductions	3,001,468
Expense reductions	(1,415,533)
Total expenses after reductions		1,585,935
Net investment income (loss)		33,231,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,199)	(121,232,414)
Fidelity Central Funds	50,468
Foreign currency transactions	(3,040,379)
Futures contracts	(71,112,427)
Total net realized gain (loss)		(195,334,752)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $666,678)	(417,690,099)
Assets and liabilities in foreign currencies	(246,066)
Futures contracts	1,519,763
Total change in net unrealized appreciation (depreciation)		(416,416,402)
Net gain (loss)		(611,751,154)
Net increase (decrease) in net assets resulting from operations		$(578,520,029)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,231,125	$118,403,131
Net realized gain (loss)	(195,334,752)	(261,666,568)
Change in net unrealized appreciation (depreciation)	(416,416,402)	544,264,612
Net increase (decrease) in net assets resulting from operations	(578,520,029)	401,001,175
Distributions to shareholders	(101,087,947)	(95,358,527)
Share transactions
Proceeds from sales of shares	2,192,330,691	1,804,261,667
Reinvestment of distributions	100,106,928	76,253,303
Cost of shares redeemed	(1,835,654,221)	(2,603,079,340)
Net increase (decrease) in net assets resulting from share transactions	456,783,398	(722,564,370)
Total increase (decrease) in net assets	(222,824,578)	(416,921,722)
Net Assets
Beginning of period	3,840,772,267	4,257,693,989
End of period	$3,617,947,689	$3,840,772,267
Other Information
Shares
Sold	165,340,570	136,190,226
Issued in reinvestment of distributions	7,409,839	6,105,149
Redeemed	(147,843,163)	(199,627,613)
Net increase (decrease)	24,907,246	(57,332,238)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.62	$14.80	$11.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.42C	.36	.31	.25
Net realized and unrealized gain (loss)	(1.60)	.99	(2.18)	2.76	1.69
Total from investment operations	(1.49)	1.41	(1.82)	3.07	1.94
Distributions from net investment income	(.36)	(.32)	(.27)	(.13)	–
Distributions from net realized gain	–	–	(.09)	(.08)	–
Total distributions	(.36)	(.32)	(.36)	(.21)	–
Net asset value, end of period	$11.86	$13.71	$12.62	$14.80	$11.94
Total ReturnD,E	(11.20)%	11.44%	(12.61)%	26.24%	19.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%H	.16%	.17%	.17%	.33%H
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.09%	.11%H
Expenses net of all reductions	.08%H	.08%	.08%	.09%	.11%H
Net investment income (loss)	1.60%H	3.12%C	2.48%	2.36%	2.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,617,948	$3,840,772	$4,257,694	$3,209,729	$1,461,386
Portfolio turnover rateI	35%H	22%	3%	2%	16%H

 A For the period January 5, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$736,097,289
Gross unrealized depreciation	(601,337,997)
Net unrealized appreciation (depreciation)	$134,759,292
Tax cost	$3,482,294,790

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(175,596,622)
Long-term	(80,490,256)
Total capital loss carryforward	$(256,086,878)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	981,758,470	686,598,505

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Index Fund	Borrower	$34,549,086	1.30%	$43,579

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Emerging Markets Index Fund	$5,263

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $14,787. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $4,797 from securities loaned to NFS, as affiliated borrower.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Index Fund	$5,349,955.61%		$1,993

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2021. The expense limitation prior to August 1, 2019 was .08%. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,385,412.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $30,121.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Emerging Markets Fund and Strategic Advisers Fidelity Emerging Markets Fund, were the owners of record of approximately 13% and 21%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.08%	$1,000.00	$888.00	$.38
Hypothetical-C		$1,000.00	$1,024.47	$.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV6-SANN-0620
1.9870287.104

Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Semi-Annual Report

April 30, 2020

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Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.8
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.6
11.2

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	18.8
Consumer Discretionary	10.7
Industrials	10.4
Health Care	10.0
Information Technology	9.5
Consumer Staples	9.4
Communication Services	6.8
Materials	6.3
Energy	4.6
Utilities	3.3

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	15.5%
United Kingdom	8.6%
United States of America	7.9%
Canada	6.7%
Switzerland	6.3%
Cayman Islands	6.0%
France	6.0%
Germany	5.0%
Australia	3.7%
Other*	34.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR	713	$11,629
Grupo Financiero Galicia SA sponsored ADR	1,610	11,463
Telecom Argentina SA Class B sponsored ADR	2,179	14,970
YPF SA Class D sponsored ADR	3,579	13,743

TOTAL ARGENTINA		51,805

Australia - 3.7%
AGL Energy Ltd.	14,056	154,265
Alumina Ltd.	67,525	74,902
AMP Ltd. (a)	62,355	57,532
APA Group unit	25,243	178,364
Aristocrat Leisure Ltd.	11,630	190,730
ASX Ltd.	4,094	215,858
Aurizon Holdings Ltd.	44,188	134,237
Australia & New Zealand Banking Group Ltd.	60,104	652,878
Bendigo & Adelaide Bank Ltd.	9,898	41,880
BHP Billiton Ltd.	62,459	1,275,057
BlueScope Steel Ltd.	9,552	62,345
Boral Ltd.	24,936	48,463
Brambles Ltd.	33,292	237,957
Caltex Australia Ltd.	4,997	80,451
Challenger Ltd.	11,554	36,798
Cimic Group Ltd.	1,615	25,708
Coca-Cola Amatil Ltd.	10,054	55,977
Cochlear Ltd.	1,346	160,036
Coles Group Ltd.	28,007	280,849
Commonwealth Bank of Australia	37,158	1,501,053
Computershare Ltd.	10,849	85,356
Crown Ltd.	6,307	40,375
CSL Ltd.	9,603	1,914,141
DEXUS Property Group unit	21,687	128,741
Flight Centre Travel Group Ltd.	2,944	20,864
Flight Centre Trvl Group Ltd. rights 5/1/20 (a)	545	1,346
Fortescue Metals Group Ltd.	29,782	227,602
Goodman Group unit	36,112	307,574
Harvey Norman Holdings Ltd.	8,770	15,735
Incitec Pivot Ltd.	30,662	47,422
Insurance Australia Group Ltd.	45,972	171,765
Lendlease Group unit	11,332	90,269
Macquarie Group Ltd.	7,230	478,937
Magellan Financial Group Ltd.	2,617	85,724
Medibank Private Ltd.	56,424	98,845
Mirvac Group unit	77,142	112,095
National Australia Bank Ltd.	2,120	23,230
National Australia Bank Ltd.	61,189	670,477
Newcrest Mining Ltd.	16,531	296,673
Orica Ltd.	7,771	90,056
Origin Energy Ltd.	36,663	131,866
Qantas Airways Ltd.	13,916	34,563
QBE Insurance Group Ltd.	31,029	168,018
Ramsay Health Care Ltd.	3,750	152,293
realestate.com.au Ltd.	1,101	62,998
Rio Tinto Ltd.	7,999	450,833
Santos Ltd.	36,530	116,158
Scentre Group unit	105,144	157,952
SEEK Ltd.	7,302	81,522
Sonic Healthcare Ltd.	9,499	167,755
South32 Ltd.	101,942	128,208
SP AusNet	31,402	38,299
Stockland Corp. Ltd. unit	48,610	90,264
Suncorp Group Ltd.	25,272	150,238
Sydney Airport unit	20,613	83,965
Tabcorp Holdings Ltd.	43,567	90,832
Telstra Corp. Ltd.	88,663	174,419
The GPT Group unit	39,821	109,439
TPG Telecom Ltd.	6,228	29,718
Transurban Group unit	58,316	519,874
Treasury Wine Estates Ltd.	16,172	106,369
Vicinity Centres unit	58,846	56,335
Washington H. Soul Pattinson & Co. Ltd.	2,509	30,175
Wesfarmers Ltd.	23,985	582,583
Westpac Banking Corp.	75,429	784,774
WiseTech Global Ltd.	2,631	31,330
Woodside Petroleum Ltd.	19,781	283,249
Woolworths Group Ltd.	26,464	612,428
WorleyParsons Ltd.	6,497	37,658

TOTAL AUSTRALIA		15,836,682

Austria - 0.1%
Andritz AG	1,258	41,357
Erste Group Bank AG	6,149	133,588
OMV AG	3,117	102,131
Raiffeisen International Bank-Holding AG	2,646	45,611
Verbund AG	1,382	62,638
Voestalpine AG	2,361	48,887

TOTAL AUSTRIA		434,212

Bailiwick of Jersey - 0.4%
Experian PLC	19,138	574,721
Ferguson PLC	4,828	348,110
Glencore Xstrata PLC	229,438	429,838
Polymetal International PLC	4,058	83,490
WPP PLC	27,894	216,433

TOTAL BAILIWICK OF JERSEY		1,652,592

Belgium - 0.5%
Ageas	3,678	132,403
Anheuser-Busch InBev SA NV	16,092	749,405
Colruyt NV	1,256	75,178
Galapagos Genomics NV (a)	985	217,613
Groupe Bruxelles Lambert SA	1,693	135,212
KBC Groep NV	5,240	284,223
Proximus	2,887	61,598
Solvay SA Class A	1,486	116,010
Telenet Group Holding NV	1,070	44,651
Titan Cement International Trading SA	726	10,088
UCB SA	2,724	249,375
Umicore SA	3,975	172,279

TOTAL BELGIUM		2,248,035

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	80,000	191,361
Alibaba Pictures Group Ltd. (a)	370,000	49,556
Beijing Enterprises Water Group Ltd.	80,000	31,044
Brilliance China Automotive Holdings Ltd.	70,000	64,767
Cheung Kong Infrastructure Holdings Ltd.	13,500	80,190
China Gas Holdings Ltd.	54,400	197,947
China Oriental Group Co. Ltd. (H Shares)	7	2
China Resource Gas Group Ltd.	20,000	112,407
Cosco Shipping Ports Ltd.	29,015	15,458
Credicorp Ltd. (United States)	1,518	226,212
Dairy Farm International Holdings Ltd.	9,000	43,130
GOME Electrical Appliances Holdings Ltd. (a)	148,000	17,182
Haier Electronics Group Co. Ltd.	24,000	66,098
Hongkong Land Holdings Ltd.	21,509	89,975
Jardine Matheson Holdings Ltd.	4,595	201,266
Jardine Strategic Holdings Ltd.	4,595	98,778
Kerry Properties Ltd.	11,000	30,382
Kunlun Energy Co. Ltd.	72,000	46,908
Luye Pharma Group Ltd. (b)	23,500	11,411
Nine Dragons Paper (Holdings) Ltd.	36,000	34,442
NWS Holdings Ltd.	42,000	43,771
Shenzhen International Holdings Ltd.	27,613	53,368
Yue Yuen Industrial (Holdings) Ltd.	12,000	19,142

TOTAL BERMUDA		1,724,797

Brazil - 0.9%
Ambev SA	100,300	209,162
Atacadao Distribuicao Comercio e Industria Ltda	7,600	27,952
B2W Companhia Global do Varejo (a)	3,827	51,551
Banco Bradesco SA	39,310	126,939
Banco do Brasil SA	19,300	101,151
Banco Santander SA (Brasil) unit	9,300	46,176
BB Seguridade Participacoes SA	15,000	73,236
BM&F BOVESPA SA	43,700	308,750
BR Malls Participacoes SA	15,400	28,433
Brasil Foods SA (a)	9,800	34,944
BTG Pactual Participations Ltd. unit	4,300	33,449
CCR SA	27,800	63,137
Centrais Eletricas Brasileiras SA (Electrobras)	4,500	20,067
Cielo SA	28,040	20,935
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	3,900	47,492
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	7,800	57,490
Companhia Siderurgica Nacional SA (CSN)	15,400	25,375
Cosan SA Industria e Comercio	3,100	34,398
Drogasil SA	4,900	94,415
Embraer SA (a)	13,100	20,838
Energisa SA unit	3,100	24,912
ENGIE Brasil Energia SA	6,750	48,559
Equatorial Energia SA	17,000	57,303
Hapvida Participacoes e Investimentos SA (b)	4,000	38,574
Hypermarcas SA	7,300	39,038
IRB Brasil Resseguros SA	12,600	23,680
JBS SA	23,400	102,587
Klabin SA unit	13,600	44,542
Kroton Educacional SA	33,700	34,333
Localiza Rent A Car SA	14,330	90,098
Lojas Renner SA	17,930	126,581
Magazine Luiza SA	15,633	142,879
Multiplan Empreendimentos Imobiliarios SA	8,100	31,117
Natura & Co. Holding SA	12,635	82,531
Notre Dame Intermedica Participacoes SA	9,400	94,745
Petrobras Distribuidora SA	14,800	53,154
Petroleo Brasileiro SA - Petrobras (ON)	74,844	256,687
Porto Seguro SA	2,800	23,320
Rumo SA (a)	24,100	87,706
Sul America SA unit	5,300	43,615
Suzano Papel e Celulose SA	10,130	73,415
TIM Participacoes SA	16,900	39,656
Ultrapar Participacoes SA	13,500	35,997
Vale SA (a)	67,873	559,919
Weg SA	17,780	130,590

TOTAL BRAZIL		3,711,428

Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)	5,141	300,383
Air Canada (a)	2,864	41,645
Algonquin Power & Utilities Corp.	12,213	169,339
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	18,463	515,179
AltaGas Ltd.	5,786	69,168
ATCO Ltd. Class I (non-vtg.)	2,256	63,355
Aurora Cannabis, Inc. (a)(c)	21,621	15,844
Bank of Montreal	13,652	694,100
Bank of Nova Scotia	25,534	1,023,598
Barrick Gold Corp. (Canada)	37,570	967,084
Bausch Health Cos., Inc. (Canada) (a)	6,616	119,539
BCE, Inc.	3,150	127,385
BlackBerry Ltd. (a)	9,940	42,418
Bombardier, Inc. Class B (sub. vtg.) (a)	37,324	13,139
Brookfield Asset Management, Inc. (Canada) Class A	28,101	949,654
CAE, Inc.	5,640	93,193
Cameco Corp.	8,450	84,017
Canadian Apartment Properties (REIT) unit	1,541	53,029
Canadian Imperial Bank of Commerce	9,477	561,560
Canadian National Railway Co.	15,032	1,243,100
Canadian Natural Resources Ltd.	25,465	426,444
Canadian Pacific Railway Ltd.	2,892	657,289
Canadian Tire Ltd. Class A (non-vtg.)	1,415	99,287
Canadian Utilities Ltd. Class A (non-vtg.)	3,621	88,343
CCL Industries, Inc. Class B	3,084	96,401
Cenovus Energy, Inc. (Canada)	21,792	79,061
CGI Group, Inc. Class A (sub. vtg.) (a)	5,162	329,201
CI Financial Corp.	4,917	52,245
Constellation Software, Inc.	426	409,651
Cronos Group, Inc. (a)(c)	3,075	18,203
Dollarama, Inc.	6,395	200,586
Emera, Inc.	5,255	209,188
Empire Co. Ltd. Class A (non-vtg.)	3,522	77,755
Enbridge, Inc.	42,666	1,307,306
Fairfax Financial Holdings Ltd. (sub. vtg.)	551	149,401
First Capital Realty, Inc. unit	1,874	19,320
First Quantum Minerals Ltd.	13,470	82,255
Fortis, Inc.	9,152	354,653
Franco-Nevada Corp.	3,996	528,685
George Weston Ltd.	1,629	115,555
Gildan Activewear, Inc.	4,411	61,541
Great-West Lifeco, Inc.	5,658	93,165
H&R (REIT) unit	2,756	19,522
Husky Energy, Inc.	5,980	19,204
Hydro One Ltd. (b)	6,383	115,742
iA Financial Corp, Inc.	2,237	72,625
IGM Financial, Inc.	1,879	39,795
Imperial Oil Ltd.	5,092	82,272
Intact Financial Corp.	2,966	282,270
Inter Pipeline Ltd.	8,725	72,962
Keyera Corp.	4,080	60,528
Kinross Gold Corp. (a)	25,605	169,051
Kirkland Lake Gold Ltd.	5,832	241,081
Loblaw Companies Ltd.	3,909	192,368
Lundin Mining Corp.	12,501	61,250
Magna International, Inc. Class A (sub. vtg.)	6,503	253,402
Manulife Financial Corp.	41,675	524,848
Methanex Corp.	1,323	21,034
Metro, Inc. Class A (sub. vtg.)	5,482	225,550
National Bank of Canada	7,217	291,075
Nutrien Ltd.	12,336	440,549
Onex Corp. (sub. vtg.)	1,630	75,133
Open Text Corp.	5,590	211,239
Parkland Fuel Corp.	2,771	65,555
Pembina Pipeline Corp.	11,652	267,202
Power Corp. of Canada (sub. vtg.)	12,549	200,683
PrairieSky Royalty Ltd.	4,221	30,870
Quebecor, Inc. Class B (sub. vtg.)	3,927	85,511
Restaurant Brands International, Inc.	5,602	273,268
Restaurant Brands International, Inc.	647	31,897
RioCan (REIT)	2,856	32,624
Rogers Communications, Inc. Class B (non-vtg.)	7,813	327,237
Royal Bank of Canada	30,019	1,846,709
Saputo, Inc.	5,556	139,703
Shaw Communications, Inc. Class B	9,642	157,312
Shopify, Inc. Class A (a)	2,180	1,382,564
Smart (REIT)	1,386	21,229
Sun Life Financial, Inc.	12,690	434,958
Suncor Energy, Inc.	33,127	590,691
TC Energy Corp.	19,680	905,708
Teck Resources Ltd. Class B (sub. vtg.)	10,155	89,516
TELUS Corp.	9,138	149,351
The Stars Group, Inc. (a)	4,698	131,056
The Toronto-Dominion Bank	37,966	1,586,338
Thomson Reuters Corp.	4,283	301,759
West Fraser Timber Co. Ltd.	938	26,106
Wheaton Precious Metals Corp.	9,595	364,582
WSP Global, Inc.	2,131	143,006

TOTAL CANADA		25,659,199

Cayman Islands - 6.0%
3SBio, Inc. (a)(b)	35,500	35,991
51job, Inc. sponsored ADR (a)	512	30,689
58.com, Inc. ADR (a)	1,980	102,861
AAC Technology Holdings, Inc.	16,500	78,038
Agile Property Holdings Ltd.	26,000	29,244
Airtac International Group	3,000	57,387
Alibaba Group Holding Ltd. sponsored ADR (a)	36,484	7,394,206
Anta Sports Products Ltd.	24,000	204,385
ASM Pacific Technology Ltd.	6,100	61,639
Autohome, Inc. ADR Class A	1,161	95,376
Baidu.com, Inc. sponsored ADR (a)	5,872	592,661
Baozun, Inc. sponsored ADR (a)(c)	1,144	36,425
BeiGene Ltd. ADR (a)	799	122,111
Best, Inc. ADR (a)	3,972	21,330
Bosideng International Holdings Ltd.	52,000	14,098
Budweiser Brewing Co. APAC Ltd. (b)	26,200	71,197
Chailease Holding Co. Ltd.	26,867	101,894
Cheung Kong Property Holdings Ltd.	53,000	334,894
China Aoyuan Group Ltd.	20,000	23,499
China Conch Venture Holdings Ltd.	36,500	174,520
China East Education Holdings Ltd. (b)	9,500	15,263
China Education Group Holdings Ltd.	11,000	18,460
China Hongqiao Group Ltd.	29,500	14,542
China Liansu Group Holdings Ltd.	22,000	31,525
China Literature Ltd. (a)(b)	3,800	16,963
China Medical System Holdings Ltd.	36,000	42,378
China Mengniu Dairy Co. Ltd.	60,000	212,467
China Resources Cement Holdings Ltd.	48,000	65,314
China Resources Land Ltd.	68,000	280,990
China State Construction International Holdings Ltd.	32,000	24,810
China Zhongwang Holdings Ltd.	27,600	6,634
CIFI Holdings Group Co. Ltd.	54,590	41,703
CK Hutchison Holdings Ltd.	58,000	429,906
Country Garden Holdings Co. Ltd.	167,184	216,566
Country Garden Services Holdings Co. Ltd.	26,000	120,125
Ctrip.com International Ltd. ADR (a)	10,291	265,096
Dali Foods Group Co. Ltd. (b)	33,000	20,387
ENN Energy Holdings Ltd.	16,700	188,250
Evergrande Real Estate Group Ltd.	40,000	71,109
Future Land Development Holding Ltd.	48,000	46,644
GDS Holdings Ltd. ADR (a)	1,265	72,510
Geely Automobile Holdings Ltd.	112,000	174,219
Genscript Biotech Corp. (a)	18,000	32,101
Greentown Service Group Co. Ltd.	18,000	23,688
Haidilao International Holding Ltd. (b)	6,000	26,002
Haitian International Holdings Ltd.	10,000	17,693
Hansoh Pharmaceutical Group Co. Ltd. (b)	12,000	46,335
Hengan International Group Co. Ltd.	14,500	128,948
Huazhu Group Ltd. ADR	2,662	95,859
Hutchison China Meditech Ltd. sponsored ADR (a)	1,005	21,618
HUYA, Inc. ADR (a)	1,258	20,417
Innovent Biologics, Inc. (a)(b)	19,000	93,571
iQIYI, Inc. ADR (a)	2,688	45,615
JD.com, Inc. sponsored ADR (a)	15,606	672,619
Jiayuan International Group Ltd.	11	5
Kaisa Group Holdings Ltd.	49,000	18,748
Kingboard Chemical Holdings Ltd.	11,500	28,055
Kingboard Laminates Holdings Ltd.	18,500	17,904
Kingdee International Software Group Co. Ltd.	50,000	71,509
Kingsoft Corp. Ltd. (a)	19,000	65,250
KWG Property Holding Ltd.	27,000	39,941
Lee & Man Paper Manufacturing Ltd.	23,000	14,130
Li Ning Co. Ltd.	44,000	138,929
Lijun International Pharmaceutical Holding Ltd.	24,000	16,899
Logan Property Holdings Co. Ltd.	28,000	44,139
Longfor Properties Co. Ltd. (b)	36,500	185,567
Meituan Dianping Class B (a)	21,500	287,865
Melco Crown Entertainment Ltd. sponsored ADR	4,259	67,377
Momo, Inc. ADR	3,545	85,364
NetEase, Inc. ADR	1,510	520,890
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,021	385,661
Nexteer Auto Group Ltd.	11,000	5,653
NIO, Inc. sponsored ADR (a)(c)	12,780	43,580
Noah Holdings Ltd. sponsored ADR (a)	559	15,518
Pinduoduo, Inc. ADR (a)	4,094	194,219
Ping An Healthcare and Technology Co. Ltd. (a)(b)	6,100	84,034
Sands China Ltd.	55,600	225,096
Semiconductor Manufacturing International Corp. (a)	66,000	123,878
Shenzhou International Group Holdings Ltd.	16,600	191,591
Shimao Property Holdings Ltd.	21,500	87,395
Shui On Land Ltd.	34,500	6,112
SINA Corp. (a)	1,441	48,663
Sino Biopharmaceutical Ltd.	151,500	220,826
SOHO China Ltd.	31,000	14,854
Sunac China Holdings Ltd.	53,000	237,083
Sunny Optical Technology Group Co. Ltd.	15,600	217,238
TAL Education Group ADR (a)	8,122	440,131
Tencent Holdings Ltd.	120,300	6,324,103
Tencent Music Entertainment Group ADR (a)	2,335	26,642
Tingyi (Cayman Islands) Holding Corp.	42,000	74,554
Topsports International Holdings Ltd. (b)	26,000	32,868
Towngas China Co. Ltd.	15,181	7,631
Uni-President China Holdings Ltd.	26,000	26,102
Vipshop Holdings Ltd. ADR (a)	9,396	149,678
Want Want China Holdings Ltd.	100,000	71,274
Weibo Corp. sponsored ADR (a)	1,042	39,106
WH Group Ltd. (b)	196,000	186,936
Wharf Real Estate Investment Co. Ltd.	27,000	114,304
Wuxi Biologics (Cayman), Inc. (a)(b)	16,500	256,846
Wynn Macau Ltd.	28,800	49,734
Xiaomi Corp. Class B (a)(b)	224,800	294,847
Xinyi Solar Holdings Ltd.	78,143	49,594
Yihai International Holding Ltd.	10,000	79,689
Yuzhou Properties Co.	42,409	18,068
YY, Inc. ADR (a)	1,124	68,519
Zai Lab Ltd. ADR (a)	773	48,483
Zhen Ding Technology Holding Ltd.	13,000	46,564
Zhenro Properties Group Ltd.	37,000	23,733
Zhongsheng Group Holdings Ltd. Class H	13,500	54,185
ZTO Express (Cayman), Inc. sponsored ADR	6,731	200,315

TOTAL CAYMAN ISLANDS		25,570,651

Chile - 0.2%
Aguas Andinas SA	45,960	15,414
Banco de Chile (a)	915,256	80,684
Banco de Credito e Inversiones	1,327	49,269
Banco Santander Chile	1,266,887	54,399
Cencosud SA	24,276	29,367
Colbun SA	131,544	19,301
Compania Cervecerias Unidas SA	2,280	16,385
Compania de Petroleos de Chile SA (COPEC)	7,698	48,111
CorpBanca SA	2,383,336	6,746
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,550	15,424
Empresas CMPC SA	42,877	92,435
Enel Chile SA	603,510	49,147
Enersis SA	769,003	126,187
LATAM Airlines Group SA	5,213	19,699
S.A.C.I. Falabella	15,525	42,397

TOTAL CHILE		664,965

China - 3.5%
A-Living Services Co. Ltd. (H Shares) (b)	9,500	52,515
Agricultural Bank of China Ltd.:
(A Shares)	128,500	62,725
(H Shares)	529,000	220,055
Aier Eye Hospital Group Co. Ltd. (A Shares)	4,420	27,357
Air China Ltd.:
(A Shares)	15,500	15,706
(H Shares)	28,000	19,965
Aisino Co. Ltd. (A Shares)	11,300	27,149
Aluminum Corp. of China Ltd.:
(A shares) (a)	63,800	25,593
(H Shares) (a)	68,000	14,312
Angang Steel Co. Ltd. (H Shares)	4	1
Anhui Conch Cement Co. Ltd.:
(A Shares)	3,700	30,979
(H Shares)	28,000	220,791
Anhui Gujing Distillery Co. Ltd. (A Shares)	900	17,007
Anhui Kouzi Distillery Co. Ltd. (A Shares)	1,900	11,007
AVIC Aircraft Co. Ltd. (A Shares)	11,400	28,179
AVIC Aviation Engine Corp. PLC (A Shares)	5,300	18,409
AVIC Capital Co. Ltd. (A Shares)	67,600	37,187
AVIC Jonhon OptronicTechnology Co. Ltd.	2,700	13,570
AviChina Industry & Technology Co. Ltd. (H Shares)	38,000	14,998
Baic Motor Corp. Ltd. (H Shares) (b)	28,000	12,250
Bank Communications Co. Ltd.:
(H Shares)	198,000	125,474
Class A	34,800	25,412
Bank of Beijing Co. Ltd. (A Shares)	67,000	46,997
Bank of Chengdu Co. Ltd. Class A	43,700	47,650
Bank of China Ltd.:
(A Shares)	6,000	2,945
(H Shares)	1,677,000	638,439
Bank of Guiyang Co. Ltd. (A Shares)	33,900	37,669
Bank of Hangzhou Co. Ltd. (A Shares)	34,200	39,778
Bank of Jiangsu Co. Ltd. (A Shares)	45,300	38,561
Bank of Nanjing Co. Ltd. (A Shares)	6,000	6,489
Bank of Ningbo Co. Ltd. (A Shares)	8,000	29,184
Bank of Shanghai Co. Ltd. (A Shares)	8,918	10,266
Baoshan Iron & Steel Co. Ltd. (A Shares)	7,300	4,997
BBMG Corp. (H Shares)	60,000	15,169
Beijing Capital International Airport Co. Ltd. (H Shares)	26,000	17,421
Beijing New Building Materials PLC (A Shares)	4,300	15,378
Beijing Shunxin Agriculture Co. Ltd.	2,000	15,243
Beijing Tongrentang Co. Ltd. (A Shares)	9,100	32,918
BOE Technology Group Co. Ltd. (A Shares)	18,600	9,745
Bohai Leasing Co. Ltd. (A shares) (a)	43,000	16,490
BYD Co. Ltd. (H Shares)	18,500	115,049
Caitong Securities Co. Ltd.	12,800	16,959
CGN Power Co. Ltd. (H Shares) (b)	214,000	53,832
Changchun High & New Technology Industry Group, Inc. (A Shares)	300	24,934
Changjiang Securities Co. Ltd. (A Shares)	17,400	15,459
China Cinda Asset Management Co. Ltd. (H Shares)	179,000	34,693
China CITIC Bank Corp. Ltd. (H Shares)	203,000	99,173
China Coal Energy Co. Ltd. (H Shares)	51,000	13,644
China Communications Construction Co. Ltd. (H Shares)	106,000	71,247
China Communications Services Corp. Ltd. (H Shares)	50,000	35,641
China Construction Bank Corp.:
(A Shares)	20,600	18,670
(H Shares)	1,992,000	1,598,906
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	25,600	15,703
(H Shares) (a)	30,000	12,192
China Everbright Bank Co. Ltd.:
(A Shares)	66,500	34,940
(H Shares)	34,000	14,428
China Fortune Land Development Co. Ltd. (A Shares)	2,300	7,713
China Galaxy Securities Co. Ltd. (H Shares)	86,000	43,671
China Gezhouba Group Co. Ltd. (A Shares)	29,800	27,225
China Greatwall Technology Group Co. Ltd. (A Shares)	5,000	8,276
China Huarong Asset Management Co. Ltd. (b)	259,000	28,867
China International Capital Corp. Ltd. (H Shares) (b)	29,600	45,457
China International Travel Service Corp. Ltd. (A Shares)	1,600	20,481
China Life Insurance Co. Ltd. (H Shares)	165,000	351,895
China Longyuan Power Grid Corp. Ltd. (H Shares)	52,000	25,991
China Merchants Bank Co. Ltd.:
(A Shares)	7,800	38,360
(H Shares)	100,000	473,231
China Merchants Securities Co. Ltd. (A Shares)	3,800	9,805
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	3,500	8,378
China Minsheng Banking Corp. Ltd.:
(A Shares)	58,500	48,536
(H Shares)	125,900	93,783
China Molybdenum Co. Ltd.:
(H Shares)	75,000	22,628
Class A	19,000	9,258
China National Building Materials Co. Ltd. (H Shares)	81,000	101,181
China National Chemical Engineering Co. Ltd. (A Shares)	30,300	26,179
China National Nuclear Power Co. Ltd. (A Shares)	11,400	6,959
China Northern Rare Earth Group High-Tech Co. Ltd.	3,200	4,083
China Oilfield Services Ltd. (H Shares)	30,000	23,367
China Pacific Insurance (Group) Co. Ltd. (H Shares)	71,000	234,899
China Petroleum & Chemical Corp.:
(A Shares)	18,500	11,632
(H Shares)	546,000	272,133
China Railway Construction Corp. Ltd.:
(A Shares)	17,200	23,528
(H Shares)	38,500	42,273
China Railway Group Ltd.:
(A Shares)	41,400	34,035
(H Shares)	51,000	30,494
China Railway Signal & Communications Corp. (H Shares) (b)	22,000	10,873
China Reinsurance Group Corp. (H Shares)	82,000	9,608
China Shenhua Energy Co. Ltd.:
(A Shares)	13,900	31,187
(H Shares)	61,000	108,067
China Shipbuilding Industry Co. (A Shares)	25,200	14,767
China Shipping Development Co. Ltd.:
(A Shares)	13,300	15,839
(H Shares)	12,000	7,856
China Southern Airlines Ltd.:
(A Shares)	18,700	14,136
(H Shares)	32,000	16,001
China State Construction Engineering Corp. Ltd. (A Shares)	56,900	41,763
China Telecom Corp. Ltd. (H Shares)	318,000	109,837
China Tower Corp. Ltd. (H Shares) (b)	906,000	201,625
China United Network Communications Ltd. (A Shares)	38,500	28,196
China Vanke Co. Ltd.:
(A Shares)	6,800	25,480
(H Shares)	36,700	123,339
China Yangtze Power Co. Ltd. (A Shares)	22,900	56,328
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	44,000	19,195
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	1,200	13,302
CITIC Securities Co. Ltd.:
(A Shares)	5,100	16,848
(H Shares)	63,500	121,634
Contemporary Amperex Technology Co. Ltd.	600	11,891
COSCO Shipping Development Co. Ltd. (H Shares)	37,000	3,825
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)	21,200	10,698
(H Shares) (a)	40,500	11,701
CRRC Corp. Ltd.:
(A Shares)	30,000	26,064
(H Shares)	98,000	51,877
CSC Financial Co. Ltd. (A Shares)	3,500	17,023
Daqin Railway Co. Ltd. (A Shares)	6,400	6,484
Datang International Power Generation Co. Ltd. (H Shares)	26,000	3,761
Dawning Information Industry Co. Ltd. (A Shares)	2,900	19,598
Dong E-E-Jiao Co. Ltd. (A Shares)	3,000	12,997
Dongfang Electric Corp. Ltd. (A Shares)	17,000	20,494
Dongfeng Motor Group Co. Ltd. (H Shares)	54,000	35,816
Dongxing Securities Co. Ltd. (A Shares)	14,600	21,866
East Money Information Co. Ltd. (A Shares)	8,300	21,093
Eve Energy Co. Ltd. (A shares) (a)	1,700	15,911
Everbright Securities Co. Ltd. (A Shares)	15,500	24,201
Focus Media Information Technology Co. Ltd. (A Shares)	7,100	4,808
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	2,500	43,099
Founder Securities Co. Ltd. (A Shares)	17,400	17,302
Foxconn Industrial Internet Co. Ltd. (A Shares)	3,100	6,376
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	8,500	23,660
(H Shares) (b)	7,600	16,581
Gemdale Corp. (A Shares)	10,100	18,962
GF Securities Co. Ltd. (H Shares)	40,600	44,056
Gigadevice Semiconductor Beijing, Inc. (A Shares)	500	19,401
Glodon Co. Ltd. (A Shares)	2,900	21,270
GoerTek, Inc. (A Shares)	2,600	6,999
Great Wall Motor Co. Ltd. (H Shares)	68,500	45,796
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,800	13,751
Greenland Holdings Corp. Ltd. (A Shares)	40,000	31,724
Guangdong Haid Group Co. Ltd. (A Shares)	5,900	35,925
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)	8,400	10,849
Guangzhou Automobile Group Co. Ltd.	11,000	15,148
Guangzhou Automobile Group Co. Ltd. (H Shares)	46,000	41,276
Guangzhou Baiyunshan Pharma Health (A Shares)	2,800	12,127
Guangzhou R&F Properties Co. Ltd. (H Shares)	22,400	28,445
Guosen Securities Co. Ltd. (A Shares)	7,300	10,894
Guotai Junan Securities Co. Ltd.:
(A Shares)	9,600	22,692
(H Shares) (b)	23,600	33,591
Haier Smart Home Co. Ltd. (A Shares)	4,200	9,052
Haitong Securities Co. Ltd.:
(A Shares)	7,300	13,114
(H Shares)	73,200	66,269
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	10,300	46,177
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	1,400	14,986
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	4,900	27,821
Hengli Petrochemical Co. Ltd. (A Shares)	4,500	8,888
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	400	6,621
Huadian Power International Corp. Ltd.:
(A Shares)	35,600	18,430
(H Shares)	16,000	5,566
Huadong Medicine Co. Ltd. (A Shares)	1,600	4,469
Hualan Biological Engineer, Inc. (A Shares)	4,810	26,298
Huaneng Power International, Inc. (H Shares)	128,000	48,121
Huatai Securities Co. Ltd. (H Shares) (b)	57,600	95,523
HUAXI Securities Co. Ltd.	11,900	16,893
Huaxia Bank Co. Ltd. (A Shares)	41,900	38,717
Huayu Automotive Systems Co. Ltd. (A Shares)	2,600	7,393
Hundsun Technologies, Inc. (A Shares)	700	10,037
iFlytek Co. Ltd. (A Shares)	4,400	20,393
Industrial & Commercial Bank of China Ltd.:
(A Shares)	28,800	20,990
(H Shares)	1,387,000	929,996
Industrial Bank Co. Ltd. (A Shares)	22,800	53,184
Industrial Securities Co. Ltd. (A Shares)	31,900	26,896
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	8,000	32,755
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	62,400	9,501
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	101,963	62,590
Inspur Electronic Information Industry Co. Ltd. (A Shares)	3,245	18,940
Jiangsu Expressway Co. Ltd. (H Shares)	18,000	21,486
Jiangsu Hengli Hydraulic Co. Ltd.	1,700	16,555
Jiangsu Hengrui Medicine Co. Ltd. (A Shares) (a)	5,300	68,831
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	3,300	15,092
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	1,900	26,292
Jiangxi Copper Co. Ltd.:
(A Shares)	13,500	24,168
(H Shares)	23,000	22,376
Jiangxi Ganfeng Lithium Co. Ltd.	2,000	12,813
Jinke Properties Group Co. Ltd. (A Shares)	14,000	15,589
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	2,600	17,203
Kweichow Moutai Co. Ltd. (A Shares)	1,000	177,889
Legend Holdings Corp.:
(H Shares) (b)	5,700	6,670
rights (a)(d)	438	73
Lens Technology Co. Ltd. (A Shares)	6,200	15,590
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	3,400	18,140
LONGi Green Energy Technology Co. Ltd.	3,100	13,393
Luxshare Precision Industry Co. Ltd. (A Shares)	5,880	38,717
Luzhou Laojiao Co. Ltd. (A Shares)	1,600	17,717
Maanshan Iron & Steel Co. Ltd. (A Shares)	26,900	9,929
Mango Excellent Media Co. Ltd. (A Shares)	3,100	20,108
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)	6,900	11,086
Metallurgical Corp. China Ltd. (H Shares)	147,000	25,513
Muyuan Foodstuff Co. Ltd. (A Shares)	1,600	28,600
NARI Technology Co. Ltd. (A Shares)	4,600	12,965
NAURA Technology Group Co. Ltd.	800	16,834
New China Life Insurance Co. Ltd.	3,400	21,376
New China Life Insurance Co. Ltd. (H Shares)	16,300	56,475
O-film Tech Co. Ltd. (A Shares) (a)	6,400	13,536
Orient Securities Co. Ltd. (A Shares)	4,800	6,311
People's Insurance Co. of China Group Ltd.:
(A Shares)	31,400	27,852
(H Shares)	136,000	44,510
Perfect World Co. Ltd. (A Shares)	2,600	17,229
PetroChina Co. Ltd.:
(A Shares)	10,000	6,261
(H Shares)	456,000	163,791
PICC Property & Casualty Co. Ltd. (H Shares)	154,000	147,370
Ping An Bank Co. Ltd. (A Shares)	9,800	19,094
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	5,800	60,345
(H Shares)	125,000	1,272,033
Poly Developments & Holdings (A Shares)	17,700	40,122
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	152,000	90,828
Power Construction Corp. of China Ltd. (A Shares)	10,500	5,269
Risesun Real Estate Development Co. Ltd. (A Shares)	23,400	26,521
Rongsheng Petrochemical Co. Ltd. (A Shares)	10,100	16,949
SAIC Motor Corp. Ltd. (A Shares)	13,700	36,219
Sanan Optoelectronics Co. Ltd. (A Shares)	3,300	10,059
Sangfor Technologies, Inc.	600	16,156
Sany Heavy Industry Co. Ltd. (A Shares)	9,500	26,044
SDIC Capital Co. Ltd.	8,100	13,509
SDIC Power Holdings Co. Ltd. (A Shares)	16,800	18,200
Seazen Holdings Co. Ltd. (A Shares)	2,700	11,963
SF Holding Co. Ltd. (A Shares)	2,900	18,938
Shaanxi Coal Industry Co. Ltd. (A Shares)	15,100	16,019
Shandong Gold Mining Co. Ltd. (A Shares)	3,000	15,246
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	48,000	72,919
Shanghai Electric Group Co. Ltd.:
(A Shares)	31,400	21,434
(H Shares)	42,000	12,909
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	5,200	24,391
(H Shares)	9,000	34,002
Shanghai International Airport Co. Ltd. (A Shares)	1,400	13,865
Shanghai International Port Group Co. Ltd. (A Shares)	7,000	4,104
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	241,555	199,357
Shanghai M&G Stationery, Inc. (A Shares)	2,100	15,161
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	25,200	44,357
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	37,900	56,661
Shanghaioriental Pearl Media Co. Ltd.	11,800	14,935
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	700	10,518
Shengyi Technology Co. Ltd.	3,500	15,823
Shennan Circuits Co. Ltd. (A Shares)	600	19,292
Shenwan Hongyuan Group Co. Ltd. (A Shares)	14,000	8,580
Shenzhen Expressway Co. Ltd. (H Shares)	16,000	18,345
Shenzhen Goodix Technology Co. Ltd. (A Shares)	500	16,502
Shenzhen Inovance Technology Co. Ltd. (A Shares)	5,600	25,679
Shenzhen Kangtai Biological Products Co. Ltd.	600	11,214
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	300	10,733
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	39,100	35,818
Shenzhen Sunway Communication Co. Ltd. (A Shares) (a)	2,000	11,447
Sichuan Chuantou Energy Co. Ltd. (A Shares)	25,900	32,808
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	1,400	3,808
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	3,300	15,223
Sinopec Engineering Group Co. Ltd. (H Shares)	23,500	11,267
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	102,000	27,693
Sinopharm Group Co. Ltd. (H Shares)	28,000	75,498
Sinotrans Ltd. (H Shares)	41,000	9,945
Songcheng Performance Development Co. Ltd. (A Shares)	3,400	14,247
Suning.com Co. Ltd. (A Shares)	4,400	5,206
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	3,400	12,440
TCL Corp. (A Shares)	26,000	16,811
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	5,600	13,487
Tianqi Lithium Corp. (A Shares)	2,800	6,433
Tongwei Co. Ltd. (A Shares)	3,000	6,311
Topchoice Medical Corp. (a)	700	12,024
TravelSky Technology Ltd. (H Shares)	19,000	33,553
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	72,899
Unisplendour Corp. Ltd. (A Shares)	3,400	19,880
Walvax Biotechnology Co. Ltd. (A Shares)	1,400	7,934
Wanhua Chemical Group Co. Ltd. (A Shares)	4,900	30,818
Weichai Power Co. Ltd.:
(A Shares)	12,400	23,221
(H Shares)	36,000	63,252
Wens Foodstuffs Group Co. Ltd. (A Shares)	3,500	14,859
Western Securities Co. Ltd. (A Shares)	22,100	24,577
Will Semiconductor Ltd.	800	21,683
Wingtech Technology Co. Ltd. (A Shares) (a)	1,200	17,819
Wuchan Zhongda Group Co. Ltd.	23,200	15,264
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	4,400	22,299
Wuliangye Yibin Co. Ltd. (A Shares)	3,200	60,793
WuXi AppTec Co. Ltd.	2,200	31,058
WuXi AppTec Co. Ltd. (H Shares) (b)	2,660	37,503
XCMG Construction Machinery Co. Ltd. (A Shares)	35,400	27,492
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	5,236	7,347
(H Shares)	29,616	29,038
Yanzhou Coal Mining Co. Ltd. (H Shares)	56,000	42,547
Yonghui Superstores Co. Ltd. (A Shares)	13,100	18,696
Yonyou Network Technology Co. Ltd. (A Shares)	3,400	22,025
Yunda Holding Co. Ltd. (A Shares)	3,300	13,722
Yunnan Baiyao Group Co. Ltd. (A Shares)	2,100	26,719
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,100	21,601
Zhaojin Mining Industry Co. Ltd. (H Shares)	30,500	34,267
Zhejiang Chint Electric Co. Ltd. (A Shares)	6,700	23,416
Zhejiang Dahua Technology Co. Ltd. (A Shares)	6,800	16,009
Zhejiang Expressway Co. Ltd. (H Shares)	30,000	22,689
Zhejiang Longsheng Group Co. Ltd. (A Shares)	2,600	4,400
Zhejiang NHU Co. Ltd. (A Shares)	5,300	20,292
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,500	19,894
Zhejiang Supor Cookware Co. Ltd.	1,500	13,898
Zheshang Securities Co. Ltd.	10,600	14,446
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	6,600	22,891
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	2,600	10,883
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	13,000	39,769
Zijin Mining Group Co. Ltd.:
(A Shares)	33,100	18,079
(H Shares)	106,000	43,277
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	39,900	35,890
ZTE Corp. (H Shares) (a)	27,400	77,231

TOTAL CHINA		14,718,332

Colombia - 0.0%
Bancolombia SA	3,496	22,359
Ecopetrol SA	97,783	51,621
Grupo de Inversiones Suramerica SA	5,171	28,108
Interconexion Electrica SA ESP	7,981	36,690
Inversiones Argos SA	6,602	15,375

TOTAL COLOMBIA		154,153

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	3,257	60,743
Komercni Banka A/S	1,308	27,728
MONETA Money Bank A/S (b)	11,562	24,182

TOTAL CZECH REPUBLIC		112,653

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	85	78,456
Series B	125	124,407
Carlsberg A/S Series B	2,199	277,279
Christian Hansen Holding A/S	2,117	182,436
Coloplast A/S Series B	2,486	393,204
Danske Bank A/S (a)	14,012	166,269
DSV A/S	4,471	461,332
Genmab A/S (a)	1,449	348,458
H Lundbeck A/S	1,209	44,051
ISS Holdings A/S	2,971	44,330
Novo Nordisk A/S Series B	37,160	2,370,437
Novozymes A/S Series B	4,540	222,425
ORSTED A/S (b)	3,964	400,752
Pandora A/S	1,933	68,670
Tryg A/S	2,406	63,708
Vestas Wind Systems A/S	4,042	347,099
William Demant Holding A/S (a)	2,276	54,399

TOTAL DENMARK		5,647,712

Egypt - 0.0%
Commercial International Bank SAE	23,365	95,018
Commercial International Bank SAE sponsored GDR	4,202	16,136
Eastern Tobacco Co.	12,960	9,874
Elsewedy Electric Co.	7,370	4,169

TOTAL EGYPT		125,197

Finland - 0.7%
Elisa Corp. (A Shares)	2,983	181,229
Fortum Corp.	9,536	158,318
Kone OYJ (B Shares)	7,068	428,479
Metso Corp.	2,047	56,820
Neste Oyj	8,908	315,600
Nokia Corp.	121,074	436,464
Nokian Tyres PLC	2,643	56,580
Nordea Bank ABP (Stockholm Stock Exchange)	67,780	434,737
Orion Oyj (B Shares)	1,992	101,244
Sampo Oyj (A Shares)	9,356	310,128
Stora Enso Oyj (R Shares)	13,580	160,722
UPM-Kymmene Corp.	11,474	317,614
Wartsila Corp.	8,707	63,967

TOTAL FINLAND		3,021,902

France - 6.0%
Accor SA	3,977	110,350
Aeroports de Paris SA	636	62,308
Air Liquide SA	9,835	1,249,580
Alstom SA	4,048	166,045
Amundi SA (b)	1,157	76,835
Arkema SA	1,400	116,138
Atos Origin SA	2,105	150,078
AXA SA	40,648	722,579
bioMerieux SA	827	102,680
BNP Paribas SA	23,634	742,494
Bollore SA (a)	79	211
Bollore SA	17,431	46,264
Bouygues SA	4,522	139,297
Bureau Veritas SA	5,893	122,312
Capgemini SA	3,382	317,767
Carrefour SA	12,889	190,609
Casino Guichard Perrachon SA	1,194	44,788
CNP Assurances	3,518	36,335
Compagnie de St. Gobain	10,661	283,667
Covivio	1,077	67,450
Covivio rights (a)(e)	1,077	5,665
Credit Agricole SA	24,499	197,057
Danone SA	12,934	901,462
Dassault Aviation SA	42	34,289
Dassault Systemes SA	2,717	397,635
Edenred SA	5,081	204,736
EDF SA	12,994	103,578
Eiffage SA	1,860	152,260
ENGIE	38,429	417,081
Essilor International SA	5,920	735,409
Eurazeo SA	658	31,482
Eutelsat Communications	3,591	40,296
Faurecia SA	1,626	58,908
Gecina SA	1,052	137,303
Groupe Eurotunnel SA	8,979	114,435
Hermes International SCA	654	478,603
ICADE	588	45,202
Iliad SA (c)	267	39,793
Ingenico SA	1,286	161,642
Ipsen SA	720	53,456
JCDecaux SA	1,707	35,392
Kering SA	1,593	810,367
Klepierre SA	4,108	83,080
L'Oreal SA	5,244	1,524,647
Legrand SA	5,618	376,646
LVMH Moet Hennessy Louis Vuitton SE	5,816	2,248,425
Michelin CGDE Series B	3,667	354,310
Natixis SA	20,190	47,813
Orange SA	41,846	508,389
Pernod Ricard SA	4,491	684,575
Peugeot Citroen SA	12,944	185,465
Publicis Groupe SA	4,424	130,592
Remy Cointreau SA	476	53,101
Renault SA	3,797	75,338
Safran SA	6,945	645,685
Sanofi SA	23,689	2,315,336
Sartorius Stedim Biotech	547	131,275
Schneider Electric SA	11,599	1,071,891
SCOR SE	3,070	86,496
SEB SA	450	54,146
Societe Generale Series A	17,294	271,326
Sodexo SA	1,822	144,756
SR Teleperformance SA	1,246	279,230
Suez Environnement SA	6,983	78,934
Thales SA	2,314	175,325
Total SA	50,399	1,788,782
Ubisoft Entertainment SA (a)	1,810	134,631
Valeo SA	4,725	109,616
Veolia Environnement SA	11,642	248,190
VINCI SA	10,862	889,837
Vivendi SA	17,891	386,681
Wendel SA	469	40,088
Worldline SA (a)(b)	2,890	196,291

TOTAL FRANCE		25,224,735

Germany - 4.7%
adidas AG	3,798	869,486
Allianz SE	8,754	1,620,078
BASF AG	19,469	996,356
Bayer AG	20,757	1,367,978
Bayerische Motoren Werke AG (BMW)	7,108	421,012
Beiersdorf AG	2,114	221,423
Brenntag AG	3,204	144,622
Carl Zeiss Meditec AG	903	89,010
Commerzbank AG	22,551	83,380
Continental AG	2,423	202,470
Covestro AG (b)	4,192	140,938
Daimler AG (Germany)	19,243	664,992
Delivery Hero AG (a)(b)	2,377	200,572
Deutsche Bank AG	41,720	309,882
Deutsche Borse AG	3,965	614,728
Deutsche Lufthansa AG	4,439	39,741
Deutsche Post AG	21,096	626,703
Deutsche Telekom AG	70,098	1,024,807
Deutsche Wohnen AG (Bearer)	7,505	304,301
E.ON AG	47,539	476,212
Evonik Industries AG	4,428	108,985
Fraport AG Frankfurt Airport Services Worldwide	740	32,470
Fresenius Medical Care AG & Co. KGaA	4,556	357,056
Fresenius SE & Co. KGaA	9,043	392,724
GEA Group AG	2,917	67,065
Hannover Reuck SE	1,259	200,743
HeidelbergCement AG	3,027	143,514
Henkel AG & Co. KGaA	2,102	163,858
Hochtief AG	561	44,110
Infineon Technologies AG	26,542	493,441
KION Group AG	1,211	60,130
Knorr-Bremse AG	961	89,367
Lanxess AG	1,791	88,242
Merck KGaA	3,022	351,367
Metro Wholesale & Food Specialist AG	3,213	27,914
MTU Aero Engines Holdings AG	1,144	155,829
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,039	668,722
Puma AG	1,652	103,878
RWE AG	12,577	361,653
SAP SE	20,568	2,449,799
Siemens AG	16,125	1,488,066
Siemens Healthineers AG (b)	3,013	132,644
Symrise AG	2,705	274,043
Telefonica Deutschland Holding AG	18,066	51,375
Thyssenkrupp AG (a)	7,506	50,011
TUI AG	2,009	8,051
TUI AG (GB)	7,227	28,809
Uniper SE	4,154	111,528
United Internet AG	2,061	71,031
Volkswagen AG	984	146,975
Vonovia SE	10,738	530,114
Wirecard AG (c)	2,506	248,256
Zalando SE (a)(b)	2,901	141,436

TOTAL GERMANY		20,061,897

Greece - 0.1%
Alpha Bank AE (a)	22,659	16,562
EFG Eurobank Ergasias SA (a)	51,214	20,664
Ff Group (a)(d)	256	337
Greek Organization of Football Prognostics SA	4,644	41,731
Hellenic Telecommunications Organization SA	5,398	71,576
Jumbo SA	3,074	48,138
Motor Oil (HELLAS) Corinth Refineries SA	1,107	16,268
National Bank of Greece SA (a)	8,731	11,855

TOTAL GREECE		227,131

Hong Kong - 2.5%
AIA Group Ltd.	253,400	2,325,647
Bank of East Asia Ltd.	29,253	61,970
Beijing Enterprises Holdings Ltd.	9,000	31,883
BOC Hong Kong (Holdings) Ltd.	76,500	234,789
BYD Electronic International Co. Ltd.	18,500	42,600
China Everbright International Ltd.	69,888	40,416
China Everbright Ltd.	20,000	30,576
China Jinmao Holdings Group Ltd.	98,000	68,998
China Merchants Holdings International Co. Ltd.	38,131	49,077
China Mobile Ltd.	129,000	1,037,039
China Overseas Land and Investment Ltd.	78,000	288,128
China Power International Development Ltd.	84,000	17,108
China Resources Beer Holdings Co. Ltd.	30,000	141,294
China Resources Pharmaceutical Group Ltd. (b)	27,000	16,957
China Resources Power Holdings Co. Ltd.	48,000	56,853
China Taiping Insurance Group Ltd.	32,200	54,289
China Unicom Ltd.	142,000	91,836
CITIC Pacific Ltd.	133,000	138,134
CLP Holdings Ltd.	34,500	369,292
CNOOC Ltd.	382,000	422,348
CSPC Pharmaceutical Group Ltd.	102,000	201,931
Far East Horizon Ltd.	45,000	36,429
Fosun International Ltd.	50,500	63,401
Galaxy Entertainment Group Ltd.	49,000	315,144
Guangdong Investment Ltd.	62,000	128,865
Hang Lung Properties Ltd.	38,000	81,290
Hang Seng Bank Ltd.	15,700	274,594
Henderson Land Development Co. Ltd.	30,010	122,309
Hong Kong & China Gas Co. Ltd.	214,121	383,748
Hong Kong Exchanges and Clearing Ltd.	25,349	812,744
Hua Hong Semiconductor Ltd. (b)	9,000	17,394
i-CABLE Communications Ltd. (a)	531	4
Lenovo Group Ltd.	168,000	90,753
Link (REIT)	45,300	403,815
MTR Corp. Ltd.	31,544	174,764
New World Development Co. Ltd.	136,070	160,759
PCCW Ltd.	89,000	54,520
Power Assets Holdings Ltd.	29,000	194,308
Shanghai Industrial Holdings Ltd.	5,000	8,506
Shenzhen Investment Ltd.	60,682	19,921
Sino Land Ltd.	55,666	77,795
Sino-Ocean Group Holding Ltd.	53,500	13,934
Sinotruk Hong Kong Ltd.	10,000	20,275
SJM Holdings Ltd.	50,000	49,367
Sun Art Retail Group Ltd.	51,000	84,909
Sun Hung Kai Properties Ltd.	33,000	451,236
Swire Pacific Ltd. (A Shares)	9,500	61,780
Swire Properties Ltd.	22,800	63,949
Techtronic Industries Co. Ltd.	30,000	227,475
Vitasoy International Holdings Ltd.	16,000	57,064
Wharf Holdings Ltd.	19,000	35,991
Wheelock and Co. Ltd.	16,000	117,264
Winteam Pharmaceutical Group Ltd.	36,000	15,801
Yuexiu Property Co. Ltd.	110,000	20,914

TOTAL HONG KONG		10,362,187

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	7,645	48,532
OTP Bank PLC	4,393	130,289
Richter Gedeon PLC	3,352	71,799

TOTAL HUNGARY		250,620

India - 2.1%
Adani Ports & Special Economic Zone Ltd.	11,039	42,393
Ambuja Cements Ltd.	13,243	29,996
Ashok Leyland Ltd.	19,792	13,606
Asian Paints Ltd.	6,299	147,005
Aurobindo Pharma Ltd.	4,598	37,615
Avenue Supermarts Ltd. (a)(b)	2,480	77,745
Axis Bank Ltd.	44,891	262,326
Bajaj Auto Ltd.	1,790	62,260
Bajaj Finance Ltd.	4,195	128,291
Bajaj Finserv Ltd.	689	46,393
Bandhan Bank Ltd. (b)	8,451	29,007
Berger Paints India Ltd.	5,431	36,528
Bharat Forge Ltd.	5,408	22,050
Bharat Petroleum Corp. Ltd.	12,135	59,380
Bharti Airtel Ltd. (a)	52,168	355,342
Bharti Infratel Ltd.	4,557	10,545
Bosch Ltd.	124	17,323
Britannia Industries Ltd.	1,260	52,738
Cipla Ltd.	8,398	65,371
Coal India Ltd.	25,089	49,069
Colgate-Palmolive Ltd.	1,678	32,396
Container Corp. of India Ltd.	4,573	22,629
Dabur India Ltd.	11,122	71,966
Divi's Laboratories Ltd.	1,746	53,849
DLF Ltd.	12,340	23,659
Dr. Reddy's Laboratories Ltd.	2,312	119,780
Eicher Motors Ltd.	329	63,900
GAIL India Ltd. (a)	37,668	47,672
Godrej Consumer Products Ltd.	7,618	54,680
Grasim Industries Ltd.	6,369	42,282
Havells India Ltd.	5,734	42,744
HCL Technologies Ltd.	21,945	157,419
HDFC Asset Management Co. Ltd. (a)(b)	787	26,350
HDFC Standard Life Insurance Co. Ltd. (a)(b)	9,557	63,303
Hero Motocorp Ltd.	1,976	56,374
Hindalco Industries Ltd.	24,088	40,865
Hindustan Petroleum Corp. Ltd. (a)	10,019	29,246
Hindustan Unilever Ltd.	17,250	499,583
Housing Development Finance Corp. Ltd.	34,947	884,154
ICICI Bank Ltd.	101,998	511,810
ICICI Lombard General Insurance Co. Ltd. (b)	3,310	56,593
ICICI Prudential Life Insurance Co. Ltd. (b)	6,226	33,957
Indian Oil Corp. Ltd.	37,395	41,697
Info Edge India Ltd.	1,245	41,821
Infosys Ltd.	67,144	627,729
Infosys Ltd. sponsored ADR	4,735	43,704
InterGlobe Aviation Ltd. (a)(b)	1,526	20,019
ITC Ltd.	71,537	172,381
JSW Steel Ltd.	16,173	38,206
Larsen & Toubro Ltd.	11,809	140,061
LIC Housing Finance Ltd.	5,808	21,730
Lupin Ltd.	4,076	44,958
Mahindra & Mahindra Financial Services Ltd.	7,101	15,465
Mahindra & Mahindra Ltd.	13,592	65,588
Marico Ltd.	10,335	39,266
Maruti Suzuki India Ltd.	2,414	171,408
Motherson Sumi Systems Ltd. (a)	15,831	18,246
Nestle India Ltd.	466	110,558
NTPC Ltd.	54,926	68,826
Oil & Natural Gas Corp. Ltd.	48,863	51,718
Page Industries Ltd.	126	30,365
Petronet LNG Ltd.	13,276	42,779
Pidilite Industries Ltd.	2,547	51,358
Piramal Enterprises Ltd.	1,964	25,247
Power Grid Corp. of India Ltd.	40,988	87,869
Rec Ltd.	11,242	14,188
Reliance Industries Ltd.	60,578	1,178,054
SBI Life Insurance Co. Ltd. (b)	6,371	61,252
Shree Cement Ltd.	191	49,879
Shriram Transport Finance Co. Ltd.	1,734	17,790
Siemens India Ltd.	1,738	26,224
State Bank of India (a)	34,829	87,179
Sun Pharmaceutical Industries Ltd.	15,666	95,565
Tata Consultancy Services Ltd.	18,893	500,242
Tata Motors Ltd. (a)	30,398	36,815
Tata Power Co. Ltd.	18,370	7,669
Tata Steel Ltd.	6,621	25,717
Tech Mahindra Ltd.	8,869	63,799
Titan Co. Ltd.	7,398	94,627
Ultratech Cemco Ltd.	1,989	92,606
United Spirits Ltd. (a)	6,382	45,432
UPL Ltd.	10,118	56,001
Vedanta Ltd. (a)	33,209	38,718
Wipro Ltd.	22,076	56,059
Zee Entertainment Enterprises Ltd. (a)	15,573	32,645

TOTAL INDIA		9,031,654

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	164,700	16,764
PT Adaro Energy Tbk	208,200	12,759
PT Astra International Tbk	404,000	103,330
PT Bank Central Asia Tbk	216,100	374,326
PT Bank Mandiri (Persero) Tbk	379,000	112,662
PT Bank Negara Indonesia (Persero) Tbk	141,000	38,478
PT Bank Rakyat Indonesia Tbk	1,295,300	235,599
PT Bank Tabungan Negara Tbk	60,700	3,575
PT Barito Pacific Tbk (a)	437,000	42,314
PT Bumi Serpong Damai Tbk (a)	121,200	5,702
PT Charoen Pokphand Indonesia Tbk	152,100	46,770
PT Gudang Garam Tbk	7,900	24,014
PT Hanjaya Mandala Sampoerna Tbk	154,100	16,411
PT Indah Kiat Pulp & Paper Tbk	46,100	17,017
PT Indocement Tunggal Prakarsa Tbk	30,000	23,285
PT Indofood CBP Sukses Makmur Tbk	40,100	26,532
PT Indofood Sukses Makmur Tbk	70,000	30,542
PT Jasa Marga Tbk	32,800	6,906
PT Kalbe Farma Tbk	362,600	35,029
PT Pabrik Kertas Tjiwi Kimia Tbk	23,500	7,818
PT Pakuwon Jati Tbk	192,000	4,822
PT Perusahaan Gas Negara Tbk Series B	177,600	10,077
PT Semen Gresik (Persero) Tbk	47,900	25,426
PT Tambang Batubara Bukit Asam Tbk	41,200	5,158
PT Telekomunikasi Indonesia Tbk Series B	1,177,600	270,792
PT Unilever Indonesia Tbk	140,000	77,630
PT United Tractors Tbk	31,800	34,683
PT XL Axiata Tbk (a)	81,300	13,777

TOTAL INDONESIA		1,622,198

Ireland - 0.4%
AIB Group PLC	13,899	19,039
Bank Ireland Group PLC	17,931	36,214
CRH PLC	16,013	485,812
CRH PLC sponsored ADR	1,081	32,560
DCC PLC (United Kingdom)	2,072	147,656
James Hardie Industries PLC CDI	9,846	141,345
Kerry Group PLC Class A	3,349	384,249
Kingspan Group PLC (Ireland)	3,107	158,323
Paddy Power Betfair PLC (Ireland)	1,604	196,340
Smurfit Kappa Group PLC	4,461	139,911

TOTAL IRELAND		1,741,449

Isle of Man - 0.0%
Gaming VC Holdings SA	10,860	103,133
NEPI Rockcastle PLC	6,650	28,457

TOTAL ISLE OF MAN		131,590

Israel - 0.4%
Azrieli Group	708	42,062
Bank Hapoalim BM (Reg.)	23,124	149,119
Bank Leumi le-Israel BM	30,125	163,242
Check Point Software Technologies Ltd. (a)	2,562	270,906
CyberArk Software Ltd. (a)	873	86,217
Elbit Systems Ltd. (Israel)	518	70,508
Isracard Ltd.	1,030	2,704
Israel Chemicals Ltd.	12,468	43,527
Israel Discount Bank Ltd. (Class A)	21,357	69,658
Mizrahi Tefahot Bank Ltd.	2,822	58,075
NICE Systems Ltd. (a)	1,144	190,437
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	23,477	252,143
Wix.com Ltd. (a)	1,054	137,874

TOTAL ISRAEL		1,536,472

Italy - 1.0%
Assicurazioni Generali SpA	22,345	318,695
Atlantia SpA	10,701	175,424
Davide Campari-Milano SpA	12,605	97,659
Enel SpA	169,241	1,155,992
Eni SpA	53,340	508,135
FinecoBank SpA	13,081	145,355
Intesa Sanpaolo SpA	310,571	484,958
Leonardo SpA	7,976	55,013
Mediobanca SpA	14,171	82,383
Moncler SpA	3,838	144,261
Pirelli & C. SpA (b)	6,856	26,702
Poste Italiane SpA (b)	9,973	84,721
Prysmian SpA	4,835	90,974
Recordati SpA	2,073	90,118
Snam Rete Gas SpA	43,098	193,072
Telecom Italia SpA	183,183	72,744
Terna SpA	29,329	183,842
UniCredit SpA	42,446	326,950

TOTAL ITALY		4,236,998

Japan - 15.5%
ABC-MART, Inc.	700	35,941
ACOM Co. Ltd.	9,500	38,774
Advantest Corp.	4,300	208,642
AEON Co. Ltd.	13,800	277,816
AEON Financial Service Co. Ltd.	2,400	25,271
AEON MALL Co. Ltd.	2,400	30,549
Agc, Inc.	3,700	91,243
Air Water, Inc.	3,600	48,843
Aisin Seiki Co. Ltd.	3,700	107,399
Ajinomoto Co., Inc.	9,300	165,640
Alfresa Holdings Corp.	3,700	74,403
Alps Electric Co. Ltd.	5,000	51,572
Amada Co. Ltd.	6,500	58,754
Ana Holdings, Inc.	2,600	55,250
Aozora Bank Ltd.	2,300	40,931
Asahi Group Holdings	8,000	275,083
ASAHI INTECC Co. Ltd.	3,900	104,046
Asahi Kasei Corp.	27,600	195,808
Astellas Pharma, Inc.	40,000	661,566
Bandai Namco Holdings, Inc.	4,300	214,856
Bank of Kyoto Ltd.	1,400	48,400
Benesse Holdings, Inc.	1,200	34,329
Bridgestone Corp.	12,100	376,640
Brother Industries Ltd.	4,100	70,145
Calbee, Inc.	1,800	54,764
Canon, Inc.	21,000	441,738
Casio Computer Co. Ltd.	4,100	64,706
Central Japan Railway Co.	3,000	472,063
Chiba Bank Ltd.	10,800	50,112
Chubu Electric Power Co., Inc.	13,700	185,279
Chugai Pharmaceutical Co. Ltd.	4,700	560,248
Chugoku Electric Power Co., Inc.	6,100	82,194
Coca-Cola West Co. Ltd.	2,700	48,935
Concordia Financial Group Ltd.	21,800	66,795
Credit Saison Co. Ltd.	3,700	42,021
CyberAgent, Inc.	2,000	83,972
Dai Nippon Printing Co. Ltd.	5,100	107,529
Dai-ichi Mutual Life Insurance Co.	23,000	288,241
Daicel Chemical Industries Ltd.	5,200	42,447
Daifuku Co. Ltd.	2,100	147,351
Daiichi Sankyo Kabushiki Kaisha	12,000	824,895
Daikin Industries Ltd.	5,200	667,321
Dainippon Sumitomo Pharma Co. Ltd.	2,900	40,123
Daito Trust Construction Co. Ltd.	1,500	144,178
Daiwa House Industry Co. Ltd.	12,000	304,084
Daiwa House REIT Investment Corp.	40	97,097
Daiwa Securities Group, Inc.	32,300	134,317
DENSO Corp.	9,200	323,396
Dentsu Group, Inc.	4,700	98,154
Disco Corp.	600	136,141
East Japan Railway Co.	6,300	460,026
Eisai Co. Ltd.	5,300	369,998
Electric Power Development Co. Ltd.	2,800	56,357
FamilyMart Co. Ltd.	5,300	89,875
Fanuc Corp.	4,100	669,175
Fast Retailing Co. Ltd.	1,200	569,096
Fuji Electric Co. Ltd.	2,900	69,172
Fujifilm Holdings Corp.	7,600	362,007
Fujitsu Ltd.	4,100	398,309
Fukuoka Financial Group, Inc.	4,100	58,575
GMO Payment Gateway, Inc.	900	80,930
Hakuhodo DY Holdings, Inc.	4,500	50,403
Hamamatsu Photonics K.K.	2,900	127,820
Hankyu Hanshin Holdings, Inc.	4,700	162,046
Hikari Tsushin, Inc.	400	78,237
Hino Motors Ltd.	5,800	34,503
Hirose Electric Co. Ltd.	710	78,532
Hisamitsu Pharmaceutical Co., Inc.	1,100	52,071
Hitachi Chemical Co. Ltd.	2,100	90,113
Hitachi Construction Machinery Co. Ltd.	2,100	49,271
Hitachi Ltd.	20,500	608,428
Hitachi Metals Ltd.	4,400	43,297
Honda Motor Co. Ltd.	34,400	835,376
Hoshizaki Corp.	1,200	92,140
Hoya Corp.	8,000	735,480
Hulic Co. Ltd.	6,600	65,929
Idemitsu Kosan Co. Ltd.	3,766	85,575
IHI Corp.	2,700	33,466
Iida Group Holdings Co. Ltd.	3,000	40,227
INPEX Corp.	22,600	145,885
Isetan Mitsukoshi Holdings Ltd.	6,800	41,367
Isuzu Motors Ltd.	12,500	94,994
Itochu Corp.	28,400	556,785
ITOCHU Techno-Solutions Corp.	2,000	61,501
J. Front Retailing Co. Ltd.	4,600	37,527
Japan Airlines Co. Ltd.	1,900	33,892
Japan Airport Terminal Co. Ltd.	1,200	49,481
Japan Exchange Group, Inc.	10,600	198,735
Japan Post Bank Co. Ltd.	7,400	68,887
Japan Post Holdings Co. Ltd.	31,900	255,165
Japan Post Insurance Co. Ltd.	4,200	54,088
Japan Prime Realty Investment Corp.	15	41,793
Japan Real Estate Investment Corp.	28	152,374
Japan Retail Fund Investment Corp.	57	62,888
Japan Tobacco, Inc.	25,600	476,750
JFE Holdings, Inc.	10,400	69,015
JGC Corp.	4,000	38,627
JSR Corp.	3,700	70,335
JTEKT Corp.	4,400	32,232
JX Holdings, Inc.	65,600	232,576
Kajima Corp.	10,600	110,142
Kakaku.com, Inc.	2,500	51,251
Kamigumi Co. Ltd.	2,200	39,012
Kansai Electric Power Co., Inc.	14,500	148,584
Kansai Paint Co. Ltd.	3,800	72,980
Kao Corp.	10,100	778,875
Kawasaki Heavy Industries Ltd.	2,800	42,308
KDDI Corp.	37,000	1,071,679
Keihan Electric Railway Co., Ltd.	2,100	94,810
Keihin Electric Express Railway Co. Ltd.	4,900	80,909
Keio Corp.	2,200	124,449
Keisei Electric Railway Co.	2,800	84,460
Keyence Corp.	3,800	1,372,837
Kikkoman Corp.	3,200	147,040
Kintetsu Group Holdings Co. Ltd.	3,500	168,290
Kirin Holdings Co. Ltd.	17,500	337,719
Kobayashi Pharmaceutical Co. Ltd.	1,100	101,887
Koito Manufacturing Co. Ltd.	2,300	87,658
Komatsu Ltd.	19,800	374,634
Konami Holdings Corp.	1,900	59,659
Konica Minolta, Inc.	7,700	29,796
Kose Corp.	800	100,340
Kubota Corp.	22,100	274,453
Kuraray Co. Ltd.	6,800	68,024
Kurita Water Industries Ltd.	2,000	56,469
Kyocera Corp.	6,800	363,327
Kyowa Hakko Kirin Co., Ltd.	5,000	116,048
Kyushu Electric Power Co., Inc.	6,900	54,845
Kyushu Railway Co.	3,300	89,269
Lawson, Inc.	1,100	57,094
LINE Corp. (a)	1,200	58,929
Lion Corp.	4,700	98,585
LIXIL Group Corp.	5,000	60,942
M3, Inc.	9,530	343,976
Makita Corp.	4,900	160,723
Marubeni Corp.	31,700	152,662
Marui Group Co. Ltd.	4,400	72,023
Maruichi Steel Tube Ltd.	1,000	22,672
Mazda Motor Corp.	14,000	79,147
McDonald's Holdings Co. (Japan) Ltd.	1,400	68,881
Mebuki Financial Group, Inc.	19,000	40,190
Medipal Holdings Corp.	3,400	66,343
Meiji Holdings Co. Ltd.	2,300	159,744
Mercari, Inc. (a)	1,300	32,865
Minebea Mitsumi, Inc.	7,200	117,066
Misumi Group, Inc.	6,000	144,584
Mitsubishi Chemical Holdings Corp.	25,800	146,637
Mitsubishi Corp.	28,400	602,307
Mitsubishi Electric Corp.	38,600	474,959
Mitsubishi Estate Co. Ltd.	25,100	406,071
Mitsubishi Gas Chemical Co., Inc.	3,200	39,629
Mitsubishi Heavy Industries Ltd.	6,600	169,248
Mitsubishi Materials Corp.	2,300	47,109
Mitsubishi Motors Corp. of Japan	14,000	39,674
Mitsubishi UFJ Financial Group, Inc.	255,900	1,033,836
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	32,403
Mitsui & Co. Ltd.	35,200	491,334
Mitsui Chemicals, Inc.	3,800	74,606
Mitsui Fudosan Co. Ltd.	18,900	347,513
Mitsui OSK Lines Ltd.	2,800	48,565
Mizuho Financial Group, Inc.	501,300	583,723
MonotaRO Co. Ltd.	2,400	77,603
MS&AD Insurance Group Holdings, Inc.	9,800	282,339
Murata Manufacturing Co. Ltd.	12,200	687,434
Nabtesco Corp.	2,200	63,756
Nagoya Railroad Co. Ltd.	3,900	112,477
NEC Corp.	5,300	203,386
New Hampshire Foods Ltd.	1,600	56,794
Nexon Co. Ltd.	10,600	172,263
NGK Insulators Ltd.	4,900	64,106
NGK Spark Plug Co. Ltd.	3,000	45,343
Nidec Corp.	9,400	547,212
Nikon Corp.	7,100	66,043
Nintendo Co. Ltd.	2,400	991,018
Nippon Building Fund, Inc.	29	173,759
Nippon Express Co. Ltd.	1,500	73,263
Nippon Paint Holdings Co. Ltd.	3,000	173,601
Nippon Prologis REIT, Inc.	40	110,180
Nippon Shinyaku Co. Ltd.	900	63,486
Nippon Steel & Sumitomo Metal Corp.	16,600	139,666
Nippon Telegraph & Telephone Corp.	26,700	608,056
Nippon Yusen KK	2,700	35,542
Nissan Chemical Corp.	2,400	92,085
Nissan Motor Co. Ltd.	46,400	157,936
Nisshin Seifun Group, Inc.	4,300	66,814
Nissin Food Holdings Co. Ltd.	1,300	107,087
Nitori Holdings Co. Ltd.	1,700	261,697
Nitto Denko Corp.	3,340	166,844
NKSJ Holdings, Inc.	7,100	230,292
Nomura Holdings, Inc.	70,600	292,963
Nomura Real Estate Holdings, Inc.	2,600	42,932
Nomura Real Estate Master Fund, Inc.	81	93,292
Nomura Research Institute Ltd.	7,100	174,266
NSK Ltd.	8,300	57,450
NTT Data Corp.	13,400	136,736
NTT DOCOMO, Inc.	27,800	819,300
Obayashi Corp.	13,300	116,250
OBIC Co. Ltd.	1,300	196,487
Odakyu Electric Railway Co. Ltd.	6,300	138,930
Oji Holdings Corp.	16,800	85,302
Olympus Corp.	24,600	390,325
OMRON Corp.	4,100	240,814
Ono Pharmaceutical Co. Ltd.	8,400	202,809
Oracle Corp. Japan	800	82,896
Oriental Land Co. Ltd.	4,200	535,396
ORIX Corp.	28,000	336,318
ORIX JREIT, Inc.	53	64,055
Osaka Gas Co. Ltd.	8,200	152,699
Otsuka Corp.	2,000	90,295
Otsuka Holdings Co. Ltd.	8,400	330,154
Pan Pacific International Hold	8,890	172,473
Panasonic Corp.	47,400	361,330
Park24 Co. Ltd.	2,000	32,204
PeptiDream, Inc. (a)	2,200	83,027
Persol Holdings Co., Ltd.	4,000	47,002
Pigeon Corp.	2,300	82,193
Pola Orbis Holdings, Inc.	2,600	46,469
Rakuten, Inc.	17,300	146,691
Recruit Holdings Co. Ltd.	28,500	831,379
Renesas Electronics Corp. (a)	17,300	93,500
Resona Holdings, Inc.	45,500	142,098
Ricoh Co. Ltd.	13,100	89,296
Rinnai Corp.	800	60,905
ROHM Co. Ltd.	1,900	121,456
Ryohin Keikaku Co. Ltd.	4,600	54,747
Sankyo Co. Ltd. (Gunma)	800	22,140
Santen Pharmaceutical Co. Ltd.	7,900	140,163
SBI Holdings, Inc. Japan	5,400	102,198
Secom Co. Ltd.	4,400	366,165
Sega Sammy Holdings, Inc.	3,200	39,092
Seibu Holdings, Inc.	4,600	55,509
Seiko Epson Corp.	5,300	60,185
Sekisui Chemical Co. Ltd.	8,700	111,066
Sekisui House Ltd.	12,600	216,149
Seven & i Holdings Co. Ltd.	15,900	526,561
Seven Bank Ltd.	14,800	40,270
SG Holdings Co. Ltd.	3,100	86,430
Sharp Corp.	4,300	48,043
Shimadzu Corp.	5,000	125,099
Shimamura Co. Ltd.	400	25,346
SHIMANO, Inc.	1,600	235,769
SHIMIZU Corp.	12,500	96,001
Shin-Etsu Chemical Co. Ltd.	7,500	827,266
Shinsei Bank Ltd.	4,500	54,283
Shionogi & Co. Ltd.	5,900	325,842
Shiseido Co. Ltd.	8,500	499,743
Shizuoka Bank Ltd.	8,300	50,391
Showa Denko K.K.	2,800	61,286
SMC Corp.	1,200	547,920
SoftBank Corp.	34,800	474,744
SoftBank Group Corp.	33,000	1,414,467
Sohgo Security Services Co., Ltd.	1,300	62,629
Sony Corp.	26,700	1,718,255
Sony Financial Holdings, Inc.	3,200	60,661
Square Enix Holdings Co. Ltd.	2,000	82,095
Stanley Electric Co. Ltd.	2,500	57,657
Subaru Corp.	13,200	264,192
Sumco Corp.	5,800	82,575
Sumitomo Chemical Co. Ltd.	33,000	101,218
Sumitomo Corp.	25,700	290,723
Sumitomo Electric Industries Ltd.	15,100	155,356
Sumitomo Heavy Industries Ltd.	2,200	46,363
Sumitomo Metal Mining Co. Ltd.	4,900	122,123
Sumitomo Mitsui Financial Group, Inc.	27,200	715,285
Sumitomo Mitsui Trust Holdings, Inc.	6,500	189,259
Sumitomo Realty & Development Co. Ltd.	6,600	176,765
Sumitomo Rubber Industries Ltd.	4,500	44,155
Sundrug Co. Ltd.	1,600	55,090
Suntory Beverage & Food Ltd.	3,100	117,136
Suzuken Co. Ltd.	1,300	50,394
Suzuki Motor Corp.	7,900	252,131
Sysmex Corp.	3,600	249,583
T&D Holdings, Inc.	12,300	106,318
Taiheiyo Cement Corp.	2,300	45,151
Taisei Corp.	4,100	127,806
Taisho Pharmaceutical Holdings Co. Ltd.	600	37,628
Taiyo Nippon Sanso Corp.	2,700	42,318
Takeda Pharmaceutical Co. Ltd.	31,777	1,145,925
TDK Corp.	2,892	249,312
Teijin Ltd.	3,600	57,412
Terumo Corp.	13,700	454,602
THK Co. Ltd.	2,300	55,874
Tobu Railway Co. Ltd.	4,000	135,680
Toho Co. Ltd.	2,600	85,144
Toho Gas Co. Ltd.	1,600	78,423
Tohoku Electric Power Co., Inc.	8,400	79,292
Tokio Marine Holdings, Inc.	13,300	623,979
Tokyo Century Corp.	700	24,037
Tokyo Electric Power Co., Inc. (a)	35,200	118,494
Tokyo Electron Ltd.	3,300	702,837
Tokyo Gas Co. Ltd.	8,000	175,567
Tokyu Corp.	10,100	152,025
Tokyu Fudosan Holdings Corp.	12,200	59,685
Toppan Printing Co. Ltd.	5,900	87,645
Toray Industries, Inc.	28,400	130,206
Toshiba Corp.	8,400	210,323
Tosoh Corp.	5,100	62,331
Toto Ltd.	3,300	114,864
Toyo Seikan Group Holdings Ltd.	2,400	24,348
Toyo Suisan Kaisha Ltd.	1,800	86,549
Toyoda Gosei Co. Ltd.	1,000	18,767
Toyota Industries Corp.	2,900	146,736
Toyota Motor Corp.	47,800	2,955,324
Toyota Tsusho Corp.	4,400	104,739
Trend Micro, Inc.	2,700	136,976
Tsuruha Holdings, Inc.	800	107,198
Unicharm Corp.	8,500	312,864
United Urban Investment Corp.	65	65,899
USS Co. Ltd.	4,100	65,331
Welcia Holdings Co. Ltd.	1,000	72,310
West Japan Railway Co.	3,500	216,292
Yahoo! Japan Corp.	56,600	218,438
Yakult Honsha Co. Ltd.	2,500	146,065
Yamada Denki Co. Ltd.	12,500	59,638
Yamaha Corp.	2,800	113,023
Yamaha Motor Co. Ltd.	5,800	74,622
Yamato Holdings Co. Ltd.	7,000	122,176
Yamazaki Baking Co. Ltd.	2,900	51,317
Yaskawa Electric Corp.	4,900	159,763
Yokogawa Electric Corp.	4,400	59,974
Yokohama Rubber Co. Ltd.	2,000	25,438
Zozo, Inc.	1,900	30,807

TOTAL JAPAN		65,554,893

Korea (South) - 2.8%
AMOREPACIFIC Corp.	681	99,220
AMOREPACIFIC Group, Inc.	472	22,574
BGF Retail Co. Ltd.	113	14,697
BS Financial Group, Inc.	4,458	18,532
Celltrion Healthcare Co. Ltd.	1,215	84,611
Celltrion, Inc. (a)	2,028	351,399
Cheil Industries, Inc.	2,057	179,482
Cheil Worldwide, Inc.	1,027	14,963
CJ CheilJedang Corp.	137	30,730
CJ Corp.	198	13,202
CJ O Shopping Co. Ltd.	213	22,425
Coway Co. Ltd.	977	49,379
Daelim Industrial Co.	589	42,714
Daewoo Engineering & Construction Co. Ltd. (a)	2,565	7,517
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	518	7,313
Db Insurance Co. Ltd.	1,087	39,504
Doosan Bobcat, Inc.	919	17,777
E-Mart Co. Ltd.	363	35,857
Fila Holdings Corp.	906	25,953
GS Engineering & Construction Corp.	1,671	34,800
GS Holdings Corp.	812	25,767
GS Retail Co. Ltd.	369	11,527
Hana Financial Group, Inc.	5,624	127,772
Hankook Tire Co. Ltd.	1,203	21,043
Hanmi Pharm Co. Ltd.	109	23,238
Hanon Systems	3,089	23,215
Hanwha Corp.	731	12,456
Hanwha Life Insurance Co. Ltd.	2,972	4,404
Hanwha Solutions Corp.	1,727	20,684
HDC Hyundai Development Co.	684	10,613
HLB, Inc. (a)	619	48,915
HLB, Inc. rights 5/29/20 (a)	61	869
Hotel Shilla Co.	696	48,812
Hyundai Department Store Co. Ltd.	459	27,468
Hyundai Engineering & Construction Co. Ltd.	1,574	45,412
Hyundai Fire & Marine Insurance Co. Ltd.	900	19,336
Hyundai Glovis Co. Ltd.	317	26,485
Hyundai Heavy Industries Co. Ltd. (a)	958	65,216
Hyundai Mobis	1,522	215,488
Hyundai Motor Co.	2,128	163,956
Hyundai Robotics Co. Ltd.	160	32,004
Hyundai Steel Co.	1,245	22,136
Industrial Bank of Korea	5,784	37,613
Kakao Corp.	1,162	175,997
Kangwon Land, Inc.	1,995	41,137
KB Financial Group, Inc.	8,559	245,612
KCC Corp.	69	9,372
Kia Motors Corp.	5,095	124,351
KMW Co. Ltd. (a)	571	28,671
Korea Aerospace Industries Ltd.	1,194	25,210
Korea Electric Power Corp. (a)	4,991	97,984
Korea Express Co. Ltd. (a)	151	18,396
Korea Gas Corp.	377	8,363
Korea Investment Holdings Co. Ltd.	744	30,683
Korea Zinc Co. Ltd.	205	65,136
Korean Air Lines Co. Ltd.	866	14,114
KT&G Corp.	2,400	160,219
Kumho Petro Chemical Co. Ltd.	268	16,854
LG Chemical Ltd.	940	291,322
LG Corp.	1,788	91,252
LG Display Co. Ltd. (a)	5,765	52,438
LG Electronics, Inc.	2,771	125,225
LG Household & Health Care Ltd.	194	221,333
LG Innotek Co. Ltd.	250	27,164
LG Telecom Ltd.	5,260	57,803
Lotte Chemical Corp.	459	81,422
Lotte Confectionery Co. Ltd.	319	10,530
Lotte Shopping Co. Ltd.	145	11,912
Medy-Tox, Inc.	63	5,995
Meritz Securities Co. Ltd.	5,373	14,463
Mirae Asset Daewoo Co. Ltd.	6,523	30,123
NAVER Corp.	2,977	483,979
NCSOFT Corp.	338	178,899
Netmarble Corp. (a)(b)	486	38,205
Oci Co. Ltd.	731	24,039
Orion Corp./Republic of Korea	698	71,246
Ottogi Corp.	18	8,075
Pearl Abyss Corp. (a)	89	14,088
POSCO	1,736	263,099
POSCO Chemtech Co. Ltd.	632	26,948
Posco International Corp.	544	6,359
S-Oil Corp.	899	51,801
S1 Corp.	306	21,788
Samsung Biologics Co. Ltd. (a)(b)	352	168,345
Samsung Card Co. Ltd.	466	11,508
Samsung Electro-Mechanics Co. Ltd.	1,126	105,200
Samsung Electronics Co. Ltd.	99,894	4,111,406
Samsung Engineering Co. Ltd. (a)	4,810	45,533
Samsung Fire & Marine Insurance Co. Ltd.	701	109,924
Samsung Heavy Industries Co. Ltd. (a)	7,638	26,941
Samsung Life Insurance Co. Ltd.	1,324	53,512
Samsung SDI Co. Ltd.	1,182	278,269
Samsung SDS Co. Ltd.	774	103,532
Samsung Securities Co. Ltd.	1,289	31,937
Shinhan Financial Group Co. Ltd.	10,246	260,534
Shinsegae Co. Ltd.	125	27,267
SK C&C Co. Ltd.	671	100,525
SK Energy Co. Ltd.	1,356	109,722
SK Hynix, Inc.	11,478	790,811
SK Telecom Co. Ltd.	495	86,289
STX Pan Ocean Co. Ltd. (Korea) (a)	4,268	12,103
ViroMed Co. Ltd.	413	22,642
Woori Financial Group, Inc.	11,164	77,561
Woori Investment & Securities Co. Ltd.	2,248	17,931
Yuhan Corp.	1,605	62,293

TOTAL KOREA (SOUTH)		12,032,470

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	14,900	163,314
Aroundtown SA	26,309	141,559
Eurofins Scientific SA	232	128,390
Globant SA (a)	709	82,010
Millicom International Cellular SA (depository receipt)	2,007	52,154
Reinet Investments SCA	2,770	44,313
SES SA (France) (depositary receipt)	8,339	55,707
Tenaris SA	10,497	72,630

TOTAL LUXEMBOURG		740,077

Malaysia - 0.5%
AirAsia Group BHD	23,400	4,398
AMMB Holdings Bhd	27,600	19,073
Axiata Group Bhd	50,860	46,394
Bumiputra-Commerce Holdings Bhd	88,342	70,669
Carlsberg Brewery BHD	4,400	28,093
Dialog Group Bhd	79,200	61,176
DiGi.com Bhd	62,400	67,057
Fraser & Neave Holdings BHD	2,500	18,395
Gamuda Bhd	31,100	23,192
Genting Bhd	35,400	34,252
Genting Malaysia Bhd	50,000	27,496
Genting Plantations Bhd	1,900	4,204
Hap Seng Consolidated Bhd	8,000	13,646
Hartalega Holdings Bhd	35,500	62,742
Hong Leong Bank Bhd	13,700	42,283
Hong Leong Credit Bhd	3,600	10,969
IHH Healthcare Bhd	51,200	62,331
IJM Corp. Bhd	42,700	16,426
IOI Corp. Bhd	30,200	28,450
Kuala Lumpur Kepong Bhd	6,600	32,089
Malayan Banking Bhd	75,399	132,391
Malaysia Airports Holdings Bhd	16,000	19,462
Maxis Bhd	49,600	63,050
MISC Bhd	23,400	42,689
Nestle (Malaysia) BHD	2,400	78,147
Petronas Chemicals Group Bhd	56,200	72,781
Petronas Dagangan Bhd	5,200	24,541
Petronas Gas Bhd	13,800	49,317
PPB Group Bhd	8,640	32,951
Press Metal Bhd	19,800	18,038
Public Bank Bhd	72,300	274,909
QL Resources Bhd	9,800	18,538
RHB Capital Bhd	36,200	39,856
Sime Darby Bhd	72,400	33,552
Sime Darby Plantation Bhd	48,300	55,458
SP Setia Bhd	1	0
Telekom Malaysia Bhd	19,300	18,022
Tenaga Nasional Bhd	67,000	189,799
Top Glove Corp. Bhd	42,800	72,166
Westports Holdings Bhd	15,300	13,065
YTL Corp. Bhd	34,500	6,114

TOTAL MALAYSIA		1,928,181

Mexico - 0.5%
Alfa SA de CV Series A	63,300	25,897
Alsea S.A.B. de CV (a)	13,300	10,965
America Movil S.A.B. de CV Series L	712,700	431,742
CEMEX S.A.B. de CV unit	315,580	66,387
Coca-Cola FEMSA S.A.B. de CV unit	12,600	50,764
El Puerto de Liverpool S.A.B. Dcv Class C	2,500	6,297
Embotelladoras Arca S.A.B. de CV	10,600	40,828
Fibra Uno Administracion SA de CV	61,300	50,284
Fomento Economico Mexicano S.A.B. de CV unit	41,800	270,162
Gruma S.A.B. de CV Series B	5,425	51,499
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	6,900	43,116
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	4,290	42,968
Grupo Bimbo S.A.B. de CV Series A	36,500	53,900
Grupo Carso SA de CV Series A1	6,600	13,213
Grupo Financiero Banorte S.A.B. de CV Series O	56,800	155,333
Grupo Financiero Inbursa S.A.B. de CV Series O	43,900	26,412
Grupo Mexico SA de CV Series B	70,600	150,568
Grupo Televisa SA de CV	44,800	47,605
Industrias Penoles SA de CV	2,220	17,140
Infraestructura Energetica Nova S.A.B. de CV	10,800	33,492
Kimberly-Clark de Mexico SA de CV Series A	31,100	43,925
Megacable Holdings S.A.B. de CV unit	4,100	10,219
Mexichem S.A.B. de CV	17,800	21,005
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	5,235	36,368
Wal-Mart de Mexico SA de CV Series V	112,100	269,634

TOTAL MEXICO		1,969,723

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	54,500	56,386
HKT Trust/HKT Ltd. unit	79,000	127,484

TOTAL MULTI-NATIONAL		183,870

Netherlands - 3.1%
ABN AMRO Group NV GDR (b)	8,198	62,886
Adyen BV (a)(b)	213	210,355
AEGON NV	40,329	104,317
AerCap Holdings NV (a)	2,462	69,231
Airbus Group NV	12,317	779,895
Akzo Nobel NV	4,309	327,009
Altice Europe NV Class A (a)	12,193	48,570
ASML Holding NV (Netherlands)	8,908	2,601,898
CNH Industrial NV	21,713	135,912
EXOR NV	2,272	124,215
Ferrari NV	2,488	390,976
Fiat Chrysler Automobiles NV (Italy)	23,405	205,597
Heineken Holding NV	2,554	198,995
Heineken NV (Bearer)	5,508	468,510
ING Groep NV (Certificaten Van Aandelen)	82,493	462,191
Koninklijke Ahold Delhaize NV	23,110	561,119
Koninklijke DSM NV	3,817	467,819
Koninklijke KPN NV	71,952	165,730
Koninklijke Philips Electronics NV	19,056	830,699
NN Group NV	6,647	192,282
NXP Semiconductors NV	5,896	587,065
Prosus NV (a)	10,212	774,181
QIAGEN NV (Germany) (a)	4,809	200,258
Randstad NV	2,681	107,618
STMicroelectronics NV (France)	14,377	370,229
Takeaway.com Holding BV (a)(b)	2,448	249,539
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	2,999	176,548
Unilever NV	30,809	1,534,267
Vopak NV	1,401	80,787
Wolters Kluwer NV	5,740	422,197
X5 Retail Group NV GDR	2,564	75,984

TOTAL NETHERLANDS		12,986,879

New Zealand - 0.2%
Auckland International Airport Ltd.	25,536	94,299
Fisher & Paykel Healthcare Corp.	12,098	202,118
Fletcher Building Ltd.	15,697	35,169
Mercury Nz Ltd.	13,977	38,855
Meridian Energy Ltd.	25,962	70,739
Ryman Healthcare Group Ltd.	7,454	54,376
Spark New Zealand Ltd.	36,172	97,893
The a2 Milk Co. Ltd. (a)	14,929	177,684

TOTAL NEW ZEALAND		771,133

Norway - 0.3%
Aker Bp ASA	2,444	40,578
DNB ASA	20,408	247,405
Equinor ASA	21,526	301,405
Gjensidige Forsikring ASA	3,948	69,750
Marine Harvest ASA	8,938	153,110
Norsk Hydro ASA	25,583	64,900
Orkla ASA	15,639	141,567
Schibsted ASA (B Shares)	1,906	37,041
Telenor ASA	15,646	239,995
Yara International ASA	3,571	121,752

TOTAL NORWAY		1,417,503

Pakistan - 0.0%
Habib Bank Ltd.	11,500	7,219
MCB Bank Ltd.	8,200	8,368
Oil & Gas Development Co. Ltd.	7,600	4,993

TOTAL PAKISTAN		20,580

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	39,458	77,437
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	3,964	29,690
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	31,840	25,942
Aboitiz Power Corp.	23,800	12,829
Altus San Nicolas Corp. (d)	770	79
Ayala Corp.	5,300	60,216
Ayala Land, Inc.	163,700	102,080
Bank of the Philippine Islands (BPI)	13,010	14,925
BDO Unibank, Inc.	37,010	72,737
Globe Telecom, Inc.	475	20,581
GT Capital Holdings, Inc.	1,547	13,834
International Container Terminal Services, Inc.	23,800	41,580
JG Summit Holdings, Inc.	57,200	56,901
Jollibee Food Corp.	7,220	20,374
Manila Electric Co.	3,250	16,208
Megaworld Corp.	204,000	10,282
Metro Pacific Investments Corp.	220,200	11,089
Metropolitan Bank & Trust Co.	52,513	40,116
Philippine Long Distance Telephone Co.	1,400	35,441
Robinsons Land Corp.	40,000	11,804
Security Bank Corp.	3,710	7,496
SM Investments Corp.	4,700	78,245
SM Prime Holdings, Inc.	205,300	124,871
Universal Robina Corp.	15,300	37,825

TOTAL PHILIPPINES		815,455

Poland - 0.2%
AmRest Holdings NV (a)	1,810	11,932
Bank Millennium SA (a)	10,148	6,883
Bank Polska Kasa Opieki SA	3,439	43,087
Bank Zachodni WBK SA	696	27,345
BRE Bank SA	212	11,191
CD Projekt RED SA	1,357	116,965
Cyfrowy Polsat SA	4,286	26,405
Dino Polska SA (a)(b)	906	38,129
Grupa Lotos SA	1,532	23,027
KGHM Polska Miedz SA (Bearer) (a)	3,002	55,701
LPP SA	40	62,669
NG2 SA	383	4,784
Orange Polska SA (a)	9,824	16,516
Polish Oil & Gas Co. SA	34,272	30,672
Polska Grupa Energetyczna SA (a)	13,686	13,598
Polski Koncern Naftowy Orlen SA	6,049	90,922
Powszechna Kasa Oszczednosci Bank SA	20,776	110,220
Powszechny Zaklad Ubezpieczen SA	11,881	86,713

TOTAL POLAND		776,759

Portugal - 0.1%
Energias de Portugal SA	53,252	224,671
Galp Energia SGPS SA Class B	11,106	128,176
Jeronimo Martins SGPS SA	4,937	83,398

TOTAL PORTUGAL		436,245

Qatar - 0.2%
Barwa Real Estate Co. (a)	32,203	25,295
Industries Qatar QSC (a)	42,851	82,972
Masraf al Rayan (a)	79,885	83,790
Mesaieed Petrochemical Holding Co. (a)	113,518	56,120
Ooredoo Qsc (a)	11,600	20,390
Qatar Electricity & Water Co. (a)	10,332	42,849
Qatar Fuel Co. (a)	12,416	54,595
Qatar Insurance Co. SAQ (a)	27,424	15,117
Qatar International Islamic Bank QSC (a)	14,647	32,263
Qatar Islamic Bank (a)	21,775	92,638
Qatar National Bank SAQ (a)	94,329	446,385
The Commercial Bank of Qatar	33,178	36,449

TOTAL QATAR		988,863

Russia - 0.8%
Alrosa Co. Ltd.	50,680	41,976
Gazprom OAO	198,770	505,370
Gazprom OAO sponsored ADR (Reg. S)	12,184	61,846
Inter Rao Ues JSC	725,000	48,568
Lukoil PJSC	8,746	564,359
Lukoil PJSC sponsored ADR	44	2,882
Magnit OJSC GDR (Reg. S)	7,529	83,195
Magnitogorsk Iron & Steel Works PJSC	56,200	30,232
MMC Norilsk Nickel PJSC	1,142	310,264
MMC Norilsk Nickel PJSC sponsored ADR	2,018	56,060
Mobile TeleSystems OJSC sponsored ADR	10,561	90,508
Moscow Exchange MICEX-RTS OAO	24,180	39,085
NOVATEK OAO GDR (Reg. S)	1,936	271,814
Novolipetsk Steel OJSC	21,210	36,314
PhosAgro OJSC GDR (Reg. S)	1,882	22,735
Polyus PJSC	540	87,755
Rosneft Oil Co. OJSC	23,090	103,641
Rosneft Oil Co. OJSC GDR (Reg. S)	2,345	10,510
Sberbank of Russia	226,745	597,526
Severstal PAO	4,968	59,001
Severstal PAO GDR (Reg. S)	592	7,068
Surgutneftegas OJSC	79,500	39,478
Tatneft PAO	30,085	221,473
Tatneft PAO sponsored ADR	414	18,473
VTB Bank OJSC	81,110,000	37,962

TOTAL RUSSIA		3,348,095

Saudi Arabia - 0.7%
Advanced Polypropylene Co.	2,016	23,956
Al Rajhi Bank	26,562	404,350
Alinma Bank	20,217	85,872
Almarai Co. Ltd.	6,082	79,475
Arab National Bank	11,393	61,975
Bank Al-Jazira	7,763	24,751
Bank Albilad	6,146	37,228
Banque Saudi Fransi	10,169	83,761
Bupa Arabia for Cooperative Insurance Co.	365	10,433
Dar Al Arkan Real Estate Development Co. (a)	8,879	19,164
Emaar The Economic City (a)	6,657	13,022
Etihad Etisalat Co. (a)	10,587	78,469
Jarir Marketing Co.	1,096	43,052
National Commercial Bank	26,559	262,586
National Industrialization Co. (a)	5,643	15,258
Rabigh Refining & Petrochemical Co. (a)	3,644	13,286
Riyad Bank	26,529	120,166
SABIC	15,454	308,052
Sahara International Petrochemical Co.	6,230	25,500
Samba Financial Group	21,474	133,045
Saudi Airlines Catering Co.	687	14,608
Saudi Arabian Fertilizers Co.	4,341	81,794
Saudi Arabian Mining Co. (a)	8,554	85,028
Saudi Arabian Oil Co.	24,437	205,837
Saudi Cement Co.	1,088	15,260
Saudi Electricity Co.	17,373	78,878
Saudi Industrial Investment Group	4,278	21,199
Saudi Kayan Petrochemical Co. (a)	13,202	30,497
Saudi Telecom Co.	8,080	194,823
The Co. for Cooperative Insurance (a)	1,043	20,152
The Saudi British Bank	13,560	88,993
The Savola Group	6,352	68,465
Yanbu National Petrochemical Co.	3,958	47,401

TOTAL SAUDI ARABIA		2,796,336

Singapore - 0.8%
Ascendas Real Estate Investment Trust	60,324	126,154
BOC Aviation Ltd. Class A (b)	4,400	30,087
CapitaCommercial Trust (REIT)	85,100	96,703
CapitaLand Ltd.	47,100	99,935
CapitaMall Trust	59,000	78,500
City Developments Ltd.	9,900	55,339
ComfortDelgro Corp. Ltd.	58,100	67,734
DBS Group Holdings Ltd.	38,202	537,850
Genting Singapore Ltd.	113,600	63,033
Jardine Cycle & Carriage Ltd.	1,600	22,749
Keppel Corp. Ltd.	32,800	138,473
Mapletree Commercial Trust	47,100	64,856
Oversea-Chinese Banking Corp. Ltd.	70,287	448,453
Sembcorp Industries Ltd.	17,100	19,590
Singapore Airlines Ltd.	9,400	40,648
Singapore Airport Terminal Service Ltd.	19,500	45,178
Singapore Exchange Ltd.	17,000	115,925
Singapore Press Holdings Ltd.	42,000	45,102
Singapore Technologies Engineering Ltd.	31,800	77,011
Singapore Telecommunications Ltd.	177,600	354,887
Suntec (REIT)	46,100	45,534
United Overseas Bank Ltd.	27,403	391,565
UOL Group Ltd.	7,900	37,996
Venture Corp. Ltd.	5,800	64,819
Wilmar International Ltd.	49,400	124,403
Yangzijiang Shipbuilding Holdings Ltd.	40,400	28,015

TOTAL SINGAPORE		3,220,539

South Africa - 0.9%
Absa Group Ltd.	13,602	67,128
Anglo American Platinum Ltd.	986	51,745
AngloGold Ashanti Ltd.	8,344	203,678
Aspen Pharmacare Holdings Ltd. (a)	10,259	63,993
Bidcorp Ltd.	8,668	112,963
Bidvest Group Ltd.	5,692	46,224
Capitec Bank Holdings Ltd.	975	47,530
Clicks Group Ltd.	6,539	81,452
Discovery Ltd.	7,661	40,194
Exxaro Resources Ltd.	4,104	23,825
FirstRand Ltd.	66,982	146,189
Fortress (REIT) Ltd. Class A	20,291	11,119
Foschini Ltd.	3,923	15,392
Gold Fields Ltd.	16,728	124,517
Growthpoint Properties Ltd.	55,496	41,671
Impala Platinum Holdings Ltd.	16,378	97,683
Investec Ltd.	5,899	12,285
Kumba Iron Ore Ltd.	1,106	20,816
Liberty Holdings Ltd.	1,966	7,455
Life Healthcare Group Holdings Ltd.	22,627	21,755
MMI Holdings Ltd.	14,314	13,393
Mr Price Group Ltd.	5,588	39,813
MTN Group Ltd.	35,910	94,366
MultiChoice Group Ltd. (a)	8,522	39,942
Naspers Ltd. Class N	9,431	1,467,921
Nedbank Group Ltd.	7,566	43,985
Northam Platinum Ltd. (a)	6,621	32,817
Old Mutual Ltd.	100,834	73,196
Pick 'n Pay Stores Ltd.	5,574	17,462
PSG Group Ltd.	3,322	28,372
Rand Merchant Insurance Holdings Ltd.	12,528	16,964
Redefine Properties Ltd.	109,794	13,515
Remgro Ltd.	9,905	73,051
Resilient Property Income Fund Ltd.	260	503
RMB Holdings Ltd.	16,901	48,455
Sanlam Ltd.	43,314	138,471
Sasol Ltd. (a)	10,906	51,759
Shoprite Holdings Ltd.	11,740	66,972
Sibanye Stillwater Ltd. (a)	46,636	93,770
Spar Group Ltd.	5,447	51,920
Standard Bank Group Ltd.	25,610	141,308
Steinhoff Africa Retail Ltd. (b)	20,347	13,283
Telkom SA Ltd.	4,772	5,291
Tiger Brands Ltd.	2,603	25,347
Vodacom Group Ltd.	12,254	81,438
Woolworths Holdings Ltd.	18,618	30,661

TOTAL SOUTH AFRICA		3,941,589

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	5,655	141,411
Aena Sme SA (b)	1,433	181,376
Amadeus IT Holding SA Class A	9,083	437,162
Banco Bilbao Vizcaya Argentaria SA	139,919	457,365
Banco de Sabadell SA	111,225	46,085
Banco Santander SA (Spain)	348,823	778,850
Bankia SA	25,115	25,563
Bankinter SA	12,955	53,437
CaixaBank SA	76,241	137,103
Cellnex Telecom SA (b)	5,226	273,746
Enagas SA	5,038	117,540
Endesa SA	6,471	143,598
Ferrovial SA	10,322	257,899
Gas Natural SDG SA	5,924	104,583
Grifols SA	6,526	222,126
Iberdrola SA	128,220	1,275,505
Inditex SA	22,740	582,426
MAPFRE SA (Reg.)	24,546	44,948
Red Electrica Corporacion SA	9,161	161,251
Repsol SA	30,563	277,415
Siemens Gamesa Renewable Energy SA	4,655	69,223
Telefonica SA	98,596	450,829

TOTAL SPAIN		6,239,441

Sweden - 1.5%
Alfa Laval AB	6,421	119,989
ASSA ABLOY AB (B Shares)	21,143	378,501
Atlas Copco AB:
(A Shares)	14,245	490,946
(B Shares)	7,951	245,939
Boliden AB	6,482	130,660
Electrolux AB (B Shares)	4,529	61,929
Epiroc AB:
Class A	13,040	130,499
Class B	7,850	77,449
Ericsson (B Shares)	65,373	558,492
Essity AB Class B	12,391	401,386
H&M Hennes & Mauritz AB (B Shares)	17,454	238,589
Hexagon AB (B Shares)	5,598	274,705
Husqvarna AB (B Shares)	7,774	46,778
ICA Gruppen AB	1,758	76,922
Industrivarden AB (C Shares)	3,486	71,334
Investor AB (B Shares)	9,253	459,857
Kinnevik AB (B Shares)	4,505	92,591
Lundbergfoeretagen AB	1,494	62,729
Lundin Petroleum AB	3,875	99,700
Sandvik AB	24,170	371,817
Securitas AB (B Shares)	5,761	68,165
Skandinaviska Enskilda Banken AB (A Shares)	34,167	281,278
Skanska AB (B Shares)	7,464	142,008
SKF AB (B Shares)	8,627	136,165
Svenska Handelsbanken AB (A Shares)	32,806	299,432
Swedbank AB (A Shares)	19,155	226,683
Swedish Match Co. AB	3,793	234,394
Tele2 AB (B Shares)	10,054	129,643
Telia Co. AB	58,286	202,658
Volvo AB (B Shares)	31,494	403,582

TOTAL SWEDEN		6,514,820

Switzerland - 6.3%
ABB Ltd. (Reg.)	38,990	740,119
Adecco SA (Reg.)	3,832	167,691
Alcon, Inc. (Switzerland) (a)	8,877	468,474
Baloise Holdings AG	1,023	153,145
Barry Callebaut AG	61	119,567
Clariant AG (Reg.)	4,567	84,527
Coca-Cola HBC AG	3,897	98,902
Compagnie Financiere Richemont SA Series A	11,100	629,741
Credit Suisse Group AG	54,137	494,305
Dufry AG	824	26,831
Ems-Chemie Holding AG	167	108,219
Galenica AG	942	141,556
Geberit AG (Reg.)	789	354,018
Givaudan SA	193	646,433
Julius Baer Group Ltd.	4,800	188,521
Kuehne & Nagel International AG	1,078	154,176
LafargeHolcim Ltd. (Reg.)	10,555	437,837
Lindt & Spruengli AG	2	167,418
Lindt & Spruengli AG (participation certificate)	21	163,714
Lonza Group AG	1,573	686,726
Nestle SA (Reg. S)	62,287	6,596,818
Novartis AG	45,098	3,848,594
Pargesa Holding SA	811	57,680
Partners Group Holding AG	392	308,564
Roche Holding AG (participation certificate)	14,739	5,104,077
Schindler Holding AG:
(participation certificate)	777	172,667
(Reg.)	507	108,727
SGS SA (Reg.)	129	292,012
Sika AG	2,717	449,526
Sonova Holding AG Class B	1,183	213,620
Straumann Holding AG	212	160,859
Swatch Group AG (Bearer)	392	78,659
Swatch Group AG (Bearer) (Reg.)	2,526	98,345
Swiss Life Holding AG	729	258,218
Swiss Prime Site AG	1,588	150,862
Swiss Re Ltd.	6,257	454,673
Swisscom AG	542	281,767
Temenos Group AG	1,404	182,691
UBS Group AG	81,274	870,627
Zurich Insurance Group Ltd.	3,120	989,210

TOTAL SWITZERLAND		26,710,116

Taiwan - 3.3%
Accton Technology Corp.	13,000	94,069
Acer, Inc.	70,000	38,686
Advantech Co. Ltd.	7,000	66,089
ASE Technology Holding Co. Ltd.	78,500	174,561
Asia Cement Corp.	41,000	60,125
ASUSTeK Computer, Inc.	14,000	94,465
AU Optronics Corp.	222,000	58,277
Catcher Technology Co. Ltd.	13,000	98,292
Cathay Financial Holding Co. Ltd.	164,436	219,016
Chang Hwa Commercial Bank	113,001	73,762
Cheng Shin Rubber Industry Co. Ltd.	43,000	49,344
Chicony Electronics Co. Ltd.	10,030	28,202
China Airlines Ltd.	40,000	11,019
China Development Finance Holding Corp.	255,000	77,016
China Life Insurance Co. Ltd. (a)	47,648	32,477
China Steel Corp.	270,000	180,512
Chinatrust Financial Holding Co. Ltd.	393,000	261,422
Chunghwa Telecom Co. Ltd.	78,000	286,167
Compal Electronics, Inc.	97,000	61,726
Delta Electronics, Inc.	41,000	190,889
E.SUN Financial Holdings Co. Ltd.	224,028	203,184
ECLAT Textile Co. Ltd.	4,000	39,862
EVA Airways Corp.	31,935	12,259
Evergreen Marine Corp. (Taiwan) (a)	49,358	18,238
Far Eastern Textile Ltd.	64,000	55,476
Far EasTone Telecommunications Co. Ltd.	31,000	68,922
Feng Tay Enterprise Co. Ltd.	5,500	31,234
First Financial Holding Co. Ltd.	216,872	159,434
Formosa Chemicals & Fibre Corp.	79,000	199,750
Formosa Petrochemical Corp.	27,000	80,863
Formosa Plastics Corp.	99,000	290,067
Formosa Taffeta Co. Ltd.	13,000	14,796
Foxconn Technology Co. Ltd.	21,000	40,250
Fubon Financial Holding Co. Ltd.	145,000	204,659
Giant Manufacturing Co. Ltd.	9,000	52,956
GlobalWafers Co. Ltd.	5,000	63,521
Highwealth Construction Corp.	12,000	17,479
HIWIN Technologies Corp.	5,221	49,709
Hon Hai Precision Industry Co. Ltd. (Foxconn)	266,800	684,436
Hotai Motor Co. Ltd.	6,000	110,580
Hua Nan Financial Holdings Co. Ltd.	147,634	95,728
Innolux Corp.	172,000	37,292
Inventec Corp.	42,000	32,941
Largan Precision Co. Ltd.	2,000	272,138
Lite-On Technology Corp.	43,000	66,700
MediaTek, Inc.	32,000	441,077
Mega Financial Holding Co. Ltd.	222,000	222,915
Micro-Star International Co. Ltd.	19,000	58,831
Nan Ya Plastics Corp.	115,000	253,952
Nanya Technology Corp.	25,000	53,568
Nien Made Enterprise Co. Ltd.	3,000	22,978
Novatek Microelectronics Corp.	13,000	80,701
Pegatron Corp.	39,000	85,409
Phison Electronics Corp.	3,000	28,418
Pou Chen Corp.	37,000	34,780
Powertech Technology, Inc.	14,000	46,733
President Chain Store Corp.	13,000	134,188
Quanta Computer, Inc.	55,000	118,623
Realtek Semiconductor Corp.	10,000	85,479
Ruentex Development Co. Ltd.	9,000	13,371
Ruentex Industries Ltd.	4,800	10,974
Shin Kong Financial Holding Co. Ltd.	218,508	62,095
Shin Kong Financial Holding Co. Ltd. rights 5/6/20 (a)	5,445	135
Sinopac Holdings Co.	197,100	80,078
Standard Foods Corp.	7,000	15,749
Synnex Technology International Corp.	37,000	49,291
Taishin Financial Holdings Co. Ltd.	213,808	90,776
Taiwan Business Bank	89,692	32,432
Taiwan Cement Corp.	109,937	158,330
Taiwan Cooperative Financial Holding Co. Ltd.	180,874	121,241
Taiwan High Speed Rail Corp.	32,000	36,482
Taiwan Mobile Co. Ltd.	36,000	129,479
Taiwan Semiconductor Manufacturing Co. Ltd.	515,000	5,185,887
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	261	13,867
Tatung Co. Ltd. (a)	48,000	34,428
The Shanghai Commercial & Savings Bank Ltd.	72,899	107,158
Unified-President Enterprises Corp.	101,000	234,745
United Microelectronics Corp.	239,000	123,428
Vanguard International Semiconductor Corp.	18,000	41,685
Walsin Technology Corp.	7,000	49,486
Win Semiconductors Corp.	8,000	71,388
Winbond Electronics Corp.	78,000	36,129
Wistron Corp.	57,763	54,070
Wiwynn Corp.	1,629	41,724
WPG Holding Co. Ltd.	33,400	43,431
Yageo Corp.	5,396	69,690
Yuanta Financial Holding Co. Ltd.	185,000	105,257

TOTAL TAIWAN		13,739,048

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	25,000	152,367
Airports of Thailand PCL (For. Reg.)	85,800	163,751
B. Grimm Power PCL	32,800	45,010
Bangkok Bank PCL (For. Reg.)	8,400	26,722
Bangkok Dusit Medical Services PCL (For. Reg.)	182,800	116,352
Bangkok Expressway and Metro PCL	135,800	39,256
Banpu PCL (For. Reg.)	78,200	13,904
Berli Jucker PCL (For. Reg)	21,000	25,834
BTS Group Holdings PCL (For. Reg.)	125,400	44,376
Bumrungrad Hospital PCL (For. Reg.)	8,100	29,177
C.P. ALL PCL (For. Reg.)	127,700	279,315
Central Pattana PCL (For. Reg.)	43,600	64,595
Central Retail Corp. PCL	38,917	44,309
Charoen Pokphand Foods PCL (For. Reg.)	85,200	70,620
Electricity Generating PCL (For. Reg.)	5,300	46,392
Energy Absolute PCL	27,400	33,627
Global Power Synergy Public Co. Ltd.	13,400	28,967
Gulf Energy Development PCL	52,000	61,937
Home Product Center PCL (For. Reg.)	127,800	53,390
Indorama Ventures PCL (For. Reg.)	42,100	36,844
Intouch Holdings PCL (For. Reg.)	43,700	71,651
IRPC PCL (For. Reg.)	159,300	13,048
Kasikornbank PCL (For. Reg.)	35,800	94,123
Krung Thai Bank PCL (For. Reg.)	81,500	27,414
Land & House PCL (For. Reg.)	123,000	27,811
Minor International PCL:
warrants 9/30/21 (a)	1,750	121
(For. Reg.)	59,400	38,411
Muangthai Leasing PCL	9,000	13,100
Osotspa PCL	15,000	19,095
PTT Exploration and Production PCL (For. Reg.)	33,500	86,524
PTT Global Chemical PCL (For. Reg.)	41,000	47,225
PTT PCL (For. Reg.)	242,100	264,504
Ratchaburi Electric Generating Holding PCL (For. Reg.)	12,800	26,195
Siam Cement PCL (For. Reg.)	18,000	191,322
Siam Commercial Bank PCL (For. Reg.)	23,700	49,530
Srisawad Corp. PCL	13,500	22,329
Thai Oil PCL (For. Reg.)	23,600	29,541
Thai Union Frozen Products PCL (For. Reg.)	59,700	24,099
TMB Bank PCL (For. Reg.)	391,082	11,472
Total Access Communication PCL (For. Reg.)	12,000	15,539
True Corp. PCL (For. Reg.)	236,700	24,177

TOTAL THAILAND		2,473,976

Turkey - 0.1%
Akbank TAS (a)	48,202	40,619
Anadolu Efes Biracilik Ve Malt Sanayii A/S	7,052	18,544
Arcelik A/S	2,523	5,920
Aselsan A/S	6,163	23,931
Bim Birlesik Magazalar A/S JSC	8,888	70,384
Eregli Demir ve Celik Fabrikalari T.A.S.	22,334	25,851
Ford Otomotiv Sanayi A/S	1,552	14,056
Haci Omer Sabanci Holding A/S	20,941	24,508
Koc Holding A/S	15,619	34,279
TAV Havalimanlari Holding A/S	2,449	6,377
Tupras Turkiye Petrol Rafinerileri A/S	2,221	28,853
Turk Hava Yollari AO (a)	10,802	16,521
Turkcell Iletisim Hizmet A/S	18,609	37,141
Turkiye Garanti Bankasi A/S (a)	54,374	64,880
Turkiye Is Bankasi A/S Series C (a)	43,004	30,456

TOTAL TURKEY		442,320

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	57,697	69,743
Aldar Properties PJSC (a)	97,555	48,337
DP World Ltd.	3,616	57,820
Dubai Islamic Bank Pakistan Ltd. (a)	48,736	48,694
Emaar Malls Group PJSC (a)	49,794	17,488
Emaar Properties PJSC	71,304	52,995
Emirates Telecommunications Corp.	38,267	161,480
National Bank of Abu Dhabi PJSC (a)	60,077	189,726

TOTAL UNITED ARAB EMIRATES		646,283

United Kingdom - 8.6%
3i Group PLC	20,690	204,303
Admiral Group PLC	3,956	116,094
Anglo American PLC (United Kingdom)	22,035	392,762
Antofagasta PLC	9,236	94,574
Ashtead Group PLC	9,805	268,599
Associated British Foods PLC	7,516	179,152
AstraZeneca PLC (United Kingdom)	27,541	2,880,571
Auto Trader Group PLC (b)	19,059	109,713
Aveva Group PLC	1,209	54,362
Aviva PLC	83,930	253,815
BAE Systems PLC	67,912	433,172
Barclays PLC	365,341	487,840
Barratt Developments PLC	22,412	146,503
Berkeley Group Holdings PLC	2,627	138,403
BHP Billiton PLC	44,725	750,708
BP PLC	416,289	1,640,352
BP PLC sponsored ADR	1,630	38,794
British American Tobacco PLC (United Kingdom)	48,311	1,862,111
British Land Co. PLC	17,898	91,302
BT Group PLC	177,912	260,045
Bunzl PLC	6,715	146,104
Burberry Group PLC	8,458	146,861
Carnival PLC	3,205	44,166
Centrica PLC	120,151	60,094
Coca-Cola European Partners PLC	4,938	195,742
Compass Group PLC	33,690	566,915
Croda International PLC	2,622	161,224
Diageo PLC	49,317	1,697,977
Direct Line Insurance Group PLC	26,513	90,996
easyJet PLC	2,731	20,748
Evraz PLC	11,447	38,235
G4S PLC (United Kingdom)	34,675	47,691
GlaxoSmithKline PLC	104,812	2,186,650
Halma PLC	8,043	211,720
Hargreaves Lansdown PLC	7,050	127,909
HSBC Holdings PLC (United Kingdom)	425,200	2,185,512
Imperial Brands PLC	20,722	438,208
Informa PLC	25,833	142,698
InterContinental Hotel Group PLC	3,397	154,743
Intertek Group PLC	3,433	205,384
ITV PLC	67,363	64,905
J Sainsbury PLC	38,042	94,917
John David Group PLC	9,031	60,217
Johnson Matthey PLC	3,923	98,450
Kingfisher PLC	44,443	88,166
Land Securities Group PLC	14,513	121,008
Legal & General Group PLC	127,505	328,572
Lloyds Banking Group PLC	1,471,699	595,462
London Stock Exchange Group PLC	6,505	610,874
M&G PLC	55,309	92,128
Marks & Spencer Group PLC	36,989	43,095
Meggitt PLC	14,346	50,466
Melrose Industries PLC	104,723	131,608
Micro Focus International PLC	6,272	37,185
Mondi PLC	8,546	151,768
Mondi PLC	2,605	46,421
National Grid PLC	72,743	855,546
Next PLC	2,684	159,762
NMC Health PLC	2,259	768
Ocado Group PLC (a)	9,634	194,690
Pearson PLC	16,205	93,449
Persimmon PLC	7,018	194,904
Prudential PLC	54,821	773,383
Reckitt Benckiser Group PLC	14,832	1,235,502
RELX PLC (London Stock Exchange)	40,553	917,589
Rentokil Initial PLC	39,397	234,397
Rio Tinto PLC	23,744	1,102,165
Rolls-Royce Holdings PLC	38,449	159,139
Royal Bank of Scotland Group PLC	102,212	142,597
Royal Dutch Shell PLC:
Class A (United Kingdom)	87,787	1,445,348
Class B (United Kingdom)	78,410	1,255,238
RSA Insurance Group PLC	22,449	102,128
Sage Group PLC	23,052	185,818
Schroders PLC	2,520	84,236
Scottish & Southern Energy PLC	21,849	342,710
Segro PLC	23,417	244,680
Severn Trent PLC	4,878	146,838
Smith & Nephew PLC	18,625	364,475
Smiths Group PLC	8,411	131,414
Spirax-Sarco Engineering PLC	1,543	169,621
St. James's Place Capital PLC	10,949	117,410
Standard Chartered PLC (United Kingdom)	56,752	291,278
Standard Life PLC	47,050	131,023
Taylor Wimpey PLC	73,783	136,653
Tesco PLC	204,283	604,232
The Weir Group PLC	5,446	65,478
Unilever PLC	23,268	1,198,120
United Utilities Group PLC	14,105	160,278
Vodafone Group PLC	562,151	793,012
Vodafone Group PLC sponsored ADR	110	1,555
Whitbread PLC	3,195	119,918
WM Morrison Supermarkets PLC	51,893	119,607

TOTAL UNITED KINGDOM		36,162,955

United States of America - 0.1%
Luckin Coffee, Inc. ADR (d)	1,636	7,182
NICE Systems Ltd. sponsored ADR (a)	117	19,223
Ovintiv, Inc.	4,787	29,920
Southern Copper Corp.	1,772	57,484
Yum China Holdings, Inc.	7,630	369,750

TOTAL UNITED STATES OF AMERICA		483,559

TOTAL COMMON STOCKS
(Cost $448,121,567)		383,210,081

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Banco Bradesco SA (PN)	84,359	297,077
Braskem SA (PN-A)	3,200	12,440
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	5,155	26,392
Companhia Energetica de Minas Gerais (CEMIG) (PN)	18,800	32,913
Gerdau SA	21,200	45,769
Itau Unibanco Holding SA	102,550	429,405
Itausa-Investimentos Itau SA (PN)	86,147	142,578
Lojas Americanas SA (PN)	15,623	71,480
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	93,600	310,686
Telefonica Brasil SA	10,000	83,948

TOTAL BRAZIL		1,452,688

Chile - 0.0%
Embotelladora Andina SA Class B	4,764	11,378
Sociedad Quimica y Minera de Chile SA (PN-B)	2,476	58,868

TOTAL CHILE		70,246

Colombia - 0.0%
Bancolombia SA (PN)	9,607	62,801
Grupo Aval Acciones y Valores SA	57,647	12,304

TOTAL COLOMBIA		75,105

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,229	58,209
Fuchs Petrolub AG	1,409	54,635
Henkel AG & Co. KGaA	3,758	333,739
Porsche Automobil Holding SE (Germany)	3,153	159,207
Sartorius AG (non-vtg.)	755	212,468
Volkswagen AG	3,636	510,894

TOTAL GERMANY		1,329,152

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	130,897	52,127
Korea (South) - 0.2%
AMOREPACIFIC Corp.	300	15,459
Hyundai Motor Co.	2,624	122,901
Hyundai Motor Co. Series 2	341	16,449
LG Chemical Ltd.	299	42,456
LG Household & Health Care Ltd.	69	41,235
Samsung Electronics Co. Ltd.	17,657	614,079

TOTAL KOREA (SOUTH)		852,579

Russia - 0.0%
AK Transneft OAO	7	12,843
Surgutneftegas OJSC	236,200	115,583

TOTAL RUSSIA		128,426

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,879,373)		3,960,323

Money Market Funds - 7.0%
Fidelity Cash Central Fund 0.16% (f)	29,075,936	29,084,659
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	420,623	420,665
TOTAL MONEY MARKET FUNDS
(Cost $29,503,865)		29,505,324
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $483,504,805)		416,675,728
NET OTHER ASSETS (LIABILITIES) - 1.4%		6,051,398
NET ASSETS - 100%		$422,727,126

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	284	June 2020	$23,263,860	$1,806,540	$1,806,540
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	221	June 2020	10,010,195	677,410	677,410
TME S&P/TSX 60 Index Contracts (Canada)	19	June 2020	2,424,771	220,186	220,186
TOTAL FUTURES CONTRACTS					$2,704,136

The notional amount of futures purchased as a percentage of Net Assets is 8.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $23,744,986.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,444,854 or 1.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$90,637
Fidelity Securities Lending Cash Central Fund	11,617
Total	$102,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$28,672,368	$7,451,669	$21,220,699	$--
Consumer Discretionary	46,378,991	22,292,405	24,079,067	7,519
Consumer Staples	39,832,300	10,462,477	29,369,823	--
Energy	20,021,381	6,722,078	13,299,303	--
Financials	72,534,385	26,778,532	45,755,853	--
Health Care	41,321,080	11,939,973	29,381,107	--
Industrials	43,923,768	14,960,681	28,963,087	--
Information Technology	40,465,719	15,781,809	24,683,837	73
Materials	28,331,615	11,509,588	16,822,027	--
Real Estate	11,652,175	3,626,618	8,025,478	79
Utilities	14,036,622	6,095,631	7,940,991	--
Money Market Funds	29,505,324	29,505,324	--	--
Total Investments in Securities:	$416,675,728	$167,126,785	$249,541,272	$7,671
Derivative Instruments:
Assets
Futures Contracts	$2,704,136	$2,704,136	$--	$--
Total Assets	$2,704,136	$2,704,136	$--	$--
Total Derivative Instruments:	$2,704,136	$2,704,136	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,704,136	$0
Total Equity Risk	2,704,136	0
Total Value of Derivatives	$2,704,136	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $399,746) — See accompanying schedule: Unaffiliated issuers (cost $454,000,940)	$387,170,404
Fidelity Central Funds (cost $29,503,865)	29,505,324
Total Investment in Securities (cost $483,504,805)		$416,675,728
Segregated cash with brokers for derivative instruments		4,158,590
Cash		1,447
Foreign currency held at value (cost $1,206,438)		1,209,459
Receivable for fund shares sold		1,392,402
Dividends receivable		1,599,819
Distributions receivable from Fidelity Central Funds		3,943
Total assets		425,041,388
Liabilities
Payable for investments purchased
Regular delivery	$12,675
Delayed delivery	5,665
Payable for fund shares redeemed	1,089,250
Payable for daily variation margin on futures contracts	786,067
Other payables and accrued expenses	181
Collateral on securities loaned	420,424
Total liabilities		2,314,262
Net Assets		$422,727,126
Net Assets consist of:
Paid in capital		$492,292,339
Total accumulated earnings (loss)		(69,565,213)
Net Assets		$422,727,126
Net Asset Value, offering price and redemption price per share ($422,727,126 ÷ 43,290,132 shares)		$9.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$5,069,305
Interest		3,263
Income from Fidelity Central Funds (including $11,617 from security lending)		102,254
Income before foreign taxes withheld		5,174,822
Less foreign taxes withheld		(495,777)
Total income		4,679,045
Expenses
Independent trustees' fees and expenses	$695
Commitment fees	489
Total expenses before reductions	1,184
Expense reductions	(123)
Total expenses after reductions		1,061
Net investment income (loss)		4,677,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,569,608)
Fidelity Central Funds	1,521
Foreign currency transactions	(286,040)
Futures contracts	(5,125,199)
Total net realized gain (loss)		(6,979,326)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $58,949)	(59,507,929)
Fidelity Central Funds	1,459
Assets and liabilities in foreign currencies	(1,024)
Futures contracts	2,443,065
Total change in net unrealized appreciation (depreciation)		(57,064,429)
Net gain (loss)		(64,043,755)
Net increase (decrease) in net assets resulting from operations		$(59,365,771)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,677,984	$10,441,662
Net realized gain (loss)	(6,979,326)	(1,734,486)
Change in net unrealized appreciation (depreciation)	(57,064,429)	24,694,989
Net increase (decrease) in net assets resulting from operations	(59,365,771)	33,402,165
Distributions to shareholders	(10,024,220)	(4,638,877)
Share transactions
Proceeds from sales of shares	194,402,028	204,836,737
Reinvestment of distributions	6,979,662	493,244
Cost of shares redeemed	(87,851,944)	(100,377,123)
Net increase (decrease) in net assets resulting from share transactions	113,529,746	104,952,858
Total increase (decrease) in net assets	44,139,755	133,716,146
Net Assets
Beginning of period	378,587,371	244,871,225
End of period	$422,727,126	$378,587,371
Other Information
Shares
Sold	18,493,462	18,674,141
Issued in reinvestment of distributions	607,455	48,215
Redeemed	(8,480,972)	(9,148,091)
Net increase (decrease)	10,619,945	9,574,265

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$10.60	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.37	.36	.19
Net realized and unrealized gain (loss)	(1.66)	.81	(1.35)	1.60
Total from investment operations	(1.53)	1.18	(.99)	1.79
Distributions from net investment income	(.30)	(.19)	(.15)	–
Distributions from net realized gain	–	–	(.05)	–
Total distributions	(.30)	(.19)	(.20)	–
Net asset value, end of period	$9.76	$11.59	$10.60	$11.79
Total ReturnC,D	(13.58)%	11.40%	(8.53)%	17.90%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	- %H
Net investment income (loss)	2.33%H	3.35%	3.13%	2.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$422,727	$378,587	$244,871	$7,993
Portfolio turnover rateI	2%H	4%	4%J	18%H

 A For the period March 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,760,577
Gross unrealized depreciation	(94,251,683)
Net unrealized appreciation (depreciation)	$(65,491,106)
Tax cost	$484,870,970

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(279,735)
Long-term	(108,753)
Total capital loss carryforward	$(388,488)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	85,246,806	4,229,127

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex International Index Fund	$489

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $19 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $123.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	-% -C	$1,000.00	$864.20	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZEI-SANN-0620
1.9881634.103

Fidelity® Total International Index Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.7
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.6
10.8

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	19.8
Industrials	11.3
Consumer Discretionary	11.7
Information Technology	10.3
Health Care	10.0
Consumer Staples	9.8
Materials	7.1
Communication Services	7.1
Energy	4.8
Real Estate	3.0

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	17.6%
United Kingdom	9.4%
Canada	6.7%
Switzerland	6.5%
Cayman Islands	6.0%
France	5.9%
Germany	5.3%
Australia	4.2%
Taiwan	3.7%
Other*	34.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR	6,351	$103,585
Central Puerto SA sponsored ADR (a)	22,701	55,163
Grupo Financiero Galicia SA sponsored ADR	15,136	107,768
Pampa Holding SA sponsored ADR (a)(b)	10,214	105,408
Telecom Argentina SA Class B sponsored ADR	12,929	88,822
Transportadora de Gas del Sur SA Class B sponsored ADR (a)	20,041	91,788
YPF SA Class D sponsored ADR	37,887	145,486

TOTAL ARGENTINA		698,020

Australia - 4.2%
Abacus Property Group unit	53,153	86,691
Accent Group Ltd.	71,378	53,767
Adelaide Brighton Ltd.	42,842	75,465
Afterpay Ltd. (b)	37,797	751,619
AGL Energy Ltd.	108,806	1,194,148
ALS Ltd.	90,297	394,314
Altium Ltd.	20,367	447,083
Alumina Ltd.	391,546	434,323
AMP Ltd. (b)	555,197	512,257
Ansell Ltd.	21,309	392,985
AP Eagers Ltd.	26,769	88,578
APA Group unit	200,496	1,416,678
APN News & Media Ltd.	14,469	10,515
Appen Ltd.	20,573	339,937
ARB Corp. Ltd.	11,975	117,599
Ardent Leisure Group Ltd. (b)	92,221	21,416
Aristocrat Leisure Ltd.	120,822	1,981,455
ASX Ltd.	33,869	1,785,760
Atlas Arteria Ltd. unit	180,977	730,305
Aurizon Holdings Ltd.	412,084	1,251,851
Austal Ltd.	49,091	106,535
Australia & New Zealand Banking Group Ltd.	496,500	5,393,214
Australian Agricultural Co. Ltd. (b)	71,591	53,935
Australian Pharmaceutical Industries Ltd.	31,076	23,557
Avita Medical Ltd. (b)	376,860	111,716
Babcock & Brown Wind Partners	195,360	74,755
Bank of Queensland Ltd.	60,814	205,055
Bapcor Ltd.	54,704	174,187
Beach Energy Ltd.	315,387	307,424
Bega Cheese Ltd.	25,105	78,601
Bendigo & Adelaide Bank Ltd.	71,161	301,093
BHP Billiton Ltd.	507,342	10,357,037
Bingo Industries Ltd.	71,324	108,020
Blackmores Ltd.	2,121	104,107
BlueScope Steel Ltd.	108,584	708,713
Boral Ltd.	199,541	387,805
Brambles Ltd.	285,183	2,038,364
Bravura Solutions Ltd.	47,897	149,566
Breville Group Ltd.	15,579	176,296
Brickworks Ltd.	17,944	158,366
BT Investment Management Ltd.	56,198	199,584
BWP Trust	58,526	133,748
Caltex Australia Ltd.	39,851	641,597
Carsales.com Ltd.	32,878	300,761
Castile Resources PTY Ltd. (b)	8,455	905
Centuria Industrial REIT	105,014	180,096
Challenger Ltd.	84,704	269,769
Charter Hall Group unit	83,918	414,685
Charter Hall Long Wale REIT unit	73,499	213,061
Charter Hall Retail REIT	50,555	104,030
Charter Hall Social Infrastruc	61,664	97,605
Cimic Group Ltd.	19,453	309,660
Clinuvel Pharmaceuticals Ltd.	7,719	109,346
Coca-Cola Amatil Ltd.	74,877	416,885
Cochlear Ltd.	10,857	1,290,870
Coles Group Ltd.	232,410	2,330,567
Collins Foods Ltd.	30,692	145,957
Commonwealth Bank of Australia	304,147	12,286,472
Computershare Ltd.	130,210	1,024,450
Cooper Energy Ltd. (b)	310,278	86,242
Corporate Travel Management Ltd.	13,942	114,140
Costa Group Holdings Ltd.	72,719	135,836
Credit Corp. Group Ltd.	9,327	99,324
Cromwell Property Group unit	311,525	158,784
Crown Ltd.	42,649	273,022
CSL Ltd.	78,616	15,670,321
CSR Ltd.	113,292	272,290
DEXUS Property Group unit	185,440	1,100,833
Domain Holdings Australia Ltd.	43,726	74,043
Dominos Pizza Enterprises Ltd.	8,816	329,873
Downer EDI Ltd.	118,235	318,066
Elders Ltd.	18,301	102,611
EML Payments Ltd. (b)	37,856	68,367
Estia Health Ltd.	5,505	5,335
Evolution Mining Ltd.	273,280	889,947
Flexigroup Ltd.	63,068	36,836
Flight Centre Travel Group Ltd.	23,947	169,711
Flight Centre Trvl Group Ltd. rights 5/1/20 (b)	6,881	16,994
Fortescue Metals Group Ltd.	238,085	1,819,505
G8 Education Ltd.	154,793	86,804
G8 Education Ltd. rights 5/1/20 (b)	16,835	878
Galaxy Resources Ltd. (b)	53,543	26,267
GDI Property Group unit	141,746	95,822
Genworth Mortgage Insurance Ltd.	40,042	55,356
Gold Road Resources Ltd. (b)	122,666	125,260
Goodman Group unit	273,374	2,328,391
GrainCorp Ltd. (b)	35,368	81,219
Growthpoint Properties Australia Ltd.	41,197	82,650
GUD Holdings Ltd.	13,485	80,046
GWA Group Ltd.	15,587	27,978
Hansen Technologies Ltd.	12,222	22,224
Harvey Norman Holdings Ltd.	79,400	142,461
Healius Ltd.	83,094	138,979
HUB24 Ltd.	10,115	63,602
IDP Education Ltd.	24,074	228,202
Iluka Resources Ltd.	56,818	281,820
IMF Bentham Ltd.	65,171	169,973
Incitec Pivot Ltd.	267,788	414,164
Independence Group NL	85,381	259,018
Ingenia Communities Group unit	96,358	231,701
Inghams Group Ltd.	88,689	200,933
Insurance Australia Group Ltd.	380,340	1,421,066
Invocare Ltd.	19,959	133,474
IOOF Holdings Ltd.	49,199	137,352
IPH Ltd.	40,290	192,703
Iress Ltd.	43,303	315,859
JB Hi-Fi Ltd.	20,159	455,743
Jumbo Interactive Ltd.	7,641	60,017
Lendlease Group unit	91,051	725,298
Link Administration Holdings Ltd.	109,182	266,409
Lynas Corp. Ltd. (b)	114,169	127,828
Macquarie Group Ltd.	60,587	4,013,464
Magellan Financial Group Ltd.	21,415	701,483
Mayne Pharma Group Ltd. (b)	231,670	61,870
McMillan Shakespeare Ltd.	16,052	69,339
Medibank Private Ltd.	478,173	837,672
Megaport Ltd. (b)	16,862	129,758
Mesoblast Ltd. (b)	65,772	140,384
Metcash Ltd.	155,494	250,803
Mineral Resources Ltd.	40,411	435,544
Mirvac Group unit	630,281	915,858
Monadelphous Group Ltd.	24,351	177,016
Myer Holdings Ltd. (b)	167,349	21,510
Nanosonics Ltd. (b)	43,970	195,950
National Australia Bank Ltd.	507,776	5,563,946
National Australia Bank Ltd.	2,120	23,230
National Storage (REIT) unit	116,388	130,725
Nearmap Ltd. (b)	59,652	58,317
Netwealth Group Ltd.	23,696	116,092
New Hope Corp. Ltd.	66,786	66,750
Newcrest Mining Ltd.	135,033	2,423,362
NEXTDC Ltd. (b)	70,686	403,389
NIB Holdings Ltd.	80,014	255,703
Nine Entertainment Co. Holdings Ltd.	297,077	273,275
Northern Star Resources Ltd.	131,768	1,064,037
NRW Holdings Ltd.	59,175	64,735
Nufarm Ltd. (b)	50,267	170,716
oOh!media Ltd.	97,277	64,382
Orica Ltd.	91,203	1,056,924
Origin Energy Ltd.	308,318	1,108,926
Orocobre Ltd. (b)	30,380	44,097
Orora Ltd.	238,524	396,394
OZ Minerals Ltd.	61,358	353,681
Pact Group Holdings Ltd. (b)	17,118	21,175
Perenti Global Ltd.	117,328	68,987
Perpetual Trustees Australia Ltd.	15,768	306,508
Perseus Mining Ltd. (Australia) (b)	175,208	105,884
Pilbara Minerals Ltd. (a)(b)	300,124	42,153
Platinum Asset Management Ltd.	54,650	123,407
PolyNovo Ltd. (b)	86,096	119,588
Premier Investments Ltd.	15,860	158,951
Pro Medicus Ltd.	7,636	128,524
Qantas Airways Ltd.	110,352	274,077
QBE Insurance Group Ltd.	252,416	1,366,797
Qube Holdings Ltd. (c)	266,265	383,461
Ramelius Resources Ltd.	110,333	93,752
Ramsay Health Care Ltd.	31,258	1,269,436
realestate.com.au Ltd.	9,189	525,785
Regis Healthcare Ltd.	15,180	14,673
Regis Resources Ltd.	85,284	243,859
Reliance Worldwide Corp. Ltd.	171,337	301,425
Resolute Mng Ltd. (b)	163,918	97,661
Rio Tinto Ltd.	63,069	3,554,644
Sandfire Resources NL	31,626	91,787
Santos Ltd.	300,818	956,541
Saracen Mineral Holdings Ltd. (b)	174,759	479,293
Scentre Group unit	1,044,219	1,568,675
SEEK Ltd.	57,558	642,594
Select Harvests Ltd.	13,301	62,522
Service Stream Ltd.	80,472	102,390
Seven Group Holdings Ltd.	17,683	173,885
Shopping Centres Australasia Property Group unit	187,100	271,200
Sigma Healthcare Ltd.	189,346	74,327
Silver Lake Resources Ltd. (b)	159,047	196,444
Sims Ltd.	24,344	109,438
Smartgroup Corp. Ltd.	18,219	63,684
Sonic Healthcare Ltd.	89,746	1,584,937
South32 Ltd.	816,788	1,027,236
Southern Cross Media Group Ltd.	348,163	31,448
SP AusNet	298,818	364,446
Spark Infrastructure Group unit	271,263	333,164
St Barbara Ltd.	130,356	214,559
Steadfast Group Ltd.	128,411	253,571
Stockland Corp. Ltd. unit	396,529	736,317
Suncorp Group Ltd.	208,420	1,239,027
Super Retail Group Ltd.	44,388	181,093
Sydney Airport unit	182,711	744,253
Tabcorp Holdings Ltd.	293,384	611,669
Tassal Group Ltd.	26,831	65,446
Technology One Ltd.	41,186	252,657
Telstra Corp. Ltd.	730,209	1,436,479
The GPT Group unit	330,138	907,309
The Star Entertainment Group Ltd.	137,527	269,617
TPG Telecom Ltd.	107,103	511,065
Transpacific Industries Group Ltd.	360,932	435,473
Transurban Group unit	486,539	4,337,383
Treasury Wine Estates Ltd.	120,306	791,296
United Malt Group Ltd. (b)	28,515	78,763
Vicinity Centres unit	630,020	603,140
Village Roadshow Ltd.	22,128	32,165
Virtus Health Ltd.	12,607	25,096
Viva Energy Group Ltd. (d)	161,696	151,123
Viva Energy REIT unit	69,157	108,056
Vocus Group Ltd. (b)	109,603	217,581
Washington H. Soul Pattinson & Co. Ltd.	23,609	283,937
Webjet Ltd. (a)	52,852	103,627
Wesfarmers Ltd.	196,909	4,782,812
West Australian Newspapers Holdings Ltd. (b)	77,891	4,284
Western Areas NL	26,026	36,686
Westgold Resources Ltd. (b)	57,949	76,129
Westpac Banking Corp.	619,117	6,441,382
Whitehaven Coal Ltd.	111,845	131,996
WiseTech Global Ltd.	25,154	299,537
Woodside Petroleum Ltd.	185,579	2,657,350
Woolworths Group Ltd.	213,642	4,944,089
WorleyParsons Ltd.	65,279	378,373
Zip Co. Ltd. (b)	27,825	42,091

TOTAL AUSTRALIA		157,606,238

Austria - 0.2%
ams AG (a)(b)	56,205	731,931
Andritz AG	15,404	506,414
Austria Technologie & Systemtechnik AG	1,807	31,050
BAWAG Group AG (d)	14,389	489,129
CA Immobilien Anlagen AG	22,688	722,260
DO & CO Restaurants & Catering AG	329	16,440
Erste Group Bank AG	52,817	1,147,461
EVN AG	1,673	26,107
IMMOFINANZ Immobilien Anlagen AG	11,914	220,385
Lenzing AG	2,955	169,036
Oesterreichische Post AG	5,821	219,436
OMV AG	37,261	1,220,891
PORR AG	3,992	68,507
Raiffeisen International Bank-Holding AG	22,293	384,281
S IMMO AG	14,648	272,242
S&T AG	6,744	148,104
Schoeller-Bleckmann Oilfield Equipment AG	1,427	42,222
Telekom Austria AG	16,425	115,556
UNIQA Insurance Group AG	38,799	261,060
Verbund AG	11,343	514,114
Vienna Insurance Group AG	2,697	54,322
Voestalpine AG	26,456	547,800
Wienerberger AG	15,999	298,929
Zumtobel AG (b)	292	1,891

TOTAL AUSTRIA		8,209,568

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	35,485	223,556
Picton Property Income Ltd.	162,738	140,403
Regional REIT Ltd. (d)	102,239	99,797
Schroder (REIT) Ltd.	56,926	26,636
Sirius Real Estate Ltd.	173,698	154,235
Standard Life Investment Property Income Trust Ltd.	44,642	40,427
Stobart Group Ltd.	58,472	45,587
UK Commercial Property REIT Ltd.	139,509	118,605

TOTAL BAILIWICK OF GUERNSEY		849,246

Bailiwick of Jersey - 0.4%
Boohoo.Com PLC (b)	133,602	543,518
Centamin PLC	197,743	388,156
Experian PLC	160,084	4,807,382
Ferguson PLC	40,034	2,886,543
Glencore Xstrata PLC	1,876,505	3,515,521
IWG PLC	112,033	335,831
Man Group PLC	272,707	458,195
Petrofac Ltd.	57,231	141,930
Polymetal International PLC	35,991	740,488
Sanne Group PLC	21,363	174,355
WPP PLC	217,893	1,690,660

TOTAL BAILIWICK OF JERSEY		15,682,579

Belgium - 0.7%
Ackermans & Van Haaren SA	3,597	476,560
Aedifica SA	3,721	360,057
Ageas	30,656	1,103,575
Agfa-Gevaert NV (b)	13,944	55,239
Anheuser-Busch InBev SA NV	132,306	6,161,498
Barco NV	1,385	221,592
Befimmo SCA Sicafi	2,341	104,539
Bekaert SA	5,581	118,405
Bpost SA	12,090	84,461
Cofinimmo SA	5,442	757,379
Colruyt NV	9,739	582,931
Compagnie D'entreprises CFE SA	465	36,027
D'ieteren SA	4,908	245,256
Econocom Group SA	21,910	42,210
Elia System Operator SA/NV	5,668	652,184
Euronav NV	38,577	431,201
Fagron NV	9,278	209,243
Galapagos Genomics NV (b)	8,359	1,846,731
Gimv NV	7,597	417,091
Groupe Bruxelles Lambert SA	15,504	1,238,235
Intervest Offices & Warehouses NV	5,340	132,252
Ion Beam Applications SA (b)	586	4,861
KBC Ancora	5,203	182,683
KBC Groep NV	42,510	2,305,784
Kinepolis Group NV	4,430	166,756
Melexis NV	2,513	152,978
Mithra Pharmaceuticals SA (b)	2,881	71,825
Montea SICAFI SCA	1,707	150,210
Ontex Group NV	11,263	205,504
Orange Belgium	11,884	197,690
Proximus	30,646	653,869
Retail Estates NV	1,852	100,157
Sofina SA	3,060	720,960
Solvay SA Class A	13,401	1,046,194
Telenet Group Holding NV	7,543	314,769
Tessenderlo Group (b)	1,881	52,460
Titan Cement International Trading SA	10,981	151,863
UCB SA	21,093	1,931,007
Umicore SA	36,625	1,587,347
Van de Velde	142	3,595
Warehouses de Pauw	27,155	743,945

TOTAL BELGIUM		26,021,123

Bermuda - 0.5%
AGTech Holdings Ltd. (b)	1,128,000	53,083
Alibaba Health Information Technology Ltd. (b)	628,000	1,502,181
Alibaba Pictures Group Ltd. (b)	2,830,000	379,040
Beijing Enterprises Water Group Ltd.	754,000	292,591
Borr Drilling Ltd. (b)	10,760	7,614
Brightoil Petroleum Holdings Ltd. (b)(c)	26,000	5,031
Brilliance China Automotive Holdings Ltd.	622,000	575,498
BW LPG Ltd. (d)	25,038	85,830
BW Offshore Ltd. (a)(b)	18,283	51,753
Cafe de Coral Holdings Ltd.	104,000	214,548
Cheung Kong Infrastructure Holdings Ltd.	128,500	763,292
China Foods Ltd.	188,000	61,951
China Gas Holdings Ltd.	442,400	1,609,778
China Grand Pharmaceutical and Healthcare Holdings Ltd.	368,000	244,407
China Oriental Group Co. Ltd. (H Shares)	214,000	64,674
China Resource Gas Group Ltd.	170,000	955,457
China Water Affairs Group Ltd.	472,000	358,773
China Youzan Ltd. (b)	1,692,000	154,272
Chinese Estates Holdings Ltd.	93,000	44,439
Chow Sang Sang Holdings International Ltd.	61,000	61,429
CITIC Resources Holdings Ltd.	16,000	538
CMBC Capital Holdings Ltd.	2,300,000	35,791
Cosco Shipping Ports Ltd.	608,794	324,336
Credicorp Ltd. (United States)	13,481	2,008,939
Dairy Farm International Holdings Ltd.	62,989	301,857
Digital China Holdings Ltd. (H Shares)	21,261	11,346
Emperor International Holding Ltd.	54,000	9,976
Esprit Holdings Ltd. (b)	275,100	26,383
Frontline Ltd.	19,491	184,160
GCL New Energy Holdings Ltd. (b)	476,000	6,705
Gemdale Properties and Investment Corp. Ltd.	1,348,000	214,795
Giordano International Ltd.	228,000	45,964
Golden Ocean Group Ltd.	15,712	56,284
GOME Electrical Appliances Holdings Ltd. (b)	1,734,000	201,308
Gulf Keystone Petroleum Ltd.	20,209	20,286
GZI Transport Ltd.	152,000	106,107
Haier Electronics Group Co. Ltd.	358,000	985,965
HengTen Networks Group Ltd. (b)	2,816,000	26,432
Hiscox Ltd.	53,858	476,603
Hoegh LNG Holdings Ltd.	550	599
Hongkong Land Holdings Ltd.	224,039	937,188
Jardine Matheson Holdings Ltd.	37,958	1,662,604
Jardine Strategic Holdings Ltd.	37,014	795,687
Johnson Electric Holdings Ltd.	60,808	102,103
K Wah International Holdings Ltd.	76,902	35,239
Kerry Logistics Network Ltd.	194,000	265,301
Kerry Properties Ltd.	90,500	249,959
Kunlun Energy Co. Ltd.	592,000	385,686
Lancashire Holdings Ltd.	30,597	235,846
Landing International Development Ltd. (b)	54,000	2,121
Li & Fung Ltd.	1,052,000	157,948
Luk Fook Holdings International Ltd.	89,000	190,570
Luye Pharma Group Ltd. (d)	155,500	75,507
Man Wah Holdings Ltd.	269,600	154,826
Mandarin Oriental International Ltd.	47,100	65,784
Neo-China Group (Holdings) Ltd.	135,000	13,307
Nine Dragons Paper (Holdings) Ltd.	519,000	496,539
NWS Holdings Ltd.	386,367	402,659
Pacific Basin Shipping Ltd.	861,000	105,482
Panda Green Energy Group Ltd. (b)	56,000	1,167
PAX Global Technology Ltd.	174,000	74,181
Pou Sheng International (Holdings) Ltd.	396,000	80,895
Road King Infrastructure Ltd.	20,000	30,912
Shangri-La Asia Ltd.	156,000	128,821
Shenzhen International Holdings Ltd.	176,608	341,332
Sihuan Pharmaceutical Holdings Group Ltd.	675,000	66,978
Silverlake Axis Ltd. Class A	81,300	13,734
Skyfame Realty Holdings Ltd.	150,000	19,782
Skyworth Group Ltd.	266,098	61,123
SmarTone Telecommunications Holdings Ltd.	2,643	1,669
SMI Corp. Ltd. (b)(c)	7,200	2,173
Stolt-Nielsen SA	1,855	15,843
Tai Fook Securities Group Ltd.	666,030	155,941
Texwinca Holdings Ltd.	200,000	33,840
Town Health International Holdings Co. Ltd. (c)	114,000	10,110
Vtech Holdings Ltd.	47,800	360,412
Yue Yuen Industrial (Holdings) Ltd.	119,500	190,621

TOTAL BERMUDA		20,453,905

Brazil - 1.0%
AES Tiete Energia SA unit	53,139	141,694
Alupar Investimento SA unit	23,600	97,952
Ambev SA	820,063	1,710,130
Arezzo Industria e Comercio SA	13,300	103,946
Atacadao Distribuicao Comercio e Industria Ltda	74,500	274,003
B2W Companhia Global do Varejo (b)	35,804	482,290
Banco Bradesco SA	395,050	1,275,691
Banco do Brasil SA	137,100	718,540
Banco Inter SA unit	9,800	49,596
Banco Santander SA (Brasil) unit	87,900	436,437
BB Seguridade Participacoes SA	130,100	635,200
BK Brasil Operacao e Assessoria a Restaurantes SA	13,300	23,137
BM&F BOVESPA SA	350,678	2,477,620
BR Malls Participacoes SA	104,005	192,025
Brasil Foods SA (b)	97,100	346,231
BTG Pactual Participations Ltd. unit	37,300	290,147
CCR SA	199,084	452,139
Centrais Eletricas Brasileiras SA (Electrobras)	39,876	177,825
Cia. Hering SA	20,400	56,122
Cielo SA	247,560	184,831
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	26,561	323,446
Companhia de Locacao das Americas	54,900	134,072
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	55,300	407,588
Companhia de Saneamento de Minas Gerais	10,000	88,269
Companhia Siderurgica Nacional SA (CSN)	101,287	166,890
Compania de Saneamento do Parana unit	29,100	137,529
Cosan Logistica SA (b)	25,400	71,745
Cosan SA Industria e Comercio	22,400	248,555
CVC Brasil Operadora e Agencia de Viagens SA	20,800	52,785
Cyrela Brazil Realty SA	46,000	134,585
Dommo Energia SA (b)	10,230	2,822
Drogasil SA	42,900	826,617
Duratex SA	73,600	131,827
Ecorodovias Infraestrutura e Logistica SA (b)	36,000	69,446
EDP Energias do Brasil SA	51,300	160,374
Embraer SA (b)	120,188	191,182
Energisa SA unit	27,500	220,995
ENGIE Brasil Energia SA	27,681	199,136
Equatorial Energia SA	138,400	466,517
Estacio Participacoes SA	48,900	272,921
EZ Tec Empreendimentos e Participacoes SA	13,500	74,999
Fleury SA	61,200	256,599
Gol Linhas Aereas Inteligentes SA:
warrants 7/23/24 (b)	900	1,903
warrants 7/30/24 (b)	3,278	6,631
Grendene SA	31,100	39,862
Grupo SBF SA (b)	20,100	116,802
Guararapes Confeccoes SA	33,500	78,546
Hapvida Participacoes e Investimentos SA (d)	33,700	324,984
Hypermarcas SA	72,200	386,101
Iguatemi Empresa de Shopping Centers SA	10,400	62,960
Iochpe-Maxion SA	13,630	31,857
IRB Brasil Resseguros SA	120,500	226,468
JBS SA	182,600	800,527
Klabin SA unit	117,700	385,486
Kroton Educacional SA	296,354	301,918
Light SA	50,300	105,079
Linx SA	24,500	97,813
Localiza Rent A Car SA	101,808	640,103
LOG Commercial Properties e Participacoes SA	9,391	39,513
Lojas Renner SA	212,024	1,496,828
M. Dias Branco SA	17,957	105,670
Magazine Luiza SA	125,167	1,143,971
Marfrig Global Foods SA (b)	103,200	243,676
Minerva SA (b)	52,600	118,589
MPX Mineracao e Energia SA (b)	39,300	260,029
MRV Engenharia e Participacoes SA	59,000	164,374
Multiplan Empreendimentos Imobiliarios SA	46,496	178,617
Natura & Co. Holding SA	110,984	724,940
Notre Dame Intermedica Participacoes SA	80,800	814,404
Odontoprev SA	59,900	165,229
Petro Rio SA (b)	34,900	131,246
Petrobras Distribuidora SA	119,100	427,743
Petroleo Brasileiro SA - Petrobras (ON)	577,588	1,980,915
Porto Seguro SA	14,300	119,099
Qualicorp Consultoria E Corret	35,300	168,259
Rumo SA (b)	183,100	666,351
Sao Martinho SA	27,200	95,537
SLC Agricola SA	13,600	60,023
Smiles Fidelidade SA	6,600	17,332
Sonae Sierra Brasil SA	27,372	140,487
Sul America SA unit	47,735	392,825
Suzano Papel e Celulose SA	94,588	685,506
Terna Participacoes SA unit	35,300	178,516
TIM Participacoes SA	162,780	381,962
Totvs SA	26,500	288,250
Ultrapar Participacoes SA	120,000	319,976
Vale SA (b)	565,774	4,667,357
Via Varejo SA (b)	164,800	278,207
Weg SA	148,140	1,088,051

TOTAL BRAZIL		35,914,977

British Virgin Islands - 0.0%
Arcos Dorados Holdings, Inc. Class A	28,497	108,574
Despegar.com Corp. (b)	8,509	58,712
First Pacific Co. Ltd.	540,000	111,584

TOTAL BRITISH VIRGIN ISLANDS		278,870

Canada - 6.6%
Advantage Oil & Gas Ltd. (b)	34,559	56,111
Aecon Group, Inc.	7,215	79,254
AG Growth International, Inc.	2,935	55,750
AGF Management Ltd. Class B (non-vtg.)	12,751	39,390
Agnico Eagle Mines Ltd. (Canada)	41,579	2,429,412
Air Canada (b)	20,466	297,591
Alacer Gold Corp. (b)	52,061	267,047
Alamos Gold, Inc.	68,190	549,165
Alaris Royalty Corp.	5,295	38,573
Algonquin Power & Utilities Corp.	109,531	1,518,696
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	149,128	4,161,163
Allied Properties (REIT)	9,457	302,744
AltaGas Ltd. (a)	46,906	560,736
Altius Minerals Corp.	6,791	41,957
Altus Group Ltd.	5,318	160,577
Aphria, Inc. (a)(b)	39,398	139,823
ARC Resources Ltd.	61,043	257,425
Aritzia LP (b)	14,288	170,087
Artis (REIT)	26,390	165,702
ATCO Ltd. Class I (non-vtg.)	11,167	313,602
ATS Automation Tooling System, Inc. (b)	11,679	173,262
Aurinia Pharmaceuticals, Inc. (b)	11,577	199,588
Aurora Cannabis, Inc. (a)(b)	224,118	164,230
B2Gold Corp.	204,987	1,036,753
Badger Daylighting Ltd.	5,918	128,611
Ballard Power Systems, Inc. (a)(b)	36,811	374,206
Bank of Montreal (a)	113,540	5,772,640
Bank of Nova Scotia	206,026	8,259,098
Barrick Gold Corp. (Canada)	309,306	7,961,805
Bausch Health Cos., Inc. (Canada) (b)	53,113	959,655
Baytex Energy Corp. (b)	54,000	17,264
BCE, Inc.	23,069	932,903
Birchcliff Energy Ltd.	55,242	60,721
BlackBerry Ltd. (b)	88,729	378,642
Boardwalk (REIT)	12,411	237,084
Bombardier, Inc. Class B (sub. vtg.) (b)	345,762	121,717
Boralex, Inc. Class A	20,739	401,535
Brookfield Asset Management, Inc. (Canada) Class A	230,121	7,776,782
BRP, Inc.	8,197	245,330
CAE, Inc.	44,266	731,433
Cameco Corp.	68,890	684,965
Canaccord Capital, Inc.	18,387	71,199
Canacol Energy Ltd.	97,659	247,664
Canada Goose Holdings, Inc. (a)(b)	9,992	238,611
Canadian Apartment Properties (REIT) unit	13,514	465,046
Canadian Energy Services & Technology Corp.	49,371	41,499
Canadian Imperial Bank of Commerce	78,794	4,668,939
Canadian National Railway Co.	121,079	10,012,862
Canadian Natural Resources Ltd.	205,824	3,446,789
Canadian Pacific Railway Ltd.	23,316	5,299,220
Canadian Tire Ltd. Class A (non-vtg.)	9,634	675,996
Canadian Utilities Ltd. Class A (non-vtg.)	19,310	471,114
Canadian Western Bank, Edmonton	24,530	388,229
Canfor Corp. (b)	9,138	63,679
Canfor Pulp Products, Inc.	4,904	24,450
Capital Power Corp.	16,041	310,460
Cascades, Inc.	12,718	127,276
CCL Industries, Inc. Class B	28,010	875,545
Celestica, Inc. (sub. vtg.) (b)	20,985	131,010
Cenovus Energy, Inc. (Canada)	181,361	657,978
Centerra Gold, Inc.	37,885	302,928
CGI Group, Inc. Class A (sub. vtg.) (b)	42,269	2,695,657
China Gold International Resources Corp. Ltd. (b)	27,734	13,549
Chorus Aviation, Inc. Class B	24,896	62,600
CI Financial Corp.	39,816	423,060
Cineplex, Inc.	17,158	205,114
Cogeco Communications, Inc.	6,196	458,084
Cogeco, Inc. (sub. vtg.)	155	9,555
Colliers International Group, Inc.	5,842	320,608
Cominar (REIT)	7,491	45,690
Computer Modelling Group Ltd.	20,058	67,439
Constellation Software, Inc.	3,434	3,302,211
Corby Spirit and Wine Ltd.	368	4,307
Corus Entertainment, Inc. Class B (non-vtg.)	44,591	101,551
Cott Corp.	25,142	257,390
Crescent Point Energy Corp.	96,047	133,863
Crombie (REIT)	448	4,184
Cronos Group, Inc. (a)(b)	31,493	186,431
CT Real Estate Investment Trust	401	3,731
Descartes Systems Group, Inc. (Canada) (b)	13,314	559,648
Dirtt Environmental Solutions Ltd. (b)	12,972	15,470
Dollarama, Inc.	54,862	1,720,805
Dream Industrial (REIT)	1,039	7,599
Dream Office (REIT)	1,644	25,653
DREAM Unlimited Corp.	19,130	120,529
Dundee Precious Metals, Inc.	45,035	209,977
ECN Capital Corp.	29,196	82,851
Eldorado Gold Corp. (b)	27,528	262,435
Element Financial Corp.	60,612	447,204
Emera, Inc. (a)	39,664	1,578,923
Empire Co. Ltd. Class A (non-vtg.)	28,624	631,930
Enbridge, Inc.	347,464	10,646,460
Endeavour Silver Corp. (a)(b)	31,094	50,485
Enerflex Ltd.	12,193	45,988
Enerplus Corp.	45,416	122,354
Enghouse Systems Ltd.	9,192	344,382
Ensign Energy Services, Inc.	10,557	4,702
Equinox Gold Corp. (b)	40,719	340,215
Equitable Group, Inc.	2,732	133,465
ERO Copper Corp. (b)	11,930	136,446
Evertz Technologies Ltd.	415	4,496
Exco Technologies Ltd.	580	2,717
Extendicare, Inc. (a)	24,719	109,393
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,597	1,246,453
Fiera Capital Corp.	9,729	62,905
Finning International, Inc.	27,172	344,933
First Capital Realty, Inc. unit	14,500	149,485
First Majestic Silver Corp. (b)	30,554	246,724
First National Financial Corp.	2,753	63,270
First Quantum Minerals Ltd.	118,959	726,428
FirstService Corp.	5,728	495,251
Fortis, Inc.	76,550	2,966,419
Fortuna Mines, Inc. (b)	29,283	87,936
Franco-Nevada Corp.	32,640	4,318,390
Freehold Royalties Ltd.	4,398	11,785
Frontera Energy Corp.	18,532	59,512
Genworth MI Canada, Inc.	27,342	674,146
George Weston Ltd.	12,632	896,069
Gibson Energy, Inc.	31,925	454,810
Gildan Activewear, Inc.	36,974	515,848
Granite Real Estate Investment Trust	3,081	140,775
Great Canadian Gaming Corp. (b)	7,704	150,045
Great-West Lifeco, Inc.	56,592	931,850
H&R (REIT) unit	23,980	169,864
HEXO Corp. (a)(b)	61,504	30,488
Home Capital Group, Inc. (a)(b)	7,082	94,786
HudBay Minerals, Inc.	41,381	101,078
Husky Energy, Inc.	55,294	177,567
Hydro One Ltd. (d)	70,552	1,279,308
iA Financial Corp, Inc.	21,492	697,743
IAMGOLD Corp. (b)	81,434	284,912
IGM Financial, Inc.	18,575	393,398
Imperial Oil Ltd.	44,405	717,460
Innergex Renewable Energy, Inc.	28,902	387,865
Intact Financial Corp.	24,695	2,350,190
Inter Pipeline Ltd.	70,720	591,387
Interfor Corp. (b)	10,595	62,491
InterRent REIT	1,343	14,019
Intertape Polymer Group, Inc.	10,409	102,149
Ivanhoe Mines Ltd. (b)	92,530	194,107
Jamieson Wellness, Inc.	8,580	193,982
Just Energy Group, Inc.	14,385	6,614
Kelt Exploration Ltd. (b)	23,486	26,996
Keyera Corp. (a)	38,423	570,017
Killam Apartment (REIT)	18,141	218,039
Kinaxis, Inc. (b)	4,779	480,389
Kinross Gold Corp. (b)	218,610	1,443,318
Kirkland Lake Gold Ltd.	47,637	1,969,204
Knight Therapeutics, Inc. (b)	30,762	167,738
Labrador Iron Ore Royalty Corp.	10,715	151,955
Largo Resources Ltd. (b)	59,266	46,410
Lassonde Industries, Inc. Class A (sub. vtg.)	1,440	145,629
Laurentian Bank of Canada (a)	8,165	182,370
Lightspeed POS, Inc. (b)	3,855	73,032
Linamar Corp.	6,769	162,617
Loblaw Companies Ltd.	30,660	1,508,826
Lucara Diamond Corp.	49,789	18,600
Lundin Mining Corp.	147,721	723,774
MAG Silver Corp. (b)	13,174	149,822
Magellan Aerospace Corp.	282	1,299
Magna International, Inc. Class A (sub. vtg.)	53,480	2,083,951
Major Drilling Group International, Inc. (b)	18,067	46,078
Manulife Financial Corp.	347,047	4,370,655
Maple Leaf Foods, Inc.	14,931	275,997
Martinrea International, Inc.	20,110	121,502
MEG Energy Corp. (b)	50,850	113,613
Methanex Corp.	15,628	248,463
Metro, Inc. Class A (sub. vtg.)	42,825	1,761,980
Morguard (REIT)	354	1,473
Morguard North American Resources (REIT)	10,443	111,036
Morneau Shephell, Inc.	19,586	473,486
MTY Food Group, Inc.	4,627	79,945
Mullen Group Ltd.	14,973	62,175
National Bank of Canada	61,511	2,480,856
New Gold, Inc. (b)	122,409	100,252
NexGen Energy Ltd. (b)	60,688	80,223
Nfi Group, Inc.	13,474	154,105
Norbord, Inc.	7,035	114,121
North West Co., Inc.	15,714	296,906
Northland Power, Inc.	23,026	494,117
Northview Apartmemt (REIT)	9,260	234,169
Northwest Healthcare Properties REIT	930	6,521
Novagold Resources, Inc. (b)	41,836	469,470
Nutrien Ltd.	104,128	3,718,670
NuVista Energy Ltd. (b)	39,259	23,128
OceanaGold Corp.	109,135	166,217
Onex Corp. (sub. vtg.)	12,979	598,249
Open Text Corp.	58,399	2,206,823
Osisko Gold Royalties Ltd. (a)	19,346	176,650
Osisko Mining, Inc. (b)	32,711	82,250
Pan American Silver Corp.	36,092	766,594
Paramount Resources Ltd. Class A (a)(b)	14,697	20,061
Parex Resources, Inc. (b)	21,679	237,668
Parkland Fuel Corp.	24,708	584,529
Pason Systems, Inc.	8,839	48,070
Pembina Pipeline Corp.	98,498	2,258,742
Peyto Exploration & Development Corp.	35,264	71,189
Power Corp. of Canada (sub. vtg.)	104,044	1,663,867
PrairieSky Royalty Ltd.	46,799	342,264
Precision Drilling Corp. (b)	18,987	10,230
Premier Gold Mines Ltd. (b)	40,561	50,412
Premium Brands Holdings Corp.	5,778	348,436
Pretium Resources, Inc. (b)	30,483	232,792
Quebecor, Inc. Class B (sub. vtg.)	33,705	733,933
Real Matters, Inc. (b)	17,375	199,221
Recipe Unlimited Corp.	231	2,199
Restaurant Brands International, Inc.	52,963	2,583,561
Richelieu Hardware Ltd. (a)	15,048	285,836
RioCan (REIT)	22,360	255,414
Ritchie Bros. Auctioneers, Inc.	16,162	695,618
Rogers Communications, Inc. Class B (non-vtg.)	63,859	2,674,650
Rogers Sugar, Inc.	24,244	81,513
Royal Bank of Canada	242,907	14,943,156
Russel Metals, Inc.	12,893	139,679
Sandstorm Gold Ltd. (b)	30,287	235,211
Saputo, Inc.	51,483	1,294,518
Seabridge Gold, Inc. (b)	7,539	105,561
Secure Energy Services, Inc.	12,279	11,027
SEMAFO, Inc. (b)	57,892	145,567
Seven Generations Energy Ltd. (b)	45,198	93,516
Shaw Communications, Inc. Class B	79,667	1,299,786
ShawCor Ltd. Class A	18,409	26,980
Shopify, Inc. Class A (b)	18,069	11,459,429
Sienna Senior Living, Inc.	9,508	90,507
Sierra Wireless, Inc. (a)(b)	7,402	69,449
Silvercorp Metals, Inc.	35,099	131,626
Sleep Country Canada Holdings, Inc. (d)	7,556	71,491
Smart (REIT)	7,722	118,275
SNC-Lavalin Group, Inc.	29,491	543,866
Spin Master Corp. (b)(d)	5,010	72,489
Sprott, Inc.	62,272	152,554
SSR Mining, Inc. (b)	21,088	369,508
Stantec, Inc.	20,694	609,989
Stella-Jones, Inc.	11,279	281,175
Summit Industrial Income REIT (a)	18,815	140,307
Sun Life Financial, Inc.	96,927	3,322,237
Suncor Energy, Inc.	267,708	4,773,528
Superior Plus Corp.	43,827	311,082
Surge Energy, Inc.	1,678	338
Tamarack Valley Energy Ltd. (b)	52,756	30,321
TC Energy Corp.	160,712	7,396,250
Teck Resources Ltd. Class B (sub. vtg.)	83,980	740,281
TELUS Corp.	68,852	1,125,316
Teranga Gold Corp. (b)	20,350	140,935
TFI International, Inc. (Canada)	12,631	350,269
The Stars Group, Inc. (b)	39,414	1,099,498
The Toronto-Dominion Bank	308,060	12,871,705
Theratechnologies, Inc. (b)	9,316	23,425
Thomson Reuters Corp.	34,041	2,398,363
Timbercreek Financial Corp.	15,271	86,341
TMAC Resources, Inc. (b)	1,050	1,116
TMX Group Ltd.	9,342	809,334
TORC Oil & Gas Ltd.	26,806	21,569
Torex Gold Resources, Inc. (b)	14,856	211,428
Toromont Industries Ltd.	20,767	975,726
Total Energy Services, Inc.	409	491
Tourmaline Oil Corp.	44,876	444,907
TransAlta Corp.	38,635	227,322
TransAlta Renewables, Inc. (a)	33,252	359,287
Transcontinental, Inc. Class A	7,667	69,457
Tricon Capital Group, Inc. (a)	41,255	239,774
Turquoise Hill Resources Ltd. (b)	119,799	58,525
Uni-Select, Inc.	1,404	4,297
Uranium Participation Corp. (b)	26,891	94,663
Vermilion Energy, Inc. (a)	26,673	131,262
Village Farms International, Inc. (b)	7,328	24,533
Wajax Corp.	186	1,161
Wesdome Gold Mines, Inc. (b)	23,621	180,897
West Fraser Timber Co. Ltd.	8,923	248,340
Western Forest Products, Inc.	54,682	36,535
Westshore Terminals Investment Corp.	10,081	108,056
Wheaton Precious Metals Corp.	78,164	2,970,002
Whitecap Resources, Inc.	117,456	154,420
Winpak Ltd.	6,822	227,163
WPT Industrial (REIT)	13,328	152,872
WSP Global, Inc.	17,186	1,153,306
Yamana Gold, Inc.	168,899	795,989

TOTAL CANADA		245,153,018

Cayman Islands - 6.0%
21Vianet Group, Inc. ADR (b)	13,311	199,266
3SBio, Inc. (b)(d)	207,500	210,367
500.com Ltd. sponsored ADR Class A (a)(b)	1,268	5,503
51job, Inc. sponsored ADR (b)	4,709	282,257
58.com, Inc. ADR (b)	18,182	944,555
AAC Technology Holdings, Inc.	131,500	621,942
Agile Property Holdings Ltd.	594,000	668,113
Airtac International Group	23,134	442,527
AK Medical Holdings Ltd.	56,000	150,246
Alibaba Group Holding Ltd. sponsored ADR (b)	302,676	61,343,323
Anta Sports Products Ltd.	217,000	1,847,980
Asia Cement (China) Holdings Corp.	67,500	78,139
ASM Pacific Technology Ltd.	51,200	517,361
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	80,000	147,539
Autohome, Inc. ADR Class A (a)	10,279	844,420
Baidu.com, Inc. sponsored ADR (b)	49,349	4,980,795
Baozun, Inc. sponsored ADR (a)(b)	7,588	241,602
BeiGene Ltd. ADR (b)	6,899	1,054,374
Best, Inc. ADR (a)(b)	29,066	156,084
Biostime International Holdings Ltd.	77,500	296,382
Bitauto Holdings Ltd. ADR (b)	6,085	73,994
BizLink Holding, Inc.	21,062	136,986
Bosideng International Holdings Ltd.	572,000	155,078
Budweiser Brewing Co. APAC Ltd. (d)	233,400	634,247
Camsing International Holding Ltd. (b)(c)	74,000	11,073
Car, Inc. (b)	92,000	26,578
Casetek Holdings	31,187	48,617
Chailease Holding Co. Ltd.	226,784	860,087
Cheung Kong Property Holdings Ltd.	467,500	2,954,014
China Aoyuan Group Ltd.	210,000	246,736
China Conch Venture Holdings Ltd.	321,000	1,534,822
China Dongxiang Group Co. Ltd.	552,000	46,015
China East Education Holdings Ltd. (d)	76,000	122,105
China Education Group Holdings Ltd.	116,000	194,665
China First Capital Group Ltd. (b)	464,000	12,897
China Harmony New Energy Auto	140,500	72,581
China High Speed Transmission Equipment Group Co. Ltd.	22,000	13,942
China Hongqiao Group Ltd.	267,500	131,865
China Huishan Dairy Holdings Co. Ltd. (b)(c)	51,000	1,381
China Liansu Group Holdings Ltd.	164,000	235,007
China Literature Ltd. (b)(d)	47,200	210,696
China LNG Group Ltd. (b)	60,000	1,910
China Logistics Property Holdings Co. Ltd. (b)(d)	109,000	40,963
China Maple Leaf Educational Systems Ltd.	286,000	84,078
China Medical System Holdings Ltd.	253,000	297,824
China Meidong Auto Holding Ltd.	74,000	133,156
China Mengniu Dairy Co. Ltd.	443,000	1,568,711
China Modern Dairy Holdings Ltd. (b)	183,000	19,552
China Overseas Property Holdings Ltd.	420,000	464,344
China Resources Cement Holdings Ltd.	412,000	560,610
China Resources Land Ltd.	550,000	2,272,713
China Resources Medical Holdin	110,000	55,877
China SCE Property Holdings Ltd.	635,000	278,467
China State Construction International Holdings Ltd.	339,750	263,410
China Yuhua Education Corp. Ltd. (d)	250,000	251,439
China ZhengTong Auto Services Holdings Ltd.	150,500	23,341
China Zhongwang Holdings Ltd.	250,000	60,093
ChinaSoft International Ltd.	338,000	177,376
CIFI Holdings Group Co. Ltd.	411,532	314,385
Cimc Enric Holdings Ltd.	332,000	154,425
CK Hutchison Holdings Ltd.	474,000	3,513,372
COFCO Meat Holdings Ltd.	209,000	74,386
Cogobuy Group (b)(d)	220,000	23,254
Comba Telecom Systems Holdings Ltd. (a)	498,000	201,893
Country Garden Holdings Co. Ltd.	1,198,536	1,552,555
Country Garden Services Holdings Co. Ltd.	224,000	1,034,919
CT Environmental Group Ltd. (b)(c)	26,000	1,140
Ctrip.com International Ltd. ADR (b)	82,106	2,115,051
Dali Foods Group Co. Ltd. (d)	430,000	265,647
Daqo New Energy Corp. ADR (b)	2,367	123,392
Dongyue Group Co. Ltd.	211,000	93,470
Endeavour Mining Corp. (b)	13,072	235,342
ENN Energy Holdings Ltd.	135,900	1,531,928
Evergrande Real Estate Group Ltd.	299,190	531,881
Fanhua, Inc. ADR (a)	8,334	157,763
Far East Consortium International Ltd.	96,475	34,224
FIH Mobile Ltd. (b)	497,000	55,547
Fu Shou Yuan International Group Ltd.	161,000	145,592
Fufeng Group Ltd.	319,000	109,333
Fullshare Holdings Ltd. (b)	1,497,500	22,597
Future Land Development Holding Ltd.	440,000	427,570
GCL-Poly Energy Holdings Ltd. (b)	2,014,000	57,319
GDS Holdings Ltd. ADR (a)(b)	11,546	661,817
Geely Automobile Holdings Ltd.	880,000	1,368,860
General Interface Solution Holding Ltd.	27,000	85,617
Genscript Biotech Corp. (b)	148,000	263,944
Ginko International Co. Ltd.	1,000	5,230
Glory Sun Financial Group Ltd.	2,408,000	85,354
Goodbaby International Holdings Ltd. (b)	56,000	5,732
Gourmet Master Co. Ltd.	5,630	18,047
Greentown Service Group Co. Ltd.	166,000	218,459
Haidilao International Holding Ltd. (d)	50,000	216,686
Haitian International Holdings Ltd.	144,000	254,786
Hansoh Pharmaceutical Group Co. Ltd. (d)	118,000	455,631
HC International, Inc. (b)	77,000	12,973
Hengan International Group Co. Ltd.	120,000	1,067,154
HKBN Ltd.	219,000	377,143
Huazhu Group Ltd. ADR	26,152	941,734
Hutchison China Meditech Ltd. sponsored ADR (b)	9,512	204,603
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	13,135
HUYA, Inc. ADR (b)	11,017	178,806
IGG, Inc.	152,000	96,642
Imax China Holding, Inc. (d)	1,700	2,576
Innovent Biologics, Inc. (b)(d)	183,000	901,236
iQIYI, Inc. ADR (a)(b)	25,512	432,939
JD.com, Inc. sponsored ADR (b)	129,308	5,573,175
Jiayuan International Group Ltd.	75,293	31,385
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	5,744	90,870
Kaisa Group Holdings Ltd.	299,000	114,403
Kasen International Holdings Ltd. (b)	131,000	21,055
Kingboard Chemical Holdings Ltd.	104,000	253,714
Kingboard Laminates Holdings Ltd.	180,000	174,203
Kingdee International Software Group Co. Ltd.	383,000	547,757
Kingsoft Corp. Ltd. (a)(b)	157,000	539,171
KWG Property Holding Ltd.	292,123	432,136
Lee & Man Paper Manufacturing Ltd.	415,000	254,947
Leyou Technologies Holdings Ltd. (b)	195,000	58,140
Li Ning Co. Ltd.	341,000	1,076,699
Lifestyle International Holdings Ltd.	48,500	46,166
Lifetech Scientific Corp. (b)	366,000	80,657
Lijun International Pharmaceutical Holding Ltd.	270,000	190,116
Logan Property Holdings Co. Ltd.	266,000	419,319
Longfor Properties Co. Ltd. (d)	296,000	1,504,873
Lonking Holdings Ltd.	342,000	115,876
Macau Legend Development Ltd. (b)	9,000	1,092
Meitu, Inc. (b)(d)	348,000	63,217
Meituan Dianping Class B (b)	172,300	2,306,940
Melco Crown Entertainment Ltd. sponsored ADR	49,008	775,307
Microport Scientific Corp.	289,000	620,746
Minth Group Ltd.	126,000	302,983
Momo, Inc. ADR	25,652	617,700
NetDragon WebSoft, Inc.	92,000	254,426
NetEase, Inc. ADR	12,695	4,379,267
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	25,497	3,254,947
Nexteer Auto Group Ltd.	144,000	74,006
NIO, Inc. sponsored ADR (a)(b)	113,568	387,267
Noah Holdings Ltd. sponsored ADR (a)(b)	8,898	247,008
OneSmart International Education Group Ltd. ADR (a)(b)	26,587	128,149
Pacific Textile Holdings Ltd.	141,000	71,348
Parade Technologies Ltd.	15,000	368,003
Pinduoduo, Inc. ADR (b)	33,409	1,584,923
Ping An Healthcare and Technology Co. Ltd. (b)(d)	61,200	843,091
Q Technology (Group) Co. Ltd.	59,000	70,593
Qudian, Inc. ADR (a)(b)	22,838	39,510
Redco Properties Group Ltd. (d)	164,000	76,915
Regina Miracle International Holdings Ltd. (d)	60,000	28,468
Renhe Commercial Holdings Co. Ltd. (b)	200	45
Ronshine China Holdings Ltd.	39,000	40,825
Sands China Ltd.	376,800	1,525,474
Sapiens International Corp. NV	4,808	119,855
Semiconductor Manufacturing International Corp. (a)(b)	542,600	1,018,429
Shenzhou International Group Holdings Ltd.	127,700	1,473,867
Shimao Property Holdings Ltd.	187,500	762,164
Shui On Land Ltd.	152,000	26,929
Silergy Corp.	13,000	515,541
SINA Corp. (b)	10,219	345,096
Sino Biopharmaceutical Ltd.	1,310,000	1,909,455
SITC International Holdings Co. Ltd.	443,000	437,623
SOHO China Ltd.	366,000	175,378
Sohu.Com Ltd. ADR (b)	6,468	54,267
Sunac China Holdings Ltd.	423,000	1,892,187
Sunevision Holdings Ltd.	171,000	121,568
Sunny Optical Technology Group Co. Ltd.	126,100	1,756,009
TAL Education Group ADR (b)	67,352	3,649,805
Tencent Holdings Ltd.	997,725	52,449,842
Tencent Music Entertainment Group ADR (b)	14,895	169,952
Texhong Textile Group Ltd.	37,500	26,975
The United Laboratories International Holdings Ltd.	122,000	105,380
Tianneng Power International Ltd.	148,000	144,855
Tingyi (Cayman Islands) Holding Corp.	338,000	599,984
Tongda Group Holdings Ltd.	750,000	48,216
Topsports International Holdings Ltd. (d)	211,000	266,738
Towngas China Co. Ltd.	142,063	71,412
TPK Holding Co. Ltd. (b)	90,000	125,677
Truly International Holdings Ltd. (b)	280,000	31,035
Uni-President China Holdings Ltd.	182,000	182,717
Value Partners Group Ltd.	308,000	122,249
Vinda International Holdings Ltd.	53,000	158,669
Vipshop Holdings Ltd. ADR (b)	80,844	1,287,845
Want Want China Holdings Ltd.	1,118,000	796,845
Weibo Corp. sponsored ADR (a)(b)	9,546	358,261
WH Group Ltd. (d)	1,768,500	1,686,713
Wharf Real Estate Investment Co. Ltd.	227,000	960,998
Wuxi Biologics (Cayman), Inc. (b)(d)	135,000	2,101,467
Wynn Macau Ltd.	232,400	401,326
Xiaomi Corp. Class B (b)(d)	1,790,800	2,348,804
Xingda International Holdings Ltd.	13,690	3,259
Xinyi Glass Holdings Ltd.	346,000	400,722
Xinyi Solar Holdings Ltd.	783,284	497,112
XTEP International Holdings Ltd.	241,852	92,899
Yihai International Holding Ltd.	90,000	717,200
Yuzhou Properties Co.	349,795	149,025
YY, Inc. ADR (b)	10,129	617,464
Zai Lab Ltd. ADR (b)	7,242	454,218
Zhen Ding Technology Holding Ltd.	105,000	376,097
Zhenro Properties Group Ltd.	336,000	215,521
Zhongsheng Group Holdings Ltd. Class H	93,000	373,275
ZTO Express (Cayman), Inc. sponsored ADR	54,673	1,627,068

TOTAL CAYMAN ISLANDS		223,771,019

Chile - 0.2%
AES Gener SA	365,208	53,812
Aguas Andinas SA	365,389	122,540
Banco de Chile (b)	8,630,086	760,779
Banco de Credito e Inversiones	11,612	431,128
Banco Santander Chile	12,114,363	520,182
CAP SA	12,581	61,406
Cencosud SA	242,953	293,906
Colbun SA	1,067,569	156,638
Compania Cervecerias Unidas SA	22,998	165,275
Compania de Petroleos de Chile SA (COPEC)	62,872	392,941
Compania Sud Americana de Vapores SA (b)	1,943,383	46,554
CorpBanca SA	29,118,503	82,413
E-CL SA	80,948	99,883
Empresa Nacional de Telecomunicaciones SA (ENTEL)	25,415	153,726
Empresas CMPC SA	215,597	464,790
Enel Chile SA	5,654,069	460,439
Enersis SA	6,611,695	1,084,923
Forus SA	21,919	24,676
Grupo Security SA	475,730	84,650
Inversiones Aguas Metropolitanas SA	45,620	36,609
Inversiones La Construccion SA	5,300	39,993
LATAM Airlines Group SA	40,980	154,859
Parque Arauco SA	91,943	154,296
Ripley Corp. SA	157,756	49,128
S.A.C.I. Falabella	140,181	382,816
Salfacorp SA	92,446	39,862
SMU SA	757,181	126,968
Sonda SA	38,859	23,503
Vina Concha y Toro SA	104,755	164,993

TOTAL CHILE		6,633,688

China - 3.3%
A-Living Services Co. Ltd. (H Shares) (d)	92,500	511,330
Agricultural Bank of China Ltd.:
(A Shares)	1,392,100	679,531
(H Shares)	3,956,000	1,645,625
Aier Eye Hospital Group Co. Ltd. (A Shares)	29,200	180,729
Air China Ltd. (H Shares)	302,000	215,334
Aluminum Corp. of China Ltd. (H Shares) (b)	830,000	174,687
Anhui Conch Cement Co. Ltd. (H Shares)	257,000	2,026,543
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (b)	15,400	72,424
AviChina Industry & Technology Co. Ltd. (H Shares)	624,000	246,276
Baic Motor Corp. Ltd. (H Shares) (d)	229,000	100,185
Bank Communications Co. Ltd.:
(H Shares)	1,359,000	861,207
Class A	332,800	243,019
Bank of Beijing Co. Ltd. (A Shares)	398,800	279,737
Bank of Chengdu Co. Ltd. Class A	176,000	191,910
Bank of China Ltd.:
(A Shares)	2,832,200	1,390,092
(H Shares)	10,156,000	3,866,421
Bank of Guiyang Co. Ltd. (A Shares)	186,200	206,903
Bank of Hangzhou Co. Ltd. (A Shares)	269,900	313,918
Bank of Jiangsu Co. Ltd. (A Shares)	178,700	152,118
Bank of Nanjing Co. Ltd. (A Shares)	128,300	138,762
Bank of Ningbo Co. Ltd. (A Shares)	42,700	155,770
Bank of Shanghai Co. Ltd. (A Shares)	201,900	232,409
Baoshan Iron & Steel Co. Ltd. (A Shares)	172,700	118,213
BBMG Corp. (H Shares)	1,116,000	282,145
Beijing Capital International Airport Co. Ltd. (H Shares)	274,000	183,585
Beijing Capital Land Ltd. (H Shares)	111,000	24,881
BOE Technology Group Co. Ltd. (A Shares)	438,900	229,959
BYD Co. Ltd. (H Shares) (a)	135,500	842,655
CanSino Biologics, Inc. (H Shares) (b)(d)	11,800	248,973
CGN Power Co. Ltd. (H Shares) (d)	1,823,000	458,575
Changchun High & New Technology Industry Group, Inc. (A Shares)	2,200	182,853
China BlueChemical Ltd. (H Shares)	156,000	23,284
China Cinda Asset Management Co. Ltd. (H Shares)	1,363,000	264,173
China CITIC Bank Corp. Ltd. (H Shares)	1,472,000	719,123
China Coal Energy Co. Ltd. (H Shares)	183,000	48,959
China Communications Construction Co. Ltd. (H Shares)	812,000	545,782
China Communications Services Corp. Ltd. (H Shares)	386,000	275,146
China Construction Bank Corp.:
(A Shares)	502,300	455,230
(H Shares)	16,021,000	12,859,474
China Eastern Airlines Corp. Ltd. (H Shares) (b)	842,000	342,197
China Everbright Bank Co. Ltd.:
(A Shares)	265,800	139,656
(H Shares)	516,000	218,966
China Fangda Group Co. Ltd. Class B (b)	1,212,700	470,165
China Fortune Land Development Co. Ltd. (A Shares)	31,600	105,963
China Galaxy Securities Co. Ltd. (H Shares)	863,500	438,487
China Greatwall Technology Group Co. Ltd. (A Shares)	47,200	78,130
China Huarong Asset Management Co. Ltd. (d)	2,544,000	283,541
China International Capital Corp. Ltd. (H Shares) (d)	210,800	323,727
China International Travel Service Corp. Ltd. (A Shares)	23,200	296,968
China Life Insurance Co. Ltd. (H Shares)	1,334,000	2,845,021
China Longyuan Power Grid Corp. Ltd. (H Shares)	519,000	259,412
China Merchants Bank Co. Ltd.:
(A Shares)	120,500	592,610
(H Shares)	744,500	3,523,207
China Merchants Securities Co. Ltd. (A Shares)	42,700	110,172
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	60,000	143,624
China Minsheng Banking Corp. Ltd.:
(A Shares)	725,100	601,603
(H Shares)	728,000	542,288
China Molybdenum Co. Ltd. (H Shares)	912,000	275,151
China National Building Materials Co. Ltd. (H Shares)	673,350	841,112
China National Nuclear Power Co. Ltd. (A Shares)	224,700	137,157
China Oilfield Services Ltd. (H Shares)	206,000	160,456
China Pacific Insurance (Group) Co. Ltd. (H Shares)	566,000	1,872,573
China Petroleum & Chemical Corp.:
(A Shares)	443,400	278,791
(H Shares)	4,008,000	1,997,638
China Railway Construction Corp. Ltd. (H Shares)	539,000	591,826
China Railway Group Ltd.:
(A Shares)	193,400	158,993
(H Shares)	755,000	451,435
China Railway Signal & Communications Corp. (H Shares) (d)	259,000	128,008
China Reinsurance Group Corp. (H Shares)	823,000	96,436
China Shenhua Energy Co. Ltd.:
(A Shares)	323,800	726,493
(H Shares)	232,500	411,894
China Shipbuilding Industry Co. (A Shares)	245,700	143,979
China Shipping Development Co. Ltd. (H Shares)	450,000	294,595
China Southern Airlines Ltd. (H Shares)	378,000	189,012
China State Construction Engineering Corp. Ltd. (A Shares)	618,900	454,253
China Telecom Corp. Ltd. (H Shares)	2,390,000	825,507
China Tower Corp. Ltd. (H Shares) (d)	7,638,000	1,699,794
China United Network Communications Ltd. (A Shares)	178,200	130,508
China Vanke Co. Ltd. (H Shares)	429,500	1,443,434
China Yangtze Power Co. Ltd. (A Shares)	167,600	412,252
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	482,000	210,275
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	24,100	267,149
CITIC Securities Co. Ltd. (H Shares)	481,000	921,351
Contemporary Amperex Technology Co. Ltd.	23,500	465,721
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (b)	702,500	202,965
CRRC Corp. Ltd.:
(A Shares)	266,300	231,357
(H Shares)	975,000	516,125
CSC Financial Co. Ltd. (A Shares)	27,800	135,213
Daqin Railway Co. Ltd. (A Shares)	182,800	185,200
Datang International Power Generation Co. Ltd. (H Shares)	1,152,000	166,656
Dongfeng Motor Group Co. Ltd. (H Shares)	458,000	303,774
East Money Information Co. Ltd. (A Shares)	103,600	263,285
Focus Media Information Technology Co. Ltd. (A Shares)	151,500	102,585
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	19,000	327,550
Foxconn Industrial Internet Co. Ltd. (A Shares)	37,000	76,101
Fuyao Glass Industries Group Co. Ltd. (H Shares) (d)	124,400	271,404
GD Power Development Co. Ltd. (A Shares)	909,400	255,305
GF Securities Co. Ltd. (H Shares)	508,200	551,458
Gigadevice Semiconductor Beijing, Inc. (A Shares)	3,900	151,328
GoerTek, Inc. (A Shares)	46,100	124,095
Great Wall Motor Co. Ltd. (H Shares)	504,500	337,287
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	25,300	193,283
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (b)	74,000	95,572
Guangzhou Automobile Group Co. Ltd. (H Shares)	561,600	503,928
Guangzhou R&F Properties Co. Ltd. (H Shares)	174,400	221,468
Guotai Junan Securities Co. Ltd. (H Shares) (d)	342,600	487,637
Haier Smart Home Co. Ltd. (A Shares)	34,900	75,221
Haitong Securities Co. Ltd. (H Shares)	740,000	669,937
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	73,100	327,725
Hangzhou Steam Turbine Co. Ltd.	778,000	757,201
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	10,100	108,111
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	52,100	295,815
Hengli Petrochemical Co. Ltd. (A Shares)	72,520	143,232
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	8,000	132,415
Huadian Power International Corp. Ltd. (H Shares)	206,000	71,663
Huaneng Power International, Inc. (H Shares)	1,324,000	497,750
Huangshan Tourism Development Co. Ltd.	864,633	623,898
Huangshi Dongbei Electrical Appliance Co. Ltd.	419,200	478,647
Huatai Securities Co. Ltd. (H Shares) (d)	464,400	770,152
Huaxia Bank Co. Ltd. (A Shares)	315,000	291,069
Huayu Automotive Systems Co. Ltd. (A Shares)	40,300	114,585
Hundsun Technologies, Inc. (A Shares)	23,000	329,782
iFlytek Co. Ltd. (A Shares)	51,000	236,370
Industrial & Commercial Bank of China Ltd.:
(A Shares)	711,800	518,774
(H Shares)	10,938,000	7,334,031
Industrial Bank Co. Ltd. (A Shares)	196,800	459,059
INESA Intelligent Tech, Inc. (B Shares)	687,700	369,933
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	81,400	333,282
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	1,101,135	870,524
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	883,100	542,087
Jiangsu Expressway Co. Ltd. (H Shares)	176,000	210,085
Jiangsu Hengrui Medicine Co. Ltd. (A Shares) (b)	34,100	442,854
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	16,800	232,478
Jiangxi Copper Co. Ltd. (H Shares)	320,000	311,316
Kama Co. Ltd. (b)	1,259,379	463,041
Konka Group Co. Ltd. Series B	1,090,800	388,190
Kweichow Moutai Co. Ltd. (A Shares)	10,300	1,832,258
Legend Holdings Corp.:
(H Shares) (d)	161,500	188,993
rights (b)(c)	1,623	272
Lens Technology Co. Ltd. (A Shares)	47,900	120,443
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	17,000	90,700
LONGi Green Energy Technology Co. Ltd.	59,600	257,491
Luthai Textile JSC Ltd. (B Shares)	1,723,439	1,126,149
Luxshare Precision Industry Co. Ltd. (A Shares)	60,600	399,023
Luzhou Laojiao Co. Ltd. (A Shares)	22,500	249,144
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)	34,200	54,950
Metallurgical Corp. China Ltd. (H Shares)	1,565,000	271,616
Muyuan Foodstuff Co. Ltd. (A Shares)	13,600	243,099
NARI Technology Co. Ltd. (A Shares)	50,600	142,613
New China Life Insurance Co. Ltd.	11,600	72,931
New China Life Insurance Co. Ltd. (H Shares)	237,400	822,522
People's Insurance Co. of China Group Ltd. (H Shares)	1,971,000	645,070
PetroChina Co. Ltd. (H Shares)	3,646,000	1,309,613
PICC Property & Casualty Co. Ltd. (H Shares)	1,119,000	1,070,823
Ping An Bank Co. Ltd. (A Shares)	257,000	500,718
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	48,400	503,571
(H Shares)	1,013,000	10,308,553
Poly Developments & Holdings (A Shares)	103,500	234,610
Postal Savings Bank of China Co. Ltd. (H Shares) (d)	1,210,000	723,039
SAIC Motor Corp. Ltd. (A Shares)	99,000	261,730
Sanan Optoelectronics Co. Ltd. (A Shares)	37,200	113,390
Sany Heavy Industry Co. Ltd. (A Shares)	67,700	185,596
Seazen Holdings Co. Ltd. (A Shares)	20,100	89,058
SF Holding Co. Ltd. (A Shares)	45,500	297,134
Shandong Airlines Co. Ltd.	478,700	396,766
Shandong Gold Mining Co. Ltd. (A Shares)	36,400	184,985
Shandong Linglong Tyre Co. Ltd. (A Shares)	153,400	466,735
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	372,000	565,122
Shang Gong Group Co. Ltd. (B Shares) (b)	1,159,600	425,258
Shanghai Chlor Alkali Co. Ltd. (B Shares)	627,300	289,050
Shanghai Diesel Engine Co. Ltd. (B Shares)	1,230,400	452,952
Shanghai Electric Group Co. Ltd. (H Shares)	224,000	68,846
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	158,500	598,811
Shanghai Fudan Microelectronics Group Co. Ltd. (H Shares) (b)	38,000	26,199
Shanghai Greencourt Investment Group Co. Ltd. (B Shares) (b)	1,023,000	324,766
Shanghai Haixin Group Co. Ltd. (B Shares) (b)	881,900	283,460
Shanghai Highly Group Co. Ltd. (B Shares)	623,200	357,974
Shanghai International Airport Co. Ltd. (A Shares)	14,900	147,566
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	958,200	672,118
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,919,776	1,584,405
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	146,200	257,342
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	216,900	324,269
Shanghai RAAS Blood Products Co. Ltd. (A Shares) (b)	61,000	72,135
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	14,800	222,377
Shengyi Technology Co. Ltd.	34,700	156,870
Shennan Circuits Co. Ltd. (A Shares)	6,200	199,351
Shenzhen Expressway Co. Ltd. (H Shares)	112,000	128,414
Shenzhen Goodix Technology Co. Ltd. (A Shares)	4,900	161,719
Shenzhen Kangtai Biological Products Co. Ltd.	11,100	207,453
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	4,300	153,840
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	70,300	324,306
Sinopec Engineering Group Co. Ltd. (H Shares)	239,500	114,828
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,038,000	281,818
Sinopharm Group Co. Ltd. (H Shares)	236,000	636,341
Sinotrans Ltd. (H Shares)	1,099,000	266,588
Suning.com Co. Ltd. (A Shares)	27,900	33,011
TCL Corp. (A Shares)	260,100	168,177
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	32,487
TravelSky Technology Ltd. (H Shares)	134,000	236,635
Tsingtao Brewery Co. Ltd. (H Shares)	120,000	728,991
Wanhua Chemical Group Co. Ltd. (A Shares)	18,900	118,870
Weichai Power Co. Ltd. (H Shares)	443,000	778,355
Wens Foodstuffs Group Co. Ltd. (A Shares)	76,000	322,663
Will Semiconductor Ltd.	6,600	178,886
Wingtech Technology Co. Ltd. (A Shares) (b)	8,200	121,760
Wuliangye Yibin Co. Ltd. (A Shares)	37,100	704,823
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	28,000	104,500
WuXi AppTec Co. Ltd.	6,200	87,526
WuXi AppTec Co. Ltd. (H Shares) (d)	35,320	497,966
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	115,192	112,946
Yanzhou Coal Mining Co. Ltd. (H Shares)	376,000	285,670
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (H Shares) (d)	38,000	143,304
Yonghui Superstores Co. Ltd. (A Shares)	145,200	207,227
Yonyou Network Technology Co. Ltd. (A Shares)	14,430	93,475
Yunnan Baiyao Group Co. Ltd. (A Shares)	7,500	95,425
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	8,400	164,950
Zhaojin Mining Industry Co. Ltd. (H Shares)	185,000	207,852
Zhejiang Dahua Technology Co. Ltd. (A Shares)	51,300	120,771
Zhejiang Expressway Co. Ltd. (H Shares)	184,000	139,159
Zhejiang NHU Co. Ltd. (A Shares)	21,500	82,317
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(d)	50,800	176,195
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	85,600	261,862
Zijin Mining Group Co. Ltd. (H Shares)	1,390,000	567,494
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	216,400	194,652
ZTE Corp. (H Shares) (b)	241,200	679,861

TOTAL CHINA		122,767,856

Colombia - 0.0%
Bancolombia SA	43,004	275,034
Cementos Argos SA	110,098	108,318
Corporacion Financiera Colombiana SA	5,992	39,049
Ecopetrol SA	841,212	444,085
Grupo de Inversiones Suramerica SA	56,600	307,662
Interconexion Electrica SA ESP	74,064	340,481
Inversiones Argos SA	47,681	111,043

TOTAL COLOMBIA		1,625,672

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	23,411	436,612
Komercni Banka A/S	14,246	301,994
MONETA Money Bank A/S (d)	63,118	132,013

TOTAL CZECH REPUBLIC		870,619

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	577	532,576
Series B	1,223	1,217,195
ALK-Abello A/S (b)	1,192	303,547
Alm. Brand A/S	5,210	40,858
Ambu A/S Series B	29,907	938,155
Bavarian Nordic A/S (b)	16,270	383,737
Carlsberg A/S Series B	22,519	2,839,492
Christian Hansen Holding A/S	17,984	1,549,805
Coloplast A/S Series B	20,232	3,200,039
Dampskibsselskabet NORDEN A/S	5,090	71,686
Danske Bank A/S (b)	105,497	1,251,850
Det Forenede Dampskibs-Selskab (DFDS) A/S (b)	6,610	167,355
DSV A/S	36,743	3,791,259
FLSmidth & Co. A/S	6,161	162,276
Genmab A/S (b)	11,016	2,649,146
GN Store Nord A/S	23,629	1,080,252
H Lundbeck A/S	11,135	405,712
ISS Holdings A/S	25,936	386,988
Jyske Bank A/S (Reg.) (b)	15,506	419,004
Matas A/S	21,059	142,419
Netcompany Group A/S (b)(d)	5,383	277,955
Nilfisk Holding A/S (b)	3,634	51,234
NKT Holding A/S (b)	4,295	96,191
NNIT A/S (d)	3,587	61,528
Novo Nordisk A/S Series B	305,165	19,466,483
Novozymes A/S Series B	38,376	1,880,124
ORSTED A/S (d)	33,157	3,352,099
Pandora A/S	16,512	586,592
Per Aarsleff Holding A/S	4,622	135,078
Ringkjoebing Landbobank A/S	5,075	317,502
Rockwool International A/S Series B	1,319	277,001
Royal Unibrew A/S	8,422	651,818
Scandinavian Tobacco Group A/S (d)	21,748	250,720
Schouw & Co.	6,890	494,293
SimCorp A/S	7,026	650,054
Spar Nord Bank A/S	26,405	183,033
Sydbank A/S (b)	6,192	103,030
The Drilling Co. of 1972 A/S (b)	3,053	71,872
Topdanmark A/S	6,107	246,639
Tryg A/S	20,527	543,528
Vestas Wind Systems A/S	31,590	2,712,733
William Demant Holding A/S (b)	17,320	413,971
Zealand Pharma A/S (b)	4,366	151,448

TOTAL DENMARK		54,508,277

Egypt - 0.0%
Commercial International Bank SAE	235,945	959,510
Eastern Tobacco Co.	163,219	124,357
EFG-Hermes Holding SAE	170,223	122,669
Elsewedy Electric Co.	122,375	69,229
Talaat Moustafa Group Holding	375,701	136,684

TOTAL EGYPT		1,412,449

Faroe Islands - 0.0%
Bakkafrost	9,857	487,315
Finland - 0.8%
Adapteo OYJ	7,225	51,809
Cargotec Corp. (B Shares)	4,319	94,328
Caverion Corp.	13,709	78,270
Citycon Oyj	5,700	37,665
Elisa Corp. (A Shares)	24,059	1,461,679
F-Secure Oyj (b)	5,468	16,478
Finnair Oyj	1,883	7,515
Fortum Corp. (a)	75,203	1,248,530
Huhtamaki Oyj	18,301	684,282
KCI Konecranes Oyj	10,102	219,634
Kemira Oyj	22,421	270,025
Kesko Oyj	48,164	783,791
Kone OYJ (B Shares)	57,356	3,477,060
M-real OYJ (B Shares)	29,009	202,181
Metso Corp.	21,265	590,271
Neste Oyj	72,536	2,569,866
Nokia Corp.	1,000,101	3,605,302
Nokian Tyres PLC	23,956	512,836
Nordea Bank ABP (Stockholm Stock Exchange)	570,949	3,662,031
Oriola-KD Oyj	13,747	31,636
Orion Oyj (B Shares)	18,157	922,839
Outokumpu Oyj (A Shares)	54,668	147,194
Outotec Oyj	27,101	113,152
Sampo Oyj (A Shares)	76,446	2,533,992
Sanoma Corp.	9,374	84,851
Stora Enso Oyj (R Shares)	104,417	1,235,794
TietoEVRY Oyj	9,710	236,649
TietoEVRY Oyj	6,399	156,149
Tokmanni Group Corp.	6,365	77,423
UPM-Kymmene Corp.	92,042	2,547,830
Uponor Oyj	9,802	110,208
Valmet Corp.	26,995	618,274
Wartsila Corp.	68,065	500,045
YIT-Yhtyma OY	30,403	166,586

TOTAL FINLAND		29,056,175

France - 5.9%
Accor SA	44,235	1,227,385
Aeroports de Paris SA	4,919	481,909
Air France KLM (Reg.) (b)	29,837	151,942
Air Liquide SA	81,368	10,338,159
Akka Technologies SA	2,455	78,692
Akwel	398	4,963
Albioma	4,122	136,868
ALD SA (d)	12,819	125,025
Alstom SA	34,745	1,425,205
ALTEN	4,790	344,867
Amundi SA (d)	11,067	734,943
Arkema SA	14,339	1,189,504
Atos Origin SA	17,736	1,264,506
AXA SA	337,184	5,993,951
Beneteau SA	9,748	62,011
BIC SA	3,771	188,770
bioMerieux SA	7,709	957,148
BNP Paribas SA	195,827	6,152,168
Boiron SA	904	33,286
Bollore SA	191,595	508,522
Bonduelle SCA	2,541	55,691
Bouygues SA	37,356	1,150,727
Bureau Veritas SA	50,818	1,054,748
Capgemini SA	27,080	2,544,387
Carbone Lorraine	7,511	165,030
Carmila SA	7,806	100,255
Carrefour SA	101,879	1,506,637
Casino Guichard Perrachon SA (a)	8,596	322,444
Cellectis SA (b)	7,070	92,816
CGG SA (b)	104,458	131,641
CNP Assurances	30,391	313,890
Coface SA	16,049	94,268
Compagnie de St. Gobain	83,450	2,220,433
Compagnie Plastic Omnium	12,131	230,780
Constellium NV (b)	20,238	157,047
Covivio (a)	8,890	556,761
Covivio rights (b)(e)	8,890	46,762
Credit Agricole SA	197,530	1,588,825
Danone SA	106,784	7,442,534
Dassault Aviation SA	407	332,278
Dassault Systemes SA	22,636	3,312,796
DBV Technologies SA (b)	10,102	129,242
Derichebourg	8,793	24,764
Devoteam SA	979	74,777
Edenred SA	41,123	1,657,027
EDF SA	102,535	817,328
Eiffage SA	13,782	1,128,194
Elior SA (d)	11,494	76,015
Elis SA	35,909	444,665
ENGIE	318,135	3,452,814
Eramet SA (a)	1,434	45,572
Essilor International SA	48,660	6,044,764
Etablissements Maurel & Prom	1,764	3,286
Eurazeo SA	6,180	295,681
Europcar Groupe SA (d)	25,987	48,441
Eutelsat Communications	48,849	548,159
Faurecia SA	12,321	446,375
Fonciere Financiere et Part SA	717	48,715
Gaztransport et Technigaz SA	4,092	296,855
Gecina SA	10,558	1,377,985
Genfit (b)	6,704	146,197
Groupe Eurotunnel SA	72,593	925,179
Groupe FNAC SA	3,860	124,446
Guerbet	529	16,724
Hermes International SCA	5,400	3,951,767
ICADE	3,919	301,269
ID Logistics Group (b)	578	107,678
Iliad SA	2,517	375,123
Imerys SA	4,743	148,756
Ingenico SA	11,498	1,445,230
Innate Pharma SA (b)	6,942	49,068
Interparfums SA	1,972	68,288
Ipsen SA	7,298	541,832
Ipsos SA	9,627	185,676
JCDecaux SA	16,902	350,437
Kaufman & Broad SA	3,137	113,272
Kering SA	13,092	6,659,963
Klepierre SA	33,538	678,270
Korian SA	8,059	270,949
L'Oreal SA	43,127	12,538,796
Lagardere S.C.A. (Reg.)	10,690	173,377
Legrand SA	47,241	3,167,162
LVMH Moet Hennessy Louis Vuitton SE	47,960	18,540,998
M6 Metropole Television SA	1,456	16,211
Maisons du Monde SA (d)	9,337	84,362
Mercialys SA	6,406	49,912
Michelin CGDE Series B	29,054	2,807,231
Natixis SA	168,825	399,800
Neopost SA	8,120	112,119
Nexans SA	7,257	258,459
Nexity	6,171	189,350
Orange SA	340,231	4,133,481
Orpea	7,553	840,111
Pernod Ricard SA	38,231	5,827,656
Peugeot Citroen SA	103,234	1,479,161
Publicis Groupe SA (a)	43,112	1,272,622
Remy Cointreau SA	3,769	420,460
Renault SA	31,552	626,038
Rexel SA	41,594	389,716
Rubis SCA	16,298	731,552
Safran SA	56,952	5,294,892
Sanofi SA	195,938	19,150,757
Sartorius Stedim Biotech	4,676	1,122,199
Schneider Electric SA	95,083	8,786,849
SCOR SE	30,481	858,793
SEB SA	4,106	494,052
Societe Generale Series A	137,407	2,155,784
Sodexo SA	14,075	1,118,246
Soitec SA (b)	4,024	369,974
Solocal Group SA (b)	52,028	8,894
Sopra Steria Group	3,109	368,296
SPIE SA	20,195	304,961
SR Teleperformance SA	10,336	2,316,311
Suez Environnement SA	57,583	650,901
Tarkett SA	5,012	49,651
Technicolor SA (b)	20,446	4,723
Television Francaise 1 SA	9,678	47,428
Thales SA	18,109	1,372,066
The Lisi Group	3,203	51,948
The Vicat Group	2,949	82,731
Total SA	417,225	14,808,322
Trigano SA	1,456	107,461
Ubisoft Entertainment SA (b)	15,636	1,163,035
Valeo SA	41,358	959,470
Vallourec SA (a)(b)	50,219	59,738
Veolia Environnement SA	94,292	2,010,161
VINCI SA	89,152	7,303,512
Virbac SA (b)	740	145,967
Vivendi SA	143,142	3,093,751
Wendel SA	4,044	345,666
Worldline SA (b)(d)	24,017	1,631,253

TOTAL FRANCE		218,537,723

Germany - 5.0%
Aareal Bank AG	11,902	194,599
adidas AG	31,183	7,138,804
ADVA Optical Networking SE (b)	9,117	59,645
Aixtron AG (b)	20,604	191,875
Allianz SE	71,338	13,202,320
alstria office REIT-AG	34,101	510,842
Amadeus Fire AG	1,925	198,294
AURELIUS AG	5,292	92,788
Aurubis AG	5,925	309,972
BASF AG	156,147	7,991,059
Bayer AG	170,009	11,204,344
Bayerische Motoren Werke AG (BMW)	57,422	3,401,145
BayWa AG (a)	8,643	253,834
Bechtle AG (a)	5,131	743,335
Befesa SA (d)	4,068	128,611
Beiersdorf AG	17,015	1,782,174
Bertrandt AG	1,967	75,767
Bilfinger Berger AG	4,661	87,700
Borussia Dortmund GmbH & Co. KGaA	12,532	88,236
Brenntag AG	30,510	1,377,162
CANCOM AG	5,576	284,259
Capital Stage AG	34,177	420,221
Carl Zeiss Meditec AG	6,544	645,053
CeWe Color Holding AG	417	43,321
Commerzbank AG	191,846	709,331
CompuGroup Medical AG	4,479	340,882
Continental AG	19,006	1,588,170
Corestate Capital Holding SA	2,573	53,093
Covestro AG (d)	34,506	1,160,115
CTS Eventim AG	9,727	404,415
Daimler AG (Germany)	159,638	5,516,711
Delivery Hero AG (b)(d)	19,887	1,678,074
Deutsche Bank AG	336,492	2,499,352
Deutsche Beteiligungs AG	3,048	103,211
Deutsche Borse AG	32,815	5,087,588
Deutsche EuroShop AG	10,724	154,655
Deutsche Lufthansa AG (a)	36,156	323,693
Deutsche Pfandbriefbank AG (d)	28,813	212,024
Deutsche Post AG	169,906	5,047,431
Deutsche Telekom AG	570,655	8,342,768
Deutsche Wohnen AG (Bearer)	60,617	2,457,804
Deutz AG	15,525	59,784
DIC Asset AG	7,447	98,582
Draegerwerk AG & Co. KGaA	391	27,337
Duerr AG	8,050	188,076
E.ON AG	388,458	3,891,293
Eckert & Ziegler Strahlen-und Medizintechnik AG	580	83,708
ElringKlinger AG (b)	5,404	29,462
Evonik Industries AG	34,274	843,579
Evotec OAI AG (b)	20,601	509,531
Fraport AG Frankfurt Airport Services Worldwide (a)	8,548	375,068
Freenet AG	19,776	375,026
Fresenius Medical Care AG & Co. KGaA	37,081	2,906,060
Fresenius SE & Co. KGaA	73,028	3,171,499
GEA Group AG	31,036	713,547
Gerresheimer AG	8,079	644,968
Grenkeleasing AG (a)	5,300	371,712
Hamborner (REIT) AG	37,362	336,225
Hamburger Hafen und Logistik AG	4,343	70,818
Hannover Reuck SE	10,363	1,652,341
HeidelbergCement AG	24,673	1,169,775
Heidelberger Druckmaschinen AG (b)	58,975	42,008
HelloFresh AG (b)	28,854	1,023,844
Henkel AG & Co. KGaA	18,635	1,452,661
Hochtief AG	5,106	401,471
Hornbach Holding AG & Co. KGaA	1,586	90,377
Hugo Boss AG	13,851	385,233
Hypoport AG (b)	538	190,725
INDUS Holding AG	3,701	113,966
Infineon Technologies AG	216,085	4,017,222
Isra Vision AG	3,299	180,760
Jenoptik AG	9,982	206,087
JOST Werke AG (d)	1,747	47,383
K&S AG (a)	31,662	213,385
KION Group AG	10,169	504,921
Kloeckner & Co. AG	10,401	42,514
Knorr-Bremse AG	7,926	737,069
Koenig & Bauer AG	5,449	112,141
Krones AG	4,962	299,340
KWS Saat AG	795	45,738
Lanxess AG	16,009	788,754
LEG Immobilien AG	11,901	1,367,293
LEONI AG (a)(b)	5,035	34,678
Merck KGaA	21,474	2,496,775
Metro AG (b)	28,554	72,908
Metro Wholesale & Food Specialist AG	38,130	331,270
Morphosys AG (b)	5,351	562,582
MTU Aero Engines Holdings AG	9,058	1,233,828
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,809	5,459,138
Nemetschek Se	10,247	645,678
Nordex Se (b)	10,421	84,450
NORMA Group AG	5,774	145,151
Open Business Club AG	538	128,231
OSRAM Licht AG (b)	6,265	260,202
OSRAM Licht AG (a)(b)	12,774	564,835
Patrizia Immobilien AG	7,349	163,887
Pfeiffer Vacuum Technology AG	438	72,285
ProSiebenSat.1 Media AG	40,318	404,093
Puma AG	13,808	868,245
Rational AG	557	269,059
Rheinmetall AG	7,544	511,072
Rhoen-Klinikum AG	2,023	40,303
RIB Software AG (a)(b)	7,638	242,231
Rocket Internet AG (b)(d)	14,844	312,811
RWE AG	100,110	2,878,673
Salzgitter AG	6,642	88,690
SAP SE	170,514	20,309,462
Scout24 AG (d)	18,061	1,181,591
SGL Carbon AG (b)	4,281	13,253
Shop Apotheke Europe NV (b)(d)	1,832	135,312
Siemens AG	131,809	12,163,751
Siemens Healthineers AG (d)	25,673	1,130,225
Siltronic AG	5,437	466,999
Sixt AG	2,125	143,563
SMA Solar Technology AG (b)	1,902	60,528
Software AG (Bearer)	12,178	432,386
STRATEC Biomedical Systems AG	975	92,208
Stroer Out-of-Home Media AG (a)	4,759	301,696
Suedzucker AG (Bearer)	9,976	131,952
Symrise AG	21,957	2,224,456
TAG Immobilien AG	21,448	468,901
Takkt AG	6,299	51,288
Telefonica Deutschland Holding AG	228,490	649,764
Thyssenkrupp AG (a)(b)	72,104	480,412
TUI AG (GB)	89,050	354,982
Uniper SE	33,951	911,527
United Internet AG	18,041	621,774
Varta AG (a)(b)	2,436	202,080
Volkswagen AG	6,933	1,035,543
Vonovia SE	88,155	4,352,040
Vossloh AG	1,224	46,276
Wacker Chemie AG	3,071	179,306
Wacker Construction Equipment AG	3,823	47,424
WashTec AG	1,801	71,051
Wirecard AG (a)	20,428	2,023,697
Wustenrot & Wurttembergische AG	3,536	62,464
Zalando SE (b)(d)	24,136	1,176,735
Zooplus AG (b)	1,323	163,828

TOTAL GERMANY		185,443,509

Gibraltar - 0.0%
888 Holdings PLC	58,224	105,893
Greece - 0.1%
Aegean Airlines SA	3,180	20,491
Alpha Bank AE (b)	230,872	168,752
Athens Water Supply & Sewage Co. SA	7,606	56,512
EFG Eurobank Ergasias SA (b)	412,337	166,375
Ff Group (b)(c)	881	1,159
GEK Group of Companies SA (b)	14,236	90,795
Greek Organization of Football Prognostics SA	29,299	263,280
Hellenic Exchanges Holding SA	18,052	67,458
Hellenic Telecommunications Organization SA	38,836	514,957
Holding Co. ADMIE IPTO SA	26,627	59,817
Jumbo SA	20,348	318,644
Motor Oil (HELLAS) Corinth Refineries SA	14,252	209,438
Mytilineos SA	26,511	197,554
National Bank of Greece SA (b)	95,950	130,277
Piraeus Bank SA (b)	42,164	56,278
Public Power Corp. of Greece (b)	18,105	52,577
Terna Energy SA	24,164	225,875

TOTAL GREECE		2,600,239

Hong Kong - 2.4%
AIA Group Ltd.	2,088,000	19,163,182
Bank of East Asia Ltd.	289,607	613,505
Beijing Enterprises Holdings Ltd.	68,500	242,667
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	32,000	44,655
BOC Hong Kong (Holdings) Ltd.	634,000	1,945,830
BYD Electronic International Co. Ltd.	210,500	484,724
Champion (REIT)	270,000	160,066
China Everbright International Ltd.	657,370	380,154
China Everbright Ltd.	212,000	324,100
China Jinmao Holdings Group Ltd.	1,050,000	739,265
China Merchants Holdings International Co. Ltd.	287,671	370,251
China Mobile Ltd.	1,058,500	8,509,345
China Overseas Grand Oceans Group Ltd.	368,500	230,793
China Overseas Land and Investment Ltd.	730,000	2,696,581
China Power International Development Ltd.	1,101,666	224,371
China Resources Beer Holdings Co. Ltd.	244,666	1,152,331
China Resources Pharmaceutical Group Ltd. (d)	400,500	251,525
China Resources Power Holdings Co. Ltd.	446,000	528,263
China South City Holdings Ltd.	2,034,000	195,264
China Taiping Insurance Group Ltd.	336,600	567,507
China Travel International Investment HK Ltd.	158,000	22,122
China Unicom Ltd.	1,112,000	719,167
CITIC 1616 Holdings Ltd.	211,000	78,078
CITIC Pacific Ltd.	952,000	988,751
CLP Holdings Ltd.	279,500	2,991,803
CNOOC Ltd.	3,054,000	3,376,570
CSPC Pharmaceutical Group Ltd.	870,000	1,722,354
Dah Sing Banking Group Ltd.	140,400	137,831
Dah Sing Financial Holdings Ltd.	19,200	63,336
Far East Horizon Ltd.	436,000	352,957
Fosun International Ltd.	410,000	514,742
Fushan International Energy Group Ltd.	470,000	93,743
Galaxy Entertainment Group Ltd.	406,000	2,611,191
Guangdong Investment Ltd.	484,000	1,005,978
Guotai Junan International Holdings Ltd.	205,000	26,878
GZI (REIT)	194,000	95,158
Hang Lung Group Ltd.	114,000	260,384
Hang Lung Properties Ltd.	455,000	973,339
Hang Seng Bank Ltd.	132,400	2,315,683
Henderson Land Development Co. Ltd.	335,345	1,366,735
Hong Kong & China Gas Co. Ltd.	1,724,842	3,091,262
Hong Kong & Shanghai Hotels Ltd.	157,500	143,169
Hong Kong Exchanges and Clearing Ltd.	200,874	6,440,455
Hua Hong Semiconductor Ltd. (d)	74,000	143,014
Hysan Development Co. Ltd.	81,000	270,229
Lai Sun Development Co. Ltd.	7,881	9,213
Lenovo Group Ltd.	1,256,000	678,488
Link (REIT)	375,000	3,342,843
Melco International Development Ltd.	106,000	198,147
MMG Ltd. (b)	344,000	59,531
MTR Corp. Ltd.	231,977	1,285,229
New World Development Co. Ltd.	999,289	1,180,604
PCCW Ltd.	538,000	329,571
Poly Property Group Co. Ltd.	277,000	96,952
Power Assets Holdings Ltd.	231,500	1,551,113
Prosperity (REIT)	13,000	4,171
Shanghai Industrial Holdings Ltd.	127,000	216,063
Shenzhen Investment Ltd.	733,602	240,833
Shun Tak Holdings Ltd.	450,000	157,385
Sino Land Ltd.	493,232	689,307
Sino-Ocean Group Holding Ltd.	489,500	127,488
Sinotruk Hong Kong Ltd.	155,000	314,269
SJM Holdings Ltd.	268,000	264,608
Sun Art Retail Group Ltd.	460,055	765,936
Sun Hung Kai Properties Ltd.	257,500	3,521,011
Sunlight (REIT)	313,000	161,246
Swire Pacific Ltd. (A Shares)	75,500	490,989
Swire Properties Ltd.	215,000	603,025
Techtronic Industries Co. Ltd.	243,500	1,846,341
Television Broadcasts Ltd.	105,100	145,072
Universal Medical Financial & Technical Advisory Services Co. Ltd. (d)	290,500	176,653
Vitasoy International Holdings Ltd.	152,000	542,107
Wharf Holdings Ltd.	234,000	443,263
Wheelock and Co. Ltd.	141,000	1,033,387
Winteam Pharmaceutical Group Ltd.	292,000	128,163
Yuexiu Property Co. Ltd.	1,220,000	231,958

TOTAL HONG KONG		89,464,274

Hungary - 0.1%
Magyar Telekom PLC	312,809	388,989
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	92,484	587,111
OTP Bank PLC	42,315	1,254,992
Richter Gedeon PLC	35,271	755,501

TOTAL HUNGARY		2,986,593

India - 2.4%
Aarti Industries Ltd.	12,406	180,287
Aarti Surfactants Ltd. (b)(c)	620	6,280
Adani Ports & Special Economic Zone Ltd.	94,229	361,869
Adani Power Ltd. (b)	61,306	25,622
Adani Transmissions Ltd. (b)	45,017	122,574
Aditya Birla Fashion and Retail Ltd. (b)	10,575	16,148
AIA Engineering Ltd.	6,584	140,150
Ajanta Pharma Ltd.	3,596	70,542
Alembic Pharmaceuticals Ltd. (b)	7,019	68,607
Ambuja Cements Ltd.	111,782	253,195
Apollo Hospitals Enterprise Ltd.	17,549	323,011
Apollo Tyres Ltd.	55,726	70,834
Arvind Fashions Ltd. (b)	2,663	4,907
Ashok Leyland Ltd.	192,833	132,561
Asian Paints Ltd.	54,675	1,275,993
Astral Poly Technik Ltd.	14,965	186,361
Atul Ltd.	4,782	308,150
AU Small Finance Bank Ltd. (b)(d)	32,062	229,961
Aurobindo Pharma Ltd.	55,358	452,865
Avenue Supermarts Ltd. (b)(d)	25,694	805,480
Axis Bank Ltd.	361,704	2,113,661
Bajaj Auto Ltd.	13,922	484,236
Bajaj Finance Ltd.	29,723	908,983
Bajaj Finserv Ltd.	7,435	500,624
Balkrishna Industries Ltd.	30,176	368,873
Bandhan Bank Ltd. (d)	68,692	235,775
Bayer CropScience Ltd.	3,440	196,137
Berger Paints India Ltd.	33,813	227,423
Bharat Forge Ltd.	32,518	132,583
Bharat Petroleum Corp. Ltd.	107,477	525,917
Bharti Airtel Ltd. (b)	421,399	2,870,354
Bharti Infratel Ltd.	50,732	117,398
Blue Dart Express Ltd.	43	1,266
Bosch Ltd.	2,192	306,222
Britannia Industries Ltd.	8,501	355,817
CEAT Ltd.	225	2,395
CESC Ltd. GDR	12,257	106,294
Cipla Ltd.	60,797	473,254
City Union Bank Ltd.	54,149	103,390
Coal India Ltd.	219,489	429,280
Colgate-Palmolive Ltd.	10,168	196,304
Container Corp. of India Ltd.	31,640	156,565
CRISIL Ltd.	3,102	60,164
Crompton Greaves Consumer Electricals Ltd.	82,929	243,742
Dabur India Ltd.	96,501	624,418
Dalmia Bharat Ltd. (b)	6,388	44,060
Dcb Bank Ltd. (b)	116,523	123,233
Dish TV India Ltd. (b)	40,221	2,557
Divi's Laboratories Ltd.	16,540	510,115
DLF Ltd.	81,522	156,302
Dr Lal Pathlabs Ltd. (d)	4,010	83,407
Dr. Reddy's Laboratories Ltd.	28,074	1,454,451
eClerx Services Ltd.	2,945	18,024
Edelweiss Financial Services Ltd.	74,151	38,422
Eicher Motors Ltd.	2,083	404,570
Endurance Technologies Ltd. (d)	6,526	58,176
Engineers India Ltd.	1,276	1,137
Escorts Ltd.	15,035	141,378
Exide Industries Ltd. (b)	22,455	46,777
Federal Bank Ltd. (b)	209,596	135,180
Finolex Cables Ltd.	6,357	21,499
Fortis Healthcare Ltd. (b)	74,916	125,308
GAIL India Ltd. (b)	442,176	559,612
Ge Power India Ltd.	330	1,955
Gillette India Ltd.	1,261	89,220
Glenmark Pharmaceuticals Ltd.	45,073	199,270
GMR Infrastructure Ltd. (b)	75,851	17,153
Godrej Consumer Products Ltd.	91,998	660,339
Godrej Industries Ltd.	19,503	68,472
Godrej Properties Ltd. (b)	9,029	80,789
Graphite India Ltd.	17,486	48,131
Grasim Industries Ltd.	45,445	301,699
Great Eastern Shipping Co. Ltd.	242	753
Gujarat Gas Ltd. (b)	79,899	273,914
Havells India Ltd.	65,947	491,606
HCL Technologies Ltd.	194,502	1,395,227
HDFC Asset Management Co. Ltd. (b)(d)	6,791	227,373
HDFC Standard Life Insurance Co. Ltd. (b)(d)	86,266	571,400
Hemisphere Properties India Ltd. (b)(c)	3,714	8,004
Hero Motocorp Ltd.	16,571	472,756
Hexaware Technologies Ltd.	56,087	207,787
Hindalco Industries Ltd.	190,682	323,490
Hindustan Petroleum Corp. Ltd. (b)	127,476	372,111
Hindustan Unilever Ltd.	142,397	4,124,005
Housing Development Finance Corp. Ltd.	283,912	7,182,933
ICICI Bank Ltd.	823,044	4,129,902
ICICI Lombard General Insurance Co. Ltd. (d)	48,309	825,972
ICICI Prudential Life Insurance Co. Ltd. (d)	59,774	326,010
IDFC Bank Ltd. (b)	206,105	59,331
Iifl Finance Ltd.	21,353	21,549
IIFL Securities Ltd. (b)	6,651	3,005
IIFL Wealth Management Ltd. (b)	4,277	53,578
India Cements Ltd. (b)	26,538	36,139
Indiabulls Housing Finance Ltd.	49,584	86,359
Indiabulls Real Estate Ltd. (b)	43,554	33,468
Indiabulls Ventures Ltd.	24,819	35,014
Indian Oil Corp. Ltd.	310,807	346,563
Indraprastha Gas Ltd. (b)	36,646	232,174
Info Edge India Ltd.	10,979	368,796
Infosys Ltd.	599,354	5,603,360
InterGlobe Aviation Ltd. (b)(d)	13,298	174,453
Ipca Laboratories Ltd.	13,492	287,718
IRB Infrastructure Developers Ltd.	31,873	29,139
ITC Ltd.	683,116	1,646,086
Jindal Steel & Power Ltd. (b)	60,010	73,979
JSW Steel Ltd.	208,238	491,922
Jubilant Foodworks Ltd.	15,148	325,031
Jubilant Life Sciences Ltd.	15,242	80,940
Kajaria Ceramics Ltd.	1,102	5,479
Larsen & Toubro Ltd.	78,730	933,779
LIC Housing Finance Ltd.	51,108	191,218
Lupin Ltd.	38,287	422,303
Mahindra & Mahindra Financial Services Ltd.	75,188	163,750
Mahindra & Mahindra Ltd.	173,974	839,511
Manappuram General Finance & Leasing Ltd.	96,169	169,915
Marico Ltd.	74,714	283,860
Maruti Suzuki India Ltd.	18,001	1,278,176
Max Financial Services Ltd. (b)	28,013	174,108
MindTree Consulting Ltd.	7,309	88,501
Motherson Sumi Systems Ltd. (b)	164,287	189,344
Motilal Oswal Financial Services Ltd.	1,131	7,540
Mphasis BFL Ltd.	14,654	142,431
Multi Commodity Exchange of India Ltd. (b)	4,381	61,952
Natco Pharma Ltd.	35,321	284,687
Ncc Ltd. (b)	54,238	18,562
Nestle India Ltd.	3,912	928,116
NIIT Technologies Ltd. (b)	3,261	51,823
NTPC Ltd.	554,133	694,363
Oberoi Realty Ltd. (b)	3,854	17,441
Oil & Natural Gas Corp. Ltd.	410,618	434,607
Page Industries Ltd.	974	234,727
Persistent Systems Ltd.	3,130	19,664
Petronet LNG Ltd.	100,442	323,652
Pfizer Ltd.	1,331	86,401
PI Industries Ltd.	10,459	219,364
Pidilite Industries Ltd.	21,232	428,120
Piramal Enterprises Ltd.	17,346	222,980
PNB Housing Finance Ltd. (b)(d)	9,712	25,401
Power Finance Corp. Ltd.	202,247	255,398
Power Grid Corp. of India Ltd.	465,043	996,942
Prestige Estates Projs. Ltd.	32,123	73,363
PVR Ltd.	11,294	151,372
Rajesh Exports Ltd.	9,423	77,508
RBL Bank Ltd. (d)	74,029	127,908
Rec Ltd.	101,265	127,801
Redington India Ltd.	38,454	37,533
Reliance Industries Ltd.	513,057	9,977,368
Repco Home Finance Ltd. (b)	83	139
Sadbhav Engineering Ltd. (b)	12,879	7,944
Sanofi India Ltd.	767	78,738
SBI Life Insurance Co. Ltd. (d)	56,494	543,148
Shree Cement Ltd.	1,336	348,890
Shriram Transport Finance Co. Ltd.	20,468	209,996
Siemens India Ltd.	9,206	138,907
SRF Ltd.	3,138	154,194
State Bank of India (b)	306,395	766,924
Strides Shasun Ltd.	1,270	7,357
Sun Pharmaceutical Industries Ltd.	144,545	881,747
Sundaram Finance Ltd.	2,407	40,433
Supreme Industries Ltd.	10,061	144,917
Symphony Ltd.	118	1,446
Tata Communications Ltd.	14,551	82,939
Tata Consultancy Services Ltd.	159,417	4,220,985
Tata Consumer Products Ltd.	61,940	288,660
Tata Motors Ltd. (b)	301,388	365,012
Tata Power Co. Ltd.	154,769	64,610
Tata Steel Ltd.	51,617	200,488
Tech Mahindra Ltd.	142,809	1,027,300
The Indian Hotels Co. Ltd. (b)	43,561	46,197
The Karur Vysya Bank Ltd.	3,746	1,452
The Ramco Cements Ltd.	22,994	167,974
Thermax Ltd.	2,019	19,422
Titan Co. Ltd.	60,601	775,144
Tube Investments of India Ltd.	8,218	40,451
Tube Investments of India Ltd.	4,001	15,715
Ultratech Cemco Ltd.	16,949	789,134
United Spirits Ltd. (b)	47,983	341,584
UPL Ltd.	89,859	497,351
Varun Beverages Ltd. (b)	19,317	171,513
Vedanta Ltd. (b)	311,085	362,691
Vodafone Idea Ltd. (b)	1,623,069	89,916
Voltas Ltd. (b)	37,783	253,246
WABCO India Ltd.	355	29,354
Welspun India Ltd.	12,290	4,283
Wipro Ltd.	169,400	430,167
Yes Bank Ltd.	207,098	61,567
Zee Entertainment Enterprises Ltd. (b)	148,530	311,359

TOTAL INDIA		87,839,817

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	1,373,200	139,770
PT Adaro Energy Tbk	2,037,200	124,841
PT AKR Corporindo Tbk	192,600	30,867
PT Aneka Tambang Tbk	1,728,800	59,077
PT Astra International Tbk	3,479,400	889,914
PT Bank Central Asia Tbk	1,696,400	2,938,487
PT Bank Jabar Banten Tbk	489,600	26,355
PT Bank Mandiri (Persero) Tbk	3,104,300	922,788
PT Bank Negara Indonesia (Persero) Tbk	1,236,800	337,517
PT Bank Rakyat Indonesia Tbk	10,076,300	1,832,753
PT Bank Tabungan Negara Tbk	1,226,900	72,254
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	378,400	55,401
PT Barito Pacific Tbk (b)	4,733,000	458,285
PT Bumi Resources Tbk (b)	3,868,300	12,974
PT Bumi Serpong Damai Tbk (b)	1,150,500	54,127
PT Charoen Pokphand Indonesia Tbk	1,303,100	400,698
PT Ciputra Development Tbk	1,794,300	64,683
PT Global Mediacom Tbk (b)	14,600	203
PT Gudang Garam Tbk	85,900	261,119
PT Hanjaya Mandala Sampoerna Tbk	2,084,400	221,980
PT Hanson International Tbk (b)(c)	3,268,900	10,988
PT Indah Kiat Pulp & Paper Tbk	488,500	180,321
PT Indocement Tunggal Prakarsa Tbk	291,300	226,093
PT Indofood CBP Sukses Makmur Tbk	356,700	236,011
PT Indofood Sukses Makmur Tbk	862,800	376,452
PT Inti Agriculture Resources Tbk (b)(c)	1,180,800	3,969
PT Japfa Comfeed Indonesia Tbk	445,500	28,996
PT Jasa Marga Tbk	339,196	71,417
PT Kalbe Farma Tbk	5,074,200	490,188
PT Kresna Graha Investama Tbk (b)	910,500	8,252
PT Link Net Tbk	552,700	103,291
PT Lippo Karawaci Tbk (b)	8,407,200	90,559
PT Matahari Department Store Tbk	255,000	20,699
PT Medco Energi International Tbk (b)	424,200	12,774
PT Media Nusantara Citra Tbk	1,079,900	65,857
PT Mitra Adiperkasa Tbk	2,151,200	93,976
PT Pabrik Kertas Tjiwi Kimia Tbk	244,900	81,470
PT Pakuwon Jati Tbk	2,558,700	64,255
PT Panin Life Tbk (b)	3,417,100	41,544
PT Pembangunan Perumahan Persero Tbk	253,258	11,264
PT Perusahaan Gas Negara Tbk Series B	1,813,900	102,918
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	805
PT Pool Advista Indonesia Tbk (b)	184,900	618
PT PP Properti Tbk	481,000	1,613
PT Semen Gresik (Persero) Tbk	532,300	282,552
PT Sitara Propertindo Tbk (b)(c)	49,100	654
PT Sugih Energy Tbk (b)(c)	40,500	136
PT Summarecon Agung Tbk	1,303,400	38,560
PT Surya Citra Media Tbk	1,389,000	80,834
PT Tambang Batubara Bukit Asam Tbk	331,300	41,474
PT Telekomunikasi Indonesia Tbk Series B	9,398,600	2,161,228
PT Tower Bersama Infrastructure Tbk	1,563,300	123,663
PT Unilever Indonesia Tbk	1,286,800	713,528
PT United Tractors Tbk	348,900	380,537
PT Waskita Karya Persero Tbk	530,900	21,454
PT Wijaya Karya Persero Tbk	487,526	30,830
PT XL Axiata Tbk (b)	1,457,400	246,978

TOTAL INDONESIA		15,350,851

Ireland - 0.5%
AIB Group PLC	131,481	180,104
Bank Ireland Group PLC	170,913	345,185
C&C Group PLC (United Kingdom)	52,152	128,087
Cairn Homes PLC	54,034	50,213
CRH PLC	143,672	4,358,811
Dalata Hotel Group PLC	52,540	171,001
DCC PLC (United Kingdom)	16,505	1,176,188
Glanbia PLC	32,656	346,409
Glenveagh Properties PLC (b)(d)	243,350	151,738
Grafton Group PLC unit	40,156	321,161
Greencore Group PLC	118,148	271,127
Hibernia (REIT) PLC	166,522	215,330
Irish Residential Properties REIT PLC	74,222	104,761
James Hardie Industries PLC CDI	92,520	1,328,180
Kerry Group PLC Class A	26,938	3,090,745
Kingspan Group PLC (Ireland)	29,031	1,479,333
Origin Enterprises PLC	17,170	50,144
Paddy Power Betfair PLC (Ireland)	13,777	1,686,394
Smurfit Kappa Group PLC	36,917	1,157,836
United Drug PLC (United Kingdom)	65,845	520,812

TOTAL IRELAND		17,133,559

Isle of Man - 0.0%
Gaming VC Holdings SA	100,148	951,069
NEPI Rockcastle PLC	64,601	276,447
Playtech Ltd.	41,580	122,232
Redefine International PLC	85,601	65,767

TOTAL ISLE OF MAN		1,415,515

Israel - 0.5%
AFI Properties Ltd. (b)	9,568	290,937
Airport City Ltd. (b)	7,556	115,096
Alony Hetz Properties & Investments Ltd.	23,143	280,026
Amot Investments Ltd.	28,138	158,206
Azrieli Group	6,709	398,575
Bank Hapoalim BM (Reg.)	193,719	1,249,226
Bank Leumi le-Israel BM	245,193	1,328,656
Bezeq The Israel Telecommunication Corp. Ltd. (b)	327,943	234,339
Caesarstone Sdot-Yam Ltd.	4,697	46,078
Cellcom Israel Ltd. (Israel) (b)	16,639	61,477
Check Point Software Technologies Ltd. (b)	21,061	2,226,990
Clal Insurance Enterprises Holdings Ltd. (b)	9,526	94,823
CyberArk Software Ltd. (b)	6,869	678,382
Delek Group Ltd.	827	37,958
Elbit Systems Ltd. (Israel)	3,939	536,161
Electra Israel Ltd.	383	176,009
Enlight Renewable Energy Ltd. (b)	103,082	127,448
Equital Ltd. (b)	5,424	135,802
Fattal Holdings 1998 Ltd.	820	56,454
First International Bank of Israel	6,983	173,393
Formula Systems (1985) Ltd.	1,804	120,577
Gazit-Globe Ltd.	18,453	136,571
Harel Insurance Investments and Financial Services Ltd.	23,609	152,043
Hilan Ltd.	3,519	139,205
Industrial Building Corp. Ltd. (b)	96,104	207,012
Isracard Ltd.	43,356	113,800
Israel Chemicals Ltd.	159,381	556,416
Israel Corp. Ltd. (Class A) (b)	705	91,007
Israel Discount Bank Ltd. (Class A)	204,114	665,742
Ituran Location & Control Ltd.	3,851	68,163
Kornit Digital Ltd. (b)	8,123	269,481
Matrix IT Ltd.	7,364	143,330
Melisron Ltd.	2,961	119,680
Migdal Insurance & Financial Holdings Ltd.	78,960	50,715
Mizrahi Tefahot Bank Ltd.	24,369	501,501
NICE Systems Ltd. (b)	10,870	1,809,484
Nova Measuring Instruments Ltd. (b)	5,616	224,576
Oil Refineries Ltd.	332,351	92,669
Partner Communications Co. Ltd. (b)	31,298	136,918
Paz Oil Co. Ltd.	2,284	200,947
Plus500 Ltd.	16,898	266,144
Radware Ltd. (b)	17,898	424,004
Reit 1 Ltd.	23,695	118,271
Shapir Engineering and Industry Ltd.	23,028	161,447
Shikun & Binui Ltd.	31,863	132,991
Shufersal Ltd.	54,311	348,675
Strauss Group Ltd.	12,777	362,125
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	190,339	2,044,241
The Phoenix Holdings Ltd.	33,492	176,203
Tower Semiconductor Ltd. (b)	18,431	361,324
UroGen Pharma Ltd. (a)(b)	5,168	114,781
Wix.com Ltd. (b)	8,300	1,085,723

TOTAL ISRAEL		19,801,802

Italy - 1.2%
A2A SpA	274,598	373,891
ACEA SpA	9,720	162,438
Amplifon SpA	19,821	454,183
Ascopiave SpA	12,371	45,144
Assicurazioni Generali SpA	184,139	2,626,280
Astm SpA	10,463	204,093
Atlantia SpA	91,321	1,497,048
Autogrill SpA	25,966	134,193
Azimut Holding SpA	18,353	312,241
Banca Farmafactoring SpA (d)	51,083	263,942
Banca Generali SpA	13,535	336,101
Banca IFIS SpA	642	6,279
Banca Mediolanum S.p.A.	20,516	125,227
Banca Monte dei Paschi di Siena SpA (a)(b)	44,273	54,047
Banca Popolare dell'Emilia Romagna	60,596	149,542
Banca Popolare di Sondrio SCARL	129,726	205,706
Banco BPM SpA	343,747	419,450
Biesse SpA	462	4,172
Brembo SpA	46,899	399,077
Brunello Cucinelli SpA	5,625	181,103
Buzzi Unicem SpA	7,159	140,311
Cerved Information Solutions SpA	31,992	217,888
CIR SpA	143,676	63,845
Credito Emiliano SpA	9,752	43,281
Credito Valtellinese SC (b)	1,663,067	84,016
Danieli & C. Officine Meccaniche SpA	1,400	17,735
Datalogic SpA	3,836	52,882
Davide Campari-Milano SpA (a)	96,507	747,703
De Longhi SpA	10,902	197,005
DiaSorin S.p.A.	4,410	750,518
Dovalue SpA (d)	10,191	75,271
Enav SpA (d)	62,425	279,791
Enel SpA	1,392,288	9,509,955
Eni SpA	435,837	4,151,929
ERG SpA	15,440	277,487
Falck Renewables SpA	17,619	86,615
Fincantieri SpA	75,575	58,470
FinecoBank SpA	104,232	1,158,218
Hera SpA	140,382	519,663
Immobiliare Grande Distribuzione SpA	903	3,582
Industria Macchine Automatiche SpA (IMA)	3,670	250,154
Infrastrutture Wireless Italiane SpA (d)	50,464	533,931
Interpump Group SpA	16,822	489,986
Intesa Sanpaolo SpA	2,631,619	4,109,285
Iren SpA	107,844	265,907
Italgas SpA	78,841	441,061
Italmobiliare SpA	2,084	62,346
Juventus Football Club SpA (b)	91,085	90,233
Leonardo SpA	67,707	466,994
Maire Tecnimont SpA	31,300	60,711
MARR SpA	7,134	93,501
Mediaset SpA (a)(b)	72,020	146,402
Mediobanca SpA	115,585	671,955
Moncler SpA	30,227	1,136,162
OVS (b)(d)	35,216	30,256
Piaggio & C SpA	27,378	62,705
Pirelli & C. SpA (d)	62,069	241,737
Poste Italiane SpA (d)	84,088	714,330
Prysmian SpA	42,795	805,220
Rai Way SpA (d)	14,677	78,971
Recordati SpA	23,859	1,037,207
Reply SpA	3,554	248,479
Saipem SpA	81,797	209,841
Salini Impregilo SpA	38,050	56,291
Salvatore Ferragamo Italia SpA	11,825	146,301
Saras Raffinerie Sarde SpA	83,647	78,832
Snam Rete Gas SpA	333,119	1,492,318
Societa Cattolica Di Assicurazioni SCRL	41,364	228,230
Tamburi Investment Partners SpA	69,707	450,692
Technogym SpA (d)	26,292	193,905
Telecom Italia SpA	627,057	249,010
Terna SpA	231,156	1,448,946
Tod's SpA	1,925	58,940
UniCredit SpA	339,671	2,616,394
Unione di Banche Italiane SCpA	182,998	523,205
Unipol Gruppo SpA	63,470	218,677
Zignago Vetro SpA	3,274	40,758

TOTAL ITALY		46,440,195

Japan - 17.6%
77 Bank Ltd.	10,100	135,997
A/S One Corp.	1,900	169,967
ABC-MART, Inc.	7,507	385,441
ACOM Co. Ltd.	111,500	455,081
Activia Properties, Inc.	117	345,609
Adastria Co. Ltd.	3,300	46,741
Adeka Corp.	8,300	105,263
Advance Residence Investment Corp.	223	683,660
Advantest Corp.	36,059	1,749,635
Aeon (REIT) Investment Corp.	247	247,656
AEON Co. Ltd.	111,925	2,253,228
Aeon Delight Co. Ltd.	1,800	51,829
AEON Financial Service Co. Ltd.	15,999	168,465
AEON MALL Co. Ltd.	27,300	347,498
Agc, Inc.	28,063	692,038
Ai Holdings Corp.	5,200	64,882
Aica Kogyo Co. Ltd.	12,800	373,927
Aichi Steel Corp.	100	2,702
Aida Engineering Ltd.	3,500	24,265
Aiful Corp. (a)(b)	52,700	117,368
Ain Holdings, Inc.	4,200	235,997
Air Water, Inc.	39,500	535,918
Aisin Seiki Co. Ltd.	29,500	856,288
Ajinomoto Co., Inc.	79,425	1,414,621
Akita Bank Ltd.	11,700	157,977
Alfresa Holdings Corp.	37,339	750,851
Alps Electric Co. Ltd.	34,898	359,949
Amada Co. Ltd.	76,700	693,295
Amano Corp.	6,300	129,974
Ana Holdings, Inc.	18,441	391,871
AnGes MG, Inc. (a)(b)	18,200	252,526
Anicom Holdings, Inc.	4,000	148,907
Anritsu Corp. (a)	38,900	793,841
Aoki International Co. Ltd.	200	1,237
Aoyama Trading Co. Ltd.	5,000	42,864
Aozora Bank Ltd.	33,200	590,832
ARCS Co. Ltd.	6,000	113,330
Ariake Japan Co. Ltd.	2,100	122,108
Aruhi Corp.	5,600	66,168
Asahi Diamond Industrial Co. Ltd.	4,700	21,154
Asahi Group Holdings	63,459	2,182,059
Asahi Holdings, Inc.	11,500	264,259
ASAHI INTECC Co. Ltd.	39,560	1,055,400
Asahi Kasei Corp.	226,200	1,604,770
Asics Corp.	30,200	290,701
ASKUL Corp.	6,300	179,639
Astellas Pharma, Inc.	326,203	5,395,121
Atom Corp.	47,400	374,112
Autobacs Seven Co. Ltd.	16,300	192,444
Avex, Inc.	200	1,530
Axial Retailing, Inc.	1,300	49,485
Azbil Corp.	25,100	665,186
Bandai Namco Holdings, Inc.	36,000	1,798,792
Bank of Kyoto Ltd.	8,300	286,940
Bank of Nagoya Ltd.	100	2,108
Bank of The Ryukyus Ltd.	2,700	25,336
BayCurrent Consulting, Inc.	2,800	160,462
Belc Co. Ltd.	1,700	99,958
Belluna Co. Ltd.	1,500	7,101
Benefit One, Inc.	14,300	253,979
Benesse Holdings, Inc.	10,300	294,656
Bic Camera, Inc.	54,700	511,753
BML, Inc.	2,800	72,586
Bridgestone Corp.	98,158	3,055,395
Brother Industries Ltd.	41,500	710,003
Bunka Shutter Co. Ltd.	300	2,203
Calbee, Inc.	12,700	386,391
Canon Marketing Japan, Inc.	9,800	191,224
Canon, Inc.	174,643	3,673,639
Capcom Co. Ltd.	14,300	439,067
Casio Computer Co. Ltd. (a)	35,700	563,412
Cawachi Ltd.	200	4,737
Central Glass Co. Ltd.	2,800	48,373
Central Japan Railway Co.	24,355	3,832,368
Chiba Bank Ltd.	86,200	399,970
Chiyoda Co. Ltd.	100	968
Chiyoda Corp. (b)	17,700	40,574
Chofu Seisakusho Co. Ltd.	2,100	46,280
Chubu Electric Power Co., Inc.	110,916	1,500,026
Chudenko Corp.	600	12,216
Chugai Pharmaceutical Co. Ltd.	38,700	4,613,107
Chugoku Electric Power Co., Inc.	41,600	560,533
Chugoku Marine Paints Ltd.	5,400	41,413
Citizen Watch Co. Ltd.	88,800	313,406
CKD Corp.	7,665	130,065
Coca-Cola West Co. Ltd.	20,450	370,640
cocokara fine HOLDINGS, Inc.	3,600	170,414
COLOPL, Inc.	8,400	69,194
Colowide Co. Ltd. (a)	22,200	309,888
Comforia Residential REIT, Inc.	101	301,640
COMSYS Holdings Corp.	28,800	791,935
Concordia Financial Group Ltd.	164,600	504,330
Cookpad, Inc. (b)	17,500	53,977
Cosmo Energy Holdings Co. Ltd.	19,400	295,027
Cosmos Pharmaceutical Corp.	1,900	509,016
Create Restaurants Holdings, Inc.	19,000	106,760
Create SD Holdings Co. Ltd.	4,700	134,236
Credit Saison Co. Ltd.	29,101	330,504
Curves Holdings Co. Ltd. (b)	2,800	13,411
CyberAgent, Inc.	19,100	801,932
CYBERDYNE, Inc. (b)	17,200	69,399
Dai Nippon Printing Co. Ltd.	64,400	1,357,818
Dai-ichi Mutual Life Insurance Co.	180,499	2,262,055
Daibiru Corp.	18,300	170,356
Daicel Chemical Industries Ltd.	71,421	583,001
Daido Metal Co. Ltd.	400	2,016
Daido Steel Co. Ltd.	7,100	237,847
Daifuku Co. Ltd.	17,600	1,234,944
Daihen Corp.	2,700	77,743
Daiho Corp.	200	4,225
Daiichi Sankyo Kabushiki Kaisha	97,200	6,681,651
Daiichikosho Co. Ltd.	6,900	209,607
Daikin Industries Ltd.	42,668	5,475,626
DaikyoNishikawa Corp.	1,600	8,036
Dainippon Sumitomo Pharma Co. Ltd.	23,900	330,672
Daio Paper Corp.	7,900	108,509
Daiseki Co. Ltd.	12,400	276,506
Daishi Hokuetsu Financial Group, Inc.	8,242	180,177
Daito Trust Construction Co. Ltd.	13,644	1,311,446
Daiwa House Industry Co. Ltd.	97,644	2,474,331
Daiwa House REIT Investment Corp.	332	805,908
Daiwa Office Investment Corp.	53	294,842
Daiwa Securities Group, Inc.	312,600	1,299,926
Daiwa Securities Living Invest	285	240,344
Daiwabo Holdings Co. Ltd.	3,500	218,189
DCM Japan Holdings Co. Ltd.	35,500	349,327
DeNA Co. Ltd.	17,100	210,503
Denki Kagaku Kogyo KK	13,600	328,573
DENSO Corp.	74,822	2,630,124
Dentsu Group, Inc.	38,000	793,587
Descente Ltd.	4,000	53,860
Dexerials Corp.	1,700	11,263
Dic Corp.	27,600	640,941
Digital Arts, Inc.	2,200	133,663
Digital Garage, Inc.	6,400	232,586
Dip Corp.	6,600	144,528
Disco Corp.	4,500	1,021,060
Dmg Mori Co. Ltd.	13,500	140,390
Doshisha Co. Ltd.	100	1,237
Doutor Nichires Holdings Co., Ltd.	500	7,646
Dowa Holdings Co. Ltd.	9,800	271,049
DTS Corp.	11,500	221,931
Duskin Co. Ltd.	10,500	272,981
Dydo Group Holdings, Inc.	1,300	51,423
Eagle Industry Co. Ltd.	300	1,912
Earth Corp.	1,900	110,656
East Japan Railway Co.	49,910	3,644,427
Ebara Corp.	13,600	299,832
EDION Corp.	27,800	242,989
Ehime Bank Ltd.	2,400	24,444
Eiken Chemical Co. Ltd.	5,100	89,487
Eisai Co. Ltd.	43,900	3,064,701
Eizo Corp.	2,500	75,712
Elecom Co. Ltd.	5,800	229,698
Electric Power Development Co. Ltd.	39,000	784,979
en-japan, Inc.	7,300	164,278
EPS Co. Ltd.	2,000	20,966
euglena Co. Ltd. (b)	21,100	121,706
Exedy Corp.	3,700	60,164
Ezaki Glico Co. Ltd.	6,600	289,671
FamilyMart Co. Ltd.	42,808	725,922
Fancl Corp.	17,000	411,238
Fanuc Corp.	33,285	5,432,557
Fast Retailing Co. Ltd.	10,236	4,854,393
FCC Co. Ltd.	3,000	43,163
Ferrotec Holdings Corp.	2,700	16,379
Financial Products Group Co. Ltd.	4,200	20,351
Foster Electric Co. Ltd.	1,100	12,095
FP Corp.	3,800	287,173
Frontier Real Estate Investment Corp.	68	192,629
Fuji Corp.	21,800	367,887
Fuji Electric Co. Ltd.	27,000	644,014
Fuji Kyuko Co. Ltd.	4,000	116,852
Fuji Oil Holdings, Inc.	5,600	131,188
Fuji Seal International, Inc.	6,500	113,870
Fuji Soft ABC, Inc.	3,200	113,908
Fujicco Co. Ltd.	100	1,807
Fujifilm Holdings Corp.	62,500	2,977,035
Fujikura Ltd.	106,300	312,539
Fujimi, Inc.	200	5,585
Fujimori Kogyo Co. Ltd.	3,900	115,566
Fujitec Co. Ltd.	8,300	119,726
Fujitsu General Ltd.	12,300	205,735
Fujitsu Ltd.	33,742	3,277,984
Fukuoka (REIT) Investment Fund	104	105,342
Fukuoka Financial Group, Inc.	25,812	368,765
Fukushima Industries Corp.	100	2,963
Fukuyama Transporting Co. Ltd.	5,600	195,425
Funai Soken Holdings, Inc.	6,900	148,911
Furukawa Co. Ltd.	600	6,212
Furukawa Electric Co. Ltd.	13,100	246,576
Fuso Chemical Co. Ltd.	4,900	146,569
Futaba Corp.	3,900	36,705
Futaba Industrial Co. Ltd.	700	3,359
Fuyo General Lease Co. Ltd.	4,700	236,938
G-Tekt Corp.	1,300	13,410
Giken Ltd.	7,200	266,356
Global One Real Estate Investment Corp.	153	131,308
Glory Ltd.	6,200	140,910
GLP J-REIT	592	765,134
GMO Internet, Inc.	13,300	292,361
GMO Payment Gateway, Inc.	8,200	737,362
GNI Group Ltd. (b)	6,500	90,188
Goldcrest Co. Ltd.	300	4,573
GOLDWIN, Inc.	3,000	162,978
GREE, Inc.	21,800	86,538
GS Yuasa Corp.	16,300	231,634
Gulliver International Co. Ltd.	9,600	39,092
GungHo Online Entertainment, Inc.	7,900	123,305
Gunma Bank Ltd.	43,300	139,606
Gunze Ltd.	700	23,906
Gurunavi, Inc.	100	540
H.I.S. Co. Ltd.	5,700	76,538
H2O Retailing Corp.	12,500	98,891
Hakuhodo DY Holdings, Inc.	36,400	407,704
Hamakyorex Co. Ltd.	4,000	110,180
Hamamatsu Photonics K.K.	25,200	1,110,711
Hankyu Hanshin Holdings, Inc.	39,000	1,344,640
Hankyu REIT, Inc.	82	89,171
Hanwa Co. Ltd.	11,900	191,948
Harmonic Drive Systems, Inc.	5,800	271,854
Haseko Corp.	59,300	643,797
Hazama Ando Corp.	62,800	396,176
Heiwa Corp.	9,700	164,597
Heiwa Real Estate (REIT), Inc.	141	125,476
Heiwa Real Estate Co. Ltd.	7,800	211,799
Heiwado Co. Ltd.	1,800	30,896
Hiday Hidaka Corp.	2,376	37,196
Hikari Tsushin, Inc.	3,700	723,692
Hino Motors Ltd.	60,900	362,278
Hirata Corp.	1,300	63,477
Hirose Electric Co. Ltd.	5,255	581,250
Hiroshima Bank Ltd.	30,700	128,447
Hisamitsu Pharmaceutical Co., Inc.	14,900	705,325
Hitachi Capital Corp.	13,800	270,432
Hitachi Chemical Co. Ltd.	16,300	699,450
Hitachi Construction Machinery Co. Ltd.	26,800	628,788
Hitachi Ltd.	170,376	5,056,662
Hitachi Metals Ltd.	46,200	454,617
Hitachi Transport System Ltd.	7,500	184,573
Hitachi Zosen Corp.	32,900	108,856
Hogy Medical Co. Ltd.	3,300	103,014
Hokkaido Electric Power Co., Inc.	20,200	77,739
Hokuetsu Kishu Paper Co. Ltd.	18,900	75,026
Hokuhoku Financial Group, Inc.	31,100	254,445
Hokuriku Electric Power Co., Inc.	24,800	167,775
Hokuto Corp.	100	1,798
Honda Motor Co. Ltd.	279,172	6,779,462
Horiba Ltd.	5,500	295,206
Hoshino Resorts REIT, Inc.	39	134,464
Hoshizaki Corp.	8,100	621,945
Hosiden Corp.	12,900	111,792
House Foods Group, Inc.	8,800	277,165
Hoya Corp.	65,418	6,014,201
Hulic (REIT), Inc.	237	267,444
Hulic Co. Ltd.	48,500	484,480
Hyakujushi Bank Ltd.	3,000	53,814
Ibiden Co. Ltd.	22,000	570,116
IBJ Leasing Co. Ltd.	1,600	31,176
Ichibanya Co. Ltd.	100	4,189
Ichigo Real Estate Investment Corp.	174	110,903
Ichigo, Inc.	58,800	153,965
Idec Corp.	3,200	47,293
Idemitsu Kosan Co. Ltd.	31,200	708,958
IHI Corp.	23,572	292,167
Iida Group Holdings Co. Ltd.	31,600	423,728
Inaba Denki Sangyo Co. Ltd.	8,800	188,768
Inabata & Co. Ltd.	1,000	11,238
Industrial & Infrastructure Fund Investment Corp.	357	498,998
Ines Corp.	3,700	49,166
Infocom Corp.	4,900	118,625
Infomart Corp.	44,800	313,097
INPEX Corp.	169,600	1,094,784
Internet Initiative Japan, Inc.	4,400	152,728
Invesco Office J-REIT, Inc.	2,458	328,451
Invincible Investment Corp.	1,118	291,389
Iriso Electronics Co. Ltd.	3,900	110,297
Iseki & Co. Ltd.	100	1,106
Isetan Mitsukoshi Holdings Ltd.	54,971	334,413
Istyle, Inc. (b)	1,300	2,919
Isuzu Motors Ltd.	111,968	850,907
IT Holdings Corp.	39,600	765,321
ITO EN Ltd.	10,660	594,016
Itochu Corp.	221,050	4,333,711
Itochu Enex Co. Ltd.	300	2,236
ITOCHU Techno-Solutions Corp.	16,812	516,979
Itoham Yonekyu Holdings, Inc.	10,100	58,916
Iwatani Corp.	9,900	339,025
Iyo Bank Ltd.	67,700	364,633
Izumi Co. Ltd.	5,700	168,905
J Trust Co. Ltd.	7,200	14,156
J. Front Retailing Co. Ltd.	36,700	299,400
JACCS Co. Ltd.	200	3,362
JAFCO Co. Ltd.	5,200	169,110
Japan Airlines Co. Ltd.	19,200	342,486
Japan Airport Terminal Co. Ltd.	8,200	338,117
Japan Aviation Electronics Industry Ltd.	20,000	263,151
Japan Display, Inc. (b)	70,500	28,906
Japan Elevator Service Holdings Co. Ltd.	4,200	108,058
Japan Excellent, Inc.	196	212,228
Japan Exchange Group, Inc.	89,100	1,670,495
Japan Hotel REIT Investment Corp.	764	256,292
Japan Lifeline Co. Ltd.	10,200	121,185
Japan Logistics Fund, Inc.	174	411,672
Japan Material Co. Ltd.	9,400	137,871
Japan Petroleum Exploration Co. Ltd.	8,200	142,964
Japan Post Bank Co. Ltd.	57,434	534,656
Japan Post Holdings Co. Ltd.	258,638	2,068,818
Japan Post Insurance Co. Ltd.	33,700	433,988
Japan Prime Realty Investment Corp.	138	384,494
Japan Real Estate Investment Corp.	241	1,311,504
Japan Retail Fund Investment Corp.	458	505,309
Japan Securities Finance Co. Ltd.	500	2,381
Japan Steel Works Ltd.	7,600	93,304
Japan Tobacco, Inc.	205,843	3,833,425
Japan Wool Textile Co. Ltd.	400	3,534
JCR Pharmaceuticals Co. Ltd.	2,300	222,252
JEOL Ltd.	6,900	206,714
JFE Holdings, Inc.	96,000	637,060
JGC Corp.	37,742	364,467
JIN Co. Ltd.	1,100	58,529
Joshin Denki Co. Ltd.	1,800	35,240
Joyful Honda Co. Ltd.	10,400	126,760
JSR Corp.	43,700	830,713
JTEKT Corp.	30,000	219,766
Juroku Bank Ltd.	1,300	22,980
Justsystems Corp.	5,800	356,707
JVC KENWOOD Holdings, Inc.	41,700	67,224
JX Holdings, Inc.	508,950	1,804,411
K's Holdings Corp.	33,500	368,979
Kadokawa Corp.	10,000	146,019
Kagome Co. Ltd.	13,800	352,732
Kajima Corp.	83,800	870,747
Kakaku.com, Inc.	24,300	498,160
Kaken Pharmaceutical Co. Ltd.	8,456	465,685
Kameda Seika Co. Ltd.	1,400	67,446
Kamigumi Co. Ltd.	16,000	283,725
Kanamoto Co. Ltd.	1,400	27,409
Kandenko Co. Ltd.	7,800	65,778
Kaneka Corp.	8,300	215,785
Kanematsu Corp.	30,900	308,093
Kansai Electric Power Co., Inc.	120,999	1,239,896
Kansai Mirai Financial Group, Inc.	11,200	38,198
Kansai Paint Co. Ltd.	30,739	590,347
Kanto Denka Kogyo Co. Ltd.	1,000	8,070
Kao Corp.	82,791	6,384,539
Katitas Co. Ltd.	6,000	106,173
Kato Sangyo	11,000	372,595
Kawasaki Heavy Industries Ltd.	22,200	335,443
Kawasaki Kisen Kaisha Ltd. (b)	12,700	124,945
KDDI Corp.	303,837	8,800,424
Keihan Electric Railway Co., Ltd.	20,500	925,523
Keihin Corp.	5,900	140,580
Keihin Electric Express Railway Co. Ltd.	35,239	581,871
Keio Corp.	17,703	1,001,415
Keisei Electric Railway Co.	22,606	681,895
Kenedix Office Investment Corp.	68	341,537
Kenedix Residential Investment Corp.	143	227,062
Kenedix Retail REIT Corp.	84	133,301
Kenedix, Inc.	38,700	177,425
Kewpie Corp.	15,000	298,700
Key Coffee, Inc.	17,100	355,018
Keyence Corp.	31,550	11,398,160
KH Neochem Co. Ltd.	5,700	100,440
Kikkoman Corp.	31,300	1,438,236
Kinden Corp.	21,192	344,988
Kintetsu Group Holdings Co. Ltd.	30,453	1,464,264
Kintetsu World Express, Inc.	2,600	38,207
Kirin Holdings Co. Ltd.	140,570	2,712,755
Kisoji Co. Ltd.	300	6,628
Kissei Pharmaceutical Co. Ltd.	1,400	33,397
Kitz Corp.	8,100	50,269
Koa Corp.	1,100	9,246
Kobayashi Pharmaceutical Co. Ltd.	9,600	889,195
Kobe Bussan Co. Ltd. (a)	9,000	434,422
Kobe Steel Ltd.	44,100	147,497
Kohnan Shoji Co. Ltd.	5,200	121,429
Koito Manufacturing Co. Ltd.	25,100	956,614
Kokuyo Co. Ltd.	20,100	246,860
Komatsu Ltd.	162,411	3,072,968
KOMEDA Holdings Co. Ltd.	1,900	29,089
KOMERI Co. Ltd.	4,000	78,162
Komori Corp.	3,300	23,340
Konami Holdings Corp.	18,700	587,166
Konica Minolta, Inc.	69,500	268,939
Konoike Transport Co. Ltd.	500	5,442
Kose Corp.	8,000	1,003,401
Koshidaka Holdings Co. Ltd.	2,800	12,315
Kotobuki Spirits Co. Ltd.	2,900	115,254
Kubota Corp.	183,210	2,275,230
Kumagai Gumi Co. Ltd.	5,200	115,130
Kumiai Chemical Industry Co. Ltd.	13,800	112,648
Kura Sushi, Inc.	700	27,624
Kurabo Industries Ltd.	2,800	64,054
Kuraray Co. Ltd.	82,852	828,815
Kureha Chemical Industry Co. Ltd.	1,500	61,292
Kurita Water Industries Ltd.	16,700	471,518
Kusuri No Aoki Holdings Co. Ltd.	3,300	258,613
Kyb Corp. (b)	1,400	28,218
Kyocera Corp.	53,937	2,881,876
Kyoei Steel Ltd.	2,800	36,032
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	35,251
Kyorin Holdings, Inc.	9,200	192,376
Kyoritsu Maintenance Co. Ltd.	3,100	76,233
Kyowa Exeo Corp.	19,900	489,364
Kyowa Hakko Kirin Co., Ltd.	47,200	1,095,496
Kyudenko Corp.	9,300	261,716
Kyushu Electric Power Co., Inc.	60,578	481,508
Kyushu Financial Group, Inc.	66,985	283,382
Kyushu Railway Co.	30,300	819,651
LaSalle Logiport REIT	218	308,164
Lasertec Corp.	12,700	853,254
Lawson, Inc.	8,500	441,178
Leopalace21 Corp. (b)	28,500	63,738
LIFE Corp.	3,000	93,090
LIFULL Co. Ltd.	2,300	7,180
LINE Corp. (b)	9,900	486,167
Lintec Corp.	4,500	97,116
Lion Corp.	42,836	898,512
LIXIL Group Corp.	43,895	535,011
M&A Capital Partners Co. Ltd. (b)	2,100	59,586
M3, Inc.	78,490	2,833,017
Mabuchi Motor Co. Ltd.	9,500	296,557
Macnica Fuji Electronics Holdings, Inc.	7,600	104,459
Macromill, Inc.	6,700	43,266
Maeda Corp.	22,000	178,558
Maeda Road Construction Co. Ltd.	9,300	173,755
Makino Milling Machine Co. Ltd.	2,000	57,960
Makita Corp.	37,900	1,243,144
Mandom Corp.	10,400	202,156
Mani, Inc.	11,400	255,057
Marubeni Corp.	257,900	1,242,005
Marudai Food Co. Ltd.	200	3,664
Maruha Nichiro Corp.	7,700	161,139
Marui Group Co. Ltd.	33,402	546,755
Maruichi Steel Tube Ltd.	22,000	498,775
Marusan Securities Co. Ltd.	900	3,480
Maruwa Ceramic Co. Ltd.	1,400	100,191
Matsui Securities Co. Ltd. (a)	13,900	101,459
Matsumotokiyoshi Holdings Co. Ltd.	15,200	525,481
Max Co. Ltd.	1,000	15,031
Maxell Holdings Ltd.	3,200	29,819
Mazda Motor Corp.	87,400	494,103
McDonald's Holdings Co. (Japan) Ltd.	14,528	714,791
MCJ Co. Ltd.	5,900	39,474
MCUBS MidCity Investment Corp.	289	202,245
Mebuki Financial Group, Inc.	151,768	321,030
Medipal Holdings Corp.	51,100	997,096
Megachips Corp.	2,600	39,588
Megmilk Snow Brand Co. Ltd.	8,500	194,451
Meidensha Corp.	3,400	53,353
Meiji Holdings Co. Ltd.	23,000	1,597,437
Meitec Corp.	6,700	298,118
Menicon Co. Ltd.	5,500	240,880
Mercari, Inc. (b)	13,300	336,234
Micronics Japan Co. Ltd.	100	812
Milbon Co. Ltd.	5,700	251,232
Minebea Mitsumi, Inc.	80,995	1,316,913
Miraca Holdings, Inc.	9,047	227,703
Mirai Corp.	344	117,482
Mirait Holdings Corp. (a)	16,900	221,417
Miroku Jyoho Service Co., Ltd.	3,600	91,413
Misumi Group, Inc.	60,505	1,458,006
Mitsuba Corp.	500	2,120
Mitsubishi Chemical Holdings Corp.	213,057	1,210,930
Mitsubishi Corp.	214,251	4,543,833
Mitsubishi Electric Corp.	313,392	3,856,178
Mitsubishi Estate Co. Ltd.	214,171	3,464,887
Mitsubishi Estate Logistics REIT Investment Corp.	55	179,891
Mitsubishi Gas Chemical Co., Inc.	25,645	317,590
Mitsubishi Heavy Industries Ltd.	54,266	1,391,577
Mitsubishi Logistics Corp.	8,500	187,673
Mitsubishi Materials Corp.	19,600	401,454
Mitsubishi Motors Corp. of Japan	97,234	275,550
Mitsubishi Pencil Co. Ltd.	2,600	32,756
Mitsubishi Shokuhin Co. Ltd.	1,500	37,711
Mitsubishi UFJ Financial Group, Inc.	2,088,139	8,436,083
Mitsubishi UFJ Lease & Finance Co. Ltd.	72,300	349,659
Mitsuboshi Belting Ltd.	500	6,896
Mitsui & Associates Telepark Corp.	3,700	74,197
Mitsui & Co. Ltd.	280,682	3,917,856
Mitsui Chemicals, Inc.	43,400	852,074
Mitsui Engineering & Shipbuilding Co. (b)	11,100	62,714
Mitsui Fudosan Co. Ltd.	148,240	2,725,682
Mitsui Fudosan Logistics Park, Inc.	65	257,420
Mitsui High-Tec, Inc.	3,200	36,558
Mitsui Mining & Smelting Co. Ltd.	8,900	166,049
Mitsui OSK Lines Ltd.	23,100	400,662
Mitsui Sugar Co. Ltd.	700	14,011
Mitsui-Soko Co. Ltd.	400	5,479
Miura Co. Ltd.	13,755	566,529
mixi, Inc.	11,200	193,807
Mizuho Financial Group, Inc.	3,988,884	4,644,733
Mizuno Corp.	200	3,507
Mochida Pharmaceutical Co. Ltd.	10,700	418,767
Modec, Inc.	2,600	37,408
Monex Group, Inc.	33,300	66,094
Money Forward, Inc. (b)	2,100	98,430
MonotaRO Co. Ltd.	23,600	763,099
Mori Hills REIT Investment Corp.	383	495,011
Mori Trust Hotel (REIT), Inc.	15	11,741
MORI TRUST Sogo (REIT), Inc.	164	183,233
Morinaga & Co. Ltd.	6,500	268,625
Morinaga Milk Industry Co. Ltd.	6,300	245,390
Morita Holdings Corp.	7,800	121,018
MOS Food Services, Inc.	2,400	60,830
MS&AD Insurance Group Holdings, Inc.	79,997	2,304,721
Murata Manufacturing Co. Ltd.	98,402	5,544,659
Musashi Seimitsu Industry Co. Ltd.	9,300	76,175
Nabtesco Corp.	22,500	652,052
Nachi-Fujikoshi Corp.	1,500	44,029
Nagaileben Co. Ltd.	3,300	80,597
Nagase & Co. Ltd.	39,600	480,816
Nagoya Railroad Co. Ltd.	38,116	1,099,278
Nakanishi, Inc.	9,300	127,825
Nankai Electric Railway Co. Ltd.	24,600	551,073
NEC Corp.	44,900	1,723,029
NEC System Integration & Constuction Ltd.	4,600	200,177
Net One Systems Co. Ltd.	17,100	495,560
New Hampshire Foods Ltd.	23,413	831,068
Nexon Co. Ltd.	87,600	1,423,607
NGK Insulators Ltd.	62,200	813,752
NGK Spark Plug Co. Ltd.	25,000	377,860
NHK Spring Co. Ltd.	29,387	195,247
Nichi-iko Pharmaceutical Co. Ltd.	18,500	241,346
Nichias Corp.	11,100	225,486
Nichicon Corp.	1,700	11,311
Nichiha Corp.	4,100	75,990
Nichiigakkan Co. Ltd.	7,900	80,388
Nichirei Corp.	26,110	653,161
Nidec Corp.	76,390	4,446,974
Nifco, Inc.	20,600	402,153
Nihon Kohden Corp.	16,100	578,349
Nihon M&A Center, Inc.	25,000	828,169
Nihon Parkerizing Co. Ltd.	39,300	404,664
Nihon Unisys Ltd.	16,300	477,692
Nikkiso Co. Ltd.	11,700	92,453
Nikkon Holdings Co. Ltd.	5,600	109,740
Nikon Corp.	49,500	460,440
Nintendo Co. Ltd.	19,488	8,047,069
Nippo Corp.	10,100	228,418
Nippon Accommodations Fund, Inc.	74	444,076
Nippon Building Fund, Inc.	242	1,449,993
Nippon Carbon Co. Ltd.	2,200	68,164
Nippon Ceramic Co. Ltd.	12,100	226,181
Nippon Chemi-con Corp.	500	5,749
Nippon Densetsu Kogyo Co. Ltd.	4,700	92,717
Nippon Electric Glass Co. Ltd.	10,500	152,961
Nippon Express Co. Ltd.	11,766	574,677
Nippon Flour Mills Co. Ltd.	15,000	236,919
Nippon Gas Co. Ltd.	5,700	188,026
Nippon Kayaku Co. Ltd.	21,700	209,925
Nippon Light Metal Holding Co. Ltd.	150,400	236,868
Nippon Paint Holdings Co. Ltd.	24,997	1,446,502
Nippon Paper Industries Co. Ltd.	12,745	182,003
Nippon Prologis REIT, Inc.	365	1,005,395
Nippon REIT Investment Corp.	75	226,087
Nippon Seiki Co. Ltd.	8,900	96,949
Nippon Sheet Glass Co. Ltd.	9,500	30,051
Nippon Shinyaku Co. Ltd.	9,900	698,346
Nippon Shokubai Co. Ltd.	5,100	243,321
Nippon Signal Co. Ltd.	15,400	144,794
Nippon Soda Co. Ltd.	2,400	62,060
Nippon Steel & Sumikin Bussan Corp.	1,200	38,187
Nippon Steel & Sumitomo Metal Corp.	146,183	1,229,930
Nippon Suisan Kaisha Co. Ltd.	46,900	208,680
Nippon Telegraph & Telephone Corp.	219,664	5,002,548
Nippon Yusen KK	24,700	325,139
Nipro Corp.	65,138	733,838
Nishi-Nippon Financial Holdings, Inc.	17,600	103,486
Nishi-Nippon Railroad Co. Ltd.	21,700	534,033
Nishimatsu Construction Co. Ltd.	6,100	116,697
Nishimatsuya Chain Co. Ltd.	1,000	7,977
Nishio Rent All Co. Ltd.	1,200	24,958
Nissan Chemical Corp.	24,000	920,849
Nissan Motor Co. Ltd.	454,348	1,546,505
Nissan Shatai Co. Ltd.	15,700	127,572
Nissha Co. Ltd.	5,900	43,488
Nisshin Oillio Group Ltd.	4,400	144,938
Nisshin Seifun Group, Inc.	30,900	480,127
Nisshinbo Holdings, Inc.	18,200	126,895
Nissin Electric Co. Ltd.	14,300	134,985
Nissin Food Holdings Co. Ltd.	12,500	1,029,679
Nissin Kogyo Co. Ltd.	6,100	126,417
Nitori Holdings Co. Ltd.	14,300	2,201,333
Nitta Corp.	4,800	86,683
Nitto Boseki Co. Ltd. (a)	3,300	158,981
Nitto Denko Corp.	31,542	1,575,631
Nitto Kogyo Corp.	500	8,517
NKSJ Holdings, Inc.	57,419	1,862,415
Noevir Holdings Co. Ltd.	5,800	273,475
NOF Corp.	10,500	350,277
Nojima Co. Ltd.	10,400	181,902
NOK Corp.	18,200	213,180
NOMURA Co. Ltd.	13,900	107,635
Nomura Holdings, Inc.	552,154	2,291,228
Nomura Real Estate Holdings, Inc.	20,700	341,801
Nomura Real Estate Master Fund, Inc.	701	807,376
Nomura Research Institute Ltd.	58,410	1,433,648
Noritz Corp.	1,500	16,759
North Pacific Bank Ltd.	23,400	42,084
NS Solutions Corp.	5,200	130,684
NSD Co. Ltd.	19,600	281,996
NSK Ltd.	48,800	337,776
NTN Corp. (a)	45,500	87,271
NTT Data Corp.	113,000	1,153,072
NTT DOCOMO, Inc.	229,230	6,755,688
Obara Group, Inc.	800	20,963
Obayashi Corp.	102,800	898,533
OBIC Business Consultants Ltd.	3,500	157,201
OBIC Co. Ltd.	11,641	1,759,465
Odakyu Electric Railway Co. Ltd.	61,400	1,354,013
Ogaki Kyoritsu Bank Ltd.	14,200	291,503
Ohsho Food Service Corp.	1,600	86,176
Oiles Corp.	100	1,305
Oji Holdings Corp.	147,200	747,407
Okamoto Industries, Inc.	1,800	72,627
Okamura Corp.	3,200	23,318
Okasan Securities Group, Inc.	13,034	39,716
Oki Electric Industry Co. Ltd.	9,900	95,228
Okuma Corp.	5,400	203,606
Okumura Corp.	7,300	157,816
Olympus Corp.	203,500	3,228,908
OMRON Corp.	31,300	1,838,410
Ono Pharmaceutical Co. Ltd.	64,980	1,568,869
Onward Holdings Co. Ltd.	6,000	18,954
Open House Co. Ltd.	10,600	234,590
Optex Group Co. Ltd.	7,400	85,161
Optorun Co. Ltd.	4,200	116,120
Oracle Corp. Japan	7,600	787,513
Orient Corp.	83,400	96,367
Oriental Land Co. Ltd.	35,034	4,465,966
ORIX Corp.	222,220	2,669,166
ORIX JREIT, Inc.	442	534,197
Osaka Gas Co. Ltd.	61,000	1,135,931
OSG Corp.	30,400	399,422
Otsuka Corp.	18,000	812,654
Otsuka Holdings Co. Ltd.	69,218	2,720,549
Outsourcing, Inc.	18,100	87,367
Pacific Industrial Co. Ltd.	7,600	64,871
Pacific Metals Co. Ltd.	1,400	21,583
PALTAC Corp.	7,300	383,656
Pan Pacific International Hold	75,692	1,468,488
Panasonic Corp.	372,189	2,837,193
Paramount Bed Holdings Co. Ltd.	5,400	224,423
Park24 Co. Ltd.	17,840	287,262
Penta-Ocean Construction Co. Ltd.	99,000	507,385
Pepper Food Service Co. Ltd.	700	3,072
PeptiDream, Inc. (b)	15,900	600,056
Persol Holdings Co., Ltd.	33,900	398,340
Pigeon Corp.	20,000	714,718
Pilot Corp.	6,800	229,698
Piolax, Inc.	2,600	38,910
PKSHA Technology, Inc. (b)	3,300	75,339
Plenus Co. Ltd.	100	1,655
Pola Orbis Holdings, Inc.	13,589	242,871
Premier Investment Corp.	215	216,773
Press Kogyo Co. Ltd.	8,100	20,077
Pressance Corp.	5,700	59,329
Prestige International, Inc.	16,000	126,432
Prima Meat Packers Ltd.	1,000	22,858
Raito Kogyo Co. Ltd.	4,000	50,319
Raksul, Inc. (b)	3,300	75,923
Rakus Co. Ltd.	6,200	98,909
Rakuten, Inc.	147,395	1,249,797
Recruit Holdings Co. Ltd.	235,354	6,865,558
Relia, Inc.	10,300	109,896
Relo Group, Inc.	17,500	383,707
Renesas Electronics Corp. (b)	130,555	705,604
Rengo Co. Ltd.	26,900	212,563
Resona Holdings, Inc.	421,800	1,317,297
Resorttrust, Inc.	17,200	178,868
Ricoh Co. Ltd.	127,500	869,102
Ricoh Leasing Co. Ltd.	300	8,065
Ringer Hut Co. Ltd.	2,000	40,535
Rinnai Corp.	8,761	666,984
Riso Kagaku Corp.	1,900	25,566
Riso Kyoiku Co. Ltd.	19,500	47,062
ROHM Co. Ltd.	16,800	1,073,923
Rohto Pharmaceutical Co. Ltd.	24,300	712,142
Round One Corp.	13,200	109,349
Royal Holdings Co. Ltd. (a)	12,300	204,589
Ryobi Ltd.	1,500	17,863
Ryohin Keikaku Co. Ltd.	50,430	600,193
S Foods, Inc.	2,000	42,734
Saizeriya Co. Ltd.	3,600	72,258
Sakai Moving Service Co. Ltd.	1,200	63,514
Sakata INX Corp.	1,600	14,388
Sakata Seed Corp.	3,900	127,014
San-A Co. Ltd.	1,000	40,302
San-Ai Oil Co. Ltd.	14,800	151,841
SanBio Co. Ltd. (a)(b)	4,200	52,444
Sangetsu Corp.	15,000	225,318
Sanken Electric Co. Ltd.	1,800	38,293
Sanki Engineering Co. Ltd.	2,100	23,971
Sankyo Co. Ltd. (Gunma)	19,200	531,370
Sankyo Tateyama, Inc.	400	3,321
Sankyu, Inc.	6,500	252,574
Sanrio Co. Ltd.	6,500	97,517
Sansan, Inc.	1,800	89,233
Santen Pharmaceutical Co. Ltd.	71,560	1,269,629
Sanwa Holdings Corp.	26,200	206,543
Sanyo Chemical Industries Ltd.	1,600	63,887
Sanyo Special Steel Co. Ltd.	1,200	10,634
Sapporo Holdings Ltd.	15,800	300,772
Sato Holding Corp.	1,700	35,342
Sawai Pharmaceutical Co. Ltd.	8,800	482,169
SBI Holdings, Inc. Japan	44,500	842,189
Screen Holdings Co. Ltd.	6,700	323,603
SCSK Corp.	12,000	543,447
Secom Co. Ltd.	36,033	2,998,642
Sega Sammy Holdings, Inc.	24,219	295,868
Seibu Holdings, Inc.	32,300	389,773
Seikagaku Corp.	2,200	21,894
Seiko Epson Corp.	57,273	650,368
Seiko Holdings Corp.	3,200	53,763
Seino Holdings Co. Ltd.	20,500	246,042
Seiren Co. Ltd.	6,200	73,835
Sekisui Chemical Co. Ltd.	65,700	838,736
Sekisui House (REIT), Inc.	696	428,048
Sekisui House Ltd.	128,680	2,207,468
Sekisui Jushi Corp.	3,100	63,551
SENKO Co. Ltd.	15,800	128,974
Senshu Ikeda Holdings, Inc.	17,690	27,693
Seria Co. Ltd.	7,100	231,561
Seven & i Holdings Co. Ltd.	130,429	4,319,424
Seven Bank Ltd.	68,900	187,474
SG Holdings Co. Ltd.	24,900	694,225
Sharp Corp. (a)	33,300	372,051
Shibaura Machine Co. Ltd.	2,500	49,713
Shibuya Corp.	200	4,961
SHIFT, Inc. (b)	1,400	117,281
Shiga Bank Ltd. (a)	13,800	326,113
Shikoku Electric Power Co., Inc.	22,900	177,541
Shima Seiki Manufacturing Ltd.	2,800	42,790
Shimachu Co. Ltd.	13,800	347,459
Shimadzu Corp.	50,800	1,271,006
Shimamura Co. Ltd.	3,400	215,441
SHIMANO, Inc.	13,465	1,984,145
SHIMIZU Corp.	94,800	728,070
Shin-Etsu Chemical Co. Ltd.	60,835	6,710,227
Shinko Electric Industries Co. Ltd.	14,700	186,430
Shinmaywa Industries Ltd.	9,500	97,465
Shinsei Bank Ltd.	30,900	372,744
Shionogi & Co. Ltd.	45,300	2,501,807
Ship Healthcare Holdings, Inc.	6,000	272,842
Shiseido Co. Ltd.	68,655	4,036,450
Shizuoka Bank Ltd.	81,700	496,019
Shizuoka Gas Co. Ltd.	3,800	34,206
SHO-BOND Holdings Co. Ltd.	8,300	338,373
Shochiku Co. Ltd. (a)	2,100	230,322
Showa Corp.	7,200	151,360
Showa Denko K.K.	22,082	483,330
Showa Sangyo Co. Ltd.	200	6,001
Siix Corp.	4,600	38,064
Sintokogio Ltd.	600	4,182
SKY Perfect JSAT Holdings, Inc.	14,100	53,007
Skylark Co. Ltd. (a)	35,200	525,466
SMC Corp.	9,767	4,459,610
SMS Co., Ltd.	12,900	284,289
Sodick Co. Ltd.	600	4,193
SoftBank Corp.	283,700	3,870,259
SoftBank Group Corp.	273,212	11,710,587
Sohgo Security Services Co., Ltd.	12,900	621,470
Sojitz Corp.	336,800	779,469
Solasto Corp.	11,200	115,533
Sony Corp.	220,005	14,158,227
Sony Financial Holdings, Inc.	22,400	424,629
Sosei Group Corp. (b)	11,612	163,389
Sotetsu Holdings, Inc.	31,400	807,567
Square Enix Holdings Co. Ltd. (a)	15,800	648,549
St. Marc Holdings Co. Ltd.	100	1,680
Stanley Electric Co. Ltd.	31,639	729,689
Star Micronics Co. Ltd.	2,800	31,310
Starts Corp., Inc.	7,100	138,606
Subaru Corp.	110,925	2,220,109
Sugi Holdings Co. Ltd.	9,200	553,809
Sumco Corp.	44,900	639,246
Sumitomo Bakelite Co. Ltd.	7,300	191,624
Sumitomo Chemical Co. Ltd.	242,400	743,490
Sumitomo Corp.	212,900	2,408,366
Sumitomo Electric Industries Ltd.	133,300	1,371,451
Sumitomo Forestry Co. Ltd.	20,323	255,280
Sumitomo Heavy Industries Ltd.	35,747	753,339
Sumitomo Metal Mining Co. Ltd.	40,600	1,011,876
Sumitomo Mitsui Construction Co. Ltd.	19,960	83,326
Sumitomo Mitsui Financial Group, Inc.	220,733	5,804,666
Sumitomo Mitsui Trust Holdings, Inc.	55,800	1,624,714
Sumitomo Osaka Cement Co. Ltd.	5,003	162,803
Sumitomo Realty & Development Co. Ltd.	58,687	1,571,788
Sumitomo Riko Co. Ltd.	500	2,712
Sumitomo Rubber Industries Ltd.	27,900	273,761
Sumitomo Seika Chemicals Co. Ltd.	1,300	35,833
Sundrug Co. Ltd.	11,841	407,702
Suntory Beverage & Food Ltd.	23,300	880,413
Sushiro Global Holdings Ltd.	18,800	293,786
Suzuken Co. Ltd.	10,800	418,655
Suzuki Motor Corp.	63,440	2,024,705
Sysmex Corp.	29,200	2,024,395
SystemPro Co. Ltd.	12,100	172,511
T Hasegawa Co. Ltd. (a)	6,900	138,688
T&D Holdings, Inc.	122,400	1,057,997
Tachi-S Co. Ltd.	1,100	9,758
Tadano Ltd. (a)	11,700	90,164
Taiheiyo Cement Corp.	26,491	520,041
Taikisha Ltd.	8,100	238,135
Taisei Corp.	36,400	1,134,664
Taisho Pharmaceutical Holdings Co. Ltd.	4,500	282,207
Taiyo Holdings Co. Ltd.	2,000	82,374
Taiyo Nippon Sanso Corp.	26,000	407,511
Taiyo Yuden Co. Ltd.	19,000	529,772
Takara Bio, Inc.	13,200	297,297
Takara Holdings, Inc.	24,169	177,864
Takara Leben Co. Ltd.	300	1,001
Takara Standard Co. Ltd.	1,200	17,779
Takasago International Corp.	2,000	42,585
Takasago Thermal Engineering Co. Ltd.	13,200	210,334
Takashimaya Co. Ltd.	19,200	173,514
Takeda Pharmaceutical Co. Ltd.	260,770	9,403,745
Takeuchi Manufacturing Co. Ltd.	12,600	183,749
Takuma Co. Ltd.	11,600	127,766
Tamron Co. Ltd.	300	5,088
TDK Corp.	26,481	2,282,864
TechnoPro Holdings, Inc.	6,400	370,349
TECMO KOEI HOLDINGS CO., LTD.	7,760	206,157
Teijin Ltd.	41,200	657,047
Tekken Corp.	100	1,995
Terumo Corp.	110,400	3,663,361
The Aichi Bank Ltd.	100	2,935
The Aomori Bank Ltd.	1,000	21,320
The Awa Bank Ltd.	4,700	102,834
The Bank of Iwate Ltd.	2,200	51,743
The Bank of Okinawa Ltd.	9,400	279,858
The Bank of Saga Ltd.	16,500	172,203
The Chugoku Bank Ltd. (a)	60,800	563,724
The Chukyo Bank Ltd.	1,400	27,631
The Hachijuni Bank Ltd.	51,300	184,042
The Hokkoku Bank Ltd.	4,400	131,203
The Hyakugo Bank Ltd.	27,600	80,499
The Keiyo Bank Ltd.	12,500	61,385
The Kiyo Bank Ltd.	19,800	295,021
The Miyazaki Bank Ltd.	2,500	54,210
The Musashino Bank Ltd.	900	11,406
The Nanto Bank Ltd.	4,200	88,528
The Oita Bank Ltd.	2,200	44,158
The Okinawa Electric Power Co., Inc.	18,287	335,868
The Pack Corp.	1,700	54,019
The San-In Godo Bank Ltd.	38,600	203,584
The Shikoku Bank Ltd.	5,900	46,072
The Sumitomo Warehouse Co. Ltd.	21,600	249,986
The Suruga Bank Ltd. (b)	27,500	96,352
The Toho Bank Ltd.	24,200	56,827
The Towa Bank Ltd.	1,400	8,754
The Yamagata Bank Ltd.	3,600	42,838
The Yamanashi Chuo Bank Ltd.	3,400	25,504
THK Co. Ltd.	18,700	454,279
TKC Corp.	1,400	69,795
TKP Corp. (b)	2,100	40,194
Toagosei Co. Ltd.	9,400	86,366
Tobu Railway Co. Ltd.	34,900	1,183,810
Toc Co. Ltd.	2,400	15,073
Tocalo Co. Ltd.	8,100	80,838
Toda Corp.	49,100	288,245
Toei Co. Ltd.	900	112,631
Toho Co. Ltd.	32,300	1,057,749
Toho Gas Co. Ltd.	19,200	941,080
Toho Holdings Co. Ltd.	11,800	246,413
Toho Zinc Co. Ltd.	1,000	12,207
Tohoku Electric Power Co., Inc.	70,700	667,373
Tokai Carbon Co. Ltd.	30,800	254,706
TOKAI Holdings Corp.	29,600	269,480
Tokai Rika Co. Ltd.	23,300	300,708
Tokai Tokyo Financial Holdings	23,000	49,508
Token Corp.	200	13,791
Tokio Marine Holdings, Inc.	109,093	5,118,179
Tokushu Tokai Paper Co. Ltd.	1,400	53,226
Tokuyama Corp.	9,635	203,298
Tokyo Broadcasting System Holding	14,400	225,967
Tokyo Century Corp.	6,500	223,198
Tokyo Dome Corp.	9,900	73,063
Tokyo Electric Power Co., Inc. (b)	292,728	985,414
Tokyo Electron Ltd.	27,023	5,755,386
Tokyo Gas Co. Ltd.	63,935	1,403,112
Tokyo Ohka Kogyo Co. Ltd.	8,600	371,840
Tokyo Seimitsu Co. Ltd.	6,600	216,792
Tokyo Steel Manufacturing Co. Ltd.	18,600	119,765
Tokyo Tatemono Co. Ltd.	29,600	332,900
Tokyo TY Financial Group, Inc.	1,500	14,718
Tokyotokeiba Co. Ltd.	2,500	83,283
Tokyu Construction Co. Ltd.	21,500	112,794
Tokyu Corp.	78,700	1,184,590
Tokyu Fudosan Holdings Corp.	102,900	503,409
Tokyu REIT, Inc.	145	194,567
TOMONY Holdings, Inc.	21,000	70,838
Tomy Co. Ltd.	11,000	89,484
Topcon Corp.	17,160	142,793
Toppan Forms Co. Ltd.	19,300	171,032
Toppan Printing Co. Ltd.	40,100	595,690
Topre Corp.	2,700	31,777
Topy Industries Ltd.	1,300	15,348
Toray Industries, Inc.	227,200	1,041,646
TORIDOLL Holdings Corp.	7,600	87,816
Toshiba Corp.	71,252	1,784,039
Toshiba Tec Corp.	3,700	121,362
Tosho Co. Ltd.	200	1,832
Tosoh Corp.	62,900	768,748
Totetsu Kogyo Co. Ltd.	14,800	386,153
Toto Ltd.	33,300	1,159,079
Towa Pharmaceutical Co. Ltd.	2,400	49,514
Toyo Ink South Carolina Holdings Co. Ltd.	2,949	56,663
Toyo Seikan Group Holdings Ltd.	22,300	226,231
Toyo Suisan Kaisha Ltd.	13,636	655,656
Toyo Tire Corp.	20,700	248,250
Toyobo Co. Ltd.	16,800	195,700
Toyoda Gosei Co. Ltd.	11,400	213,946
Toyota Boshoku Corp.	25,600	321,088
Toyota Industries Corp.	22,600	1,143,531
Toyota Motor Corp.	394,392	24,384,020
Toyota Tsusho Corp.	40,849	972,379
TPR Co. Ltd.	1,200	14,145
Trancom Co. Ltd.	1,500	99,800
Trans Cosmos, Inc.	4,000	81,144
Trend Micro, Inc.	21,700	1,100,881
Trusco Nakayama Corp.	4,600	100,389
TS tech Co. Ltd.	4,600	124,907
TSI Holdings Co. Ltd.	5,300	20,644
Tsubaki Nakashima Co. Ltd.	3,400	24,174
Tsubakimoto Chain Co.	1,700	40,094
Tsugami Corp.	4,000	35,223
Tsukui Corp.	600	2,505
Tsumura & Co.	9,484	263,712
Tsuruha Holdings, Inc.	6,500	870,987
TV Asahi Corp.	100	1,499
Uacj Corp.	5,400	88,461
Ube Industries Ltd.	18,900	316,942
Ulvac, Inc.	6,859	191,744
Unicharm Corp.	68,900	2,536,039
Unipres Corp.	9,400	83,388
United Arrows Ltd.	3,200	50,752
United Super Markets Holdings, Inc.	7,900	77,811
United Technology Holdings Co. Ltd.	4,600	66,054
United Urban Investment Corp.	502	508,947
Universal Entertainment Corp.	4,500	74,640
Unizo Holdings Co. Ltd.	6,200	345,488
Ushio, Inc.	17,200	183,356
USS Co. Ltd.	36,700	584,792
V Technology Co. Ltd. (a)	2,200	77,081
Valor Holdings Co. Ltd.	5,900	110,287
Vector, Inc. (b)	5,000	33,406
VT Holdings Co. Ltd.	400	1,114
Wacoal Holdings Corp.	16,200	329,842
Wacom Co. Ltd.	33,400	117,646
Welcia Holdings Co. Ltd.	8,000	578,484
West Japan Railway Co.	26,856	1,659,637
World Co. Ltd.	5,800	68,909
Xebio Holdings Co. Ltd.	500	4,184
YA-MAN Ltd.	6,100	38,880
Yahoo! Japan Corp.	455,465	1,757,788
Yakult Honsha Co. Ltd.	21,000	1,226,949
YAMABIKO Corp.	200	1,554
Yamada Denki Co. Ltd.	137,110	654,152
Yamaguchi Financial Group, Inc.	40,600	220,185
Yamaha Corp.	23,500	948,585
Yamaha Motor Co. Ltd.	41,907	539,166
Yamato Holdings Co. Ltd.	52,900	923,299
Yamato Kogyo Co. Ltd.	6,600	131,982
Yamazaki Baking Co. Ltd.	21,600	382,224
Yamazen Co. Ltd.	36,200	307,640
Yaoko Co. Ltd.	5,300	328,920
Yaskawa Electric Corp.	41,200	1,343,314
Yodogawa Steel Works Ltd.	900	14,291
Yokogawa Bridge Holdings Corp.	2,300	40,657
Yokogawa Electric Corp.	39,112	533,111
Yokohama Reito Co. Ltd.	800	6,791
Yokohama Rubber Co. Ltd.	19,500	248,019
Yondoshi Holdings, Inc.	1,600	26,077
YONEX Co. Ltd.	4,400	19,352
Yoshinoya Holdings Co. Ltd. (a)	23,300	486,778
Yuasa Trading Co. Ltd.	400	10,873
Yume No Machi Souzou Iinkai Co. Ltd. (a)	4,700	64,030
Zenkoku Hosho Co. Ltd.	10,400	306,723
Zenrin Co. Ltd.	6,950	74,477
Zensho Holdings Co. Ltd.	13,800	274,675
Zeon Corp.	22,500	200,019
ZERIA Pharmaceutical Co. Ltd.	2,300	44,815
Zojirushi Thermos	3,600	52,802
Zozo, Inc.	19,100	309,686

TOTAL JAPAN		654,710,861

Korea (South) - 3.1%
ABL Bio, Inc. (b)	4,771	71,476
Advanced Process Systems Corp.	72	1,535
AhnLab, Inc.	1,073	51,228
Alteogen, Inc. (b)	2,792	216,495
AMOREPACIFIC Corp.	6,309	919,210
AMOREPACIFIC Group, Inc.	4,407	210,766
Ananti, Inc. (b)	8,003	65,877
Asiana Airlines, Inc. (b)	10,253	35,194
BGF Retail Co. Ltd.	1,136	147,746
BGFretail Co. Ltd.	304	1,207
BS Financial Group, Inc.	69,613	289,376
Bukwang Pharmaceutical Co. Ltd.	10,256	220,343
Cafe24 Corp. (b)	754	27,371
Celltrion Healthcare Co. Ltd.	11,485	799,802
Celltrion Pharm, Inc.	2,749	159,757
Celltrion, Inc. (b)	16,309	2,825,923
CHA Biotech Co. Ltd. (b)	13,621	191,168
Cheil Industries, Inc.	13,343	1,164,234
Cheil Worldwide, Inc.	15,438	224,929
Chong Kun Dang Pharmaceutical Corp.	179	14,219
CJ CGV Co. Ltd.	1,440	31,649
CJ CheilJedang Corp.	1,321	296,313
CJ Corp.	2,449	163,288
CJ O Shopping Co. Ltd.	1,578	166,134
Com2uS Corp.	4,623	407,182
Cosmax, Inc.	2,277	166,815
Coway Co. Ltd.	8,384	423,741
Daelim Industrial Co.	5,548	402,340
Daesang Corp.	710	12,799
Daewoo Engineering & Construction Co. Ltd. (b)	112,761	330,438
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	6,358	89,756
Daewoong Pharmaceutical Co. Ltd.	322	28,361
Daou Technology, Inc.	10,263	138,548
Db Insurance Co. Ltd.	8,646	314,215
DGB Financial Group Co. Ltd.	9,863	42,786
DIO Corp. (b)	21	495
Dong Suh Companies, Inc.	2,677	38,122
Dong-A Socio Holdings Co. Ltd.	6	432
Dong-A St. Co. Ltd.	2,127	159,852
Dongbu HiTek Co. Ltd.	11,030	242,874
Dongjin Semichem Co. Ltd.	6,614	85,476
Dongkuk Steel Mill Co. Ltd. (b)	3,645	12,737
Dongwon Industries Co.	313	58,228
Doosan Bobcat, Inc.	10,159	196,517
Doosan Heavy Industries & Construction Co. Ltd. (b)	18,715	61,544
Doosan Infracore Co. Ltd. (b)	22,537	79,678
DOUBLEUGAMES Co. Ltd.	1,230	58,724
DuzonBizon Co. Ltd.	3,401	246,080
E-Mart Co. Ltd.	4,898	483,817
Ecopro Co. Ltd.	1,658	27,569
Enzychem Lifesciences Corp. (b)	2,340	144,656
EO Technics Co. Ltd.	2,231	133,143
F&F Co. Ltd.	1,163	102,434
Feelux Co. Ltd. (b)	11,698	49,398
Fila Holdings Corp.	7,999	229,137
Foosung Co. Ltd.	10,749	59,371
G-treeBNT Co. Ltd. (b)	3,556	73,764
GemVax & Kael Co. Ltd. (b)	5,201	95,257
Genexine Co. Ltd. (b)	2,230	120,234
Grand Korea Leisure Co. Ltd.	2,509	32,735
Green Cross Corp.	941	115,026
Green Cross Holdings Corp.	16,302	282,471
GS Engineering & Construction Corp.	10,444	217,505
GS Holdings Corp.	9,594	304,442
GS Retail Co. Ltd.	2,417	75,504
Halla Holdings Corp.	157	3,890
Hana Financial Group, Inc.	69,071	1,569,227
Hana Tour Service, Inc.	861	30,050
HanAll BioPharma Co. Ltd. (b)	5,195	103,914
Handsome Co. Ltd.	2,565	51,518
Hanjin Kal Corp.	6,214	445,012
Hankook Technology Group Co. Lt	144	1,197
Hankook Tire Co. Ltd.	10,833	189,491
Hanmi Pharm Co. Ltd.	814	173,542
Hanon Systems	61,312	460,784
Hansae Co. Ltd.	90	885
Hansol Chemical Co. Ltd.	1,913	135,109
Hanssem Co. Ltd.	1,856	111,222
Hanwha Aerospace Co. Ltd. (b)	6,851	151,701
Hanwha Corp.	11,895	202,682
Hanwha Life Insurance Co. Ltd.	48,251	71,492
Hanwha Solutions Corp.	16,477	197,343
HDC Hyundai Development Co.	6,438	99,895
Hite Jinro Co. Ltd.	9,979	266,552
HLB Life Science Co. Ltd. (b)	9,430	147,484
HLB, Inc. (b)	6,211	490,810
HLB, Inc. rights 5/29/20 (b)	568	8,089
Hotel Shilla Co.	7,093	497,451
Huchems Fine Chemical Corp.	136	1,959
HUGEL, Inc. (b)	443	140,065
Hyosung Advanced Materials Co. (b)	92	6,172
Hyosung Chemical Co. Ltd.	514	48,657
Hyosung Corp.	1,924	110,546
Hyosung Heavy Industries Co. Ltd. (b)	193	2,860
Hyosung TNC Co. Ltd.	89	9,561
Hyundai Construction Equipment Co. Ltd.	348	5,285
Hyundai Department Store Co. Ltd.	1,953	116,874
Hyundai Electric & Energy System Co. Ltd. (b)	174	1,182
Hyundai Elevator Co. Ltd.	3,186	162,337
Hyundai Engineering & Construction Co. Ltd.	14,330	413,443
Hyundai Fire & Marine Insurance Co. Ltd.	20,403	438,344
Hyundai Glovis Co. Ltd.	3,184	266,024
Hyundai Greenfood Co. Ltd.	6,806	45,884
Hyundai Heavy Industries Co. Ltd. (b)	5,833	397,080
Hyundai Home Shopping Network Corp.	1,137	67,387
Hyundai Industrial Development & Construction Co.	972	7,497
Hyundai Merchant Marine Co. Ltd. (b)	45,644	135,635
Hyundai Mipo Dockyard Co. Ltd.	2,611	66,090
Hyundai Mobis	10,904	1,543,815
Hyundai Motor Co.	22,335	1,720,849
Hyundai Robotics Co. Ltd.	1,874	374,849
Hyundai Rotem Co. Ltd. (b)	12,871	190,707
Hyundai Steel Co.	35,771	636,013
Hyundai Wia Corp.	2,607	70,495
Iljin Materials Co. Ltd.	4,030	132,195
Illinois-Yang Pharmaceutical Co. Ltd.	16,313	440,442
Industrial Bank of Korea	78,308	509,230
INNOCEAN Worldwide, Inc.	2,226	106,825
iNtRON Biotechnology, Inc. (b)	1,996	21,113
IS Dongseo Co. Ltd.	24	504
JB Financial Group Co. Ltd.	11,115	44,237
Jeil Pharmaceutical Co. Ltd.	60	1,301
JW Holdings Corp.	123	504
JW Pharmaceutical Corp.	1,627	39,174
JYP Entertainment Corp.	3,048	52,061
Kakao Corp.	10,358	1,568,826
Kangwon Land, Inc.	16,003	329,982
KB Financial Group, Inc.	66,908	1,920,015
KCC Corp.	1,164	158,095
KCC Glass Corp. (b)	1,093	26,002
KEPCO Plant Service & Engineering Co. Ltd.	2,984	79,707
Kia Motors Corp.	45,388	1,107,763
Kiwoom Securities Co. Ltd.	1,876	115,818
KMW Co. Ltd. (b)	4,850	243,530
Koh Young Technology, Inc.	1,678	112,020
Kolmar Korea Co. Ltd.	3,686	129,558
Kolon Industries, Inc.	2,472	62,775
Komipharm International Co. Ltd. (b)	9,646	155,627
Korea Aerospace Industries Ltd.	12,702	268,189
Korea Electric Power Corp. (b)	53,643	1,053,131
Korea Electric Terminal Co. Ltd.	40	940
Korea Express Co. Ltd. (b)	2,975	362,435
Korea Gas Corp.	4,969	110,232
Korea Investment Holdings Co. Ltd.	9,126	376,356
Korea Petro Chemical Industries Co. Ltd.	783	90,556
Korea Real Estate Investment Trust Co.	960	1,486
Korea Zinc Co. Ltd.	1,476	468,980
Korean Air Lines Co. Ltd.	8,893	144,942
Korean Reinsurance Co.	16,204	112,042
KT Skylife Co. Ltd.	136	890
KT&G Corp.	20,100	1,341,831
Kuk-il Paper Manufacturing Co. Ltd. (b)	14,608	72,388
Kumho Petro Chemical Co. Ltd.	3,072	193,195
Kumho Tire Co., Inc. (b)	6,369	16,043
Kwang Dong Pharmaceutical Co. Ltd.	82,821	413,137
LG Chemical Ltd.	8,141	2,523,037
LG Corp.	15,553	793,756
LG Display Co. Ltd. (b)	58,971	536,391
LG Electronics, Inc.	15,950	720,799
LG Fashion Corp.	1,267	13,715
LG Hausys Ltd.	1,198	50,688
LG Home Shopping, Inc.	480	50,456
LG Household & Health Care Ltd.	1,700	1,939,515
LG Innotek Co. Ltd.	2,186	237,523
LG International Corp.	5,659	61,489
LG Telecom Ltd.	66,665	732,588
Lotte Chemical Corp.	4,583	812,977
Lotte Confectionery Co. Ltd.	2,279	75,226
Lotte Fine Chemical Co. Ltd.	1,033	33,162
LOTTE Hi-Mart Co. Ltd.	2,489	55,318
Lotte Samkang Co. Ltd.	1	315
Lotte Shopping Co. Ltd.	1,993	163,726
LS Cable Ltd.	839	26,002
LS Industrial Systems Ltd.	1,241	39,942
Mando Corp.	8,247	160,549
Medipost Co. Ltd. (b)	640	13,882
Medy-Tox, Inc.	658	62,613
Meritz Financial Holdings Co.	10,185	83,251
Meritz Fire & Marine Insurance Co. Ltd.	9,111	103,872
Meritz Securities Co. Ltd.	66,773	179,734
Mezzion Pharma Co. Ltd. (b)	1,409	180,585
Mirae Asset Daewoo Co. Ltd.	60,310	278,505
Mirae Asset Life Insurance Co. Ltd.	13,978	41,537
Naturecell Co. Ltd. (b)	8,680	78,952
NAVER Corp.	24,236	3,940,116
NCSOFT Corp.	2,921	1,546,050
Netmarble Corp. (b)(d)	4,346	341,644
Nexen Tire Corp.	309	1,457
NHN Entertainment Corp. (b)	5,149	323,815
Nong Shim Co. Ltd.	835	203,107
Oci Co. Ltd.	1,695	55,740
Orion Corp./Republic of Korea	4,949	505,150
Orion Holdings Corp.	184	2,136
Oscotec, Inc. (b)	5,662	103,934
Osstem Implant Co. Ltd. (b)	3,309	89,614
Ottogi Corp.	370	165,989
Paradise Co. Ltd.	5,655	73,315
Partron Co. Ltd.	1,909	12,634
Pearl Abyss Corp. (b)	1,355	214,486
Pharmicell Co. Ltd. (b)	3,798	59,400
Poongsan Corp.	1,184	20,613
POSCO	14,156	2,145,405
POSCO Chemtech Co. Ltd.	8,155	347,724
Posco International Corp.	27,957	326,783
RFHIC Corp.	1,366	43,347
S&T Motiv Co. Ltd.	1,844	54,492
S-Oil Corp.	7,394	426,048
S.M. Entertainment Co. Ltd. (b)	1,057	24,101
S1 Corp.	2,397	170,673
Sam Chun Dang Pharm Co. Ltd.	4,978	126,003
Samlip General Food Co. Ltd.	19	1,112
Samsung Biologics Co. Ltd. (b)(d)	2,806	1,341,976
Samsung Card Co. Ltd.	10,496	259,195
Samsung Electro-Mechanics Co. Ltd.	10,768	1,006,032
Samsung Electronics Co. Ltd.	779,107	32,066,239
Samsung Engineering Co. Ltd. (b)	30,934	292,830
Samsung Fire & Marine Insurance Co. Ltd.	6,589	1,033,226
Samsung Heavy Industries Co. Ltd. (b)	59,524	209,954
Samsung Life Insurance Co. Ltd.	12,708	513,617
Samsung SDI Co. Ltd.	10,103	2,378,468
Samsung SDS Co. Ltd.	6,636	887,648
Samsung Securities Co. Ltd.	13,136	325,470
Samyang Holdings Corp.	20	822
Sebang Global Battery Co. Ltd.	44	1,047
Seegene, Inc.	6,857	524,361
Seoul Semiconductor Co. Ltd.	3,465	37,649
SFA Engineering Corp.	1,991	57,280
Shinhan Financial Group Co. Ltd.	94,016	2,390,629
Shinsegae Co. Ltd.	1,766	385,228
Shinsegae International Co. Ltd.	512	91,877
SillaJen, Inc. (b)	9,987	103,583
SK C&C Co. Ltd.	6,936	1,039,110
SK Chemicals Co. Ltd.	563	11,679
SK Chemicals Co. Ltd./New	1,248	79,821
SK Energy Co. Ltd.	13,454	1,088,644
SK Hynix, Inc.	94,122	6,484,814
SK Materials Co., Ltd.	1,092	141,574
SK Networks Co. Ltd.	40,170	178,557
SK Telecom Co. Ltd.	3,079	536,732
SKC Co. Ltd.	3,996	162,986
Soulbrain Co. Ltd.	1,557	93,560
STX Pan Ocean Co. Ltd. (Korea) (b)	44,273	125,548
Taekwang Industrial Co. Ltd.	71	46,755
Telcon Rf Pharmaceutical, Inc. (b)	13,410	55,303
Texcell-NetCom Co. Ltd.	10,124	65,252
Tong Yang Life Insurance Co. Ltd.	7,943	19,321
Tongyang, Inc.	22,284	23,112
Toptec Co. Ltd.	3,920	65,987
Vieworks Co. Ltd.	1,566	45,375
ViroMed Co. Ltd.	3,869	212,106
WONIK IPS Co. Ltd.	5,958	136,586
Woori Financial Group, Inc.	85,637	594,956
Woori Investment & Securities Co. Ltd.	18,364	146,478
Youngone Corp.	3,450	77,103
Yuhan Corp.	6,815	264,502
YUNGJIN Pharmaceutical Co. Ltd. (b)	5,131	21,097

TOTAL KOREA (SOUTH)		116,211,552

Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	3,376	193,414
Luxembourg - 0.2%
Adecoagro SA (b)	16,257	64,865
ADO Properties SA (d)	7,907	221,821
Aperam	9,365	243,635
ArcelorMittal SA (Netherlands)	113,238	1,241,167
Aroundtown SA	218,260	1,174,375
B&M European Value Retail SA	156,601	656,411
Eurofins Scientific SA	1,932	1,069,177
Globant SA (b)	6,238	721,549
Grand City Properties SA	17,880	374,242
Millicom International Cellular SA (depository receipt)	16,351	424,899
PLAY Communications SA (d)	20,585	165,125
Reinet Investments SCA	30,580	489,200
SAF-Holland SA	10,822	55,668
SES SA (France) (depositary receipt)	61,181	408,708
Solutions 30 SE (b)	14,140	167,349
Stabilus SA	5,998	256,738
Subsea 7 SA	33,508	185,838
Tenaris SA	77,876	538,835

TOTAL LUXEMBOURG		8,459,602

Malaysia - 0.5%
AEON Credit Service Bhd	450	950
AirAsia Group BHD	165,300	31,070
Alliance Bank Malaysia Bhd	160,900	72,745
AMMB Holdings Bhd	323,800	223,759
Axiata Group Bhd	1,139,458	1,039,410
Berjaya Sports Toto Bhd	6,300	3,388
British American Tobacco (Malaysia) Bhd	28,300	82,893
Bumi Armada Bhd (b)	306,700	11,746
Bumiputra-Commerce Holdings Bhd	700,945	560,723
Bursa Malaysia Bhd	59,700	82,366
Cahya Mata Sarawak Bhd	99,600	31,790
Carlsberg Brewery BHD	22,200	141,742
Dialog Group Bhd	716,500	553,443
DiGi.com Bhd	454,600	488,531
DRB-Hicom Bhd	341,600	111,343
Felda Global Ventures Holdings Bhd (b)(d)	123,800	24,302
Fraser & Neave Holdings BHD	13,500	99,331
Gamuda Bhd	371,000	276,660
Genting Bhd	576,300	557,611
Genting Malaysia Bhd	372,300	204,736
Genting Plantations Bhd	5,700	12,611
Hap Seng Consolidated Bhd	132,800	226,532
Hartalega Holdings Bhd	337,000	595,605
Hong Leong Bank Bhd	95,700	295,361
Hong Leong Credit Bhd	34,000	103,600
IGB (REIT)	392,600	157,236
IHH Healthcare Bhd	329,000	400,525
IJM Corp. Bhd	428,100	164,687
Inari Amertron Bhd	536,950	175,905
IOI Corp. Bhd	263,800	248,510
Kossan Rubber Industries Bhd	80,400	104,898
KPJ Healthcare Bhd	198,000	41,099
Kuala Lumpur Kepong Bhd	134,227	652,605
Mah Sing Group Bhd	78,600	7,913
Malayan Banking Bhd	828,084	1,454,012
Malaysia Airports Holdings Bhd	191,300	232,687
Malaysia Building Society Bhd	109,516	16,118
Maxis Bhd	541,800	688,722
MISC Bhd	180,400	329,105
My E.G.Services Bhd	356,950	104,861
Nestle (Malaysia) BHD	16,300	530,745
Petronas Chemicals Group Bhd	398,200	515,686
Petronas Dagangan Bhd	45,700	215,680
Petronas Gas Bhd	176,200	629,680
PPB Group Bhd	68,840	262,539
Press Metal Bhd	240,900	219,462
Public Bank Bhd	570,200	2,168,094
QL Resources Bhd	82,550	156,155
RHB Capital Bhd	285,400	314,227
SapuraKencana Petroleum Bhd	716,100	14,044
Serba Dinamik Holdings BHD	255,780	93,878
Sime Darby Bhd	617,289	286,066
Sime Darby Plantation Bhd	481,489	552,844
Sime Darby Property Bhd	222,889	33,584
SP Setia Bhd	185,461	34,778
Sunway (REIT)	92,800	33,823
Sunway Bhd	373,352	135,662
Telekom Malaysia Bhd	226,700	211,689
Tenaga Nasional Bhd	551,200	1,561,451
TIME dotCom Bhd	29,600	67,331
Top Glove Corp. Bhd	257,300	433,840
UEM Land Holdings Bhd (b)	9,900	979
UMW Holdings Bhd	33,700	16,617
UMW Oil & Gas Corp. Bhd (b)	26,254	886
Westports Holdings Bhd	100,200	85,561
Yinson Holdings Bhd	93,900	112,973
YTL Corp. Bhd	400,934	71,055

TOTAL MALAYSIA		19,370,460

Malta - 0.0%
Brait SA (b)	345,061	73,443
Kindred Group PLC (depositary receipt)	39,661	187,807

TOTAL MALTA		261,250

Marshall Islands - 0.0%
Atlas Corp.	13,817	103,075
Mauritius - 0.0%
Golden Agri-Resources Ltd.	818,400	89,998
Mexico - 0.5%
Alfa SA de CV Series A	495,700	202,797
Alsea S.A.B. de CV (b)	93,711	77,260
America Movil S.A.B. de CV Series L	5,754,296	3,485,860
Banco del Bajio SA (d)	126,600	99,805
Bolsa Mexicana de Valores S.A.B. de CV	158,800	288,464
CEMEX S.A.B. de CV unit	2,519,432	530,000
Coca-Cola FEMSA S.A.B. de CV unit	106,100	427,464
Compartamos S.A.B. de CV	169,100	67,216
Concentradora Fibra Danhos SA de CV	52,445	40,518
Concentradora Fibra Hotelera Mexicana SA de CV (d)	47,600	9,480
Controladora Comercial Mexicana S.A.B de C.V.	45,200	47,261
Controladora Vuela Compania de Aviacion S.A.B. de CV (b)	96,200	47,380
Corporacion Inmobiliaria Vesta S.A.B. de CV	137,300	188,167
Credito Real S.A.B. de CV	13,100	7,881
El Puerto de Liverpool S.A.B. Dcv Class C	44,100	111,087
Embotelladoras Arca S.A.B. de CV	60,400	232,643
Fibra Uno Administracion SA de CV	489,535	401,565
Fomento Economico Mexicano S.A.B. de CV unit	345,291	2,231,691
Genomma Lab Internacional SA de CV (b)	97,200	78,281
Gruma S.A.B. de CV Series B	67,715	642,816
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	58,196	363,650
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	33,525	335,779
Grupo Aeroportuario Norte S.A.B. de CV	55,500	202,187
Grupo Bimbo S.A.B. de CV Series A	256,877	379,331
Grupo Carso SA de CV Series A1	95,627	191,444
Grupo Cementos de Chihuahua S.A.B. de CV	14,100	40,929
Grupo Comercial Chedraui S.A.B. de CV	42,500	50,963
Grupo Financiero Banorte S.A.B. de CV Series O	434,019	1,186,930
Grupo Financiero Inbursa S.A.B. de CV Series O	366,700	220,619
Grupo Herdez S.A.B. de CV	18,800	23,292
Grupo Mexico SA de CV Series B	640,717	1,366,452
Grupo Televisa SA de CV	396,570	421,400
Hoteles City Express S.A.B. de CV (b)	29,900	8,945
Industrias Penoles SA de CV	21,620	166,925
Infraestructura Energetica Nova S.A.B. de CV	74,933	232,376
Kimberly-Clark de Mexico SA de CV Series A	252,167	356,158
Macquarie Mexican (REIT) (d)	87,950	72,656
Megacable Holdings S.A.B. de CV unit	39,900	99,448
Mexichem S.A.B. de CV	179,028	211,259
Prologis Property Mexico SA	123,500	201,333
Promotora y Operadora de Infraestructura S.A.B. de CV (b)	28,765	199,831
Qualitas Controladora S.A.B. de CV	60,000	247,359
Regional S.A.B. de CV	34,800	85,293
Telesites S.A.B. de C.V. (b)	296,363	194,903
Terrafina	88,971	92,253
Unifin Financiera SAPI de CV	2,000	1,086
Wal-Mart de Mexico SA de CV Series V	864,030	2,078,247

TOTAL MEXICO		18,248,684

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	407,000	421,087
HKT Trust/HKT Ltd. unit	706,000	1,139,287
Langham Hospitality Investment unit	24,000	4,147

TOTAL MULTI-NATIONAL		1,564,521

Netherlands - 3.1%
Aalberts Industries NV	15,841	446,136
ABN AMRO Group NV GDR (d)	68,569	525,989
Accell Group NV	2,287	42,255
Adyen BV (b)(d)	1,784	1,761,843
AEGON NV	366,266	947,401
AerCap Holdings NV (b)	22,295	626,935
Airbus Group NV	101,421	6,421,831
Akzo Nobel NV	36,643	2,780,832
Altice Europe NV Class A (b)	96,994	386,367
AMG Advanced Metallurgical Group NV	9,841	165,808
Arcadis NV	10,167	158,098
Argenx SE (b)	7,727	1,155,561
ASM International NV (Netherlands)	7,674	844,740
ASML Holding NV (Netherlands)	73,955	21,601,184
ASR Nederland NV	22,427	603,356
Basic-Fit NV (b)(d)	5,919	119,219
BE Semiconductor Industries NV	12,906	531,213
Brack Capital Properties NV (b)	281	25,545
Brunel International NV	7,332	46,280
CNH Industrial NV	188,601	1,180,547
COSMO Pharmaceuticals NV (b)	1,146	87,263
CSM NV (exchangeable)	9,520	340,621
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	17,720	196,903
Euronext NV (d)	9,333	783,432
EXOR NV	18,053	986,993
Ferrari NV	20,457	3,214,713
Fiat Chrysler Automobiles NV (Italy)	186,793	1,640,852
Flow Traders BV (d)	5,516	183,759
Fugro NV (Certificaten Van Aandelen) (a)(b)	14,937	55,654
Heineken Holding NV	20,377	1,587,673
Heineken NV (Bearer)	46,134	3,924,152
Imcd NV	8,473	749,496
ING Groep NV (Certificaten Van Aandelen)	665,191	3,726,924
Intertrust NV (d)	21,727	342,381
Kendrion NV	921	11,062
Koninklijke Ahold Delhaize NV	188,651	4,580,515
Koninklijke BAM Groep NV	52,204	87,070
Koninklijke Boskalis Westminster NV (a)	12,299	213,624
Koninklijke DSM NV	31,072	3,808,244
Koninklijke KPN NV	593,576	1,367,209
Koninklijke Philips Electronics NV	155,175	6,764,467
NN Group NV	57,342	1,658,765
NSI NV	3,499	140,722
NSI NV rights (b)(e)	3,499	4,295
NXP Semiconductors NV	49,565	4,935,187
OCI NV (b)	12,686	153,617
Pharming Group NV (b)	107,019	157,855
Philips Lighting NV (d)	20,429	416,736
PostNL NV	82,444	141,753
Prosus NV (b)	83,453	6,326,647
QIAGEN NV (Germany) (b)	38,683	1,610,849
Randstad NV	20,263	813,377
RHI Magnesita NV	3,536	108,757
SBM Offshore NV	50,257	636,382
Steinhoff International Holdings NV (South Africa) (b)	590,227	35,479
STMicroelectronics NV (France)	125,849	3,240,797
Takeaway.com Holding BV (b)(d)	22,958	2,340,246
TKH Group NV (depositary receipt)	8,288	291,545
TomTom Group BV	6,809	53,724
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	23,664	1,393,077
Unilever NV	253,954	12,646,736
VastNed Retail NV	905	16,622
Vopak NV	11,980	690,810
Wereldhave NV (a)	6,566	57,563
Wolters Kluwer NV	47,208	3,472,311
X5 Retail Group NV GDR	20,415	605,000

TOTAL NETHERLANDS		116,972,999

New Zealand - 0.3%
Air New Zealand Ltd.	97,730	79,799
Argosy Property Ltd.	102,887	66,413
Auckland International Airport Ltd.	207,719	767,063
Chorus Ltd.	69,544	303,493
Contact Energy Ltd.	148,606	566,748
Fisher & Paykel Healthcare Corp.	98,250	1,641,438
Fletcher Building Ltd.	150,049	336,185
Genesis Energy Ltd.	76,590	130,994
Goodman Property Trust	262,634	360,236
Infratil Ltd.	107,326	300,512
Kiwi Property Group Ltd.	446,684	261,516
Mercury Nz Ltd.	103,712	288,314
Meridian Energy Ltd.	223,070	607,800
Metlifecare Ltd.	18,854	48,242
New Zealand Refining Co. Ltd.	41,912	23,582
Precinct Properties New Zealand Ltd.	124,126	120,580
Restaurant Brands NZ Ltd. (b)	2,022	14,812
Ryman Healthcare Group Ltd.	70,100	511,370
Sky Network Television Ltd. (b)	43,709	7,461
SKYCITY Entertainment Group Ltd.	110,696	178,653
Spark New Zealand Ltd.	336,682	911,167
Summerset Group Holdings Ltd.	57,149	210,771
Synlait Milk Ltd. (b)	12,620	52,696
The a2 Milk Co. Ltd. (b)	126,341	1,503,703
Z Energy Ltd.	55,344	104,257

TOTAL NEW ZEALAND		9,397,805

Norway - 0.5%
Adevinta ASA Class B	55,632	460,204
Aker ASA (A Shares)	3,330	88,215
Aker Bp ASA	21,683	360,006
Aker Solutions ASA (b)	14,785	9,741
Austevoll Seafood ASA	17,512	136,660
B2Holding ASA	10,356	4,175
Borregaard ASA	15,405	143,298
BW Energy Ltd. (a)	3,729	4,637
Det Norske Oljeselskap ASA (DNO) (A Shares)	124,636	56,655
DNB ASA	157,924	1,914,501
Elkem ASA (d)	44,366	74,441
Entra ASA (d)	24,552	309,145
Equinor ASA	175,252	2,453,858
Europris ASA (d)	42,274	155,561
Gjensidige Forsikring ASA	31,128	549,941
Grieg Seafood ASA	4,522	44,403
Kongsberg Gruppen ASA	14,571	187,452
Leroy Seafood Group ASA	40,089	212,946
Marine Harvest ASA	80,987	1,387,325
Merkantildata ASA	12,111	106,037
NEL ASA (b)	192,454	237,162
Nordic VLSI ASA (b)	27,488	162,056
Norsk Hydro ASA	225,058	570,940
Norway Royal Salmon ASA	138	2,799
Norwegian Air Shuttle A/S (a)(b)	11,304	5,647
Norwegian Finans Holding ASA	19,614	105,201
Ocean Yield ASA	4,258	11,076
Orkla ASA	121,049	1,095,757
Petroleum Geo-Services ASA (b)	53,011	19,119
Protector Forsikring ASA (b)	31,768	107,443
Salmar ASA	10,507	410,227
Scatec Solar AS (d)	11,896	173,824
Schibsted ASA (B Shares)	18,478	359,097
Skandiabanken ASA (d)	14,673	78,342
Sparebank 1 Sr Bank ASA (primary capital certificate)	23,410	148,868
Sparebanken Midt-Norge	20,180	147,533
Sparebanken Nord-Norge	18,149	108,769
Storebrand ASA (A Shares)	97,017	486,740
Telenor ASA	122,821	1,883,957
TGS Nopec Geophysical Co. ASA	22,176	340,810
Tomra Systems ASA	27,007	897,329
Veidekke ASA	19,046	169,917
Wallenius Wilhelmsen ASA	22,231	24,433
XXL ASA (a)(b)(d)	23,981	24,156
XXL ASA rights 5/18/20 (b)	3,821	1,984
Yara International ASA (a)	29,472	1,004,834

TOTAL NORWAY		17,237,221

Pakistan - 0.0%
Engro Corp. Ltd.	67,310	129,160
Habib Bank Ltd.	43,900	27,557
Hub Power Co. Ltd. (b)	155,780	81,797
MCB Bank Ltd.	28,400	28,983
National Bank of Pakistan (b)	186,000	32,880
Oil & Gas Development Co. Ltd.	127,400	83,697
Pakistan Oilfields Ltd.	58,850	116,588
Pakistan State Oil Co. Ltd.	66,475	64,007
United Bank Ltd.	39,600	26,428

TOTAL PAKISTAN		591,097

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	334,977	657,398
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	38,820	290,762
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	339,360	276,501
Aboitiz Power Corp.	197,000	106,189
Alliance Global Group, Inc. (b)	780,700	99,218
Altus San Nicolas Corp. (c)	2,638	271
Ayala Corp.	47,075	534,847
Ayala Land, Inc.	1,263,200	787,706
Bank of the Philippine Islands (BPI)	124,374	142,680
BDO Unibank, Inc.	329,983	648,525
Bloomberry Resorts Corp.	351,100	38,791
Cebu Air, Inc.	32,990	31,519
Cosco Capital, Inc.	136,000	13,336
D&L Industries, Inc.	313,200	32,719
DoubleDragon Properties Corp. (b)	78,060	24,963
Filinvest Land, Inc.	24,000	448
First Gen Corp.	236,200	88,371
Globe Telecom, Inc.	6,205	268,855
GT Capital Holdings, Inc.	26,820	239,836
International Container Terminal Services, Inc.	167,660	292,909
JG Summit Holdings, Inc.	580,810	577,774
Jollibee Food Corp.	69,740	196,793
Manila Electric Co.	37,100	185,020
Manila Water Co., Inc.	257,300	53,896
Megaworld Corp.	1,738,000	87,600
Metro Pacific Investments Corp.	3,149,600	158,605
Metropolitan Bank & Trust Co.	426,198	325,580
Philippine Long Distance Telephone Co.	13,985	354,029
Robinsons Land Corp.	457,956	135,148
Security Bank Corp.	21,340	43,117
SM Investments Corp.	38,040	633,282
SM Prime Holdings, Inc.	1,647,000	1,001,769
Universal Robina Corp.	145,100	358,721
Vista Land & Lifescapes, Inc.	754,300	64,212

TOTAL PHILIPPINES		7,803,230

Poland - 0.2%
Alior Bank SA (b)	9,906	35,982
AmRest Holdings NV (b)	11,120	73,306
Asseco Poland SA	9,804	158,091
Bank Millennium SA (b)	81,895	55,547
Bank Polska Kasa Opieki SA	26,245	328,822
Bank Zachodni WBK SA	5,350	210,193
BRE Bank SA	2,057	108,582
Budimex SA	1,893	92,624
CD Projekt RED SA	11,630	1,002,432
Ciech SA (b)	5,782	55,119
Cyfrowy Polsat SA	43,422	267,515
Dino Polska SA (b)(d)	10,146	426,989
ENEA SA (b)	39,328	52,516
Energa SA (b)	20,712	38,840
Eurocash SA	19,858	102,430
Grupa Lotos SA	15,842	238,119
Jastrzebska Spolka Weglowa SA	8,828	29,130
KGHM Polska Miedz SA (Bearer) (b)	30,394	563,953
Kruk SA	2,901	54,611
LPP SA	227	355,645
NG2 SA	5,284	65,999
Orange Polska SA (b)	98,519	165,631
PKP Cargo SA	2,161	6,198
Polish Oil & Gas Co. SA	599,496	536,523
Polska Grupa Energetyczna SA (b)	132,481	131,625
Polski Koncern Naftowy Orlen SA	49,628	745,951
Powszechna Kasa Oszczednosci Bank SA	148,643	788,573
Powszechny Zaklad Ubezpieczen SA	104,884	765,495
Tauron Polska Energia SA (b)	138,884	37,928
Warsaw Stock Exchange	1,335	13,000
Zaklady Azotowe w Tarnowie-Moscicach SA (b)	7,004	44,737

TOTAL POLAND		7,552,106

Portugal - 0.1%
Altri SGPS SA	5,601	29,584
Banco Comercial Portugues SA (Reg.)	1,223,822	136,795
Corticeira Amorim SGPS SA	7,280	76,746
CTT Correios de Portugal SA	8,784	20,696
Energias de Portugal SA	435,502	1,837,393
Galp Energia SGPS SA Class B	101,416	1,170,454
Jeronimo Martins SGPS SA	37,952	641,105
NOS SGPS	53,834	200,816
Portucel Industrial Empresa Produtora de Celulosa SA	21,540	56,037
REN - Redes Energeticas Nacionais SGPS SA	64,614	175,248
Semapa	19,258	189,935
Sonae SGPS SA	163,298	128,128

TOTAL PORTUGAL		4,662,937

Qatar - 0.3%
Barwa Real Estate Co. (b)	282,459	221,871
Doha Bank (b)	336,482	186,493
Gulf International Services QSC (b)	222,842	78,953
Gulf Warehousing Co. (b)	43,390	58,274
Industries Qatar QSC (b)	317,499	614,767
Masraf al Rayan (b)	790,730	829,387
Medicare Group	28,830	50,415
Mesaieed Petrochemical Holding Co. (b)	751,833	371,683
Ooredoo Qsc (b)	114,107	200,573
Qatar Aluminum Manufacturing Co.	469,550	81,117
Qatar Electricity & Water Co. (b)	119,816	496,902
Qatar Fuel Co. (b)	95,523	420,028
Qatar Gas Transport Co. Ltd. (Nakilat) (b)	349,621	239,866
Qatar Insurance Co. SAQ (b)	226,220	124,697
Qatar International Islamic Bank QSC (b)	102,378	225,507
Qatar Islamic Bank (b)	191,742	815,733
Qatar National Bank SAQ (b)	765,948	3,624,632
Qatar National Cement Co. QSC (b)	61,766	59,035
Qatar Navigation QPSC (b)	120,548	188,718
The Commercial Bank of Qatar	278,938	306,441
United Development Co. (b)	335,140	97,385
Vodafone Qatar QSC (b)	384,242	115,558

TOTAL QATAR		9,408,035

Russia - 0.8%
Aeroflot Russian International Airlines	63,269	64,312
Alrosa Co. Ltd.	431,253	357,185
Credit Bank of Moscow	1,200,400	88,057
Detsky Mir PJSC (d)	144,430	170,586
Gazprom OAO	1,832,851	4,659,994
Inter Rao Ues JSC	6,568,773	440,048
Lukoil PJSC	72,345	4,668,255
M.video PJSC	24,930	121,760
Magnit OJSC GDR (Reg. S)	78,753	870,221
Magnitogorsk Iron & Steel Works PJSC	499,400	268,646
Mechel Steel Group OAO sponsored ADR (b)	13,492	21,452
MMC Norilsk Nickel PJSC	10,846	2,946,696
Mobile TeleSystems OJSC sponsored ADR	84,934	727,884
Moscow Exchange MICEX-RTS OAO	229,184	370,456
Mosenergo PJSC	811,078	21,335
NOVATEK OAO GDR (Reg. S)	15,763	2,213,125
Novolipetsk Steel OJSC	246,851	422,637
PhosAgro OJSC GDR (Reg. S)	17,450	210,796
Polyus PJSC	4,604	748,194
Rosneft Oil Co. OJSC	196,396	881,533
Rostelecom PJSC	132,760	146,627
SAFMAR Financial Investments PJSC (b)	6,590	38,074
Sberbank of Russia	1,859,603	4,900,491
Severstal PAO	50,568	600,551
Sistema JSFC sponsored GDR	40,315	159,244
Surgutneftegas OJSC	1,421,986	706,121
Tatneft PAO	277,467	2,042,597
TMK OAO GDR (Reg. S)	17,223	52,013
Unipro PJSC	2,233,000	84,113
VTB Bank OJSC	445,337,980	208,433

TOTAL RUSSIA		29,211,436

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.	9,940	263,744
Advanced Polypropylene Co.	18,751	222,816
Al Rajhi Bank	215,996	3,288,083
Alinma Bank	156,193	663,431
Almarai Co. Ltd.	49,044	640,868
Arab National Bank	114,384	622,225
Bank Al-Jazira	126,249	402,518
Bank Albilad	66,723	404,156
Banque Saudi Fransi	93,764	772,321
Bupa Arabia for Cooperative Insurance Co.	5,614	160,464
Dar Al Arkan Real Estate Development Co. (b)	69,549	150,111
Emaar The Economic City (b)	94,198	184,260
Etihad Etisalat Co. (b)	65,243	483,571
Jarir Marketing Co.	10,895	427,971
Mobile Telecommunications Co. Saudi Arabia (b)	51,332	166,667
Mouwasat Medical Services Co.	8,293	187,599
National Commercial Bank	215,694	2,132,543
National Industrialization Co. (b)	61,723	166,894
Rabigh Refining & Petrochemical Co. (b)	35,972	131,155
Riyad Bank	201,983	914,904
SABIC	128,833	2,568,088
Sahara International Petrochemical Co.	67,690	277,065
Samba Financial Group	166,875	1,033,892
Saudi Airlines Catering Co.	16,080	341,927
Saudi Arabian Fertilizers Co.	28,690	540,586
Saudi Arabian Mining Co. (b)	74,830	743,819
Saudi Arabian Oil Co.	197,392	1,662,663
Saudi Cement Co.	9,717	136,284
Saudi Dairy & Foodstuffs Co.	4,840	193,729
Saudi Electricity Co.	142,855	648,598
Saudi Industrial Investment Group	35,384	175,343
Saudi Kayan Petrochemical Co. (b)	112,061	258,866
Saudi Pharmaceutical Industries & Medical Appliances Corp.	13,221	95,001
Saudi Research & Marketing Group (b)	5,604	92,020
Saudi Telecom Co.	77,073	1,858,367
Seera Group Holding (b)	39,529	163,271
Southern Province Cement Co.	9,381	133,568
The Co. for Cooperative Insurance (b)	11,393	220,128
The National Agriculture Development Co. (b)	11,238	87,930
The Saudi British Bank	123,113	807,975
The Savola Group	44,809	482,971
United Electronics Co.	7,174	129,065
Yamama Cement Co.	26,689	148,450
Yanbu Cement Co.	17,070	136,060
Yanbu National Petrochemical Co.	82,106	983,305

TOTAL SAUDI ARABIA		26,305,272

Singapore - 0.9%
Accordia Golf Trust	13,000	5,233
Ascendas Real Estate Investment Trust	451,496	944,205
Ascott Trust	523,724	329,462
Best World International Ltd. (c)	50,000	47,796
BOC Aviation Ltd. Class A (d)	46,500	317,961
Cache Logistics Trust	48,292	18,368
CapitaCommercial Trust (REIT)	402,889	457,822
CapitaLand Ltd.	441,000	935,699
CapitaMall Trust	473,400	629,860
CapitaRetail China Trust	116,941	111,209
CDL Hospitality Trusts unit	305,000	209,683
City Developments Ltd.	69,400	387,929
ComfortDelgro Corp. Ltd.	298,900	348,465
DBS Group Holdings Ltd.	314,666	4,430,218
ESR (REIT)	358,925	86,002
Ezion Holdings Ltd. warrants 4/16/23 (b)(c)	30,780	34
Far East Hospitality Trust unit	13,295	4,887
First (REIT)	153,066	86,368
First Resources Ltd.	134,300	119,546
Frasers Centrepoint Trust	118,565	178,136
Frasers Logistics & Industrial Trust	455,665	341,031
Genting Singapore Ltd.	2,021,000	1,121,390
Hutchison Port Holdings Trust	839,600	108,812
Jardine Cycle & Carriage Ltd.	14,200	201,894
K-REIT Asia	269,294	201,139
Keppel Corp. Ltd.	230,800	974,374
Keppel DC (REIT)	197,574	327,628
Keppel Infrastructure Trust	1,049,843	367,652
Lippo Malls Indonesia Retail Trust	147,100	15,010
Macquarie MEAG Prime (REIT)	158,200	55,752
Manulife U.S. REIT	233,649	168,016
Mapletree Commercial Trust	395,615	544,755
Mapletree Greater China Commercial Trust	460,093	305,568
Mapletree Industrial (REIT)	325,291	584,013
Mapletree Logistics Trust (REIT)	476,288	603,327
NetLink NBN Trust	555,869	393,361
OUE Commercial (REIT)	603,085	171,901
Oue Ltd.	6,100	4,843
Oversea-Chinese Banking Corp. Ltd.	579,485	3,697,297
Parkway Life REIT	73,500	171,724
Raffles Medical Group Ltd.	67,772	41,673
Sembcorp Industries Ltd.	357,500	409,555
Sembcorp Marine Ltd. (b)	419,800	221,940
Sheng Siong Group Ltd.	313,400	328,399
SIA Engineering Co. Ltd.	118,400	156,294
SIIC Environment Holdings Ltd.	130,800	21,235
Singapore Airlines Ltd.	99,700	431,128
Singapore Airport Terminal Service Ltd.	97,000	224,729
Singapore Exchange Ltd.	138,800	946,492
Singapore Post Ltd.	520,100	268,004
Singapore Press Holdings Ltd.	400,500	430,078
Singapore Technologies Engineering Ltd.	332,800	805,956
Singapore Telecommunications Ltd.	1,347,300	2,692,225
SPH REIT	219,300	126,234
StarHub Ltd.	59,300	62,471
Suntec (REIT)	257,300	254,141
United Overseas Bank Ltd.	209,914	2,999,486
UOL Group Ltd.	87,531	420,995
Venture Corp. Ltd.	58,800	657,130
Wilmar International Ltd.	508,600	1,280,799
Wing Tai Holdings Ltd.	6,800	8,313
Yangzijiang Shipbuilding Holdings Ltd.	378,200	262,256
Yanlord Land Group Ltd.	140,900	105,328
Yoma Strategic Holdings Ltd. (b)	99,600	13,901

TOTAL SINGAPORE		33,177,132

South Africa - 1.0%
Absa Group Ltd.	140,568	693,725
Advtech Ltd.	143,066	67,184
Aeci Ltd.	3,629	14,548
African Rainbow Minerals Ltd.	26,352	192,877
Alexander Forbes Group Holdings Ltd.	5,905	1,282
Anglo American Platinum Ltd.	8,994	472,005
AngloGold Ashanti Ltd.	72,076	1,759,387
Aspen Pharmacare Holdings Ltd. (b)	95,160	593,581
Astral Foods Ltd.	2,806	29,212
Attacq Ltd.	205,137	59,546
AVI Ltd.	45,897	194,296
Barloworld Ltd.	42,624	156,379
Bidcorp Ltd.	65,548	854,236
Bidvest Group Ltd.	51,429	417,651
Capitec Bank Holdings Ltd.	8,255	402,423
Cashbuild Ltd.	1,224	9,944
City Lodge Hotels Ltd.	140	205
Clicks Group Ltd.	40,260	501,490
Coronation Fund Managers Ltd.	25,702	50,067
Curro Holdings Ltd.	7,456	3,909
DataTec Ltd.	29,070	38,264
Dis-Chem Pharmacies Pty Ltd. (d)	58,108	68,974
Discovery Ltd.	59,357	311,418
Emira Property Fund Ltd.	40,873	14,285
Equites Property Fund Ltd.	87,343	76,508
Exxaro Resources Ltd.	37,571	218,108
Famous Brands Ltd.	6,133	13,570
FirstRand Ltd.	574,950	1,254,832
Fortress (REIT) Ltd. Class A	262,030	143,581
Foschini Ltd.	43,080	169,025
Gold Fields Ltd.	143,653	1,069,298
Grindrod Ltd.	13,572	2,549
Growthpoint Properties Ltd.	450,669	338,398
Harmony Gold Mining Co. Ltd. (b)	83,038	305,601
Hosken Consolidated Investment Ltd.	537	660
Hyprop Investments Ltd.	54,426	55,933
Impala Platinum Holdings Ltd.	141,262	842,523
Imperial Holdings Ltd.	12,136	21,342
Investec Ltd.	47,143	98,180
JSE Ltd.	20,287	113,224
KAP Industrial Holdings Ltd.	368,967	40,010
Kumba Iron Ore Ltd.	10,018	188,546
Liberty Holdings Ltd.	40,195	152,426
Life Healthcare Group Holdings Ltd.	236,993	227,857
Massmart Holdings Ltd.	5,344	7,128
MMI Holdings Ltd.	177,689	166,262
Motus Holdings Ltd.	12,136	19,767
Mr Price Group Ltd.	49,925	355,702
MTN Group Ltd.	293,677	771,742
MultiChoice Group Ltd. (b)	69,928	327,746
Murray & Roberts Holdings Ltd.	6,685	1,978
Nampak Ltd. (b)	133,153	11,965
Naspers Ltd. Class N	76,990	11,983,381
Nedbank Group Ltd.	62,616	364,016
Netcare Ltd.	302,503	253,703
Ninety One Ltd. (b)	23,571	49,013
Northam Platinum Ltd. (b)	55,872	276,926
Oceana Group Ltd.	6,380	21,075
Old Mutual Ltd.	793,584	576,065
Omnia Holdings Ltd. (b)	32,703	41,480
Peregrine Holdings Ltd.	1,032	1,048
Pick 'n Pay Stores Ltd.	86,335	270,468
Pretoria Portland Cement Co. Ltd. (b)	181,818	12,151
PSG Group Ltd.	22,958	196,079
Rand Merchant Insurance Holdings Ltd.	111,637	151,169
Redefine Properties Ltd.	1,266,858	155,944
Remgro Ltd.	96,209	709,561
Resilient Property Income Fund Ltd.	61,923	119,900
Reunert Ltd.	33,657	72,665
RMB Holdings Ltd.	230,427	660,634
SA Corporate Real Estate Fund	131,416	8,397
Sanlam Ltd.	297,355	950,618
Sappi Ltd. (b)	105,360	128,055
Sasol Ltd. (b)	98,544	467,681
Shoprite Holdings Ltd.	89,766	512,078
Sibanye Stillwater Ltd. (b)	389,289	782,739
Spar Group Ltd.	48,246	459,871
Standard Bank Group Ltd.	224,002	1,235,976
Steinhoff Africa Retail Ltd. (d)	138,245	90,249
Sun International Ltd. (b)	7,633	6,804
Super Group Ltd. (b)	46,976	35,366
Telkom SA Ltd.	31,256	34,655
Tiger Brands Ltd.	35,563	346,296
Truworths International Ltd.	66,549	105,051
Tsogo Sun Gaming Ltd.	16,839	2,381
Tsogo Sun Hotels Ltd. (b)	16,839	1,695
Vodacom Group Ltd.	113,831	756,505
Vukile Property Fund Ltd.	82,348	24,122
Wilson Bayly Holmes-Ovcon Ltd.	9,618	49,352
Woolworths Holdings Ltd.	243,443	400,912
Zeder Investments Ltd.	90,708	9,546

TOTAL SOUTH AFRICA		36,224,976

Spain - 1.6%
Acerinox SA	24,438	185,481
ACS Actividades de Construccion y Servicios SA	44,790	1,120,038
Aedas Homes SAU (b)(d)	6,214	95,335
Aena Sme SA (d)	11,963	1,514,165
Almirall SA	11,447	148,022
Amadeus IT Holding SA Class A	75,271	3,622,773
Applus Services SA	24,187	159,032
Atresmedia Corporacion de Medios de Comunicacion SA	7,971	20,615
Azucarera Ebro Agricolas SA	9,413	200,116
Banco Bilbao Vizcaya Argentaria SA	1,167,763	3,817,163
Banco de Sabadell SA	964,700	399,715
Banco Santander SA (Spain)	2,858,069	6,381,480
Bankia SA	289,565	294,727
Bankinter SA	111,510	459,954
Bolsas Y Mercados Espanoles	12,687	462,693
CaixaBank SA	687,830	1,236,918
Catalana Occidente SA	9,751	188,922
Cellnex Telecom SA (d)	43,331	2,269,748
Cemex Latam Holdings SA (b)	16,652	7,571
Cie Automotive SA	11,779	206,399
Compania de Distribucion Integral Logista Holdings SA	14,878	265,104
Construcciones y Auxiliar de Ferrocarriles	2,258	77,326
Corporacion Financiera Alba SA	954	35,440
Enagas SA	42,036	980,727
Ence Energia y Celulosa SA	27,851	89,425
Endesa SA	55,439	1,230,245
Euskaltel, S.A. (d)	15,451	123,265
Faes Farma SA	94,721	414,681
Ferrovial SA	82,307	2,056,472
Fluidra SA (b)	7,763	86,772
Fomento Construcciones y Contratas SA (FOCSA)	12,411	117,917
Gas Natural SDG SA	48,152	850,082
Gestamp Automocion SA (d)	60,821	154,630
Global Dominion Access SA (d)	14,952	46,206
Grifols SA	50,519	1,719,520
Grupo Acciona SA	3,581	354,751
Iberdrola SA	1,053,318	10,478,184
Inditex SA	185,019	4,738,782
Indra Sistemas SA (b)	19,780	170,481
Inmobiliaria Colonial SA	37,900	365,488
Lar Espana Real Estate Socimi SA	11,103	45,566
Liberbank SA	338,948	67,973
MAPFRE SA (Reg.)	252,590	462,534
Masmovil Ibercom SA (b)	13,702	258,864
Mediaset Espana Comunicacion SA	29,134	104,527
Melia Hotels International SA	24,939	114,510
Merlin Properties Socimi SA	55,860	517,872
Metrovacesa SA (d)	6,030	33,304
Miquel y Costas & Miquel SA	3,859	48,886
Neinor Homes SLU (b)(d)	15,573	136,525
Obrascon Huarte Lain SA (b)	34,544	27,634
Pharma Mar SA (b)	45,061	269,122
Prosegur Cash SA (d)	60,922	53,276
Prosegur Compania de Seguridad SA (Reg.)	42,228	92,921
Red Electrica Corporacion SA	73,362	1,291,309
Repsol SA	260,289	2,362,599
Sacyr SA	76,319	142,513
Siemens Gamesa Renewable Energy SA	39,548	588,106
Talgo SA (b)(d)	11,081	53,673
Tecnicas Reunidas SA (b)	6,816	104,421
Telefonica SA	805,689	3,684,003
Tubacex SA	25,349	38,001
Unicaja Banco SA (d)	122,136	66,118
Viscofan Envolturas Celulosicas SA	6,358	407,245
Zardoya Otis SA	33,737	234,764

TOTAL SPAIN		58,352,631

Sweden - 2.1%
AarhusKarlshamn AB	31,552	515,366
AcadeMedia AB (d)	27,075	139,882
AF Poyry AB (B Shares)	18,348	333,348
Alfa Laval AB	50,121	936,608
Alimak Group AB (d)	5,181	55,660
Arjo AB	49,871	246,312
ASSA ABLOY AB (B Shares)	177,093	3,170,308
Atlas Copco AB:
(A Shares)	126,179	4,348,693
(B Shares)	54,814	1,695,500
Atrium Ljungberg AB (B Shares)	6,311	87,461
Attendo AB (d)	7,307	27,770
Avanza Bank Holding AB	22,101	267,020
Axfood AB	16,768	356,703
Beijer Ref AB (B Shares)	10,609	217,988
Betsson AB (B Shares)	19,774	111,430
Bilia AB (A Shares)	18,215	123,530
Billerud AB	27,485	346,504
BioGaia AB	5,782	278,620
Biotage AB Class A	8,851	109,413
Boliden AB	47,816	963,847
Bonava AB	10,586	51,308
Bravida AB (d)	33,299	268,852
Bure Equity AB	10,427	190,385
Castellum AB	42,183	739,882
Catena AB	2,759	87,791
Cellavision AB	3,789	109,185
Clas Ohlson AB (B Shares)	7,750	68,016
Cloetta AB	21,520	49,556
Dios Fastigheter AB	11,104	68,376
Dometic Group AB (d)	52,785	352,781
Dustin Group AB (d)	10,888	55,571
Electrolux AB (B Shares)	41,172	562,981
Electrolux Professional AB (b)	41,172	93,271
Elekta AB (B Shares)	64,230	583,555
Eltel AB (b)(d)	23,313	47,347
Epiroc AB:
Class A	86,775	868,412
Class B	88,301	871,187
Ericsson (B Shares)	535,631	4,575,983
Essity AB Class B	103,524	3,353,492
Evolution Gaming Group AB (d)	20,327	930,907
Fabege AB	45,050	533,659
Fastighets AB Balder (b)	18,190	718,818
Fingerprint Cards AB (b)	58,221	91,518
Fortnox AB	10,313	236,796
Getinge AB (B Shares)	44,972	861,992
Granges AB	11,764	85,958
H&M Hennes & Mauritz AB (B Shares)	133,276	1,821,829
Hansa Medical AB (b)	6,228	74,704
Hemfosa Fastigheter AB (a)(c)	28,852	374,117
Hexagon AB (B Shares)	45,540	2,234,736
HEXPOL AB (B Shares)	87,026	625,216
Hoist Finance AB (b)(d)	6,041	16,637
Holmen AB (B Shares)	16,954	486,413
Hufvudstaden AB (A Shares)	16,525	211,744
Husqvarna AB (B Shares)	70,588	424,749
ICA Gruppen AB	15,326	670,596
Industrivarden AB (C Shares)	33,610	687,761
Indutrade AB	19,575	629,316
Intrum Justitia AB (a)	11,677	177,996
Investment AB Oresund	5,819	60,461
Investor AB (B Shares)	73,921	3,673,741
Inwido AB	13,534	77,804
JM AB (B Shares)	10,617	196,758
Karo Bio AB (a)(b)	16,144	92,040
Kinnevik AB (B Shares)	49,877	1,025,120
Klovern AB (B Shares)	108,306	146,296
Kungsleden AB	31,054	236,490
LeoVegas AB (d)	1,894	6,653
Lifco AB	7,920	374,360
Lindab International AB	12,535	114,858
Loomis AB (B Shares)	16,732	408,022
Lundbergfoeretagen AB	12,056	506,195
Lundin Petroleum AB	31,890	820,500
Mekonomen AB	3,273	16,950
Modern Times Group MTG AB (B Shares) (b)	12,808	128,856
Munters Group AB (b)(d)	24,751	104,004
Mycronic AB	12,357	206,420
NCC AB (B Shares)	16,232	247,454
NetEnt AB	32,431	112,022
New Wave Group AB (B Shares)	7,701	23,259
Nibe Industrier AB (B Shares)	54,244	1,012,018
Nobia AB	18,977	70,954
Nobina AB (d)	11,963	65,235
Nolato AB (B Shares)	4,032	211,920
Nordic Entertainment Group AB Class B	10,954	259,625
Nordnet AB Class B (b)(c)	492	0
Nyfosa AB (b)	32,013	196,010
Pandox AB	13,570	143,789
Paradox Interactive AB	6,743	130,676
Peab AB	27,341	208,282
PowerCell Sweden AB (b)	5,719	146,024
Ratos AB (B Shares)	39,160	92,696
RaySearch Laboratories AB (b)	4,705	35,768
Recipharm AB	2,999	35,632
Resurs Holding AB (d)	24,498	90,141
Saab AB (B Shares) (a)	16,105	367,357
Samhallsbyggnadsbolaget I Norden AB (B Shares)	190,291	368,509
Sandvik AB	203,360	3,128,373
SAS AB (b)	22,547	21,082
Scandic Hotels Group AB (d)	5,491	25,158
Securitas AB (B Shares)	69,888	826,929
Skandinaviska Enskilda Banken AB (A Shares)	298,566	2,457,933
Skanska AB (B Shares)	55,193	1,050,087
SKF AB (B Shares)	63,461	1,001,645
SkiStar AB	1,558	14,473
SSAB Svenskt Stal AB:
(A Shares)	69,911	167,934
(B Shares)	107,328	248,057
Stillfront Group AB (b)	4,043	240,219
Svenska Cellulosa AB (SCA) (B Shares)	107,621	1,141,506
Svenska Handelsbanken AB (A Shares)	261,868	2,390,159
Sweco AB (B Shares)	9,232	315,407
Swedbank AB (A Shares)	152,988	1,810,482
Swedish Match Co. AB	29,240	1,806,929
Swedish Orphan Biovitrum AB (b)	28,924	554,159
Tele2 AB (B Shares)	81,827	1,055,128
Telia Co. AB	507,581	1,764,841
THQ Nordic AB (b)	27,771	294,051
Thule Group AB (d)	20,874	389,234
Tobii AB (b)	11,838	33,569
Trelleborg AB (B Shares)	43,426	552,983
Vitrolife AB	19,644	356,451
Volvo AB (B Shares)	260,528	3,338,554
Wallenstam AB (B Shares)	23,831	247,138
Wihlborgs Fastigheter AB	19,911	284,114

TOTAL SWEDEN		76,754,850

Switzerland - 6.5%
ABB Ltd. (Reg.)	315,919	5,996,865
Adecco SA (Reg.)	27,792	1,216,198
AFG Arbonia-Forster-Holding AG	7,452	62,997
Alcon, Inc. (Switzerland) (b)	71,321	3,763,887
Allreal Holding AG	2,249	417,996
ALSO Holding AG	1,515	312,025
APG SGA SA	197	36,206
Aryzta AG (b)	183,349	73,928
Ascom Holding AG (Reg.)	12,241	92,069
Autoneum Holding AG	768	67,670
Bachem Holding AG (B Shares)	1,142	269,750
Baloise Holdings AG	8,220	1,230,552
Banque Cantonale Vaudoise	604	533,760
Barry Callebaut AG	553	1,083,943
Basilea Pharmaceutica AG (a)(b)	3,631	182,820
Belimo Holding AG (Reg.)	97	644,154
Bell AG	352	89,892
BKW AG	3,722	301,539
Bobst Group SA	1,729	86,338
Bossard Holding AG	776	96,633
Bucher Industries AG	2,017	567,957
Burckhardt Compression Holding AG	468	95,030
Burkhalter Holding AG	857	55,580
Cembra Money Bank AG	7,210	685,333
Clariant AG (Reg.)	39,329	727,907
Coca-Cola HBC AG	33,481	849,712
Comet Holding AG	1,879	251,507
Compagnie Financiere Richemont SA Series A	88,649	5,029,365
Credit Suisse Group AG	451,377	4,121,360
Daetwyler Holdings AG	1,122	192,027
DKSH Holding AG (b)	10,099	570,210
Dufry AG	6,746	219,660
EFG International	15,038	93,632
Emmi AG	508	466,818
Ems-Chemie Holding AG	1,355	878,065
Flughafen Zuerich AG	3,334	411,375
Forbo Holding AG (Reg.)	221	296,269
Galenica AG	7,753	1,165,058
Galenica Sante Ltd. (d)	6,916	494,742
GAM Holding Ltd. (b)	28,255	59,306
Geberit AG (Reg.)	6,420	2,880,603
Georg Fischer AG (Reg.)	521	388,355
Givaudan SA	1,575	5,275,291
Helvetia Holding AG (Reg.)	6,845	626,528
Huber+Suhner AG	2,524	161,860
Idorsia Ltd. (b)	21,065	609,308
Implenia AG	2,895	117,809
INFICON Holding AG	332	223,913
Interroll Holding AG	106	201,403
Intershop Holding AG	375	192,890
Julius Baer Group Ltd.	42,712	1,677,521
Kaba Holding AG (B Shares) (Reg.)	551	275,486
Kardex AG	862	124,132
Komax Holding AG (Reg.)	472	68,508
Kudelski SA (Bearer)	11,865	41,855
Kuehne & Nagel International AG	8,731	1,248,707
LafargeHolcim Ltd. (Reg.)	94,771	3,931,241
Landis+Gyr Group AG	3,472	234,524
LEM Holding SA	112	145,040
Leonteq AG	1,589	57,288
Lindt & Spruengli AG	16	1,339,342
Lindt & Spruengli AG (participation certificate)	196	1,527,998
Logitech International SA (Reg.)	28,372	1,367,088
Lonza Group AG	12,827	5,599,894
Meyer Burger Technology AG (a)(b)	142,474	35,602
Mobimo Holding AG	983	269,873
Nestle SA (Reg. S)	516,291	54,680,395
Novartis AG	371,795	31,728,417
OC Oerlikon Corp. AG (Reg.)	29,540	221,263
Orior AG	778	64,723
Pargesa Holding SA	5,844	415,634
Partners Group Holding AG	3,278	2,580,289
PSP Swiss Property AG	7,890	917,128
Rieter Holding AG (Reg.)	147	14,300
Roche Holding AG (participation certificate)	122,160	42,303,688
Schindler Holding AG:
(participation certificate)	6,296	1,399,111
(Reg.)	3,814	817,921
Schweiter Technologies AG	130	128,620
SFS Group AG	2,795	221,660
SGS SA (Reg.)	1,076	2,435,701
Siegfried Holding AG	769	351,338
Sig Combibloc Group AG	53,286	857,324
Sika AG	21,423	3,544,422
Sonova Holding AG Class B	10,263	1,853,241
St.Galler Kantonalbank AG	589	253,845
Stadler Rail AG (a)	7,344	320,922
Straumann Holding AG	1,771	1,343,777
Sulzer AG (Reg.)	2,888	204,352
Sunrise Communications Group AG (d)	5,434	435,170
Swatch Group AG (Bearer)	6,036	1,211,194
Swatch Group AG (Bearer) (Reg.)	10,217	397,778
Swiss Life Holding AG	5,681	2,012,260
Swiss Prime Site AG	12,929	1,228,272
Swiss Re Ltd.	52,170	3,791,003
Swisscom AG	4,320	2,245,818
Tecan Group AG	2,684	865,887
Temenos Group AG	11,422	1,486,250
u-blox Holding AG	1,481	103,643
UBS Group AG	661,766	7,089,003
Valiant Holding AG	3,038	293,650
Valora Holding AG	825	147,350
VAT Group AG (d)	4,721	778,641
Vetropack Holding AG	57	168,298
Vontobel Holdings AG	8,714	452,288
VZ Holding AG	5,020	351,049
Ypsomed Holding AG	367	48,287
Zehnder Group AG	1,794	70,255
Zur Rose Group AG (b)	1,228	201,518
Zurich Insurance Group Ltd.	25,068	7,947,919
ZZ Holding AG	299	256,485

TOTAL SWITZERLAND		240,652,283

Taiwan - 3.7%
A-DATA Technology Co. Ltd.	101,000	190,812
Accton Technology Corp.	86,000	622,300
Acer, Inc.	449,000	248,141
Advanced Ceramic X Corp.	15,000	156,031
Advantech Co. Ltd.	52,499	495,659
AmTRAN Technology Co. Ltd. (b)	4,000	1,025
ASE Technology Holding Co. Ltd.	869,718	1,934,003
Asia Cement Corp.	390,000	571,920
Asia Optical Co., Inc.	121,000	290,836
Asia Pacific Telecom Co. Ltd. (b)	340,723	78,105
ASMedia Technology, Inc.	6,000	166,399
ASPEED Tech, Inc.	4,000	157,893
ASUSTeK Computer, Inc.	122,000	823,195
AU Optronics Corp.	1,571,000	412,401
Bank of Kaohsiung Co. Ltd.	831,867	265,731
Brighton-Best International Taiwan, Inc.	165,000	142,533
Capital Securities Corp.	1,137,490	373,542
Catcher Technology Co. Ltd.	128,000	967,795
Cathay Financial Holding Co. Ltd.	1,377,216	1,834,344
Center Laboratories, Inc.	96,594	154,851
Chang Hwa Commercial Bank	917,181	598,692
Cheng Loong Corp.	90,000	63,921
Cheng Shin Rubber Industry Co. Ltd.	267,000	306,393
Cheng Uei Precision Industries Co. Ltd.	84,000	107,039
Chicony Electronics Co. Ltd.	130,125	365,882
Chilisin Electronics Corp.	65,958	231,526
Chin-Poon Industrial Co. Ltd.	87,000	74,551
China Airlines Ltd.	177,000	48,759
China Bills Finance Corp.	119,000	58,375
China Development Finance Holding Corp.	1,655,000	499,851
China Life Insurance Co. Ltd. (b)	397,269	270,776
China Motor Co. Ltd.	50,800	53,808
China Petrochemical Development Corp.	217,350	58,548
China Steel Chemical Corp.	37,000	129,877
China Steel Corp.	2,109,000	1,410,003
China Synthetic Rubber Corp.	227,579	160,125
Chinatrust Financial Holding Co. Ltd.	3,403,960	2,264,300
Chipbond Technology Corp.	99,000	186,033
ChipMOS TECHNOLOGIES, Inc.	122,000	124,480
Chroma ATE, Inc.	72,000	331,185
Chunghwa Precision Test Tech Co. Ltd.	4,000	86,449
Chunghwa Telecom Co. Ltd.	619,000	2,270,989
Clevo Co. Ltd.	82,000	90,138
Compal Electronics, Inc.	597,000	379,900
Compeq Manufacturing Co. Ltd.	198,000	261,443
Coretronic Corp.	74,000	78,708
CTCI Corp.	58,000	64,011
Cub Elecparts, Inc.	12,606	59,750
Delta Electronics, Inc.	343,000	1,596,950
E Ink Holdings, Inc.	160,000	164,667
E.SUN Financial Holdings Co. Ltd.	2,018,189	1,830,414
ECLAT Textile Co. Ltd.	32,060	319,492
Elan Microelectronics Corp.	31,500	101,002
Elite Material Co. Ltd.	34,000	146,678
eMemory Technology, Inc.	13,000	122,033
Ennoconn Corp.	12,062	77,908
EPISTAR Corp.	198,000	251,628
Eternal Materials Co. Ltd.	311,291	278,614
EVA Airways Corp.	389,040	149,348
Evergreen Marine Corp. (Taiwan) (b)	594,878	219,805
Everlight Electronics Co. Ltd.	86,000	93,106
Far Eastern Department Stores Co. Ltd.	172,000	132,730
Far Eastern International Bank	55,092	19,572
Far Eastern Textile Ltd.	586,000	507,949
Far EasTone Telecommunications Co. Ltd.	271,000	602,508
Farglory Land Development Co. Ltd.	10,000	14,325
Feng Hsin Iron & Steel Co.	114,000	198,938
Feng Tay Enterprise Co. Ltd.	48,132	273,340
Firich Enterprise Co. Ltd.	62,060	59,543
First Financial Holding Co. Ltd.	1,533,664	1,127,475
FLEXium Interconnect, Inc.	60,940	218,929
Formosa Chemicals & Fibre Corp.	677,000	1,711,777
Formosa Petrochemical Corp.	181,000	542,082
Formosa Plastics Corp.	728,000	2,133,022
Formosa Taffeta Co. Ltd.	92,000	104,712
Foxconn Technology Co. Ltd.	192,010	368,015
Fubon Financial Holding Co. Ltd.	1,165,000	1,644,328
Fusheng Precision Co. Ltd.	48,000	264,452
Genius Electronic Optical Co. Ltd.	10,792	173,153
Getac Technology Corp.	85,000	126,431
Giant Manufacturing Co. Ltd.	43,000	253,012
Giga-Byte Technology Co. Ltd.	87,000	150,380
Global Unichip Corp.	18,000	144,382
GlobalWafers Co. Ltd.	36,000	457,351
Grand Pacific Petrochemical Corp. (b)	41,000	20,505
Grape King Bio Ltd.	18,000	118,998
Great Wall Enterprise Co. Ltd.	133,497	184,370
Greatek Electronics, Inc.	46,000	69,643
HannStar Display Corp.	995,000	208,083
Highwealth Construction Corp.	209,000	304,427
HIWIN Technologies Corp.	65,474	623,382
Holystone Enterprise Co. Ltd.	28,000	115,456
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,132,600	5,470,871
Hota Industrial Manufacturing Co. Ltd.	31,063	97,430
Hotai Motor Co. Ltd.	51,000	939,929
HTC Corp.	98,000	97,690
Hua Nan Financial Holdings Co. Ltd.	1,707,606	1,107,237
Huaku Development Co. Ltd.	97,000	294,598
Innolux Corp.	1,866,000	404,575
International Games Systems Co. Ltd.	14,000	260,241
Inventec Corp.	347,000	272,157
ITEQ Corp.	39,931	192,400
Kenda Rubber Industrial Co. Ltd.	55,060	48,834
King Slide Works Co. Ltd.	35,000	363,334
King Yuan Electronics Co. Ltd.	200,000	239,306
King's Town Bank	111,000	118,435
Kinpo Electronics, Inc.	541,000	234,232
Kinsus Interconnect Technology Corp.	57,000	99,530
LandMark Optoelectronics Corp.	36,000	335,433
Largan Precision Co. Ltd.	21,000	2,857,444
Lien Hwa Industrial Corp.	63,700	91,595
Lite-On Technology Corp.	286,009	443,645
Longchen Paper & Packaging Co.	50,980	22,667
Macronix International Co. Ltd.	322,380	383,931
Makalot Industrial Co. Ltd.	31,000	131,758
MediaTek, Inc.	264,000	3,638,881
Mega Financial Holding Co. Ltd.	2,029,000	2,037,366
Mercuries Life Insurance Co. Ltd. (b)	146,526	46,991
Merida Industry Co. Ltd.	36,000	183,520
Merry Electronics Co. Ltd.	32,209	150,077
Micro-Star International Co. Ltd.	102,000	315,831
MiTAC Holdings Corp.	315,610	320,359
Namchow Chemical Industrial Co. Ltd.	1,000	1,515
Nan Ya Plastics Corp.	868,000	1,916,789
Nankang Rubber Tire Co. Ltd.	78,000	104,242
Nanya Technology Corp.	223,000	477,828
Nien Made Enterprise Co. Ltd.	24,000	183,825
Novatek Microelectronics Corp.	93,000	577,325
OBI Pharma, Inc. (b)	20,389	60,526
Oriental Union Chemical Corp.	4,000	2,253
PChome Online, Inc. (b)	20,062	66,094
Pegatron Corp.	324,000	709,550
PharmaEngine, Inc.	1,199	2,098
PharmaEssentia Corp. (b)	43,000	133,656
Phison Electronics Corp.	28,000	265,231
PixArt Imaging, Inc.	52,000	303,818
Pou Chen Corp.	339,000	318,661
Powertech Technology, Inc.	136,000	453,976
Poya International Co. Ltd.	11,010	183,681
President Chain Store Corp.	118,000	1,218,015
Primax Electronics Ltd.	84,000	131,125
Prince Housing & Development Corp.	6,000	2,029
Qisda Corp.	388,000	218,368
Quanta Computer, Inc.	533,000	1,149,568
Radiant Opto-Electronics Corp.	88,000	288,297
Realtek Semiconductor Corp.	86,000	735,123
Ritek Corp. (b)	78,497	13,129
Ruentex Development Co. Ltd.	249,000	369,924
Ruentex Industries Ltd.	46,000	105,164
SerComm Corp.	28,000	69,842
Shin Kong Financial Holding Co. Ltd.	1,656,640	470,777
Shin Kong Financial Holding Co. Ltd. rights 5/6/20 (b)	36,173	899
Shin Zu Shing Co. Ltd.	31,000	135,785
Shinkong Insurance Co. Ltd.	2,000	2,466
Simplo Technology Co. Ltd.	30,000	311,008
SINBON Electronics Co. Ltd.	97,000	471,309
Sino-American Silicon Products, Inc.	87,000	256,518
Sinopac Holdings Co.	1,500,495	609,626
Sitronix Technology Corp.	22,000	106,771
St.Shine Optical Co. Ltd.	3,000	34,917
Standard Foods Corp.	56,714	127,595
Synnex Technology International Corp.	248,100	330,518
Systex Corp.	54,000	146,573
Ta Chen Stainless Pipe Co. Ltd.	123,932	109,906
Taichung Commercial Bank Co. Ltd.	137,191	52,455
TaiMed Biologics, Inc. (b)	34,000	109,371
Tainan Spinning Co. Ltd.	115,000	35,158
Taishin Financial Holdings Co. Ltd.	1,321,629	561,123
Taiwan Business Bank	804,669	290,967
Taiwan Cement Corp.	1,013,423	1,459,516
Taiwan Cooperative Financial Holding Co. Ltd.	2,181,361	1,462,182
Taiwan Fertilizer Co. Ltd.	190,000	292,292
Taiwan Glass Industry Corp.	24,000	7,203
Taiwan High Speed Rail Corp.	285,000	324,916
Taiwan Hon Chuan Enterprise Co. Ltd.	137,000	249,139
Taiwan Mobile Co. Ltd.	303,000	1,089,782
Taiwan Paiho Ltd.	54,000	123,544
Taiwan Secom Co.	33,000	97,434
Taiwan Semiconductor Manufacturing Co. Ltd.	4,281,000	43,108,314
Taiwan Shin Kong Security Co. Ltd.	2,000	2,429
Taiwan Surface Mounting Technology Co. Ltd.	55,000	164,682
Taiwan Union Technology Corp.	40,000	180,010
Tatung Co. Ltd. (b)	305,000	218,764
TCI Co. Ltd.	17,557	133,880
TECO Electric & Machinery Co. Ltd.	388,000	348,517
The Shanghai Commercial & Savings Bank Ltd.	487,842	717,101
Ton Yi Industrial Corp.	5,000	1,533
Tong Hsing Electronics Industries Ltd.	52,000	210,656
Tong Yang Industry Co. Ltd.	55,000	65,616
Topco Scientific Co. Ltd.	87,304	299,586
Transcend Information, Inc.	17,000	40,076
Tripod Technology Corp.	91,000	320,962
TSRC Corp.	6,000	3,253
TTY Biopharm Co. Ltd.	137,000	324,469
Tung Ho Steel Enterprise Corp.	55,000	42,390
TXC Corp.	63,000	135,544
Unified-President Enterprises Corp.	829,000	1,926,767
Unimicron Technology Corp.	224,000	316,686
Unitech Printed Circuit Board Corp.	111,000	83,493
United Integrated Services Co.	33,000	207,956
United Microelectronics Corp.	2,131,000	1,100,525
United Renewable Energy Co. Ltd. (b)	210,588	36,871
USI Corp.	5,202	2,160
Vanguard International Semiconductor Corp.	164,000	379,800
Visual Photonics Epitaxy Co. Ltd.	14,000	41,077
Voltronic Power Technology Corp.	10,500	248,806
Wafer Works Corp.	43,000	46,625
Walsin Lihwa Corp.	903,000	395,500
Walsin Technology Corp.	53,875	380,866
Waterland Financial Holdings Co. Ltd.	371,288	135,798
Wei-Chuan Food Corp.	2,000	1,455
Win Semiconductors Corp.	55,389	494,265
Winbond Electronics Corp.	609,363	282,253
Wistron Corp.	661,829	619,511
Wistron NeWeb Corp.	294,460	611,802
Wiwynn Corp.	12,000	307,357
WPG Holding Co. Ltd.	293,760	381,988
WT Microelectronics Co. Ltd.	83,235	106,942
Yageo Corp.	43,129	557,016
Yieh Phui Enterprise Co.	134,568	40,123
Yuanta Financial Holding Co. Ltd.	3,039,000	1,729,056
Yuen Foong Yu Paper Manufacturing Co.	176,000	75,127
Yulon Motor Co. Ltd.	135,000	78,040

TOTAL TAIWAN		136,185,289

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	207,800	1,266,471
Airports of Thailand PCL (For. Reg.)	748,600	1,428,716
B. Grimm Power PCL	267,600	367,212
Bangchak Corp. PCL (For. Reg.)	266,300	151,554
Bangkok Airways PCL	65,400	11,929
Bangkok Bank PCL	42,300	134,562
Bangkok Bank PCL (For. Reg.)	59,300	188,641
Bangkok Chain Hospital PCL	97,300	40,681
Bangkok Dusit Medical Services PCL (For. Reg.)	1,425,200	907,139
Bangkok Expressway and Metro PCL	975,400	281,958
Bangkok Land PCL	1,205,600	39,695
Banpu PCL (For. Reg.)	702,800	124,962
Beauty Community PCL	134,100	7,444
BEC World PCL (For. Reg.) (b)	29,200	4,456
Berli Jucker PCL (For. Reg)	185,000	227,585
BTS Group Holdings PCL (For. Reg.)	1,410,700	499,209
Bumrungrad Hospital PCL (For. Reg.)	165,000	594,343
C.P. ALL PCL (For. Reg.)	1,030,900	2,254,863
Carabao Group PCL	50,200	121,626
Central Pattana PCL (For. Reg.)	425,600	630,543
Central Retail Corp. PCL	601,783	685,160
CH. Karnchang PCL	388,600	203,053
Charoen Pokphand Foods PCL (For. Reg.)	550,560	456,346
Chularat Hospital PCL	25,300	1,912
Dynasty Ceramic PCL (For. Reg.)	25,060	1,176
Electricity Generating PCL (For. Reg.)	47,100	412,278
Energy Absolute PCL	302,900	371,733
Energy Earth PCL (b)(c)	7,600	87
Global Power Synergy Public Co. Ltd.	171,900	371,599
Gulf Energy Development PCL	410,500	488,947
Gunkul Engineering PCL	26,739	2,157
Hana Microelectronics PCL (For. Reg.)	154,400	137,569
Home Product Center PCL (For. Reg.)	1,012,000	422,774
Indorama Ventures PCL (For. Reg.)	307,300	268,933
Intouch Holdings PCL (For. Reg.)	412,600	676,499
IRPC PCL (For. Reg.)	2,406,200	197,094
Jasmine International Public Co. Ltd.	1,007,800	122,806
Kasikornbank PCL (For. Reg.)	350,600	921,778
KCE Electronics PCL	110,600	59,454
Kiatnakin Bank PCL (For. Reg.)	34,900	45,005
Krung Thai Bank PCL (For. Reg.)	373,200	125,533
Land & House PCL (For. Reg.)	1,043,900	236,031
Major Cineplex Group PCL (For. Reg.)	78,400	35,101
MBK PCL	287,400	140,616
Minor International PCL:
warrants 9/30/21 (b)	17,870	1,232
(For. Reg.)	357,400	231,111
Muangthai Leasing PCL	119,900	174,522
Osotspa PCL	118,600	150,977
PTG Energy PCL	123,600	52,260
PTT Exploration and Production PCL (For. Reg.)	189,600	489,701
PTT Global Chemical PCL (For. Reg.)	441,700	508,765
PTT PCL	205,000	223,970
PTT PCL (For. Reg.)	1,792,900	1,958,812
Quality Houses PCL	2,204,300	140,854
Ratchaburi Electric Generating Holding PCL (For. Reg.)	130,200	266,454
Sansiri PCL (For. Reg.)	3,222,500	69,976
Siam Cement PCL (For. Reg.)	137,500	1,461,487
Siam Commercial Bank PCL (For. Reg.)	149,400	312,228
Siam Global House PCL	214,936	88,671
Sino-Thai Engineering & Construction PCL (For. Reg.)	521,300	247,302
Sri Trang Agro-Industry PCL	263,160	104,979
Srisawad Corp. PCL	187,130	309,508
Star Petroleum Refining PCL	154,500	27,705
Supalai PCL (For. Reg.)	85,475	39,157
Thai Airways International PCL (For. Reg.) (b)	60,900	13,833
Thai Oil PCL (For. Reg.)	262,400	328,459
Thai Union Frozen Products PCL (For. Reg.)	470,600	189,968
Thai Vegetable Oil PCL	29,800	22,463
Thanachart Capital PCL (For. Reg.)	117,000	132,310
TISCO Financial Group PCL	10,800	24,258
TMB Bank PCL (For. Reg.)	4,058,088	119,045
Total Access Communication PCL (For. Reg.)	120,000	155,388
True Corp. PCL (For. Reg.)	2,301,300	235,056
TTW PCL	327,800	135,566
Vibhavadi Medical Center PCL	84	4
WHA Corp. PCL	2,137,700	178,149

TOTAL THAILAND		24,061,400

Turkey - 0.1%
Akbank TAS (b)	541,225	456,086
Anadolu Efes Biracilik Ve Malt Sanayii A/S	75,037	197,322
Arcelik A/S	31,498	73,906
Aselsan A/S	99,108	384,833
Aygaz A/S	428	631
Bim Birlesik Magazalar A/S JSC	74,945	593,491
Coca-Cola Icecek Sanayi A/S	17,663	93,047
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	22,203
Eregli Demir ve Celik Fabrikalari T.A.S.	253,310	293,194
Ford Otomotiv Sanayi A/S	25,274	228,893
Haci Omer Sabanci Holding A/S	98,554	115,340
Koc Holding A/S	137,286	301,304
Petkim Petrokimya Holding A/S	236,323	120,030
Soda Sanayii AS	51,836	43,311
TAV Havalimanlari Holding A/S	37,377	97,326
Tekfen Holding A/S	34,514	70,366
Tupras Turkiye Petrol Rafinerileri A/S	19,737	256,402
Turk Hava Yollari AO (b)	101,508	155,250
Turkcell Iletisim Hizmet A/S	179,352	357,960
Turkiye Garanti Bankasi A/S (b)	404,120	482,203
Turkiye Halk Bankasi A/S (b)	205,203	152,666
Turkiye Is Bankasi A/S Series C (b)	257,112	182,088
Turkiye Sinai Kalkinma Bankasi A/S (b)	136,631	20,134
Ulker Biskuvi Sanayi A/S (b)	38,897	131,892

TOTAL TURKEY		4,829,878

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	478,541	578,447
Air Arabia PJSC (b)	858,937	266,580
Aldar Properties PJSC (b)	622,844	308,611
Arabtec Holding Co. (b)	233,578	45,213
Dana Gas PJSC	723,243	145,115
DP World Ltd.	28,376	453,732
Dubai Investments Ltd. (b)	739,247	241,508
Dubai Islamic Bank Pakistan Ltd. (b)	246,262	246,051
Dubai Parks and Resorts PJSC (b)	83,207	3,556
Emaar Malls Group PJSC (b)	401,203	140,901
Emaar Properties PJSC	571,255	424,575
Emirates Telecommunications Corp.	350,786	1,480,251
Eshraq Properties Co. PJSC (b)	6,866	544
National Bank of Abu Dhabi PJSC (b)	470,393	1,485,526

TOTAL UNITED ARAB EMIRATES		5,820,610

United Kingdom - 9.4%
3i Group PLC	157,283	1,553,088
A.G. Barr PLC	32,074	199,360
AA PLC	74,373	25,339
AB Dynamics PLC	2,947	66,811
Abcam PLC	42,559	680,759
Admiral Group PLC	32,875	964,761
Advanced Medical Solutions Group PLC	61,667	189,514
Aggreko PLC	60,302	348,612
Airtel Africa PLC (d)	110,893	56,147
Anglo American PLC (United Kingdom)	179,444	3,198,490
Antofagasta PLC	62,790	642,953
AO World PLC (b)	35,969	25,913
Arrow Global Group PLC	38,913	49,501
Ascential PLC (d)	83,318	265,496
Ashmore Group PLC	65,698	313,941
Ashtead Group PLC	77,265	2,116,607
ASOS PLC (b)	13,153	396,595
Associated British Foods PLC	61,916	1,475,832
Assura PLC	392,032	376,742
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	159,944	115,431
AstraZeneca PLC (United Kingdom)	227,821	23,828,277
Auto Trader Group PLC (d)	165,961	955,356
Avast PLC (d)	119,493	689,598
Aveva Group PLC	14,170	637,142
Aviva PLC	748,141	2,262,474
Babcock International Group PLC	35,011	185,866
BAE Systems PLC	544,241	3,471,406
Balfour Beatty PLC	114,670	374,932
Bank of Georgia Group PLC	9,026	113,228
Barclays PLC	2,886,920	3,854,908
Barratt Developments PLC	174,978	1,143,797
BBA Aviation PLC	133,899	330,124
Beazley PLC	103,027	513,860
Bellway PLC	20,984	703,814
Berkeley Group Holdings PLC	19,956	1,051,380
BHP Billiton PLC	363,271	6,097,495
Biffa PLC (d)	64,418	178,496
Big Yellow Group PLC	24,323	328,405
Blue Prism Group PLC (a)(b)	13,650	223,154
Bodycote PLC	28,838	211,936
BP PLC	3,514,315	13,847,868
Brewin Dolphin Holding PLC	97,890	337,821
British American Tobacco PLC (United Kingdom)	398,043	15,342,268
British Land Co. PLC	159,068	811,445
Britvic PLC	51,166	472,049
BT Group PLC	1,491,774	2,180,451
Bunzl PLC	56,543	1,230,255
Burberry Group PLC	63,666	1,105,466
Cairn Energy PLC (b)	108,283	152,748
Capita Group PLC (b)	284,069	139,465
Capital & Counties Properties PLC	98,432	206,171
Card Factory PLC	56,885	29,805
Carnival PLC	25,072	345,498
Carphone Warehouse Group PLC	222,299	217,409
Centrica PLC	974,047	487,177
Cineworld Group PLC	190,084	156,718
Civitas Social Housing PLC	185,403	228,611
Clinigen Group PLC	21,670	197,058
Close Brothers Group PLC	38,619	530,669
Coats Group PLC (b)	263,829	152,855
Coca-Cola European Partners PLC	40,672	1,612,238
Compass Group PLC	283,740	4,774,609
Computacenter PLC	13,046	239,242
ConvaTec Group PLC (d)	316,549	846,825
Countryside Properties PLC (d)	77,484	395,439
Craneware PLC	3,366	81,398
Cranswick PLC	7,864	368,257
Crest Nicholson PLC	63,014	203,812
Croda International PLC	22,137	1,361,177
Custodian (REIT) PLC	115,107	126,130
CVS Group PLC	11,815	136,161
CYBG PLC (b)	217,133	208,172
Daily Mail & General Trust PLC Class A	23,532	209,545
Dart Group PLC	15,514	125,739
De La Rue PLC	46,790	39,367
Dechra Pharmaceuticals PLC	23,766	829,152
Derwent London PLC	18,034	705,491
Diageo PLC	404,213	13,916,994
Dialog Semiconductor PLC (b)	13,323	419,750
Dignity PLC	6,326	19,441
Diploma PLC	17,967	390,358
Direct Line Insurance Group PLC	254,249	872,618
Diversified Gas & Oil PLC	132,072	157,362
Domino's Pizza UK & IRL PLC	85,117	368,999
Drax Group PLC	66,830	175,752
DS Smith PLC	262,515	1,031,259
Dunelm Group PLC	14,492	168,016
easyJet PLC	24,051	182,723
Electrocomponents PLC	83,022	604,393
Elementis PLC	130,428	114,992
EMIS Group PLC	14,174	187,091
Empiric Student Property PLC	54,573	42,959
EnQuest PLC (b)	239,016	34,559
Equiniti Group PLC (d)	53,086	114,601
Essentra PLC	95,529	335,689
Euromoney Publications PLC	20,926	217,439
Evraz PLC	80,530	268,986
Ferrexpo PLC	47,083	80,412
Fever-Tree Drinks PLC	18,454	404,425
First Derivatives PLC	3,264	106,475
Firstgroup PLC (b)	207,341	174,576
Forterra PLC (d)	69,648	211,409
Funding Circle Holdings PLC (b)(d)	35,742	38,850
Future PLC	16,641	216,300
G4S PLC (United Kingdom)	257,678	354,404
Games Workshop Group PLC	4,923	373,271
GB Group PLC	27,578	234,458
GCP Student Living PLC	84,803	143,765
Genus PLC	11,314	486,209
GlaxoSmithKline PLC	862,501	17,994,011
Grainger Trust PLC	117,585	395,719
Great Portland Estates PLC	38,197	325,603
Greggs PLC	19,098	440,668
Halfords Group PLC	35,605	48,432
Halma PLC	72,580	1,910,563
Hammerson PLC	119,672	106,383
Hargreaves Lansdown PLC	59,614	1,081,583
Hastings Group Holdings PLC (d)	58,232	133,851
Hays PLC	277,519	379,246
Helical Bar PLC	50,560	229,249
Hikma Pharmaceuticals PLC	28,748	858,132
Hill & Smith Holdings PLC	12,445	180,883
Hochschild Mining PLC	41,759	73,265
HomeServe PLC	54,444	764,580
Howden Joinery Group PLC	95,735	633,277
HSBC Holdings PLC (United Kingdom)	3,518,609	18,085,520
Hunting PLC	19,538	44,885
Hurricane Energy PLC (a)(b)	247,335	36,572
Ibstock PLC (d)	98,714	250,650
IG Group Holdings PLC	58,843	559,181
IMI PLC	37,533	391,183
Imperial Brands PLC	163,342	3,454,194
Inchcape PLC	62,926	397,465
Indivior PLC (b)	116,534	72,389
Informa PLC	205,815	1,136,894
IntegraFin Holdings PLC	36,406	227,203
InterContinental Hotel Group PLC	33,134	1,509,343
Intermediate Capital Group PLC	49,784	707,289
International Personal Finance PLC	37,574	26,454
International Quantum Epitaxy PLC (b)	151,981	78,482
Intertek Group PLC	30,047	1,797,599
Intu Properties PLC (a)(b)	209,893	14,672
Investec PLC	134,673	278,093
iomart Group PLC	10,748	43,319
ITE Group PLC	290,880	83,714
ITV PLC	588,859	567,376
J Sainsbury PLC	334,749	835,222
J.D. Weatherspoon PLC	14,989	178,403
Jackpotjoy PLC (b)	32,751	361,761
John David Group PLC	73,100	487,416
John Laing Group PLC (d)	125,525	576,744
John Menzies PLC	13,399	21,433
John Wood Group PLC	111,814	285,321
Johnson Matthey PLC	35,889	900,654
JRP Group PLC (b)	156,636	110,183
Jupiter Fund Management PLC	103,425	284,757
Kainos Group PLC	17,494	154,236
KAZ Minerals PLC (a)	50,268	262,494
Keller Group PLC	9,943	77,018
Keywords Studios PLC	8,905	178,668
Kingfisher PLC	343,685	681,800
Land Securities Group PLC	113,011	942,273
Learning Technologies Group PLC	88,507	143,022
Legal & General Group PLC	1,025,950	2,643,809
Lloyds Banking Group PLC	12,127,202	4,906,771
London Stock Exchange Group PLC	53,530	5,026,912
Londonmetric Properity PLC	91,288	223,286
Lookers PLC	89,270	28,221
LXI REIT PLC	106,246	142,113
M&G PLC	441,298	735,065
Marks & Spencer Group PLC	355,398	414,063
Marshalls PLC	30,185	242,365
McCarthy & Stone PLC (d)	64,343	57,376
Mediclinic International PLC (London)	69,531	227,168
Meggitt PLC	127,946	450,086
Melrose Industries PLC	915,753	1,150,853
Metro Bank PLC (a)(b)	18,426	21,486
Micro Focus International PLC	65,972	391,134
Mitchells & Butlers PLC (b)	34,235	76,493
Mitie Group PLC	57,070	53,263
Mondi PLC	82,831	1,470,992
Moneysupermarket.com Group PLC	126,907	507,650
Morgan Advanced Materials PLC	79,329	218,314
Morgan Sindall PLC	6,480	104,794
N Brown Group PLC	3,824	1,182
National Express Group PLC Class L	87,394	300,719
National Grid PLC	597,415	7,026,324
NCC Group Ltd.	41,972	86,379
Network International Holdings PLC (d)	86,169	450,399
NewRiver REIT PLC (a)	48,702	41,159
Next PLC	22,474	1,337,742
Ninety One PLC (b)	67,336	143,922
NMC Health PLC	17,953	6,102
Northgate PLC	36,617	82,830
Ocado Group PLC (b)	78,541	1,587,210
On The Beach Group PLC (d)	17,698	61,968
OneSavings Bank PLC	77,261	237,437
P2P Global Investments PLC	11,594	87,324
Pagegroup PLC	55,059	260,744
Paragon Banking Group PLC	64,348	270,370
Pearson PLC	128,747	742,439
Pennon Group PLC	73,934	1,020,594
Persimmon PLC	54,195	1,505,102
Pets At Home Group PLC	80,312	259,559
Phoenix Group Holdings PLC	93,922	710,952
Photo-Me International PLC	11,079	6,530
Polypipe Group PLC	42,247	265,784
Premier Foods PLC (b)	127,008	73,105
Premier Oil PLC (a)(b)	195,379	80,296
Primary Health Properties PLC	243,845	472,969
Provident Financial PLC	32,270	78,646
Prudential PLC	450,730	6,358,637
Purplebricks Group PLC (b)	37,147	17,405
PZ Cussons PLC Class L	16,813	39,599
QinetiQ Group PLC	90,575	346,801
Quilter PLC (d)	294,673	457,431
Rathbone Brothers PLC	8,022	152,768
Reckitt Benckiser Group PLC	122,360	10,192,559
Redrow PLC	45,635	265,085
RELX PLC (London Stock Exchange)	333,647	7,549,403
Renishaw PLC	5,893	261,560
Rentokil Initial PLC	347,150	2,065,409
Restore PLC	21,461	104,742
Rightmove PLC	148,659	931,686
Rio Tinto PLC	194,168	9,013,019
Rolls-Royce Holdings PLC	292,830	1,212,010
Rotork PLC	173,993	544,792
Royal Bank of Scotland Group PLC	826,265	1,152,732
Royal Dutch Shell PLC:
Class A (United Kingdom)	739,231	12,170,895
Class B (United Kingdom)	636,210	10,184,865
Royal Mail PLC	142,805	299,472
RPS Group PLC	24,886	16,299
RSA Insurance Group PLC	199,091	905,727
RWS Holdings PLC	29,665	201,013
Sabre Insurance Group PLC (d)	61,807	219,525
Safestore Holdings PLC	39,558	358,230
Saga PLC	187,997	38,453
Sage Group PLC	182,864	1,474,030
Savills PLC	20,105	244,360
Scapa Group PLC	26,697	39,341
Schroders PLC	20,823	696,053
Scottish & Southern Energy PLC	174,204	2,732,455
Segro PLC	193,717	2,024,113
Senior Engineering Group PLC	58,541	47,926
Serco Group PLC (b)	189,482	307,385
Severn Trent PLC	40,433	1,217,116
Shaftesbury PLC	17,376	131,310
Shanks Group PLC	116,338	37,218
SIG PLC	105,657	31,938
Smart Metering Systems PLC	16,109	121,330
Smith & Nephew PLC	147,446	2,885,386
Smiths Group PLC	64,015	1,000,177
SOCO International PLC	500	113
Softcat PLC	20,036	285,159
Spectris PLC	19,078	640,847
Spirax-Sarco Engineering PLC	12,812	1,408,412
Spire Healthcare Group PLC (d)	40,525	49,306
Spirent Communications PLC	100,497	305,048
Sports Direct International PLC (b)	49,843	163,221
SSP Group PLC	86,712	306,235
St. James's Place Capital PLC	96,294	1,032,597
St. Modwen Properties PLC	29,677	137,552
Stagecoach Group PLC	47,395	44,651
Standard Chartered PLC (United Kingdom)	472,048	2,422,769
Standard Life PLC	429,329	1,195,576
SuperGroup PLC	9,614	15,366
Synthomer PLC	56,730	202,636
TalkTalk Telecom Group PLC	65,899	68,599
Tate & Lyle PLC	100,042	897,393
Taylor Wimpey PLC	555,397	1,028,648
Ted Baker PLC	2,860	5,493
Telecom Plus PLC	15,990	266,646
Tesco PLC	1,667,597	4,932,451
The Go-Ahead Group PLC	7,726	130,199
The Restaurant Group PLC	98,795	67,131
The Weir Group PLC	42,791	514,484
Thomas Cook Group PLC (b)(c)	82,838	1
TI Fluid Systems PLC (d)	32,860	66,054
TORM PLC	4,858	41,522
Trainline PLC (d)	100,436	479,938
Travis Perkins PLC	43,493	569,432
Tritax Big Box REIT PLC	371,537	564,349
Tullett Prebon PLC	98,962	423,037
Tullow Oil PLC	241,834	78,980
Ultra Electronics Holdings PLC	11,053	274,388
Unilever PLC	191,659	9,868,940
Unite Group PLC	49,768	548,788
United Utilities Group PLC	112,529	1,278,691
Urban & Civic PLC	65,170	187,146
Vectura Group PLC	166,711	178,477
Vesuvius PLC	32,476	163,941
Victoria PLC (b)	19,305	51,061
Victrex PLC	16,137	405,678
Vistry Group PLC	39,224	399,173
Vodafone Group PLC	4,606,676	6,498,523
WH Smith PLC	30,304	478,244
Whitbread PLC	23,287	874,033
William Hill PLC	147,026	210,757
WM Morrison Supermarkets PLC	478,562	1,103,030
Wolverhampton & Dudley Breweries PLC	147,334	70,070
Workspace Group PLC	25,915	254,918

TOTAL UNITED KINGDOM		350,429,922

United States of America - 0.1%
Digital Realty Trust, Inc.	8,177	1,222,380
Luckin Coffee, Inc. ADR (a)(c)	12,600	55,314
Ovintiv, Inc. (a)	45,934	287,098
Southern Copper Corp.	15,154	491,596
Yum China Holdings, Inc.	62,564	3,031,851

TOTAL UNITED STATES OF AMERICA		5,088,239

TOTAL COMMON STOCKS
(Cost $4,153,547,813)		3,660,001,509

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN)	29,525	148,714
Azul SA (b)	53,400	170,867
Banco ABC Brasil SA	15,475	40,666
Banco Bradesco SA (PN)	595,986	2,098,812
Banco do Estado Rio Grande do Sul SA	36,900	85,093
Bradespar SA (PN)	35,679	195,917
Braskem SA (PN-A)	31,800	123,623
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	54,911	281,124
Cia de Saneamento do Parana	46,500	42,584
Companhia Energetica de Minas Gerais (CEMIG) (PN)	146,135	255,835
Companhia Energetica de Sao Paulo Series B	27,100	140,337
Companhia Paranaense de Energia-Copel (PN-B)	15,300	153,059
Gerdau SA	178,403	385,158
Gol Linhas Aereas Inteligentes SA (PN) (b)	11,000	25,083
Itau Unibanco Holding SA	811,560	3,398,227
Itausa-Investimentos Itau SA (PN)	1,003,932	1,661,558
Lojas Americanas SA (PN)	135,424	619,605
Marcopolo SA (PN)	156,656	82,391
Metalurgica Gerdau SA (PN)	240,300	227,578
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	847,086	2,811,729
Telefonica Brasil SA	76,200	639,683

TOTAL BRAZIL		13,587,643

Chile - 0.0%
Embotelladora Andina SA Class B	47,005	112,263
Sociedad Quimica y Minera de Chile SA (PN-B)	19,150	455,297

TOTAL CHILE		567,560

Colombia - 0.0%
Bancolombia SA (PN)	71,459	467,128
Grupo Aval Acciones y Valores SA	712,437	152,061

TOTAL COLOMBIA		619,189

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	6,507	308,189
Draegerwerk AG & Co. KGaA (non-vtg.)	1,692	141,474
Fuchs Petrolub AG	13,458	521,842
Henkel AG & Co. KGaA	29,194	2,592,652
Jungheinrich AG	8,199	148,610
Porsche Automobil Holding SE (Germany)	33,701	1,701,690
Sartorius AG (non-vtg.)	5,997	1,687,641
Sixt AG Preference Shares	2,910	134,413
Sto SE & Co. KGaA	572	57,668
Volkswagen AG	30,499	4,285,411

TOTAL GERMANY		11,579,590

Italy - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	12,897	134,831
Danieli & C. Officine Meccaniche SpA	5,810	43,104
Telecom Italia SpA (Risparmio Shares)	2,020,346	804,566

TOTAL ITALY		982,501

Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,738	89,558
Daishin Securities Co. Ltd.	4,429	31,171
Hyundai Motor Co.	5,997	280,884
Hyundai Motor Co. Series 2	13,912	671,070
LG Chemical Ltd.	665	94,426
LG Household & Health Care Ltd.	351	209,761
Samsung Electronics Co. Ltd.	197,885	6,882,093

TOTAL KOREA (SOUTH)		8,258,963

Panama - 0.0%
Avianca Holdings SA	19,286	2,450
Russia - 0.0%
AK Transneft OAO	65	119,258
Surgutneftegas OJSC	942,955	461,431

TOTAL RUSSIA		580,689

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $50,926,363)		36,178,585

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.16% (f)	32,055,022	32,064,639
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	30,716,501	30,719,572
TOTAL MONEY MARKET FUNDS
(Cost $62,782,787)		62,784,211
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $4,267,256,963)		3,758,964,305
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(31,839,042)
NET ASSETS - 100%		$3,727,125,263
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	250	June 2020	$20,478,750	$2,821,642	$2,821,642
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	195	June 2020	8,832,525	1,140,468	1,140,468
TME S&P/TSX 60 Index Contracts (Canada)	16	June 2020	2,041,912	468,315	468,315
TOTAL FUTURES CONTRACTS					$4,430,425

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,366,539 or 1.9% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$516,589
Fidelity Securities Lending Cash Central Fund	424,953
Total	$941,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$259,455,107	$78,291,900	$181,161,034	$2,173
Consumer Discretionary	439,942,347	221,592,962	218,292,911	56,474
Consumer Staples	363,387,189	111,987,985	251,346,058	53,146
Energy	177,775,966	65,328,949	112,441,729	5,288
Financials	648,315,591	262,936,959	385,378,632	--
Health Care	385,221,934	130,793,884	254,417,940	10,110
Industrials	453,823,633	190,507,837	262,930,541	385,255
Information Technology	395,557,591	168,391,357	227,154,889	11,345
Materials	286,517,364	126,717,490	159,793,594	6,280
Real Estate	153,453,157	68,370,679	84,689,098	393,380
Utilities	132,730,215	63,272,783	69,457,432	--
Money Market Funds	62,784,211	62,784,211	--	--
Total Investments in Securities:	$3,758,964,305	$1,550,976,996	$2,207,063,858	$923,451
Derivative Instruments:
Assets
Futures Contracts	$4,430,425	$4,430,425	$--	$--
Total Assets	$4,430,425	$4,430,425	$--	$--
Total Derivative Instruments:	$4,430,425	$4,430,425	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,430,425	$0
Total Equity Risk	4,430,425	0
Total Value of Derivatives	$4,430,425	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,743,486) — See accompanying schedule: Unaffiliated issuers (cost $4,204,474,176)	$3,696,180,094
Fidelity Central Funds (cost $62,782,787)	62,784,211
Total Investment in Securities (cost $4,267,256,963)		$3,758,964,305
Segregated cash with brokers for derivative instruments		4,363,144
Cash		22,859
Foreign currency held at value (cost $11,112,725)		11,135,698
Receivable for investments sold		114,723
Receivable for fund shares sold		4,837,463
Dividends receivable		14,731,232
Distributions receivable from Fidelity Central Funds		79,645
Other receivables		384
Total assets		3,794,249,453
Liabilities
Payable for investments purchased
Regular delivery	$31,206,063
Delayed delivery	51,057
Payable for fund shares redeemed	4,159,537
Accrued management fee	177,039
Payable for daily variation margin on futures contracts	809,639
Collateral on securities loaned	30,720,855
Total liabilities		67,124,190
Net Assets		$3,727,125,263
Net Assets consist of:
Paid in capital		$4,217,387,558
Total accumulated earnings (loss)		(490,262,295)
Net Assets		$3,727,125,263
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($3,727,125,263 ÷ 366,983,923 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$45,817,572
Interest		29,659
Income from Fidelity Central Funds (including $424,953 from security lending)		941,542
Income before foreign taxes withheld		46,788,773
Less foreign taxes withheld		(4,752,407)
Total income		42,036,366
Expenses
Management fee	$1,082,618
Independent trustees' fees and expenses	6,167
Commitment fees	4,381
Total expenses before reductions	1,093,166
Expense reductions	(5,957)
Total expenses after reductions		1,087,209
Net investment income (loss)		40,949,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,839,450)
Fidelity Central Funds	5,837
Foreign currency transactions	109,959
Futures contracts	1,242,554
Total net realized gain (loss)		(1,481,100)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $324,562)	(607,302,352)
Fidelity Central Funds	1,424
Assets and liabilities in foreign currencies	(48,144)
Futures contracts	3,964,524
Total change in net unrealized appreciation (depreciation)		(603,384,548)
Net gain (loss)		(604,865,648)
Net increase (decrease) in net assets resulting from operations		$(563,916,491)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,949,157	$78,385,566
Net realized gain (loss)	(1,481,100)	(2,952,973)
Change in net unrealized appreciation (depreciation)	(603,384,548)	195,197,421
Net increase (decrease) in net assets resulting from operations	(563,916,491)	270,630,014
Distributions to shareholders	(89,709,041)	(29,366,688)
Share transactions - net increase (decrease)	1,126,044,206	1,751,970,675
Total increase (decrease) in net assets	472,418,674	1,993,234,001
Net Assets
Beginning of period	3,254,706,589	1,261,472,588
End of period	$3,727,125,263	$3,254,706,589

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$11.14	$12.39	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.37	.34	.31	.08
Net realized and unrealized gain (loss)	(1.74)	.81	(1.36)	2.04	.01
Total from investment operations	(1.61)	1.18	(1.02)	2.35	.09
Distributions from net investment income	(.32)	(.23)	(.17)	(.04)	–
Distributions from net realized gain	–	–	(.06)	(.01)	–
Total distributions	(.32)	(.23)	(.23)	(.05)	–
Redemption fees added to paid in capitalB	–	–	–C	–C	–C
Net asset value, end of period	$10.16	$12.09	$11.14	$12.39	$10.09
Total ReturnD,E	(13.69)%	10.88%	(8.42)%	23.37%	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.06%	.06%	.10%H
Expenses net of fee waivers, if any	.06%H	.06%	.06%	.06%	.06%H
Expenses net of all reductions	.06%H	.06%	.06%	.06%	.06%H
Net investment income (loss)	2.27%H	3.25%	2.81%	2.65%	2.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,727,125	$3,254,707	$589,295	$135,488	$1,289
Portfolio turnover rateI	2%H	4%	3%	2%	1%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Total International Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$280,199,928
Gross unrealized depreciation	(791,574,462)
Net unrealized appreciation (depreciation)	$(511,374,534)
Tax cost	$4,274,769,264

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	1,119,327,051	32,330,835

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Total International Index Fund	$4,381

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $3,397. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $69 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,957.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Fidelity Total International Index Fund	89,709,041	29,366,688
Total	$89,709,041	$29,366,688

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Investor Class
Shares sold	–	18,656	$–	$212,470
Shares redeemed	–	(1,838,722)	–	(20,778,358)
Net increase (decrease)	–	(1,820,066)	$–	$(20,565,888)
Premium Class
Shares sold	–	749,820	$–	$8,552,900
Shares redeemed	–	(50,634,660)	–	(572,404,366)
Net increase (decrease)	–	(49,884,840)	$–	$(563,851,466)
Institutional Class
Shares sold	–	11,248	$–	$127,638
Shares redeemed	–	(8,685,711)	–	(98,214,683)
Net increase (decrease)	–	(8,674,463)	$–	$(98,087,045)
Fidelity Total International Index Fund
Shares sold	152,112,389	262,446,248	$1,695,223,379	$2,966,946,794
Reinvestment of distributions	7,099,791	2,613,038	85,197,461	27,959,510
Shares redeemed	(61,379,461)	(48,824,886)	(654,376,634)	(560,431,230)
Net increase (decrease)	97,832,719	216,234,400	$1,126,044,206	$2,434,475,074

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.06%	$1,000.00	$863.10	$.28
Hypothetical-C		$1,000.00	$1,024.57	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TI1-I-SANN-0620
1.9879614.103

Fidelity® U.S. Sustainability Index Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	10.2
Alphabet, Inc. Class C	3.3
Alphabet, Inc. Class A	3.2
Johnson & Johnson	3.1
Visa, Inc. Class A	2.4
Procter & Gamble Co.	2.3
Intel Corp.	2.0
MasterCard, Inc. Class A	1.9
The Home Depot, Inc.	1.9
Verizon Communications, Inc.	1.8
32.1

Top Five Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	26.3
Health Care	15.1
Communication Services	10.6
Financials	10.1
Consumer Discretionary	9.9

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.6%

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.	23,365	$248,136
Verizon Communications, Inc.	98,970	5,685,827
		5,933,963
Entertainment - 1.8%
Electronic Arts, Inc. (a)	6,988	798,449
The Walt Disney Co.	43,144	4,666,024
		5,464,473
Interactive Media & Services - 6.5%
Alphabet, Inc.:
Class A (a)	7,174	9,661,226
Class C (a)	7,398	9,977,387
TripAdvisor, Inc.	2,508	50,085
		19,688,698
Media - 0.4%
Discovery Communications, Inc.:
Class A (a)(b)	3,748	84,030
Class C (non-vtg.) (a)	8,613	175,791
Liberty Broadband Corp. Class C (a)	2,570	315,288
Liberty Global PLC:
Class A (a)	3,835	74,476
Class C (a)	9,986	182,844
Omnicom Group, Inc.	5,235	298,552
		1,130,981

TOTAL COMMUNICATION SERVICES		32,218,115

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
Aptiv PLC	6,125	425,994
BorgWarner, Inc.	4,990	142,564
		568,558
Automobiles - 0.9%
Harley-Davidson, Inc.	3,689	80,531
Tesla, Inc. (a)	3,236	2,530,164
		2,610,695
Distributors - 0.1%
Genuine Parts Co.	3,463	274,547
LKQ Corp. (a)	7,386	193,144
		467,691
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	5,956	162,658
Darden Restaurants, Inc.	3,064	226,093
Domino's Pizza, Inc.	933	337,681
Hilton Worldwide Holdings, Inc.	6,427	486,588
McDonald's Corp.	18,027	3,381,144
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,184	85,018
Royal Caribbean Cruises Ltd. (b)	4,247	198,632
Starbucks Corp.	28,272	2,169,311
Vail Resorts, Inc.	961	164,331
		7,211,456
Household Durables - 0.3%
Garmin Ltd.	3,169	257,196
Mohawk Industries, Inc. (a)	1,450	127,194
Newell Brands, Inc.	9,591	133,123
NVR, Inc. (a)	84	260,400
Whirlpool Corp.	1,505	168,169
		946,082
Internet & Direct Marketing Retail - 0.8%
Expedia, Inc.	3,321	235,725
MercadoLibre, Inc. (a)	1,072	625,523
The Booking Holdings, Inc. (a)	1,002	1,483,531
		2,344,779
Leisure Products - 0.1%
Hasbro, Inc.	3,096	223,562
Multiline Retail - 0.0%
Kohl's Corp.	3,797	70,093
Nordstrom, Inc. (b)	2,549	47,870
		117,963
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	1,651	199,622
Best Buy Co., Inc.	5,689	436,517
CarMax, Inc. (a)(b)	3,956	291,359
Gap, Inc. (b)	5,304	43,068
Lowe's Companies, Inc.	18,386	1,925,934
Ross Stores, Inc.	8,660	791,178
The Home Depot, Inc.	26,108	5,739,322
Tiffany & Co., Inc.	2,595	328,268
TJX Companies, Inc.	28,940	1,419,507
Tractor Supply Co.	2,820	286,033
Ulta Beauty, Inc. (a)	1,332	290,269
		11,751,077
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	3,570	54,443
Hanesbrands, Inc.	8,628	85,762
lululemon athletica, Inc. (a)	2,651	592,445
NIKE, Inc. Class B	29,822	2,599,882
PVH Corp.	1,769	87,088
Tapestry, Inc.	6,709	99,830
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,591	47,838
Class C (non-vtg.) (a)	4,526	41,956
VF Corp.	8,139	472,876
		4,082,120

TOTAL CONSUMER DISCRETIONARY		30,323,983

CONSUMER STAPLES - 7.3%
Beverages - 2.9%
PepsiCo, Inc.	33,372	4,414,782
The Coca-Cola Co.	97,423	4,470,741
		8,885,523
Food Products - 0.8%
Bunge Ltd.	3,373	133,807
Campbell Soup Co.	3,945	197,171
General Mills, Inc.	14,460	866,009
Hormel Foods Corp.	7,059	330,714
Kellogg Co.	6,139	402,105
McCormick & Co., Inc. (non-vtg.)	2,962	464,560
		2,394,366
Household Products - 3.3%
Clorox Co.	3,005	560,252
Colgate-Palmolive Co.	19,484	1,369,141
Kimberly-Clark Corp.	8,203	1,135,951
Procter & Gamble Co.	59,679	7,034,364
		10,099,708
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	5,327	939,683

TOTAL CONSUMER STAPLES		22,319,280

ENERGY - 2.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	15,482	215,974
National Oilwell Varco, Inc.	9,190	116,162
Schlumberger Ltd.	33,222	558,794
TechnipFMC PLC	10,031	89,376
		980,306
Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	9,062	118,531
Cheniere Energy, Inc. (a)	5,458	254,834
ConocoPhillips Co.	26,273	1,106,093
Devon Energy Corp.	9,144	114,026
Hess Corp.	6,530	317,619
HollyFrontier Corp.	3,626	119,803
Kinder Morgan, Inc.	48,809	743,361
Marathon Oil Corp.	19,196	117,480
Marathon Petroleum Corp.	15,556	499,036
Noble Energy, Inc.	11,492	112,737
Occidental Petroleum Corp.	21,451	356,087
ONEOK, Inc.	9,935	297,355
Phillips 66 Co.	10,639	778,456
Pioneer Natural Resources Co.	3,977	355,186
Targa Resources Corp.	5,490	71,150
The Williams Companies, Inc.	29,022	562,156
Valero Energy Corp.	9,832	622,857
		6,546,767

TOTAL ENERGY		7,527,073

FINANCIALS - 10.1%
Banks - 2.1%
Citizens Financial Group, Inc.	10,349	231,714
Comerica, Inc.	3,428	119,500
East West Bancorp, Inc.	3,501	122,780
Fifth Third Bancorp	17,052	318,702
First Republic Bank	4,032	420,497
Huntington Bancshares, Inc.	24,582	227,138
KeyCorp	23,694	276,035
M&T Bank Corp.	3,010	337,361
Peoples United Financial, Inc.	10,662	135,301
PNC Financial Services Group, Inc.	10,489	1,118,862
Regions Financial Corp.	22,965	246,874
Signature Bank	1,303	139,656
SVB Financial Group (a)	1,243	240,110
Truist Financial Corp.	32,108	1,198,271
U.S. Bancorp	35,514	1,296,261
Zions Bancorp NA	4,056	128,210
		6,557,272
Capital Markets - 4.1%
Ameriprise Financial, Inc.	3,043	349,762
Bank of New York Mellon Corp.	19,866	745,770
BlackRock, Inc. Class A	2,771	1,391,153
Cboe Global Markets, Inc.	2,670	265,345
Charles Schwab Corp.	27,624	1,041,977
CME Group, Inc.	8,575	1,528,151
E*TRADE Financial Corp.	5,381	218,522
FactSet Research Systems, Inc.	903	248,325
Franklin Resources, Inc. (b)	7,120	134,141
Intercontinental Exchange, Inc.	13,323	1,191,742
Invesco Ltd.	9,194	79,252
KKR & Co. LP	11,912	300,302
Moody's Corp.	4,066	991,697
Northern Trust Corp.	4,831	382,422
Raymond James Financial, Inc.	2,974	196,046
S&P Global, Inc.	5,848	1,712,762
State Street Corp.	8,708	548,952
T. Rowe Price Group, Inc.	5,592	646,603
TD Ameritrade Holding Corp.	6,438	252,820
The NASDAQ OMX Group, Inc.	2,759	302,580
		12,528,324
Consumer Finance - 0.7%
Ally Financial, Inc.	9,056	148,428
American Express Co.	16,650	1,519,313
Discover Financial Services	7,533	323,693
		1,991,434
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	9,973	182,705
Voya Financial, Inc.	3,212	145,086
		327,791
Insurance - 3.1%
Allstate Corp.	7,753	788,635
American Financial Group, Inc.	1,827	121,020
American International Group, Inc.	20,847	530,139
Aon PLC	5,603	967,470
Arch Capital Group Ltd. (a)	9,655	232,010
Arthur J. Gallagher & Co.	4,480	351,680
Assurant, Inc.	1,444	153,411
Chubb Ltd.	10,847	1,171,584
Erie Indemnity Co. Class A	615	109,507
Hartford Financial Services Group, Inc.	8,658	328,917
Lincoln National Corp.	4,726	167,631
Loews Corp.	6,377	221,027
Marsh & McLennan Companies, Inc.	12,074	1,175,162
Principal Financial Group, Inc.	6,617	240,925
Progressive Corp.	13,990	1,081,427
Prudential Financial, Inc.	9,636	600,997
Reinsurance Group of America, Inc.	1,492	156,183
The Travelers Companies, Inc.	6,178	625,275
Willis Group Holdings PLC	3,079	548,955
		9,571,955

TOTAL FINANCIALS		30,976,776

HEALTH CARE - 15.1%
Biotechnology - 3.9%
AbbVie, Inc.	35,396	2,909,551
Amgen, Inc.	14,219	3,401,469
Biogen, Inc. (a)	4,319	1,282,009
BioMarin Pharmaceutical, Inc. (a)	4,310	396,606
Gilead Sciences, Inc.	30,280	2,543,520
Vertex Pharmaceuticals, Inc. (a)	6,152	1,545,382
		12,078,537
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	1,797	386,085
Becton, Dickinson & Co.	6,473	1,634,627
Dentsply Sirona, Inc.	5,297	224,805
DexCom, Inc. (a)	2,191	734,423
Edwards Lifesciences Corp. (a)	4,992	1,085,760
Hologic, Inc. (a)	6,447	322,995
IDEXX Laboratories, Inc. (a)	2,054	570,190
ResMed, Inc.	3,444	534,922
STERIS PLC	2,019	287,708
Varian Medical Systems, Inc. (a)	2,165	247,633
		6,029,148
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	3,713	332,908
Cardinal Health, Inc.	7,024	347,548
Centene Corp. (a)	13,972	930,256
Cigna Corp.	8,935	1,749,294
HCA Holdings, Inc.	6,493	713,451
Henry Schein, Inc. (a)	3,502	191,069
Humana, Inc.	3,169	1,209,988
Laboratory Corp. of America Holdings (a)	2,330	383,169
Quest Diagnostics, Inc.	3,234	356,096
		6,213,779
Health Care Technology - 0.2%
Cerner Corp.	7,523	522,021
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	7,409	567,974
IQVIA Holdings, Inc. (a)	3,950	563,231
Mettler-Toledo International, Inc.(a)	584	420,445
Waters Corp. (a)	1,535	287,045
		1,838,695
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	56,104	3,411,684
Jazz Pharmaceuticals PLC (a)	1,352	149,058
Johnson & Johnson	62,987	9,450,569
Merck & Co., Inc.	60,930	4,834,186
Perrigo Co. PLC	3,079	164,111
Zoetis, Inc. Class A	11,399	1,474,005
		19,483,613

TOTAL HEALTH CARE		46,165,793

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
Howmet Aerospace, Inc.	9,315	121,747
TransDigm Group, Inc.	1,155	419,357
		541,104
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,222	228,440
Expeditors International of Washington, Inc.	4,057	290,501
United Parcel Service, Inc. Class B	16,772	1,587,638
		2,106,579
Airlines - 0.1%
Delta Air Lines, Inc.	3,853	99,831
Southwest Airlines Co.	3,133	97,906
		197,737
Building Products - 0.6%
Allegion PLC	2,213	222,495
Fortune Brands Home & Security, Inc.	3,316	159,831
Johnson Controls International PLC	18,484	538,069
Lennox International, Inc.	826	154,198
Masco Corp.	6,840	280,714
Owens Corning	2,635	114,254
Trane Technologies PLC	5,740	501,791
		1,971,352
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	5,019	402,072
Waste Management, Inc.	10,151	1,015,303
		1,417,375
Electrical Equipment - 0.5%
Acuity Brands, Inc.	950	82,261
Eaton Corp. PLC	9,894	826,149
Rockwell Automation, Inc.	2,766	524,102
Sensata Technologies, Inc. PLC (a)	3,782	137,589
		1,570,101
Industrial Conglomerates - 1.0%
3M Co.	13,763	2,090,875
Roper Technologies, Inc.	2,490	849,165
		2,940,040
Machinery - 2.4%
Caterpillar, Inc.	13,227	1,539,358
Cummins, Inc.	3,485	569,798
Deere & Co.	7,158	1,038,339
Dover Corp.	3,491	326,932
Flowserve Corp.	3,103	87,412
IDEX Corp.	1,812	278,378
Illinois Tool Works, Inc.	7,688	1,249,300
PACCAR, Inc.	8,282	573,363
Parker Hannifin Corp.	3,079	486,851
Pentair PLC	3,805	131,615
Snap-On, Inc.	1,307	170,289
Stanley Black & Decker, Inc.	3,646	401,789
WABCO Holdings, Inc. (a)	1,224	164,481
Xylem, Inc.	4,330	311,327
		7,329,232
Professional Services - 0.3%
IHS Markit Ltd.	9,117	613,574
Manpower, Inc.	1,428	106,015
Nielsen Holdings PLC	8,506	125,293
Robert Half International, Inc.	2,771	130,985
		975,867
Road & Rail - 1.7%
AMERCO	217	60,788
CSX Corp.	17,680	1,170,946
Kansas City Southern	2,383	311,101
Norfolk Southern Corp.	6,241	1,067,835
Union Pacific Corp.	16,614	2,654,751
		5,265,421
Trading Companies & Distributors - 0.3%
Fastenal Co.	13,742	497,735
United Rentals, Inc. (a)	1,791	230,144
W.W. Grainger, Inc.	1,102	303,689
		1,031,568

TOTAL INDUSTRIALS		25,346,376

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	4,102	589,909
Electronic Equipment & Components - 0.4%
Keysight Technologies, Inc. (a)	4,498	435,271
TE Connectivity Ltd.	8,009	588,341
Trimble, Inc. (a)	5,935	205,529
		1,229,141
IT Services - 6.5%
Accenture PLC Class A	15,199	2,814,703
Cognizant Technology Solutions Corp. Class A	13,113	760,816
IBM Corp.	21,200	2,661,872
Jack Henry & Associates, Inc.	1,832	299,624
MasterCard, Inc. Class A	21,486	5,908,005
The Western Union Co.	9,986	190,433
Visa, Inc. Class A	40,992	7,326,090
		19,961,543
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	22,109	1,098,375
Intel Corp.	104,104	6,244,158
Lam Research Corp.	3,472	886,332
Marvell Technology Group Ltd.	15,202	406,501
NVIDIA Corp.	13,915	4,067,076
Texas Instruments, Inc.	22,366	2,596,022
		15,298,464
Software - 13.9%
Adobe, Inc. (a)	11,585	4,096,919
Autodesk, Inc. (a)	5,257	983,742
Cadence Design Systems, Inc. (a)	6,721	545,275
Citrix Systems, Inc.	3,122	452,721
Intuit, Inc.	6,230	1,680,916
Microsoft Corp.	173,458	31,085,406
Salesforce.com, Inc. (a)	19,942	3,229,607
VMware, Inc. Class A (a)(b)	1,958	257,516
		42,332,102
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc. (a)	3,863	164,911
Hewlett Packard Enterprise Co.	31,116	313,027
HP, Inc.	35,479	550,279
		1,028,217

TOTAL INFORMATION TECHNOLOGY		80,439,376

MATERIALS - 2.7%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	5,068	100,042
Celanese Corp. Class A	2,879	239,159
Ecolab, Inc.	6,208	1,201,248
International Flavors & Fragrances, Inc. (b)	2,439	319,582
Linde PLC	12,855	2,365,191
PPG Industries, Inc.	5,662	514,279
Sherwin-Williams Co.	1,988	1,066,304
The Mosaic Co.	8,623	99,251
		5,905,056
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,989	219,566
Ball Corp.	7,446	488,383
International Paper Co.	8,956	306,743
		1,014,692
Metals & Mining - 0.5%
Newmont Corp.	19,615	1,166,700
Nucor Corp.	7,294	300,440
		1,467,140

TOTAL MATERIALS		8,386,888

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	2,761	433,725
American Tower Corp.	10,601	2,523,038
Boston Properties, Inc.	3,714	360,927
Camden Property Trust (SBI)	2,306	203,089
Duke Realty Corp.	8,840	306,748
Equinix, Inc.	2,041	1,378,083
Federal Realty Investment Trust (SBI)	1,799	149,803
HCP, Inc.	11,898	311,014
Host Hotels & Resorts, Inc.	17,085	210,316
Iron Mountain, Inc.	6,839	165,367
Prologis, Inc.	17,648	1,574,731
SBA Communications Corp. Class A	2,695	781,334
UDR, Inc.	6,979	261,503
Welltower, Inc.	9,721	498,007
Weyerhaeuser Co.	17,882	391,079
		9,548,764
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	7,642	328,071
Jones Lang LaSalle, Inc.	1,228	129,652
		457,723

TOTAL REAL ESTATE		10,006,487

UTILITIES - 3.3%
Electric Utilities - 1.2%
Alliant Energy Corp.	5,826	282,852
Edison International	8,592	504,436
Eversource Energy	7,753	625,667
Pinnacle West Capital Corp.	2,678	206,179
Southern Co.	25,110	1,424,490
Xcel Energy, Inc.	12,554	797,932
		3,841,556
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	15,813	209,522
Multi-Utilities - 1.8%
CMS Energy Corp.	6,812	388,897
Consolidated Edison, Inc.	7,957	627,012
Dominion Energy, Inc.	19,696	1,519,152
DTE Energy Co.	4,604	477,619
NiSource, Inc.	8,896	223,379
Public Service Enterprise Group, Inc.	12,108	613,997
Sempra Energy	6,749	835,864
WEC Energy Group, Inc.	7,547	683,381
		5,369,301
Water Utilities - 0.2%
American Water Works Co., Inc.	4,330	526,918

TOTAL UTILITIES		9,947,297

TOTAL COMMON STOCKS
(Cost $297,041,287)		303,657,444

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.16% (c)	2,903,513	2,904,384
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	1,299,008	1,299,138
TOTAL MONEY MARKET FUNDS
(Cost $4,203,472)		4,203,522
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $301,244,759)		307,860,966
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,476,518)
NET ASSETS - 100%		$305,384,448

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	June 2020	$1,886,560	$150,927	$150,927

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,257
Fidelity Securities Lending Cash Central Fund	2,455
Total	$15,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$32,218,115	$32,218,115	$--	$--
Consumer Discretionary	30,323,983	30,323,983	--	--
Consumer Staples	22,319,280	22,319,280	--	--
Energy	7,527,073	7,527,073	--	--
Financials	30,976,776	30,976,776	--	--
Health Care	46,165,793	46,165,793	--	--
Industrials	25,346,376	25,346,376	--	--
Information Technology	80,439,376	80,439,376	--	--
Materials	8,386,888	8,386,888	--	--
Real Estate	10,006,487	10,006,487	--	--
Utilities	9,947,297	9,947,297	--	--
Money Market Funds	4,203,522	4,203,522	--	--
Total Investments in Securities:	$307,860,966	$307,860,966	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$150,927	$150,927	$--	$--
Total Assets	$150,927	$150,927	$--	$--
Total Derivative Instruments:	$150,927	$150,927	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$150,927	$0
Total Equity Risk	150,927	0
Total Value of Derivatives	$150,927	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,231,670) — See accompanying schedule: Unaffiliated issuers (cost $297,041,287)	$303,657,444
Fidelity Central Funds (cost $4,203,472)	4,203,522
Total Investment in Securities (cost $301,244,759)		$307,860,966
Segregated cash with brokers for derivative instruments		288,000
Receivable for fund shares sold		459,564
Dividends receivable		316,502
Distributions receivable from Fidelity Central Funds		360
Total assets		308,925,392
Liabilities
Payable for investments purchased	$1,479,233
Payable for fund shares redeemed	690,951
Accrued management fee	26,166
Payable for daily variation margin on futures contracts	45,526
Collateral on securities loaned	1,299,068
Total liabilities		3,540,944
Net Assets		$305,384,448
Net Assets consist of:
Paid in capital		$298,322,777
Total accumulated earnings (loss)		7,061,671
Net Assets		$305,384,448
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($305,384,448 ÷ 24,041,505 shares)		$12.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$2,571,709
Interest		193
Income from Fidelity Central Funds (including $2,455 from security lending)		15,712
Total income		2,587,614
Expenses
Management fee	$146,845
Independent trustees' fees and expenses	429
Commitment fees	312
Total expenses before reductions	147,586
Expense reductions	(100)
Total expenses after reductions		147,486
Net investment income (loss)		2,440,128
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(392,984)
Fidelity Central Funds	646
Futures contracts	(228,075)
Total net realized gain (loss)		(620,413)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,941,072)
Fidelity Central Funds	50
Futures contracts	132,637
Total change in net unrealized appreciation (depreciation)		(12,808,385)
Net gain (loss)		(13,428,798)
Net increase (decrease) in net assets resulting from operations		$(10,988,670)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,440,128	$2,457,802
Net realized gain (loss)	(620,413)	25,146
Change in net unrealized appreciation (depreciation)	(12,808,385)	19,183,521
Net increase (decrease) in net assets resulting from operations	(10,988,670)	21,666,469
Distributions to shareholders	(3,292,427)	(1,116,687)
Share transactions - net increase (decrease)	113,571,687	117,209,271
Total increase (decrease) in net assets	99,290,590	137,759,053
Net Assets
Beginning of period	206,093,858	68,334,805
End of period	$305,384,448	$206,093,858

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$11.43	$10.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.23	.21	.09
Net realized and unrealized gain (loss)	(.40)	1.69	.41	.81
Total from investment operations	(.28)	1.92	.62	.90
Distributions from net investment income	(.18)	(.15)	(.08)	–
Distributions from net realized gain	(.02)	(.02)	(.01)	–
Total distributions	(.20)	(.17)	(.09)	–
Net asset value, end of period	$12.70	$13.18	$11.43	$10.90
Total ReturnC,D	(2.25)%	17.06%	5.67%	9.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.11%G	.11%	.11%	.11%G
Expenses net of fee waivers, if any	.11%G	.11%	.11%	.11%G
Expenses net of all reductions	.11%G	.11%	.11%	.11%G
Net investment income (loss)	1.83%G	1.84%	1.82%	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$305,384	$206,094	$6,125	$558
Portfolio turnover rateH	10%G	12%	15%	3%I

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity U.S. Sustainability Index Fund (formerly Institutional Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,698,301
Gross unrealized depreciation	(27,093,556)
Net unrealized appreciation (depreciation)	$5,604,745
Tax cost	$302,407,148

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	124,576,628	12,805,177

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity U.S. Sustainability Index Fund	$312

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $237. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $100.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Fidelity U.S. Sustainability Index Fund	$3,292,427	$1,116,687
Total	$3,292,427	$1,116,687

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Investor Class
Shares sold	–	52,131	$–	$605,676
Shares redeemed	–	(1,190,190)	–	(14,026,768)
Net increase (decrease)	–	(1,138,059)	$–	$(13,421,092)
Premium Class
Shares sold	–	163,334	$–	$1,886,350
Shares redeemed	–	(4,469,837)	–	(52,703,290)
Net increase (decrease)	–	(4,306,503)	$–	$(50,816,940)
Fidelity U.S. Sustainability Index Fund
Shares sold	12,770,104	17,250,022	$169,317,261	$207,779,031
Reinvestment of distributions	223,714	91,681	3,022,374	1,022,239
Shares redeemed	(4,585,746)	(2,244,159)	(58,767,948)	(27,353,967)
Net increase (decrease)	8,408,072	15,097,544	$113,571,687	$181,447,303

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Fidelity U.S. Sustainability Index Fund	.11%
Actual		$1,000.00	$977.50	$.54
Hypothetical-C		$1,000.00	$1,024.32	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

USY-SANN-0620
1.9883816.102

Fidelity® International Sustainability Index Fund

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.6
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.3
SAP SE (Germany, Software)	1.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1
CSL Ltd. (Australia, Biotechnology)	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9
18.5

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	18.4
Consumer Discretionary	12.5
Industrials	11.2
Information Technology	10.9
Health Care	10.8
Consumer Staples	9.3
Communication Services	7.8
Materials	6.7
Energy	4.2
Utilities	3.9

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	16.0%
Cayman Islands	8.2%
United Kingdom	7.2%
Canada	7.1%
Germany	6.5%
France	5.9%
Switzerland	5.8%
Australia	5.5%
Taiwan	4.8%
Other*	33.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.2

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 5.5%
AMP Ltd. (a)	30,097	$27,769
APA Group unit	11,103	78,452
ASX Ltd.	1,763	92,955
Aurizon Holdings Ltd.	18,727	56,890
Australia & New Zealand Banking Group Ltd.	25,770	279,926
Bendigo & Adelaide Bank Ltd.	4,362	18,456
BlueScope Steel Ltd.	4,514	29,462
Boral Ltd.	9,874	19,190
Brambles Ltd.	13,969	99,844
Coca-Cola Amatil Ltd.	4,873	27,131
Cochlear Ltd.	602	71,576
Coles Group Ltd.	12,059	120,926
Commonwealth Bank of Australia	16,126	651,434
Computershare Ltd.	4,327	34,043
CSL Ltd.	4,140	825,215
DEXUS Property Group unit	8,987	53,350
Fortescue Metals Group Ltd.	12,578	96,124
Goodman Group unit	14,741	125,553
Harvey Norman Holdings Ltd.	4,785	8,585
Insurance Australia Group Ltd.	20,783	77,652
Lendlease Group unit	5,355	42,657
Macquarie Group Ltd.	3,114	206,281
Mirvac Group unit	37,762	54,872
National Australia Bank Ltd.	2,120	23,230
National Australia Bank Ltd.	26,181	286,878
Newcrest Mining Ltd.	7,256	130,219
Orica Ltd.	3,894	45,126
Origin Energy Ltd.	17,163	61,730
Ramsay Health Care Ltd.	1,659	67,375
SEEK Ltd.	2,964	33,091
SP AusNet	16,012	19,529
Stockland Corp. Ltd. unit	22,787	42,313
Sydney Airport unit	9,761	39,760
Telstra Corp. Ltd.	37,229	73,237
The GPT Group unit	18,525	50,912
Transurban Group unit	25,157	224,269
Wesfarmers Ltd.	10,395	252,489
Westpac Banking Corp.	32,456	337,677
Woodside Petroleum Ltd.	8,613	123,332
WorleyParsons Ltd.	2,701	15,656

TOTAL AUSTRALIA		4,925,166

Austria - 0.1%
Andritz AG	704	23,144
OMV AG	1,434	46,986
Voestalpine AG	1,147	23,750

TOTAL AUSTRIA		93,880

Bailiwick of Jersey - 0.3%
Ferguson PLC	2,023	145,863
Polymetal International PLC	2,016	41,478
WPP PLC	11,938	92,628

TOTAL BAILIWICK OF JERSEY		279,969

Belgium - 0.4%
Colruyt NV	519	31,065
KBC Groep NV	2,260	122,585
Solvay SA Class A	699	54,570
Titan Cement International Trading SA	385	5,350
Titan Cement International Trading SA	20	277
UCB SA	1,142	104,547
Umicore SA	1,770	76,713

TOTAL BELGIUM		395,107

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	34,000	81,328
Alibaba Pictures Group Ltd. (a)	140,000	18,751
Beijing Enterprises Water Group Ltd.	46,000	17,850
China Gas Holdings Ltd.	24,000	87,330
China Resource Gas Group Ltd.	8,000	44,963
Neo-China Group (Holdings) Ltd.	3,000	296

TOTAL BERMUDA		250,518

Brazil - 0.7%
Atacadao Distribuicao Comercio e Industria Ltda	3,800	13,976
B2W Companhia Global do Varejo (a)	2,000	26,941
Banco do Brasil SA	8,300	43,500
Banco Santander SA (Brasil) unit	4,000	19,861
BM&F BOVESPA SA	18,300	129,294
BR Malls Participacoes SA	6,300	11,632
Cielo SA	9,800	7,317
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,600	19,484
Cosan SA Industria e Comercio	1,300	14,425
Energisa SA unit	1,500	12,054
ENGIE Brasil Energia SA	1,650	11,870
Klabin SA unit	6,900	22,599
Localiza Rent A Car SA	5,400	33,952
Lojas Renner SA	7,730	54,572
Natura & Co. Holding SA	6,272	40,968
Notre Dame Intermedica Participacoes SA	4,600	46,365
TIM Participacoes SA	8,200	19,241
Ultrapar Participacoes SA	6,500	17,332
Weg SA	7,940	58,317

TOTAL BRAZIL		603,700

Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	2,177	127,200
Algonquin Power & Utilities Corp.	4,830	66,970
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,946	221,720
AltaGas Ltd.	2,468	29,504
Aurora Cannabis, Inc. (a)(b)	10,962	8,033
Bank of Montreal	5,811	295,445
Bank of Nova Scotia	11,099	444,933
BlackBerry Ltd. (a)	5,040	21,508
CAE, Inc.	2,589	42,780
Canadian Apartment Properties (REIT) unit	844	29,044
Canadian Imperial Bank of Commerce	4,046	239,746
Canadian National Railway Co.	6,508	538,192
Canadian Tire Ltd. Class A (non-vtg.)	533	37,399
Cenovus Energy, Inc. (Canada)	9,213	33,425
CGI Group, Inc. Class A (sub. vtg.) (a)	2,185	139,346
Cronos Group, Inc. (a)	1,613	9,549
Dollarama, Inc.	2,838	89,017
Empire Co. Ltd. Class A (non-vtg.)	1,583	34,948
Enbridge, Inc.	18,444	565,133
First Capital Realty, Inc. unit	1,034	10,660
Fortis, Inc.	4,031	156,207
Franco-Nevada Corp.	1,718	227,298
Gildan Activewear, Inc.	1,809	25,239
Loblaw Companies Ltd.	1,640	80,707
Lundin Mining Corp.	6,594	32,308
Magna International, Inc. Class A (sub. vtg.)	2,612	101,782
Metro, Inc. Class A (sub. vtg.)	2,268	93,314
Nutrien Ltd.	5,326	190,205
Open Text Corp.	2,417	91,335
PrairieSky Royalty Ltd.	1,829	13,376
Rogers Communications, Inc. Class B (non-vtg.)	3,317	138,928
Shopify, Inc. Class A (a)	946	599,957
Sun Life Financial, Inc.	5,456	187,008
Suncor Energy, Inc.	14,022	250,028
Teck Resources Ltd. Class B (sub. vtg.)	4,434	39,086
TELUS Corp.	3,897	63,692
The Toronto-Dominion Bank	16,522	690,341
West Fraser Timber Co. Ltd.	459	12,775
Wheaton Precious Metals Corp.	4,067	154,534
WSP Global, Inc.	1,026	68,852

TOTAL CANADA		6,201,524

Cayman Islands - 8.2%
3SBio, Inc. (a)(c)	11,000	11,152
51job, Inc. sponsored ADR (a)	259	15,524
AAC Technology Holdings, Inc.	7,000	33,107
Alibaba Group Holding Ltd. sponsored ADR (a)	15,839	3,210,069
ASM Pacific Technology Ltd.	2,700	27,283
Baozun, Inc. sponsored ADR (a)(b)	440	14,010
Best, Inc. ADR (a)	1,899	10,198
Chailease Holding Co. Ltd.	10,262	38,919
China Conch Venture Holdings Ltd.	14,000	66,939
China Liansu Group Holdings Ltd.	10,000	14,330
China Medical System Holdings Ltd.	14,000	16,480
China Mengniu Dairy Co. Ltd.	26,000	92,069
China Zhongwang Holdings Ltd.	12,000	2,884
Country Garden Services Holdings Co. Ltd.	11,000	50,822
Dali Foods Group Co. Ltd. (c)	19,500	12,047
ENN Energy Holdings Ltd.	7,500	84,543
Geely Automobile Holdings Ltd.	48,000	74,665
Genscript Biotech Corp. (a)	8,000	14,267
Greentown Service Group Co. Ltd.	10,000	13,160
Hutchison China Meditech Ltd. sponsored ADR (a)	514	11,056
Jiayuan International Group Ltd.	3	1
Kingdee International Software Group Co. Ltd.	22,000	31,464
Lee & Man Paper Manufacturing Ltd.	11,000	6,758
Meituan Dianping Class B (a)	9,500	127,196
Pinduoduo, Inc. ADR (a)	1,820	86,341
Shenzhou International Group Holdings Ltd.	7,200	83,100
Shui On Land Ltd.	27,500	4,872
Sino Biopharmaceutical Ltd.	65,500	95,473
SOHO China Ltd.	20,000	9,584
Tencent Holdings Ltd.	53,200	2,796,694
Towngas China Co. Ltd.	6,080	3,056
Vipshop Holdings Ltd. ADR (a)	4,153	66,157
Wuxi Biologics (Cayman), Inc. (a)(c)	7,000	108,965
Yuzhou Properties Co.	14,114	6,013
Zhongsheng Group Holdings Ltd. Class H	5,500	22,075

TOTAL CAYMAN ISLANDS		7,261,273

Chile - 0.2%
Aguas Andinas SA	23,601	7,915
Compania de Petroleos de Chile SA (COPEC)	4,111	25,693
Empresa Nacional de Telecomunicaciones SA (ENTEL)	972	5,879
Empresas CMPC SA	9,300	20,049
Enersis SA	343,174	56,312
LATAM Airlines Group SA	2,409	9,103
S.A.C.I. Falabella	6,142	16,773

TOTAL CHILE		141,724

China - 1.8%
A-Living Services Co. Ltd. (H Shares) (c)	3,750	20,730
Air China Ltd.:
(A Shares)	1,500	1,520
(H Shares)	18,000	12,834
Baic Motor Corp. Ltd. (H Shares) (c)	16,000	7,000
Bank of Shanghai Co. Ltd. (A Shares)	16,890	19,442
Baoshan Iron & Steel Co. Ltd. (A Shares)	22,400	15,333
BBMG Corp.:
(A Shares)	5,200	2,356
(H Shares)	29,000	7,332
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	700	3,773
Beijing Originwater Technology Co. Ltd. (A Shares)	2,200	2,934
Beijing Sanju Environmental Protection and New Material Co. Ltd. (A Shares)	2,100	1,225
BYD Co. Ltd.:
(A Shares)	400	3,341
(H Shares)	7,000	43,532
China CITIC Bank Corp. Ltd. (H Shares)	84,000	41,037
China Construction Bank Corp. (H Shares)	890,000	714,371
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	2,000	1,227
(H Shares) (a)	22,000	8,941
China Everbright Bank Co. Ltd. (H Shares)	29,000	12,306
China International Marine Containers Group Co. Ltd.	480	501
China Jushi Co. Ltd. (A Shares)	1,800	2,215
China Longyuan Power Grid Corp. Ltd. (H Shares)	28,000	13,995
China Meheco Co. Ltd. (A Shares)	700	1,411
China Merchants Bank Co. Ltd. (H Shares)	36,500	172,729
China Merchants Securities Co. Ltd. (A Shares)	1,000	2,580
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	2,900	6,942
China Minsheng Banking Corp. Ltd. (H Shares)	66,500	49,536
China Molybdenum Co. Ltd.:
(H Shares)	48,000	14,482
Class A	4,900	2,387
China Shenhua Energy Co. Ltd.:
(A Shares)	1,700	3,814
(H Shares)	33,500	59,348
China Vanke Co. Ltd.:
(A Shares)	3,500	13,115
(H Shares)	16,700	56,124
Contemporary Amperex Technology Co. Ltd.	900	17,836
COSCO Shipping Development Co. Ltd. (A Shares)	1,500	407
Eve Energy Co. Ltd. (A shares) (a)	400	3,744
GEM Co. Ltd. (A Shares)	2,400	1,556
Grandjoy Holdings Group Co. Ltd.	1,900	1,441
Greenland Holdings Corp. Ltd. (A Shares)	3,000	2,379
Guangzhou Automobile Group Co. Ltd.	2,100	2,892
Guangzhou Automobile Group Co. Ltd. (H Shares)	27,200	24,407
Guoxuan High Tech Co. Ltd. (A Shares)	1,100	3,480
Hangzhou Robam Appliances Co. Ltd. (A Shares)	300	1,337
Hengli Petrochemical Co. Ltd. (A Shares)	2,600	5,135
Huadong Medicine Co. Ltd. (A Shares)	480	1,341
Jiangsu Expressway Co. Ltd. (H Shares)	12,000	14,324
Jinke Properties Group Co. Ltd. (A Shares)	1,800	2,004
Legend Holdings Corp. (H Shares) (c)	3,800	4,447
NARI Technology Co. Ltd. (A Shares)	2,000	5,637
Oceanwide Holdings Co., Ltd. (A Shares)	2,100	1,027
Offshore Oil Enginering Co. Ltd. (A Shares)	1,000	696
Poly Developments & Holdings (A Shares)	5,000	11,334
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	20,000	30,383
Shanghai International Airport Co. Ltd. (A Shares)	200	1,981
Shanghai M&G Stationery, Inc. (A Shares)	400	2,888
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	4,954
(H Shares)	7,000	12,321
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (A Shares)	400	808
Shenzhen Expressway Co. Ltd. (H Shares)	6,000	6,879
Shenzhen Inovance Technology Co. Ltd. (A Shares)	600	2,751
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)	1,600	784
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	1,400	2,583
Sichuan Chuantou Energy Co. Ltd. (A Shares)	1,900	2,407
Sinochem International Corp. (A Shares)	2,100	1,455
Sinopharm Group Co. Ltd. (H Shares)	12,400	33,435
Sinotrans Ltd.	2,800	1,281
Sinotrans Ltd. (H Shares)	31,000	7,520
Suning.com Co. Ltd. (A Shares)	4,100	4,851
TBEA Co. Ltd. (A Shares)	1,000	1,059
TCL Corp. (A Shares)	2,800	1,810
Transfar Zhilian Co. Ltd.	1,200	1,034
Tus-Sound Environmental Resources Co. Ltd. (A Shares)	500	563
Wanxiang Qianchao Co. Ltd. (A Shares)	600	418
Xiamen Tungsten Co. Ltd. (A Shares)	700	1,114
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	800	1,123
(H Shares)	13,618	13,352
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	900	595
Yunnan Energy New Material Co. Ltd.	300	2,271
Zhejiang Expressway Co. Ltd. (H Shares)	16,000	12,101
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	260	1,242
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	1,100	1,884
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	600	1,102
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,600	1,439
(H Shares)	17,200	13,925

TOTAL CHINA		1,596,150

Colombia - 0.0%
Interconexion Electrica SA ESP	3,564	16,384
Inversiones Argos SA	2,561	5,964

TOTAL COLOMBIA		22,348

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	1,538	28,683
Komercni Banka A/S	772	16,365

TOTAL CZECH REPUBLIC		45,048

Denmark - 2.2%
Christian Hansen Holding A/S	994	85,660
Coloplast A/S Series B	1,091	172,560
Genmab A/S (a)	607	145,972
H Lundbeck A/S	602	21,934
ISS Holdings A/S	1,514	22,590
Novo Nordisk A/S Series B	16,151	1,030,273
Novozymes A/S Series B	1,902	93,183
ORSTED A/S (c)	1,704	172,271
Pandora A/S	955	33,927
Tryg A/S	1,137	30,106
Vestas Wind Systems A/S	1,699	145,899
William Demant Holding A/S (a)	1,074	25,670

TOTAL DENMARK		1,980,045

Egypt - 0.1%
Commercial International Bank SAE	10,657	43,338
Commercial International Bank SAE sponsored GDR	2,421	9,297

TOTAL EGYPT		52,635

Finland - 0.5%
Metso Corp.	1,034	28,702
Neste Oyj	3,826	135,551
Nokian Tyres PLC	1,221	26,138
Orion Oyj (B Shares)	951	48,335
Stora Enso Oyj (R Shares)	5,577	66,005
UPM-Kymmene Corp.	4,836	133,866
Wartsila Corp.	3,933	28,894

TOTAL FINLAND		467,491

France - 5.9%
Accor SA	1,669	46,310
Air Liquide SA	4,288	544,809
Atos Origin SA	920	65,592
AXA SA	17,474	310,627
Bouygues SA	2,116	65,182
Carrefour SA	5,362	79,296
Casino Guichard Perrachon SA	511	19,168
CNP Assurances	1,640	16,939
Compagnie de St. Gobain	4,393	116,889
Credit Agricole SA	10,235	82,325
Danone SA	5,614	391,279
Eiffage SA	672	55,010
Essilor International SA	2,576	320,002
Eurazeo SA	373	17,846
Gecina SA	433	56,513
Groupe Eurotunnel SA	4,218	53,757
Ingenico SA	570	71,646
JCDecaux SA	832	17,250
Kering SA	687	349,480
Klepierre SA	1,868	37,778
L'Oreal SA	2,284	664,053
Michelin CGDE Series B	1,566	151,309
Natixis SA	8,934	21,157
Orange SA	18,276	222,036
Schneider Electric SA	5,017	463,633
SR Teleperformance SA	529	118,550
Total SA	21,869	776,184
Valeo SA	2,288	53,080
Wendel SA	263	22,480
Worldline SA (a)(c)	7	475

TOTAL FRANCE		5,210,655

Germany - 6.2%
adidas AG	1,640	375,449
Allianz SE	3,799	703,070
BASF AG	8,312	425,379
Bayerische Motoren Werke AG (BMW)	2,982	176,626
Beiersdorf AG	890	93,220
Commerzbank AG	9,588	35,451
Deutsche Borse AG	1,736	269,147
Deutsche Post AG	8,973	266,563
Deutsche Wohnen AG (Bearer)	3,197	129,627
E.ON AG	20,525	205,605
Fraport AG Frankfurt Airport Services Worldwide	405	17,771
HeidelbergCement AG	1,423	67,466
Henkel AG & Co. KGaA	881	68,677
Infineon Technologies AG	11,358	211,156
Merck KGaA	1,150	133,710
Metro Wholesale & Food Specialist AG	1,757	15,265
MTU Aero Engines Holdings AG	493	67,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,313	288,921
RWE AG	5,360	154,127
SAP SE	8,963	1,067,559
Siemens AG	6,960	642,291
Symrise AG	1,158	117,317
Telefonica Deutschland Holding AG	8,520	24,229

TOTAL GERMANY		5,555,780

Greece - 0.1%
Alpha Bank AE (a)	11,128	8,134
Hellenic Telecommunications Organization SA	2,322	30,789
Motor Oil (HELLAS) Corinth Refineries SA	542	7,965

TOTAL GREECE		46,888

Hong Kong - 2.0%
BOC Hong Kong (Holdings) Ltd.	34,000	104,351
BYD Electronic International Co. Ltd.	5,500	12,665
China Everbright International Ltd.	31,962	18,483
China Overseas Land and Investment Ltd.	36,000	132,982
China Resources Pharmaceutical Group Ltd. (c)	14,500	9,106
CITIC Pacific Ltd.	56,000	58,162
CLP Holdings Ltd.	15,000	160,562
CSPC Pharmaceutical Group Ltd.	44,000	87,108
Fosun International Ltd.	22,000	27,620
Hang Seng Bank Ltd.	7,100	124,179
Hong Kong & China Gas Co. Ltd.	93,664	167,865
Hong Kong Exchanges and Clearing Ltd.	11,262	361,084
Lenovo Group Ltd.	66,000	35,653
MTR Corp. Ltd.	14,179	78,556
PCCW Ltd.	35,000	21,440
Shanghai Industrial Holdings Ltd.	6,000	10,208
Shenzhen Investment Ltd.	20,363	6,685
Sino-Ocean Group Holding Ltd.	23,000	5,990
Sinotruk Hong Kong Ltd.	7,000	14,193
Sun Hung Kai Properties Ltd.	14,500	198,271
Swire Pacific Ltd. (A Shares)	5,000	32,516
Swire Properties Ltd.	11,000	30,852
Techtronic Industries Co. Ltd.	13,000	98,573

TOTAL HONG KONG		1,797,104

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,056	25,748
OTP Bank PLC	2,122	62,935

TOTAL HUNGARY		88,683

India - 2.9%
Ambuja Cements Ltd.	4,602	10,424
Ashok Leyland Ltd.	9,515	6,541
Asian Paints Ltd.	2,723	63,549
Axis Bank Ltd.	18,916	110,538
Bajaj Auto Ltd.	766	26,643
Berger Paints India Ltd.	1,849	12,436
Bharat Petroleum Corp. Ltd.	5,722	27,999
Bharti Airtel Ltd. (a)	22,072	150,343
Britannia Industries Ltd.	552	23,104
Dabur India Ltd.	5,175	33,485
DLF Ltd.	4,907	9,408
Eicher Motors Ltd.	130	25,249
Grasim Industries Ltd.	3,007	19,963
Havells India Ltd.	2,623	19,553
HCL Technologies Ltd.	10,264	73,627
Hero Motocorp Ltd.	982	28,016
Hindalco Industries Ltd.	10,128	17,182
Hindustan Petroleum Corp. Ltd. (a)	5,968	17,421
Hindustan Unilever Ltd.	7,463	216,138
Housing Development Finance Corp. Ltd.	14,874	376,310
Infosys Ltd.	30,878	288,678
Lupin Ltd.	2,282	25,170
Mahindra & Mahindra Ltd.	6,783	32,731
Marico Ltd.	4,555	17,306
Nestle India Ltd.	217	51,483
Petronet LNG Ltd.	5,192	16,730
Pidilite Industries Ltd.	1,180	23,793
Piramal Enterprises Ltd.	830	10,669
Reliance Industries Ltd.	25,958	504,803
Shree Cement Ltd.	72	18,802
Siemens India Ltd.	549	8,284
Tata Consultancy Services Ltd.	8,144	215,634
Tech Mahindra Ltd.	4,161	29,932
Titan Co. Ltd.	2,734	34,970
UPL Ltd.	5,273	29,185
Wipro Ltd.	10,916	27,720

TOTAL INDIA		2,603,819

Indonesia - 0.6%
PT Astra International Tbk	198,000	50,642
PT Bank Central Asia Tbk	89,800	155,551
PT Bank Mandiri (Persero) Tbk	179,400	53,329
PT Bank Negara Indonesia (Persero) Tbk	61,500	16,783
PT Bank Rakyat Indonesia Tbk	503,200	91,526
PT Barito Pacific Tbk (a)	210,500	20,382
PT Indah Kiat Pulp & Paper Tbk	23,200	8,564
PT Indofood Sukses Makmur Tbk	35,900	15,664
PT Jasa Marga Tbk	19,600	4,127
PT Kalbe Farma Tbk	195,100	18,847
PT Pabrik Kertas Tjiwi Kimia Tbk	11,900	3,959
PT Pakuwon Jati Tbk	117,900	2,961
PT Perusahaan Gas Negara Tbk Series B	91,200	5,175
PT Tambang Batubara Bukit Asam Tbk	31,000	3,881
PT Unilever Indonesia Tbk	73,800	40,922
PT United Tractors Tbk	14,200	15,488

TOTAL INDONESIA		507,801

Ireland - 0.6%
CRH PLC	7,139	216,587
DCC PLC (United Kingdom)	929	66,203
Kerry Group PLC Class A	1,437	164,875
Kingspan Group PLC (Ireland)	1,439	73,327

TOTAL IRELAND		520,992

Isle of Man - 0.0%
NEPI Rockcastle PLC	3,724	15,936
Israel - 0.2%
Bank Hapoalim BM (Reg.)	10,579	68,220
Bank Leumi le-Israel BM	13,662	74,032
Isracard Ltd.	483	1,268
Mizrahi Tefahot Bank Ltd.	1,208	24,860

TOTAL ISRAEL		168,380

Italy - 0.5%
Assicurazioni Generali SpA	10,069	143,609
Intesa Sanpaolo SpA	133,744	208,842
Snam Rete Gas SpA	19,101	85,569

TOTAL ITALY		438,020

Japan - 16.0%
AEON Co. Ltd.	5,900	118,776
AEON Financial Service Co. Ltd.	900	9,477
Agc, Inc.	1,700	41,922
Ajinomoto Co., Inc.	4,100	73,024
Ana Holdings, Inc.	1,100	23,375
Asahi Kasei Corp.	11,200	79,458
Astellas Pharma, Inc.	17,200	284,473
Benesse Holdings, Inc.	700	20,025
Bridgestone Corp.	5,000	155,637
Casio Computer Co. Ltd.	1,900	29,986
Central Japan Railway Co.	1,300	204,561
Chugai Pharmaceutical Co. Ltd.	2,000	238,403
CyberAgent, Inc.	900	37,787
Dai Nippon Printing Co. Ltd.	2,300	48,493
Daicel Chemical Industries Ltd.	2,500	20,407
Daifuku Co. Ltd.	900	63,151
Daikin Industries Ltd.	2,300	295,161
Daiwa House Industry Co. Ltd.	5,000	126,702
DENSO Corp.	4,000	140,607
East Japan Railway Co.	2,700	197,154
Eisai Co. Ltd.	2,300	160,565
Fast Retailing Co. Ltd.	500	237,124
Fujitsu Ltd.	1,800	174,867
Hino Motors Ltd.	2,800	16,656
Hirose Electric Co. Ltd.	300	33,183
Hitachi Chemical Co. Ltd.	900	38,620
Hitachi Construction Machinery Co. Ltd.	1,000	23,462
Hitachi Metals Ltd.	2,100	20,664
Honda Motor Co. Ltd.	14,700	356,977
Hulic Co. Ltd.	2,600	25,972
Idemitsu Kosan Co. Ltd.	10	227
INPEX Corp.	9,800	63,260
Japan Retail Fund Investment Corp.	23	25,376
JFE Holdings, Inc.	4,400	29,199
Kajima Corp.	4,100	42,602
Kansai Paint Co. Ltd.	1,700	32,649
Kao Corp.	4,400	339,312
Kawasaki Heavy Industries Ltd.	1,400	21,154
KDDI Corp.	16,100	466,325
Keio Corp.	900	50,911
Keyence Corp.	1,700	614,164
Kikkoman Corp.	1,300	59,735
Kobayashi Pharmaceutical Co. Ltd.	400	37,050
Komatsu Ltd.	8,400	158,936
Konami Holdings Corp.	900	28,259
Konica Minolta, Inc.	4,500	17,413
Kubota Corp.	9,300	115,494
Kuraray Co. Ltd.	3,100	31,011
Kurita Water Industries Ltd.	900	25,411
Kyocera Corp.	2,900	154,948
Kyushu Railway Co.	1,500	40,577
Lawson, Inc.	500	25,952
Marui Group Co. Ltd.	1,700	27,827
Mitsubishi Chemical Holdings Corp.	12,000	68,203
Mitsubishi Electric Corp.	16,800	206,718
Mitsubishi Estate Co. Ltd.	10,700	173,106
Mitsubishi Materials Corp.	1,000	20,482
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,900	18,861
Mitsui Chemicals, Inc.	1,800	35,339
Mitsui Fudosan Co. Ltd.	7,900	145,257
Mizuho Financial Group, Inc.	218,200	254,076
Murata Manufacturing Co. Ltd.	5,200	293,004
Nabtesco Corp.	1,100	31,878
Nagoya Railroad Co. Ltd.	1,800	51,913
NEC Corp.	2,300	88,262
NGK Insulators Ltd.	2,348	30,718
NGK Spark Plug Co. Ltd.	1,500	22,672
Nikon Corp.	3,100	28,836
Nintendo Co. Ltd.	999	412,511
Nippon Express Co. Ltd.	700	34,189
Nippon Prologis REIT, Inc.	19	52,336
Nippon Yusen KK	1,300	17,113
Nissin Food Holdings Co. Ltd.	500	41,187
Nitori Holdings Co. Ltd.	700	107,758
Nitto Denko Corp.	1,500	74,930
NKSJ Holdings, Inc.	3,100	100,550
Nomura Real Estate Holdings, Inc.	1,200	19,815
Nomura Research Institute Ltd.	3,100	76,088
NSK Ltd.	3,500	24,226
NTT DOCOMO, Inc.	12,100	356,602
Obayashi Corp.	6,200	54,192
Odakyu Electric Railway Co. Ltd.	2,800	61,747
OMRON Corp.	1,700	99,850
Ono Pharmaceutical Co. Ltd.	3,500	84,504
Oriental Land Co. Ltd.	1,800	229,455
ORIX Corp.	11,900	142,935
Osaka Gas Co. Ltd.	3,500	65,176
Otsuka Corp.	1,000	45,147
Panasonic Corp.	19,700	150,173
Park24 Co. Ltd.	1,100	17,712
Rakuten, Inc.	8,200	69,530
Recruit Holdings Co. Ltd.	12,400	361,723
Resona Holdings, Inc.	19,700	61,524
Santen Pharmaceutical Co. Ltd.	3,400	60,323
Secom Co. Ltd.	1,900	158,117
Sega Sammy Holdings, Inc.	1,600	19,546
Sekisui Chemical Co. Ltd.	3,500	44,682
Sekisui House Ltd.	5,400	92,635
Seven & i Holdings Co. Ltd.	6,800	225,196
Sharp Corp.	2,100	23,463
Shimadzu Corp.	2,100	52,542
SHIMIZU Corp.	5,300	40,704
Shin-Etsu Chemical Co. Ltd.	3,200	352,967
Shiseido Co. Ltd.	3,700	217,535
Showa Denko K.K.	1,200	26,266
Sohgo Security Services Co., Ltd.	700	33,723
Sony Corp.	11,600	746,508
Stanley Electric Co. Ltd.	1,200	27,676
Sumitomo Chemical Co. Ltd.	13,600	41,714
Sumitomo Metal Mining Co. Ltd.	2,200	54,831
Sumitomo Mitsui Trust Holdings, Inc.	2,800	81,527
Sumitomo Rubber Industries Ltd.	1,800	17,662
Suntory Beverage & Food Ltd.	1,300	49,122
Sysmex Corp.	1,500	103,993
T&D Holdings, Inc.	4,900	42,354
Taisei Corp.	1,900	59,227
Takeda Pharmaceutical Co. Ltd.	13,700	494,042
Teijin Ltd.	1,800	28,706
Tobu Railway Co. Ltd.	1,800	61,056
Toho Co. Ltd.	1,100	36,022
Tokyo Electron Ltd.	1,400	298,173
Tokyo Gas Co. Ltd.	3,500	76,811
Tokyu Corp.	4,700	70,744
Toray Industries, Inc.	13,200	60,518
Toto Ltd.	1,200	41,769
Toyo Suisan Kaisha Ltd.	800	38,466
Toyoda Gosei Co. Ltd.	500	9,384
Unicharm Corp.	3,700	136,188
USS Co. Ltd.	2,000	31,869
West Japan Railway Co.	1,500	92,696
Yakult Honsha Co. Ltd.	1,100	64,269
Yamada Denki Co. Ltd.	6,000	28,626
Yamaha Corp.	1,300	52,475
Yamaha Motor Co. Ltd.	2,500	32,164
Yaskawa Electric Corp.	2,300	74,991
Yokogawa Electric Corp.	2,100	28,624

TOTAL JAPAN		14,264,665

Korea (South) - 1.4%
AMOREPACIFIC Corp.	267	38,901
AMOREPACIFIC Group, Inc.	243	11,622
BS Financial Group, Inc.	2,264	9,411
CJ CheilJedang Corp.	84	18,842
CJ Corp.	131	8,734
Coway Co. Ltd.	505	25,524
Doosan Bobcat, Inc.	534	10,330
GS Engineering & Construction Corp.	539	11,225
GS Holdings Corp.	411	13,042
Hana Financial Group, Inc.	2,911	66,135
Hankook Tire Co. Ltd.	652	11,405
Hanwha Solutions Corp.	929	11,127
Hyundai Fire & Marine Insurance Co. Ltd.	522	11,215
Hyundai Robotics Co. Ltd.	78	15,602
KB Financial Group, Inc.	3,762	107,956
Korea Gas Corp.	272	6,034
LG Chemical Ltd.	394	122,107
LG Corp.	856	43,686
LG Display Co. Ltd. (a)	2,416	21,976
LG Electronics, Inc.	972	43,926
LG Household & Health Care Ltd.	93	106,103
LG Innotek Co. Ltd.	115	12,495
Lotte Chemical Corp.	167	29,624
Lotte Confectionery Co. Ltd.	197	6,503
Oci Co. Ltd.	189	6,215
S-Oil Corp.	459	26,448
Samsung Card Co. Ltd.	270	6,668
Samsung Fire & Marine Insurance Co. Ltd.	274	42,966
Samsung SDI Co. Ltd.	520	122,419
Shinhan Financial Group Co. Ltd.	4,396	111,781
SK C&C Co. Ltd.	341	51,087
SK Energy Co. Ltd.	495	40,053
SK Telecom Co. Ltd.	196	34,167
Yuhan Corp.	420	16,301

TOTAL KOREA (SOUTH)		1,221,630

Luxembourg - 0.1%
Globant SA (a)	330	38,171
Millicom International Cellular SA (depository receipt)	870	22,608
SES SA (France) (depositary receipt)	3,200	21,377
Tenaris SA	4,188	28,977

TOTAL LUXEMBOURG		111,133

Malaysia - 0.7%
AMMB Holdings Bhd	16,800	11,609
Axiata Group Bhd	26,804	24,451
Bumiputra-Commerce Holdings Bhd	47,652	38,119
DiGi.com Bhd	30,000	32,239
Fraser & Neave Holdings BHD	1,300	9,565
Hap Seng Consolidated Bhd	5,600	9,553
Hartalega Holdings Bhd	14,300	25,273
Hong Leong Bank Bhd	6,100	18,827
IHH Healthcare Bhd	20,800	25,322
Malayan Banking Bhd	36,487	64,067
Malaysia Airports Holdings Bhd	8,300	10,096
Maxis Bhd	22,400	28,474
MISC Bhd	12,100	22,074
Nestle (Malaysia) BHD	600	19,537
Petronas Dagangan Bhd	2,500	11,799
PPB Group Bhd	5,300	20,213
Press Metal Bhd	11,800	10,750
Public Bank Bhd	27,500	104,564
RHB Capital Bhd	13,400	14,753
Sime Darby Bhd	24,100	11,168
Telekom Malaysia Bhd	9,400	8,778
Tenaga Nasional Bhd	29,300	83,002
Top Glove Corp. Bhd	14,600	24,617
Westports Holdings Bhd	7,300	6,233
YTL Corp. Bhd	27,480	4,870

TOTAL MALAYSIA		639,953

Mexico - 0.3%
Alfa SA de CV Series A	25,600	10,473
Alsea S.A.B. de CV (a)	4,000	3,298
CEMEX S.A.B. de CV unit	135,300	28,462
Coca-Cola FEMSA S.A.B. de CV unit	4,500	18,130
Embotelladoras Arca S.A.B. de CV	4,400	16,948
Fomento Economico Mexicano S.A.B. de CV unit	17,500	113,106
Gruma S.A.B. de CV Series B	1,765	16,755
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,075	20,783
Grupo Bimbo S.A.B. de CV Series A	16,200	23,923
Industrias Penoles SA de CV	1,185	9,149
Infraestructura Energetica Nova S.A.B. de CV	4,400	13,645
Kimberly-Clark de Mexico SA de CV Series A	15,500	21,892

TOTAL MEXICO		296,564

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	34,000	54,867
Netherlands - 4.1%
AEGON NV	16,993	43,955
Akzo Nobel NV	1,826	138,575
ASML Holding NV (Netherlands)	3,882	1,133,876
CNH Industrial NV	9,552	59,791
EXOR NV	1,017	55,601
ING Groep NV (Certificaten Van Aandelen)	35,312	197,846
Koninklijke Ahold Delhaize NV	9,990	242,561
Koninklijke DSM NV	1,661	203,575
Koninklijke KPN NV	33,756	77,752
Koninklijke Philips Electronics NV	8,209	357,851
NN Group NV	2,778	80,361
QIAGEN NV (Germany) (a)	2,044	85,117
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,309	77,060
Unilever NV	13,363	665,468
Vopak NV	663	38,231
Wolters Kluwer NV	2,507	184,399

TOTAL NETHERLANDS		3,642,019

New Zealand - 0.1%
Auckland International Airport Ltd.	11,428	42,201
Fletcher Building Ltd.	6,836	15,316
Meridian Energy Ltd.	11,210	30,544
Ryman Healthcare Group Ltd.	3,909	28,516

TOTAL NEW ZEALAND		116,577

Norway - 0.5%
Aker Bp ASA	861	14,295
Equinor ASA	8,988	125,849
Marine Harvest ASA	4,125	70,662
Norsk Hydro ASA	13,181	33,438
Orkla ASA	6,934	62,768
Schibsted ASA (B Shares)	995	19,337
Telenor ASA	6,293	96,529

TOTAL NORWAY		422,878

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	20,447	16,660
Aboitiz Power Corp.	9,600	5,175
Bank of the Philippine Islands (BPI)	7,452	8,549
BDO Unibank, Inc.	17,680	34,747
Globe Telecom, Inc.	320	13,865
JG Summit Holdings, Inc.	28,100	27,953
Manila Electric Co.	2,050	10,224
Metropolitan Bank & Trust Co.	14,857	11,350
SM Investments Corp.	2,235	37,208
SM Prime Holdings, Inc.	95,700	58,208

TOTAL PHILIPPINES		223,939

Poland - 0.2%
Bank Millennium SA (a)	5,512	3,739
Bank Polska Kasa Opieki SA	1,710	21,424
Bank Zachodni WBK SA	293	11,512
BRE Bank SA	130	6,862
Grupa Lotos SA	762	11,454
KGHM Polska Miedz SA (Bearer) (a)	1,569	29,112
NG2 SA	169	2,111
Orange Polska SA (a)	5,495	9,238
Polish Oil & Gas Co. SA	15,213	13,615
Polski Koncern Naftowy Orlen SA	2,656	39,922
Powszechny Zaklad Ubezpieczen SA	5,486	40,040

TOTAL POLAND		189,029

Portugal - 0.2%
Energias de Portugal SA	21,983	92,747
Galp Energia SGPS SA Class B	4,782	55,190
Jeronimo Martins SGPS SA	2,292	38,718

TOTAL PORTUGAL		186,655

Qatar - 0.3%
Ooredoo Qsc (a)	7,895	13,878
Qatar Fuel Co. (a)	4,664	20,508
Qatar National Bank SAQ (a)	41,063	194,319
The Commercial Bank of Qatar	18,776	20,627

TOTAL QATAR		249,332

Russia - 0.5%
Inter Rao Ues JSC	355,000	23,782
Lukoil PJSC	3,841	247,851
NOVATEK OAO GDR (Reg. S)	815	114,426
Novolipetsk Steel OJSC	10,080	17,258
PhosAgro OJSC GDR (Reg. S)	1,108	13,385
Polyus PJSC	252	40,952

TOTAL RUSSIA		457,654

Saudi Arabia - 0.3%
Almarai Co. Ltd.	2,349	30,695
Banque Saudi Fransi	4,800	39,537
SABIC	6,989	139,315
Saudi Arabian Mining Co. (a)	3,949	39,254

TOTAL SAUDI ARABIA		248,801

Singapore - 1.1%
Ascendas Real Estate Investment Trust	28,056	58,673
BOC Aviation Ltd. Class A (c)	1,800	12,308
CapitaCommercial Trust (REIT)	25,281	28,728
CapitaLand Ltd.	23,100	49,013
CapitaMall Trust	24,200	32,198
City Developments Ltd.	4,700	26,272
DBS Group Holdings Ltd.	16,400	230,897
Jardine Cycle & Carriage Ltd.	900	12,796
Keppel Corp. Ltd.	13,900	58,682
Oversea-Chinese Banking Corp. Ltd.	29,862	190,529
Singapore Airlines Ltd.	4,600	19,892
Singapore Exchange Ltd.	7,400	50,461
Singapore Press Holdings Ltd.	14,600	15,678
Singapore Telecommunications Ltd.	72,900	145,672
UOL Group Ltd.	4,500	21,644

TOTAL SINGAPORE		953,443

South Africa - 1.7%
Absa Group Ltd.	6,500	32,079
Anglo American Platinum Ltd.	467	24,508
Aspen Pharmacare Holdings Ltd. (a)	3,814	23,791
Bidcorp Ltd.	3,266	42,563
Bidvest Group Ltd.	2,936	23,843
Clicks Group Ltd.	2,513	31,303
Exxaro Resources Ltd.	2,027	11,767
FirstRand Ltd.	28,717	62,675
Fortress (REIT) Ltd. Class A	9,770	5,354
Foschini Ltd.	1,943	7,623
Gold Fields Ltd.	7,828	58,269
Growthpoint Properties Ltd.	27,097	20,347
Investec Ltd.	2,345	4,884
Kumba Iron Ore Ltd.	540	10,163
Liberty Holdings Ltd.	1,281	4,858
Life Healthcare Group Holdings Ltd.	11,304	10,868
MMI Holdings Ltd.	7,965	7,453
Mr Price Group Ltd.	2,629	18,731
MTN Group Ltd.	15,042	39,528
MultiChoice Group Ltd. (a)	4,283	20,074
Naspers Ltd. Class N	4,039	628,664
Nedbank Group Ltd.	3,439	19,993
Northam Platinum Ltd. (a)	2,786	13,809
Old Mutual Ltd.	41,583	30,185
Old Mutual Ltd.	29	21
Pick 'n Pay Stores Ltd.	3,252	10,188
PSG Group Ltd.	1,249	10,667
Redefine Properties Ltd.	44,595	5,489
Remgro Ltd.	4,775	35,217
Resilient Property Income Fund Ltd.	125	242
RMB Holdings Ltd.	8,389	24,051
Sanlam Ltd.	16,329	52,202
Sasol Ltd. (a)	4,897	23,241
Shoprite Holdings Ltd.	4,573	26,087
Spar Group Ltd.	1,913	18,234
Standard Bank Group Ltd.	12,518	69,071
Vodacom Group Ltd.	6,090	40,473
Woolworths Holdings Ltd.	8,545	14,072

TOTAL SOUTH AFRICA		1,482,587

Spain - 2.1%
Amadeus IT Holding SA Class A	3,910	188,187
Banco Bilbao Vizcaya Argentaria SA	61,661	201,556
Banco de Sabadell SA	49,453	20,490
Bankinter SA	6,127	25,273
CaixaBank SA	33,861	60,892
Enagas SA	2,364	55,154
Ferrovial SA	4,346	108,586
Gas Natural SDG SA	2,785	49,167
Iberdrola SA	55,861	555,693
Inditex SA	9,883	253,127
Red Electrica Corporacion SA	4,059	71,446
Repsol SA	12,765	115,866
Telefonica SA	43,154	197,321

TOTAL SPAIN		1,902,758

Sweden - 2.2%
ASSA ABLOY AB (B Shares)	9,146	163,731
Atlas Copco AB:
(A Shares)	6,214	214,162
(B Shares)	3,417	105,694
Boliden AB	2,653	53,478
Electrolux AB (B Shares)	2,023	27,662
Essity AB Class B	5,437	176,123
H&M Hennes & Mauritz AB (B Shares)	7,601	103,903
Husqvarna AB (B Shares)	4,124	24,815
ICA Gruppen AB	848	37,105
Investor AB (B Shares)	4,130	205,254
Kinnevik AB (B Shares)	2,299	47,251
Lundbergfoeretagen AB	694	29,139
Sandvik AB	10,352	159,249
Skandinaviska Enskilda Banken AB (A Shares)	14,570	119,947
Skanska AB (B Shares)	3,220	61,263
SKF AB (B Shares)	3,625	57,216
Svenska Handelsbanken AB (A Shares)	14,110	128,787
Swedbank AB (A Shares)	8,098	95,833
Tele2 AB (B Shares)	4,689	60,463
Telia Co. AB	23,818	82,814

TOTAL SWEDEN		1,953,889

Switzerland - 5.8%
ABB Ltd. (Reg.)	16,654	316,131
Adecco SA (Reg.)	1,518	66,429
Alcon, Inc. (Switzerland) (a)	3,843	202,810
Clariant AG (Reg.)	1,824	33,759
Coca-Cola HBC AG	1,889	47,941
Compagnie Financiere Richemont SA Series A	4,733	268,519
Galenica AG	435	65,368
Givaudan SA	83	277,999
Kuehne & Nagel International AG	477	68,221
LafargeHolcim Ltd. (Reg.)	12	498
Lindt & Spruengli AG	1	83,709
Lindt & Spruengli AG (participation certificate)	10	77,959
Lonza Group AG	676	295,122
Roche Holding AG (participation certificate)	6,415	2,221,498
SGS SA (Reg.)	54	122,238
Sika AG	1,172	193,907
Sonova Holding AG Class B	490	88,482
Swiss Re Ltd.	2,673	194,237
Swisscom AG	235	122,168
Zurich Insurance Group Ltd.	1,358	430,560

TOTAL SWITZERLAND		5,177,555

Taiwan - 4.8%
Acer, Inc.	27,000	14,922
Advantech Co. Ltd.	3,000	28,324
ASE Technology Holding Co. Ltd.	33,000	73,383
AU Optronics Corp.	86,000	22,576
Catcher Technology Co. Ltd.	6,000	45,365
Cathay Financial Holding Co. Ltd.	69,547	92,631
Cheng Shin Rubber Industry Co. Ltd.	17,000	19,508
Chicony Electronics Co. Ltd.	10	28
China Airlines Ltd.	16,000	4,408
China Steel Corp.	101,000	67,525
Chinatrust Financial Holding Co. Ltd.	166,000	110,423
Chunghwa Telecom Co. Ltd.	35,000	128,408
Delta Electronics, Inc.	17,000	79,149
E.SUN Financial Holdings Co. Ltd.	92,473	83,869
EVA Airways Corp.	15,072	5,786
Evergreen Marine Corp. (Taiwan) (a)	27,894	10,307
Far Eastern Textile Ltd.	34,000	29,471
Far EasTone Telecommunications Co. Ltd.	15,000	33,349
First Financial Holding Co. Ltd.	93,863	69,003
Fubon Financial Holding Co. Ltd.	59,000	83,275
Giant Manufacturing Co. Ltd.	3,000	17,652
HIWIN Technologies Corp.	2,095	19,947
Hotai Motor Co. Ltd.	2,000	36,860
Hua Nan Financial Holdings Co. Ltd.	70,180	45,506
Innolux Corp.	70,000	15,177
Inventec Corp.	22,000	17,255
Lite-On Technology Corp.	21,000	32,574
MediaTek, Inc.	14,000	192,971
Nan Ya Plastics Corp.	45,000	99,373
President Chain Store Corp.	5,000	51,611
Quanta Computer, Inc.	23,000	49,606
Ruentex Development Co. Ltd.	4,400	6,537
Sinopac Holdings Co.	94,720	38,483
Standard Foods Corp.	3,040	6,839
Taishin Financial Holdings Co. Ltd.	85,742	36,403
Taiwan Business Bank	53,734	19,430
Taiwan High Speed Rail Corp.	20,000	22,801
Taiwan Mobile Co. Ltd.	15,000	53,950
Taiwan Semiconductor Manufacturing Co. Ltd.	225,000	2,265,679
Tatung Co. Ltd. (a)	19,000	13,628
Unified-President Enterprises Corp.	45,000	104,589
United Microelectronics Corp.	105,000	54,226
Wistron Corp.	29,264	27,393
Yuanta Financial Holding Co. Ltd.	95,000	54,051

TOTAL TAIWAN		4,284,251

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	11,300	68,870
Airports of Thailand PCL (For. Reg.)	40,700	77,677
B. Grimm Power PCL	9,600	13,174
Bangkok Dusit Medical Services PCL (For. Reg.)	82,500	52,511
Banpu PCL (For. Reg.)	31,600	5,619
BTS Group Holdings PCL (For. Reg.)	60,833	21,527
Bumrungrad Hospital PCL (For. Reg.)	4,500	16,209
C.P. ALL PCL (For. Reg.)	51,100	111,770
Central Pattana PCL (For. Reg.)	21,600	32,001
Electricity Generating PCL (For. Reg.)	2,500	21,883
Energy Absolute PCL	14,600	17,918
Global Power Synergy Public Co. Ltd.	6,100	13,186
Gulf Energy Development PCL	26,000	30,969
Home Product Center PCL (For. Reg.)	61,300	25,609
Indorama Ventures PCL (For. Reg.)	16,000	14,002
IRPC PCL (For. Reg.)	81,100	6,643
Kasikornbank PCL	1,700	4,470
Kasikornbank PCL (For. Reg.)	15,600	41,015
Land & House PCL (For. Reg.)	68,200	15,420
Minor International PCL:
warrants 9/30/21 (a)	530	37
(For. Reg.)	23,000	14,873
Muangthai Leasing PCL	4,600	6,696
PTT Global Chemical PCL (For. Reg.)	22,300	25,686
Siam Cement PCL (For. Reg.)	7,200	76,529
Siam Commercial Bank PCL (For. Reg.)	7,500	15,674
Thai Oil PCL (For. Reg.)	10,300	12,893
TMB Bank PCL (For. Reg.)	186,544	5,472
True Corp. PCL (For. Reg.)	82,100	8,386

TOTAL THAILAND		756,719

Turkey - 0.0%
Arcelik A/S	1,867	4,381
Koc Holding A/S	6,577	14,435
Turkcell Iletisim Hizmet A/S	9,318	18,597

TOTAL TURKEY		37,413

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	25,372	30,669
DP World Ltd.	1,599	25,568
Dubai Islamic Bank Pakistan Ltd. (a)	16,041	16,027
National Bank of Abu Dhabi PJSC (a)	24,370	76,962

TOTAL UNITED ARAB EMIRATES		149,226

United Kingdom - 7.2%
3i Group PLC	9,197	90,816
Associated British Foods PLC	3,332	79,422
Aviva PLC	34,269	103,634
Barratt Developments PLC	9,669	63,204
Berkeley Group Holdings PLC	1,133	59,692
British Land Co. PLC	8,451	43,111
BT Group PLC	75,422	110,241
Burberry Group PLC	3,892	67,579
Coca-Cola European Partners PLC	2,151	85,266
Compass Group PLC	14,580	245,344
Croda International PLC	1,209	74,340
easyJet PLC	1,270	9,649
GlaxoSmithKline PLC	45,450	948,205
Informa PLC	10,944	60,453
InterContinental Hotel Group PLC	1,496	68,147
Intertek Group PLC	1,435	85,851
ITV PLC	31,972	30,806
J Sainsbury PLC	16,627	41,486
Johnson Matthey PLC	1,835	46,050
Kingfisher PLC	20,109	39,892
Legal & General Group PLC	55,087	141,956
London Stock Exchange Group PLC	2,858	268,390
Marks & Spencer Group PLC	17,286	20,139
Meggitt PLC	7,376	25,947
Mondi PLC	2,744	48,898
Mondi PLC	1,438	25,537
National Grid PLC	31,464	370,055
Next PLC	1,270	75,595
NMC Health PLC	987	335
Pearson PLC	7,456	42,996
Prudential PLC	23,625	333,288
Reckitt Benckiser Group PLC	6,445	536,867
RELX PLC (London Stock Exchange)	17,602	398,279
Rentokil Initial PLC	17,257	102,673
RSA Insurance Group PLC	9,705	44,151
Schroders PLC	1,170	39,110
Scottish & Southern Energy PLC	9,238	144,902
Segro PLC	9,623	100,549
Smith & Nephew PLC	7,824	153,109
Spirax-Sarco Engineering PLC	686	75,411
Standard Chartered PLC (United Kingdom)	24,193	124,170
Standard Life PLC	22,425	62,448
Taylor Wimpey PLC	31,316	58,000
Tesco PLC	89,832	265,707
Unilever PLC	10,083	519,196
Whitbread PLC	1,288	48,343
WM Morrison Supermarkets PLC	22,655	52,217

TOTAL UNITED KINGDOM		6,431,456

United States of America - 0.0%
Ovintiv, Inc.	2,336	14,601
TOTAL COMMON STOCKS
(Cost $95,822,888)		86,740,230

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.5%
Banco Bradesco SA (PN)	40,480	142,554
Companhia Energetica de Minas Gerais (CEMIG) (PN)	9,830	17,209
Itau Unibanco Holding SA	44,150	184,868
Itausa-Investimentos Itau SA (PN)	36,732	60,793
Telefonica Brasil SA	4,000	33,579

TOTAL BRAZIL		439,003

Chile - 0.0%
Embotelladora Andina SA Class B	2,423	5,787
Sociedad Quimica y Minera de Chile SA (PN-B)	1,124	26,723

TOTAL CHILE		32,510

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	582	27,565
Henkel AG & Co. KGaA	1,697	150,707
Sartorius AG (non-vtg.)	319	89,771

TOTAL GERMANY		268,043

Korea (South) - 0.1%
AMOREPACIFIC Corp.	216	11,130
LG Chemical Ltd.	129	18,317
LG Household & Health Care Ltd.	13	7,769

TOTAL KOREA (SOUTH)		37,216

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,229,614)		776,772

Money Market Funds - 0.0%
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)
(Cost $21,961)	21,959	21,961
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $97,074,463)		87,538,963
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,494,973
NET ASSETS - 100%		$89,033,936

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	June 2020	$819,150	$50,744	$50,743
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	10	June 2020	452,950	14,743	14,743
TME S&P/TSX 60 Index Contracts (Canada)	1	June 2020	127,620	24,771	24,771
TOTAL FUTURES CONTRACTS					$90,257

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $5,034,907.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $358,501 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,539
Fidelity Securities Lending Cash Central Fund	1,976
Total	$27,515

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,784,029	$679,229	$6,104,800	$--
Consumer Discretionary	11,172,091	5,070,243	6,101,848	--
Consumer Staples	8,236,086	2,532,698	5,703,388	--
Energy	3,795,280	1,608,106	2,187,174	--
Financials	15,979,054	5,729,075	10,249,979	--
Health Care	9,440,548	1,819,857	7,620,691	--
Industrials	10,279,282	3,018,365	7,260,917	--
Information Technology	9,502,161	2,201,548	7,300,613	--
Materials	6,521,453	2,531,899	3,989,554	--
Real Estate	2,345,054	576,362	1,768,692	--
Utilities	3,461,964	1,401,877	2,060,087	--
Money Market Funds	21,961	21,961	--	--
Total Investments in Securities:	$87,538,963	$27,191,220	$60,347,743	$--
Derivative Instruments:
Assets
Futures Contracts	$90,257	$90,257	$--	$--
Total Assets	$90,257	$90,257	$--	$--
Total Derivative Instruments:	$90,257	$90,257	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$90,257	$0
Total Equity Risk	90,257	0
Total Value of Derivatives	$90,257	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,594) — See accompanying schedule: Unaffiliated issuers (cost $97,052,502)	$87,517,002
Fidelity Central Funds (cost $21,961)	21,961
Total Investment in Securities (cost $97,074,463)		$87,538,963
Segregated cash with brokers for derivative instruments		180,788
Foreign currency held at value (cost $163,506)		165,171
Receivable for investments sold		1,437,626
Receivable for fund shares sold		198,945
Dividends receivable		324,184
Distributions receivable from Fidelity Central Funds		600
Other receivables		118
Total assets		89,846,395
Liabilities
Payable to custodian bank	$696,123
Payable for fund shares redeemed	42,137
Accrued management fee	14,705
Payable for daily variation margin on futures contracts	37,534
Collateral on securities loaned	21,960
Total liabilities		812,459
Net Assets		$89,033,936
Net Assets consist of:
Paid in capital		$102,184,580
Total accumulated earnings (loss)		(13,150,644)
Net Assets		$89,033,936
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($89,033,936 ÷ 9,494,518 shares)		$9.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends		$1,116,833
Interest		1,335
Income from Fidelity Central Funds (including $1,976 from security lending)		27,515
Income before foreign taxes withheld		1,145,683
Less foreign taxes withheld		(121,985)
Total income		1,023,698
Expenses
Management fee	$87,740
Independent trustees' fees and expenses	144
Commitment fees	104
Total expenses before reductions	87,988
Expense reductions	(76)
Total expenses after reductions		87,912
Net investment income (loss)		935,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(751,144)
Fidelity Central Funds	881
Foreign currency transactions	(41,263)
Futures contracts	(1,973,007)
Total net realized gain (loss)		(2,764,533)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $20,200)	(11,823,785)
Assets and liabilities in foreign currencies	4,607
Futures contracts	36,586
Total change in net unrealized appreciation (depreciation)		(11,782,592)
Net gain (loss)		(14,547,125)
Net increase (decrease) in net assets resulting from operations		$(13,611,339)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$935,786	$1,640,552
Net realized gain (loss)	(2,764,533)	(1,339,360)
Change in net unrealized appreciation (depreciation)	(11,782,592)	6,343,297
Net increase (decrease) in net assets resulting from operations	(13,611,339)	6,644,489
Distributions to shareholders	(1,690,713)	(817,712)
Share transactions - net increase (decrease)	32,461,336	26,641,975
Total increase (decrease) in net assets	17,159,284	32,468,752
Net Assets
Beginning of period	71,874,652	39,405,900
End of period	$89,033,936	$71,874,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$9.87	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.32C	.29	.11
Net realized and unrealized gain (loss)	(1.38)	.91	(1.24)	.85
Total from investment operations	(1.27)	1.23	(.95)	.96
Distributions from net investment income	(.24)	(.21)	(.09)	–
Distributions from net realized gain	–	–	(.05)	–
Total distributions	(.24)	(.21)	(.14)	–
Net asset value, end of period	$9.38	$10.89	$9.87	$10.96
Total ReturnD,E	(11.94)%	12.81%	(8.77)%	9.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%H	.20%	.20%	.20%H
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%H
Expenses net of all reductions	.20%H	.20%	.20%	.20%H
Net investment income (loss)	2.14%H	3.14%C	2.70%	2.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$89,034	$71,875	$3,810	$1,968
Portfolio turnover rateI	8%H	17%	10%	4%J

 A For the period May 9, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 2.73%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity International Sustainability Index Fund (formerly Institutional Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period November 1, 2018 through November 9, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,441,683
Gross unrealized depreciation	(16,899,055)
Net unrealized appreciation (depreciation)	$(10,457,372)
Tax cost	$98,086,592

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(342,807)
Long-term	(255,522)
Total capital loss carryforward	$(598,329)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	33,668,426	3,395,185

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity International Sustainability Index Fund	$104

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $17. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $76.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2020	Year ended October 31, 2019
Distributions to shareholders
Fidelity International Sustainability Index Fund	$1,690,713	$817,712

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2020	Year ended October 31, 2019	Six months ended April 30, 2020	Year ended October 31, 2019
Investor Class
Shares sold	–	6,889	$–	$69,117
Shares redeemed	–	(851,235)	–	(8,545,243)
Net increase (decrease)	–	(844,346)	$–	$(8,476,126)
Premium Class
Shares sold	–	28,614	$–	$289,153
Shares redeemed	–	(2,791,033)	–	(28,027,291)
Net increase (decrease)	–	(2,762,419)	$–	$(27,738,138)
Fidelity International Sustainability Index Fund
Shares sold	4,918,053	7,693,368	$52,010,009	$77,878,379
Reinvestment of distributions	138,780	79,727	1,508,542	761,388
Shares redeemed	(2,162,167)	(1,559,168)	(21,057,215)	(15,783,528)
Net increase (decrease)	2,894,666	6,213,927	$32,461,336	$62,856,239

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Fidelity International Sustainability Index Fund	.20%
Actual		$1,000.00	$880.60	$.94
Hypothetical-C		$1,000.00	$1,023.87	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISY-SANN-0620
1.9883819.102

Fidelity® SAI International Value Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2020
Japan	27.8%
United Kingdom	15.4%
Germany	11.2%
France	11.0%
Switzerland	4.7%
Spain	4.6%
Netherlands	3.6%
United States of America*	2.9%
Hong Kong	2.6%
Other	16.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Sanofi SA (France, Pharmaceuticals)	2.9
Novartis AG (Switzerland, Pharmaceuticals)	2.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.6
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.5
Bayer AG (Germany, Pharmaceuticals)	2.5
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	1.8
Deutsche Telekom AG (Germany, Diversified Telecommunication Services)	1.8
Honda Motor Co. Ltd. (Japan, Automobiles)	1.7
Sony Corp. (Japan, Household Durables)	1.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5
21.7

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	17.3
Industrials	13.7
Health Care	12.7
Consumer Discretionary	11.8
Consumer Staples	10.0
Materials	8.6
Communication Services	6.7
Information Technology	5.7
Energy	5.1
Real Estate	3.5

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 2.1%
BHP Billiton Ltd.	179,994	$3,674,453
BlueScope Steel Ltd.	192,708	1,257,780
Fortescue Metals Group Ltd.	631,489	4,825,997
Rio Tinto Ltd.	136,957	7,719,059
South32 Ltd.	1,895,847	2,384,319

TOTAL AUSTRALIA		19,861,608

Austria - 0.2%
ams AG (a)	101,225	1,318,206
Voestalpine AG	40,842	845,678

TOTAL AUSTRIA		2,163,884

Bailiwick of Jersey - 1.1%
Glencore Xstrata PLC	4,036,094	7,561,383
WPP PLC	460,205	3,570,789

TOTAL BAILIWICK OF JERSEY		11,132,172

Belgium - 2.0%
Anheuser-Busch InBev SA NV	312,354	14,546,344
UCB SA	46,645	4,270,224

TOTAL BELGIUM		18,816,568

Bermuda - 0.8%
Hongkong Land Holdings Ltd.	430,542	1,801,020
Jardine Matheson Holdings Ltd.	114,159	5,000,296
Jardine Strategic Holdings Ltd.	65,403	1,405,963

TOTAL BERMUDA		8,207,279

Cayman Islands - 1.6%
Cheung Kong Property Holdings Ltd.	940,000	5,939,621
CK Hutchison Holdings Ltd.	996,000	7,382,529
Wharf Real Estate Investment Co. Ltd.	426,000	1,803,460

TOTAL CAYMAN ISLANDS		15,125,610

Denmark - 0.8%
A.P. Moller - Maersk A/S Series B	3,517	3,500,307
Danske Bank A/S (a)	251,296	2,981,931
Pandora A/S	36,894	1,310,667

TOTAL DENMARK		7,792,905

Finland - 0.8%
Nokia Corp.	2,077,699	7,489,976
France - 11.0%
Arkema SA	26,524	2,200,321
Atos Origin SA	35,452	2,527,586
BNP Paribas SA	422,404	13,270,389
Bouygues SA	91,833	2,828,855
Capgemini SA	58,018	5,451,266
Carrefour SA	211,462	3,127,205
Compagnie de St. Gobain	201,562	5,363,150
Credit Agricole SA	468,284	3,766,625
Danone SA	114,445	7,976,483
Eiffage SA	29,648	2,426,985
ENGIE	676,281	7,339,879
Faurecia SA	27,470	995,205
Ipsen SA	13,577	1,008,009
Michelin CGDE Series B	66,434	6,418,930
Peugeot Citroen SA	210,312	3,013,401
Publicis Groupe SA	82,474	2,434,548
Renault SA	76,373	1,515,352
Sanofi SA	283,930	27,750,995
Societe Generale Series A	293,998	4,612,547
Valeo SA	88,639	2,056,349

TOTAL FRANCE		106,084,080

Germany - 11.2%
alstria office REIT-AG	58,202	871,882
Bayer AG	362,457	23,887,518
Bayerische Motoren Werke AG (BMW)	134,972	7,994,485
Commerzbank AG	365,017	1,349,613
Continental AG	39,847	3,329,675
Covestro AG (b)	62,115	2,088,348
Daimler AG (Germany)	327,607	11,321,321
Deutsche Lufthansa AG (c)	87,375	782,241
Deutsche Post AG	215,248	6,394,415
Deutsche Telekom AG	1,194,557	17,463,987
Fresenius Medical Care AG & Co. KGaA	78,189	6,127,719
Fresenius SE & Co. KGaA	151,095	6,561,835
HeidelbergCement AG	54,171	2,568,309
Infineon Technologies AG	137,613	2,558,354
KION Group AG	23,963	1,189,834
Merck KGaA	47,683	5,544,087
RWE AG	213,197	6,130,502
TAG Immobilien AG	53,857	1,177,433

TOTAL GERMANY		107,341,558

Hong Kong - 2.6%
Bank of East Asia Ltd.	552,336	1,170,072
BOC Hong Kong (Holdings) Ltd.	1,326,500	4,071,205
Fosun International Ltd.	913,500	1,146,869
Henderson Land Development Co. Ltd.	606,930	2,473,609
New World Development Co. Ltd.	2,114,000	2,497,573
Sino Land Ltd.	1,106,000	1,545,669
Sun Hung Kai Properties Ltd.	545,500	7,459,074
Swire Pacific Ltd. (A Shares)	234,000	1,521,742
Swire Properties Ltd.	388,400	1,089,371
Wheelock and Co. Ltd.	287,000	2,103,420

TOTAL HONG KONG		25,078,604

Italy - 2.6%
Atlantia SpA	173,510	2,844,393
Eni SpA	938,562	8,941,056
Italgas SpA	179,115	1,002,026
Leonardo SpA	149,313	1,029,854
Nexi SpA (b)	92,645	1,403,583
Telecom Italia SpA	6,178,212	2,453,427
UniCredit SpA	779,505	6,004,316
Unione di Banche Italiane SCpA	375,722	1,074,217

TOTAL ITALY		24,752,872

Japan - 27.8%
Aisin Seiki Co. Ltd.	67,400	1,956,399
Alfresa Holdings Corp.	78,000	1,568,504
Alps Electric Co. Ltd.	80,900	834,429
Bridgestone Corp.	229,100	7,131,267
Brother Industries Ltd.	96,700	1,654,393
Canon, Inc.	393,000	8,266,808
Central Japan Railway Co.	76,000	11,958,939
DENSO Corp.	191,900	6,745,620
Electric Power Development Co. Ltd.	64,200	1,292,196
Fujifilm Holdings Corp.	151,900	7,235,386
Fukuoka Financial Group, Inc.	70,500	1,007,202
Haseko Corp.	98,800	1,072,632
Hitachi Ltd.	356,900	10,592,586
Honda Motor Co. Ltd.	668,300	16,229,115
Idemitsu Kosan Co. Ltd.	92,500	2,101,878
Iida Group Holdings Co. Ltd.	66,300	889,025
Isuzu Motors Ltd.	228,500	1,736,499
Itochu Corp.	584,700	11,463,111
Japan Airlines Co. Ltd.	41,800	745,620
Japan Tobacco, Inc.	413,200	7,695,046
JX Holdings, Inc.	1,191,800	4,225,361
Kajima Corp.	185,300	1,925,410
Koito Manufacturing Co. Ltd.	47,500	1,810,325
Konica Minolta, Inc.	185,500	717,815
Kyowa Exeo Corp.	43,500	1,069,715
Marubeni Corp.	641,200	3,087,917
Mazda Motor Corp.	221,400	1,251,652
Medipal Holdings Corp.	82,100	1,601,989
Mitsubishi Chemical Holdings Corp.	522,400	2,969,111
Mitsubishi Corp.	586,600	12,440,608
Mitsubishi Gas Chemical Co., Inc.	77,700	962,245
Mitsubishi Heavy Industries Ltd.	124,500	3,192,632
Mitsubishi Materials Corp.	48,500	993,395
Mitsubishi UFJ Financial Group, Inc.	4,359,000	17,610,362
Mitsui & Co. Ltd.	642,900	8,973,819
Mitsui Chemicals, Inc.	71,700	1,407,689
Nikon Corp.	147,900	1,375,739
Nippon Steel & Sumitomo Metal Corp.	251,500	2,116,028
Nippon Telegraph & Telephone Corp.	474,900	10,815,200
Obayashi Corp.	266,200	2,326,747
Oji Holdings Corp.	374,200	1,899,998
ORIX Corp.	488,700	5,869,956
Otsuka Holdings Co. Ltd.	152,800	6,005,661
Resona Holdings, Inc.	814,600	2,544,025
Ricoh Co. Ltd.	274,800	1,873,171
Sawai Pharmaceutical Co. Ltd.	16,300	893,109
Shionogi & Co. Ltd.	107,500	5,936,959
Showa Denko K.K.	55,200	1,208,215
Sojitz Corp.	415,600	961,839
Sony Corp.	250,700	16,133,576
Subaru Corp.	235,500	4,713,417
Sumitomo Chemical Co. Ltd.	610,800	1,873,447
Sumitomo Corp.	461,500	5,220,577
Sumitomo Electric Industries Ltd.	292,900	3,013,487
Sumitomo Heavy Industries Ltd.	45,300	954,660
Sumitomo Mitsui Financial Group, Inc.	506,600	13,322,176
Suzuken Co. Ltd.	30,100	1,166,808
Taiheiyo Cement Corp.	46,900	920,687
Taisho Pharmaceutical Holdings Co. Ltd.	20,100	1,260,523
Tokyo Electric Power Co., Inc. (a)	296,400	997,775
Toppan Printing Co. Ltd.	129,000	1,916,310
Tosoh Corp.	119,900	1,465,387
Toyota Tsusho Corp.	87,500	2,082,869
Yamaha Motor Co. Ltd.	116,200	1,495,004

TOTAL JAPAN		266,780,050

Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	236,095	2,587,765
Aroundtown SA	408,022	2,195,413
SES SA (France) (depositary receipt)	141,474	945,089

TOTAL LUXEMBOURG		5,728,267

Netherlands - 3.6%
ABN AMRO Group NV GDR (b)	152,594	1,170,541
AEGON NV	518,025	1,339,948
ASR Nederland NV	52,021	1,399,527
Fiat Chrysler Automobiles NV (Italy)	405,928	3,565,807
Heineken Holding NV	37,193	2,897,890
ING Groep NV (Certificaten Van Aandelen)	1,437,566	8,054,377
Koninklijke Ahold Delhaize NV	406,103	9,860,329
NN Group NV	114,077	3,299,971
Philips Lighting NV (b)	40,249	821,049
Randstad NV	45,902	1,842,552

TOTAL NETHERLANDS		34,251,991

Norway - 0.6%
Equinor ASA	406,485	5,691,556
Singapore - 1.6%
Oversea-Chinese Banking Corp. Ltd.	1,445,798	9,224,646
United Overseas Bank Ltd.	445,200	6,361,515

TOTAL SINGAPORE		15,586,161

Spain - 4.6%
ACS Actividades de Construccion y Servicios SA	101,001	2,525,675
Banco Bilbao Vizcaya Argentaria SA	2,460,062	8,041,408
Banco de Sabadell SA	2,072,034	858,528
Banco Santander SA (Spain)	6,131,118	13,689,526
CaixaBank SA	1,324,082	2,381,083
Enagas SA	91,826	2,142,360
International Consolidated Airlines Group SA CDI	367,472	1,027,022
Merlin Properties Socimi SA	135,188	1,253,313
Repsol SA	489,601	4,444,026
Telefonica SA	1,685,723	7,707,947

TOTAL SPAIN		44,070,888

Sweden - 1.4%
Boliden AB	100,910	2,034,084
SKF AB (B Shares)	138,007	2,178,251
Trelleborg AB (B Shares)	89,495	1,139,623
Volvo AB (B Shares)	605,286	7,756,480

TOTAL SWEDEN		13,108,438

Switzerland - 4.7%
Adecco SA (Reg.)	60,264	2,637,197
Credit Suisse Group AG	757,692	6,918,211
LafargeHolcim Ltd. (Reg.)	92,056	3,818,619
Nestle SA (Reg. S)	52,839	5,596,180
Novartis AG	304,412	25,978,055
Roche Holding AG (participation certificate)	1,596	552,691

TOTAL SWITZERLAND		45,500,953

United Kingdom - 15.4%
3i Group PLC	358,328	3,538,303
Aviva PLC	1,452,337	4,392,053
Babcock International Group PLC	184,963	981,930
Barclays PLC	5,942,324	7,934,792
Bellway PLC	45,265	1,518,210
BHP Billiton PLC	625,036	10,491,215
British American Tobacco PLC (United Kingdom)	653,274	25,179,956
BT Group PLC	3,236,342	4,730,398
Centrica PLC	2,150,782	1,075,729
GlaxoSmithKline PLC	88,068	1,837,327
Imperial Brands PLC	350,272	7,407,204
J Sainsbury PLC	636,362	1,587,767
Kingfisher PLC	786,321	1,559,899
Lloyds Banking Group PLC	18,016,170	7,289,498
Marks & Spencer Group PLC	719,448	838,206
Pearson PLC	288,015	1,660,881
Rio Tinto PLC	250,147	11,611,489
Royal Bank of Scotland Group PLC	1,695,161	2,364,939
Royal Dutch Shell PLC Class B (United Kingdom)	1,527,673	24,455,987
Taylor Wimpey PLC	1,206,850	2,235,201
Tesco PLC	2,978,599	8,810,158
Vodafone Group PLC	9,885,811	13,945,667
WM Morrison Supermarkets PLC	882,883	2,034,944

TOTAL UNITED KINGDOM		147,481,753

TOTAL COMMON STOCKS
(Cost $1,196,626,753)		932,047,173

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.16% (d)	18,134,144	18,139,584
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	847,177	847,261
TOTAL MONEY MARKET FUNDS
(Cost $18,985,905)		18,986,845
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $1,215,612,658)		951,034,018
NET OTHER ASSETS (LIABILITIES) - 0.9%		8,733,997
NET ASSETS - 100%		$959,768,015

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	340	June 2020	$27,851,100	$2,756,951	$2,756,951

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,483,521 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,069
Fidelity Securities Lending Cash Central Fund	30,344
Total	$155,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$65,727,933	$5,675,487	$60,052,446	$--
Consumer Discretionary	113,226,465	40,181,747	73,044,718	--
Consumer Staples	96,719,506	17,055,010	79,664,496	--
Energy	49,859,864	5,691,556	44,168,308	--
Financials	166,913,502	40,317,541	126,595,961	--
Health Care	121,952,013	75,513,601	46,438,412	--
Industrials	130,526,243	13,217,796	117,308,447	--
Information Technology	51,923,559	12,355,034	39,568,525	--
Materials	81,485,021	12,502,976	68,982,045	--
Real Estate	33,732,600	5,498,041	28,234,559	--
Utilities	19,980,467	17,906,963	2,073,504	--
Money Market Funds	18,986,845	18,986,845	--	--
Total Investments in Securities:	$951,034,018	$264,902,597	$686,131,421	$--
Derivative Instruments:
Assets
Futures Contracts	$2,756,951	$2,756,951	$--	$--
Total Assets	$2,756,951	$2,756,951	$--	$--
Total Derivative Instruments:	$2,756,951	$2,756,951	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,756,951	$0
Total Equity Risk	2,756,951	0
Total Value of Derivatives	$2,756,951	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $780,735) — See accompanying schedule: Unaffiliated issuers (cost $1,196,626,753)	$932,047,173
Fidelity Central Funds (cost $18,985,905)	18,986,845
Total Investment in Securities (cost $1,215,612,658)		$951,034,018
Segregated cash with brokers for derivative instruments		3,205,400
Foreign currency held at value (cost $285,723)		289,114
Receivable for fund shares sold		100,413
Dividends receivable		7,013,457
Interest receivable		205
Distributions receivable from Fidelity Central Funds		6,090
Prepaid expenses		294
Total assets		961,648,991
Liabilities
Payable for fund shares redeemed	$226,794
Accrued management fee	114,828
Payable for daily variation margin on futures contracts	591,678
Other payables and accrued expenses	100,138
Collateral on securities loaned	847,538
Total liabilities		1,880,976
Net Assets		$959,768,015
Net Assets consist of:
Paid in capital		$1,269,570,161
Total accumulated earnings (loss)		(309,802,146)
Net Assets		$959,768,015
Net Asset Value, offering price and redemption price per share ($959,768,015 ÷ 136,959,537 shares)		$7.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2020 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$16,749,939
Interest		10,419
Income from Fidelity Central Funds (including $30,344 from security lending)		155,413
Income before foreign taxes withheld		16,915,771
Less foreign taxes withheld		(1,489,648)
Total income		15,426,123
Expenses
Management fee	$788,520
Custodian fees and expenses	70,132
Independent trustees' fees and expenses	1,857
Registration fees	58,219
Audit	30,084
Legal	1,156
Miscellaneous	2,395
Total expenses		952,363
Net investment income (loss)		14,473,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,529,250)
Fidelity Central Funds	4,026
Foreign currency transactions	(642,854)
Futures contracts	(10,163,190)
Total net realized gain (loss)		(37,331,268)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(232,191,198)
Fidelity Central Funds	940
Assets and liabilities in foreign currencies	(6,769)
Futures contracts	2,219,940
Total change in net unrealized appreciation (depreciation)		(229,977,087)
Net gain (loss)		(267,308,355)
Net increase (decrease) in net assets resulting from operations		$(252,834,595)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2020 (Unaudited)	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,473,760	$28,130,671
Net realized gain (loss)	(37,331,268)	(11,304,633)
Change in net unrealized appreciation (depreciation)	(229,977,087)	26,362,202
Net increase (decrease) in net assets resulting from operations	(252,834,595)	43,188,240
Distributions to shareholders	(36,928,070)	(10,128,476)
Share transactions
Proceeds from sales of shares	198,968,336	518,943,553
Reinvestment of distributions	36,648,189	10,128,476
Cost of shares redeemed	(22,618,338)	(1,108,471)
Net increase (decrease) in net assets resulting from share transactions	212,998,187	527,963,558
Total increase (decrease) in net assets	(76,764,478)	561,023,322
Net Assets
Beginning of period	1,036,532,493	475,509,171
End of period	$959,768,015	$1,036,532,493
Other Information
Shares
Sold	23,438,000	58,479,530
Issued in reinvestment of distributions	4,018,442	1,207,208
Redeemed	(3,288,971)	(128,594)
Net increase (decrease)	24,167,471	59,558,144

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Value Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.37	.28
Net realized and unrealized gain (loss)	(1.97)	.07	(1.34)
Total from investment operations	(1.86)	.44	(1.06)
Distributions from net investment income	(.32)	(.18)	(.01)
Distributions from net realized gain	–	–C	–
Total distributions	(.32)	(.18)	(.01)
Net asset value, end of period	$7.01	$9.19	$8.93
Total ReturnD,E	(21.05)%	5.12%	(10.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.18%H	.26%	.37%H
Expenses net of fee waivers, if any	.18%H	.20%	.20%H
Expenses net of all reductions	.18%H	.20%	.20%H
Net investment income (loss)	2.76%H	4.22%	3.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$959,768	$1,036,532	$475,509
Portfolio turnover rateI	57%H	59%	54%H

 A For the period December 19, 2017 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2020

1. Organization.

Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, passive foreign investment companies (PFIC), certain deemed dividends, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,352,410
Gross unrealized depreciation	(293,629,695)
Net unrealized appreciation (depreciation)	$(271,277,285)
Tax cost	$1,225,068,254

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,208,986)
Long-term	(6,153,760)
Total capital loss carryforward	$(7,362,746)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	457,615,200	286,995,804

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI International Value Index Fund	$1,316

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 99% of the total outstanding shares of the Fund. Subsequent to period end, the Fund completed significant subscription transactions. As a result of these transactions, as of June 9, 2020, it reduced Strategic Advisers Fidelity International Fund ownership of record to 78% of the total outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.18%	$1,000.00	$789.50	$.80
Hypothetical-C		$1,000.00	$1,023.97	$.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IIV-SANN-0620
1.9885502.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 18, 2020